DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional VA U.S. Large Value Portfolio
Dimensional VA International Value Portfolio
Dimensional VA International Small Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA Global Bond Portfolio
Dimensional VIT Inflation-Protected Securities Portfolio
Dimensional VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
Dimensional VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ɏ	Represents 7 Day subsidized yield as of 7/31/25.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of July 31, 2025.
∞	Rates reflect the effective yields at purchase date.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.

CONTINUED
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Dimensional VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (7.5%)
	Alphabet, Inc. (GOOG US), Class C	6,087	$1,173,939
	Alphabet, Inc. (GOOGL US), Class A	7,029	1,348,865
	AT&T, Inc.	359,732	9,860,254
#*	Charter Communications, Inc., Class A	5,012	1,350,032
	Comcast Corp., Class A	191,883	6,376,272
	Electronic Arts, Inc.	12,698	1,936,318
	Fox Corp. (FOX US), Class B	19,981	1,021,828
	Fox Corp. (FOXA US), Class A	20,910	1,165,942
*	GCI Liberty, Inc. (GLBKV US), Class C	1,320	43,890
*	GCI Liberty, Inc. (GLIBA US), Class A	120	3,965
	Interpublic Group of Cos., Inc.	20,575	506,145
*	Liberty Broadband Corp. (LBRDA US), Class A	600	36,678
*	Liberty Broadband Corp. (LBRDK US), Class C	6,600	404,712
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	535	48,214
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	4,527	454,285
	News Corp. (NWS US), Class B	8,065	269,532
	News Corp. (NWSA US), Class A	16,744	490,934
#	Omnicom Group, Inc.	8,040	579,282
	Paramount Global (PARA US), Class B	38,139	479,407
	Paramount Global (PARAA US), Class A	1,652	31,537
#	Sirius XM Holdings, Inc.	3,978	84,015
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Sphere Entertainment Co.	154	$6,630
*	Take-Two Interactive Software, Inc.	6,014	1,339,498
	T-Mobile U.S., Inc.	28,623	6,824,010
	Verizon Communications, Inc.	217,401	9,296,067
	Walt Disney Co.	35,019	4,171,113
*	Warner Bros Discovery, Inc.	107,264	1,412,667
TOTAL COMMUNICATION SERVICES			50,716,031
CONSUMER DISCRETIONARY — (4.8%)
*	Aptiv PLC	5,913	405,868
	Aramark	21,061	896,356
	Autoliv, Inc.	7,172	800,037
	Best Buy Co., Inc.	3,596	233,956
	BorgWarner, Inc.	10,903	401,230
*	Caesars Entertainment, Inc.	2,169	57,869
*	Capri Holdings Ltd.	1,300	23,647
*	CarMax, Inc.	7,769	439,803
*	Carnival Corp.	43,840	1,305,117
	Dick's Sporting Goods, Inc.	958	202,627
	DR Horton, Inc.	23,757	3,393,450
	eBay, Inc.	26,708	2,450,459
*	Flutter Entertainment PLC	2,116	639,582
	Ford Motor Co.	313,394	3,469,272
	Gap, Inc.	1,476	28,723
	Garmin Ltd.	7,850	1,717,266
	General Motors Co.	91,295	4,869,675
	Gentex Corp.	3,570	94,319
	Genuine Parts Co.	6,863	884,503
	Harley-Davidson, Inc.	1,373	33,405
	Hasbro, Inc.	1,003	75,386
	Hyatt Hotels Corp., Class A	2,188	308,442
	Lear Corp.	4,194	395,452
	Lennar Corp. (LEN US), Class A	16,013	1,796,338
#	Lennar Corp. (LENB US), Class B	1,507	161,520
	Lithia Motors, Inc.	218	62,784
	LKQ Corp.	35,025	1,032,187
*	MGM Resorts International	7,230	263,534
*	Mohawk Industries, Inc.	618	70,767
*	NVR, Inc.	40	301,980

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Penske Automotive Group, Inc.	3,800	$636,158
	PulteGroup, Inc.	20,992	2,370,417
	PVH Corp.	672	49,338
	Ralph Lauren Corp.	2,390	714,013
*	Rivian Automotive, Inc., Class A	19,400	249,678
	Service Corp. International	700	53,417
	Tapestry, Inc.	2,585	279,258
	Toll Brothers, Inc.	3,629	429,528
#	Whirlpool Corp.	7,835	650,618
TOTAL CONSUMER DISCRETIONARY			32,247,979
CONSUMER STAPLES — (4.6%)
	Albertsons Cos., Inc., Class A	8,153	156,701
	Archer-Daniels-Midland Co.	17,513	948,854
*	BellRing Brands, Inc.	3,250	177,385
	Bunge Global SA	11,955	953,531
	Campbell's Co.	12,528	399,894
#	Casey's General Stores, Inc.	1,226	637,679
	Church & Dwight Co., Inc.	483	45,291
	Conagra Brands, Inc.	13,042	238,147
	Constellation Brands, Inc., Class A	12,500	2,088,000
*	Coty, Inc., Class A	22,970	111,405
*	Darling Ingredients, Inc.	4,055	131,301
	Dollar General Corp.	3,578	375,332
#*	Dollar Tree, Inc.	21,034	2,388,411
	General Mills, Inc.	52,942	2,593,099
	Hormel Foods Corp.	9,549	268,231
	J.M. Smucker Co.	2,211	237,329
	Kenvue, Inc.	145,326	3,115,789
	Keurig Dr. Pepper, Inc.	47,384	1,547,088
	Kraft Heinz Co.	17,345	476,294
	Kroger Co.	61,601	4,318,230
	McCormick & Co., Inc. (MKC US)	2,337	165,062
	Molson Coors Beverage Co., Class B	11,394	555,116
	Mondelez International, Inc., Class A	66,218	4,283,642
*	Performance Food Group Co.	5,819	584,228
	Pilgrim's Pride Corp.	2,655	125,820
*	Post Holdings, Inc.	919	97,239
	Seaboard Corp.	12	38,006
	Target Corp.	23,039	2,315,419
	Tyson Foods, Inc., Class A	10,665	557,780
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	U.S. Foods Holding Corp.	13,588	$1,132,288
TOTAL CONSUMER STAPLES			31,062,591
ENERGY — (11.4%)
	APA Corp.	454	8,758
	Baker Hughes Co.	95,215	4,289,436
	Chevron Corp.	76,114	11,541,927
	ConocoPhillips	64,415	6,141,326
	Coterra Energy, Inc.	58,717	1,432,108
	Devon Energy Corp.	49,369	1,640,038
	Diamondback Energy, Inc.	13,637	2,027,276
	EOG Resources, Inc.	37,903	4,549,118
	EQT Corp.	6,928	372,380
	Expand Energy Corp.	3,177	332,886
	Exxon Mobil Corp.	205,500	22,942,020
	Halliburton Co.	38,410	860,384
	Helmerich & Payne, Inc.	818	13,260
	HF Sinclair Corp.	3,700	162,578
	Kinder Morgan, Inc.	68,094	1,910,718
	Marathon Petroleum Corp.	23,522	4,003,209
	NOV, Inc.	626	7,875
	Occidental Petroleum Corp.	46,358	2,036,970
	ONEOK, Inc.	17,185	1,411,060
	Ovintiv, Inc.	10,759	443,056
	Phillips 66	23,506	2,904,871
	Schlumberger NV	63,886	2,159,347
	Valero Energy Corp.	21,715	2,981,687
	Williams Cos., Inc.	48,763	2,923,342
TOTAL ENERGY			77,095,630
FINANCIALS — (24.5%)
	Aflac, Inc.	20,951	2,081,691
	Allstate Corp.	11,500	2,337,375
	Ally Financial, Inc.	32,768	1,240,269
	American Financial Group, Inc.	4,681	584,657
	American International Group, Inc.	39,995	3,104,812
	Arch Capital Group Ltd.	29,985	2,580,509
	Assurant, Inc.	3,963	742,270
	Axis Capital Holdings Ltd.	973	91,306
	Bank of America Corp.	116,602	5,511,776
	Bank of New York Mellon Corp.	38,872	3,943,564
*	Berkshire Hathaway, Inc., Class B	29,719	14,023,802
	Blackrock, Inc.	1,483	1,640,213
*	Block, Inc.	4,887	377,570

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital One Financial Corp.	19,646	$4,223,890
	Carlyle Group, Inc.	2,100	127,386
	Charles Schwab Corp.	13,516	1,320,919
	Chubb Ltd.	13,005	3,459,850
	Cincinnati Financial Corp.	3,827	564,521
	Citigroup, Inc.	32,634	3,057,806
	Citizens Financial Group, Inc.	20,697	987,661
	CME Group, Inc.	922	256,574
	Comerica, Inc.	654	44,191
	Corebridge Financial, Inc.	9,686	344,434
	East West Bancorp, Inc.	3,233	324,108
	Everest Group Ltd.	1,739	583,956
	F&G Annuities & Life, Inc.	389	12,413
	Fidelity National Financial, Inc.	9,333	526,661
	Fidelity National Information Services, Inc.	42,824	3,400,654
	Fifth Third Bancorp	55,321	2,299,694
	First Citizens BancShares, Inc., Class A	867	1,729,457
	First Horizon Corp.	7,379	160,936
*	Fiserv, Inc.	13,865	1,926,403
	Franklin Resources, Inc.	10,235	245,640
	Global Payments, Inc.	11,722	937,174
	Globe Life, Inc.	4,255	597,700
	Goldman Sachs Group, Inc.	10,148	7,342,991
	Hartford Insurance Group, Inc.	29,291	3,643,507
	Huntington Bancshares, Inc.	62,613	1,028,732
	Intercontinental Exchange, Inc.	4,372	808,077
	Jefferies Financial Group, Inc.	1,212	69,884
	JPMorgan Chase & Co.	111,132	32,921,744
	KeyCorp	40,804	731,208
	Lincoln National Corp.	2,459	93,712
	Loews Corp.	7,809	707,027
	M&T Bank Corp.	5,919	1,116,915
*	Markel Group, Inc.	463	929,838
	MetLife, Inc.	50,464	3,832,741
	Morgan Stanley	45,631	6,500,592
	Northern Trust Corp.	11,340	1,474,200
*	PayPal Holdings, Inc.	62,607	4,304,857
	PNC Financial Services Group, Inc.	11,514	2,190,769
		Shares	Value†
FINANCIALS — (Continued)
	Principal Financial Group, Inc.	14,451	$1,124,721
	Prosperity Bancshares, Inc.	567	37,773
	Prudential Financial, Inc.	24,448	2,532,324
	Raymond James Financial, Inc.	15,482	2,587,507
	Regions Financial Corp.	42,012	1,064,164
	Reinsurance Group of America, Inc.	828	159,349
	RenaissanceRe Holdings Ltd.	250	60,935
	State Street Corp.	12,650	1,413,637
	Synchrony Financial	36,836	2,566,364
	Synovus Financial Corp.	1,104	52,153
	T. Rowe Price Group, Inc.	7,864	797,803
	Travelers Cos., Inc.	19,755	5,141,041
	Truist Financial Corp.	28,047	1,225,934
	U.S. Bancorp	52,756	2,371,910
	Unum Group	5,925	425,474
	W.R. Berkley Corp.	13,723	944,280
	Webster Financial Corp.	384	22,138
	Wells Fargo & Co.	110,643	8,921,145
	Willis Towers Watson PLC	2,028	640,463
	Zions Bancorp NA	3,064	164,292
TOTAL FINANCIALS			165,342,043
HEALTH CARE — (13.1%)
	Abbott Laboratories	42,721	5,390,963
	Agilent Technologies, Inc.	2,012	230,998
*	Avantor, Inc.	14,651	196,909
	Baxter International, Inc.	22,262	484,421
	Becton Dickinson & Co.	14,836	2,644,517
*	Biogen, Inc.	9,156	1,171,968
*	BioMarin Pharmaceutical, Inc.	1,200	69,420
*	Bio-Rad Laboratories, Inc., Class A	918	222,110
*	Boston Scientific Corp.	11,051	1,159,471
	Bristol-Myers Squibb Co.	45,242	1,959,431
*	Centene Corp.	17,690	461,178
*	Charles River Laboratories International, Inc.	2,087	354,039
	Cigna Group	13,848	3,702,678
*	Cooper Cos., Inc.	1,912	135,159
	CVS Health Corp.	22,731	1,411,595

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Danaher Corp.	11,146	$2,197,545
*	Edwards Lifesciences Corp.	19,522	1,548,290
*	Elanco Animal Health, Inc.	6,840	93,571
	Elevance Health, Inc.	11,548	3,269,008
*	Envista Holdings Corp.	1,720	32,491
*	GE HealthCare Technologies, Inc.	36,312	2,589,772
	Gilead Sciences, Inc.	27,765	3,117,732
*	Henry Schein, Inc.	11,024	745,774
*	Hologic, Inc.	12,948	865,185
	Humana, Inc.	9,065	2,265,072
*	Incyte Corp.	1,360	101,850
*	IQVIA Holdings, Inc.	5,426	1,008,476
*	Jazz Pharmaceuticals PLC	5,515	632,184
	Johnson & Johnson	87,679	14,444,238
	Labcorp Holdings, Inc.	3,485	906,379
	McKesson Corp.	3,387	2,349,020
	Medtronic PLC	32,325	2,917,008
	Merck & Co., Inc.	19,877	1,552,791
*	Moderna, Inc.	7,095	209,728
*	Molina Healthcare, Inc.	1,833	289,376
	Pfizer, Inc.	200,177	4,662,122
	Quest Diagnostics, Inc.	11,566	1,936,264
	Regeneron Pharmaceuticals, Inc.	3,799	2,072,203
	Revvity, Inc.	3,314	291,301
	STERIS PLC	5,962	1,350,333
	Teleflex, Inc.	157	18,762
*	Tenet Healthcare Corp.	2,208	356,106
	Thermo Fisher Scientific, Inc.	10,639	4,975,648
*	United Therapeutics Corp.	2,317	636,480
	UnitedHealth Group, Inc.	36,709	9,161,098
	Universal Health Services, Inc., Class B	6,859	1,141,681
*	Vertex Pharmaceuticals, Inc.	22	10,051
	Viatris, Inc.	50,231	439,019
	Zimmer Biomet Holdings, Inc.	9,350	856,928
TOTAL HEALTH CARE			88,638,343
INDUSTRIALS — (14.9%)
	AECOM	1,339	150,959
	AGCO Corp.	4,174	492,407
		Shares	Value†
INDUSTRIALS — (Continued)
*	Amentum Holdings, Inc.	7,896	$197,163
	AMETEK, Inc.	14,447	2,670,528
*	Builders FirstSource, Inc.	12,022	1,528,357
*	CACI International, Inc., Class A	200	92,114
	Carlisle Cos., Inc.	2,396	849,885
	Carrier Global Corp.	33,212	2,279,007
*	Clean Harbors, Inc.	708	166,953
	CNH Industrial NV	38,211	495,215
	Concentrix Corp.	1,452	75,460
	CSX Corp.	102,602	3,646,475
	Cummins, Inc.	10,354	3,806,337
	Deere & Co.	9,741	5,107,888
	Delta Air Lines, Inc.	55,895	2,974,173
	Dover Corp.	9,599	1,738,763
	Eaton Corp. PLC	7,816	3,006,972
	EMCOR Group, Inc.	452	283,625
	Emerson Electric Co.	12,435	1,809,417
	FedEx Corp.	13,890	3,104,276
	Fortive Corp.	14,666	702,941
	Fortune Brands Innovations, Inc.	12,304	671,060
	GE Vernova, Inc.	324	213,934
	General Dynamics Corp.	9,310	2,901,089
*	GXO Logistics, Inc.	407	20,232
	Howmet Aerospace, Inc.	92	16,539
	Hubbell, Inc.	22	9,625
	Huntington Ingalls Industries, Inc.	1,502	418,848
	IDEX Corp.	597	97,615
	Ingersoll Rand, Inc.	23,401	1,980,427
	ITT, Inc.	400	67,984
	Jacobs Solutions, Inc.	5,558	788,513
	JB Hunt Transport Services, Inc.	4,129	594,782
	Johnson Controls International PLC	23,001	2,415,105
	Knight-Swift Transportation Holdings, Inc.	1,347	57,248
	L3Harris Technologies, Inc.	6,595	1,812,438
	Leidos Holdings, Inc.	9,709	1,550,042
*	MasTec, Inc.	425	80,414
*	Middleby Corp.	311	45,157
*	NEXTracker, Inc., Class A	9,036	526,437
	Norfolk Southern Corp.	16,122	4,481,916
	Northrop Grumman Corp.	7,206	4,155,052
	Oshkosh Corp.	522	66,049
	Otis Worldwide Corp.	2,174	186,290
	Owens Corning	8,674	1,209,416

Dimensional VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	PACCAR, Inc.	43,477	$4,293,789
	Parker-Hannifin Corp.	6,116	4,476,300
	Pentair PLC	14,793	1,511,845
	Quanta Services, Inc.	8,081	3,281,937
	Republic Services, Inc.	12,507	2,884,740
	RTX Corp.	44,315	6,982,715
	Sensata Technologies Holding PLC	515	15,841
	Snap-on, Inc.	6,398	2,054,974
	Southwest Airlines Co.	27,308	844,636
	SS&C Technologies Holdings, Inc.	21,296	1,820,382
	Stanley Black & Decker, Inc.	6,807	460,494
	Textron, Inc.	16,232	1,262,363
	TransUnion	5,407	514,692
*	U-Haul Holding Co. (UHAL US)	1,475	85,343
	U-Haul Holding Co. (UHAL/B US)	16,075	835,900
*	United Airlines Holdings, Inc.	26,066	2,301,888
	United Parcel Service, Inc., Class B	5,069	436,745
	United Rentals, Inc.	4,788	4,227,517
	WESCO International, Inc.	600	124,176
	Westinghouse Air Brake Technologies Corp.	8,070	1,549,843
	Xylem, Inc.	6,229	900,838
TOTAL INDUSTRIALS			100,412,085
INFORMATION TECHNOLOGY — (9.9%)
	Accenture PLC, Class A	5,459	1,458,099
*	Advanced Micro Devices, Inc.	20,542	3,621,760
*	Akamai Technologies, Inc.	8,499	648,559
	Amdocs Ltd.	15,020	1,282,107
	Analog Devices, Inc.	15,276	3,431,448
	Avnet, Inc.	1,297	68,663
	Broadcom, Inc.	54	15,860
*	Ciena Corp.	1,583	146,966
	Cisco Systems, Inc.	150,349	10,235,760
	Cognizant Technology Solutions Corp., Class A	49,920	3,582,259
*	Coherent Corp.	781	84,036
	Corning, Inc.	68,224	4,314,486
*	DXC Technology Co.	2,899	39,455
	Entegris, Inc.	200	15,692
*	F5, Inc.	1,080	338,494
*	First Solar, Inc.	4,833	844,470
*	Flex Ltd.	25,689	1,281,110
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hewlett Packard Enterprise Co.	92,529	$1,914,425
	HP, Inc.	106,724	2,646,755
	Intel Corp.	76,556	1,515,809
*	IPG Photonics Corp.	430	32,203
*	Keysight Technologies, Inc.	7,683	1,259,320
*	Kyndryl Holdings, Inc.	1,573	59,412
	Marvell Technology, Inc.	3,859	310,148
	Microchip Technology, Inc.	1,704	115,173
	Micron Technology, Inc.	44,970	4,908,026
	NXP Semiconductors NV	5,546	1,185,568
*	ON Semiconductor Corp.	36,695	2,068,130
*	Qorvo, Inc.	5,422	453,279
	QUALCOMM, Inc.	6,039	886,284
*	Ralliant Corp.	4,888	223,479
	Roper Technologies, Inc.	1,196	658,278
	Salesforce, Inc.	26,793	6,921,436
*	Sandisk Corp.	4,710	202,153
	Skyworks Solutions, Inc.	11,761	806,099
	TD SYNNEX Corp.	2,852	411,800
	TE Connectivity PLC	30,520	6,279,490
*	Teledyne Technologies, Inc.	1,702	937,836
	Vontier Corp.	2,863	118,729
	Western Digital Corp.	14,132	1,112,047
*	Zebra Technologies Corp., Class A	1,041	352,920
*	Zoom Communications, Inc.	2,191	162,244
TOTAL INFORMATION TECHNOLOGY			66,950,267
MATERIALS — (8.0%)
	Air Products & Chemicals, Inc.	9,432	2,715,284
#	Albemarle Corp.	5,245	355,873
	Amcor PLC	67,243	628,722
	Ball Corp.	19,994	1,144,857
	Celanese Corp.	6,557	342,472
	CF Industries Holdings, Inc.	14,702	1,364,787
*	Cleveland-Cliffs, Inc.	15,656	164,701
	Corteva, Inc.	24,017	1,732,346
	CRH PLC (CRHCF US)	36,337	3,468,367
	Crown Holdings, Inc.	2,200	218,592
	Dow, Inc.	78,218	1,821,697

Dimensional VA U.S. Large Value Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
DuPont de Nemours, Inc.	17,056	$1,226,326
Eastman Chemical Co.	14,927	1,083,850
FMC Corp.	801	31,271
Freeport-McMoRan, Inc.	105,482	4,244,596
Huntsman Corp.	3,237	31,399
International Flavors & Fragrances, Inc.	10,181	723,156
International Paper Co.	26,648	1,245,528
Linde PLC	17,753	8,170,996
LyondellBasell Industries NV, Class A	34,302	1,987,115
Martin Marietta Materials, Inc.	4,484	2,577,762
Mosaic Co.	29,416	1,059,270
Newmont Corp.	77,743	4,827,840
Nucor Corp.	19,026	2,722,050
Packaging Corp. of America	9,401	1,821,444
PPG Industries, Inc.	16,048	1,693,064
Reliance, Inc.	3,813	1,106,266
Royal Gold, Inc.	782	118,410
Smurfit WestRock PLC	17,093	758,587
Sonoco Products Co.	945	42,591
Steel Dynamics, Inc.	15,902	2,028,459
Vulcan Materials Co.	9,911	2,722,254
Westlake Corp.	3,309	262,404
TOTAL MATERIALS		54,442,336
	Shares	Value†
REAL ESTATE — (0.4%)
* CBRE Group, Inc., Class A	15,057	$2,344,977
* Jones Lang LaSalle, Inc.	693	187,360
TOTAL REAL ESTATE		2,532,337
UTILITIES — (0.1%)
NRG Energy, Inc.	1,961	327,879
Vistra Corp.	2,457	512,383
TOTAL UTILITIES		840,262
TOTAL COMMON STOCKS Cost ($435,932,438)		670,279,904

TEMPORARY CASH INVESTMENTS — (0.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	1,386,999	1,386,999
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	322,672	3,732,346
TOTAL INVESTMENTS — (100.0%)
(Cost $441,051,783)^^			$675,399,249
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$50,716,031	—	—	$50,716,031
Consumer Discretionary	32,247,979	—	—	32,247,979
Consumer Staples	31,062,591	—	—	31,062,591
Energy	77,095,630	—	—	77,095,630
Financials	165,342,043	—	—	165,342,043
Health Care	88,638,343	—	—	88,638,343
Industrials	100,412,085	—	—	100,412,085
Information Technology	66,950,267	—	—	66,950,267
Materials	54,442,336	—	—	54,442,336
Real Estate	2,532,337	—	—	2,532,337
Utilities	840,262	—	—	840,262

Dimensional VA U.S. Large Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$1,386,999	—	—	$1,386,999
Securities Lending Collateral	—	$3,732,346	—	3,732,346
Total Investments in Securities	$671,666,903	$3,732,346	—	$675,399,249

Dimensional VA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (5.5%)
	Ampol Ltd.	2,164	$37,835
	Ansell Ltd.	2,809	53,777
	ANZ Group Holdings Ltd.	157,918	3,098,903
	Aurizon Holdings Ltd.	277,946	576,968
	Bendigo & Adelaide Bank Ltd.	42,211	330,692
	BlueScope Steel Ltd.	88,805	1,346,310
	Challenger Ltd.	74,498	391,532
	Cleanaway Waste Management Ltd.	187,535	345,612
	Dyno Nobel Ltd.	224,487	422,140
#	Endeavour Group Ltd.	89,250	233,718
	Evolution Mining Ltd.	221,600	1,002,899
	Fortescue Ltd.	45,989	520,331
	Harvey Norman Holdings Ltd.	112,868	418,496
	Lendlease Corp. Ltd.	34,943	117,444
	National Australia Bank Ltd.	176,496	4,380,038
	Northern Star Resources Ltd.	13,563	134,753
	Orica Ltd.	73,299	1,000,975
	Origin Energy Ltd.	152,913	1,143,454
	QBE Insurance Group Ltd.	121,237	1,798,456
	Ramsay Health Care Ltd.	935	23,146
	Rio Tinto Ltd.	30,306	2,155,300
*	Sandfire Resources Ltd.	15,767	106,074
	Santos Ltd.	496,255	2,497,099
	Sonic Healthcare Ltd.	67,686	1,195,256
	South32 Ltd. (S32 AU)	574,429	1,074,205
	Suncorp Group Ltd.	111,820	1,498,920
	TPG Telecom Ltd.	46,621	165,364
	Treasury Wine Estates Ltd.	7,916	38,279
	Westpac Banking Corp.	208,275	4,496,684
#	Whitehaven Coal Ltd.	69,787	286,217
	Woodside Energy Group Ltd. (WDS AU)	154,378	2,612,443
	Worley Ltd.	19,466	165,657
#	Yancoal Australia Ltd.	87,072	351,662
TOTAL AUSTRALIA			34,020,639
AUSTRIA — (0.2%)
	Erste Group Bank AG	7,148	653,641
	OMV AG	8,499	432,840
TOTAL AUSTRIA			1,086,481
		Shares	Value»
BELGIUM — (0.6%)
	Ageas SA	17,680	$1,202,090
	Anheuser-Busch InBev SA (ABI BB)	19,542	1,123,521
	KBC Group NV	15,429	1,609,304
	Solvay SA	1,341	42,017
	Syensqo SA	397	31,465
TOTAL BELGIUM			4,008,397
CANADA — (10.2%)
	Agnico Eagle Mines Ltd. (AEM US)	3,660	455,158
	AltaGas Ltd.	19,080	563,339
	ARC Resources Ltd.	29,562	577,116
#	Bank of Montreal (BMO CN)	13,251	1,462,621
	Bank of Montreal (BMO US)	36,571	4,038,901
	Bank of Nova Scotia (BNS CN)	18,885	1,050,696
	Bank of Nova Scotia (BNS US)	60,155	3,345,220
	Barrick Mining Corp. (B US)	240,015	5,069,117
	Brookfield Wealth Solutions Ltd.	591	39,556
	Canadian Imperial Bank of Commerce (CM CN)	49,997	3,573,328
	Canadian Imperial Bank of Commerce (CM US)	38,530	2,752,583
	Canadian Tire Corp. Ltd., Class A	4,388	587,706
	Cenovus Energy, Inc. (CVE US)	135,829	2,068,676
	Fairfax Financial Holdings Ltd.	2,064	3,650,670
*	First Quantum Minerals Ltd.	49,651	834,563
	iA Financial Corp., Inc.	15,318	1,499,408
	IGM Financial, Inc.	5,103	168,971
	Kinross Gold Corp. (K CN)	92,288	1,476,635
	Kinross Gold Corp. (KGC US)	74,127	1,186,032
	Lundin Mining Corp.	128,613	1,313,419
	Magna International, Inc. (MGA US)	44,732	1,834,012
	Manulife Financial Corp. (MFC CN)	6,030	186,566
	Manulife Financial Corp. (MFC US)	64,595	1,999,861

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Nutrien Ltd. (NTR CN)	900	$53,399
#	Nutrien Ltd. (NTR US)	71,937	4,267,338
	Pan American Silver Corp. (PAAS US)	30,505	824,245
	Pembina Pipeline Corp. (PBA US)	10,137	376,995
	Pembina Pipeline Corp. (PPL CN)	4,054	150,679
	Saputo, Inc.	3,738	78,397
	Suncor Energy, Inc. (SU CN)	8,621	340,023
	Suncor Energy, Inc. (SU US)	115,409	4,554,039
	Teck Resources Ltd. (TECK US), Class B	75,651	2,455,631
	Teck Resources Ltd. (TECK/A CN), Class A	200	6,748
	Teck Resources Ltd. (TECKB CN), Class B	134	4,345
	Toronto-Dominion Bank (TD CN)	16,845	1,226,903
	Toronto-Dominion Bank (TD US)	88,723	6,466,132
#	Tourmaline Oil Corp.	56,406	2,400,593
	Whitecap Resources, Inc.	14,668	110,730
TOTAL CANADA			63,050,351
DENMARK — (2.5%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	237	465,034
	AP Moller - Maersk AS (MAERSKB DC), Class B	282	556,883
	Carlsberg AS, Class B	14,014	1,747,086
#	Coloplast AS, Class B	10,747	981,545
	Danske Bank AS	32,233	1,278,730
*	Demant AS	12,462	472,155
	DSV AS	14,966	3,353,655
*	Genmab AS (GMAB DC)	4,778	1,028,691
	H Lundbeck AS (HLUNA DC), Class A	3,204	14,334
	Novonesis Novozymes B, Class B	36,497	2,361,265
	Pandora AS	4,327	714,368
	Rockwool AS, Class A	3,550	156,277
	Rockwool AS, Class B	9,977	437,198
#	Tryg AS	22,374	539,704
	Vestas Wind Systems AS	65,697	1,199,502
TOTAL DENMARK			15,306,427
		Shares	Value»
FINLAND — (0.5%)
#	Fortum OYJ	11,501	$210,994
	Nokia OYJ (NOK US), Sponsored ADR	34,049	138,920
	Nokia OYJ (NOKIA FH)	476,842	1,943,296
	Nordea Bank Abp (NDA FH)	63,303	923,703
	UPM-Kymmene OYJ	4,673	121,114
TOTAL FINLAND			3,338,027
FRANCE — (9.7%)
*	Alstom SA	8,945	209,817
Ω	Amundi SA	2,929	216,454
	BNP Paribas SA	50,945	4,645,075
	Bollore SE	60,491	348,916
	Bouygues SA	36,761	1,513,690
*	Canal & SA	29,111	92,654
	Capgemini SE	1,240	184,607
	Carrefour SA	87,166	1,249,176
	Cie de Saint-Gobain SA	68,908	7,904,926
	Cie Generale des Etablissements Michelin SCA	109,893	3,909,605
	Credit Agricole SA	32,751	602,766
	Eiffage SA	10,913	1,464,911
	Engie SA	242,398	5,448,674
	Orange SA (ORA FP)	296,627	4,512,012
	Pernod Ricard SA	6,125	629,458
	Publicis Groupe SA (PUB FP)	13,752	1,256,681
	Renault SA	31,052	1,148,948
	Rexel SA	10,865	328,388
	Sanofi SA (SAN FP)	48,344	4,339,871
	Societe Generale SA	84,567	5,397,785
	STMicroelectronics NV (STM US)	4,911	124,887
	TotalEnergies SE (TTE FP)	228,351	13,578,999
	TotalEnergies SE (TTE US), Sponsored ADR	7,191	428,224
	Vinci SA	1,599	222,115
	Vivendi SE	29,111	110,354
TOTAL FRANCE			59,868,993
GERMANY — (8.3%)
	BASF SE	127,158	6,231,934
	Bayer AG	99,627	3,098,571
	Bayerische Motoren Werke AG	30,928	2,942,842
#	Brenntag SE	1,451	90,019
	Commerzbank AG	121,941	4,446,678
	Continental AG	13,917	1,188,659
*	Covestro AG	20,608	1,396,627
	Daimler Truck Holding AG	82,778	4,026,757

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Deutsche Bank AG (DB US)	40,923	$1,349,641
	Deutsche Bank AG (DBK GR)	124,505	4,100,762
	Deutsche Lufthansa AG	29,747	255,076
	Deutsche Post AG	81,254	3,640,643
Ω	DWS Group GmbH & Co. KGaA	1,706	102,162
	E.ON SE	196,161	3,578,611
	Evonik Industries AG	1,256	24,942
	Fresenius Medical Care AG (FME GR)	20,548	1,042,224
	Fresenius SE & Co. KGaA	35,281	1,683,984
#Ω	Hapag-Lloyd AG	2,188	315,820
	Heidelberg Materials AG	18,332	4,229,091
	Henkel AG & Co. KGaA	7,921	563,265
	Infineon Technologies AG (IFX GR)	5,780	227,056
	Mercedes-Benz Group AG	83,938	4,752,590
	Merck KGaA	4,286	535,683
	RWE AG	30,564	1,253,894
	Volkswagen AG	3,115	332,196
TOTAL GERMANY			51,409,727
HONG KONG — (1.5%)
	BOC Hong Kong Holdings Ltd.	274,500	1,232,575
#Ω	Budweiser Brewing Co. APAC Ltd.	209,300	219,711
	Cathay Pacific Airways Ltd.	220,090	327,123
	CK Asset Holdings Ltd.	206,217	944,927
	CK Hutchison Holdings Ltd.	284,012	1,848,634
	CK Infrastructure Holdings Ltd.	24,000	169,032
	Galaxy Entertainment Group Ltd.	60,000	292,600
	Hang Lung Properties Ltd.	3,404	3,506
	Hang Seng Bank Ltd.	12,600	183,540
#	Henderson Land Development Co. Ltd.	74,255	259,839
	Hong Kong & China Gas Co. Ltd.	276,000	246,347
	MTR Corp. Ltd.	67,660	243,391
	Sino Land Co. Ltd.	397,571	458,280
	Sun Hung Kai Properties Ltd.	95,362	1,132,659
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific Ltd. (19 HK), Class A	49,500	$447,447
	Swire Pacific Ltd. (87 HK), Class B	92,500	145,323
Ω	WH Group Ltd.	1,317,189	1,318,688
#	Xinyi Glass Holdings Ltd.	80,075	82,540
TOTAL HONG KONG			9,556,162
IRELAND — (0.3%)
	AIB Group PLC	88,815	700,630
	Bank of Ireland Group PLC	71,890	964,043
TOTAL IRELAND			1,664,673
ISRAEL — (1.1%)
	Ashtrom Group Ltd.	744	15,504
	Bank Hapoalim BM	78,721	1,476,260
	Bank Leumi Le-Israel BM	114,309	2,114,577
	Clal Insurance Enterprises Holdings Ltd.	10,637	509,981
	Delek Group Ltd.	1,690	343,216
*	Equital Ltd.	614	26,643
	Harel Insurance Investments & Financial Services Ltd.	12,398	373,747
	ICL Group Ltd.	15,383	95,835
	Israel Discount Bank Ltd., Class A	136,911	1,309,352
	Kenon Holdings Ltd.	1,116	53,083
	Migdal Insurance & Financial Holdings Ltd.	74,606	227,687
TOTAL ISRAEL			6,545,885
ITALY — (2.1%)
	Banco BPM SpA	92,447	1,178,990
#	BPER Banca SpA	8,285	81,529
	Eni SpA (ENI IM)	255,959	4,368,537
	Stellantis NV (STLA US)	10,010	88,989
#	Stellantis NV (STLA UX)	68,330	607,454
	Stellantis NV (STLAM IM)	145,096	1,280,487
	Tenaris SA (TS US), ADR	6,067	211,981
	UniCredit SpA	65,791	4,840,477
	Unipol Assicurazioni SpA	2,664	53,434
TOTAL ITALY			12,711,878

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (20.4%)
	Acom Co. Ltd.	43,100	$124,642
	AGC, Inc.	31,800	957,011
	Air Water, Inc.	22,400	330,908
	Aisin Corp.	68,500	946,671
	Alfresa Holdings Corp.	12,800	185,805
	Amada Co. Ltd.	38,200	430,740
	Asahi Group Holdings Ltd.	170,400	2,161,708
	Asahi Kasei Corp.	173,200	1,205,083
	Bridgestone Corp.	34,300	1,387,441
	Brother Industries Ltd.	29,100	495,161
	Chiba Bank Ltd.	30,300	282,417
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	143,729
	COMSYS Holdings Corp.	8,300	190,276
	Concordia Financial Group Ltd.	57,500	381,296
	Cosmo Energy Holdings Co. Ltd.	8,600	381,690
	Credit Saison Co. Ltd.	16,600	437,966
	Dai Nippon Printing Co. Ltd.	7,100	109,336
	Daicel Corp.	13,900	119,569
	Dai-ichi Life Holdings, Inc.	218,400	1,728,021
	Daiwa House Industry Co. Ltd.	58,800	1,943,982
	Daiwa Securities Group, Inc.	47,700	332,080
	Denso Corp.	97,700	1,325,537
	Dentsu Group, Inc.	2,300	45,357
	ENEOS Holdings, Inc.	452,427	2,374,623
	EXEO Group, Inc.	2,600	34,151
	Fuji Media Holdings, Inc.	1,800	42,432
	FUJIFILM Holdings Corp.	38,400	796,501
	Fukuoka Financial Group, Inc.	9,200	250,857
	Fuyo General Lease Co. Ltd.	5,400	145,868
	Gunma Bank Ltd.	7,400	69,293
	Hachijuni Bank Ltd.	22,503	202,452
	Hakuhodo DY Holdings, Inc.	24,900	195,949
	Hankyu Hanshin Holdings, Inc.	25,400	661,966
	Haseko Corp.	28,900	429,940
	Hitachi Construction Machinery Co. Ltd.	12,900	373,610
	Honda Motor Co. Ltd. (7267 JP)	424,500	4,394,807
#	Hulic Co. Ltd.	29,000	276,593
	Ibiden Co. Ltd.	2,400	101,499
	Idemitsu Kosan Co. Ltd.	124,000	797,148
		Shares	Value»
JAPAN — (Continued)
	Iida Group Holdings Co. Ltd.	14,400	$201,972
	INFRONEER Holdings, Inc.	15,600	131,837
	Inpex Corp.	140,900	2,006,240
	Isuzu Motors Ltd.	73,100	936,850
	Iwatani Corp.	16,400	172,501
	Iyogin Holdings, Inc.	9,100	105,746
	J Front Retailing Co. Ltd.	28,400	382,825
	Japan Airlines Co. Ltd.	16,400	325,663
	Japan Post Bank Co. Ltd.	28,100	313,632
	Japan Post Holdings Co. Ltd.	41,800	387,096
	Japan Post Insurance Co. Ltd.	10,000	256,046
	JFE Holdings, Inc.	76,389	884,054
	JTEKT Corp.	24,600	212,590
	Kajima Corp.	5,000	125,253
	Kamigumi Co. Ltd.	7,300	205,155
	Kandenko Co. Ltd.	2,500	59,223
#	Kawasaki Kisen Kaisha Ltd.	14,400	203,427
	Kinden Corp.	3,600	113,352
	Kobe Steel Ltd.	44,800	492,222
	Koito Manufacturing Co. Ltd.	22,700	290,261
	Komatsu Ltd.	31,900	1,027,750
	Kubota Corp. (6326 JP)	121,600	1,363,652
	Kuraray Co. Ltd.	49,000	605,810
	Kyocera Corp.	44,300	522,933
	Kyoto Financial Group, Inc.	10,000	180,907
	Kyushu Financial Group, Inc.	14,500	74,049
	Lixil Corp.	34,000	393,894
	LY Corp.	129,200	472,247
	Marubeni Corp.	31,400	642,875
	Mazda Motor Corp.	74,900	449,138
	Mebuki Financial Group, Inc.	38,440	208,424
	Medipal Holdings Corp.	8,800	145,707
	MEIJI Holdings Co. Ltd.	19,800	400,375
	Minebea Mitsumi, Inc.	43,600	686,193
	Mitsubishi Chemical Group Corp.	191,900	1,045,236
	Mitsubishi Corp.	62,000	1,222,849
	Mitsubishi Electric Corp.	34,500	775,982
	Mitsubishi Estate Co. Ltd.	71,800	1,344,269
	Mitsubishi Gas Chemical Co., Inc.	16,700	288,495

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi HC Capital, Inc.	93,500	$691,117
	Mitsubishi Logistics Corp.	20,495	175,199
	Mitsubishi Materials Corp.	1,723	26,316
#	Mitsubishi Motors Corp.	73,100	192,083
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	376,600	5,190,591
	Mitsui & Co. Ltd. (8031 JP)	37,800	769,481
	Mitsui Chemicals, Inc.	28,900	645,140
	Mitsui Fudosan Co. Ltd.	103,000	920,645
#	Mitsui OSK Lines Ltd.	26,400	887,364
	Mizuho Financial Group, Inc. (8411 JP)	101,320	2,971,884
	MS&AD Insurance Group Holdings, Inc.	34,550	738,198
	Nagase & Co. Ltd.	1,000	19,708
	NGK Insulators Ltd.	29,500	373,477
	NH Foods Ltd.	10,200	342,683
	NHK Spring Co. Ltd.	11,152	125,568
	Nikon Corp.	26,100	253,475
	Nippon Electric Glass Co. Ltd.	2,400	64,239
	Nippon Express Holdings, Inc.	36,500	801,793
#	Nippon Steel Corp.	63,218	1,217,453
	Nippon Yusen KK	39,800	1,395,777
#*	Nissan Motor Co. Ltd.	284,300	602,801
	Nisshin Seifun Group, Inc.	21,700	251,542
	Niterra Co. Ltd.	18,500	637,763
	NOK Corp.	5,300	80,418
	Nomura Holdings, Inc. (8604 JP)	203,500	1,344,381
	Nomura Real Estate Holdings, Inc.	88,000	487,662
	NSK Ltd.	22,500	107,675
	Obayashi Corp.	18,000	265,055
	Oji Holdings Corp.	108,500	528,814
	Omron Corp.	1,800	46,395
	Ono Pharmaceutical Co. Ltd.	40,000	447,311
	Open House Group Co. Ltd.	9,300	411,250
	ORIX Corp. (8591 JP)	77,100	1,731,901
	Panasonic Holdings Corp.	172,000	1,627,003
	Resona Holdings, Inc.	154,400	1,405,658
	Resonac Holdings Corp.	22,600	543,488
		Shares	Value»
JAPAN — (Continued)
	Ricoh Co. Ltd.	64,600	$566,444
	Rinnai Corp.	6,200	153,028
	Rohm Co. Ltd.	18,100	227,768
	SBI Holdings, Inc.	24,100	895,264
	Seiko Epson Corp.	35,400	449,166
	Seino Holdings Co. Ltd.	7,900	120,157
	Sekisui Chemical Co. Ltd.	15,400	267,115
#	Sekisui House Ltd.	54,800	1,149,530
	Seven & i Holdings Co. Ltd.	71,300	939,962
	Shimamura Co. Ltd.	2,800	202,738
	Shimizu Corp.	9,400	104,133
	Shizuoka Financial Group, Inc.	18,400	217,639
	SoftBank Group Corp.	66,220	5,056,489
	Sojitz Corp.	26,394	628,174
	Stanley Electric Co. Ltd.	15,100	284,778
	Subaru Corp.	81,300	1,495,579
#	SUMCO Corp.	43,300	338,641
	Sumitomo Chemical Co. Ltd.	192,000	480,209
	Sumitomo Corp.	69,100	1,766,179
	Sumitomo Electric Industries Ltd.	133,900	3,322,687
	Sumitomo Forestry Co. Ltd.	69,300	696,163
	Sumitomo Heavy Industries Ltd.	12,700	281,261
	Sumitomo Metal Mining Co. Ltd.	24,700	543,284
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	229,559	5,790,994
	Sumitomo Mitsui Trust Group, Inc.	48,606	1,274,195
	Sumitomo Realty & Development Co. Ltd.	38,400	1,402,720
	Sumitomo Rubber Industries Ltd.	21,000	240,019
	Suntory Beverage & Food Ltd.	1,800	54,352
	Suzuken Co. Ltd.	5,100	192,766
	Suzuki Motor Corp.	78,700	864,722
	T&D Holdings, Inc.	400	9,767
	Taiheiyo Cement Corp.	13,900	339,672
#	Takashimaya Co. Ltd.	34,000	262,759
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	124,367	3,416,334
	TBS Holdings, Inc.	2,000	65,788
	Tokyo Century Corp.	12,000	137,337
	Tokyo Tatemono Co. Ltd.	33,600	562,291

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyu Fudosan Holdings Corp.	96,700	$681,895
	TOPPAN Holdings, Inc.	16,700	450,035
	Toray Industries, Inc.	131,700	900,809
	Tosoh Corp.	33,300	501,313
	TOTO Ltd.	7,500	190,921
	Toyo Seikan Group Holdings Ltd.	11,800	244,387
	Toyo Tire Corp.	13,800	292,299
	Toyoda Gosei Co. Ltd.	6,400	135,066
#	Toyota Boshoku Corp.	9,400	133,579
	Toyota Industries Corp.	5,900	630,902
	Toyota Motor Corp. (7203 JP)	534,950	9,515,478
	Toyota Tsusho Corp.	52,800	1,210,088
	Yamada Holdings Co. Ltd.	53,500	163,053
	Yamaguchi Financial Group, Inc.	6,900	78,100
	Yamaha Motor Co. Ltd.	126,600	915,675
	Yamato Holdings Co. Ltd.	18,400	266,049
	Yamato Kogyo Co. Ltd.	1,400	78,559
	Yokohama Rubber Co. Ltd.	14,800	423,160
TOTAL JAPAN			126,383,625
NETHERLANDS — (4.1%)
Ω	ABN AMRO Bank NV	37,600	1,086,957
	Aegon Ltd. (AGN NA)	109,392	781,773
	Akzo Nobel NV	3,260	204,733
	ArcelorMittal SA (MT NA)	15,639	487,554
#	ArcelorMittal SA (MT US)	38,069	1,204,111
	ASR Nederland NV	30,730	2,041,207
#	Coca-Cola Europacific Partners PLC	7,924	777,699
	HAL Trust	1,166	165,453
	Havas NV	29,111	46,762
	Heineken NV	23,936	1,878,776
#	ING Groep NV (ING US), Sponsored ADR	18,092	422,629
	ING Groep NV (INGA NA)	181,259	4,224,318
	JDE Peet's NV	8,580	254,441
	Koninklijke Ahold Delhaize NV (AD NA)	142,133	5,613,762
	Koninklijke KPN NV	298,979	1,335,688
#	Koninklijke Philips NV (PHG US)	30,395	796,349
		Shares	Value»
NETHERLANDS — (Continued)
#	Koninklijke Philips NV (PHIA NA)	48,993	$1,279,468
	NN Group NV	39,918	2,687,902
	Randstad NV	40	1,901
TOTAL NETHERLANDS			25,291,483
NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	100,841	447,376
*	Fletcher Building Ltd. (FBU NZ)	135,092	240,993
	Fonterra Co-Operative Group Ltd.	4,389	18,060
	Infratil Ltd.	50,997	348,213
	Mercury NZ Ltd.	43,342	157,929
#	Meridian Energy Ltd.	22,517	75,699
#	Port of Tauranga Ltd.	20,992	86,037
	Summerset Group Holdings Ltd.	21,968	147,916
TOTAL NEW ZEALAND			1,522,223
NORWAY — (0.8%)
	Aker BP ASA	22,689	545,821
	Aker Solutions ASA	6,191	18,311
	Austevoll Seafood ASA	18,018	165,803
#Ω	BW LPG Ltd.	25,143	334,244
	DNB Bank ASA	45,622	1,154,224
	Equinor ASA	30,178	775,199
	Hafnia Ltd.	22,085	121,370
	Leroy Seafood Group ASA	11,114	50,558
	Norsk Hydro ASA	91,465	542,112
	Sparebank 1 Oestlandet	3,809	70,981
	SpareBank 1 Sor-Norge ASA	10,821	189,524
	Stolt-Nielsen Ltd.	1,664	48,693
	Subsea 7 SA	23,150	448,623
	TGS ASA	18,598	136,637
	Wallenius Wilhelmsen ASA	7,559	67,624
	Wilh Wilhelmsen Holding ASA, Class A	299	13,798
	Yara International ASA	11,196	413,884
TOTAL NORWAY			5,097,406
PORTUGAL — (0.1%)
	EDP Renovaveis SA	13,206	155,048
	Galp Energia SGPS SA	17,816	340,201
TOTAL PORTUGAL			495,249

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	100,000	$212,980
	City Developments Ltd.	12,651	59,892
	Genting Singapore Ltd.	265,500	149,764
	Hongkong Land Holdings Ltd.	54,500	329,220
	Jardine Cycle & Carriage Ltd.	12,600	255,148
	Keppel Ltd.	182,400	1,185,023
	Olam Group Ltd.	70,000	55,977
	Oversea-Chinese Banking Corp. Ltd.	97,800	1,267,406
	Seatrium Ltd.	174,055	302,501
	Singapore Airlines Ltd.	33,100	172,887
	United Overseas Bank Ltd.	68,400	1,900,339
	UOL Group Ltd.	40,699	215,143
	Wilmar International Ltd.	293,900	665,200
TOTAL SINGAPORE			6,771,480
SOUTH AFRICA — (0.0%)
*	Valterra Platinum Ltd.	3,200	142,842
SPAIN — (3.3%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	165,586	2,761,686
	Banco de Sabadell SA	144,096	531,844
	Banco Santander SA (SAN SM)	1,351,086	11,606,883
	CaixaBank SA	307,874	2,896,573
	Repsol SA (REP SM)	188,959	2,864,949
TOTAL SPAIN			20,661,935
SWEDEN — (2.3%)
*	Asmodee Group AB, Class B	3,101	39,053
	Billerud Aktiebolag	22,231	188,757
*	Boliden AB	31,517	964,711
	Bure Equity AB	10,951	323,288
	Essity AB (ESSITYA SS), Class A	368	9,075
	Essity AB (ESSITYB SS), Class B	40,692	1,003,363
	Getinge AB, Class B	14,565	287,488
	Hexagon AB, Class B	59,015	648,462
	Hexpol AB	8,154	70,214
	Holmen AB (HOLMB SS), Class B	5,250	195,125
	Husqvarna AB (HUSQB SS), Class B	45,158	244,580
	Loomis AB	15,044	594,829
	Pandox AB	8,704	154,916
		Shares	Value»
SWEDEN — (Continued)
	Securitas AB, Class B	54,981	$815,991
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	121,946	2,133,144
	Skanska AB, Class B	37,093	865,250
	SKF AB (SKFB SS), Class B	48,031	1,118,759
	SSAB AB (SSABA SS), Class A	26,950	155,411
	SSAB AB (SSABB SS), Class B	81,204	458,938
	Svenska Cellulosa AB SCA (SCAA SS), Class A	318	3,998
	Svenska Cellulosa AB SCA (SCAB SS), Class B	19,810	248,440
	Svenska Handelsbanken AB (SHBA SS), Class A	51,956	633,052
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,298	25,363
	Swedbank AB, Class A	45,094	1,200,764
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	28,484	206,896
#	Telia Co. AB	293,693	1,037,239
	Trelleborg AB, Class B	20,404	741,375
	Vitrolife AB	547	8,038
#	Volvo Car AB, Class B	85,329	163,184
TOTAL SWEDEN			14,539,703
SWITZERLAND — (8.3%)
	Alcon AG	25,263	2,212,200
	Baloise Holding AG	3,212	769,804
	Banque Cantonale Vaudoise	1,073	124,172
#	Barry Callebaut AG	103	125,433
	Cie Financiere Richemont SA, Class A	26,433	4,315,879
	DSM-Firmenich AG	7,778	747,306
	Helvetia Holding AG	1,451	348,939
	Holcim AG (HOLN SW)	53,977	4,304,662
	Julius Baer Group Ltd.	21,364	1,445,579
	Lonza Group AG	4,520	3,150,299
	Novartis AG (NVS US), Sponsored ADR	37,346	4,247,734
	Sandoz Group AG (SDZ SW)	1,097	62,736
	Sandoz Group AG (SDZNY US), ADR	20,486	1,167,918
	SIG Group AG	8,360	135,255

Dimensional VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Swatch Group AG (UHR SW)	749	$132,466
	Swatch Group AG (UHRN SW)	622	22,655
	Swiss Life Holding AG	3,833	3,970,212
	Swiss Prime Site AG	2,218	306,769
	Swiss Re AG	30,706	5,496,416
	Swisscom AG	3,536	2,456,934
*	UBS Group AG (UBS US)	39,044	1,457,516
	UBS Group AG (UBSG SW)	152,323	5,660,920
	Zurich Insurance Group AG	12,509	8,532,466
TOTAL SWITZERLAND			51,194,270
UNITED KINGDOM — (12.5%)
	Anglo American PLC	27,551	775,233
	Associated British Foods PLC	8,199	237,406
	Barclays PLC (BARC LN)	187,695	917,456
	Barclays PLC (BCS US), Sponsored ADR	168,690	3,309,698
	Barratt Redrow PLC	85,585	421,459
	BP PLC (BP LN)	485,911	2,604,619
	BP PLC (BP US), Sponsored ADR	76,715	2,466,384
	British American Tobacco PLC (BATS LN)	99,083	5,308,602
	British American Tobacco PLC (BTI US), Sponsored ADR	6,743	361,964
	BT Group PLC	1,189,411	3,248,325
	Centrica PLC	167,147	363,336
	Glencore PLC	499,265	2,003,710
	HSBC Holdings PLC (HSBA LN)	98,791	1,203,568
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	164,365	10,075,574
	J Sainsbury PLC	260,655	1,042,253
	Kingfisher PLC	271,455	965,241
	Lloyds Banking Group PLC (LLOY LN)	3,653,924	3,746,908
#	Lloyds Banking Group PLC (LYG US), ADR	608,371	2,567,326
	NatWest Group PLC (NWG LN)	525,574	3,648,312
	Shares	Value»
UNITED KINGDOM — (Continued)
NatWest Group PLC (NWG US), Sponsored ADR	131,049	$1,832,074
Shell PLC (SHEL LN)	61,108	2,195,800
# Shell PLC (SHEL US), ADR	309,227	22,329,256
Standard Chartered PLC	153,287	2,747,970
Vodafone Group PLC (VOD LN)	2,450,130	2,656,423
Vodafone Group PLC (VOD US), Sponsored ADR	42,828	462,969
Whitbread PLC	19	763
TOTAL UNITED KINGDOM		77,492,629
UNITED STATES — (0.6%)
* Amrize Ltd.	53,977	2,728,588
# International Paper Co.	22,456	1,114,324
Smurfit WestRock PLC	622	27,604
TOTAL UNITED STATES		3,870,516
TOTAL COMMON STOCKS		596,031,001
PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 5.636%	5,480	479,091
# Henkel AG & Co. KGaA, 3.029%	13,538	1,043,226
Porsche Automobil Holding SE, 5.422%	7,818	313,768
Volkswagen AG, 6.912%	23,573	2,464,928
TOTAL GERMANY		4,301,013
TOTAL INVESTMENT SECURITIES (Cost $462,328,228)		600,332,014

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	1,650,158	19,087,375
TOTAL INVESTMENTS — (100.0%)
(Cost $481,415,358)^^			$619,419,389

Dimensional VA International Value Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $3,594,036 or 0.6% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$34,020,639	—	$34,020,639
Austria	—	1,086,481	—	1,086,481
Belgium	—	4,008,397	—	4,008,397
Canada	$63,050,351	—	—	63,050,351
Denmark	—	15,306,427	—	15,306,427
Finland	138,920	3,199,107	—	3,338,027
France	553,111	59,315,882	—	59,868,993
Germany	1,349,641	50,060,086	—	51,409,727
Hong Kong	—	9,556,162	—	9,556,162
Ireland	—	1,664,673	—	1,664,673
Israel	—	6,545,885	—	6,545,885
Italy	908,424	11,803,454	—	12,711,878
Japan	—	126,383,625	—	126,383,625
Netherlands	2,423,089	22,868,394	—	25,291,483
New Zealand	—	1,522,223	—	1,522,223
Norway	—	5,097,406	—	5,097,406
Portugal	—	495,249	—	495,249
Singapore	—	6,771,480	—	6,771,480
South Africa	142,842	—	—	142,842
Spain	—	20,661,935	—	20,661,935
Sweden	—	14,539,703	—	14,539,703
Switzerland	8,757,384	42,436,886	—	51,194,270
United Kingdom	43,405,245	34,087,384	—	77,492,629
United States	2,756,192	1,114,324	—	3,870,516
Preferred Stocks
Germany	—	4,301,013	—	4,301,013
Securities Lending Collateral	—	19,087,375	—	19,087,375
Total Investments in Securities	$123,485,199	$495,934,190	—	$619,419,389

Dimensional VA International Small Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (5.7%)
#*	29Metals Ltd.	128,890	$23,403
	Accent Group Ltd.	66,933	63,759
	Acrow Ltd.	24,635	16,908
#	Adairs Ltd.	22,802	29,953
*	Ainsworth Game Technology Ltd.	11,272	7,228
#*	Alcidion Group Ltd.	58,601	4,315
#*	Alkane Resources Ltd.	69,913	31,904
*	Alliance Aviation Services Ltd.	13,267	21,969
*	AMA Group Ltd.	406,392	23,998
	Amotiv Ltd.	18,541	104,354
	AMP Ltd.	379,646	388,421
*	Amplitude Energy Ltd.	400,748	65,581
	Ansell Ltd.	18,507	354,310
#*	Appen Ltd.	44,293	25,068
#*	Arafura Rare Earths Ltd. (ARU AU)	395,503	44,074
	ARB Corp. Ltd.	10,524	225,685
#*	Archer Materials Ltd.	10,038	1,858
#	ARN Media Ltd.	38,557	11,645
#*	Aroa Biosurgery Ltd.	37,311	15,098
*	Articore Group Ltd.	21,367	2,748
	AUB Group Ltd.	14,241	309,333
*	Audinate Group Ltd.	7,090	27,763
*	Aurelia Metals Ltd.	197,432	22,120
	Aurizon Holdings Ltd.	45,883	95,245
	Aussie Broadband Ltd.	22,961	66,201
*	Austal Ltd.	52,644	220,924
#*	Australian Agricultural Co. Ltd.	38,789	34,366
	Australian Clinical Labs Ltd.	23,114	40,914
	Australian Ethical Investment Ltd.	14,137	70,885
	Australian Finance Group Ltd.	24,189	34,431
#*	Australian Strategic Materials Ltd.	15,824	5,521
	Autosports Group Ltd.	5,949	9,613
#††	AVZ Minerals Ltd.	217,167	22,770
#*	Baby Bunting Group Ltd.	18,263	21,071
	Bank of Queensland Ltd.	83,030	404,508
	Bapcor Ltd.	44,195	109,058
	Beach Energy Ltd.	195,279	146,376
		Shares	Value»
AUSTRALIA — (Continued)
#	Beacon Lighting Group Ltd.	8,313	$19,343
	Bega Cheese Ltd.	42,996	143,162
	Bell Financial Group Ltd.	16,281	13,155
*	Bellevue Gold Ltd.	196,590	101,339
#*	Betmakers Technology Group Ltd.	25,815	2,143
#*	Black Cat Syndicate Ltd. (BC8 AU)	61,264	31,431
#*	Boss Energy Ltd.	36,761	40,471
	Bravura Solutions Ltd.	75,448	103,546
#	Breville Group Ltd.	14,849	310,545
#	Brickworks Ltd.	10,198	214,022
#*	Bubs Australia Ltd.	77,196	7,692
	Capral Ltd.	1,923	13,788
*	Capricorn Metals Ltd.	48,448	277,503
#*	Carnarvon Energy Ltd.	150,007	9,578
#*	Catalyst Metals Ltd.	38,805	125,773
	Cedar Woods Properties Ltd.	9,351	44,525
#*	Cettire Ltd.	14,989	2,478
#*	Chalice Mining Ltd.	39,537	39,913
	Challenger Ltd.	42,375	222,706
	Champion Iron Ltd.	41,907	110,729
*	Chrysos Corp. Ltd.	2,481	8,047
#	ClearView Wealth Ltd.	24,888	7,096
#	Clinuvel Pharmaceuticals Ltd.	6,591	54,635
#	Clover Corp. Ltd.	25,399	9,058
#*	Coast Entertainment Holdings Ltd.	72,872	17,562
	Codan Ltd.	16,966	226,839
#*	Cogstate Ltd.	9,666	10,718
	Collins Foods Ltd.	16,649	98,886
*	Comet Ridge Ltd.	115,929	10,824
#*	Core Lithium Ltd.	93,872	5,815
Ω	Coronado Global Resources, Inc., CDI	18,668	2,311
#	Corporate Travel Management Ltd.	16,158	161,504
	Credit Corp. Group Ltd.	8,852	87,236
	Dalrymple Bay Infrastructure Ltd.	26,974	77,528
	Data#3 Ltd.	17,890	86,075

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Deep Yellow Ltd.	148,759	$141,735
	Deterra Royalties Ltd.	5,072	13,430
*	Develop Global Ltd.	7,083	19,398
	Dicker Data Ltd.	12,074	67,332
	Domain Holdings Australia Ltd.	18,364	51,934
#	Domino's Pizza Enterprises Ltd.	7,320	85,434
	Downer EDI Ltd.	160,368	707,162
*	DUG Technology Ltd.	8,715	7,464
	Dyno Nobel Ltd.	119,291	224,322
	Eagers Automotive Ltd.	19,140	239,708
*††	Elanor Investor Group	2,855	283
	Elders Ltd.	21,959	101,734
#*	Electro Optic Systems Holdings Ltd.	5,176	10,645
#*	Emeco Holdings Ltd.	55,197	31,452
*	Emerald Resources NL	86,706	190,310
#*	EML Payments Ltd.	51,536	37,080
	Enero Group Ltd.	7,597	4,888
*	EnviroSuite Ltd.	65,036	3,679
	EQT Holdings Ltd.	3,576	74,569
	Euroz Hartleys Group Ltd.	14,654	8,750
	EVT Ltd.	12,918	140,121
*	Experience Co. Ltd.	24,597	1,974
#*	Fenix Resources Ltd.	56,718	10,884
*	FleetPartners Group Ltd.	44,716	78,654
	Fleetwood Ltd.	9,756	16,513
	Flight Centre Travel Group Ltd.	20,416	155,708
#*	Frontier Digital Ventures Ltd.	17,664	3,634
	G8 Education Ltd.	111,168	64,088
#*	Galan Lithium Ltd.	38,880	3,348
	Generation Development Group Ltd.	20,723	80,168
*	Genesis Minerals Ltd.	111,489	261,861
*	Genetic Signatures Ltd.	13,548	2,882
	Gold Road Resources Ltd.	157,886	316,293
#	GR Engineering Services Ltd.	12,539	29,847
	GrainCorp Ltd., Class A	29,924	145,213
		Shares	Value»
AUSTRALIA — (Continued)
	Grange Resources Ltd.	55,500	$6,930
	GWA Group Ltd.	32,736	53,111
	Hansen Technologies Ltd.	27,695	106,387
	Healius Ltd.	92,037	45,149
	Helia Group Ltd.	41,663	134,884
	Helloworld Travel Ltd.	7,031	7,547
*	Highfield Resources Ltd.	24,514	3,069
	HUB24 Ltd.	4,749	322,358
#	Humm Group Ltd.	53,557	19,730
#	IDP Education Ltd.	23,172	52,426
#	IGO Ltd.	26,690	75,083
	Iluka Resources Ltd.	55,690	182,442
	Imdex Ltd.	74,126	143,938
*	Immutep Ltd. (IMM AU)	122,328	21,180
*	ImpediMed Ltd.	121,421	3,656
	Infomedia Ltd.	62,093	51,633
	Inghams Group Ltd.	50,749	112,408
*	Insignia Financial Ltd.	101,384	292,065
	Integral Diagnostics Ltd.	42,340	72,527
#*	ioneer Ltd.	214,620	15,718
	IPH Ltd.	30,781	103,290
	IRESS Ltd.	20,980	106,444
	IVE Group Ltd.	19,754	37,436
#	Johns Lyng Group Ltd.	21,016	52,297
*	Judo Capital Holdings Ltd.	37,253	35,928
	Jumbo Interactive Ltd.	3,461	23,278
	Jupiter Mines Ltd.	181,844	24,519
#	Karoon Energy Ltd.	112,273	134,278
#	Kelsian Group Ltd.	8,914	21,282
#	Kogan.com Ltd.	8,067	19,968
#*	Lark Distilling Co. Ltd.	2,994	1,645
	Lendlease Corp. Ltd.	83,570	280,879
#	Lifestyle Communities Ltd.	6,758	19,116
	Lindsay Australia Ltd.	22,166	10,440
	Lovisa Holdings Ltd.	6,999	152,031
	Lycopodium Ltd.	4,742	34,695
	MA Financial Group Ltd.	13,440	70,293
#	Maas Group Holdings Ltd.	10,064	26,568
	Macmahon Holdings Ltd.	161,782	31,113
*	Macquarie Technology Group Ltd.	1,297	57,768

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Mader Group Ltd.	4,057	$19,190
	Magellan Financial Group Ltd.	20,374	138,544
*	Mayne Pharma Group Ltd.	14,501	46,113
	McMillan Shakespeare Ltd.	9,141	104,558
*	McPherson's Ltd.	7,753	1,523
*	Megaport Ltd.	15,584	148,853
#*	Melbana Energy Ltd.	328,430	4,640
#*	Mesoblast Ltd. (MSB AU)	106,728	161,331
*	Metals X Ltd.	120,257	44,541
	Metcash Ltd.	121,521	303,378
*	Metro Mining Ltd.	464,879	21,113
#*	Michael Hill International Ltd. (MHJ AU)	13,468	3,559
	Monadelphous Group Ltd.	13,437	167,528
#	Monash IVF Group Ltd.	45,202	23,112
*	Mount Gibson Iron Ltd.	74,201	18,557
	Myer Holdings Ltd.	153,762	59,354
	MyState Ltd.	21,573	59,592
*	Nanosonics Ltd.	8,841	22,899
	Navigator Global Investments Ltd.	36,502	44,811
*	Neuren Pharmaceuticals Ltd.	4,914	53,885
#	New Hope Corp. Ltd.	67,414	180,046
	nib holdings Ltd.	57,114	271,164
#	Nick Scali Ltd.	8,901	109,337
#	Nickel Industries Ltd.	202,184	94,984
	Nine Entertainment Co. Holdings Ltd.	175,251	190,379
#*	Novonix Ltd.	30,011	8,604
	NRW Holdings Ltd.	72,942	150,614
*	Nufarm Ltd.	59,509	98,270
*	Nuix Ltd.	30,545	45,957
	Objective Corp. Ltd.	2,833	34,610
*	OFX Group Ltd.	52,215	27,780
	OM Holdings Ltd.	27,595	5,544
*	Omni Bridgeway Ltd.	38,201	34,975
	oOh!media Ltd.	67,577	77,999
*	Ora Banda Mining Ltd.	144,241	59,787
	Orora Ltd.	162,854	216,142
	Pacific Current Group Ltd.	4,674	33,097
#*	Paladin Energy Ltd.	40,456	158,271
*	Pantoro Gold Ltd.	32,586	76,029
#*	Paragon Care Ltd.	37,058	9,451
	Peet Ltd.	49,105	53,269
#*	PeopleIN Ltd.	8,094	3,638
	Pepper Money Ltd.	12,817	15,830
		Shares	Value»
AUSTRALIA — (Continued)
	Perenti Ltd.	126,654	$142,095
	Perpetual Ltd.	11,636	156,264
	Perseus Mining Ltd.	175,799	367,017
*	PEXA Group Ltd.	18,151	184,316
#	Platinum Asset Management Ltd.	75,324	32,119
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
	Praemium Ltd.	49,756	22,363
#	Premier Investments Ltd.	8,689	117,495
#	Propel Funeral Partners Ltd.	12,550	37,477
#	PWR Holdings Ltd.	10,527	52,754
#	Ramelius Resources Ltd.	150,659	242,392
#*	ReadyTech Holdings Ltd.	3,553	5,169
#	Regal Partners Ltd.	4,358	8,125
	Regis Healthcare Ltd.	25,606	136,804
*	Regis Resources Ltd.	108,475	282,862
	Reliance Worldwide Corp. Ltd.	98,851	271,741
*	Resolute Mining Ltd.	375,540	148,045
#*	Retail Food Group Ltd.	11,865	15,055
	Ridley Corp. Ltd.	40,176	74,858
*	RPMGlobal Holdings Ltd.	21,479	46,317
*	Sandfire Resources Ltd.	52,892	355,835
*	Select Harvests Ltd.	24,913	54,926
	Servcorp Ltd.	6,297	23,880
	Service Stream Ltd.	91,018	115,713
#*	Seven West Media Ltd.	118,278	10,628
#*	Silver Mines Ltd.	106,873	8,824
	Sims Ltd. (SGM AU)	22,887	222,082
	SmartGroup Corp. Ltd.	17,827	90,209
	Solvar Ltd.	30,308	31,093
	Southern Cross Electrical Engineering Ltd.	24,152	27,394
#*	Southern Cross Media Group Ltd.	48,316	18,501
*††	SpeedCast International Ltd.	29,981	0
	SRG Global Ltd.	53,328	56,735
#*	St Barbara Ltd.	175,279	30,178
	Stanmore Resources Ltd.	34,360	46,537
*††	Strandline Resources Ltd.	109,918	1,272

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Strickland Metals Ltd.	41,036	$4,070
#*	Strike Energy Ltd.	242,526	17,780
	Super Retail Group Ltd.	22,153	216,690
*	Superloop Ltd.	103,226	221,184
#*	Syrah Resources Ltd.	31,685	7,738
	Tabcorp Holdings Ltd.	304,304	150,328
	Ten Sixty Four Ltd.	15,386	1,088
*	Tuas Ltd.	28,835	98,841
#*	Tyro Payments Ltd.	66,050	40,255
	Ventia Services Group Pty. Ltd.	81,333	270,822
Ω	Viva Energy Group Ltd.	79,936	106,972
#*	Vulcan Energy Resources Ltd.	10,002	23,245
#	Vulcan Steel Ltd.	4,435	17,115
*	Vysarn Ltd.	30,347	9,903
	Wagners Holding Co. Ltd.	8,025	11,323
*	WEB Travel Group Ltd.	52,612	150,218
#*	Webjet Group Ltd.	52,612	30,035
*	West African Resources Ltd.	163,587	244,922
#	Westgold Resources Ltd.	136,031	222,324
	Whitehaven Coal Ltd.	86,678	355,492
	XRF Scientific Ltd.	12,216	15,150
#*	Zip Co. Ltd.	263,619	534,611
TOTAL AUSTRALIA			21,689,399
AUSTRIA — (1.5%)
*	Addiko Bank AG	2,352	58,678
	Agrana Beteiligungs AG	2,144	28,594
	ANDRITZ AG	8,743	608,433
*	AT&S Austria Technologie & Systemtechnik AG	1,597	32,108
Ω	BAWAG Group AG	13,834	1,745,954
	CA Immobilien Anlagen AG	4,798	127,782
*	CPI Europe AG	5,377	111,692
*	DO & Co. AG	904	203,943
*	Eurotelesites AG	4,310	25,272
	EVN AG	5,162	139,494
*	FACC AG	2,374	19,469
*	Immofinanz AG (IIA AV)	10,232	0
*	Kapsch TrafficCom AG	757	6,088
#*	Lenzing AG	1,793	50,155
		Shares	Value»
AUSTRIA — (Continued)
	Mayr Melnhof Karton AG	535	$45,591
	Oesterreichische Post AG	3,173	110,676
	Palfinger AG	2,888	120,114
*	POLYTEC Holding AG	1,603	6,121
	Porr AG	3,029	101,834
	SBO AG	1,398	46,264
	Semperit AG Holding	1,873	28,105
	Strabag SE (STR AV)	2,747	258,245
	Telekom Austria AG	19,108	202,502
*	UBM Development AG	812	18,967
	UNIQA Insurance Group AG	16,266	234,339
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	197,604
	voestalpine AG	21,274	585,684
	Wienerberger AG	13,034	436,931
	Zumtobel Group AG	6,897	35,738
TOTAL AUSTRIA			5,586,377
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	2,922	716,755
	Ageas SA	5,741	390,344
*	AGFA-Gevaert NV	20,629	26,506
*	Atenor	3,090	10,928
	Azelis Group NV	8,879	137,949
*	Banqup Group	1,279	5,895
	Barco NV	8,285	129,129
	Bekaert SA	4,681	192,798
#*††Ω	Biocartis Group NV	5,650	0
*	bpost SA	14,476	36,238
	Cie d'Entreprises CFE	891	9,965
#	CMB Tech NV	1,909	16,818
	Colruyt Group NV	6,945	296,669
	Deceuninck NV	10,393	25,767
	Deme Group NV	1,159	173,466
	D'ieteren Group	1,174	231,904
	Econocom Group SA NV	14,168	29,789
	Elia Group SA	3,255	375,540
	EVS Broadcast Equipment SA	1,783	77,031
	Fagron	8,950	221,305
*	Galapagos NV (GLPG BB)	4,331	141,728
	Gimv NV	3,289	157,602
*	Hyloris Pharmaceuticals SA	768	5,916

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	Immobel SA	570	$16,229
	Ion Beam Applications	3,161	43,522
	Jensen-Group NV	507	33,489
	Kinepolis Group NV	1,476	61,078
	Lotus Bakeries NV	36	304,359
	Melexis NV	2,453	187,617
*	Nyxoah SA	1,031	7,691
#*	Ontex Group NV	11,107	86,116
*	Onward Medical NV	1,990	9,565
*	Orange Belgium SA	2,344	48,136
	Proximus SADP	13,464	111,869
#	Recticel SA	4,388	53,396
	Sipef NV	638	45,207
	Solvay SA	13,537	424,150
	Syensqo SA	4,264	337,947
	Tessenderlo Group SA	2,766	82,292
	Umicore SA	13,240	209,242
#	Van de Velde NV	1,093	41,710
	VGP NV	1,471	154,690
	Viohalco SA	9,200	64,439
TOTAL BELGIUM			5,732,786
CANADA — (11.0%)
*	5N Plus, Inc.	13,400	119,629
	Acadian Timber Corp.	1,400	18,147
	ADENTRA, Inc.	1,854	39,352
*	Advantage Energy Ltd.	23,981	191,246
	Aecon Group, Inc.	8,991	121,667
	Ag Growth International, Inc.	2,367	71,475
	AGF Management Ltd., Class B	7,345	65,096
#*	Aimia, Inc.	12,133	26,620
*	Air Canada	13,409	186,774
#	AirBoss of America Corp.	2,200	7,780
	Alaris Equity Partners Income	2,438	32,921
	Algoma Central Corp.	1,600	18,268
#	Algoma Steel Group, Inc. (ASTL US)	11,500	61,525
#	Algonquin Power & Utilities Corp. (AQN CN)	16,126	95,085
	Algonquin Power & Utilities Corp. (AQN US)	74,409	439,013
*	Allied Gold Corp.	7,131	91,398
	Altius Minerals Corp.	4,400	92,376
	Altus Group Ltd.	5,400	225,494
	Amerigo Resources Ltd.	14,600	22,654
		Shares	Value»
CANADA — (Continued)
	Andlauer Healthcare Group, Inc.	1,777	$67,971
	Andrew Peller Ltd., Class A	4,300	16,758
*	Aritzia, Inc.	17,018	913,416
*	Ascot Resources Ltd.	51,004	2,577
	Atco Ltd., Class I	10,207	369,650
*	Athabasca Oil Corp.	76,206	322,292
*	ATS Corp. (ATS CN)	8,214	249,277
	Aura Minerals, Inc.	4,303	104,625
#*	Aurora Cannabis, Inc. (ACB US)	651	2,883
*	AutoCanada, Inc.	2,934	56,135
#*	Avino Silver & Gold Mines Ltd. (ASM US)	6,998	22,324
	B2Gold Corp. (BTG US)	116,197	391,584
	B2Gold Corp. (BTO CN)	66,072	222,211
	Badger Infrastructure Solutions Ltd.	3,509	132,423
#*	Bausch Health Cos., Inc. (BHC US)	36,335	214,013
#	Baytex Energy Corp.	85,820	182,095
	Birchcliff Energy Ltd.	37,934	184,797
	Bird Construction, Inc.	10,860	226,119
#*	Bitfarms Ltd.	25,749	32,459
	Black Diamond Group Ltd.	6,496	55,509
#*	BlackBerry Ltd.	14,024	51,749
	BMTC Group, Inc.	850	8,383
*	Bombardier, Inc. (BBD/A CN), Class A	200	23,290
*	Bombardier, Inc. (BBD/B CN), Class B	3,453	402,642
#*	Bonterra Energy Corp.	3,035	8,214
	Boralex, Inc., Class A	12,043	272,567
	Boyd Group Services, Inc.	2,153	298,415
*	Bragg Gaming Group, Inc.	2,243	8,927
	Brookfield Infrastructure Corp., Class A	4,748	185,362
	BRP, Inc. (DOOO US)	1,166	58,895
*	Calfrac Well Services Ltd.	3,300	9,431
	Calian Group Ltd.	1,900	69,248

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canaccord Genuity Group, Inc.	12,896	$100,145
*	Canacol Energy Ltd.	3,610	5,471
*	Canada Goose Holdings, Inc. (GOOS US)	5,272	57,728
	Canadian Tire Corp. Ltd., Class A	4,434	593,867
*	Canfor Corp.	15,300	149,952
#	Capital Power Corp.	17,199	720,928
#*	Capstone Copper Corp.	83,957	470,804
#	Cardinal Energy Ltd.	18,431	95,641
*	CareRx Corp.	3,200	6,559
	Cascades, Inc.	18,429	120,102
*	Cavvy Energy Ltd.	4,300	1,583
	Centerra Gold, Inc.	26,068	177,414
	CES Energy Solutions Corp.	36,901	193,080
	CI Financial Corp.	22,591	520,591
*	Cineplex, Inc.	5,627	45,159
*	Cipher Pharmaceuticals, Inc.	900	7,827
#	Cogeco Communications, Inc.	2,100	94,558
	Cogeco, Inc.	800	33,793
	Colliers International Group, Inc. (CIGI CN)	500	75,401
	Colliers International Group, Inc. (CIGI US)	3,181	479,408
	Computer Modelling Group Ltd.	13,544	77,319
	Corby Spirit & Wine Ltd.	1,800	19,031
#*	Cronos Group, Inc. (CRON US)	35,986	71,252
	Definity Financial Corp.	7,934	427,449
*	Denison Mines Corp. (DML CN)	49,917	102,673
*	Denison Mines Corp. (DNN US)	14,027	29,036
#	dentalcorp Holdings Ltd.	3,911	22,778
	Dexterra Group, Inc.	6,209	42,797
*	Docebo, Inc.	1,007	30,531
	Doman Building Materials Group Ltd.	9,452	58,325
	Dominion Lending Centres, Inc.	1,800	11,419
*	Dorel Industries, Inc., Class B	3,700	3,952
		Shares	Value»
CANADA — (Continued)
	DREAM Unlimited Corp., Class A	4,525	$68,189
	Dundee Precious Metals, Inc.	28,117	454,547
	Dye & Durham Ltd.	6,092	49,199
	Dynacor Group, Inc.	4,900	16,798
	E-L Financial Corp. Ltd.	20,400	216,279
*	Eldorado Gold Corp. (EGO US)	8,595	176,197
*	Eldorado Gold Corp. (ELD CN)	27,134	555,953
	Endeavour Mining PLC	23,043	691,822
#*	Endeavour Silver Corp. (EDR CN)	16,100	81,569
#*	Endeavour Silver Corp. (EXK US)	18,844	95,539
	Enerflex Ltd. (EFX CN)	14,336	114,328
	Enerflex Ltd. (EFXT US)	3,811	30,412
*	Energy Fuels, Inc.	5,331	48,358
	Enghouse Systems Ltd.	5,890	97,557
*	Ensign Energy Services, Inc.	15,950	26,015
	EQB, Inc.	4,086	303,737
#*	Equinox Gold Corp. (EQX CN)	9,887	60,225
*	Equinox Gold Corp. (EQX US)	61,505	375,180
#*	ERO Copper Corp. (ERO CN)	4,889	66,158
*	ERO Copper Corp. (ERO US)	6,844	92,531
	Evertz Technologies Ltd.	5,502	47,849
#	Exchange Income Corp.	3,043	144,024
	Exco Technologies Ltd.	4,600	22,409
	Extendicare, Inc.	14,310	127,340
#	Fiera Capital Corp.	11,800	55,781
	Finning International, Inc.	19,206	836,936
*	Firan Technology Group Corp.	3,100	25,639
	Firm Capital Mortgage Investment Corp.	4,900	42,083
#	First Majestic Silver Corp. (AG US)	41,108	326,809
	First Majestic Silver Corp. (FR CN)	14,299	113,723
*	First Mining Gold Corp.	27,500	3,176

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	First National Financial Corp.	2,280	$79,362
	FirstService Corp. (FSV CN)	627	123,590
*	Foraco International SA	7,800	9,007
#*	Fortuna Mining Corp. (FSM US)	19,034	122,769
*	Fortuna Mining Corp. (FVI CN)	30,193	194,805
#	Freehold Royalties Ltd.	19,895	191,541
#	Frontera Energy Corp.	6,237	28,628
*	Galiano Gold, Inc.	12,801	16,999
	Gamehost, Inc.	2,000	17,783
*	GDI Integrated Facility Services, Inc.	1,900	44,291
	Gibson Energy, Inc.	20,295	365,884
	Gildan Activewear, Inc. (GIL US)	4,545	229,568
	goeasy Ltd.	1,736	229,278
*	GoGold Resources, Inc.	41,158	60,002
*	GoldMoney, Inc.	1,360	8,255
*	Greenfire Resources Ltd.	4,020	18,532
	Guardian Capital Group Ltd., Class A	2,750	81,829
*	Haivision Systems, Inc.	3,200	11,501
	Hammond Power Solutions, Inc.	1,609	143,923
	Headwater Exploration, Inc.	37,063	193,928
	High Liner Foods, Inc.	2,300	28,119
*	HLS Therapeutics, Inc.	2,903	10,538
	Hudbay Minerals, Inc. (HBM CN)	40,440	375,327
	Hudbay Minerals, Inc. (HBM US)	8,865	82,179
#*	Hut 8 Corp. (HUT US)	5,532	117,444
*	IAMGOLD Corp. (IAG US)	48,212	325,913
#*	IAMGOLD Corp. (IMG CN)	56,196	379,615
	IGM Financial, Inc.	6,000	198,672
*	Imperial Metals Corp.	9,700	28,212
	Information Services Corp.	2,000	46,189
	InPlay Oil Corp.	1,317	10,120
		Shares	Value»
CANADA — (Continued)
*	Interfor Corp.	7,278	$65,447
Ω	Jamieson Wellness, Inc.	5,148	124,985
*	Journey Energy, Inc.	2,400	4,192
*	K92 Mining, Inc.	29,845	309,952
	K-Bro Linen, Inc.	1,500	37,078
*	Kelt Exploration Ltd.	27,188	144,417
	Keyera Corp.	6,532	205,068
*	Knight Therapeutics, Inc.	9,116	40,067
	KP Tissue, Inc.	700	4,537
	Labrador Iron Ore Royalty Corp.	8,600	165,408
#*	Largo, Inc. (LGO CN)	1,753	2,353
	Lassonde Industries, Inc., Class A	500	77,493
	Laurentian Bank of Canada	6,900	153,427
	Leon's Furniture Ltd.	3,400	66,866
#*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	17,449
#*	Lightspeed Commerce, Inc. (LSPD US)	16,087	200,122
	Linamar Corp.	5,605	271,027
*	Lucara Diamond Corp.	52,607	8,922
	Lundin Gold, Inc.	14,886	688,972
	MAG Silver Corp.	2,453	50,090
	Magellan Aerospace Corp.	2,400	29,584
	Mainstreet Equity Corp.	600	80,110
*	Major Drilling Group International, Inc.	13,573	86,105
*	Mandalay Resources Corp.	11,377	39,741
	Maple Leaf Foods, Inc.	11,125	234,768
	Martinrea International, Inc.	4,010	24,079
*	Mattr Corp.	4,242	37,626
*	MDA Space Ltd.	20,089	562,538
	Medical Facilities Corp.	5,100	53,886
	MEG Energy Corp.	28,601	563,722
	Melcor Developments Ltd.	2,200	22,753
	Meren Energy, Inc.	44,613	57,312
	Methanex Corp. (MEOH US)	8,464	283,036
	Morguard Corp.	700	59,719
	MTY Food Group, Inc.	3,000	83,596
#	Mullen Group Ltd.	12,988	123,450

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Neo Performance Materials, Inc.	5,936	$66,446
*	New Gold, Inc. (NGD CN)	90,970	380,792
*	New Gold, Inc. (NGD US)	23,331	97,757
*	New Pacific Metals Corp.	4,600	6,578
*	NFI Group, Inc.	8,237	113,544
	North American Construction Group Ltd. (NOA CN)	3,900	58,686
	North West Co., Inc.	6,881	236,187
	Northland Power, Inc.	28,868	471,688
#*	Novagold Resources, Inc.	9,527	49,299
*	NuVista Energy Ltd.	20,260	214,063
#*	Obsidian Energy Ltd. (OBE US)	12,119	74,168
	OceanaGold Corp.	35,951	489,085
	Onex Corp.	5,718	465,165
	Open Text Corp. (OTEX CN)	558	16,423
	Open Text Corp. (OTEX US)	18,257	537,303
	OR Royalties, Inc. (OR CN)	10,706	296,548
	OR Royalties, Inc. (OR US)	8,537	236,560
*	Orezone Gold Corp.	16,500	12,861
#*	Organigram Global, Inc.	2,430	3,256
*	Orla Mining Ltd. (OLA CN)	9,460	88,073
*	Orla Mining Ltd. (ORLA US)	17,153	159,866
#	Paramount Resources Ltd., Class A	10,792	165,983
	Parex Resources, Inc.	5,769	68,449
	Parkland Corp.	16,376	462,230
	Pason Systems, Inc.	13,302	112,226
*	Perpetua Resources Corp.	3,100	46,810
	Pet Valu Holdings Ltd.	5,347	129,392
#	Peyto Exploration & Development Corp.	23,340	327,461
	PHX Energy Services Corp.	5,500	33,025
#	Pine Cliff Energy Ltd.	23,500	12,042
	Pizza Pizza Royalty Corp.	4,000	45,987
		Shares	Value»
CANADA — (Continued)
	Polaris Renewable Energy, Inc.	3,600	$32,321
	Pollard Banknote Ltd.	1,800	28,904
#	PrairieSky Royalty Ltd.	29,509	507,505
*	Precision Drilling Corp. (PD CN)	1,930	108,660
#*	Precision Drilling Corp. (PDS US)	133	7,491
	Premium Brands Holdings Corp.	6,089	386,012
#	Propel Holdings, Inc.	1,946	50,532
	Pulse Seismic, Inc.	6,700	18,907
*	Quarterhill, Inc.	23,309	22,374
	Quebecor, Inc., Class B	14,096	396,552
*	Real Matters, Inc.	194	713
*	RF Capital Group, Inc.	155	2,210
	Richelieu Hardware Ltd.	6,969	174,376
	Rogers Sugar, Inc.	12,650	51,491
	Russel Metals, Inc.	8,650	277,055
	Sandstorm Gold Ltd. (SAND US)	31,304	293,005
	Sandstorm Gold Ltd. (SSL CN)	4,373	40,934
*	Sangoma Technologies Corp.	3,500	19,829
	Saputo, Inc.	13,023	273,130
*	Saturn Oil & Gas, Inc.	2,049	3,845
	Savaria Corp.	8,482	121,696
*	Seabridge Gold, Inc. (SA US)	8,288	126,972
#*	Seabridge Gold, Inc. (SEA CN)	3,058	46,788
	Secure Waste Infrastructure Corp.	43,669	477,157
	Sienna Senior Living, Inc.	9,677	125,013
	South Bow Corp.	10,047	263,851
*	Spartan Delta Corp.	12,672	42,801
Ω	Spin Master Corp.	5,200	85,566
	Sprott, Inc. (SII CN)	2,798	188,425
*	SSR Mining, Inc. (SSRM CN)	25,161	300,536
*	SSR Mining, Inc. (SSRM US)	1,383	16,527
	Stella-Jones, Inc.	9,209	524,985
*Ω	STEP Energy Services Ltd.	6,600	20,958
	StorageVault Canada, Inc.	7,537	25,239

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Strathcona Resources Ltd.	1,942	$47,683
#*	SunOpta, Inc. (SOY CN)	1,950	11,343
*	SunOpta, Inc. (STKL US)	8,138	47,445
	Superior Plus Corp.	17,264	86,220
	Supremex, Inc.	5,800	17,330
#	Surge Energy, Inc.	12,731	67,624
	Sylogist Ltd.	3,100	20,695
	Tamarack Valley Energy Ltd.	60,509	237,564
*	Taseko Mines Ltd. (TKO CN)	35,100	107,661
*	Telesat Corp.	700	16,783
	TELUS Corp.	3,749	60,391
*	Tenaz Energy Corp.	1,000	13,287
*	TerrAscend Corp.	9,000	3,637
	TerraVest Industries, Inc.	1,574	193,933
#*	Tidewater Midstream & Infrastructure Ltd.	35,300	5,732
#*	Tilray Brands, Inc.	23,111	13,425
#	Timbercreek Financial Corp.	9,652	53,847
#	Topaz Energy Corp.	16,546	307,491
*	Torex Gold Resources, Inc.	14,210	400,272
	Toromont Industries Ltd.	2,216	224,687
	Total Energy Services, Inc.	6,761	56,794
*	Touchstone Exploration, Inc.	7,300	1,291
#	TransAlta Corp.	11,303	136,201
	TransAlta Corp.	29,463	354,466
#*	Transat AT, Inc.	3,900	7,037
	Transcontinental, Inc., Class A	11,725	163,063
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	34,374	141,158
	Triple Flag Precious Metals Corp. (TFPM CN)	3,438	78,457
	Triple Flag Precious Metals Corp. (TFPM US)	2,542	58,008
*	Trisura Group Ltd. (TSU CN)	5,900	180,074
*	Valeura Energy, Inc.	3,426	23,069
	Vecima Networks, Inc.	1,200	9,094
	Vermilion Energy, Inc. (VET CN)	3,634	29,820
		Shares	Value»
CANADA — (Continued)
	Vermilion Energy, Inc. (VET US)	21,479	$176,557
#	VersaBank (VBNK CN)	1,500	17,797
	VersaBank (VBNK US)	1,000	11,820
#*	VerticalScope Holdings, Inc.	2,200	6,033
*††	Victoria Gold Corp./Vancouver	1,082	141
*	Viemed Healthcare, Inc.	4,100	24,969
*	Vitalhub Corp.	3,821	37,945
*	Well Health Technologies Corp.	21,454	70,760
*	Wesdome Gold Mines Ltd.	22,185	264,183
*	Western Copper & Gold Corp.	4,800	5,904
#	Westshore Terminals Investment Corp.	4,442	90,436
	Whitecap Resources, Inc.	154,345	1,164,503
	Winpak Ltd.	4,600	135,915
*	Yangarra Resources Ltd.	8,100	6,021
	Yellow Pages Ltd.	1,091	8,653
††	Zenith Capital Corp.	1,300	47
TOTAL CANADA			41,796,975
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	43,400	375,240
*††	Hanfeng Evergreen, Inc.	2,400	0
TOTAL CHINA			375,240
DENMARK — (2.4%)
*	ALK-Abello AS	21,029	610,132
	Alm Brand AS	115,559	318,747
#	Ambu AS, Class B	27,639	403,471
*	Bang & Olufsen AS	14,001	27,993
*	Bavarian Nordic AS	11,722	424,291
	cBrain AS	905	29,514
	Chemometec AS	2,221	171,419
	Columbus AS	16,517	25,049
	D/S Norden AS	2,740	95,289
*	Demant AS	3,279	124,233
*	Dfds AS	3,214	57,701
	FLSmidth & Co. AS	7,332	431,315
#	Fluegger Group AS	86	4,256
	Foroya Banki P	552	15,957
#*	GN Store Nord AS	9,867	141,350

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS (HLUNA DC), Class A	4,743	$21,219
	H Lundbeck AS (HLUNB DC)	34,629	180,409
*	H&H International AS, Class B	2,539	40,483
	ISS AS	20,273	582,775
	Jeudan AS	1,628	52,826
	Jyske Bank AS	5,926	594,925
	Matas AS	5,454	111,873
*Ω	Netcompany Group AS	5,022	184,156
*	Nilfisk Holding AS	2,589	36,855
*	NKT AS	8,648	760,788
*Ω	NNIT AS	1,779	17,960
*	North Media AS	1,083	8,022
#*	NTG Nordic Transport Group AS	911	27,303
	Per Aarsleff Holding AS	2,658	286,259
	Ringkjoebing Landbobank AS	3,553	783,264
	Rockwool AS, Class A	2,642	116,305
	Rockwool AS, Class B	7,320	320,767
	Royal Unibrew AS	6,337	473,997
*	RTX AS	1,054	13,210
Ω	Scandinavian Tobacco Group AS	6,629	86,758
	Schouw & Co. AS	1,656	155,970
#	Solar AS, Class B	312	13,462
	SP Group AS	1,779	72,726
	Sparekassen Sjaelland-Fyn AS	2,633	133,937
	Sydbank AS	7,479	554,098
	TCM Group AS	1,034	11,917
#	Tivoli AS	344	32,488
	TORM PLC, Class A	2,587	47,685
*	Trifork Group AG	711	10,193
	UIE PLC	2,550	113,808
	Vestjysk Bank AS	58,653	42,684
*	Zealand Pharma AS	3,124	161,629
TOTAL DENMARK			8,931,468
FINLAND — (2.7%)
	Aktia Bank OYJ	7,233	83,272
	Alandsbanken Abp, Class B	379	16,857
	Alma Media OYJ	4,469	67,435
#	Anora Group OYJ	5,909	21,514
	Aspo OYJ	2,685	16,170
	Atria OYJ	2,491	37,951
#	Bittium OYJ	4,078	48,427
	Citycon OYJ	2,833	12,186
		Shares	Value»
FINLAND — (Continued)
	Digia OYJ	2,833	$23,707
	Elisa OYJ	11,400	586,560
Ω	Enento Group OYJ	1,937	34,348
#	eQ OYJ	761	11,233
#	Finnair OYJ	15,156	49,680
#	Fiskars OYJ Abp	4,519	74,083
	F-Secure OYJ	6,199	11,633
	Gofore OYJ	378	7,739
	Harvia OYJ	2,438	141,159
	Hiab OYJ	7,464	509,375
#	HKFoods OYJ	1,550	2,810
	Huhtamaki OYJ	11,448	394,033
*	Incap OYJ	2,671	30,944
	Kalmar OYJ, Class B	4,700	212,102
#	Kamux Corp.	4,139	9,289
	Kemira OYJ	13,667	290,852
	Kesko OYJ (KESKOA FH), Class A	6,324	137,660
	Kesko OYJ (KESKOB FH), Class B	22,629	492,168
*	Kojamo OYJ	14,800	187,835
	Konecranes OYJ	9,746	812,154
	Lassila & Tikanoja OYJ	4,594	49,531
#*	Lindex Group OYJ	8,965	29,025
	Mandatum OYJ	35,673	241,974
	Marimekko OYJ	4,640	69,046
#	Metsa Board OYJ (METSB FH), Class B	10,758	39,578
	Metso OYJ	41,220	517,694
#	Nokian Renkaat OYJ	14,728	132,224
	Olvi OYJ, Class A	1,985	75,590
	Oma Saastopankki OYJ	486	5,043
	Oriola OYJ (OKDBV FH), Class B	22,579	28,159
	Orion OYJ (ORNAV FH), Class A	3,516	279,064
	Orion OYJ (ORNBV FH), Class B	17,217	1,378,371
#	Outokumpu OYJ	40,599	152,762
	Pihlajalinna OYJ	3,541	65,932
	Ponsse OYJ	1,180	42,975
	Puuilo OYJ	9,163	142,960
*	QT Group OYJ	1,767	121,592
	Raisio OYJ, Class V	14,595	41,746
*	Rapala VMC OYJ	3,058	4,637
	Revenio Group OYJ	2,457	73,575
	Sampo OYJ, Class A	37,355	400,016
	Sanoma OYJ	12,197	141,045
	Scanfil OYJ	1,067	13,651
#	Stora Enso OYJ, Class R	35,804	368,405
	Taaleri PLC	2,682	21,627

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Talenom OYJ	2,896	$11,553
#	Teleste OYJ	1,530	5,572
Ω	Terveystalo OYJ	12,756	156,269
	TietoEVRY OYJ	12,782	220,028
#	Tokmanni Group Corp.	6,513	63,778
	Vaisala OYJ, Class A	2,601	140,291
#	Valmet OYJ	20,218	729,502
#*	Verkkokauppa.com OYJ	1,520	6,195
#*	WithSecure OYJ	12,707	14,347
#*	YIT OYJ	25,056	86,808
TOTAL FINLAND			10,193,741
FRANCE — (5.4%)
*	74Software SA	1,525	64,955
	AKWEL SADIR	1,182	11,617
*	Alstom SA	35,263	827,140
*	Altamir	1,905	62,208
	Alten SA	3,219	261,625
	Arkema SA	5,952	404,744
	Assystem SA	434	23,979
	Aubay	292	16,715
Ω	Ayvens SA	20,121	216,210
*	Bastide le Confort Medical	266	9,225
#	Beneteau SACA	5,853	54,336
	Boiron SA	776	18,526
	Bonduelle SCA	2,134	19,463
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,757
*	Canal & SA	44,173	139,733
	Carrefour SA	28,335	406,069
	Catana Group	3,304	14,333
	CBo Territoria	2,250	9,398
*	Cegedim SA	865	10,748
	Cie des Alpes	3,270	85,829
*	Claranova SE	6,744	19,209
*	Clariane SE	17,537	90,924
	Coface SA	23,658	439,866
	Derichebourg SA	13,913	91,490
	Edenred SE	8,919	254,710
#*	Ekinops SAS	2,101	8,259
	Electricite de Strasbourg SA	132	22,217
*Ω	Elior Group SA	24,654	73,214
	Elis SA	24,685	680,567
	Equasens	69	3,785
#	Eramet SA	1,705	94,283
	Esso SA Francaise	336	36,953
	Etablissements Maurel et Prom SA	13,796	84,725
	Eurazeo SE	8,112	476,010
	Eurofins Scientific SE	4,382	335,588
		Shares	Value»
FRANCE — (Continued)
#*	Eutelsat Communications SACA	19,197	$68,699
	Exel Industries SA, Class A	184	8,386
	FDJ UNITED	12,972	404,620
	Fnac Darty SA (0QSH LI)	648	22,018
	Fnac Darty SA (FNAC FP)	1,685	57,040
*	Forvia SE (FRVIA FP)	20,074	255,206
*	Gaumont SA	20	1,824
	Gaztransport Et Technigaz SA	6,431	1,209,577
	Getlink SE	12,827	232,629
	GL Events SACA	1,343	46,313
	Groupe Crit SA	446	31,751
*	Guerbet	1,370	32,736
*	Haulotte Group SA	1,014	3,032
*	ID Logistics Group SACA	573	287,643
	Imerys SA	5,683	139,907
#	Infotel SA	414	18,933
	Interparfums SA	1,449	53,208
	Ipsen SA	1,576	185,703
	IPSOS SA	6,435	288,947
#	Jacquet Metals SACA	2,005	51,412
	JCDecaux SE	7,386	121,431
	Kaufman & Broad SA	2,327	82,907
	Laurent-Perrier	396	42,821
	Linedata Services	112	8,678
	LISI SA	1,065	57,563
	LNA Sante SA	809	26,303
*	Lumibird	274	5,737
#*Ω	Maisons du Monde SA	3,427	8,640
#	Manitou BF SA	1,600	35,298
#	Mersen SA	3,050	83,526
	Metropole Television SA	2,785	40,682
#*	Nacon SA	1,747	1,574
	Nexans SA	6,055	870,227
#*	Nexity SA	5,490	71,536
	NRJ Group	2,200	18,266
	Oeneo SA	177	1,926
	Opmobility	5,205	79,698
*	OVH Groupe SA	3,817	45,934
*	Pierre Et Vacances SA	9,298	18,015
	Pluxee NV	7,163	145,253
	Quadient SA	4,783	87,922
#	Remy Cointreau SA	1,544	91,665
	Renault SA	2,086	77,184
	Rexel SA	29,590	894,341
	Robertet SA	63	59,344

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Rubis SCA	15,073	$477,300
	Samse SACA	132	22,511
	Savencia SA	669	49,609
	SCOR SE	24,119	785,726
	SEB SA	3,602	263,116
	Seche Environnement SACA	536	62,271
	SES SA	50,700	348,648
*Ω	SMCP SA	4,479	25,821
	Societe BIC SA	3,290	200,042
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	34,478
	Societe LDC SADIR	668	70,530
	Sodexo SA	3,843	228,556
*	SOITEC	1,459	63,200
*	Solutions 30 SE	7,372	14,737
	Sopra Steria Group	2,094	451,188
	SPIE SA	18,212	1,071,801
	Stef SA	521	78,613
	Sword Group	975	40,381
	Synergie SE	1,041	40,845
	Technip Energies NV	20,162	870,622
	Teleperformance SE	6,378	621,798
#	Television Francaise 1 SA	5,827	55,715
	TFF Group	598	12,223
	Thermador Groupe	904	84,379
#	Tikehau Capital SCA	4,027	89,858
#	Trigano SA	1,245	212,316
*	Ubisoft Entertainment SA	10,592	111,708
	Valeo SE	26,631	289,731
	Vallourec SACA	36,664	685,211
Ω	Verallia SA	6,482	208,552
	Vetoquinol SA	312	27,441
	Vicat SACA	3,357	217,412
	VIEL & Cie SA	4,347	77,837
	Virbac SACA	253	100,194
#*	Viridien	1,238	82,334
	Vivendi SE	119,229	451,973
*	Voltalia SA	4,789	40,488
	VusionGroup	425	109,248
#	Wavestone	244	16,144
#*Ω	Worldline SA	16,737	60,972
#*Ω	X-Fab Silicon Foundries SE	8,082	58,795
TOTAL FRANCE			20,560,789
GERMANY — (6.2%)
	1&1 AG	8,529	179,300
	7C Solarparken AG	8,665	18,153
	Adesso SE	441	40,746
	Adtran Networks SE	1,517	35,834
#	AIXTRON SE	4,260	71,735
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	283	$15,788
	Allgeier SE	979	20,860
	AlzChem Group AG	1,350	228,518
	Amadeus Fire AG	781	59,628
*	Aroundtown SA	163,398	589,228
	Atoss Software SE	1,398	187,516
Ω	Aumann AG	624	8,490
#	Aurubis AG	4,672	466,007
*Ω	Auto1 Group SE	1,613	48,354
#*	BayWa AG (BYW6 GR)	2,351	26,080
	Bechtle AG	10,363	449,794
Ω	Befesa SA	2,952	88,518
	Bertrandt AG	899	19,822
	Bijou Brigitte AG	711	31,157
	Bilfinger SE	4,196	451,428
	Borussia Dortmund GmbH & Co. KGaA	11,253	46,897
#*	BRANICKS Group AG	5,249	12,154
#	Brenntag SE	6,053	375,523
	CANCOM SE (COK GR)	1,301	38,113
	Carl Zeiss Meditec AG	2,335	128,756
*	Ceconomy AG	28,741	145,220
	CENIT AG	1,323	11,480
	Cewe Stiftung & Co. KGaA	855	97,915
	CTS Eventim AG & Co. KGaA	4,270	482,187
	Dermapharm Holding SE	2,329	89,196
	Deutsche Beteiligungs AG	1,693	47,056
	Deutsche EuroShop AG	2,391	51,354
Ω	Deutsche Pfandbriefbank AG	20,019	124,633
	Deutsche Wohnen SE	1,305	33,102
	Deutz AG	9,704	85,099
*	Dr. Hoenle AG	579	6,342
	Draegerwerk AG & Co. KGaA	432	29,065
	Duerr AG	7,939	204,054
Ω	DWS Group GmbH & Co. KGaA	2,564	153,543
	Eckert & Ziegler SE	2,961	225,252
	EDAG Engineering Group AG	1,225	8,812
	Elmos Semiconductor SE	1,053	105,099
	ElringKlinger AG	4,625	22,922
	Energiekontor AG	348	19,557
	Evonik Industries AG	19,884	394,858

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Evotec SE	12,399	$99,061
	Fabasoft AG	270	5,067
	Fielmann Group AG	3,979	252,119
	flatexDEGIRO AG	20,105	607,638
#*	Formycon AG	431	13,750
#*	Fraport AG Frankfurt Airport Services Worldwide	5,454	405,864
	Freenet AG	17,397	564,234
	Friedrich Vorwerk Group SE	2,166	210,520
	FUCHS SE	4,442	156,231
	GEA Group AG	14,521	1,043,047
#	Gerresheimer AG	5,211	256,923
	Gesco SE	1,167	24,058
	GFT Technologies SE	2,864	59,332
*	Grand City Properties SA	13,135	165,607
#	Grenke AG	2,176	44,317
	H&R GmbH & Co. KGaA	1,853	10,557
	Hawesko Holding SE	351	9,261
*	Heidelberger Druckmaschinen AG	33,592	86,907
*	HelloFresh SE	19,635	206,613
	Hensoldt AG	9,991	1,095,042
	Hornbach Holding AG & Co. KGaA	1,627	191,309
#	HUGO BOSS AG	8,152	379,664
	Indus Holding AG	1,977	53,410
	Init Innovation in Traffic Systems SE	627	29,562
Ω	Instone Real Estate Group SE	5,460	58,155
*	IONOS Group SE	1,313	62,271
	IVU Traffic Technologies AG	1,884	45,275
	Jenoptik AG	8,541	181,001
Ω	JOST Werke SE	1,984	116,793
	K&S AG	18,643	282,027
	KION Group AG	10,002	614,871
	Kloeckner & Co. SE	4,004	29,197
#	Knaus Tabbert AG	655	9,842
*	Koenig & Bauer AG	2,538	41,076
	Kontron AG	6,182	199,432
	Krones AG	3,169	469,252
	KSB SE & Co. KGaA	31	34,515
	KWS Saat SE & Co. KGaA	1,789	127,420
	Lanxess AG	11,026	302,795
	LEG Immobilien SE	13,415	1,064,796
	Leifheit AG	1,317	22,951
*	LPKF Laser & Electronics SE	1,120	10,106
		Shares	Value»
GERMANY — (Continued)
*	Medios AG	155	$2,269
	MLP SE	11,878	114,451
#	Mutares SE & Co. KGaA	2,212	76,205
*	Nagarro SE	902	57,045
#*	Nordex SE	11,357	278,768
#	Norma Group SE	4,726	84,122
	Patrizia SE	7,041	62,829
*	Pentixapharm Holding AG	2,162	4,970
	Pfeiffer Vacuum Technology AG	72	12,776
	ProCredit Holding AG	2,799	29,032
	ProSiebenSat.1 Media SE	24,511	223,420
#	Puma SE (PUM GR)	10,162	214,809
*	PVA TePla AG	1,719	41,559
#	Qiagen NV	11,223	553,743
	Rational AG	190	146,670
	RTL Group SA	5,870	231,378
	SAF-Holland SE	3,326	59,998
	Salzgitter AG	3,659	94,871
	Schaeffler AG	22,542	130,328
	Schott Pharma AG & Co. KGaA	1,449	39,107
Ω	Scout24 SE	923	123,351
#	Secunet Security Networks AG	206	51,211
*	SFC Energy AG	590	14,765
*	SGL Carbon SE	9,673	37,878
	Siltronic AG	2,576	111,376
	Sixt SE	1,909	197,947
*	SMA Solar Technology AG	88	2,014
*	Softwareone Holding AG	6,702	54,761
	Stabilus SE	3,527	101,108
	STRATEC SE	981	31,014
	Stroeer SE & Co. KGaA	4,913	263,987
#	Suedzucker AG	9,862	112,936
	Surteco Group SE	1,107	18,434
	SUSS MicroTec SE	3,604	130,644
	TAG Immobilien AG	37,543	603,618
	Takkt AG	5,920	36,340
*Ω	TeamViewer SE	18,141	185,527
	Technotrans SE	1,129	31,403
	thyssenkrupp AG	96,169	1,113,171
*	TUI AG	48,603	438,499
	United Internet AG	13,635	390,820
#	Verbio SE	2,874	37,240
	Vossloh AG	1,662	163,005
#	Wacker Chemie AG	3,201	238,254
	Wacker Neuson SE	3,888	101,709
	Washtec AG	1,525	69,803
*	Westwing Group SE	396	4,143

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Wuestenrot & Wuerttembergische AG	2,869	$45,915
*Ω	Zalando SE	18,572	541,523
	Zeal Network SE	583	32,052
TOTAL GERMANY			23,359,811
HONG KONG — (1.7%)
*	Aceso Life Science Group Ltd.	202,400	511
	Aeon Credit Service Asia Co. Ltd.	12,000	11,234
*	Allied Group Ltd.	206,000	43,692
	Analogue Holdings Ltd.	46,000	4,748
	APAC Resources Ltd.	13,099	2,194
*	Apollo Future Mobility Group Ltd.	20,600	2,114
	Asia Financial Holdings Ltd.	54,874	34,181
*	Asia Standard International Group Ltd.	98,940	4,058
	ASMPT Ltd.	19,200	162,426
	Associated International Hotels Ltd.	28,000	18,357
	Bank of East Asia Ltd.	122,374	189,152
#	Bright Smart Securities & Commodities Group Ltd.	114,000	213,942
	Cafe de Coral Holdings Ltd.	42,000	38,695
	Chen Hsong Holdings	30,000	6,343
	Chevalier International Holdings Ltd.	4,000	2,047
*	China Energy Development Holdings Ltd.	652,000	4,242
	China Motor Bus Co. Ltd.	2,400	18,076
*	China Star Entertainment Ltd.	180,000	55,306
	Chinese Estates Holdings Ltd.	61,500	10,223
	Chow Sang Sang Holdings International Ltd.	49,000	51,758
*	Chuang's Consortium International Ltd.	100,000	4,545
		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	196,000	$63,545
*	CK Life Sciences International Holdings, Inc.	182,000	23,078
	C-Mer Medical Holdings Ltd.	52,000	12,025
#††	Convoy, Inc.	516,000	2,057
#*	Cowell e Holdings, Inc.	20,000	67,288
Ω	Crystal International Group Ltd.	51,000	36,642
*	CSC Holdings Ltd.	1,321,250	5,180
*	CSI Properties Ltd.	1,203,358	28,256
	CTF Services Ltd.	179,000	175,484
	Dah Sing Banking Group Ltd.	52,928	61,876
	Dah Sing Financial Holdings Ltd.	17,806	66,056
	Dickson Concepts International Ltd.	14,500	9,852
	Eagle Nice International Holdings Ltd.	20,000	10,352
#	EC Healthcare	47,000	3,954
††	EcoGreen International Group Ltd.	38,000	1,725
	Emperor International Holdings Ltd.	140,333	3,365
*	ENM Holdings Ltd.	144,000	4,947
*	Esprit Holdings Ltd.	195,875	2,414
	EuroEyes International Eye Clinic Ltd.	8,000	3,214
	Fairwood Holdings Ltd.	10,500	7,412
	Far East Consortium International Ltd.	199,803	20,019
	First Pacific Co. Ltd.	272,000	214,017
#*Ω	FIT Hon Teng Ltd.	153,000	51,501
*Ω	Frontage Holdings Corp.	90,000	16,779
	FSE Lifestyle Services Ltd.	14,000	10,423
	Giordano International Ltd.	160,000	30,342
	Glorious Sun Enterprises Ltd.	72,000	12,185
*††	Gold Financial Holdings Ltd.	88,000	0
*	GR Life Style Co. Ltd.	96,000	12,580
	Great Eagle Holdings Ltd.	28,630	53,583

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	G-Resources Group Ltd.	42,950	$59,031
	Guoco Group Ltd.	4,000	37,719
	Guotai Junan International Holdings Ltd.	322,400	262,782
	Hang Lung Group Ltd.	90,000	162,597
	Hang Lung Properties Ltd.	191,665	197,388
*	Hanison Construction Holdings Ltd.	27,198	859
	Harbour Centre Development Ltd.	13,500	7,667
	HKBN Ltd.	100,500	63,841
*	HKR International Ltd.	100,386	11,919
	Hong Kong Ferry Holdings Co. Ltd.	23,000	14,025
	Hong Kong Technology Venture Co. Ltd.	44,669	9,289
*	Hongkong & Shanghai Hotels Ltd.	59,883	44,563
Ω	Honma Golf Ltd.	30,500	13,629
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	22,268
	Hysan Development Co. Ltd.	68,000	135,310
	IGG, Inc.	95,000	49,754
Ω	Impro Precision Industries Ltd.	88,000	33,936
	International Housewares Retail Co. Ltd.	41,000	4,490
	Jacobson Pharma Corp. Ltd.	56,000	11,917
	Johnson Electric Holdings Ltd.	48,937	144,235
	K Wah International Holdings Ltd.	109,000	30,038
	Karrie International Holdings Ltd.	136,000	15,934
	Kerry Properties Ltd.	63,000	168,216
	KLN Logistics Group Ltd.	53,000	55,735
	Kowloon Development Co. Ltd.	45,515	18,537
*	Lai Sun Development Co. Ltd.	45,912	4,253
*	Lai Sun Garment International Ltd.	20,400	1,455
		Shares	Value»
HONG KONG — (Continued)
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	$10,064
	Liu Chong Hing Investment Ltd.	30,000	17,080
	Luk Fook Holdings International Ltd.	34,000	88,718
	Man Wah Holdings Ltd.	158,000	89,129
*	MECOM Power & Construction Ltd.	159,750	3,851
*	Melco International Development Ltd.	28,500	19,707
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	26,511
	Modern Dental Group Ltd.	43,000	23,781
#*	Mongolian Mining Corp.	48,000	48,062
*	NagaCorp Ltd.	144,547	76,135
#*	New World Development Co. Ltd.	126,000	103,180
*††	NewOcean Energy Holdings Ltd.	110,000	0
#	Nissin Foods Co. Ltd.	28,000	24,267
	Oriental Watch Holdings	39,606	17,070
*	Oshidori International Holdings Ltd.	700,200	41,365
#	Pacific Basin Shipping Ltd.	569,000	164,416
	Pacific Textiles Holdings Ltd.	114,000	21,344
*	Paliburg Holdings Ltd.	26,000	943
#	PAX Global Technology Ltd.	43,000	37,250
	PC Partner Group Ltd.	34,000	32,035
	PCCW Ltd.	234,286	167,854
	Perfect Medical Health Management Ltd.	60,000	12,534
	Pico Far East Holdings Ltd.	96,000	31,280
	Plover Bay Technologies Ltd.	40,000	33,771
*	Public Financial Holdings Ltd.	70,000	12,132

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Regal Hotels International Holdings Ltd.	29,000	$1,953
Ω	Regina Miracle International Holdings Ltd.	43,000	9,971
#	Sa Sa International Holdings Ltd.	124,000	9,765
Ω	Samsonite Group SA	128,700	262,510
	SEA Holdings Ltd.	40,046	6,309
	Shangri-La Asia Ltd.	116,000	67,199
*	Shun Tak Holdings Ltd.	190,000	15,991
	Singamas Container Holdings Ltd.	194,000	17,003
*	SJM Holdings Ltd.	252,499	99,877
	SmarTone Telecommunications Holdings Ltd.	43,000	25,162
#*	Solomon Systech International Ltd.	200,000	11,628
*	Soundwill Holdings Ltd.	4,000	3,147
	Stella International Holdings Ltd.	55,000	109,232
	Sun Hung Kai & Co. Ltd.	74,464	33,543
	SUNeVision Holdings Ltd.	89,000	87,847
	TAI Cheung Holdings Ltd.	37,000	15,739
*	Taung Gold International Ltd.	1,420,000	9,529
*	Television Broadcasts Ltd.	43,600	23,156
	Texhong International Group Ltd.	35,000	21,195
	Texwinca Holdings Ltd.	112,000	12,400
#*	Theme International Holdings Ltd.	380,000	40,667
*	Tongda Group Holdings Ltd.	780,000	11,593
	Town Health International Medical Group Ltd.	330,000	11,566
	Tradelink Electronic Commerce Ltd.	58,000	7,080
	Transport International Holdings Ltd.	31,629	36,251
	United Laboratories International Holdings Ltd.	105,000	196,828
*††	Untrade.Genting	186,000	0
	Upbest Group Ltd.	148,000	12,895
		Shares	Value»
HONG KONG — (Continued)
	Value Partners Group Ltd.	150,000	$40,801
	Vitasoy International Holdings Ltd.	80,000	93,396
	Viva Goods Co. Ltd.	296,000	19,919
*	Vobile Group Ltd.	94,000	41,604
#*Ω	VPower Group International Holdings Ltd.	25,119	911
	VSTECS Holdings Ltd.	79,600	92,122
	VTech Holdings Ltd.	18,300	135,602
*	Wang On Group Ltd.	260,000	764
*	Wealthink AI-Innovation Capital Ltd.	116,000	1,381
	Wing On Co. International Ltd.	14,000	22,627
	Wing Tai Properties Ltd.	56,000	12,053
	Wynn Macau Ltd.	107,200	88,848
#	Xinyi Glass Holdings Ltd.	143,945	148,377
	Yue Yuen Industrial Holdings Ltd.	93,000	145,458
*	Yunfeng Financial Group Ltd.	54,000	24,864
#*	Zhaobangji Lifestyle Holdings Ltd.	192,000	2,906
TOTAL HONG KONG			6,603,530
IRELAND — (0.3%)
	Cairn Homes PLC	121,347	301,178
	Dalata Hotel Group PLC	25,023	181,934
	FBD Holdings PLC (FBD ID)	2,754	43,899
	FBD Holdings PLC (FBH LN)	1,308	20,823
	Glanbia PLC (GLB ID)	20,272	294,550
*Ω	Glenveagh Properties PLC	39,389	84,011
	Irish Continental Group PLC (IR5B ID)	11,766	73,436
	Kenmare Resources PLC	255	1,129
*	Permanent TSB Group Holdings PLC	10,745	25,508
TOTAL IRELAND			1,026,468
ISRAEL — (1.1%)
	Ackerstein Group Ltd.	3,035	7,709

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Adgar Investment & Development Ltd.	8,764	$13,416
	Afcon Holdings Ltd.	210	12,892
*	AFI Properties Ltd.	1,537	93,013
	Africa Israel Residences Ltd.	738	59,458
*	Allot Ltd.	4,540	35,471
	Alrov Properties & Lodgings Ltd.	854	63,556
	Altshuler Shaham Finance Ltd.	12,145	22,036
	Analyst IMS Investment Management Services Ltd.	470	16,795
	Arad Ltd.	1,518	23,158
*	Argo Properties NV	1,044	34,118
*	Ashdod Refinery Ltd.	1,014	17,434
	Automatic Bank Services Ltd.	4,774	30,312
	Ayalon Holdings Ltd.	1,192	20,357
	Azorim-Investment Development & Construction Co. Ltd.	16,240	105,063
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,342	254,513
	Blue Square Real Estate Ltd.	659	75,360
*	Brainsway Ltd. (BWAY US), ADR	1,000	11,680
	Carasso Motors Ltd.	3,945	46,550
	Castro Model Ltd.	211	9,134
*	Cellcom Israel Ltd. (CEL IT)	5,444	49,207
*	Cellcom Israel Ltd. (CELJF US)	4,034	35,943
*	Compugen Ltd.	3,643	5,275
	Danel Adir Yeoshua Ltd.	595	81,553
	Danya Cebus Ltd.	645	23,531
	Delek Automotive Systems Ltd.	3,967	31,017
	Delta Galil Ltd.	722	38,312
	Diplomat Holdings Ltd.	914	14,244
	Direct Finance of Direct Group 2006 Ltd.	145	22,563
*	Dor Alon Energy in Israel 1988 Ltd.	633	25,018
*	Doral Group Renewable Energy Resources Ltd.	13,774	65,183
	Duniec Brothers Ltd.	389	26,269
		Shares	Value»
ISRAEL — (Continued)
	Electra Consumer Products 1970 Ltd.	1,425	$56,546
*	Ellomay Capital Ltd.	458	8,352
*	Equital Ltd.	1,612	69,970
	FMS Enterprises Migun Ltd.	605	25,945
	Formula Systems 1985 Ltd. (FORTY IT)	325	39,122
	Fox Wizel Ltd.	738	76,531
*	Gilat Satellite Networks Ltd.	5,220	39,102
*	Hagag Group Real Estate Development	1,534	9,609
	Hamat Group Ltd.	1,543	7,347
	IDI Insurance Co. Ltd.	960	55,302
*	IES Holdings Ltd.	375	32,660
	Ilex Medical Ltd.	584	10,397
	Inrom Construction Industries Ltd.	12,208	71,176
	Isracard Ltd.	23,531	96,384
	Israel Canada TR Ltd.	10,812	53,715
	Israel Shipyards Industries Ltd.	655	24,876
	Isras Investment Co. Ltd.	192	52,097
	Issta Ltd.	1,352	42,022
	Kamada Ltd. (KMDA IT)	3,545	26,447
	Kardan Real Estate Enterprise & Development Ltd.	14,081	25,450
	Kerur Holdings Ltd.	747	18,468
	Klil Industries Ltd.	43	2,845
	Kvutzat Acro Ltd.	1,993	28,983
	Lahav L.R. Real Estate Ltd.	6,763	12,401
	Land Development Nimrodi Group Ltd.	2,893	30,697
	Lapidoth Capital Ltd.	1,304	29,668
	Libra Insurance Co. Ltd.	3,058	12,831
	M Yochananof & Sons Ltd.	507	46,764
	Magic Software Enterprises Ltd. (MGIC IT)	2,800	58,753
*	Malam - Team Ltd.	1,290	43,561
	Max Stock Ltd.	6,828	36,364
#	Maytronics Ltd.	3,730	4,807
	Mediterranean Towers Ltd.	10,111	36,533

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mega Or Holdings Ltd.	2,487	$116,684
	Meitav Investment House Ltd.	4,797	119,694
	MENIF - Financial Services Ltd.	2,666	17,417
*	Meshek Energy Renewable Energies Ltd.	24,168	31,576
#	Meshulam Levinstein Contracting & Engineering Ltd.	236	34,625
	Mivtach Shamir Holdings Ltd.	1,009	82,064
	Nawi Group Ltd.	3,445	60,183
	Neto Malinda Trading Ltd.	862	36,082
*	Neto ME Holdings Ltd.	211	12,893
#*,*	Nexxen International Ltd.	5,491	57,674
	Novolog Ltd.	34,768	14,213
	Oil Refineries Ltd.	269,871	70,599
	One Software Technologies Ltd.	1,069	27,619
*	OY Nofar Energy Ltd.	1,367	40,928
	Palram Industries 1990 Ltd.	2,023	44,088
	Partner Communications Co. Ltd.	15,152	139,542
	Paz Retail & Energy Ltd.	223	41,199
*	Perion Network Ltd.	3,420	37,082
	Plasson Industries Ltd.	468	28,173
	Polyram Plastic Industries Ltd.	5,234	16,964
	Prashkovsky Investments & Construction Ltd.	987	37,846
*	Priortech Ltd.	1,206	68,460
	Qualitau Ltd.	593	74,497
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	94,766
*	Rani Zim Shopping Centers Ltd.	3,920	5,811
	Retailors Ltd.	1,080	22,469
	Sano-Brunos Enterprises Ltd.	278	29,041
*	Scope Metals Group Ltd.	872	38,922
		Shares	Value»
ISRAEL — (Continued)
*	Shikun & Binui Soltec Renewable Energy	13,371	$12,325
	Summit Real Estate Holdings Ltd.	4,733	89,839
	Tadiran Group Ltd.	324	17,209
Ω	Tamar Petroleum Ltd.	7,885	94,205
*	TAT Technologies Ltd.	738	26,574
	Telsys Ltd.	225	14,138
	Tiv Taam Holdings 1 Ltd.	7,339	17,765
	Turpaz Industries Ltd.	2,865	43,352
*	Veridis Environment Ltd.	3,463	24,088
	Victory Supermarket Chain Ltd.	648	9,515
	YD More Investments Ltd.	996	10,259
TOTAL ISRAEL			4,316,245
ITALY — (4.2%)
	A2A SpA	261,372	636,898
	ACEA SpA	5,746	127,517
	Amplifon SpA	9,628	162,077
*	Aquafil SpA	3,880	6,178
	Ariston Holding NV	3,485	18,143
	Arnoldo Mondadori Editore SpA	22,214	51,139
	Ascopiave SpA	13,216	45,650
	Avio SpA	1,784	60,965
	Azimut Holding SpA	14,290	485,753
	B&C Speakers SpA	545	10,216
	Banca Generali SpA	7,319	408,783
	Banca IFIS SpA	3,794	105,073
	Banca Monte dei Paschi di Siena SpA	149,919	1,276,324
	Banca Profilo SpA	12,870	2,436
*Ω	Banca Sistema SpA	3,568	7,649
	Banco di Desio e della Brianza SpA	5,000	42,780
	BasicNet SpA	3,725	30,272
*Ω	BFF Bank SpA	17,862	212,061
#	Biesse SpA	2,760	22,500
	BPER Banca SpA	45,365	446,415
#	Brembo NV	20,309	194,697
	Brunello Cucinelli SpA	5,466	612,972
	Buzzi SpA	10,783	563,067
*	Cairo Communication SpA	12,430	38,647
Ω	Carel Industries SpA	724	19,667
	Cembre SpA	650	44,172
	Cementir Holding NV	6,965	103,472

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	CIR SpA-Compagnie Industriali	101,938	$78,552
	Credito Emiliano SpA	14,468	219,313
	d'Amico International Shipping SA	12,281	50,611
	Danieli & C Officine Meccaniche SpA (DAN IM)	1,875	80,572
	Danieli & C Officine Meccaniche SpA (DANR IM)	6,860	223,032
	Datalogic SpA	2,601	14,039
	De' Longhi SpA	2,987	97,969
*	Digital Bros SpA	371	5,391
*Ω	doValue SpA	726	2,158
	Emak SpA	17,016	16,909
Ω	Enav SpA	24,013	105,346
	Equita Group SpA	2,730	14,690
	ERG SpA	3,795	82,216
	Esprinet SpA	3,078	14,623
	Fila SpA	3,109	30,648
*	Fincantieri SpA	15,871	307,141
	FNM SpA	21,790	10,144
	Garofalo Health Care SpA	3,478	19,895
#*	Geox SpA	11,985	4,107
#	GPI SpA	1,749	31,025
	Hera SpA	110,093	471,086
	IMMSI SpA	26,564	15,336
	Industrie De Nora SpA	3,309	24,856
	Intercos SpA	2,918	39,035
	Interpump Group SpA	2,917	119,679
	Iren SpA	72,748	208,326
	Italgas SpA	78,707	653,061
#	Italian Sea Group SpA	1,256	7,847
	Italmobiliare SpA	1,795	57,799
	Iveco Group NV	26,294	543,492
	Lottomatica Group SpA	20,065	540,849
	LU-VE SpA	909	33,622
	Maire SpA	28,284	392,879
#*††	Mariella Burani Fashion Group SpA	422	0
	MARR SpA	2,614	30,620
#	MFE-MediaForEurope NV (MFEA IM), Class A	35,632	112,925
	MFE-MediaForEurope NV (MFEB IM), Class B	8,379	37,654
	Moltiply Group SpA	2,280	112,610
*	NewPrinces SpA	1,779	46,362
Ω	Nexi SpA	61,370	350,437
		Shares	Value»
ITALY — (Continued)
	Orsero SpA	1,122	$18,053
Ω	OVS SpA	28,187	116,685
	Pharmanutra SpA	513	26,861
*Ω	Philogen SpA	37	940
#	Piaggio & C SpA	22,030	47,556
Ω	Pirelli & C SpA	38,861	261,976
Ω	RAI Way SpA	12,339	82,374
	Reply SpA	3,638	569,834
*	Revo SpA	853	15,039
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	26,431
	Sabaf SpA	1,277	19,927
*	Safilo Group SpA	25,816	32,037
	Saipem SpA	195,064	521,412
#	Sanlorenzo SpA	1,680	56,621
#*	Seri Industrial SpA	3,128	7,427
	Sesa SpA	768	57,832
#	Sogefi SpA	8,720	27,176
	SOL SpA	4,883	260,550
	Tamburi Investment Partners SpA	12,603	110,983
Ω	Technogym SpA	19,877	306,687
#*	Telecom Italia SpA (TIT IM)	1,177,882	541,275
*	Telecom Italia SpA (TITR IM)	637,376	328,234
	TXT e-solutions SpA	629	24,152
	Unipol Assicurazioni SpA	53,502	1,073,127
#	Webuild SpA	56,254	253,180
	Wiit SpA	741	13,190
#	Zignago Vetro SpA	1,085	9,704
TOTAL ITALY			15,751,642
JAPAN — (20.7%)
#	&Do Holdings Co. Ltd.	600	4,322
	77 Bank Ltd.	7,100	245,246
#	A&D HOLON Holdings Co. Ltd.	3,000	39,869
#	Achilles Corp.	1,800	13,213
	AD Works Group Co. Ltd.	6,500	15,208
#	Adastria Co. Ltd.	1,840	36,541
	ADEKA Corp.	10,300	203,273
	Ad-sol Nissin Corp.	2,400	21,328
	Adtec Plasma Technology Co. Ltd.	800	6,923
	Advan Group Co. Ltd.	3,100	17,809
#*	Adventure, Inc.	300	6,622
	Adways, Inc.	4,900	11,380
#	Aeon Fantasy Co. Ltd.	800	19,021

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	AEON Financial Service Co. Ltd.	15,200	$136,686
	Aeon Hokkaido Corp.	4,800	28,526
	Aeon Kyushu Co. Ltd.	800	15,948
#	AFC-HD AMS Life Science Co. Ltd.	1,400	8,224
#	Ahresty Corp.	2,700	14,251
	Ai Holdings Corp.	3,800	60,822
*	AI inside, Inc.	200	5,361
	Aica Kogyo Co. Ltd.	5,500	135,425
	Aichi Corp.	5,600	47,772
	Aichi Financial Group, Inc.	2,400	42,995
#	Aichi Steel Corp.	6,000	91,320
	Aichi Tokei Denki Co. Ltd.	900	14,279
	Aida Engineering Ltd.	6,800	41,054
	Aiful Corp.	43,200	127,648
	Ain Holdings, Inc.	2,800	107,771
	Aiphone Co. Ltd.	1,800	33,892
#	Airman Corp.	2,800	38,140
	Airport Facilities Co. Ltd.	3,500	21,858
#	Airtech Japan Ltd.	1,000	7,210
#	Airtrip Corp.	1,800	10,888
	Aisan Industry Co. Ltd.	6,170	68,212
#	AIT Corp.	1,200	14,861
#	Aizawa Securities Group Co. Ltd.	1,200	10,316
	Ajis Co. Ltd.	800	15,837
	Akatsuki Corp.	3,500	12,252
	Akatsuki, Inc.	1,100	21,704
#*	Akebono Brake Industry Co. Ltd.	14,000	9,790
	Akita Bank Ltd.	2,400	52,041
#	Albis Co. Ltd.	800	17,606
	Alconix Corp.	2,600	36,376
	Alfresa Holdings Corp.	15,500	224,998
	Alinco, Inc.	2,200	15,195
#	Alleanza Holdings Co. Ltd.	1,400	9,799
	Allied Telesis Holdings KK	18,800	23,155
	Alpen Co. Ltd.	2,400	38,324
	Alpha Corp.	500	3,975
#	Alpha Systems, Inc.	500	11,862
	Alps Alpine Co. Ltd.	23,000	243,669
	Altech Corp.	2,310	41,987
	Amano Corp.	7,200	200,907
	Amiyaki Tei Co. Ltd.	900	9,084
#	Amuse, Inc.	1,600	17,303
	Amvis Holdings, Inc.	8,800	30,070
	Anest Iwata Corp.	5,900	61,331
		Shares	Value»
JAPAN — (Continued)
	Anicom Holdings, Inc.	11,000	$56,804
	Anycolor, Inc.	2,300	71,675
	AOI Electronics Co. Ltd.	500	6,579
	AOKI Holdings, Inc.	5,300	60,242
	Aoyama Trading Co. Ltd.	5,900	89,500
	Aoyama Zaisan Networks Co. Ltd.	3,200	38,328
#	Aozora Bank Ltd.	4,400	64,554
	Arakawa Chemical Industries Ltd.	2,600	19,411
	Arata Corp.	3,600	76,764
#	ARCLANDS Corp.	7,039	81,274
	Arcs Co. Ltd.	4,600	92,559
	ARE Holdings, Inc.	10,200	120,232
	Arealink Co. Ltd.	2,000	33,593
	Argo Graphics, Inc.	2,000	69,930
	Arisawa Manufacturing Co. Ltd.	4,000	40,918
	Artience Co. Ltd.	3,800	80,469
#	Artnature, Inc.	1,000	5,310
#	Artner Co. Ltd.	1,400	17,492
	As One Corp.	8,000	125,718
	Asahi Co. Ltd.	1,600	14,241
	Asahi Diamond Industrial Co. Ltd.	6,600	32,582
	Asahi Kogyosha Co. Ltd.	2,400	40,730
	Asahi Net, Inc.	1,700	7,700
	Asahi Printing Co. Ltd.	1,100	6,614
#	Asahi Yukizai Corp.	1,400	40,083
	Asanuma Corp.	6,500	34,432
	Asia Pile Holdings Corp.	4,100	27,231
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	53,915
	ASKUL Corp.	3,200	31,961
	Asti Corp.	400	5,097
	Atrae, Inc.	2,300	11,678
#*	Atsugi Co. Ltd.	4,000	30,639
	Aucnet, Inc.	1,800	20,101
	Autobacs Seven Co. Ltd.	8,800	85,854
	Aval Data Corp.	1,000	15,248
	Avant Group Corp.	2,800	28,036
	Avantia Co. Ltd.	1,300	7,188
	Avex, Inc.	4,000	33,842
	Awa Bank Ltd.	4,200	89,034
	Axial Retailing, Inc.	10,400	78,701
#	AZ-COM MARUWA Holdings, Inc.	4,900	37,799
	AZOOM Co. Ltd.	400	22,293

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries Ltd.	5,100	$60,720
	Bank of Iwate Ltd.	2,000	46,627
	Bank of Nagoya Ltd.	1,300	75,658
	Bank of Saga Ltd.	2,500	45,288
	Bank of the Ryukyus Ltd.	7,000	57,109
	Bank of Toyama Ltd.	600	6,432
	Base Co. Ltd.	1,800	41,795
#	Beauty Garage, Inc.	800	9,023
	Belc Co. Ltd.	1,400	66,977
	Bell System24 Holdings, Inc.	4,200	37,749
	Belluna Co. Ltd.	9,800	62,196
	Bic Camera, Inc.	8,800	91,884
	BML, Inc.	3,000	69,670
	Bookoff Group Holdings Ltd.	1,000	9,484
	Bourbon Corp.	1,100	19,151
#	Br Holdings Corp.	4,900	11,277
#	BrainPad, Inc.	1,500	13,321
	BRONCO BILLY Co. Ltd.	1,000	26,837
	Buffalo, Inc.	900	14,187
#	Bull-Dog Sauce Co. Ltd.	1,300	17,579
	Bunka Shutter Co. Ltd.	5,284	89,437
	Bushiroad, Inc.	4,900	21,746
	Business Brain Showa-Ota, Inc.	1,800	32,754
#	Business Engineering Corp.	800	27,090
	C Uyemura & Co. Ltd.	1,300	83,263
	CAC Holdings Corp.	1,700	22,901
	Canon Electronics, Inc.	2,600	43,929
	Career Design Center Co. Ltd.	1,000	12,945
	Careerlink Co. Ltd.	600	8,933
#	Carenet, Inc.	8,300	42,131
	Carlit Co. Ltd.	2,600	22,375
	Casio Computer Co. Ltd.	8,100	64,171
	Cawachi Ltd.	1,800	32,910
	Celsys, Inc.	5,600	61,246
	Central Automotive Products Ltd.	4,800	61,290
	Central Glass Co. Ltd.	3,400	73,442
	Central Security Patrols Co. Ltd.	1,400	22,044
#	Central Sports Co. Ltd.	900	14,971
#	Ceres, Inc.	600	9,493
#	Change Holdings, Inc.	7,200	55,079
		Shares	Value»
JAPAN — (Continued)
	Charm Care Corp. KK	3,100	$27,169
#	Chiba Kogyo Bank Ltd.	7,400	73,065
#	Chikaranomoto Holdings Co. Ltd.	1,700	16,162
	Chino Corp.	900	14,285
#	Chiyoda Co. Ltd.	4,400	35,137
	Chiyoda Integre Co. Ltd.	1,900	38,744
	Chofu Seisakusho Co. Ltd.	3,306	43,807
	Chori Co. Ltd.	2,100	53,116
#	Choushimaru Co. Ltd.	1,200	12,484
	Chubu Shiryo Co. Ltd.	3,200	35,542
	Chudenko Corp.	2,500	60,673
	Chuetsu Pulp & Paper Co. Ltd.	1,400	15,754
	Chugai Ro Co. Ltd.	700	16,948
	Chugin Financial Group, Inc.	19,000	246,672
#	Chugoku Electric Power Co., Inc.	32,100	174,778
	Chugoku Marine Paints Ltd.	5,200	106,810
#	Chuo Spring Co. Ltd.	2,000	40,228
#	Chuo Warehouse Co. Ltd.	1,000	9,539
	Citizen Watch Co. Ltd.	27,800	166,867
	CKD Corp.	5,600	99,978
#	CK-San-Etsu Co. Ltd.	400	10,464
	Cleanup Corp.	3,800	18,224
#	CMK Corp.	9,700	23,614
	COLOPL, Inc.	8,600	29,804
	Colowide Co. Ltd.	9,200	118,773
	Computer Engineering & Consulting Ltd.	2,200	32,557
#	Computer Institute of Japan Ltd.	6,840	22,397
	Comture Corp.	2,900	33,649
	Copro-Holdings Co. Ltd.	1,800	25,624
	Core Corp.	800	10,202
#	Corona Corp.	2,600	16,282
	Cosel Co. Ltd.	2,800	21,641
#	Cota Co. Ltd.	3,352	31,552
*	Cover Corp.	1,400	19,782
#	Create Restaurants Holdings, Inc.	11,900	121,076
	Create SD Holdings Co. Ltd.	3,100	70,690

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Creek & River Co. Ltd.	1,700	$16,840
	Cresco Ltd.	3,600	40,849
#	Cross Cat Co. Ltd.	1,200	8,686
	CrowdWorks, Inc.	1,400	10,332
	CTI Engineering Co. Ltd.	2,800	56,112
#	CTS Co. Ltd.	5,000	28,951
	Curves Holdings Co. Ltd.	7,300	36,053
#*	CYBERDYNE, Inc.	12,000	14,634
	Cyberlinks Co. Ltd.	1,300	11,124
	Cybozu, Inc.	3,300	87,025
	Dai Nippon Toryo Co. Ltd.	3,400	27,970
	Daicel Corp.	18,300	157,418
	Daido Kogyo Co. Ltd.	900	7,783
	Daido Metal Co. Ltd.	5,500	25,114
	Daido Steel Co. Ltd.	17,200	132,447
#	Daihatsu Infinearth Mfg Co. Ltd.	2,400	41,863
	Daihen Corp.	1,400	66,105
	Daiho Corp.	7,000	38,629
	Dai-Ichi Cutter Kogyo KK	900	7,990
	Daiichi Jitsugyo Co. Ltd.	3,000	50,757
	Daiichi Kensetsu Corp.	1,100	22,504
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	11,341
	Daiichikosho Co. Ltd.	8,200	88,036
	Daiken Medical Co. Ltd.	2,800	8,137
	Daiki Aluminium Industry Co. Ltd.	3,900	26,950
#	Daikoku Denki Co. Ltd.	1,200	17,605
#	Daikokutenbussan Co. Ltd.	800	37,999
	Daikyonishikawa Corp.	4,200	19,827
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	71,886
	Daio Paper Corp.	9,700	54,039
	Daiseki Co. Ltd.	5,076	118,174
	Daishi Hokuetsu Financial Group, Inc.	9,200	225,161
#	Daishinku Corp.	3,200	12,410
	Daisue Construction Co. Ltd.	500	7,733
		Shares	Value»
JAPAN — (Continued)
#	Daito Bank Ltd.	1,000	$4,855
	Daito Pharmaceutical Co. Ltd.	6,590	52,668
	Daitron Co. Ltd.	1,600	39,001
	Daiwa Industries Ltd.	4,300	47,798
	Daiwabo Holdings Co. Ltd.	10,700	196,769
	DCM Holdings Co. Ltd.	12,300	116,938
*	DD GROUP Co. Ltd.	1,100	12,289
	Dear Life Co. Ltd.	5,600	47,433
	Denka Co. Ltd.	10,800	152,283
#	Densan System Holdings Co. Ltd.	1,300	22,426
	Dentsu Soken, Inc.	200	8,785
	Denyo Co. Ltd.	2,000	39,673
	Dexerials Corp.	6,700	96,866
	DIC Corp.	10,500	207,255
#	Digital Arts, Inc.	1,100	58,152
	Digital Hearts Holdings Co. Ltd.	1,200	7,623
#	Digital Holdings, Inc.	1,900	15,381
	Digital Information Technologies Corp.	800	13,559
#	Dip Corp.	4,800	77,695
	DKK Co. Ltd.	1,600	23,086
	DKS Co. Ltd.	1,200	41,056
	DMG Mori Co. Ltd.	4,400	101,672
	Doshisha Co. Ltd.	2,900	48,374
	Double Standard, Inc.	600	6,314
	Doutor Nichires Holdings Co. Ltd.	4,112	68,301
	Dowa Holdings Co. Ltd.	6,400	209,006
	DTS Corp.	4,800	159,254
	Duskin Co. Ltd.	4,400	116,165
#	DyDo Group Holdings, Inc.	1,800	31,788
	Eagle Industry Co. Ltd.	4,100	65,564
	EAT&HOLDINGS Co. Ltd.	1,200	16,625
	Ebara Foods Industry, Inc.	800	13,430
	Ebara Jitsugyo Co. Ltd.	1,800	46,542
	Ebase Co. Ltd.	3,100	10,403
#	Eco's Co. Ltd.	800	13,091
	EDION Corp.	10,500	139,617
	EF-ON, Inc.	2,280	5,243
	eGuarantee, Inc.	4,000	39,599
	E-Guardian, Inc.	400	5,895
	Ehime Bank Ltd.	4,800	34,384
	Eidai Co. Ltd.	3,000	4,671
	Eizo Corp.	4,000	56,913
	EJ Holdings, Inc.	1,200	14,254

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Elan Corp.	1,000	$5,648
	Elecom Co. Ltd.	6,500	84,071
	Electric Power Development Co. Ltd.	5,100	88,259
#	EM Systems Co. Ltd.	4,700	23,848
	en Japan, Inc.	4,100	47,601
	Endo Lighting Corp.	1,700	26,864
	Enomoto Co. Ltd.	1,000	9,583
#	Enplas Corp.	1,000	34,857
	Envipro Holdings, Inc.	1,400	4,657
#	eRex Co. Ltd.	2,800	13,837
	ES-Con Japan Ltd.	4,600	29,606
	Eslead Corp.	1,000	30,812
	ESPEC Corp.	2,400	50,803
#	Eternal Hospitality Group Co. Ltd.	1,400	28,261
	Exedy Corp.	5,100	160,100
	EXEO Group, Inc.	19,200	252,194
	Ezaki Glico Co. Ltd.	6,500	200,709
	F&M Co. Ltd.	1,000	18,141
	FALCO HOLDINGS Co. Ltd.	1,400	22,247
	FCC Co. Ltd.	4,400	88,317
*	FDK Corp.	800	2,123
	Feed One Co. Ltd.	3,920	28,127
	Ferrotec Corp.	6,400	153,500
#	Fibergate, Inc.	1,100	5,134
#	FIDEA Holdings Co. Ltd.	3,050	30,755
	Financial Partners Group Co. Ltd.	6,100	97,940
#	FINDEX, Inc.	1,700	8,627
	First Bank of Toyama Ltd.	4,700	33,690
#	First Juken Co. Ltd.	900	6,213
	Fixstars Corp.	3,000	40,365
	FJ Next Holdings Co. Ltd.	3,100	24,967
#	Focus Systems Corp.	1,700	16,128
	Forum Engineering, Inc.	2,400	19,367
	Foster Electric Co. Ltd.	3,400	42,434
	FP Corp.	5,300	94,483
#	FP Partner, Inc.	300	4,085
	France Bed Holdings Co. Ltd.	3,800	32,599
	Freebit Co. Ltd.	2,000	19,934
#	Freund Corp.	1,700	12,328
	F-Tech, Inc.	1,600	7,668
	FTGroup Co. Ltd.	1,100	8,786
	Fudo Tetra Corp.	1,930	30,179
#	Fuji Co. Ltd.	3,200	43,056
	Fuji Corp. (6134 JP)	10,200	191,413
		Shares	Value»
JAPAN — (Continued)
	Fuji Corp. Ltd.	5,200	$23,845
	Fuji Kosan Co. Ltd.	900	7,314
	Fuji Kyuko Co. Ltd.	2,800	39,379
	Fuji Oil Co. Ltd.	13,700	119,970
#	Fuji Pharma Co. Ltd.	2,000	18,471
	Fuji Seal International, Inc.	6,000	110,230
	Fujibo Holdings, Inc.	1,500	59,099
	Fujicco Co. Ltd.	2,800	30,114
	Fujikura Composites, Inc.	4,200	44,315
	Fujikura Kasei Co. Ltd.	4,200	15,658
	Fujimi, Inc.	6,000	89,470
#	Fujio Food Group, Inc.	1,900	14,248
	Fujishoji Co. Ltd.	1,200	8,411
	Fujita Kanko, Inc.	1,000	69,582
	Fujiya Co. Ltd.	1,700	27,839
	FuKoKu Co. Ltd.	1,200	13,926
	Fukuda Corp.	1,000	35,268
	Fukuda Denshi Co. Ltd.	2,400	111,702
	Fukui Bank Ltd.	2,700	33,922
	Fukui Computer Holdings, Inc.	1,900	38,372
	Fukuyama Transporting Co. Ltd.	2,500	59,522
	FULLCAST Holdings Co. Ltd.	1,600	17,648
	Fumakilla Ltd.	1,500	11,017
	Funai Soken Holdings, Inc.	4,760	74,923
	Furukawa Co. Ltd.	4,100	65,223
	Furuno Electric Co. Ltd.	3,500	100,952
	Furuya Metal Co. Ltd.	1,900	32,360
	Furyu Corp.	4,000	27,897
	Fuso Chemical Co. Ltd.	2,000	56,669
	Fuso Pharmaceutical Industries Ltd.	1,100	16,118
#	Futaba Corp.	5,300	21,761
	Futaba Industrial Co. Ltd.	8,700	46,778
	Future Corp.	4,100	64,081
	Fuyo General Lease Co. Ltd.	4,500	121,557
	G-7 Holdings, Inc.	4,000	34,671
*	GA Technologies Co. Ltd.	1,200	15,971
	Gakken Holdings Co. Ltd.	4,500	28,566
	Gakkyusha Co. Ltd.	1,000	15,485
	Galilei Co. Ltd.	3,200	70,194
	Gecoss Corp.	2,000	17,240

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	GENDA, Inc.	3,900	$24,024
	Genki Global Dining Concepts Corp.	1,600	36,774
	Genky DrugStores Co. Ltd.	2,000	59,051
	Geo Holdings Corp.	3,300	35,876
	Gift Holdings, Inc.	1,200	27,634
	giftee, Inc.	2,900	26,911
#	Giken Ltd.	1,200	11,454
	GLOBERIDE, Inc.	2,200	32,918
	Glory Ltd.	5,400	138,855
	GLtechno Holdings, Inc.	1,300	26,043
#	GMO Financial Gate, Inc.	600	19,101
	GMO Financial Holdings, Inc.	4,400	24,353
	GMO GlobalSign Holdings KK	400	6,067
	GMO internet group, Inc.	6,000	153,704
#	Godo Steel Ltd.	1,600	40,373
#	Goldcrest Co. Ltd.	2,590	56,675
	Goldwin, Inc.	400	20,596
#	Good Com Asset Co. Ltd.	2,300	18,823
	GREE Holdings, Inc.	15,100	49,368
	Greens Co. Ltd.	1,600	21,749
	grems, Inc.	1,700	28,305
	GS Yuasa Corp.	10,400	186,641
	GSI Creos Corp.	1,000	14,036
	G-Tekt Corp.	3,300	40,664
	Gun-Ei Chemical Industry Co. Ltd.	700	13,346
	Gunma Bank Ltd.	8,009	74,996
	Gunze Ltd.	4,400	111,485
#	H.U. Group Holdings, Inc.	7,100	152,559
	H2O Retailing Corp.	12,700	167,818
#	HABA Laboratories, Inc.	400	4,376
	Hagihara Industries, Inc.	1,400	14,607
	Hagiwara Electric Holdings Co. Ltd.	1,000	22,778
	Hagoromo Foods Corp.	600	13,082
#	Hakudo Co. Ltd.	800	12,853
#	Hakuto Co. Ltd.	900	22,661
	Halows Co. Ltd.	1,600	52,533
	Hamakyorex Co. Ltd.	8,800	85,151
	Handsman Co. Ltd.	800	4,249
	Hanwa Co. Ltd.	4,200	169,195
	Happinet Corp.	2,100	78,914
	Hard Off Corp. Co. Ltd.	2,400	27,725
	Harima Chemicals Group, Inc.	2,500	13,963
		Shares	Value»
JAPAN — (Continued)
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	$11,900
	Hazama Ando Corp.	17,510	185,681
	Heiwa Corp.	6,200	85,898
	Heiwado Co. Ltd.	3,500	67,532
#	Hennge KK	1,000	11,027
	Hibiya Engineering Ltd.	2,400	65,304
	Hiday Hidaka Corp.	2,600	58,477
	HI-LEX Corp.	3,300	54,209
#*	Hino Motors Ltd.	40,700	98,918
	Hioki EE Corp.	1,400	51,707
	Hirakawa Hewtech Corp.	1,260	13,630
	Hirano Tecseed Co. Ltd.	1,100	11,349
	Hirata Corp.	3,300	46,670
	Hirogin Holdings, Inc.	31,900	278,257
	Hiroshima Electric Railway Co. Ltd.	2,000	8,845
#	Hiroshima Gas Co. Ltd.	6,100	14,719
#	HIS Co. Ltd.	5,900	55,553
	Hisaka Works Ltd.	4,200	40,514
	Hito Communications Holdings, Inc.	1,000	7,534
	Hochiki Corp.	1,700	35,649
	Hodogaya Chemical Co. Ltd.	1,600	15,941
	Hogy Medical Co. Ltd.	2,400	75,782
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	27,295
#	Hokkaido Electric Power Co., Inc.	19,500	116,813
	Hokkaido Gas Co. Ltd.	12,000	48,378
	Hokkan Holdings Ltd.	1,200	15,912
	Hokko Chemical Industry Co. Ltd.	3,300	32,614
	Hokkoku Financial Holdings, Inc.	2,400	88,800
#	Hokuetsu Corp.	14,600	98,248
	Hokuhoku Financial Group, Inc.	15,600	329,510
	Hokuriku Electric Industry Co. Ltd.	400	5,517
#	Hokuriku Electric Power Co.	18,900	98,015
#	Hokuriku Electrical Construction Co. Ltd.	1,800	16,084
	Hokuto Corp.	2,800	34,228
	H-One Co. Ltd.	4,000	37,373

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Honeys Holdings Co. Ltd.	2,670	$26,193
	Hoosiers Holdings Co. Ltd.	5,300	47,438
	Horiba Ltd.	300	22,063
	Hosiden Corp.	6,600	102,603
	Hosokawa Micron Corp.	2,000	71,419
#	Hotland Holdings Co. Ltd.	1,300	17,148
	House Foods Group, Inc.	2,900	53,628
#	Howa Machinery Ltd.	2,200	15,172
	HS Holdings Co. Ltd.	3,300	23,316
	Hyakugo Bank Ltd.	24,900	123,158
	Hyakujushi Bank Ltd.	3,400	111,828
	IBJ, Inc.	2,800	16,041
#	Ichibanya Co. Ltd.	1,500	9,688
#	Ichiken Co. Ltd.	500	10,347
	Ichikoh Industries Ltd.	8,700	21,973
	Ichimasa Kamaboko Co. Ltd.	1,100	5,414
	Ichinen Holdings Co. Ltd.	3,100	35,313
#	Ichiyoshi Securities Co. Ltd.	7,100	35,493
	Icom, Inc.	1,500	28,808
	IDEA Consultants, Inc.	500	10,715
	Idec Corp.	4,000	60,299
	IDOM, Inc.	5,100	32,943
	Iino Kaiun Kaisha Ltd.	8,900	61,020
#	I'll, Inc.	1,700	31,583
	Imasen Electric Industrial	901	4,280
#	i-mobile Co. Ltd.	3,600	14,707
#	Imuraya Group Co. Ltd.	1,100	18,002
	Inaba Denki Sangyo Co. Ltd.	6,400	167,837
#	Inaba Seisakusho Co. Ltd.	1,700	20,097
	Inabata & Co. Ltd.	5,800	125,840
#	I-NE Co. Ltd.	800	8,954
	Ines Corp.	3,000	35,070
#	I-Net Corp.	1,600	20,939
	Infomart Corp.	17,300	47,472
	INFRONEER Holdings, Inc.	25,800	218,037
	Innotech Corp.	2,400	23,458
	Insource Co. Ltd.	7,200	43,458
	Intage Holdings, Inc.	1,500	19,401
#	Inui Global Logistics Co. Ltd.	1,200	10,015
#	IPS, Inc.	400	7,294
		Shares	Value»
JAPAN — (Continued)
#	IR Japan Holdings Ltd.	1,000	$4,938
	Iriso Electronics Co. Ltd.	3,200	61,475
	ISB Corp.	2,200	21,906
#	Ise Chemicals Corp.	400	72,361
	Iseki & Co. Ltd.	2,500	23,212
	Ishihara Sangyo Kaisha Ltd.	4,400	63,576
	Istyle, Inc.	9,400	35,597
	Itfor, Inc.	3,600	36,248
#	ITmedia, Inc.	1,700	18,627
	Ito En Ltd.	5,300	115,109
	Itochu Enex Co. Ltd.	5,500	73,843
	Itochu-Shokuhin Co. Ltd.	900	60,435
	Itoham Yonekyu Holdings, Inc.	3,400	114,692
	Itoki Corp.	4,500	68,870
	IwaiCosmo Holdings, Inc.	2,900	46,720
#	Iwaki Co. Ltd.	1,300	22,692
	Iwatani Corp.	13,400	140,946
	Iwatsuka Confectionery Co. Ltd.	1,000	19,588
	Izumi Co. Ltd.	3,700	77,891
	J Trust Co. Ltd.	12,548	36,872
	JAC Recruitment Co. Ltd.	9,600	67,187
	Jaccs Co. Ltd.	2,800	75,916
*	Jade Group, Inc.	1,300	11,902
#	JAFCO Group Co. Ltd.	6,700	110,098
	JANOME Corp.	2,299	17,454
	Japan Airport Terminal Co. Ltd.	3,700	112,368
	Japan Aviation Electronics Industry Ltd.	4,400	70,520
#	Japan Cash Machine Co. Ltd.	4,200	26,440
*	Japan Communications, Inc.	19,200	20,413
	Japan Elevator Service Holdings Co. Ltd.	7,700	205,555
#	Japan Foundation Engineering Co. Ltd.	2,900	13,363
#	Japan Hospice Holdings, Inc.	500	3,398
	Japan Investment Adviser Co. Ltd.	2,200	26,777
	Japan Lifeline Co. Ltd.	8,700	83,126

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Material Co. Ltd.	8,700	$79,294
	Japan Medical Dynamic Marketing, Inc.	3,570	12,410
	Japan Petroleum Exploration Co. Ltd.	16,500	119,834
	Japan Property Management Center Co. Ltd.	900	6,983
	Japan Pulp & Paper Co. Ltd.	16,000	69,394
#	Japan Pure Chemical Co. Ltd.	1,000	20,728
	Japan Securities Finance Co. Ltd.	9,300	112,552
#	Japan System Techniques Co. Ltd.	3,200	39,501
	Japan Transcity Corp.	5,400	41,456
	Japan Wool Textile Co. Ltd.	5,200	48,027
	JBCC Holdings, Inc.	8,000	68,755
	JCU Corp.	3,500	82,324
	JDC Corp.	8,000	24,784
	Jeol Ltd.	5,700	163,073
	JFE Systems, Inc.	2,200	29,082
	JGC Holdings Corp.	26,900	240,498
	Jichodo Co. Ltd.	200	12,735
#*	JIG-SAW, Inc.	800	14,425
	JINS Holdings, Inc.	1,700	90,137
	JINUSHI Co. Ltd.	1,600	25,112
#	JK Holdings Co. Ltd.	2,500	20,047
	J-Lease Co. Ltd.	2,400	22,880
#	JM Holdings Co. Ltd.	1,100	21,009
#	JMS Co. Ltd.	2,200	6,448
	J-Oil Mills, Inc.	2,600	35,715
	Joshin Denki Co. Ltd.	1,900	31,012
	Joyful Honda Co. Ltd.	5,800	80,049
	JP-Holdings, Inc.	6,800	24,370
	JSB Co. Ltd.	1,200	31,051
	JSP Corp.	1,900	23,868
	JTEKT Corp.	20,136	174,013
*	Juki Corp.	3,700	9,787
	Juroku Financial Group, Inc.	3,600	124,156
	Justsystems Corp.	5,000	125,915
	JVCKenwood Corp.	23,070	182,436
#	K&O Energy Group, Inc.	2,300	43,994
	Kadoya Sesame Mills, Inc.	400	10,304
		Shares	Value»
JAPAN — (Continued)
	Kaga Electronics Co. Ltd.	3,600	$69,100
	Kagome Co. Ltd.	6,600	126,120
	Kaken Pharmaceutical Co. Ltd.	2,700	70,359
#	Kakiyasu Honten Co. Ltd.	1,100	19,861
	Kamakura Shinsho Ltd.	4,000	14,699
	Kameda Seika Co. Ltd.	1,800	48,139
	Kamei Corp.	3,600	60,974
	Kamigumi Co. Ltd.	1,100	30,914
	Kanaden Corp.	3,200	40,041
	Kanadevia Corp.	20,400	137,682
#	Kanagawa Chuo Kotsu Co. Ltd.	800	19,407
	Kanamic Network Co. Ltd.	1,800	5,246
	Kanamoto Co. Ltd.	4,200	94,198
	Kaneka Corp.	6,500	183,993
	Kaneko Seeds Co. Ltd.	1,800	16,410
	Kanematsu Corp.	9,505	178,581
	Kanemi Co. Ltd.	500	10,861
	Kansai Paint Co. Ltd.	1,700	24,072
	Kanto Denka Kogyo Co. Ltd.	3,600	20,345
#	Kappa Create Co. Ltd.	2,000	20,071
	Katakura Industries Co. Ltd.	2,700	46,781
	Katitas Co. Ltd.	6,500	108,993
	Kato Sangyo Co. Ltd.	2,500	94,893
	Kato Works Co. Ltd.	1,600	14,349
	Kawada Technologies, Inc.	1,800	46,866
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	22,503
#	KeePer Technical Laboratory Co. Ltd.	1,600	34,551
	Keihan Holdings Co. Ltd.	6,600	135,381
	Keihanshin Building Co. Ltd.	4,100	42,321
	Keikyu Corp.	11,293	116,067
	Keio Corp.	1,000	23,348
#	KEIWA, Inc.	1,600	13,188
	Keiyo Bank Ltd.	16,700	125,484
	Kenko Mayonnaise Co. Ltd.	2,000	24,757

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KH Neochem Co. Ltd.	4,500	$85,170
#	Kibun Foods, Inc.	1,500	10,961
	Kimura Chemical Plants Co. Ltd.	3,300	22,222
#	King Jim Co. Ltd.	3,000	16,724
	Kinki Sharyo Co. Ltd.	700	9,709
#	Kintetsu Department Store Co. Ltd.	1,200	14,593
	Kissei Pharmaceutical Co. Ltd.	3,800	111,954
	Ki-Star Real Estate Co. Ltd.	1,100	35,201
	Kitagawa Corp.	1,600	15,091
	Kita-Nippon Bank Ltd.	1,000	22,404
	Kitano Construction Corp.	700	19,033
	Kitz Corp.	7,900	66,263
	Kiyo Bank Ltd.	7,900	143,718
*	KLab, Inc.	9,100	7,350
#*	KNT-CT Holdings Co. Ltd.	900	6,183
	Koa Corp.	4,700	32,911
#	Koatsu Gas Kogyo Co. Ltd.	3,600	26,034
#	Kobe Electric Railway Co. Ltd.	899	14,457
	Kohnan Shoji Co. Ltd.	2,700	69,720
	Kohsoku Corp.	200	3,841
#	Koike Sanso Kogyo Co. Ltd.	2,000	18,334
	Kojima Co. Ltd.	5,300	42,323
	Kokuyo Co. Ltd.	32,800	193,250
	Komatsu Matere Co. Ltd.	4,200	21,402
	Komatsu Wall Industry Co. Ltd.	2,400	39,326
	KOMEDA Holdings Co. Ltd.	5,200	103,711
#	Komehyo Holdings Co. Ltd.	800	15,475
	Komeri Co. Ltd.	4,600	94,761
	Komori Corp.	4,700	45,250
#	Konaka Co. Ltd.	1,760	2,858
#	Kondotec, Inc.	2,900	30,575
*	Konica Minolta, Inc.	59,200	192,465
	Konishi Co. Ltd.	8,000	64,399
	Konoike Transport Co. Ltd.	2,900	62,063
#	Konoshima Chemical Co. Ltd.	800	6,860
#	Kosaido Holdings Co. Ltd.	9,500	28,794
		Shares	Value»
JAPAN — (Continued)
	Kose Corp.	800	$30,701
	Koshidaka Holdings Co. Ltd.	5,700	51,500
	Kotobuki Spirits Co. Ltd.	10,400	138,774
#	Kotobukiya Co. Ltd.	600	6,760
	Kozo Keikaku Engineering Holdings, Inc.	1,000	16,403
	KPP Group Holdings Co. Ltd.	3,900	20,043
	Krosaki Harima Corp.	3,200	73,286
	KRS Corp.	2,000	44,974
	K's Holdings Corp.	15,400	154,051
	KU Holdings Co. Ltd.	2,400	18,508
	Kumagai Gumi Co. Ltd.	4,300	127,921
	Kumiai Chemical Industry Co. Ltd.	10,467	56,416
	Kura Sushi, Inc.	2,800	76,909
	Kurabo Industries Ltd.	1,800	95,532
	Kureha Corp.	6,000	136,831
	Kurimoto Ltd.	2,000	104,036
	Kuriyama Holdings Corp.	1,000	10,153
	Kusuri No. Aoki Holdings Co. Ltd.	4,500	119,781
	KYB Corp.	4,000	85,977
	Kyodo Printing Co. Ltd.	3,600	33,067
	Kyoei Steel Ltd.	2,900	41,673
	Kyokuto Boeki Kaisha Ltd.	1,600	16,192
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	65,845
	Kyokuto Securities Co. Ltd.	2,600	25,254
	Kyokuyo Co. Ltd.	1,500	46,427
	Kyorin Pharmaceutical Co. Ltd.	4,500	45,219
#	Kyoritsu Maintenance Co. Ltd.	7,800	187,794
	Kyosan Electric Manufacturing Co. Ltd.	5,000	16,673
	Kyowa Electronic Instruments Co. Ltd.	5,600	20,036
	Kyowa Leather Cloth Co. Ltd.	900	4,816
	Kyudenko Corp.	3,100	132,448
	Kyushu Financial Group, Inc.	34,223	174,771
	LA Holdings Co. Ltd.	500	20,303

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lacto Japan Co. Ltd.	900	$23,817
#	LEC, Inc.	3,100	23,136
	Leopalace21 Corp.	25,200	118,746
	Life Corp.	4,600	73,519
	Lifedrink Co., Inc.	3,600	53,770
	LIFULL Co. Ltd.	8,200	10,825
#	LIKE, Inc.	1,600	15,181
	Linical Co. Ltd.	1,600	3,489
	Link & Motivation, Inc.	3,900	12,899
	Lintec Corp.	4,700	94,238
#	LITALICO, Inc.	2,500	23,427
	Loadstar Capital KK	1,600	30,642
	Look Holdings, Inc.	700	11,238
#	M&A Capital Partners Co. Ltd.	1,400	27,285
	Mabuchi Motor Co. Ltd.	12,400	179,284
#	Macbee Planet, Inc.	800	13,910
	Macnica Holdings, Inc.	16,100	210,271
	Maeda Kosen Co. Ltd.	5,600	70,639
#	Maezawa Kasei Industries Co. Ltd.	2,100	27,567
	Maezawa Kyuso Industries Co. Ltd.	2,400	20,130
	Makino Milling Machine Co. Ltd.	2,800	214,139
#	Management Solutions Co. Ltd.	1,100	12,202
	Mandom Corp.	5,600	53,393
#	Mani, Inc.	10,000	84,210
	MarkLines Co. Ltd.	1,500	19,629
#	Mars Group Holdings Corp.	1,800	35,388
	Marubun Corp.	1,900	13,844
	Marudai Food Co. Ltd.	2,600	32,749
	Maruha Nichiro Corp.	5,853	121,549
	Maruichi Steel Tube Ltd.	7,200	174,063
#	MARUKA FURUSATO Corp.	2,300	36,189
#	Marusan Securities Co. Ltd.	6,200	37,740
	Maruzen CHI Holdings Co. Ltd.	400	853
	Maruzen Showa Unyu Co. Ltd.	1,600	76,260
#	Marvelous, Inc.	3,300	11,846
	Matching Service Japan Co. Ltd.	600	3,820
	Matsuda Sangyo Co. Ltd.	2,125	50,606
		Shares	Value»
JAPAN — (Continued)
#	Matsui Construction Co. Ltd.	3,400	$28,585
#	Matsui Securities Co. Ltd.	16,500	80,650
	Matsuoka Corp.	700	8,451
#	Matsuya Co. Ltd.	2,500	18,485
	Matsuyafoods Holdings Co. Ltd.	800	33,299
	Max Co. Ltd.	2,700	90,456
	Maxell Ltd.	5,200	69,105
	Maxvalu Tokai Co. Ltd.	1,200	25,210
	MCJ Co. Ltd.	8,900	82,741
	MEC Co. Ltd.	2,100	38,872
	Media Do Co. Ltd.	900	10,433
	Medical System Network Co. Ltd.	2,400	7,794
	Medikit Co. Ltd.	800	13,568
#*	Medley, Inc.	3,500	71,601
	MedPeer, Inc.	1,500	6,911
	Megmilk Snow Brand Co. Ltd.	7,400	139,847
	Meidensha Corp.	4,600	173,243
	Meiji Electric Industries Co. Ltd.	1,400	18,017
	Meiji Shipping Group Co. Ltd.	1,700	7,908
	Meiko Electronics Co. Ltd.	3,400	166,612
	Meisei Industrial Co. Ltd.	5,000	51,786
	MEITEC Group Holdings, Inc.	9,100	190,350
	Meito Sangyo Co. Ltd.	1,200	16,853
	Meiwa Corp.	4,100	20,613
	Meiwa Estate Co. Ltd.	1,600	11,026
	Menicon Co. Ltd.	7,200	55,691
*	Mercari, Inc.	14,900	227,327
	Mercuria Holdings Co. Ltd.	2,600	13,799
	METAWATER Co. Ltd.	3,600	65,443
	Micronics Japan Co. Ltd.	3,600	131,159
#	Midac Holdings Co. Ltd.	2,400	34,336
	Mie Kotsu Group Holdings, Inc.	5,900	19,700
	Mikuni Corp.	2,700	5,382
	Milbon Co. Ltd.	3,000	50,592
	MIMAKI ENGINEERING Co. Ltd.	1,900	27,400
#	Mirai Industry Co. Ltd.	700	17,596

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miraial Co. Ltd.	1,100	$7,946
	Mirait One Corp.	11,100	198,610
#	Mirarth Holdings, Inc.	14,600	37,353
	Miroku Jyoho Service Co. Ltd.	2,800	34,934
	Mitani Corp.	4,800	70,320
#	Mitani Sangyo Co. Ltd.	3,900	10,204
	Mitani Sekisan Co. Ltd.	1,200	68,646
#	Mito Securities Co. Ltd.	10,500	36,255
	Mitsuba Corp.	5,000	28,323
	Mitsubishi Kakoki Kaisha Ltd.	3,000	44,194
	Mitsubishi Logisnext Co. Ltd.	4,000	51,456
	Mitsubishi Logistics Corp.	10,500	89,758
	Mitsubishi Materials Corp.	13,900	212,304
#	Mitsubishi Paper Mills Ltd.	6,500	28,729
#	Mitsubishi Pencil Co. Ltd.	4,300	58,952
	Mitsubishi Research Institute, Inc.	1,100	34,441
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	25,306
#	Mitsuboshi Belting Ltd.	2,000	47,641
	Mitsui DM Sugar Co. Ltd.	1,800	36,881
	Mitsui E&S Co. Ltd.	9,400	195,844
#	Mitsui High-Tec, Inc.	10,500	52,754
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	42,204
	Mitsui Mining & Smelting Co. Ltd.	7,000	296,070
	Mitsui-Soko Holdings Co. Ltd.	6,300	163,700
	Mitsuuroko Group Holdings Co. Ltd.	4,400	62,236
	MIXI, Inc.	4,400	100,693
#	Miyaji Engineering Group, Inc.	3,600	46,747
	Miyazaki Bank Ltd.	2,000	52,920
	Miyoshi Oil & Fat Co. Ltd.	1,100	14,086
	Mizuho Leasing Co. Ltd.	15,000	115,216
	Mizuho Medy Co. Ltd.	1,200	11,278
	Mizuno Corp.	6,000	109,297
		Shares	Value»
JAPAN — (Continued)
	Mochida Pharmaceutical Co. Ltd.	2,600	$53,102
	Monogatari Corp.	3,600	93,437
	MORESCO Corp.	1,100	9,439
	Morinaga & Co. Ltd.	9,400	150,051
	Morinaga Milk Industry Co. Ltd.	10,000	217,472
	Moriroku Co. Ltd.	1,900	30,465
	Morita Holdings Corp.	3,900	59,256
	Morito Co. Ltd.	2,600	26,515
	Morozoff Ltd.	1,000	10,144
#	Mory Industries, Inc.	4,500	26,843
	MOS Food Services, Inc.	2,500	63,343
#	MrMax Holdings Ltd.	4,600	26,072
	Mugen Estate Co. Ltd.	1,600	20,729
	m-up Holdings, Inc.	4,700	65,503
#	Murakami Corp.	1,000	43,467
	Musashi Seimitsu Industry Co. Ltd.	5,800	124,870
	Musashino Bank Ltd.	4,100	101,100
	Nabtesco Corp.	10,400	191,323
#	NAC Co. Ltd.	2,200	8,175
	Nachi-Fujikoshi Corp.	2,600	55,613
	Nafco Co. Ltd.	2,100	26,056
	Nagano Keiki Co. Ltd.	2,100	29,030
	Nagase & Co. Ltd.	9,100	179,340
	Nagase Brothers, Inc.	900	11,461
	Nagoya Railroad Co. Ltd.	20,600	224,650
	Nakabayashi Co. Ltd.	3,300	11,319
#	Nakamoto Packs Co. Ltd.	700	9,238
#	Nakamuraya Co. Ltd.	600	12,354
	Nakanishi, Inc.	9,300	119,713
	Nakayama Steel Works Ltd.	3,500	14,809
	Namura Shipbuilding Co. Ltd.	7,996	163,257
	Nankai Electric Railway Co. Ltd.	10,900	175,084
	Nanto Bank Ltd.	3,500	104,970
	Natori Co. Ltd.	1,400	18,659
	NEC Capital Solutions Ltd.	900	22,877
	Neturen Co. Ltd.	3,800	29,988
#	New Art Holdings Co. Ltd.	1,100	10,138

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	New Japan Chemical Co. Ltd.	6,200	$8,658
#	Nextage Co. Ltd.	6,300	78,200
#*	NexTone, Inc.	500	6,077
#	NF Holdings Corp.	600	5,383
	NHK Spring Co. Ltd.	7,589	85,449
	Nice Corp.	1,300	15,854
	Nichia Steel Works Ltd.	4,000	8,474
	Nichias Corp.	6,400	244,867
#	Nichiban Co. Ltd.	1,500	19,999
	Nichicon Corp.	5,900	50,531
	Nichiden Corp.	1,800	34,005
	Nichiha Corp.	3,300	68,727
	Nichimo Co. Ltd.	1,000	15,534
	Nichireki Group Co. Ltd.	3,400	66,589
	Nichirin Co. Ltd.	1,430	33,605
	Nifco, Inc.	6,797	165,847
	Nihon Chouzai Co. Ltd.	1,400	32,522
	Nihon Dempa Kogyo Co. Ltd.	2,700	14,953
	Nihon Dengi Co. Ltd.	1,200	39,607
	Nihon Denkei Co. Ltd.	1,050	14,884
	Nihon Flush Co. Ltd.	3,200	16,947
#	Nihon House Holdings Co. Ltd.	5,600	11,445
#	Nihon Kagaku Sangyo Co. Ltd.	1,900	28,417
	Nihon M&A Center Holdings, Inc.	40,900	204,468
	Nihon Nohyaku Co. Ltd.	6,100	35,844
	Nihon Parkerizing Co. Ltd.	11,000	100,343
	Nihon Plast Co. Ltd.	1,700	4,317
	Nihon Tokushu Toryo Co. Ltd.	1,400	18,948
#	Nihon Trim Co. Ltd.	400	12,048
	Nihon Yamamura Glass Co. Ltd.	800	14,162
	Nikkiso Co. Ltd.	6,200	55,441
	Nikko Co. Ltd.	4,200	21,034
#	Nikkon Holdings Co. Ltd.	13,800	310,827
	Nippn Corp.	7,000	100,941
	Nippon Air Conditioning Services Co. Ltd.	4,600	35,768
	Nippon Aqua Co. Ltd.	1,700	9,118
#	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	28,699
		Shares	Value»
JAPAN — (Continued)
	Nippon Carbide Industries Co., Inc.	1,100	$13,815
	Nippon Carbon Co. Ltd.	1,200	32,801
	Nippon Chemical Industrial Co. Ltd.	1,300	18,254
#*	Nippon Chemi-Con Corp.	2,900	23,932
#*	Nippon Coke & Engineering Co. Ltd.	32,300	20,013
#	Nippon Concept Corp.	700	14,142
	Nippon Concrete Industries Co. Ltd.	8,400	16,844
	Nippon Denko Co. Ltd.	15,100	28,161
	Nippon Densetsu Kogyo Co. Ltd.	4,700	89,240
	Nippon Electric Glass Co. Ltd.	10,000	267,663
	Nippon Gas Co. Ltd.	11,500	209,203
	Nippon Hume Corp.	3,300	57,161
	Nippon Kayaku Co. Ltd.	25,100	234,383
	Nippon Kodoshi Corp.	400	5,007
	Nippon Light Metal Holdings Co. Ltd.	9,580	111,166
	Nippon Paper Industries Co. Ltd.	20,000	147,145
#	Nippon Parking Development Co. Ltd.	23,500	41,226
	Nippon Rietec Co. Ltd.	1,500	19,659
	Nippon Seiki Co. Ltd.	5,800	59,426
	Nippon Seisen Co. Ltd.	1,500	10,838
	Nippon Sharyo Ltd.	1,200	19,083
*	Nippon Sheet Glass Co. Ltd.	12,000	39,739
	Nippon Shinyaku Co. Ltd.	6,500	139,952
	Nippon Shokubai Co. Ltd.	16,800	190,999
	Nippon Signal Co. Ltd.	7,000	51,916
	Nippon Soda Co. Ltd.	5,600	126,959
	Nippon Thompson Co. Ltd.	6,500	25,879
#	Nippon Yakin Kogyo Co. Ltd.	1,660	45,873
	Nipro Corp.	17,500	161,135

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishikawa Rubber Co. Ltd.	3,800	$71,843
	Nishimatsu Construction Co. Ltd.	3,200	106,415
	Nishi-Nippon Financial Holdings, Inc.	15,100	238,515
	Nishi-Nippon Railroad Co. Ltd.	7,200	102,420
	Nishio Holdings Co. Ltd.	2,600	72,569
	Nissan Shatai Co. Ltd.	13,100	90,383
	Nissei ASB Machine Co. Ltd.	1,000	43,148
#	Nissei Plastic Industrial Co. Ltd.	1,400	8,267
	Nissha Co. Ltd.	4,900	43,509
	Nisshin Group Holdings Co. Ltd.	5,400	18,789
	Nisshin Oillio Group Ltd.	3,100	105,404
	Nisshinbo Holdings, Inc.	17,536	111,424
#	Nisso Holdings Co. Ltd.	2,300	10,098
	Nissui Corp.	35,600	207,842
	Nitta Corp.	2,600	71,051
	Nitta Gelatin, Inc.	2,000	12,149
#	Nittetsu Mining Co. Ltd.	1,600	78,596
	Nitto Boseki Co. Ltd.	1,400	61,250
	Nitto Fuji Flour Milling Co. Ltd.	400	19,407
	Nitto Kogyo Corp.	3,700	81,757
	Nitto Kohki Co. Ltd.	1,300	16,585
	Nitto Seiko Co. Ltd.	6,200	25,771
	Nittoc Construction Co. Ltd.	3,500	27,537
	Nittoku Co. Ltd.	1,300	17,601
	Noda Corp.	800	3,559
	Noevir Holdings Co. Ltd.	1,600	48,781
	Nojima Corp.	6,700	153,163
	NOK Corp.	2,235	33,912
	Noritake Co. Ltd.	2,800	79,666
	Noritsu Koki Co. Ltd.	8,700	90,964
	Noritz Corp.	4,000	50,753
	North Pacific Bank Ltd.	32,300	138,981
#	NPC, Inc.	3,700	15,351
	NPR-RIKEN Corp.	3,314	55,753
	NS Tool Co. Ltd.	2,000	10,277
	NS United Kaiun Kaisha Ltd.	1,700	47,178
	NSD Co. Ltd.	8,060	192,780
		Shares	Value»
JAPAN — (Continued)
	NSK Ltd.	47,399	$226,830
	NSW, Inc.	1,200	20,560
	NTN Corp.	51,500	87,867
*	Nxera Pharma Co. Ltd.	8,100	48,804
#	Oat Agrio Co. Ltd.	900	14,344
#	Obara Group, Inc.	1,600	40,957
#	Oenon Holdings, Inc.	5,000	19,476
	Ogaki Kyoritsu Bank Ltd.	4,200	79,102
#	Ohara, Inc.	700	5,447
	Ohashi Technica, Inc.	1,700	24,188
#	Ohba Co. Ltd.	1,400	9,643
	Ohmoto Gumi Co. Ltd.	1,800	15,361
	Ohsho Food Service Corp.	5,400	133,601
	Oiles Corp.	2,973	42,268
	Oita Bank Ltd.	1,600	50,097
	Okabe Co. Ltd.	4,000	23,067
	Okamoto Industries, Inc.	1,200	40,639
	Okamoto Machine Tool Works Ltd.	700	22,736
	Okamura Corp.	7,900	124,523
	Okasan Securities Group, Inc.	19,900	86,093
	Oki Electric Industry Co. Ltd.	11,500	119,663
	Okinawa Cellular Telephone Co.	2,500	84,880
#	Okinawa Electric Power Co., Inc.	5,325	34,004
	Okinawa Financial Group, Inc.	2,860	64,785
	OKUMA Corp.	6,200	168,679
	Okumura Corp.	3,500	103,384
	Okura Industrial Co. Ltd.	1,400	40,442
#	Okuwa Co. Ltd.	3,000	18,533
#	Onoken Co. Ltd.	2,900	27,689
	Onward Holdings Co. Ltd.	12,700	51,681
	Ootoya Holdings Co. Ltd.	700	24,609
	Open Up Group, Inc.	7,200	88,230
	Optex Group Co. Ltd.	3,800	42,853
#*	Optim Corp.	1,200	4,195
	Optimus Group Co. Ltd.	4,600	11,111
	Optorun Co. Ltd.	3,600	38,803
	Organo Corp.	2,700	166,362
	Orient Corp.	4,810	31,819
	Oriental Shiraishi Corp.	13,900	35,566
	Oro Co. Ltd.	700	14,653

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaka Organic Chemical Industry Ltd.	1,800	$34,761
#	Osaka Steel Co. Ltd.	1,500	25,389
#	OSAKA Titanium Technologies Co. Ltd.	2,800	30,612
#	Osaki Electric Co. Ltd.	6,000	41,622
	OSG Corp.	10,600	137,157
	OUG Holdings, Inc.	500	13,158
	Oyo Corp.	2,700	56,028
#	Ozu Corp.	600	6,542
	Pacific Industrial Co. Ltd.	6,100	83,219
#	Pacific Metals Co. Ltd.	2,400	29,446
	Pack Corp.	4,200	31,564
	PAL GROUP Holdings Co. Ltd.	5,400	176,687
	PALTAC Corp.	2,900	82,989
	Paramount Bed Holdings Co. Ltd.	5,200	85,320
	Park24 Co. Ltd.	12,800	161,643
	Parker Corp.	2,400	15,643
	Pasona Group, Inc.	3,900	53,418
	Pegasus Co. Ltd.	2,600	9,880
	Penta-Ocean Construction Co. Ltd.	30,200	195,436
	People Dreams & Technologies Group Co. Ltd.	900	10,749
*	PeptiDream, Inc.	9,901	109,717
#	Pharma Foods International Co. Ltd.	3,100	18,122
	PHC Holdings Corp.	1,000	6,128
#*	PIA Corp.	800	15,787
	Pickles Holdings Co. Ltd.	2,400	15,729
	Pigeon Corp.	15,000	165,822
	PILLAR Corp.	2,000	51,225
	Pilot Corp.	3,800	110,634
	Piolax, Inc.	2,300	26,659
#*	PKSHA Technology, Inc.	1,600	37,247
#	Plus Alpha Consulting Co. Ltd.	3,500	52,645
#	Pole To Win Holdings, Inc.	5,100	12,219
	Port, Inc.	1,800	22,603
	Premium Group Co. Ltd.	4,800	72,240
	Premium Water Holdings, Inc.	400	8,687
		Shares	Value»
JAPAN — (Continued)
	Press Kogyo Co. Ltd.	9,000	$35,592
	Prestige International, Inc.	15,500	67,435
	Prima Meat Packers Ltd.	3,000	47,363
	Procrea Holdings, Inc.	3,104	31,446
#	Pronexus, Inc.	2,300	17,269
	Pro-Ship, Inc.	900	17,462
	PS Construction Co. Ltd.	1,110	13,416
	Punch Industry Co. Ltd.	2,600	6,924
	QB Net Holdings Co. Ltd.	1,400	11,071
	Qol Holdings Co. Ltd.	3,800	50,858
	Quick Co. Ltd.	2,200	34,067
#	Raccoon Holdings, Inc.	2,900	12,855
	Raito Kogyo Co. Ltd.	4,700	97,112
	Raiznext Corp.	4,600	56,982
	Raksul, Inc.	7,500	61,566
	Rakus Co. Ltd.	7,900	121,167
	Rasa Corp.	1,400	14,264
	Rasa Industries Ltd.	800	22,487
	Relo Group, Inc.	9,600	110,239
	Renaissance, Inc.	1,600	12,136
	Rengo Co. Ltd.	25,300	146,739
*	RENOVA, Inc.	6,700	31,387
	Resorttrust, Inc.	23,000	284,912
	Restar Corp.	2,800	50,284
	Retail Partners Co. Ltd.	3,200	30,557
	Rheon Automatic Machinery Co. Ltd.	2,000	18,302
	Ricoh Leasing Co. Ltd.	1,500	54,583
#	Ride On Express Holdings Co. Ltd.	1,200	7,927
	Riken Keiki Co. Ltd.	3,000	63,161
	Riken Technos Corp.	5,600	43,133
	Riken Vitamin Co. Ltd.	2,200	41,983
#	Ringer Hut Co. Ltd.	1,800	27,005
	Rion Co. Ltd.	1,400	23,892
	Riso Kagaku Corp.	2,000	15,430
#	Riso Kyoiku Co. Ltd.	5,580	7,981
#	Rix Corp.	700	15,299
#	Rock Field Co. Ltd.	1,100	11,178
#	Rokko Butter Co. Ltd.	1,700	13,829
	Roland Corp.	2,000	41,803
	Rorze Corp.	7,700	103,538
	Round One Corp.	23,300	239,271

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Royal Holdings Co. Ltd.	2,700	$47,663
	Ryobi Ltd.	3,200	48,356
	RYODEN Corp.	2,300	44,039
	Ryoyo Ryosan Holdings, Inc.	2,892	53,121
	S Foods, Inc.	2,300	40,494
	S&B Foods, Inc.	2,000	39,798
	Sac's Bar Holdings, Inc.	3,250	17,509
	Sagami Rubber Industries Co. Ltd.	1,000	6,098
	Saibu Gas Holdings Co. Ltd.	2,800	34,346
	Saizeriya Co. Ltd.	2,300	80,689
	Sakai Chemical Industry Co. Ltd.	2,200	41,641
	Sakai Heavy Industries Ltd.	1,200	16,591
	Sakai Moving Service Co. Ltd.	3,400	60,175
	Sakata INX Corp.	5,200	73,966
	Sakata Seed Corp.	1,100	24,734
	Sala Corp.	7,300	46,679
#	Samco, Inc.	900	16,876
	San Holdings, Inc.	4,400	46,479
	San ju San Financial Group, Inc.	2,700	60,721
	San-A Co. Ltd.	5,000	99,624
	San-Ai Obbli Co. Ltd.	6,600	88,967
	Sangetsu Corp.	5,000	99,510
	San-In Godo Bank Ltd.	16,200	136,414
*	Sanken Electric Co. Ltd.	2,400	136,140
	Sanki Engineering Co. Ltd.	5,000	147,113
	Sanko Gosei Ltd.	2,900	15,542
	Sankyo Frontier Co. Ltd.	1,200	16,107
	Sankyo Seiko Co. Ltd.	4,000	16,357
	Sankyo Tateyama, Inc.	2,800	11,296
	Sankyu, Inc.	4,400	259,017
	Sanoh Industrial Co. Ltd.	5,400	24,949
	Sansei Technologies, Inc.	1,200	14,032
	Sansha Electric Manufacturing Co. Ltd.	800	4,526
	Sanshin Electronics Co. Ltd.	2,000	32,818
#	Santec Holdings Corp.	600	23,475
		Shares	Value»
JAPAN — (Continued)
	Sanyo Chemical Industries Ltd.	1,600	$41,931
	Sanyo Denki Co. Ltd.	1,000	62,006
	Sanyo Electric Railway Co. Ltd.	3,300	43,593
#	Sanyo Shokai Ltd.	2,500	49,380
	Sanyo Trading Co. Ltd.	2,600	25,945
	Sato Corp.	3,000	42,428
#	Sato Shoji Corp.	2,600	28,877
	Satori Electric Co. Ltd.	2,600	29,899
	Sawai Group Holdings Co. Ltd.	13,800	177,143
	SAXA, Inc.	400	12,180
#*	SBI ARUHI Corp.	1,300	7,146
#	SBI Global Asset Management Co. Ltd.	6,200	25,444
	SBI Insurance Group Co. Ltd.	1,200	11,605
	SBS Holdings, Inc.	2,300	48,970
	Scroll Corp.	4,700	33,953
	SEC Carbon Ltd.	1,000	13,908
	Seed Co. Ltd.	1,500	4,778
#	Segue Group Co. Ltd.	1,700	5,622
	Seika Corp.	1,600	54,818
#	Seikagaku Corp.	5,200	22,206
	Seikitokyu Kogyo Co. Ltd.	1,400	13,638
	Seiko Group Corp.	3,300	91,736
	Seino Holdings Co. Ltd.	3,000	45,629
#	Seiren Co. Ltd.	5,100	83,315
	Sekisui Jushi Corp.	3,700	52,979
	Sekisui Kasei Co. Ltd.	3,500	8,077
	SEMITEC Corp.	800	12,512
	Senko Group Holdings Co. Ltd.	12,500	168,240
	Senshu Electric Co. Ltd.	2,000	56,491
	Senshu Ikeda Holdings, Inc.	29,200	124,290
#*	Senshukai Co. Ltd.	3,000	4,815
	SERAKU Co. Ltd.	1,100	11,909
	Seria Co. Ltd.	4,800	88,400
	Seven Bank Ltd.	65,200	117,112
#	SFP Holdings Co. Ltd.	1,400	20,515
	Sharingtechnology, Inc.	2,400	19,235
*	Sharp Corp.	17,400	82,260
	Shibaura Electronics Co. Ltd.	2,400	96,188

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shibaura Machine Co. Ltd.	2,500	$64,345
	Shibaura Mechatronics Corp.	1,200	84,449
	Shibusawa Logistics Corp.	1,200	34,733
	Shibuya Corp.	2,000	48,094
*	SHIFT, Inc.	18,000	188,900
	Shiga Bank Ltd.	4,699	188,713
	Shikibo Ltd.	900	5,929
	Shikoku Bank Ltd.	5,400	44,664
	Shikoku Electric Power Co., Inc.	18,800	156,440
	Shikoku Kasei Holdings Corp.	4,600	63,662
#	Shima Seiki Manufacturing Ltd.	3,200	22,472
	Shimadaya Corp.	900	11,389
#	Shimizu Bank Ltd.	2,400	26,245
	Shimojima Co. Ltd.	1,200	9,975
	Shin Nippon Air Technologies Co. Ltd.	2,400	42,102
#	Shin Nippon Biomedical Laboratories Ltd.	1,400	12,889
	Shinagawa Refractories Co. Ltd.	4,500	51,410
#	Shindengen Electric Manufacturing Co. Ltd.	1,400	24,039
	Shin-Etsu Polymer Co. Ltd.	5,000	59,037
#	Shinko Shoji Co. Ltd.	4,000	26,278
	Shinmaywa Industries Ltd.	7,700	92,935
	Shinnihon Corp.	3,400	39,487
	Shinnihonseiyaku Co. Ltd.	500	7,470
	Shinsho Corp.	3,000	41,953
	Shinwa Co. Ltd. (3447 JP)	1,700	8,774
	Shinwa Co. Ltd. (7607 JP)	1,500	33,895
	Ship Healthcare Holdings, Inc.	9,600	133,960
	Shizuoka Gas Co. Ltd.	5,100	38,332
	SHO-BOND Holdings Co. Ltd.	2,700	86,211
	Shoei Co. Ltd.	6,000	71,844
	Shoei Foods Corp.	600	16,355
	Showa Sangyo Co. Ltd.	2,000	40,167
	Sigma Koki Co. Ltd.	700	6,175
		Shares	Value»
JAPAN — (Continued)
	SIGMAXYZ Holdings, Inc.	6,800	$54,144
	Siix Corp.	3,600	29,344
*	Simplex Holdings, Inc.	2,900	78,726
	Sinanen Holdings Co. Ltd.	1,000	43,487
	Sinfonia Technology Co. Ltd.	3,599	226,034
	Sinko Industries Ltd.	7,200	60,910
	Sintokogio Ltd.	5,338	32,174
	SK Kaken Co. Ltd.	200	12,018
	SK-Electronics Co. Ltd.	1,300	24,309
	SKY Perfect JSAT Holdings, Inc.	20,600	195,087
#	Smaregi, Inc.	600	13,220
#	SMK Corp.	500	7,268
	SMS Co. Ltd.	7,700	77,084
#	Socionext, Inc.	10,855	204,561
	Soda Nikka Co. Ltd.	3,100	22,765
	Sodick Co. Ltd.	5,800	34,224
	Soft99 Corp.	2,300	24,492
	Softcreate Holdings Corp.	1,800	26,689
	Software Service, Inc.	400	36,001
	Soken Chemical & Engineering Co. Ltd.	1,600	17,557
	Solasto Corp.	6,800	19,292
	Soliton Systems KK	1,500	13,642
	Sotetsu Holdings, Inc.	9,700	153,174
	Sotoh Co. Ltd.	600	3,111
#	Space Co. Ltd.	4,280	33,886
	Sparx Group Co. Ltd.	2,360	23,375
	SPK Corp.	1,000	15,804
	S-Pool, Inc.	900	1,914
	Sprix, Inc.	1,600	11,674
	SRA Holdings	1,000	30,514
	SRE Holdings Corp.	1,600	33,433
	SRS Holdings Co. Ltd.	2,500	21,214
	ST Corp.	2,100	22,535
#	St. Care Holding Corp.	2,600	13,313
	St. Marc Holdings Co. Ltd.	1,700	27,032
	Stanley Electric Co. Ltd.	3,700	69,780
	Star Mica Holdings Co. Ltd.	3,600	23,781
	Star Micronics Co. Ltd.	5,000	57,499
	Starts Corp., Inc.	3,800	114,902
	Starzen Co. Ltd.	6,000	46,641

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Stella Chemifa Corp.	1,500	$42,549
	Step Co. Ltd.	1,500	23,075
	Strike Co. Ltd.	2,300	59,685
#	Studio Alice Co. Ltd.	1,100	15,673
	Subaru Enterprise Co. Ltd.	1,000	20,509
#	Sugimoto & Co. Ltd.	3,000	35,599
#	SUMCO Corp.	33,400	261,215
	Sumida Corp.	3,300	22,492
#	Suminoe Co. Ltd.	1,800	13,372
	Sumitomo Bakelite Co. Ltd.	6,300	182,694
	Sumitomo Densetsu Co. Ltd.	2,200	95,605
	Sumitomo Heavy Industries Ltd.	10,000	221,465
	Sumitomo Mitsui Construction Co. Ltd.	12,592	49,648
	Sumitomo Osaka Cement Co. Ltd.	4,000	104,113
	Sumitomo Riko Co. Ltd.	5,000	63,318
	Sumitomo Rubber Industries Ltd.	9,100	104,008
	Sumitomo Seika Chemicals Co. Ltd.	900	26,929
	Sumitomo Warehouse Co. Ltd.	7,300	151,411
	Sun Frontier Fudousan Co. Ltd.	3,700	51,801
#*	Suncall Corp.	1,500	3,809
	Sun-Wa Technos Corp.	1,500	23,960
#*	SUNWELS Co. Ltd.	1,500	7,665
#	Suruga Bank Ltd.	20,500	188,758
#	Suzuden Corp.	1,100	12,413
	Suzuken Co. Ltd.	2,900	109,612
	Suzuki Co. Ltd.	1,400	17,165
	SWCC Corp.	4,300	257,419
	System Research Co. Ltd.	1,200	17,344
#	System Support Holdings, Inc.	1,000	17,771
	Systena Corp.	34,600	91,655
	Syuppin Co. Ltd.	1,800	15,029
	T Hasegawa Co. Ltd.	3,100	63,961
	T RAD Co. Ltd.	1,100	35,913
	Tachibana Eletech Co. Ltd.	2,500	47,327
	Tachikawa Corp.	2,700	30,170
	Tachi-S Co. Ltd.	4,300	50,921
	Tadano Ltd.	13,200	94,972
	Taihei Dengyo Kaisha Ltd.	2,000	85,988
	Taiho Kogyo Co. Ltd.	1,900	7,978
		Shares	Value»
JAPAN — (Continued)
	Taikisha Ltd.	5,200	$93,165
	Taiko Bank Ltd.	1,100	11,938
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	800	13,414
	Taiyo Holdings Co. Ltd.	3,500	151,995
	Taiyo Yuden Co. Ltd.	14,500	270,906
	Takamatsu Construction Group Co. Ltd.	2,100	42,814
#	Takamiya Co. Ltd.	1,700	3,764
	Takaoka Toko Co. Ltd.	1,200	22,944
	Takara & Co. Ltd.	1,500	35,241
	Takara Bio, Inc.	5,600	32,729
	Takara Holdings, Inc.	18,700	157,420
	Takara Standard Co. Ltd.	4,000	68,392
	Takasago International Corp.	2,100	100,678
	Takasago Thermal Engineering Co. Ltd.	2,800	135,857
	Takashimaya Co. Ltd.	26,300	203,252
	Takasho Co. Ltd.	1,700	4,816
	Takatori Corp.	400	4,057
	Take & Give Needs Co. Ltd.	1,300	7,742
#	TAKEBISHI Corp.	1,400	17,590
	Takeuchi Manufacturing Co. Ltd.	3,400	121,537
#	Taki Chemical Co. Ltd.	500	9,695
#	Tama Home Co. Ltd.	1,900	44,809
	Tamron Co. Ltd.	16,000	96,149
#	Tamura Corp.	11,000	35,139
#*	Tanaka Chemical Corp.	1,600	4,285
#	Tanseisha Co. Ltd.	5,900	51,333
	Taoka Chemical Co. Ltd.	1,000	9,157
#	Tayca Corp.	1,900	15,587
#	Tazmo Co. Ltd.	1,200	17,714
	Tbk Co. Ltd.	2,800	5,857
	TDC Soft, Inc.	5,200	45,185
	TechMatrix Corp.	5,200	73,978
	Techno Medica Co. Ltd.	700	8,683
	Techno Ryowa Ltd.	1,500	40,763
	Techno Smart Corp.	700	7,823
	TechnoPro Holdings, Inc.	8,900	281,865
	Teijin Ltd.	21,600	183,594

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teikoku Electric Manufacturing Co. Ltd.	2,300	$51,536
#	Teikoku Sen-I Co. Ltd.	2,900	57,483
	Teikoku Tsushin Kogyo Co. Ltd.	800	12,831
	Tekken Corp.	1,800	37,352
	Temairazu, Inc.	400	7,931
#	Tenpos Holdings Co. Ltd.	700	15,707
#	Tera Probe, Inc.	500	11,121
	Terasaki Electric Co. Ltd.	700	17,761
#	TESEC Corp.	700	7,883
#	Tess Holdings Co. Ltd.	6,500	18,829
	Tigers Polymer Corp.	1,400	8,109
	TKC Corp.	2,400	72,091
	Toa Corp. (1885 JP)	9,600	119,928
	Toa Corp. (6809 JP)	2,600	17,981
	TOA ROAD Corp.	3,000	32,105
	Toagosei Co. Ltd.	12,300	120,572
	TOBISHIMA HOLDINGS, Inc.	3,420	44,383
	TOC Co. Ltd.	6,100	29,552
	Tocalo Co. Ltd.	8,200	109,726
	Tochigi Bank Ltd.	12,300	36,138
	Toda Corp.	25,600	163,255
*	Toda Kogyo Corp.	200	1,674
	Toei Co. Ltd.	400	13,816
	Toenec Corp.	7,000	61,706
#	Toho Bank Ltd.	24,400	59,408
#	Toho Co. Ltd. (8142 JP)	900	19,413
	Toho Gas Co. Ltd.	4,300	120,074
#	Toho Holdings Co. Ltd.	2,500	84,369
#	Toho Titanium Co. Ltd.	4,500	40,752
#*	Toho Zinc Co. Ltd.	2,700	12,645
	Tohoku Bank Ltd.	800	6,203
#	Tohokushinsha Film Corp.	5,400	24,378
	Tokai Carbon Co. Ltd.	25,500	174,130
	Tokai Corp.	2,500	34,885
	TOKAI Holdings Corp.	10,700	75,764
	Tokai Rika Co. Ltd.	6,900	110,475
	Tokai Tokyo Financial Holdings, Inc.	25,100	90,485
	Token Corp.	880	81,296
	Tokushu Tokai Paper Co. Ltd.	919	23,925
	Tokuyama Corp.	6,900	147,761
	Tokyo Base Co. Ltd.	2,400	7,664
		Shares	Value»
JAPAN — (Continued)
	Tokyo Electron Device Ltd.	2,400	$41,750
#	Tokyo Energy & Systems, Inc.	4,100	45,146
#	Tokyo Individualized Educational Institute, Inc.	3,700	8,913
	Tokyo Kiraboshi Financial Group, Inc.	3,024	130,382
	Tokyo Rope Manufacturing Co. Ltd.	600	5,364
	Tokyo Sangyo Co. Ltd.	2,700	14,501
	Tokyo Seimitsu Co. Ltd.	3,752	233,411
	Tokyo Steel Manufacturing Co. Ltd.	6,600	68,672
#	Tokyo Tekko Co. Ltd.	1,500	54,640
#	Tokyo Theatres Co., Inc.	600	4,771
	Tokyotokeiba Co. Ltd.	1,800	62,032
	Tokyu Construction Co. Ltd.	10,400	71,449
	Toli Corp.	6,000	22,353
	Tomato Bank Ltd.	900	7,877
#	Tomen Devices Corp.	400	15,543
#	Tomoe Corp.	3,500	35,435
	Tomoe Engineering Co. Ltd.	3,000	31,601
	Tomoku Co. Ltd.	1,500	32,660
	TOMONY Holdings, Inc.	25,600	103,484
	Tomy Co. Ltd.	8,717	184,215
	Topcon Corp.	8,500	185,065
	Topre Corp.	4,300	58,909
	Topy Industries Ltd.	1,600	27,669
#	Torex Semiconductor Ltd.	1,100	11,184
	Toridoll Holdings Corp.	4,600	135,316
	Torigoe Co. Ltd.	2,500	15,115
	Torishima Pump Manufacturing Co. Ltd.	2,000	28,685
	Tosei Corp.	4,200	80,986
	Toshiba TEC Corp.	3,200	63,973
	Tosho Co. Ltd.	2,800	12,613
	Totech Corp.	3,600	67,654
	Totetsu Kogyo Co. Ltd.	3,100	85,787
#	Tottori Bank Ltd.	600	5,214

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toukei Computer Co. Ltd.	1,000	$26,339
	Tow Co. Ltd.	4,500	9,449
	Towa Bank Ltd.	7,700	39,099
#	Towa Corp.	7,200	89,412
	Towa Pharmaceutical Co. Ltd.	3,000	65,085
	Toyo Construction Co. Ltd.	7,000	76,503
#	Toyo Corp.	3,000	30,326
	Toyo Denki Seizo KK	1,000	12,864
#	Toyo Engineering Corp.	3,400	30,588
#	Toyo Gosei Co. Ltd.	600	20,190
#	Toyo Innovex Co. Ltd.	2,600	11,072
	Toyo Kanetsu KK	1,200	32,412
#	Toyo Securities Co. Ltd.	12,000	40,354
	Toyo Tanso Co. Ltd.	1,900	60,992
	Toyo Tire Corp.	6,568	139,117
	Toyobo Co. Ltd.	20,000	129,507
	Toyoda Gosei Co. Ltd.	8,500	179,384
	Toyota Boshoku Corp.	7,381	104,888
	TPR Co. Ltd.	3,300	46,151
#	Transaction Co. Ltd.	2,400	41,629
	Transcosmos, Inc.	3,300	78,601
	TRE Holdings Corp.	6,356	56,994
#	Treasure Factory Co. Ltd.	1,400	16,096
	Trenders, Inc.	1,600	9,443
#	Tri Chemical Laboratories, Inc.	3,600	81,776
	Trusco Nakayama Corp.	5,200	75,734
	TS Tech Co. Ltd.	11,800	141,685
	TSI Holdings Co. Ltd.	8,125	56,831
#	Tsubaki Nakashima Co. Ltd.	9,000	20,844
	Tsubakimoto Chain Co.	10,500	147,376
#	Tsubakimoto Kogyo Co. Ltd.	1,200	21,286
	Tsuburaya Fields Holdings, Inc.	4,100	62,407
	Tsugami Corp.	5,000	68,861
	Tsukada Global Holdings, Inc.	1,900	7,572
	Tsukishima Holdings Co. Ltd.	4,000	60,808
	Tsukuba Bank Ltd.	5,500	9,344
	Tsumura & Co.	7,800	192,409
		Shares	Value»
JAPAN — (Continued)
	Tsurumi Manufacturing Co. Ltd.	2,000	$51,925
	Tsutsumi Jewelry Co. Ltd.	800	11,867
	TV Asahi Holdings Corp.	3,400	63,885
	Tv Tokyo Holdings Corp.	1,500	36,357
	UACJ Corp.	4,203	165,412
	UBE Corp.	12,100	185,225
	Ubicom Holdings, Inc.	800	5,427
	Uchida Yoko Co. Ltd.	1,200	82,121
	ULS Group, Inc.	300	14,418
#	Ultrafabrics Holdings Co. Ltd.	600	2,770
	Ulvac, Inc.	4,500	165,294
	U-Next Holdings Co. Ltd.	6,600	88,757
	Unipres Corp.	5,500	38,961
	United Arrows Ltd.	2,700	39,183
	United Super Markets Holdings, Inc.	7,321	45,641
#	UNITED, Inc.	2,400	9,113
*	Universal Entertainment Corp.	3,800	25,382
	User Local, Inc.	600	7,576
	Ushio, Inc.	11,800	144,738
	UT Group Co. Ltd.	4,300	72,593
	V Technology Co. Ltd.	1,500	29,419
	Valor Holdings Co. Ltd.	4,800	84,772
	Valqua Ltd.	2,100	49,080
#	Value HR Co. Ltd.	1,400	15,539
	ValueCommerce Co. Ltd.	2,300	12,282
	Vector, Inc.	3,300	24,172
	Vertex Corp.	1,800	33,398
	Vision, Inc.	5,000	36,720
*	Visional, Inc.	1,600	125,065
	Vital KSK Holdings, Inc.	5,900	49,638
	VT Holdings Co. Ltd.	7,400	22,826
	Wacoal Holdings Corp.	4,400	159,020
	Wacom Co. Ltd.	5,600	24,112
	Wakachiku Construction Co. Ltd.	1,700	57,000
	Wakita & Co. Ltd.	3,700	43,138
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	44,716
#	Watahan & Co. Ltd.	2,000	20,868
	WATAMI Co. Ltd.	1,100	7,390

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	WDB Holdings Co. Ltd.	1,100	$12,479
	WDI Corp.	600	11,939
	Weathernews, Inc.	1,400	41,168
	Wellneo Sugar Co. Ltd.	2,100	31,988
	Wellnet Corp.	2,300	11,038
	West Holdings Corp.	3,408	33,964
	Will Group, Inc.	1,500	9,559
*	WingArc1st, Inc.	2,600	62,187
	Wood One Co. Ltd.	600	3,322
	World Co. Ltd.	2,800	51,434
	World Holdings Co. Ltd.	1,000	15,789
	Wowow, Inc.	800	7,679
*	W-Scope Corp.	7,000	11,060
	Xebio Holdings Co. Ltd.	4,700	34,744
	Yahagi Construction Co. Ltd.	4,200	55,192
	YAKUODO Holdings Co. Ltd.	3,000	45,789
	YAMABIKO Corp.	3,960	57,524
	YAMADA Consulting Group Co. Ltd.	1,900	20,976
	Yamada Holdings Co. Ltd.	9,100	27,734
	Yamae Group Holdings Co. Ltd.	1,700	29,202
	Yamagata Bank Ltd.	3,600	36,283
	Yamaguchi Financial Group, Inc.	8,236	93,221
	Yamaichi Electronics Co. Ltd.	3,100	59,053
	Yamami Co.	500	15,297
	Yamanashi Chuo Bank Ltd.	4,600	85,266
#	Yamatane Corp.	2,000	34,090
#	Yamato Corp.	1,400	16,772
	Yamaura Corp.	1,300	11,478
	Yamaya Corp.	1,000	17,436
	Yamazen Corp.	6,600	58,500
	Yaoko Co. Ltd.	600	38,830
	Yashima Denki Co. Ltd.	2,600	30,502
#	Yasuda Logistics Corp.	2,000	26,201
	Yellow Hat Ltd.	9,000	95,271
	Yodogawa Steel Works Ltd.	12,000	92,369
	Yokogawa Bridge Holdings Corp.	4,000	70,903
	Yokorei Co. Ltd.	6,700	46,658
	Yokowo Co. Ltd.	2,300	23,862
	Yomeishu Seizo Co. Ltd.	1,000	21,247
	Yondenko Corp.	2,520	22,149
		Shares	Value»
JAPAN — (Continued)
#	Yondoshi Holdings, Inc.	2,300	$26,435
	Yonex Co. Ltd.	7,400	145,302
	Yorozu Corp.	2,000	12,535
#*	Yoshimura Food Holdings KK	1,500	8,465
#	Yoshinoya Holdings Co. Ltd.	8,200	177,723
	Yossix Holdings Co. Ltd.	1,200	20,704
	Yotai Refractories Co. Ltd.	200	2,270
	Yuasa Trading Co. Ltd.	2,000	62,138
	Yukiguni Factory Co. Ltd.	2,100	15,679
	Yurtec Corp.	6,100	99,857
	Yushin Co.	1,200	5,001
	Yushiro, Inc.	1,000	14,334
	Zacros Corp.	1,400	36,483
	Zenitaka Corp.	400	12,190
	Zenkoku Hosho Co. Ltd.	6,376	136,033
	Zenrin Co. Ltd.	3,800	27,775
	Zeon Corp.	17,500	185,736
	ZERIA Pharmaceutical Co. Ltd.	3,400	46,913
	ZIGExN Co. Ltd.	10,600	35,546
	Zojirushi Corp.	2,400	28,632
#	Zuiko Corp.	2,800	18,660
TOTAL JAPAN			78,541,567
NETHERLANDS — (2.3%)
	Aalberts NV	11,759	375,844
	Acomo NV	2,505	63,547
	Aegon Ltd. (AEG US)	42,063	298,647
	Aegon Ltd. (AGN NA)	23,260	166,228
	Akzo Nobel NV	7,843	492,551
#*Ω	Alfen NV	727	8,971
	Allfunds Group PLC	14,263	98,760
	AMG Critical Materials NV	3,379	95,142
	Aperam SA	6,050	177,955
	Arcadis NV	9,292	463,742
Ω	B&S Group SARL	5,301	35,554
*Ω	Basic-Fit NV	4,834	136,466
	BE Semiconductor Industries NV	4,052	547,473
#	Brunel International NV	2,645	27,480
	Corbion NV	7,289	138,329
Ω	CTP NV	10,211	216,561
	Flow Traders Ltd.	5,117	153,264
	ForFarmers NV	4,983	21,421

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Fugro NV	22,307	$319,769
	IMCD NV	5,378	589,486
*	InPost SA	18,387	264,087
Ω	Just Eat Takeaway.com NV (JET LN)	8,711	199,217
*Ω	Just Eat Takeaway.com NV (TKWY NA)	8,756	200,008
#	Kendrion NV	2,485	30,449
	Koninklijke BAM Groep NV	57,099	498,488
	Koninklijke Heijmans NV	3,780	240,925
	Koninklijke Vopak NV	10,402	496,914
	Nedap NV	608	60,874
	OCI NV	10,813	90,066
#*	Pharming Group NV	46,831	51,469
#	PostNL NV	59,318	64,681
	Randstad NV	10,585	503,099
	SBM Offshore NV	22,994	599,666
*	SIF Holding NV	631	6,108
Ω	Signify NV	14,744	352,714
	Sligro Food Group NV	3,086	39,007
	TKH Group NV	5,041	207,353
*	TomTom NV	3,556	21,407
	Van Lanschot Kempen NV	6,538	425,855
TOTAL NETHERLANDS			8,779,577
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	52,846
#	Briscoe Group Ltd.	4,326	15,516
#	Channel Infrastructure NZ Ltd.	54,249	67,398
	Contact Energy Ltd.	2,814	15,082
#	Delegat Group Ltd.	3,242	7,459
*	Fletcher Building Ltd. (FBU NZ)	22,463	40,072
	Freightways Group Ltd.	12,736	83,556
	Genesis Energy Ltd.	49,757	69,748
*	Gentrack Group Ltd.	9,860	61,818
	Hallenstein Glasson Holdings Ltd.	5,327	27,280
	Heartland Group Holdings Ltd.	87,409	41,639
	Investore Property Ltd.	33,140	22,819
*	KMD Brands Ltd.	57,266	8,564
#	NZME Ltd. (NZM AU)	14,069	9,566
	NZX Ltd.	26,482	23,856
		Shares	Value»
NEW ZEALAND — (Continued)
*	Oceania Healthcare Ltd.	61,685	$25,008
*	Pacific Edge Ltd.	48,944	2,880
	PGG Wrightson Ltd.	1,057	1,422
#*	Rakon Ltd.	8,385	3,962
	Restaurant Brands New Zealand Ltd.	2,935	5,009
*	Ryman Healthcare Ltd.	38,928	57,221
	Sanford Ltd.	8,585	28,871
	Scales Corp. Ltd.	14,563	40,487
*	Serko Ltd.	3,777	6,352
	Skellerup Holdings Ltd.	13,671	38,358
	SKY Network Television Ltd.	12,046	21,929
*	SKYCITY Entertainment Group Ltd.	63,893	38,376
	Steel & Tube Holdings Ltd.	31,557	13,617
	Summerset Group Holdings Ltd.	16,594	111,731
	Tourism Holdings Ltd.	14,242	17,667
	TOWER Ltd.	45,071	46,149
	Turners Automotive Group Ltd.	5,081	20,469
*	Vista Group International Ltd.	35,213	72,856
#*	Warehouse Group Ltd.	13,502	6,527
TOTAL NEW ZEALAND			1,106,110
NORWAY — (0.8%)
	2020 Bulkers Ltd.	1,664	20,550
	ABG Sundal Collier Holding ASA	48,103	32,578
	AF Gruppen ASA	2,925	44,525
*	Akastor ASA	20,811	24,455
	Aker BioMarine ASA	2,247	17,280
	Aker Solutions ASA	13,556	40,095
*	ArcticZymes Technologies ASA	4,800	8,935
	Atea ASA	9,153	126,150
*	Axactor ASA	25,001	21,693
	B2 Impact ASA	23,892	36,707
#*	BEWi ASA	6,546	14,082
	Bluenord ASA	2,137	102,030
	Bonheur ASA	2,161	49,978
	Borregaard ASA	1,459	28,145
	Bouvet ASA	10,437	75,938
*	BW Energy Ltd.	4,501	15,443
	BW Offshore Ltd.	10,768	36,262
*	Cloudberry Clean Energy ASA	22,324	29,595
	DNO ASA	55,702	76,067

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Elkem ASA	32,694	$75,963
Ω	Elmera Group ASA	17,422	57,334
	Elopak ASA	20,567	99,719
Ω	Europris ASA	16,921	158,503
#*	FLEX LNG Ltd. (FLNG US)	3,156	79,121
	Golden Ocean Group Ltd.	5,703	47,062
#*	Grieg Seafood ASA	5,477	36,451
#*	Hexagon Composites ASA	17,331	28,636
*	Hexagon Purus ASA	5,948	1,078
Ω	Kid ASA	5,116	72,250
	Kitron ASA	23,107	140,541
Ω	Klaveness Combination Carriers ASA	3,243	21,960
#*	Kongsberg Automotive ASA	96,264	13,823
*	LINK Mobility Group Holding ASA	33,260	106,117
	Medistim ASA	1,791	37,622
	Morrow Bank ASA	13,215	15,542
	MPC Container Ships ASA	44,680	82,157
Ω	Multiconsult ASA	2,262	46,728
*	Napatech AS	2,111	5,094
	Norbit ASA	4,217	83,802
*	Nordic Mining ASA	10,260	23,217
*Ω	Norske Skog ASA	7,831	17,680
*	Northern Ocean Ltd.	15,527	9,153
*	Norwegian Air Shuttle ASA	69,005	112,869
*	NRC Group ASA	4,746	3,460
	Odfjell Drilling Ltd.	14,732	104,678
	Odfjell SE, Class A	2,813	34,505
	Odfjell Technology Ltd.	1,620	7,801
*	OKEA ASA	3,071	5,179
Ω	Okeanis Eco Tankers Corp.	2,062	49,465
*	Otello Corp. ASA	4,092	5,386
	Panoro Energy ASA	13,679	31,891
	Paratus Energy Services Ltd.	3,222	12,230
	Pareto Bank ASA	5,469	49,229
	Pexip Holding ASA	6,590	40,893
*	PhotoCure ASA	3,580	22,475
	Rana Gruber ASA	3,575	24,818
	Rogaland Sparebank	1,135	15,621
*	SATS ASA	13,284	50,459
*Ω	Scatec ASA	13,436	133,309
	Sea1 offshore, Inc.	8,468	22,172
	Selvaag Bolig ASA	5,226	18,652
#*Ω	Shelf Drilling Ltd.	13,484	11,773
*	SmartCraft ASA	8,158	20,735
††	Solstad Maritime Holding AS	10,185	24,628
		Shares	Value»
NORWAY — (Continued)
*	Solstad Offshore ASA	4,068	$19,758
	Sparebanken More	3,895	39,895
	Stolt-Nielsen Ltd.	3,225	94,371
	TGS ASA	12,472	91,630
	Wilh Wilhelmsen Holding ASA, Class A	448	20,673
*	Zaptec ASA	6,598	15,371
TOTAL NORWAY			3,143,987
PORTUGAL — (0.6%)
#	Altri SGPS SA	13,025	70,886
	Banco Comercial Portugues SA, Class R	1,557,944	1,279,297
	Corticeira Amorim SGPS SA	5,127	45,570
	CTT-Correios de Portugal SA	11,368	95,804
	EDP Renovaveis SA	6,840	80,306
	Ibersol SGPS SA	3,299	35,238
#	Mota-Engil SGPS SA	12,914	65,987
#	Navigator Co. SA	31,787	112,266
	NOS SGPS SA	33,682	138,843
	REN - Redes Energeticas Nacionais SGPS SA	53,792	182,543
	Semapa-Sociedade de Investimento e Gestao	1,712	33,512
	Sonae SGPS SA	109,133	157,470
TOTAL PORTUGAL			2,297,722
SINGAPORE — (0.9%)
*	AEM Holdings Ltd.	29,282	36,076
	Aztech Global Ltd.	18,500	9,450
	Boustead Singapore Ltd.	42,092	50,195
	Bukit Sembawang Estates Ltd.	15,900	52,356
	Capitaland India Trust	99,814	91,333
	China Aviation Oil Singapore Corp. Ltd.	27,800	23,945
	China Sunsine Chemical Holdings Ltd.	43,800	23,559
	Chuan Hup Holdings Ltd.	87,000	11,047
	City Developments Ltd.	17,700	83,795

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	ComfortDelGro Corp. Ltd.	201,300	$236,654
*	COSCO Shipping International Singapore Co. Ltd.	175,500	16,718
*	Creative Technology Ltd.	2,650	1,622
	CSE Global Ltd.	44,054	21,987
*	Del Monte Pacific Ltd.	39,100	2,672
	Delfi Ltd.	32,000	20,642
	DFI Retail Group Holdings Ltd.	14,100	48,609
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	227,326	0
	Far East Orchard Ltd.	11,554	10,236
	First Resources Ltd.	60,300	70,353
	Food Empire Holdings Ltd.	26,500	47,893
	Fraser & Neave Ltd.	24,800	27,257
	Frasers Property Ltd.	14,100	10,187
	Frencken Group Ltd.	23,200	29,437
*	Fu Yu Corp. Ltd.	62,300	5,150
	Geo Energy Resources Ltd.	62,900	16,398
	Golden Agri-Resources Ltd.	641,300	125,537
	GuocoLand Ltd.	41,300	53,679
	Haw Par Corp. Ltd.	12,400	132,259
	Ho Bee Land Ltd.	24,900	38,888
	Hong Fok Corp. Ltd.	54,120	33,681
	Hong Leong Asia Ltd.	16,000	20,163
	Hong Leong Finance Ltd.	28,500	59,472
	Hotel Grand Central Ltd.	44,475	24,965
	Hour Glass Ltd.	15,200	23,521
	Hutchison Port Holdings Trust	544,100	108,460
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	79,318
	Indofood Agri Resources Ltd.	28,000	7,338
	Keppel Infrastructure Trust	359,185	121,454
	Mandarin Oriental International Ltd.	29,400	58,099
	Metro Holdings Ltd.	51,300	17,191
	Micro-Mechanics Holdings Ltd.	5,200	7,350
*††	Midas Holdings Ltd.	114,000	0
	Nanofilm Technologies International Ltd.	23,000	12,938
		Shares	Value»
SINGAPORE — (Continued)
	Netlink NBN Trust	252,800	$174,160
*	Oceanus Group Ltd.	837,300	3,818
	Olam Group Ltd.	34,700	27,749
	OUE Ltd.	32,900	28,335
*	Oxley Holdings Ltd.	85,599	7,427
	Propnex Ltd.	24,200	25,676
	Q&M Dental Group Singapore Ltd.	29,700	9,025
	QAF Ltd.	16,600	11,301
	Raffles Medical Group Ltd.	85,287	64,835
	Riverstone Holdings Ltd.	50,900	27,607
	SATS Ltd.	6,000	14,640
	SBS Transit Ltd.	8,500	20,526
	Seatrium Ltd.	138,200	240,186
	Sheng Siong Group Ltd.	66,800	107,834
	SIA Engineering Co. Ltd.	22,600	53,403
	Singapore Land Group Ltd.	16,800	34,464
	Singapore Post Ltd.	134,500	50,533
	Stamford Land Corp. Ltd.	40,485	13,568
	StarHub Ltd.	68,000	64,418
	Straits Trading Co. Ltd.	17,719	21,957
*††	Swiber Holdings Ltd.	17,249	0
*	Thomson Medical Group Ltd.	346,900	13,893
	Tuan Sing Holdings Ltd.	53,212	11,615
	UMS Integration Ltd.	44,262	51,541
	UOB-Kay Hian Holdings Ltd.	50,000	90,257
	UOL Group Ltd.	14,900	78,764
	Valuetronics Holdings Ltd.	29,800	17,758
	Venture Corp. Ltd.	22,700	225,167
	Vicom Ltd.	8,800	10,837
	Wing Tai Holdings Ltd.	50,670	53,055
	Yeo Hiap Seng Ltd.	2,538	1,193
TOTAL SINGAPORE			3,427,426
SPAIN — (2.4%)
	Acciona SA	1,987	381,096
	Acerinox SA	18,875	217,808
Ω	Aedas Homes SA	1,812	43,604
	Almirall SA	11,997	144,410
#*	Amper SA	288,666	46,949
	Atresmedia Corp. de Medios de Comunicacion SA	14,163	80,037
	Audax Renovables SA	22,690	37,432

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Azkoyen SA	2,184	$21,691
	Bankinter SA	54,381	776,246
#	CIE Automotive SA	9,684	290,751
	Construcciones y Auxiliar de Ferrocarriles SA	2,025	122,626
	Corp. ACCIONA Energias Renovables SA	2,173	58,503
*	Distribuidora Internacional de Alimentacion SA	2,246	73,564
	Ebro Foods SA	7,810	152,471
*	eDreams ODIGEO SA	6,147	58,180
	Elecnor SA	6,341	172,425
	Enagas SA	26,312	394,088
#	Ence Energia y Celulosa SA	13,122	41,293
	Ercros SA	14,096	50,068
	Faes Farma SA	40,443	200,335
	Fluidra SA	9,216	229,853
Ω	Gestamp Automocion SA	23,515	88,393
Ω	Global Dominion Access SA	6,257	24,048
*	Grenergy Renovables SA	2,130	157,856
*	Grifols SA	22,700	338,233
	Grupo Catalana Occidente SA	5,499	306,655
	Grupo Empresarial San Jose SA	2,273	15,873
	Iberpapel Gestion SA (IBG SM)	982	22,283
#	Indra Sistemas SA	15,608	646,546
	Laboratorio Reig Jofre SA	1,789	6,049
#	Laboratorios Farmaceuticos Rovi SA	3,229	199,316
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	78,314
	Logista Integral SA	7,624	241,304
	Mapfre SA	98,862	402,623
	Melia Hotels International SA	13,608	120,828
	Miquel y Costas & Miquel SA	3,439	55,721
Ω	Neinor Homes SA	4,984	96,873
*	Nueva Expresion Textil SA	22,292	11,874
*	Obrascon Huarte Lain SA	34,077	12,799
	Pharma Mar SA	2,005	182,760
		Shares	Value»
SPAIN — (Continued)
	Prim SA	846	$11,770
*	Promotora de Informaciones SA, Class A	21,413	8,528
Ω	Prosegur Cash SA	59,234	50,730
	Realia Business SA	40,885	43,811
	Redeia Corp. SA	21,948	425,483
	Sacyr SA	57,897	237,074
*	Solaria Energia y Medio Ambiente SA	6,205	79,784
#*††	Soltec Power Holdings SA	2,859	979
#*Ω	Talgo SA	10,483	36,259
*	Tecnicas Reunidas SA	8,254	203,270
	Tubacex SA	17,770	74,017
Ω	Unicaja Banco SA	190,239	499,832
	Vidrala SA	3,096	333,274
	Viscofan SA	5,355	366,430
*	Vocento SA	10,365	7,371
TOTAL SPAIN			8,980,390
SWEDEN — (2.8%)
Ω	AcadeMedia AB	11,393	104,323
	AddLife AB, Class B	14,907	262,514
	Addnode Group AB	14,839	169,778
	AFRY AB	13,027	201,639
Ω	Alimak Group AB	9,300	159,394
	Alleima AB	20,812	147,078
	Alligo AB, Class B	3,336	35,823
Ω	Ambea AB	15,686	197,338
*	Annehem Fastigheter AB, Class B	4,374	7,496
	AQ Group AB	8,425	171,705
	Arise AB	2,664	9,350
#	Arjo AB, Class B	28,363	98,839
Ω	Attendo AB	23,905	167,034
*	Balco Group AB	780	1,930
	Beijer Alma AB	5,922	159,327
	Bergman & Beving AB	5,203	167,290
	Betsson AB, Class B	13,522	228,959
#*	Better Collective AS	5,192	73,159
*	BHG Group AB	34,784	82,626
	Bilia AB, Class A	9,569	112,429
	Billerud Aktiebolag	8,370	71,067
	BioGaia AB, Class B	6,605	66,088
*	BioInvent International AB	7,181	28,638
*	Bonava AB, Class B	29,853	34,975
*Ω	Boozt AB	5,306	47,238
Ω	Bravida Holding AB	4,549	42,688
	BTS Group AB, Class B	760	16,063
	Bufab AB	16,645	165,071
	Bulten AB	1,365	8,211
	Bure Equity AB	3,040	89,745

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Byggmax Group AB	8,034	$47,718
	Catella AB	6,126	18,557
*	Cavotec Group AB	3,590	6,454
	Cellavision AB	2,847	50,937
	Cibus Nordic Real Estate AB publ	6,346	112,438
*	Cint Group AB	33,048	24,087
	Clas Ohlson AB, Class B	7,761	270,040
	Cloetta AB, Class B	35,878	115,385
	Coinshares International Ltd.	3,030	33,293
Ω	Coor Service Management Holding AB	11,573	54,396
#	Corem Property Group AB (COREB SS), Class B	40,500	18,064
	Corem Property Group AB (CORED SS), Class D	1,514	36,627
	CTT Systems AB	1,396	31,335
	Dios Fastigheter AB	16,804	110,399
Ω	Dometic Group AB	24,081	121,643
#*Ω	Dustin Group AB	107,256	17,547
*	Dynavox Group AB	13,348	172,541
	Eastnine AB	12,380	59,716
	Elanders AB, Class B	2,467	14,481
*	Electrolux AB, Class B	11,014	67,082
	Electrolux Professional AB, Class B	22,887	155,511
	Elekta AB, Class B	22,105	109,002
*	Eltel AB	2,122	2,188
*	Enea AB	2,398	18,081
	Engcon AB	2,420	18,963
	Eolus Vind AB, Class B	1,951	10,753
	Ependion AB	3,083	37,211
	Ework Group AB	1,919	20,765
	Fagerhult Group AB	9,325	36,012
#	Fasadgruppen Group AB	1,014	3,023
*	Fastighets AB Trianon	3,524	6,786
*	Fastighetsbolaget Emilshus AB, Class B	530	2,715
	FastPartner AB (FPARA SS), Class A	7,836	39,987
	Fenix Outdoor International AG	523	26,765
*	Ferronordic AB	734	3,558
		Shares	Value»
SWEDEN — (Continued)
	FormPipe Software AB	2,655	$7,436
	G5 Entertainment AB	858	9,242
*	GARO AB	263	553
	Granges AB	13,482	180,782
*Ω	Green Landscaping Group AB	965	5,527
	Hanza AB	4,490	51,114
	Heba Fastighets AB, Class B	11,429	36,071
*	Hexatronic Group AB	7,514	15,959
*	HMS Networks AB	1,198	50,340
Ω	Hoist Finance AB	11,346	111,790
	Hufvudstaden AB, Class A	1,203	14,557
	Humana AB	7,849	29,668
	Instalco AB	18,294	47,902
*	International Petroleum Corp. (IPCO CN)	614	10,243
#*	International Petroleum Corp. (IPCO SS)	10,960	183,556
	INVISIO AB	3,226	104,526
	Inwido AB	6,754	125,577
*	ITAB Shop Concept AB	12,770	22,620
	JM AB	8,467	121,332
*	John Mattson Fastighetsforetagen AB	2,266	14,214
	Kabe Group AB, Class B	409	10,721
*	Karnov Group AB	4,284	50,769
#*	K-fast Holding AB	9,722	16,381
*	Klarabo Sverige AB, Class B	14,295	22,344
	KNOW IT AB	4,178	49,902
	Lime Technologies AB	1,571	61,046
	Lindab International AB	12,632	265,507
*	Maha Energy AB	6,730	2,630
*	Medcap AB	2,076	138,021
	MEKO AB	6,042	52,840
	Midsona AB, Class B	2,500	2,041
	MIPS AB	1,383	58,613
*	Modern Times Group MTG AB, Class B	17,794	182,933
	Momentum Group AB	4,931	78,143
#*	NCAB Group AB	16,504	89,188
	NCC AB, Class B	12,373	234,286
	Nederman Holding AB	2,831	49,112
*	Net Insight AB, Class B	41,507	17,158

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	New Wave Group AB, Class B	11,290	$135,209
	Nilorngruppen AB, Class B	954	5,458
#*	Nobia AB	59,716	27,532
	Nolato AB, Class B	22,976	135,913
*	Norion Bank AB	8,935	57,091
	Note AB	1,939	37,893
#	NP3 Fastigheter AB	4,244	112,248
	Nyfosa AB	24,501	212,407
	OEM International AB, Class B	8,880	122,358
#*	Orron Energy AB	27,733	14,290
*	Ovzon AB	15,652	66,603
	Peab AB, Class B	20,885	157,067
	Platzer Fastigheter Holding AB, Class B	6,591	46,967
*	Pricer AB, Class B	41,621	19,226
	Proact IT Group AB	2,325	23,143
	Ratos AB, Class B	31,729	112,323
	RaySearch Laboratories AB	5,421	185,794
	Rejlers AB	1,542	31,338
*	Rottneros AB	14,228	4,365
	Rvrc Holding AB	8,199	37,190
#	Samhallsbyggnadsbolaget i Norden AB	78,803	39,511
	Samhallsbyggnadsbolaget i Norden AB, Class D	22,897	18,351
	Scandi Standard AB	5,934	57,339
Ω	Scandic Hotels Group AB	29,182	241,988
#*	Sdiptech AB, Class B	3,524	70,839
*Ω	Sinch AB	39,813	136,676
	SinterCast AB	685	8,004
	SkiStar AB	4,670	73,671
	Solid Forsakring AB	1,512	11,462
*	Stendorren Fastigheter AB	2,374	49,649
*	Stillfront Group AB	50,717	26,285
	Storskogen Group AB, Class B	195,841	227,299
	Synsam AB	4,750	25,913
	Systemair AB	12,291	118,872
	TF Bank AB	2,733	37,612
*	Tobii AB	20,318	7,504
	Troax Group AB	4,185	58,470
	Truecaller AB, Class B	21,395	106,874
	VBG Group AB, Class B	4,057	116,565
*	Vestum AB	21,461	21,084
*	Viaplay Group AB	47,184	4,310
	Vitec Software Group AB, Class B	3,155	122,312
		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	4,682	$68,802
	Volati AB	1,959	21,607
	XANO Industri AB, Class B	1,571	9,812
#*	XSpray Pharma AB	2,334	12,373
TOTAL SWEDEN			10,764,118
SWITZERLAND — (7.8%)
	Accelleron Industries AG (ACLN SW)	12,678	1,154,736
	Adecco Group AG	19,554	615,719
	Allreal Holding AG	2,145	485,166
	ALSO Holding AG	536	161,888
*	ams-OSRAM AG	1,204	15,874
	APG SGA SA	211	58,878
	Arbonia AG	6,387	43,258
*	Aryzta AG	3,799	356,568
	Ascom Holding AG	5,945	30,023
	Autoneum Holding AG	491	87,108
	Avolta AG	8,278	430,320
	Baloise Holding AG	4,012	961,536
	Banque Cantonale de Geneve	373	110,451
	Banque Cantonale Vaudoise	1,443	166,990
#	Barry Callebaut AG	99	120,562
	Belimo Holding AG	1,399	1,628,055
	Bell Food Group AG	344	108,911
	Bellevue Group AG	1,225	11,798
	Berner Kantonalbank AG	606	189,425
	BKW AG	1,283	286,459
	Bossard Holding AG, Class A	869	184,172
	Bucher Industries AG	956	451,470
	Burckhardt Compression Holding AG	467	415,907
	Burkhalter Holding AG	331	59,523
	Bystronic AG	206	101,970
	Calida Holding AG	61	1,076
	Carlo Gavazzi Holding AG	62	14,127
	Cembra Money Bank AG	4,341	487,191
	Cham Swiss Properties AG	498	14,019
*	Cicor Technologies Ltd.	430	106,585
	Cie Financiere Tradition SA	477	138,090
#	Clariant AG	26,539	272,368
#	Coltene Holding AG	373	23,964

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	COSMO Pharmaceuticals NV	1,722	$123,529
	CPH Group AG	351	32,604
	Daetwyler Holding AG	888	158,148
	DKSH Holding AG	4,476	309,517
#*	DocMorris AG	3,992	37,381
	dormakaba Holding AG	353	340,760
	EFG International AG	17,150	339,925
	Emmi AG	291	264,884
#*	Feintool International Holding AG	549	8,287
	Flughafen Zurich AG	2,650	746,867
	Forbo Holding AG	111	105,285
	Fundamenta Real Estate AG	3,625	79,401
Ω	Galenica AG	6,980	740,785
#*	GAM Holding AG	11,357	1,446
	Georg Fischer AG	11,602	907,609
	Glarner Kantonalbank	419	10,979
#*	Gurit Holding AG, Class BR	550	10,191
	Helvetia Holding AG	4,416	1,061,966
	Hiag Immobilien Holding AG	563	74,875
	Huber & Suhner AG	2,430	324,468
	Hypothekarbank Lenzburg AG	9	45,161
	Implenia AG	2,143	144,244
	Inficon Holding AG	3,430	412,718
	Interroll Holding AG	83	233,725
	Intershop Holding AG	820	151,792
	Investis Holding SA	420	64,915
	IVF Hartmann Holding AG	61	10,501
	Jungfraubahn Holding AG	792	197,601
	Kardex Holding AG	936	360,423
#*	Komax Holding AG	457	62,553
*	Kudelski SA	6,965	12,850
	Landis & Gyr Group AG	2,688	219,487
*	LEM Holding SA	81	65,842
	Liechtensteinische Landesbank AG	1,746	186,643
	Luzerner Kantonalbank AG	2,543	229,406
Ω	Medacta Group SA	1,084	196,615
Ω	Medmix AG	1,720	25,139
	Meier Tobler Group AG	348	15,578
	Metall Zug AG, Class B	32	39,304
		Shares	Value»
SWITZERLAND — (Continued)
	Mikron Holding AG	1,746	$39,328
#	Mobilezone Holding AG	5,769	80,473
	Mobimo Holding AG	1,015	397,528
*Ω	Montana Aerospace AG	2,568	89,443
	Naturenergie Holding AG	2,801	113,958
	Novavest Real Estate AG	789	38,449
	OC Oerlikon Corp. AG Pfaffikon	20,076	98,083
	Orell Fuessli AG	108	13,944
#*	Orior AG	654	9,850
*	Peach Property Group AG	2,652	19,076
	Phoenix Mecano AG	95	53,700
	Plazza AG, Class A	145	71,099
*Ω	PolyPeptide Group AG	979	27,230
	PSP Swiss Property AG	6,211	1,053,785
#	Rieter Holding AG	369	28,137
	Romande Energie Holding SA	1,575	80,511
	Schweiter Technologies AG	122	56,312
	SFS Group AG	2,453	316,991
	Siegfried Holding AG	5,700	637,295
	SIG Group AG	25,557	413,481
	SKAN Group AG	1,231	112,894
	Softwareone Holding AG	6,202	50,617
	St. Galler Kantonalbank AG	393	239,794
	Stadler Rail AG	4,427	116,991
	Sulzer AG	2,945	566,650
#	Swatch Group AG (UHR SW)	2,237	395,630
#	Swatch Group AG (UHRN SW)	3,197	116,445
	Swiss Prime Site AG	9,423	1,303,283
	Swissquote Group Holding SA	2,390	1,588,025
	Tecan Group AG	763	151,068
	Temenos AG	8,165	730,315
	Thurgauer Kantonalbank	118	22,480
	TX Group AG	513	139,472
*	u-blox Holding AG	983	122,405
	Valiant Holding AG	2,513	395,540
	Varia U.S. Properties AG	834	20,586
Ω	VAT Group AG	274	95,952
	Vaudoise Assurances Holding SA	160	123,487
	Vetropack Holding AG	1,753	64,660

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vontobel Holding AG	4,050	$295,301
	VP Bank AG, Class A	427	40,773
	VZ Holding AG	2,147	454,411
	V-ZUG Holding AG	260	16,666
	Walliser Kantonalbank	485	75,241
	Warteck Invest AG	35	85,547
#	Ypsomed Holding AG	719	344,011
	Zehnder Group AG	848	74,714
	Zug Estates Holding AG, Class B	41	108,050
	Zuger Kantonalbank	19	200,034
TOTAL SWITZERLAND			29,337,306
UNITED KINGDOM — (12.0%)
	4imprint Group PLC	3,540	167,678
	Aberdeen Group PLC	158,796	419,021
*	Accesso Technology Group PLC	3,718	21,976
	Advanced Medical Solutions Group PLC	19,397	52,047
	AG Barr PLC	10,828	98,364
	AJ Bell PLC	63,879	452,427
Ω	Alfa Financial Software Holdings PLC	12,585	37,986
	Anglo-Eastern Plantations PLC	3,206	37,627
*	AO World PLC	29,565	36,267
	Ashmore Group PLC	60,983	140,551
	Ashtead Technology Holdings PLC	9,541	42,173
#*	ASOS PLC	3,183	13,024
#*Ω	Aston Martin Lagonda Global Holdings PLC	12,171	11,195
	Atalaya Mining Copper SA	8,373	50,466
*	Auction Technology Group PLC	7,425	48,209
	Aviva PLC	41,079	350,976
	Avon Technologies PLC	672	18,746
	B&M European Value Retail SA	36,966	109,267
	Babcock International Group PLC	64,475	883,973
Ω	Bakkavor Group PLC	52,189	161,567
	Balfour Beatty PLC	80,013	571,812
	Barratt Redrow PLC	28,328	139,500
	Beazley PLC	38,950	458,937
		Shares	Value»
UNITED KINGDOM — (Continued)
	Begbies Traynor Group PLC	6,119	$9,685
	Bellway PLC	22,114	723,747
	Berkeley Group Holdings PLC	7,671	368,912
	Bloomsbury Publishing PLC	14,973	94,451
	Bodycote PLC	22,425	188,224
#*	boohoo Group PLC	115,749	26,514
	Breedon Group PLC	29,120	138,815
Ω	Bridgepoint Group PLC	36,501	157,364
	Brooks Macdonald Group PLC	1,728	41,193
*	Burberry Group PLC	23,570	399,815
	Burford Capital Ltd.	40,048	508,057
	Bytes Technology Group PLC (BYIT LN)	31,641	152,671
	C&C Group PLC	46,348	108,291
*	Capita PLC	16,242	64,825
	Capital Ltd.	18,600	23,131
*	Capricorn Energy PLC	15,872	47,508
	Card Factory PLC	36,595	49,258
	Carr's Group PLC	3,571	6,812
	Castings PLC	4,744	17,924
	Central Asia Metals PLC	23,942	46,280
	Chemring Group PLC	35,709	258,608
	Chesnara PLC	38,493	133,972
	Clarkson PLC	4,093	186,372
*	Close Brothers Group PLC	20,450	108,683
Ω	CMC Markets PLC	20,029	60,035
	Coats Group PLC	226,657	221,071
	Cohort PLC	1,455	27,967
	Computacenter PLC	10,177	307,582
	Conduit Holdings Ltd.	2,750	11,061
Ω	ConvaTec Group PLC	48,123	148,268
	Costain Group PLC	37,051	80,184
	Cranswick PLC	7,370	516,143
	Crest Nicholson Holdings PLC	39,673	95,490
	Croda International PLC	9,603	330,513
*	Currys PLC	162,568	241,914
	CVS Group PLC	7,474	120,992
	DCC PLC	7,298	457,081
*	DFS Furniture PLC	28,727	60,568
*	Dialight PLC	1,573	4,286
	DiscoverIE Group PLC	13,083	119,213

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Diversified Energy Co. PLC (DEC LN)	5,748	$86,221
	Domino's Pizza Group PLC	54,669	173,049
	dotdigital group PLC	39,655	37,833
	Dr. Martens PLC	59,425	63,389
	Drax Group PLC	56,007	523,080
	Dunelm Group PLC	22,816	366,000
	easyJet PLC	28,834	186,967
	Ecora Resources PLC	27,228	24,493
*	EKF Diagnostics Holdings PLC	40,219	16,384
	Elementis PLC	93,313	213,524
	Energean PLC	15,023	181,301
	EnQuest PLC	368,832	67,514
	Entain PLC	6,110	82,049
	Epwin Group PLC	39	49
	Essentra PLC	27,960	38,586
	FDM Group Holdings PLC	12,308	19,742
	Firstgroup PLC	130,935	389,569
Ω	Forterra PLC	26,491	70,241
	Foxtons Group PLC	63,052	48,697
*	Frasers Group PLC	19,915	180,310
*	Frontier Developments PLC	2,549	12,417
	Fuller Smith & Turner PLC, Class A	5,788	45,067
*Ω	Funding Circle Holdings PLC	26,177	46,614
	Future PLC	11,695	109,379
	Galliford Try Holdings PLC	19,567	112,872
	Games Workshop Group PLC	4,757	1,019,245
*	Gaming Realms PLC	21,915	15,579
	Gamma Communications PLC	10,921	156,735
	GB Group PLC	26,873	82,793
*	Genel Energy PLC	20,214	16,229
	Genuit Group PLC	52,378	269,040
*	Georgia Capital PLC	6,426	180,205
	Gooch & Housego PLC	2,118	16,916
	Goodwin PLC	172	19,243
	Grafton Group PLC, CDI	30,552	358,171
	Grainger PLC	102,954	278,344
	Greencore Group PLC	94,282	320,107
	Greggs PLC	11,169	232,254
	Gulf Keystone Petroleum Ltd.	47,620	103,189
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Gulf Marine Services PLC	6,061	$1,643
*Ω	Gym Group PLC	22,995	44,611
	H&T Group PLC	2,759	23,543
	Halfords Group PLC	37,620	71,329
	Harbour Energy PLC	78,816	207,281
	Hargreaves Services PLC	1,423	13,977
	Harworth Group PLC	24,301	60,521
	Hays PLC	71,088	59,756
*	Headlam Group PLC	13,204	14,310
	Helical PLC	1,868	5,579
*	Helios Towers PLC	123,562	193,681
	Henry Boot PLC	13,323	40,380
	Hikma Pharmaceuticals PLC	13,339	344,776
	Hill & Smith PLC	13,237	356,270
	Hilton Food Group PLC	9,754	109,359
	Hiscox Ltd.	40,810	694,806
	Hochschild Mining PLC	68,954	253,411
	Hollywood Bowl Group PLC	23,602	76,619
*Ω	Hostelworld Group PLC	3,800	5,893
	Howden Joinery Group PLC	45,840	530,670
	Hunting PLC	21,793	90,453
Ω	Ibstock PLC	46,814	92,672
#	IDOX PLC	36,392	29,773
	IG Group Holdings PLC	40,370	601,142
	IMI PLC	16,727	488,678
	Impax Asset Management Group PLC	5,042	13,171
	Inchcape PLC	47,249	437,283
*	Indivior PLC	2,073	41,875
	IntegraFin Holdings PLC	27,228	128,911
	International Personal Finance PLC	40,760	113,526
	International Workplace Group PLC	116,707	340,519
	Investec PLC	21,763	160,978
	iomart Group PLC	16,597	5,040
*	IP Group PLC	112,572	83,114
	Ithaca Energy PLC	13,903	31,930
	ITV PLC	567,619	615,691
	J D Wetherspoon PLC	13,350	132,316
*	James Fisher & Sons PLC	6,723	32,818
	James Halstead PLC	42,326	82,129

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	JD Sports Fashion PLC	116,844	$131,156
	JET2 PLC	18,252	390,946
*	John Wood Group PLC	73,731	17,956
	Johnson Matthey PLC	16,592	386,607
	Johnson Service Group PLC	68,407	127,352
	Jupiter Fund Management PLC	65,869	111,978
	Just Group PLC	152,125	423,074
	Kainos Group PLC	8,664	84,538
	Keller Group PLC	11,585	202,349
	Kier Group PLC	96,324	251,801
	Kingfisher PLC	101,256	360,046
	Kitwave Group PLC	3,322	10,739
	Knights Group Holdings PLC	5,278	11,967
	Lancashire Holdings Ltd.	35,221	290,841
	Lion Finance Group PLC	6,114	612,954
	Liontrust Asset Management PLC	9,051	42,479
	London Investment Group PLC	2,089	9,802
	LSL Property Services PLC	9,596	37,591
Ω	Luceco PLC	8,203	13,860
	M&C Saatchi PLC	3,423	8,292
	M&G PLC	49,393	170,005
	Macfarlane Group PLC	19,165	25,100
	Man Group PLC	194,764	422,977
	Marshalls PLC	22,922	62,545
*	Marston's PLC	104,647	59,157
*	McBride PLC	30,429	49,921
	Me Group International PLC	40,883	119,796
	Mears Group PLC	18,054	92,878
*	Metro Bank Holdings PLC	24,939	42,438
	Midwich Group PLC	8,466	25,544
*	Mitchells & Butlers PLC	57,716	210,339
	Mitie Group PLC	182,589	338,571
	MJ Gleeson PLC	7,302	34,822
*	Mobico Group PLC	102,728	49,151
	Mondi PLC	24,342	329,061
	MONY Group PLC	72,167	190,938
	Moonpig Group PLC	43,083	121,783
	Morgan Advanced Materials PLC	34,605	105,873
	Morgan Sindall Group PLC	6,870	416,797
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mortgage Advice Bureau Holdings Ltd.	4,749	$50,633
	Mountview Estates PLC	77	9,975
	MP Evans Group PLC	5,183	90,927
	NCC Group PLC	43,338	85,975
	Next 15 Group PLC	9,568	35,443
	Nichols PLC	1,407	24,507
	Ninety One PLC	59,361	147,111
	Norcros PLC	7,961	30,742
*	Ocado Group PLC	41,521	172,087
Ω	On the Beach Group PLC	18,670	66,459
	OSB Group PLC	57,929	423,736
	Oxford Instruments PLC	2,908	69,514
*	Oxford Nanopore Technologies PLC	15,807	42,371
	Pagegroup PLC	38,658	135,216
	Pan African Resources PLC	428,330	300,699
	Paragon Banking Group PLC	33,407	398,394
	PayPoint PLC	10,366	99,138
	Pennon Group PLC	56,781	375,122
	Persimmon PLC	34,159	515,075
	Pets at Home Group PLC	62,931	189,563
	Pharos Energy PLC	20,801	5,976
*	Phoenix Spree Deutschland Ltd.	8,962	19,209
*	Pinewood Technologies Group PLC	8,938	56,946
	Playtech PLC	42,562	223,407
	Plus500 Ltd.	16,722	742,149
	Polar Capital Holdings PLC	10,376	64,951
	Pollen Street Group Ltd.	1,118	12,462
	Porvair PLC	3,538	34,495
	PPHE Hotel Group Ltd.	2,621	56,388
	Premier Foods PLC	100,223	254,716
*	PureTech Health PLC (PRTC LN)	28,808	54,357
	PZ Cussons PLC	26,682	24,709
	QinetiQ Group PLC	70,252	460,579
Ω	Quilter PLC	232,618	519,777
	Rank Group PLC	24,101	49,815
	Rathbones Group PLC	5,396	136,034
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	45,255
	Record PLC	11,865	8,750

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Renew Holdings PLC	9,219	$102,948
	Renold PLC	21,061	22,308
	RHI Magnesita NV	1,686	53,083
	Ricardo PLC	9,245	52,336
	Rightmove PLC	17,843	192,552
	Robert Walters PLC	6,706	12,684
	Rotork PLC	123,367	529,147
	RS Group PLC	37,664	277,168
	RWS Holdings PLC	19,833	23,446
	S&U PLC	1,186	28,394
	S4 Capital PLC	27,204	8,587
Ω	Sabre Insurance Group PLC	36,053	72,621
*	Saga PLC	10,855	25,621
*	Savannah Energy PLC	107,834	10,254
	Savills PLC	18,326	236,462
	Senior PLC	59,262	157,922
	Serco Group PLC	147,642	406,822
	Serica Energy PLC	30,512	67,818
*	SIG PLC	100,181	18,730
*	Sigmaroc PLC	62,392	94,780
	Smiths News PLC	41,443	30,250
	Softcat PLC	16,254	349,589
*	SolGold PLC	101,626	13,365
	Spectris PLC	7,596	398,864
	Speedy Hire PLC	89,137	37,246
	Spirax Group PLC	2,717	227,056
Ω	Spire Healthcare Group PLC	38,601	110,523
*	Spirent Communications PLC	77,961	200,456
	SSP Group PLC	87,707	197,106
	St. James's Place PLC	16,450	283,119
	SThree PLC	17,971	50,122
*	Strix Group PLC	17,224	9,569
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	4,959
	Tate & Lyle PLC	52,039	367,436
	Taylor Wimpey PLC	327,708	440,926
	TBC Bank Group PLC	6,722	429,663
	Telecom Plus PLC	8,571	208,816
#*	THG PLC	35,674	14,223
	Topps Tiles PLC	21,096	10,099
	TP ICAP Group PLC	127,002	512,680
*Ω	Trainline PLC	18,585	66,737
	Travis Perkins PLC	33,001	236,433
	Treatt PLC	1,767	4,705
	Tribal Group PLC	5,915	3,750
	Trifast PLC	13,605	14,922
	TT Electronics PLC	37,226	47,742
#*	Tullow Oil PLC	238,014	44,897
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ultimate Products PLC	4,833	$3,717
*	Vanquis Banking Group PLC	19,558	25,404
	Vertu Motors PLC	37,928	30,353
	Vesuvius PLC	33,003	154,855
	Victrex PLC	10,081	91,264
*	Videndum PLC	9,739	14,208
*	Vistry Group PLC	43,603	334,175
#	Volex PLC	16,946	83,148
	Volution Group PLC	27,412	242,993
	Vp PLC	3,850	30,439
*Ω	Watches of Switzerland Group PLC	21,501	98,885
*	Watkin Jones PLC	29,876	10,209
	WH Smith PLC	17,076	230,498
	Whitbread PLC	10,885	437,259
	Wickes Group PLC	43,591	127,277
	Wilmington PLC	6,879	30,822
#	WPP PLC (WPP US), Sponsored ADR	4,257	115,280
*	Xaar PLC	10,372	16,973
	XPS Pensions Group PLC	28,163	137,656
#	Young & Co.'s Brewery PLC (YNGA LN), Class A	3,702	44,123
	Young & Co.'s Brewery PLC (YNGN LN)	2,921	23,898
	Zigup PLC	33,311	147,438
	Zotefoams PLC	3,070	11,245
TOTAL UNITED KINGDOM			45,358,841
UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	3,025	28,184
*	Gran Tierra Energy, Inc. (GTE CN)	3,391	15,198
TOTAL UNITED STATES			43,382
TOTAL COMMON STOCKS			357,704,897
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Draegerwerk AG & Co. KGaA, 2.896%	1,245	99,336
	Einhell Germany AG, 2.038%	762	64,683
#	FUCHS SE, 2.921%	9,860	451,196

Dimensional VA International Small Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG, 2.380%	6,075	$232,904
	Porsche Automobil Holding SE, 5.422%	6,861	275,360
	Sixt SE, 4.466%	2,482	173,091
	STO SE & Co. KGaA, 2.674%	368	52,395
	Villeroy & Boch AG, 5.263%	1,074	20,865
TOTAL GERMANY			1,369,830
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	1,997	0
*	Silver Mines Ltd. Warrants 06/17/26	4,488	30
TOTAL AUSTRALIA			30
HONG KONG — (0.0%)
*	CSI Properties Ltd. Warrants 04/07/2027	42,977	112
	Shares	Value»

ITALY — (0.0%)
#* Geox SpA Warrants 09/30/2026	3,525	$222
#* Webuild SpA Warrants 08/02/2030	1,925	0
TOTAL ITALY		222
TOTAL RIGHTS/WARRANTS		364
TOTAL INVESTMENT SECURITIES (Cost $304,238,076)		359,075,091

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	1,712,807	19,812,035
TOTAL INVESTMENTS — (100.0%)
(Cost $324,049,265)^^			$378,887,126
As of July 31, 2025, the value of Rule 144A securities amounted to $13,739,652 or 3.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$98,474	$21,566,600	$24,325	$21,689,399
Austria	—	5,586,377	—	5,586,377
Belgium	24,509	5,708,277	—	5,732,786
Canada	41,788,404	8,383	188	41,796,975
China	375,240	—	—	375,240
Denmark	—	8,931,468	—	8,931,468
Finland	—	10,193,741	—	10,193,741
France	—	20,560,789	—	20,560,789
Germany	608,504	22,751,307	—	23,359,811
Hong Kong	—	6,599,748	3,782	6,603,530
Ireland	—	1,026,468	—	1,026,468
Israel	69,612	4,246,633	—	4,316,245
Italy	—	15,751,642	—	15,751,642
Japan	—	78,541,567	—	78,541,567
Netherlands	298,647	8,480,930	—	8,779,577
New Zealand	—	1,106,110	—	1,106,110
Norway	79,121	3,040,238	24,628	3,143,987
Portugal	—	2,297,722	—	2,297,722

Dimensional VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$13,893	$3,413,533	—	$3,427,426
Spain	—	8,979,411	$979	8,980,390
Sweden	16,697	10,747,421	—	10,764,118
Switzerland	—	29,337,306	—	29,337,306
United Kingdom	115,280	45,243,561	—	45,358,841
United States	15,198	28,184	—	43,382
Preferred Stocks
Germany	—	1,369,830	—	1,369,830
Rights/Warrants
Australia	—	30	—	30
Hong Kong	—	112	—	112
Italy	—	222	—	222
Securities Lending Collateral	—	19,812,035	—	19,812,035
Total Investments in Securities	$43,503,579	$335,329,645	$53,902˂˃	$378,887,126

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.4%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.115%, FRN
(r)	4.435%, 02/10/27	1,700	$1,700,360
Federal Farm Credit Banks Funding Corp., SOFR + 0.120%, FRN
(r)	4.440%, 07/10/26	300	300,233
Federal Home Loan Mortgage Corp., SOFR + 0.115%, FRN
(r)	4.435%, 05/05/27	4,000	3,999,961
TOTAL AGENCY OBLIGATIONS			6,000,554
BONDS — (12.1%)
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.348%, 06/16/26	569	572,704
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.564%, 04/15/26	3,000	3,000,965
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.932%, 03/18/26	1,400	1,402,224
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.188%, 01/18/27	1,100	1,107,221
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.704%, 02/26/27	2,470	2,474,123
Commonwealth Bank of Australia, SOFR + 0.460%, FRN
(r)Ω	4.816%, 11/27/26	1,850	1,853,741
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.996%, 09/12/25	3,425	3,427,052
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.935%, 05/27/27	4,330	4,340,639
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.965%, 08/28/26	3,650	3,663,487
		Face Amount	Value†
		(000)

CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	5.596%, 03/11/26	795	$799,685
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	4.972%, 09/12/25	5,950	5,951,368
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.518%, 09/16/26	200	200,004
Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.624%, 04/12/27	1,105	1,105,408
International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	4.622%, 02/23/27	361	361,332
International Bank for Reconstruction & Development, SOFR + 0.310%, FRN
(r)	4.658%, 09/18/25	430	429,970
International Bank for Reconstruction & Development, SOFR + 0.370%, FRN
(r)	4.714%, 01/12/27	3,500	3,505,917
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.966%, 04/29/26	1,000	1,002,785
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.346%, 12/08/26	500	503,730
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	5.348%, 06/17/26	200	201,161
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27	250	250,632
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.342%, 08/03/26	1,000	1,007,525
Svenska Handelsbanken AB, SOFR + 1.250%, FRN
(r)Ω	5.599%, 06/15/26	650	655,171

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
	Face Amount	Value†
	(000)

Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.775%, 04/28/27	1,050	$1,054,276
Westpac Banking Corp., SOFR + 0.420%, FRN
(r) 4.798%, 04/16/26	6,000	6,005,615
Westpac Banking Corp., SOFR + 0.460%, FRN
(r) 4.838%, 10/20/26	2,900	2,904,152
Westpac Banking Corp., SOFR + 1.000%, FRN
(r) 5.354%, 08/26/25	2,500	2,501,528
TOTAL BONDS		50,282,415
U.S. TREASURY OBLIGATIONS — (25.2%)
U.S. Treasury Bills
∞ 4.433%, 08/07/25	4,000	3,997,154
∞ 4.410%, 08/19/25	4,000	3,991,428
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 4.379%, 01/31/27	1,000	999,805
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 4.431%, 04/30/26	13,500	13,510,418
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 4.441%, 04/30/27	37,250	37,272,019
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.451%, 10/31/25	16,850	16,856,491
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r) 4.463%, 07/31/26	5,800	5,806,142
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.526%, 01/31/26	9,000	9,008,903
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 4.440%, 07/31/27	13,750	13,766,545
TOTAL U.S. TREASURY OBLIGATIONS		105,208,905

COMMERCIAL PAPER — (55.0%)
Alphabet, Inc.
Ω	4.449%, 09/23/25	750	745,129
Apple, Inc.
Ω	4.409%, 09/19/25	2,000	1,988,028
		Face Amount	Value†
		(000)
Australia & New Zealand Banking Group Ltd.
Ω	4.477%, 08/06/25	2,500	$2,498,201
BNG Bank NV
Ω	4.417%, 08/06/25	4,000	3,997,148
Ω	4.425%, 08/11/25	3,300	3,295,640
Ω	4.417%, 09/02/25	250	249,015
Ω	4.428%, 09/18/25	3,750	3,728,163
Caisse d'Amortissement de la Dette Sociale
Ω	4.459%, 08/28/25	1,000	996,636
Ω	4.460%, 08/28/25	2,000	1,993,272
Ω	4.421%, 09/29/25	250	248,183
Ω	4.431%, 10/14/25	3,500	3,468,208
Ω	4.429%, 10/16/25	2,750	2,724,355
Ω	4.444%, 10/17/25	2,000	1,981,107
Caisse des Depots et Consignations
Ω	4.455%, 08/07/25	500	499,580
Ω	4.449%, 09/09/25	500	497,583
Ω	4.435%, 09/11/25	2,000	1,989,845
Ω	4.476%, 09/11/25	500	497,461
Ω	4.196%, 09/22/25	2,250	2,235,565
Ω	4.414%, 10/29/25	3,000	2,967,375
Ω	4.432%, 10/31/25	2,000	1,977,770
Ω	4.258%, 11/03/25	1,000	988,525
Canadian Imperial Bank of Commerce
Ω	4.466%, 08/05/25	2,500	2,498,487
CDP Financial, Inc.
Ω	4.467%, 10/21/25	500	495,020
Ω	4.436%, 08/07/25	1,500	1,498,734
Ω	4.437%, 08/08/25	1,500	1,498,553
Ω	4.426%, 08/14/25	3,250	3,244,507
Ω	4.436%, 01/28/26	2,200	2,152,001
Chevron Corp.
Ω	4.444%, 08/27/25	2,000	1,993,532
Cisco Systems, Inc.
Ω	4.330%, 08/29/25	4,000	3,986,049
Ω	4.397%, 09/19/25	5,000	4,969,954
DBS Bank Ltd.
Ω	4.465%, 08/27/25	2,750	2,741,054
Ω	4.501%, 09/24/25	2,750	2,731,675
DNB Bank ASA
Ω	4.434%, 10/14/25	250	247,747
Ω	4.455%, 10/24/25	1,750	1,732,110
Ω	4.418%, 10/27/25	4,000	3,957,652
Erste Abwicklungsanstalt
Ω	4.444%, 08/05/25	2,000	1,998,799
Ω	4.455%, 08/12/25	763	761,898
Ω	4.459%, 08/22/25	3,000	2,992,058
Ω	4.475%, 08/28/25	500	498,316
Ω	4.447%, 08/29/25	1,750	1,743,896
Ω	4.460%, 09/10/25	500	497,532
European Investment Bank
	4.451%, 09/16/25	3,750	3,728,997

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Export Development Canada
	4.415%, 11/04/25	3,000	$2,966,144
	4.433%, 11/05/25	500	494,300
	4.400%, 11/24/25	5,000	4,932,248
Hydro-Quebec
Ω	4.440%, 09/15/25	2,500	2,486,104
Kreditanstalt fuer Wiederaufbau
Ω	3.210%, 08/07/25	4,000	3,996,671
Ω	4.449%, 08/12/25	1,750	1,747,503
Ω	4.431%, 08/12/25	1,000	998,573
Ω	4.446%, 08/12/25	1,000	998,573
Ω	4.446%, 08/15/25	500	499,108
Ω	4.451%, 08/22/25	1,000	997,383
Ω	4.430%, 09/17/25	1,750	1,739,967
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.433%, 08/11/25	1,000	998,680
Ω	4.413%, 08/18/25	1,500	1,496,756
Ω	4.424%, 08/19/25	3,000	2,993,152
Ω	4.451%, 10/14/25	2,750	2,725,107
National Securities Clearing Corp.
Ω	4.451%, 09/08/25	2,000	1,990,577
Ω	4.451%, 09/09/25	1,000	995,167
Ω	4.452%, 09/10/25	4,000	3,980,179
Ω	4.410%, 09/22/25	2,000	1,987,169
Ω	4.434%, 09/23/25	500	496,732
Ω	4.425%, 09/25/25	2,000	1,986,440
Nederlandse Waterschapsbank NV
Ω	4.447%, 09/30/25	1,250	1,240,894
Ω	4.434%, 09/17/25	4,000	3,976,917
Nestle Finance International Ltd.
Ω	4.439%, 08/04/25	500	499,761
Ω	4.467%, 08/05/25	2,000	1,998,804
Ω	4.459%, 08/20/25	3,000	2,992,793
Ω	4.469%, 09/04/25	2,000	1,991,574
Ω	4.470%, 09/04/25	3,000	2,987,361
Ω	4.459%, 09/15/25	1,000	994,429
Novartis Finance Corp.
Ω	3.797%, 09/08/25	1,500	1,492,961
Ω	4.437%, 09/09/25	2,000	1,990,370
NRW Bank
Ω	4.434%, 08/15/25	500	499,097
Ω	4.448%, 08/25/25	2,000	1,993,975
Ω	4.459%, 09/10/25	2,500	2,487,643
Ω	4.392%, 09/26/25	2,000	1,986,257
Ω	4.465%, 10/16/25	1,500	1,486,130
Ω	4.459%, 11/12/25	500	493,788
Ω	4.469%, 11/12/25	750	740,682
Ontario Teachers' Finance Trust
Ω	4.430%, 08/05/25	400	399,760
Procter & Gamble Co.
Ω	4.417%, 10/20/25	2,000	1,980,650
		Face Amount	Value†
		(000)
Ω	4.417%, 10/22/25	4,000	$3,960,344
Ω	4.418%, 10/24/25	4,000	3,959,389
Province of Alberta
Ω	4.414%, 08/20/25	1,000	997,602
Ω	4.424%, 10/01/25	300	297,763
Province of Ontario
	4.460%, 09/25/25	450	446,969
	4.451%, 10/02/25	4,000	3,969,690
	4.461%, 10/10/25	4,000	3,965,841
Province of Quebec
Ω	4.465%, 10/08/25	3,000	2,975,068
Ω	4.459%, 10/16/25	3,000	2,972,143
Ω	4.442%, 10/17/25	3,000	2,971,777
PSP Capital, Inc.
Ω	4.410%, 08/06/25	2,500	2,498,201
Ω	4.458%, 08/25/25	500	498,509
Ω	4.449%, 08/25/25	1,200	1,196,421
Ω	4.456%, 09/03/25	2,000	1,991,851
Ω	4.441%, 09/22/25	2,500	2,484,072
Ω	4.467%, 09/22/25	2,500	2,484,072
Queensland Treasury Corp.
	4.457%, 08/05/25	3,000	2,998,205
	4.444%, 12/12/25	250	246,008
	4.496%, 12/12/25	1,200	1,180,838
Roche Holdings, Inc.
Ω	4.428%, 09/30/25	1,500	1,489,071
Sanofi SA
Ω	4.477%, 08/28/25	6,000	5,979,797
Ω	4.481%, 09/04/25	2,000	1,991,574
Ω	4.459%, 09/17/25	3,000	2,982,648
Ω	4.439%, 10/07/25	500	495,911
Siemens Capital Co. LLC
Ω	4.397%, 09/02/25	4,000	3,984,263
Svensk Exportkredit AB
	4.437%, 09/05/25	1,750	1,742,447
	4.435%, 09/30/25	2,500	2,481,659
	4.445%, 09/30/25	675	670,048
United Overseas Bank Ltd.
Ω	4.454%, 08/18/25	4,000	3,991,321
Ω	4.449%, 08/19/25	2,000	1,995,418
TOTAL COMMERCIAL PAPER (Cost $229,201,323)			229,174,659
TOTAL INVESTMENT SECURITIES (Cost $390,593,671)			390,666,533

Shares
TEMPORARY CASH INVESTMENTS — (6.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	26,075,237	26,075,237

Dimensional VA Short-Term Fixed Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	$12
TOTAL INVESTMENTS — (100.0%)
(Cost $416,668,920)^^			$416,741,782
As of July 31, 2025, the value of Rule 144A securities amounted to $213,998,674 or 54.5% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$6,000,554	—	$6,000,554
Bonds	—	50,282,415	—	50,282,415
U.S. Treasury Obligations	—	105,208,905	—	105,208,905
Commercial Paper	—	229,174,659	—	229,174,659
Temporary Cash Investments	$26,075,237	—	—	26,075,237
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	$26,075,237	$390,666,545	—	$416,741,782

Dimensional VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (58.1%)
AUSTRALIA — (7.8%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.932%, 03/18/26		4,646	$4,653,379
(r)	3M Swap + 0.800%, FRN, 4.650%, 02/05/27	AUD	1,100	710,026
(r)	3M Swap + 0.970%, FRN, 4.770%, 05/12/27	AUD	500	323,741
(r)	3M Swap + 1.200%, FRN, 5.050%, 11/04/27	AUD	1,650	1,074,210
(r)	3M Swap + 0.670%, FRN, 4.384%, 12/15/27	AUD	600	386,145
(r)	3M Swap + 1.060%, FRN, 4.664%, 03/31/28	AUD	500	324,625
(r)	3M Swap + 0.960%, FRN, 4.810%, 02/05/29	AUD	500	323,767
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	1,500	963,994
(r)Ω	SOFR + 0.750%, FRN, 5.117%, 03/13/26		300	300,931
(r)	3M Swap + 0.700%, FRN, 4.417%, 01/14/27	AUD	1,600	1,031,458
(r)	3M Swap + 0.700%, FRN, 4.394%, 07/22/27	AUD	2,000	1,289,709
(r)	3M Swap + 1.150%, FRN, 4.867%, 01/13/28	AUD	1,500	976,063
National Australia Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 4.647%, 11/16/26	AUD	500	322,929
(r)	3M Swap + 0.720%, FRN, 4.430%, 02/25/27	AUD	500	322,334
(r)	3M Swap + 0.700%, FRN, 4.500%, 05/10/27	AUD	3,000	1,932,886
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.387%, 10/18/27	AUD	2,500	$1,610,513
(r)	3M Swap + 1.200%, FRN, 4.910%, 11/25/27	AUD	1,000	651,114
(r)	3M Swap + 1.000%, FRN, 4.800%, 05/12/28	AUD	4,580	2,969,856
(r)	3M Swap + 0.900%, FRN, 4.564%, 03/22/29	AUD	1,500	970,116
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.550%, 08/10/26	AUD	1,500	967,156
(r)	3M Swap + 0.700%, FRN, 4.420%, 01/25/27	AUD	500	322,189
(r)	3M Swap + 1.230%, FRN, 5.030%, 11/11/27	AUD	1,500	977,162
(r)	3M Swap + 0.980%, FRN, 4.777%, 02/16/28	AUD	500	323,976
(r)	3M Swap + 0.880%, FRN, 4.674%, 05/14/29	AUD	500	323,102
(r)	3M Swap + 0.850%, FRN, 4.544%, 09/19/29	AUD	2,000	1,289,876
TOTAL AUSTRALIA				25,341,257
BELGIUM — (2.9%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	100	107,632
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	9,300	9,439,503
TOTAL BELGIUM				9,547,135
CANADA — (5.5%)
Canada Government Bonds
	3.500%, 08/01/25	CAD	2,600	1,876,762
	3.000%, 10/01/25	CAD	5,000	3,610,241
CPPIB Capital, Inc.
	3.950%, 09/08/25	CAD	1,000	722,438
(r)Ω	SOFR + 1.250%, FRN, 5.596%, 03/11/26		850	855,009

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Alberta
	4.100%, 06/01/29	CAD	2,200	$1,646,427
	2.050%, 06/01/30	CAD	500	342,040
Province of British Columbia
	5.700%, 06/18/29	CAD	2,000	1,581,106
	2.200%, 06/18/30	CAD	500	344,270
Province of Manitoba
	4.400%, 09/05/25	CAD	700	505,873
	2.050%, 06/02/30	CAD	100	68,272
Province of Ontario
	2.700%, 06/02/29	CAD	1,000	712,255
	1.550%, 11/01/29	CAD	700	473,586
	2.050%, 06/02/30	CAD	500	341,881
Province of Quebec
	2.750%, 09/01/25	CAD	3,100	2,236,806
Δ	0.000%, 10/15/29	EUR	2,300	2,357,352
Province of Saskatchewan
	0.800%, 09/02/25	CAD	300	216,147
TOTAL CANADA				17,890,465
DENMARK — (0.3%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	1,000	1,027,086
FINLAND — (1.6%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	500	570,998
Kuntarahoitus OYJ
(r)	SOFR + 1.000%, FRN, 5.344%, 07/15/26		1,900	1,910,982
	2.625%, 12/14/29	EUR	1,200	1,376,946
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.090%, 03/19/27		1,025	1,030,109
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	300	344,385
TOTAL FINLAND				5,233,420
FRANCE — (2.3%)
Caisse d'Amortissement de la Dette Sociale
	3.125%, 03/01/30	EUR	400	466,202
	2.875%, 05/25/30	EUR	700	806,004
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	4.685%, 05/03/26		3,200	3,197,692
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	800	919,339
	2.500%, 05/25/30	EUR	1,200	1,362,583
LVMH Moet Hennessy Louis Vuitton SE
	3.250%, 09/07/29	EUR	200	233,447
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
3.375%, 02/05/30	EUR	200	$234,512
Region of Ile de France
1.375%, 03/14/29	EUR	100	109,367
Sanofi SA
1.375%, 03/21/30	EUR	100	107,659
TOTAL FRANCE			7,436,805
GERMANY — (2.2%)
Bayerische Landesbodenkreditanstalt
2.375%, 05/07/30	EUR	800	904,635
Deutsche Bahn AG
1.875%, 05/24/30	EUR	200	221,483
Deutsche Boerse AG
3.750%, 09/28/29	EUR	100	118,896
Kreditanstalt fuer Wiederaufbau
0.375%, 04/23/30	EUR	400	415,491
Land Berlin
0.100%, 01/18/30	EUR	300	307,949
2.375%, 06/04/30	EUR	866	981,905
LFA Foerderbank Bayern
2.875%, 04/01/30	EUR	100	115,380
State of Lower Saxony
0.125%, 01/10/30	EUR	382	392,583
2.750%, 03/25/30	EUR	358	412,785
State of Rhineland-Palatinate
0.050%, 01/23/30	EUR	2,000	2,046,262
State of Saxony-Anhalt
2.450%, 02/13/30	EUR	1,067	1,214,672
TOTAL GERMANY			7,132,041
NETHERLANDS — (6.8%)
ABN AMRO Bank NV
2.750%, 06/04/29	EUR	500	572,847
3.125%, 01/21/30	EUR	200	232,248
BNG Bank NV
0.100%, 01/15/30	EUR	300	307,990
2.500%, 05/21/30	EUR	4,267	4,858,430
Cooperatieve Rabobank UA
(r) SOFR + 0.620%, FRN, 4.965%, 08/28/26		500	501,848
(r) 3M Swap + 0.730%, FRN, 4.431%, 01/27/27	AUD	5,500	3,543,058
(r) 3M Swap + 0.870%, FRN, 4.580%, 02/26/27	AUD	1,200	774,488
(r) 3M Swap + 1.180%, FRN, 4.862%, 01/19/28	AUD	4,000	2,599,622

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
(r)	3M Swap + 0.750%, FRN, 4.460%, 05/26/28	AUD	500	$321,502
(r)	3M Swap + 1.150%, FRN, 4.883%, 11/21/28	AUD	1,250	812,671
(r)	3M Swap + 1.030%, FRN, 4.740%, 02/26/29	AUD	500	323,860
Nederlandse Waterschapsbank NV
	2.750%, 12/17/29	EUR	200	230,804
	2.500%, 05/22/30	EUR	4,685	5,334,757
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	1,600	1,625,680
TOTAL NETHERLANDS				22,039,805
NEW ZEALAND — (2.4%)
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	400	216,541
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	11,700	7,093,660
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	800	432,730
	4.500%, 05/15/30	NZD	100	59,833
TOTAL NEW ZEALAND				7,802,764
NORWAY — (2.5%)
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 5.348%, 06/17/26		2,000	2,011,608
(r)Ω	SOFR + 0.410%, FRN, 4.758%, 04/09/29		6,000	5,999,087
TOTAL NORWAY				8,010,695
SINGAPORE — (2.3%)
DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	4.480%, 02/26/27	AUD	500	322,405
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	4.972%, 09/12/25		2,000	2,000,460
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 4.440%, 04/16/27	AUD	500	322,347
(r)	3M Swap + 0.650%, FRN, 4.340%, 02/28/28	AUD	1,000	642,624
			Face Amount^	Value†
			(000)
SINGAPORE — (Continued)
(r)Ω	SOFR + 0.580%, FRN, 4.958%, 04/02/28		4,000	$4,022,348
TOTAL SINGAPORE				7,310,184
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (17.4%)
Asian Development Bank
	3.800%, 09/12/25	CAD	360	260,117
(r)	SOFR + 1.000%, FRN, 5.343%, 08/27/26		1,842	1,858,781
(r)	SOFR + 0.300%, FRN, 4.649%, 06/20/28		4,386	4,381,291
	0.025%, 01/31/30	EUR	100	102,059
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.960%, 08/16/27		3,058	3,079,333
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	300	307,117
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	300	304,062
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.534%, 04/14/26		204	203,943
#(r)	SOFR + 0.330%, FRN, 4.671%, 02/20/28		4,240	4,244,482
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	58,429
	2.625%, 05/07/30	EUR	4,400	5,050,023
European Investment Bank
(r)Ω	SOFR + 1.000%, FRN, 5.342%, 05/21/28		7,400	7,533,561
	0.050%, 01/16/30	EUR	500	514,009
	4.000%, 04/15/30	EUR	1,500	1,827,701
European Union
	1.625%, 12/04/29	EUR	5,600	6,188,376
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 4.518%, 09/16/26		1,000	1,000,020

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r)	SOFR + 0.280%, FRN, 4.624%, 04/12/27		127	$127,047
(r)	SOFR + 0.350%, FRN, 4.702%, 10/04/27		2,671	2,676,081
(r)	SOFR + 0.270%, FRN, 4.619%, 03/20/28		1,400	1,399,138
(r)	SOFR + 0.350%, FRN, 4.702%, 10/05/28		4,220	4,223,882
(r)	SOFR + 0.370%, FRN, 4.716%, 08/01/29		500	500,399
International Bank for Reconstruction & Development
(r)	SOFR + 0.180%, FRN, 4.527%, 06/15/26		1,000	999,580
(r)	SOFR + 0.370%, FRN, 4.714%, 01/12/27		1,450	1,452,451
(r)	SOFR + 0.270%, FRN, 4.617%, 06/15/27		1,000	1,000,217
(r)	SOFR + 0.430%, FRN, 4.762%, 08/19/27		1,474	1,478,658
International Development Association
	2.500%, 05/28/30	EUR	400	455,217
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.640%, 08/28/28		4,040	4,040,587
(r)	SOFR + 0.360%, FRN, 4.703%, 08/28/29		500	499,719
Nordic Investment Bank
(r)	SOFR + 1.000%, FRN, 5.339%, 05/12/26		650	654,066
(r)	SOFR + 0.290%, FRN, 4.642%, 10/04/27		300	299,913
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				56,720,259
			Face Amount^	Value†
			(000)
SWEDEN — (2.0%)
Skandinaviska Enskilda Banken AB, SOFR + 0.750%, FRN
(r)Ω	5.097%, 06/02/28		2,900	$2,917,723
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.342%, 08/03/26		1,330	1,340,008
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.660%, FRN, 5.005%, 05/28/27		400	401,256
(r)Ω	SOFR + 0.740%, FRN, 5.083%, 05/23/28		1,950	1,962,407
TOTAL SWEDEN				6,621,394
UNITED STATES — (2.1%)
Bank of America NA, SOFR + 1.020%, FRN
(r)	5.361%, 08/18/26		250	251,925
Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	500	542,946
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.814%, 02/26/28		950	954,996
Johnson & Johnson
	0.550%, 09/01/25		17	16,941
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.966%, 04/29/26		1,300	1,303,621
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.789%, 03/15/28		260	260,469
	1.000%, 02/22/29	EUR	100	108,354
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	5.509%, 10/30/26		500	504,509
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.912%, 05/20/27		500	501,265
Procter & Gamble Co.
	0.350%, 05/05/30	EUR	200	204,751
Roche Finance Europe BV
	3.227%, 05/03/30	EUR	100	117,194
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.080%, 11/13/26		600	603,894
State Street Corp., SOFR + 0.640%, FRN
(r)	4.984%, 10/22/27		560	560,889

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Visa, Inc.
	2.000%, 06/15/29	EUR	900	$1,005,250
TOTAL UNITED STATES				6,937,004
TOTAL BONDS				189,050,314
U.S. TREASURY OBLIGATIONS — (3.1%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26		7,500	7,507,419
(r)	3M USTMMR + 0.160%, FRN, 4.441%, 04/30/27		2,500	2,501,478
TOTAL U.S. TREASURY OBLIGATIONS				10,008,897
COMMERCIAL PAPER — (31.5%)
AUSTRALIA — (0.9%)
Queensland Treasury Corp.
	4.457%, 08/05/25		3,000	2,998,205
CANADA — (3.0%)
Canadian Imperial Bank of Commerce
Ω	4.466%, 08/05/25		2,500	2,498,486
CDP Financial, Inc.
Ω	4.467%, 10/21/25		500	495,020
Province of Alberta
Ω	4.431%, 08/20/25		2,750	2,743,407
PSP Capital, Inc.
Ω	4.438%, 09/08/25		1,000	995,321
Ω	4.422%, 11/04/25		2,500	2,471,213
Toronto-Dominion Bank
Ω	4.472%, 09/05/25		500	497,808
TOTAL CANADA				9,701,255
FRANCE — (4.2%)
Caisse d'Amortissement de la Dette Sociale
Ω	4.451%, 08/07/25		1,500	1,498,737
Ω	4.459%, 08/28/25		2,000	1,993,273
Ω	4.460%, 08/28/25		1,250	1,245,795
Ω	4.450%, 09/03/25		1,500	1,493,874
Caisse des Depots et Consignations
Ω	4.455%, 08/07/25		500	499,580
Ω	4.435%, 09/11/25		1,750	1,741,115
Ω	4.476%, 09/11/25		2,500	2,487,307
Ω	4.424%, 09/17/25		500	497,096
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.433%, 08/11/25		250	249,670
		Face Amount^	Value†
		(000)

FRANCE — (Continued)
Ω	4.424%, 08/19/25	1,500	$1,496,576
Ω	4.467%, 09/15/25	500	497,227
TOTAL FRANCE			13,700,250
GERMANY — (7.5%)
Erste Abwicklungsanstalt
Ω	4.455%, 08/12/25	1,832	1,829,353
Ω	4.459%, 08/22/25	2,000	1,994,705
Ω	4.475%, 08/28/25	1,000	996,632
Ω	4.447%, 08/29/25	1,500	1,494,768
Ω	4.460%, 09/10/25	1,250	1,243,830
Kreditanstalt fuer Wiederaufbau
Ω	4.428%, 08/05/25	1,750	1,748,960
Ω	3.210%, 08/07/25	1,750	1,748,544
Ω	4.429%, 08/08/25	2,000	1,998,098
Ω	4.449%, 08/12/25	2,500	2,496,433
Ω	4.455%, 08/19/25	1,000	997,741
Ω	4.453%, 08/26/25	500	498,450
Ω	4.430%, 09/17/25	250	248,567
NRW Bank
Ω	4.448%, 08/15/25	2,000	1,996,389
Ω	4.465%, 10/16/25	1,000	990,754
Ω	4.459%, 11/12/25	1,000	987,576
Ω	4.469%, 11/12/25	3,000	2,962,727
TOTAL GERMANY			24,233,527
NETHERLANDS — (1.2%)
Nederlandse Waterschapsbank NV
Ω	4.429%, 08/15/25	3,500	3,493,675
Ω	4.447%, 09/30/25	500	496,358
TOTAL NETHERLANDS			3,990,033
NORWAY — (1.8%)
DNB Bank ASA
Ω	4.476%, 09/12/25	1,000	994,760
Ω	4.476%, 09/19/25	1,000	993,907
Ω	4.434%, 10/14/25	1,000	990,989
Ω	4.455%, 10/24/25	3,000	2,969,331
TOTAL NORWAY			5,948,987
SINGAPORE — (2.5%)
DBS Bank Ltd.
Ω	4.498%, 08/12/25	1,500	1,497,838
Ω	4.493%, 09/02/25	1,000	996,021
Ω	4.491%, 09/16/25	1,000	994,323
Ω	4.494%, 09/23/25	1,500	1,490,014
Ω	4.501%, 09/24/25	250	248,334
United Overseas Bank Ltd.
Ω	4.454%, 08/18/25	3,000	2,993,491
TOTAL SINGAPORE			8,220,021

Dimensional VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (1.1%)
Skandinaviska Enskilda Banken AB
Ω	4.488%, 11/10/25		1,000	$987,661
Svensk Exportkredit AB
	4.437%, 09/05/25		1,250	1,244,605
	4.435%, 09/30/25		1,000	992,663
	4.445%, 09/30/25		500	496,332
TOTAL SWEDEN				3,721,261
UNITED STATES — (9.3%)
Alphabet, Inc.
Ω	4.427%, 09/15/25		1,500	1,491,701
Chevron Corp.
Ω	4.442%, 09/12/25		1,000	994,842
National Securities Clearing Corp.
Ω	4.418%, 08/01/25		500	499,940
Ω	4.451%, 09/08/25		750	746,466
Ω	4.451%, 09/09/25		500	497,583
Ω	4.452%, 09/10/25		3,000	2,985,134
Nestle Finance International Ltd.
Ω	4.470%, 09/04/25		1,000	995,787
Ω	4.427%, 09/08/25		3,000	2,985,543
Ω	4.449%, 09/12/25		500	497,344
Ω	4.459%, 09/15/25		2,000	1,988,858
Ω	4.438%, 09/23/25		1,000	993,460
Ω	4.412%, 10/16/25		2,500	2,476,717
Roche Holdings, Inc.
Ω	4.428%, 09/30/25		3,000	2,978,142
Sanofi SA
Ω	4.477%, 08/28/25		3,750	3,737,373
Ω	4.459%, 09/04/25		3,750	3,734,201
Ω	4.459%, 09/17/25		500	497,108
Ω	4.454%, 11/25/25		2,000	1,972,089
TOTAL UNITED STATES				30,072,288
TOTAL COMMERCIAL PAPER (Cost $102,598,296)				102,585,827
FOREIGN SOVEREIGN OBLIGATIONS — (7.1%)
CANADA — (4.5%)
Alberta Treasury Bills
∞	2.679%, 08/05/25	CAD	500	360,721
			Face Amount^	Value†
			(000)

CANADA — (Continued)
∞	2.669%, 09/02/25	CAD	1,100	$791,935
∞	2.708%, 09/09/25	CAD	2,200	1,583,044
Ontario Treasury Bills
∞	2.697%, 09/03/25	CAD	4,800	3,455,543
∞	2.719%, 09/10/25	CAD	3,300	2,374,471
∞	2.678%, 08/20/25	CAD	300	216,194
∞	2.661%, 08/06/25	CAD	1,600	1,154,226
∞	2.679%, 08/27/25	CAD	500	360,140
Quebec Treasury Bills
∞	2.668%, 08/22/25	CAD	1,250	900,693
∞	2.672%, 08/01/25	CAD	1,500	1,082,488
∞	2.642%, 08/15/25	CAD	1,600	1,153,476
∞	2.679%, 08/29/25	CAD	1,900	1,368,354
TOTAL CANADA				14,801,285
NEW ZEALAND — (0.4%)
New Zealand Local Government Funding Agency Bills
∞	3.305%, 08/25/25	NZD	1,500	881,582
∞	3.350%, 09/08/25	NZD	500	293,476
TOTAL NEW ZEALAND				1,175,058
SINGAPORE — (2.2%)
Monetary Authority of Singapore Bills
∞	2.201%, 08/21/25	SGD	3,900	3,000,869
∞	2.254%, 08/28/25	SGD	5,200	3,999,840
TOTAL SINGAPORE				7,000,709
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				22,977,052
TOTAL INVESTMENT SECURITIES (Cost $326,418,728)				324,622,090

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	44,525	515,018
TOTAL INVESTMENTS — (100.0%)
(Cost $326,933,746)^^			$325,137,108

Dimensional VA Global Bond Portfolio
CONTINUED
As of July 31, 2025, Dimensional VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	371,460	NZD	620,840	Citibank, N.A.	08/01/25	$5,723
USD	2,771,242	NZD	4,660,346	Royal Bank of Canada	08/01/25	25,833
USD	9,350,701	EUR	8,038,916	Bank of America Corp.	08/04/25	176,695
USD	713,829	EUR	606,205	Barclays Capital	08/04/25	22,028
USD	4,044,210	SGD	5,192,390	HSBC Bank	08/07/25	44,247
USD	9,323,281	SGD	11,969,526	NatWest Markets PLC	08/07/25	102,543
USD	3,037,286	SGD	3,895,254	Societe Generale	08/07/25	36,573
USD	6,087,770	CAD	8,297,439	Citibank, N.A.	08/11/25	96,538
USD	9,654,880	CAD	13,117,497	Royal Bank of Canada	08/15/25	181,430
USD	1,070,023	NZD	1,795,585	Australia and New Zealand Bank	08/19/25	11,693
USD	1,831,726	NZD	3,066,457	Citibank, N.A.	08/19/25	24,336
USD	554,376	EUR	475,085	Citibank, N.A.	08/22/25	11,563
USD	18,977,385	EUR	16,139,231	HSBC Bank	08/22/25	537,350
USD	666,413	EUR	571,248	Societe Generale	08/22/25	13,728
USD	660,843	EUR	566,026	State Street Bank and Trust	08/22/25	14,125
USD	5,006,301	EUR	4,269,514	UBS AG	08/22/25	128,126
USD	3,528,683	CAD	4,831,045	Citibank, N.A.	08/26/25	37,822
USD	1,336,263	AUD	2,072,260	Citibank, N.A.	08/29/25	3,951
USD	5,382,101	CAD	7,335,510	Citibank, N.A.	08/29/25	80,761
USD	9,915,796	EUR	8,645,121	Citibank, N.A.	09/03/25	30,347
USD	8,962,896	CAD	12,208,104	Citibank, N.A.	09/05/25	137,129
USD	1,679,081	CAD	2,299,511	Citibank, N.A.	09/08/25	16,421
USD	1,329,004	CAD	1,811,421	HSBC Bank	09/08/25	19,257
USD	3,965,759	CAD	5,425,150	Royal Bank of Canada	09/08/25	43,108
USD	2,781,021	NZD	4,598,309	Citibank, N.A.	09/09/25	68,687
USD	10,010,475	EUR	8,538,535	HSBC Bank	09/09/25	243,037
USD	2,414,379	EUR	2,049,255	NatWest Markets PLC	09/09/25	70,186
USD	1,037,518	EUR	879,265	Royal Bank of Canada	09/09/25	31,705
USD	2,827,509	EUR	2,436,429	State Street Bank and Trust	09/09/25	40,419
USD	80,566	EUR	70,289	Citibank, N.A.	09/26/25	71
USD	4,755,568	EUR	4,096,931	UBS AG	09/26/25	63,733
USD	1,246,781	NZD	2,080,189	Citibank, N.A.	09/29/25	18,898
USD	13,631,390	AUD	20,861,158	State Street Bank and Trust	10/09/25	208,546
USD	1,069,553	NZD	1,789,250	Citibank, N.A.	10/15/25	12,792
USD	13,280,567	AUD	20,524,530	Royal Bank of Canada	10/17/25	72,257
USD	1,246,089	EUR	1,054,350	HSBC Bank	10/21/25	36,662
USD	1,126,606	AUD	1,713,615	UBS AG	10/27/25	23,614
USD	2,282,073	NZD	3,826,164	Australia and New Zealand Bank	10/30/25	21,025
Total Appreciation						$2,712,959
NZD	5,324,818	USD	3,177,426	Australia and New Zealand Bank	08/01/25	$(40,578)
USD	319,828	NZD	543,632	Citibank, N.A.	08/01/25	(426)
NZD	500,000	USD	300,536	Citibank, N.A.	08/01/25	(5,986)
EUR	8,645,121	USD	9,896,070	Citibank, N.A.	08/04/25	(30,263)
SGD	4,807,180	USD	3,750,420	HSBC Bank	08/07/25	(47,204)
SGD	3,392,454	USD	2,621,907	NatWest Markets PLC	08/07/25	(8,526)
SGD	3,768,285	USD	2,904,478	Societe Generale	08/07/25	(1,575)
CAD	993,257	USD	727,367	Citibank, N.A.	08/11/25	(10,178)
CAD	5,985,163	USD	4,386,669	Citibank, N.A.	08/15/25	(64,188)
NZD	1,795,002	USD	1,090,480	State Street Bank and Trust	08/19/25	(32,493)
USD	1,485,860	AUD	2,312,260	HSBC Bank	08/29/25	(756)
AUD	335,303	USD	218,699	UBS AG	08/29/25	(3,124)
CAD	760,599	USD	553,434	Citibank, N.A.	09/05/25	(3,564)
CAD	6,184,382	USD	4,482,720	Societe Generale	09/05/25	(11,763)
Total (Depreciation)						$(260,624)
Total Appreciation (Depreciation)						$2,452,335

Dimensional VA Global Bond Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $124,019,300 or 36.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$25,341,257	—	$25,341,257
Belgium	—	9,547,135	—	9,547,135
Canada	—	17,890,465	—	17,890,465
Denmark	—	1,027,086	—	1,027,086
Finland	—	5,233,420	—	5,233,420
France	—	7,436,805	—	7,436,805
Germany	—	7,132,041	—	7,132,041
Netherlands	—	22,039,805	—	22,039,805
New Zealand	—	7,802,764	—	7,802,764
Norway	—	8,010,695	—	8,010,695
Singapore	—	7,310,184	—	7,310,184
Supranational Organization Obligations	—	56,720,259	—	56,720,259
Sweden	—	6,621,394	—	6,621,394
United States	—	6,937,004	—	6,937,004
U.S. Treasury Obligations	—	10,008,897	—	10,008,897
Commercial Paper	—	102,585,827	—	102,585,827
Foreign Sovereign Obligations	—	22,977,052	—	22,977,052
Securities Lending Collateral	—	515,018	—	515,018
Total Investments in Securities	—	$325,137,108	—	$325,137,108
Financial Instruments
Assets
Forward Currency Contracts**	—	2,712,959	—	2,712,959
Liabilities
Forward Currency Contracts**	—	(260,624)	—	(260,624)
Total Financial Instruments	—	$2,452,335	—	$2,452,335
** Valued at the unrealized appreciation/(depreciation) on the investment.

Dimensional VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.4%)
U.S. Treasury Inflation-Indexed Bonds
2.500%, 01/15/29	14,148	$14,707,428
3.875%, 04/15/29	16,112	17,560,678
3.375%, 04/15/32	12,713	14,115,618
2.125%, 02/15/40	8,923	8,766,191
2.125%, 02/15/41	9,247	8,995,171
0.750%, 02/15/42	7,824	6,032,347
0.625%, 02/15/43	6,991	5,153,597
1.375%, 02/15/44	9,103	7,583,052
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	12,870	12,716,141
0.875%, 01/15/29	18,332	18,053,951
0.250%, 07/15/29	3,330	3,200,968
0.125%, 01/15/30	20,302	19,182,539
0.125%, 07/15/30	6,770	6,366,712
0.125%, 01/15/31	22,862	21,197,089
0.125%, 07/15/31	18,889	17,396,430
0.125%, 01/15/32	20,293	18,392,940
0.625%, 07/15/32	1,936	1,804,395
1.125%, 01/15/33	3,993	3,809,232
1.375%, 07/15/33	2,646	2,563,513
1.750%, 01/15/34	6,588	6,513,856
1.875%, 07/15/34	3,073	3,068,532
TOTAL U.S. TREASURY OBLIGATIONS Cost ($224,579,827)		217,180,380

		Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	1,380,372	1,380,372
TOTAL INVESTMENTS — (100.0%)
(Cost $225,960,199)^^			$218,560,752
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$217,180,380	—	$217,180,380
Temporary Cash Investments	$1,380,372	—	—	1,380,372
Total Investments in Securities	$1,380,372	$217,180,380	—	$218,560,752

Dimensional VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (47.7%)
U.S. Core Equity 2 Portfolio	1,997,461	$82,035,713
U.S. Core Equity 1 Portfolio	638,813	29,442,898
Dimensional VA U.S. Large Value Portfolio	166,979	5,717,377
DFA Real Estate Securities Portfolio	55,875	2,245,044
TOTAL DOMESTIC EQUITIES		119,441,032
INTERNATIONAL EQUITIES — (17.5%)
International Core Equity 2 Portfolio	1,452,278	26,489,549
Emerging Markets Core Equity 2 Portfolio	504,463	13,418,709
Dimensional VA International Value Portfolio	180,769	3,045,965
DFA International Real Estate Securities Portfolio	217,734	831,742
TOTAL INTERNATIONAL EQUITIES		43,785,965
FIXED INCOME (INTERNATIONAL) — (34.8%)
DFA Selectively Hedged Global Fixed Income Portfolio	3,300,318	31,254,015
Dimensional VA Global Bond Portfolio	3,123,506	31,203,820
DFA Two-Year Global Fixed Income Portfolio	1,265,075	12,435,689
Dimensional VA Short-Term Fixed Portfolio	1,204,048	12,425,778
TOTAL FIXED INCOME (INTERNATIONAL)		87,319,302
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $168,818,158)		$250,546,299
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $92,890)	92,890	92,890
TOTAL INVESTMENTS — (100.0%) (Cost $168,911,048)^^		$250,639,189
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$250,546,299	—	—	$250,546,299
Temporary Cash Investments	92,890	—	—	92,890
Total Investments in Securities	$250,639,189	—	—	$250,639,189

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (5.5%)
#*	Live Nation Entertainment, Inc.	44,540	$6,578,558
	Meta Platforms, Inc., Class A	245,855	190,154,091
*	Netflix, Inc.	9,641	11,177,776
TOTAL COMMUNICATION SERVICES			207,910,425
CONSUMER DISCRETIONARY — (9.6%)
*	Amazon.com, Inc.	189,093	44,268,562
	Booking Holdings, Inc.	627	3,451,046
#*	Burlington Stores, Inc.	28,481	7,774,174
#*	Chipotle Mexican Grill, Inc.	481,735	20,656,797
	Darden Restaurants, Inc.	49,260	9,934,264
	Expedia Group, Inc.	70,338	12,676,314
	Home Depot, Inc.	374,391	137,592,437
	Las Vegas Sands Corp.	247,110	12,948,564
	Marriott International, Inc., Class A	1	264
	NIKE, Inc., Class B	84,854	6,337,745
	Ross Stores, Inc.	148,747	20,309,915
#	Royal Caribbean Cruises Ltd.	23,101	7,343,115
	Starbucks Corp.	37,155	3,312,740
	Tapestry, Inc.	31,964	3,453,071
	TJX Cos., Inc.	401,146	49,954,711
	Tractor Supply Co.	399,760	22,766,332
TOTAL CONSUMER DISCRETIONARY			362,780,051
CONSUMER STAPLES — (10.1%)
	Altria Group, Inc.	109,562	6,786,270
	Clorox Co.	38,671	4,855,531
	Coca-Cola Co.	748,524	50,817,294
	Colgate-Palmolive Co.	435,518	36,518,184
	Costco Wholesale Corp.	99,681	93,664,255
	Hershey Co.	471	87,667
	Kimberly-Clark Corp.	254,070	31,662,203
	PepsiCo, Inc.	430,987	59,441,727
	Procter & Gamble Co.	328,610	49,445,947
	Sysco Corp.	452,269	36,000,613
	Walmart, Inc.	125,566	12,302,957
TOTAL CONSUMER STAPLES			381,582,648
ENERGY — (1.6%)
	Cheniere Energy, Inc.	144,323	34,042,909
		Shares	Value†
ENERGY — (Continued)
	Targa Resources Corp.	144,608	$24,064,217
	Texas Pacific Land Corp.	723	699,958
TOTAL ENERGY			58,807,084
FINANCIALS — (11.0%)
	Ameriprise Financial, Inc.	54,064	28,015,424
	Aon PLC, Class A	39,368	14,003,591
	Equitable Holdings, Inc.	137,366	7,053,744
	FactSet Research Systems, Inc.	867	349,314
	LPL Financial Holdings, Inc.	36,681	14,515,772
	Marsh & McLennan Cos., Inc.	42,034	8,373,173
	Mastercard, Inc., Class A	288,273	163,298,007
	Moody's Corp.	35,508	18,312,541
	Visa, Inc., Class A	467,244	161,418,785
TOTAL FINANCIALS			415,340,351
HEALTH CARE — (11.9%)
	AbbVie, Inc.	697,582	131,856,950
	Amgen, Inc.	190,163	56,117,101
	Cencora, Inc.	153,459	43,901,551
	Eli Lilly & Co.	217,243	160,775,027
*	IDEXX Laboratories, Inc.	31,399	16,776,800
*	Solventum Corp.	39,626	2,827,711
*	Waters Corp.	14,661	4,233,510
	Zoetis, Inc.	230,337	33,580,831
TOTAL HEALTH CARE			450,069,481
INDUSTRIALS — (13.6%)
	3M Co.	192,306	28,695,901
	Automatic Data Processing, Inc.	130,798	40,481,981
*	Boeing Co.	47,733	10,589,089
	Booz Allen Hamilton Holding Corp.	47,271	5,073,596
	Broadridge Financial Solutions, Inc.	60,069	14,867,678
	Caterpillar, Inc.	120,375	52,726,658
#	Cintas Corp.	63,599	14,153,957
	Fastenal Co.	312,513	14,416,225
#	Honeywell International, Inc.	166,186	36,951,457
	Illinois Tool Works, Inc.	93,367	23,899,151

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lennox International, Inc.	20,650	$12,575,850
	Lincoln Electric Holdings, Inc.	3,675	894,863
	Lockheed Martin Corp.	87,680	36,911,526
	Old Dominion Freight Line, Inc.	46,086	6,878,336
	Paychex, Inc.	233,823	33,747,674
	Rockwell Automation, Inc.	16,558	5,823,614
	Rollins, Inc.	75,167	4,304,814
	Trane Technologies PLC	26,619	11,661,252
	Union Pacific Corp.	110,609	24,551,880
	Veralto Corp.	14,806	1,552,113
	Verisk Analytics, Inc.	111,740	31,143,055
	Vertiv Holdings Co., Class A	222,250	32,359,600
	Waste Management, Inc.	137,529	31,516,146
	WW Grainger, Inc.	36,312	37,747,776
*	XPO, Inc.	19,935	2,397,981
TOTAL INDUSTRIALS			515,922,173
INFORMATION TECHNOLOGY — (33.2%)
*	Adobe, Inc.	102,145	36,536,245
	Apple, Inc.	973,491	202,067,527
	Applied Materials, Inc.	5,019	903,721
*	AppLovin Corp., Class A	125,307	48,957,445
*	Autodesk, Inc.	45,453	13,777,259
	CDW Corp.	86,520	15,087,358
*	Fortinet, Inc.	143,683	14,353,932
*	Gartner, Inc.	49,139	16,640,922
*	GoDaddy, Inc., Class A	72,732	11,752,037
	International Business Machines Corp.	160,635	40,664,750
	Jabil, Inc.	52,267	11,664,426
	KLA Corp.	31,675	27,843,275
	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Lam Research Corp.	405,720	$38,478,485
* Manhattan Associates, Inc.	515	113,125
Microsoft Corp.	474,237	253,005,440
Motorola Solutions, Inc.	88,280	38,753,154
NetApp, Inc.	144,515	15,048,347
NVIDIA Corp.	1,688,812	300,388,990
Oracle Corp.	615,281	156,139,859
# Texas Instruments, Inc.	93,349	16,901,770
TOTAL INFORMATION TECHNOLOGY		1,259,078,067
MATERIALS — (0.5%)
Sherwin-Williams Co.	60,821	20,124,452
UTILITIES — (1.9%)
NRG Energy, Inc.	157,695	26,366,604
Vistra Corp.	222,859	46,475,016
TOTAL UTILITIES		72,841,620
TOTAL COMMON STOCKS Cost ($2,040,786,082)		3,744,456,352

TEMPORARY CASH INVESTMENTS — (0.8%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	30,483,384	30,483,384
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	1,067,814	12,351,408
TOTAL INVESTMENTS — (100.0%)
(Cost $2,083,620,874)^^			$3,787,291,144
As of July 31, 2025, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	86	09/19/25	$26,214,990	$27,409,275	$1,194,285
Total Futures Contracts			$26,214,990	$27,409,275	$1,194,285

U.S. Large Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$207,910,425	—	—	$207,910,425
Consumer Discretionary	362,780,051	—	—	362,780,051
Consumer Staples	381,582,648	—	—	381,582,648
Energy	58,807,084	—	—	58,807,084
Financials	415,340,351	—	—	415,340,351
Health Care	450,069,481	—	—	450,069,481
Industrials	515,922,173	—	—	515,922,173
Information Technology	1,259,078,067	—	—	1,259,078,067
Materials	20,124,452	—	—	20,124,452
Utilities	72,841,620	—	—	72,841,620
Temporary Cash Investments	30,483,384	—	—	30,483,384
Securities Lending Collateral	—	$12,351,408	—	12,351,408
Total Investments in Securities	$3,774,939,736	$12,351,408	—	$3,787,291,144
Financial Instruments
Assets
Futures Contracts**	1,194,285	—	—	1,194,285
Total Financial Instruments	$1,194,285	—	—	$1,194,285
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.3%)
COMMUNICATION SERVICES — (2.3%)
*	Anterix, Inc.	14,029	$311,584
*	Cargurus, Inc.	50,875	1,669,717
#	Cinemark Holdings, Inc.	132,090	3,549,258
*	EverQuote, Inc., Class A	30,957	761,233
*	Gambling.com Group Ltd.	32,777	346,453
*	Gannett Co., Inc.	122,018	464,889
*	Gogo, Inc.	126,622	2,008,225
	IDT Corp., Class B	26,370	1,553,457
*	IMAX Corp.	72,775	1,876,867
	Iridium Communications, Inc.	118,284	2,893,227
	John Wiley & Sons, Inc. (WLY US), Class A	47,521	1,834,311
*	Lumen Technologies, Inc.	1,122,804	4,996,478
*	Madison Square Garden Entertainment Corp.	40,151	1,517,306
#*	Magnite, Inc.	122,143	2,810,510
	New York Times Co., Class A	109,707	5,692,696
	Nexstar Media Group, Inc.	1,166	218,170
*	QuinStreet, Inc.	55,293	907,358
*	Stagwell, Inc.	236,664	1,356,085
*	TechTarget, Inc.	28,638	207,339
*	Travelzoo	10,684	106,733
*	TripAdvisor, Inc.	104,075	1,820,272
*	Yelp, Inc.	70,499	2,427,281
TOTAL COMMUNICATION SERVICES			39,329,449
CONSUMER DISCRETIONARY — (16.7%)
*	Abercrombie & Fitch Co., Class A	48,757	4,681,647
*	Accel Entertainment, Inc.	46,293	595,328
#	Acushnet Holdings Corp.	73,215	5,829,378
*	Adtalem Global Education, Inc.	32,450	3,708,062
	Aramark	188,470	8,021,283
#*	Arhaus, Inc.	55,737	488,256
	Autoliv, Inc.	56,750	6,330,462
*	AutoNation, Inc.	29,966	5,772,650
*	Birkenstock Holding PLC	78,026	3,908,322
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	BJ's Restaurants, Inc.	20,805	$737,121
	Bloomin' Brands, Inc.	5,278	48,083
#*	Boot Barn Holdings, Inc.	30,537	5,249,310
	Boyd Gaming Corp.	2,041	173,281
*	Bright Horizons Family Solutions, Inc.	37,336	4,222,702
*	Brinker International, Inc.	47,295	7,453,692
#	Buckle, Inc.	54,152	2,673,484
#	Build-A-Bear Workshop, Inc.	15,652	793,713
#	Camping World Holdings, Inc., Class A	65,399	905,122
	Carriage Services, Inc.	13,503	606,555
*	Cavco Industries, Inc.	8,315	3,356,516
*	Champion Homes, Inc.	56,415	3,435,674
#	Cheesecake Factory, Inc.	61,747	3,946,251
#	Choice Hotels International, Inc.	34,922	4,459,889
	Churchill Downs, Inc.	26,553	2,842,233
*	Cooper-Standard Holdings, Inc.	7,200	173,520
#	Cracker Barrel Old Country Store, Inc.	21,298	1,320,476
	Cricut, Inc., Class A	8,191	40,136
*	Crocs, Inc.	54,110	5,396,390
#*	Dave & Buster's Entertainment, Inc.	40,070	1,171,647
#	Dillard's, Inc., Class A	9,875	4,610,934
*	Dorman Products, Inc.	26,871	3,241,180
*	Dutch Bros, Inc., Class A	96,381	5,712,502
*	Envela Corp.	10,494	56,877
#*	European Wax Center, Inc., Class A	56,459	264,228
*	Figs, Inc., Class A	71,146	462,449
*	Five Below, Inc.	21,211	2,895,726
#*	Floor & Decor Holdings, Inc., Class A	65,899	5,050,499
*	Frontdoor, Inc.	79,753	4,665,551
	Gap, Inc.	283,018	5,507,530
*	Global Business Travel Group I	175,110	1,125,957
*	Grand Canyon Education, Inc.	31,916	5,381,995
#*	Groupon, Inc.	19,084	588,551
	H&R Block, Inc.	72,783	3,955,028
*	Hanesbrands, Inc.	376,324	1,539,165

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hasbro, Inc.	148,500	$11,161,260
*	Hilton Grand Vacations, Inc.	36,798	1,649,286
#	Installed Building Products, Inc.	30,114	6,091,761
	J Jill, Inc.	2,111	33,100
	Jack in the Box, Inc.	1,733	34,140
	Kontoor Brands, Inc.	65,219	3,630,090
#*	Kura Sushi USA, Inc., Class A	10,600	930,044
*	Laureate Education, Inc.	150,089	3,392,011
	Levi Strauss & Co., Class A	79,519	1,565,729
*	Life Time Group Holdings, Inc.	127,662	3,666,453
*	Light & Wonder, Inc.	6,269	603,830
*	Lincoln Educational Services Corp.	22,942	524,684
#	Lucky Strike Entertainment Corp.	13,273	131,403
	Marine Products Corp.	4,479	38,475
*	Mattel, Inc.	235,823	4,011,349
*	MGM Resorts International	3,707	135,120
*	Modine Manufacturing Co.	59,366	7,988,289
	Murphy USA, Inc.	20,166	7,309,772
	Nathan's Famous, Inc.	430	40,850
*	Norwegian Cruise Line Holdings Ltd.	460,347	11,766,469
#*	Ollie's Bargain Outlet Holdings, Inc.	48,845	6,673,692
	OneSpaWorld Holdings Ltd.	108,643	2,403,183
	Papa John's International, Inc.	6,657	282,323
	Patrick Industries, Inc.	32,776	3,187,138
	Pool Corp.	3,528	1,087,118
*	Potbelly Corp.	30,935	372,148
	Red Rock Resorts, Inc., Class A	49,765	3,053,083
*	Revolve Group, Inc.	36,747	762,500
*	Rush Street Interactive, Inc.	82,804	1,669,329
*	Savers Value Village, Inc.	75,256	783,415
	Service Corp. International	45,723	3,489,122
*	Shake Shack, Inc., Class A	24,125	2,903,203
#	Somnigroup International, Inc.	92,274	6,678,792
	Sonic Automotive, Inc., Class A	1,757	127,119
*	Sonos, Inc.	17,290	186,905
*	Stride, Inc.	38,763	4,970,579
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tapestry, Inc.	7,368	$795,965
*	Tile Shop Holdings, Inc.	6,058	38,226
*	TopBuild Corp.	22,260	8,245,772
*	United Parks & Resorts, Inc.	30,650	1,450,665
*	Universal Technical Institute, Inc.	57,813	1,862,735
	Upbound Group, Inc.	58,300	1,203,021
*	Urban Outfitters, Inc.	30,897	2,325,926
	Vail Resorts, Inc.	39,415	5,922,498
#*	Valvoline, Inc.	135,766	4,785,751
	VF Corp.	262,845	3,080,543
#*	Victoria's Secret & Co.	64,359	1,209,949
	Wendy's Co.	208,713	2,055,823
#	Wolverine World Wide, Inc.	79,720	1,800,078
	Wyndham Hotels & Resorts, Inc.	79,859	6,867,874
#*Ω	XPEL, Inc.	28,298	925,062
*	YETI Holdings, Inc.	82,800	3,042,072
TOTAL CONSUMER DISCRETIONARY			282,345,079
CONSUMER STAPLES — (5.0%)
	Albertsons Cos., Inc., Class A	151,939	2,920,268
*	Boston Beer Co., Inc. , Class A	5,634	1,166,689
	Cal-Maine Foods, Inc.	2,230	247,842
	Campbell's Co.	15,503	494,856
#*	Celsius Holdings, Inc.	55,519	2,517,231
*	Chefs' Warehouse, Inc.	41,553	2,848,874
	Coca-Cola Consolidated, Inc.	57,069	6,377,461
*	elf Beauty, Inc.	36,569	4,431,797
#	Energizer Holdings, Inc.	78,723	1,772,842
	Flowers Foods, Inc.	142,854	2,264,236
*»	Fresh Market, Inc.	15,766	0
*	Freshpet, Inc.	38,602	2,637,289
*	Honest Co., Inc.	36,019	166,048
#	Interparfums, Inc.	32,129	3,874,757
	J&J Snack Foods Corp.	15,210	1,717,057
	John B Sanfilippo & Son, Inc.	8,838	559,534
	Lamb Weston Holdings, Inc.	133,784	7,635,053
#	Lifevantage Corp.	7,153	89,770
*	Lifeway Foods, Inc.	9,286	234,193
*	Mama's Creations, Inc.	39,681	327,765
*	Maplebear, Inc.	9,855	472,744
	Marzetti Co.	22,703	4,035,685

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	National Beverage Corp.	69,935	$3,204,422
	Natural Grocers by Vitamin Cottage, Inc.	22,584	855,708
	Oil-Dri Corp. of America	7,956	448,718
	Pilgrim's Pride Corp.	78,950	3,741,440
#	PriceSmart, Inc.	25,617	2,753,827
	Reynolds Consumer Products, Inc.	126,322	2,840,982
*	Sprouts Farmers Market, Inc.	75,102	11,380,957
#	Tootsie Roll Industries, Inc.	40,866	1,550,047
	Turning Point Brands, Inc.	23,500	1,949,090
	Utz Brands, Inc.	77,240	1,006,437
*	Vita Coco Co., Inc.	60,138	2,120,466
*	Vital Farms, Inc.	47,004	1,748,549
	WD-40 Co.	14,039	3,009,962
	WK Kellogg Co.	72,139	1,662,804
TOTAL CONSUMER STAPLES			85,065,400
ENERGY — (2.1%)
	Antero Midstream Corp.	351,128	6,443,199
	Archrock, Inc.	166,562	3,890,888
	Aris Water Solutions, Inc., Class A	30,903	657,307
	Cactus, Inc., Class A	64,680	2,736,611
#*	Centrus Energy Corp., Class A	16,257	3,501,758
#*	Comstock Resources, Inc.	183,822	3,284,899
	Core Laboratories, Inc.	7,045	77,072
#	CVR Energy, Inc.	87,722	2,349,195
	Energy Services of America Corp.	16,380	179,033
	Excelerate Energy, Inc., Class A	20,233	519,179
*	KLX Energy Services Holdings, Inc.	576	1,031
	Magnolia Oil & Gas Corp., Class A	187,051	4,455,555
*	Nabors Industries Ltd.	836	29,076
*	Oceaneering International, Inc.	111,989	2,430,161
	Schlumberger NV	22,571	762,900
#	Solaris Energy Infrastructure, Inc.	25,571	835,405
#*	Uranium Energy Corp.	131,985	1,144,310
		Shares	Value†
ENERGY — (Continued)
	Weatherford International PLC	35,266	$1,994,292
TOTAL ENERGY			35,291,871
FINANCIALS — (10.5%)
	Acadian Asset Management, Inc.	36,313	1,517,520
	AMERISAFE, Inc.	20,353	911,407
	Artisan Partners Asset Management, Inc., Class A	73,603	3,330,536
*	AvidXchange Holdings, Inc.	20,512	202,248
#*	Baldwin Insurance Group, Inc.	22,534	830,153
	BancFirst Corp.	9,576	1,192,404
*	Bancorp, Inc.	55,822	3,525,718
	BGC Group, Inc., Class A	370,848	3,437,761
*	Cantaloupe, Inc.	78,482	868,796
	Cass Information Systems, Inc.	11,423	457,034
	City Holding Co.	10,395	1,269,229
*	Coastal Financial Corp.	13,585	1,306,877
	Cohen & Steers, Inc.	54,049	3,975,844
	Commerce Bancshares, Inc.	16,790	1,027,548
	Crawford & Co. (CRD/A US), Class A	26,953	257,940
	Crawford & Co. (CRD/B US), Class B	30,600	281,826
#*	Credit Acceptance Corp.	8,397	4,116,881
*	Dave, Inc.	11,541	2,721,368
	Diamond Hill Investment Group, Inc.	2,665	361,294
	DigitalBridge Group, Inc.	114,781	1,232,748
*	Donnelley Financial Solutions, Inc.	33,609	1,779,933
	Esquire Financial Holdings, Inc.	6,482	621,494
*	Euronet Worldwide, Inc.	42,989	4,177,671
	Evercore, Inc., Class A	33,780	10,172,509
	EVERTEC, Inc.	72,062	2,605,041
	Federated Hermes, Inc.	84,142	4,170,919
	First Financial Bankshares, Inc.	124,281	4,302,608

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FirstCash Holdings, Inc.	33,647	$4,484,809
*	GBank Financial Holdings, Inc.	712	26,725
#	Goosehead Insurance, Inc., Class A	22,220	2,020,020
	Hamilton Lane, Inc., Class A	42,339	6,448,230
#	HCI Group, Inc.	10,285	1,440,311
*	International Money Express, Inc.	26,385	237,201
*	Kingstone Cos., Inc.	3,841	62,954
	Kinsale Capital Group, Inc.	16,598	7,314,573
	Lakeland Financial Corp.	21,716	1,376,143
	Lazard, Inc.	116,686	6,065,338
*	LendingTree, Inc.	14,012	654,080
	MarketAxess Holdings, Inc.	32,680	6,715,740
*	Marqeta, Inc., Class A	375,097	2,138,053
	Moelis & Co., Class A	70,562	4,949,219
*	NCR Atleos Corp.	77,501	2,371,531
#*	Oscar Health, Inc., Class A	153,979	2,163,405
*	Palomar Holdings, Inc.	28,461	3,770,798
*	Paymentus Holdings, Inc., Class A	8,068	224,936
*	Payoneer Global, Inc.	358,843	2,357,598
*	Paysign, Inc.	29,320	218,141
	Piper Sandler Cos.	14,630	4,613,132
#	PJT Partners, Inc., Class A	24,965	4,459,248
	Primerica, Inc.	28,828	7,657,582
	RLI Corp.	79,092	5,219,281
*	Root, Inc., Class A	12,453	1,507,187
	SEI Investments Co.	54,197	4,775,840
	ServisFirst Bancshares, Inc.	33,243	2,614,562
#*	Shift4 Payments, Inc., Class A	58,761	6,052,383
	Silvercrest Asset Management Group, Inc., Class A	11,193	183,117
*	Skyward Specialty Insurance Group, Inc.	35,522	1,796,703
	SLM Corp.	189,078	6,012,680
#	Victory Capital Holdings, Inc., Class A	58,325	4,019,176
	Virtu Financial, Inc., Class A	80,234	3,541,529
#	Western Union Co.	341,325	2,747,666
*	WEX, Inc.	33,714	5,720,591
	WisdomTree, Inc.	165,757	2,199,595
TOTAL FINANCIALS			178,815,384
		Shares	Value†
HEALTH CARE — (9.5%)
*	ACADIA Pharmaceuticals, Inc.	119,631	$2,850,807
*	ADMA Biologics, Inc.	261,277	4,885,880
*	Akebia Therapeutics, Inc.	280,872	1,035,013
*	Alkermes PLC	157,288	4,166,559
*	Amedisys, Inc.	8,478	835,931
*	Amneal Pharmaceuticals, Inc.	154,266	1,206,360
*	ANI Pharmaceuticals, Inc.	21,271	1,347,518
#*	Artivion, Inc.	45,235	1,398,214
*	AtriCure, Inc.	24,121	846,647
	Bio-Techne Corp.	69,468	3,801,984
*	Brookdale Senior Living, Inc.	243,381	1,886,203
	Bruker Corp.	107,353	4,125,576
*	CareDx, Inc.	31,989	392,985
*	Catalyst Pharmaceuticals, Inc.	95,670	2,040,641
*	Charles River Laboratories International, Inc.	3,100	525,884
	Chemed Corp.	14,266	5,881,872
*	Collegium Pharmaceutical, Inc.	44,485	1,328,322
	Concentra Group Holdings Parent, Inc.	98,491	1,966,865
*	Corcept Therapeutics, Inc.	102,880	6,910,450
*	CorVel Corp.	54,109	4,794,057
*	CytomX Therapeutics, Inc.	68,553	150,131
#*	DaVita, Inc.	32,137	4,511,071
*	Electromed, Inc.	7,663	139,543
	Encompass Health Corp.	92,983	10,238,358
	Ensign Group, Inc.	50,876	7,631,400
*	Exact Sciences Corp.	23,114	1,085,202
#*	Exelixis, Inc.	195,430	7,078,475
*	GoodRx Holdings, Inc., Class A	26,813	128,434
*	Haemonetics Corp.	42,950	3,180,018
*	Halozyme Therapeutics, Inc.	129,842	7,786,625
*	Harmony Biosciences Holdings, Inc.	59,448	2,091,381
#*	Harrow, Inc.	32,759	1,040,426
*	HealthEquity, Inc.	63,503	6,159,791
	HealthStream, Inc.	19,879	520,035
*	Henry Schein, Inc.	28,650	1,938,173
*	Integer Holdings Corp.	20,886	2,266,340
	iRadimed Corp.	7,694	448,868

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Kiniksa Pharmaceuticals International PLC	39,471	$1,194,392
*	Krystal Biotech, Inc.	11,861	1,825,052
*	Lantheus Holdings, Inc.	65,526	4,664,796
#	LeMaitre Vascular, Inc.	11,913	967,812
*	Masimo Corp.	10,182	1,565,890
*	Medpace Holdings, Inc.	21,882	9,347,990
#*	Merit Medical Systems, Inc.	51,650	4,383,019
	Mesa Laboratories, Inc.	5,456	417,275
*	MiMedx Group, Inc.	147,705	1,061,999
	National Research Corp.	24,368	304,600
*	Niagen Bioscience, Inc.	59,926	560,308
#*	Nutex Health, Inc.	2,088	177,083
*	Option Care Health, Inc.	164,607	4,831,215
	Organon & Co.	262,585	2,547,074
*	Pennant Group, Inc.	26,985	598,257
	Phibro Animal Health Corp., Class A	16,246	430,519
*	Privia Health Group, Inc.	117,256	2,288,837
*	Progyny, Inc.	68,529	1,611,117
*	Protagonist Therapeutics, Inc.	11,127	599,300
*	RadNet, Inc.	46,255	2,531,536
*	Repligen Corp.	24,789	2,902,048
*	Rigel Pharmaceuticals, Inc.	7,459	157,087
*	Sarepta Therapeutics, Inc.	21,003	344,869
	Select Medical Holdings Corp.	21,683	320,692
#*	Semler Scientific, Inc.	6,008	215,387
*	Sotera Health Co.	307,822	3,536,875
*	Surmodics, Inc.	12,790	459,161
	U.S. Physical Therapy, Inc.	8,249	603,414
#*	UFP Technologies, Inc.	8,144	1,843,720
TOTAL HEALTH CARE			160,913,363
INDUSTRIALS — (26.7%)
	A.O. Smith Corp.	89,209	6,315,105
#	AAON, Inc.	81,836	6,833,306
#	Acuity, Inc.	17,861	5,561,022
	Advanced Drainage Systems, Inc.	64,643	7,417,784
#	Alamo Group, Inc.	6,591	1,467,025
	Albany International Corp., Class A	17,824	965,883
		Shares	Value†
INDUSTRIALS — (Continued)
	Allison Transmission Holdings, Inc.	89,446	$8,056,401
	Alta Equipment Group, Inc.	24,236	188,071
*	API Group Corp.	177,300	6,395,211
	Applied Industrial Technologies, Inc.	35,348	9,596,982
	Argan, Inc.	14,158	3,468,427
	Armstrong World Industries, Inc.	41,056	7,725,508
*	Astronics Corp. (ATRO US)	25,254	912,174
*	ATI, Inc.	78,281	6,022,940
	Atmus Filtration Technologies, Inc.	85,679	3,333,770
	AZZ, Inc.	27,535	3,015,082
	Barrett Business Services, Inc.	30,207	1,388,616
#*	Blue Bird Corp.	34,915	1,563,843
	Brady Corp., Class A	44,965	3,173,180
	Brink's Co.	43,803	3,825,754
	BWX Technologies, Inc.	73,574	11,178,098
*	CACI International, Inc., Class A	2,861	1,317,691
	Cadre Holdings, Inc.	42,062	1,390,990
*	Casella Waste Systems, Inc., Class A	17,221	1,872,439
*	CECO Environmental Corp.	21,840	981,708
#*	Centuri Holdings, Inc.	13,066	284,839
*	Chart Industries, Inc.	24,213	4,814,271
*	Clean Harbors, Inc.	8,069	1,902,751
*	Construction Partners, Inc., Class A	33,202	3,348,422
*	Core & Main, Inc., Class A	151,826	9,662,207
	CRA International, Inc.	7,896	1,394,907
	Crane Co.	3,599	704,576
	CSG Systems International, Inc.	33,882	2,116,270
	CSW Industrials, Inc.	10,896	2,827,294
*	Dayforce, Inc.	17,742	1,023,181
	Donaldson Co., Inc.	109,212	7,859,988
	Douglas Dynamics, Inc.	14,299	408,951
*	Driven Brands Holdings, Inc.	28,538	482,292
*	DXP Enterprises, Inc.	14,158	1,603,535
*	Dycom Industries, Inc.	28,599	7,687,697
*	Energy Recovery, Inc.	54,861	737,880
	Enerpac Tool Group Corp.	58,479	2,252,026
	Enpro, Inc.	4,596	976,236
	Esab Corp.	34,376	4,612,228
	ESCO Technologies, Inc.	12,468	2,415,052

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Everus Construction Group, Inc.	50,064	$3,717,753
*	ExlService Holdings, Inc.	160,004	6,948,974
	Exponent, Inc.	51,266	3,535,303
	Federal Signal Corp.	60,157	7,614,071
#*	First Advantage Corp.	52,902	914,676
	Flowserve Corp.	72,531	4,064,637
	Fortune Brands Innovations, Inc.	73,741	4,021,834
#*	Franklin Covey Co.	15,085	297,325
	Franklin Electric Co., Inc.	41,302	3,880,323
	FTAI Aviation Ltd.	79,702	10,967,792
*	FTI Consulting, Inc.	29,616	4,926,622
*	Generac Holdings, Inc.	35,318	6,876,061
#	Genpact Ltd.	122,614	5,401,147
	Global Industrial Co.	39,045	1,329,873
	Gorman-Rupp Co.	20,106	827,563
*	Graham Corp.	10,388	593,674
	Granite Construction, Inc.	29,209	2,759,374
	Griffon Corp.	47,269	3,841,552
	Herc Holdings, Inc.	33,800	3,948,178
	Hexcel Corp.	67,939	4,070,225
	HNI Corp.	49,046	2,522,926
*	Huron Consulting Group, Inc.	19,146	2,528,804
*	IBEX Holdings Ltd.	9,200	272,044
*	IES Holdings, Inc.	20,180	7,124,953
#*	Innodata, Inc.	30,980	1,700,802
*	Innovative Solutions & Support, Inc.	6,000	93,240
	Insperity, Inc.	40,993	2,442,363
	Interface, Inc.	21,888	451,331
	ITT, Inc.	12,603	2,142,006
#	Kadant, Inc.	11,703	3,894,407
	Karat Packaging, Inc.	15,201	413,923
	KBR, Inc.	120,328	5,624,131
	Kforce, Inc.	20,836	726,135
*	Kratos Defense & Security Solutions, Inc.	10,729	629,792
	Landstar System, Inc.	33,863	4,516,308
*	Legalzoom.com, Inc.	180,323	1,621,104
	Leonardo DRS, Inc.	29,261	1,217,258
*	Limbach Holdings, Inc.	13,331	1,826,347
	Lindsay Corp.	10,201	1,392,539
*	Liquidity Services, Inc.	23,854	569,634
	LSI Industries, Inc.	9,868	180,584
*	MasTec, Inc.	39,557	7,484,580
	Maximus, Inc.	36,963	2,730,087
	McGrath RentCorp	18,456	2,303,124
	Moog, Inc., Class A	19,553	3,785,070
	MSA Safety, Inc.	33,178	5,901,371
	MSC Industrial Direct Co., Inc., Class A	51,001	4,417,707
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	67,514	$5,763,670
	Mueller Water Products, Inc., Class A	162,321	4,019,068
*	MYR Group, Inc.	17,301	3,347,743
*	NEXTracker, Inc., Class A	112,250	6,539,685
	nVent Electric PLC	70,731	5,546,725
	Omega Flex, Inc.	10,035	320,116
*	Parsons Corp.	64,013	4,749,765
*	Paylocity Holding Corp.	32,919	6,086,065
#	Powell Industries, Inc.	13,940	3,305,174
*	Power Solutions International, Inc.	382	35,813
	Primoris Services Corp.	36,529	3,439,936
	Quad/Graphics, Inc.	43,907	234,024
*	RCM Technologies, Inc.	8,848	213,325
	REV Group, Inc.	55,145	2,732,435
	Robert Half, Inc.	94,383	3,483,677
*	Saia, Inc.	15,572	4,706,481
	Science Applications International Corp.	47,653	5,312,356
	Simpson Manufacturing Co., Inc.	40,731	7,308,363
*	SiteOne Landscape Supply, Inc.	31,663	4,364,111
*	SPX Technologies, Inc.	13,243	2,415,391
	Standex International Corp.	11,794	1,942,944
*	Sterling Infrastructure, Inc.	33,025	8,837,160
*	TaskUS, Inc., Class A	14,647	250,171
*	Team, Inc.	312	5,126
	Tecnoglass, Inc.	47,470	3,704,084
	Tennant Co.	11,515	950,448
	Tetra Tech, Inc.	154,844	5,688,969
	Toro Co.	73,965	5,491,901
*	Transcat, Inc.	5,467	417,843
*	Trex Co., Inc.	103,459	6,646,206
	TriNet Group, Inc.	50,523	3,425,965
	Trinity Industries, Inc.	14,671	341,834
*	Upwork, Inc.	120,983	1,446,957
	Valmont Industries, Inc.	18,335	6,673,023
*	Verra Mobility Corp.	165,410	4,178,257
*	Vicor Corp.	14,407	640,247
	VSE Corp.	4,893	765,950
	Watts Water Technologies, Inc., Class A	23,210	6,088,447
*	Willdan Group, Inc.	10,885	928,490
	Willis Lease Finance Corp.	125	17,698

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	WillScot Holdings Corp.	180,337	$5,292,891
	Zurn Elkay Water Solutions Corp.	116,704	5,164,152
TOTAL INDUSTRIALS			452,953,826
INFORMATION TECHNOLOGY — (13.1%)
*	8x8, Inc.	47,177	91,523
	A10 Networks, Inc.	84,397	1,554,593
*	ACI Worldwide, Inc.	92,174	3,922,925
	Adeia, Inc.	116,303	1,506,124
	Advanced Energy Industries, Inc.	36,397	5,056,271
*	Alarm.com Holdings, Inc.	52,178	2,850,484
	Amdocs Ltd.	69,844	5,961,884
*	Appfolio, Inc., Class A	20,004	5,348,670
	Badger Meter, Inc.	30,565	5,769,449
	Bel Fuse, Inc. (BELFB US), Class B	9,956	1,294,678
	Belden, Inc.	41,393	5,118,244
*	BK Technologies Corp.	2,950	114,578
*	Blackbaud, Inc.	52,720	3,554,382
#*	BlackLine, Inc.	32,125	1,727,683
*	Box, Inc., Class A	63,631	2,042,555
*	Calix, Inc.	33,679	1,909,263
*	CCC Intelligent Solutions Holdings, Inc.	434,136	4,198,095
*	Cerence, Inc.	27,513	236,612
*	Ciena Corp.	104,275	9,680,891
*	Cirrus Logic, Inc.	48,633	4,897,829
	Clear Secure, Inc., Class A	100,984	2,969,939
*	Clearwater Analytics Holdings, Inc., Class A	40,863	827,884
	Climb Global Solutions, Inc.	4,595	542,210
	Cognex Corp.	119,172	4,858,642
*	Commvault Systems, Inc.	47,168	8,959,562
*	Consensus Cloud Solutions, Inc.	812	16,386
*	CoreCard Corp.	1,963	56,829
	Crane NXT Co.	59,187	3,512,157
*	Crexendo, Inc.	17,231	95,977
	CTS Corp.	42,803	1,677,450
*	Daktronics, Inc.	44,871	727,808
	Dolby Laboratories, Inc., Class A	41,255	3,108,152
*	eGain Corp.	28,901	178,608
*	Enphase Energy, Inc.	10,101	326,868
*	EPAM Systems, Inc.	13,629	2,149,430
*	EverCommerce, Inc.	399	4,281
*	Fabrinet	12,853	4,160,902
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Five9, Inc.	54,862	$1,417,085
*	FormFactor, Inc.	63,084	1,792,216
	Frequency Electronics, Inc.	9,871	262,569
	Hackett Group, Inc.	32,136	751,661
*	Harmonic, Inc.	83,937	714,304
#*	I3 Verticals, Inc., Class A	29,879	836,014
*	Insight Enterprises, Inc.	22,437	2,660,579
#	InterDigital, Inc.	28,297	7,306,285
*	Itron, Inc.	38,697	4,819,324
*	Kyndryl Holdings, Inc.	267,278	10,095,090
*	Lattice Semiconductor Corp.	99,693	4,967,702
	Littelfuse, Inc.	671	172,668
*	MACOM Technology Solutions Holdings, Inc.	34,976	4,796,609
*	Manhattan Associates, Inc.	2,909	638,991
*	Meridianlink, Inc.	73,346	1,172,069
*	Mirion Technologies, Inc.	89,689	2,004,549
	MKS, Inc.	45,361	4,317,460
*	M-Tron Industries, Inc.	704	30,962
	Napco Security Technologies, Inc.	39,586	1,208,561
*	nCino, Inc.	63,574	1,775,304
*	Novanta, Inc.	9,221	1,134,367
	NVE Corp.	5,633	356,738
	OneSpan, Inc.	34,163	503,904
*	Onto Innovation, Inc.	15,973	1,513,442
*	Ooma, Inc.	18,434	209,779
*	OSI Systems, Inc.	17,857	3,946,576
*	PAR Technology Corp.	18,020	1,095,256
*	PDF Solutions, Inc.	38,751	861,435
	Pegasystems, Inc.	178,430	10,475,625
*	Plexus Corp.	18,478	2,355,945
#	Power Integrations, Inc.	44,252	2,147,107
	Progress Software Corp.	50,209	2,414,049
*	Qualys, Inc.	38,992	5,188,665
*	Rambus, Inc.	77,339	5,717,672
*	Rapid7, Inc.	61,966	1,308,722
	Red Violet, Inc.	6,975	309,202
*	Sanmina Corp.	7,363	854,403
	Sapiens International Corp. NV	56,930	1,560,451
*	SEMrush Holdings, Inc., Class A	18,034	161,585
#*	Silicon Laboratories, Inc.	15,720	2,071,424
*	SkyWater Technology, Inc.	5,866	52,501
*	Sprinklr, Inc., Class A	135,172	1,217,900

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synchronoss Technologies, Inc.	816	$5,973
*	Teradata Corp.	102,861	2,152,881
*	TTM Technologies, Inc.	52,258	2,469,191
*	UiPath, Inc., Class A	272,146	3,197,715
*	Unisys Corp.	39,278	162,218
	Universal Display Corp.	31,303	4,520,153
*	Vertex, Inc., Class A	71,762	2,380,346
*	Viant Technology, Inc., Class A	1,078	15,631
*	Viavi Solutions, Inc.	229,511	2,306,586
	Vontier Corp.	151,877	6,298,339
TOTAL INFORMATION TECHNOLOGY			221,715,601
MATERIALS — (6.0%)
	AptarGroup, Inc.	39,247	6,167,274
	Ardagh Metal Packaging SA	26,332	104,275
*	Axalta Coating Systems Ltd.	168,880	4,782,682
	Balchem Corp.	23,676	3,609,880
	Cabot Corp.	63,305	4,569,355
	Carpenter Technology Corp.	47,327	11,802,880
*	Century Aluminum Co.	91,761	1,943,498
	Chemours Co.	128,924	1,544,509
*	Coeur Mining, Inc.	337,061	2,929,060
*	Compass Minerals International, Inc.	36,005	717,580
	Crown Holdings, Inc.	56,723	5,635,997
	Eagle Materials, Inc.	30,410	6,820,659
	Element Solutions, Inc.	78,785	1,859,326
*	Flotek Industries, Inc.	22,525	271,426
	Graphic Packaging Holding Co.	72,504	1,621,189
	Hawkins, Inc.	24,374	3,979,787
*	Idaho Strategic Resources, Inc.	7,029	115,276
*	Ingevity Corp.	37,964	1,586,515
*	James Hardie Industries PLC	35,680	925,539
*	Knife River Corp.	54,537	4,498,212
	Louisiana-Pacific Corp.	84,093	7,602,848
*	Magnera Corp.	1,464	18,227
	NewMarket Corp.	7,566	5,197,842
	Royal Gold, Inc.	43,283	6,553,912
	Sealed Air Corp.	158,672	4,644,329
	Sensient Technologies Corp.	35,232	3,956,201
	Silgan Holdings, Inc.	77,662	3,613,613
*	Smith-Midland Corp.	475	16,516
	Sylvamo Corp.	37,924	1,747,159
	Shares	Value†
MATERIALS — (Continued)
U.S. Lime & Minerals, Inc.	29,123	$2,900,068
TOTAL MATERIALS		101,735,634
REAL ESTATE — (0.3%)
* Compass, Inc., Class A	44,448	352,917
Newmark Group, Inc., Class A	120,480	1,827,682
RMR Group, Inc., Class A	11,874	190,696
St. Joe Co.	59,636	3,011,618
TOTAL REAL ESTATE		5,382,913
UTILITIES — (0.1%)
Genie Energy Ltd., Class B	5,765	117,145
* Hallador Energy Co.	42,419	748,271
TOTAL UTILITIES		865,416
TOTAL COMMON STOCKS		1,564,413,936
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*» Gen Digital, Inc. Rights 04/17/2027	1,520	13,680
*» M-Tron Industries, Inc. Warrants 03/11/2028	398	717
TOTAL INFORMATION TECHNOLOGY		14,397
TOTAL RIGHTS/WARRANTS		14,397
TOTAL INVESTMENT SECURITIES (Cost $1,164,642,208)		1,564,428,333

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	5,394,022	5,394,022
SECURITIES LENDING COLLATERAL — (7.4%)
@§	The DFA Short Term Investment Fund	10,879,522	125,843,430
TOTAL INVESTMENTS — (100.0%)
(Cost $1,295,875,102)^^			$1,695,665,785

U.S. Small Cap Growth Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $925,062 or 0.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$39,329,449	—	—	$39,329,449
Consumer Discretionary	282,345,079	—	—	282,345,079
Consumer Staples	85,065,400	—	—	85,065,400
Energy	35,291,871	—	—	35,291,871
Financials	178,815,384	—	—	178,815,384
Health Care	160,913,363	—	—	160,913,363
Industrials	452,953,826	—	—	452,953,826
Information Technology	221,715,601	—	—	221,715,601
Materials	101,735,634	—	—	101,735,634
Real Estate	5,382,913	—	—	5,382,913
Utilities	865,416	—	—	865,416
Rights/Warrants
Information Technology	—	$14,397	—	14,397
Temporary Cash Investments	5,394,022	—	—	5,394,022
Securities Lending Collateral	—	125,843,430	—	125,843,430
Total Investments in Securities	$1,569,807,958	$125,857,827	—	$1,695,665,785

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (6.9%)
	ALS Ltd.	61,022	$709,410
	Aristocrat Leisure Ltd.	71,358	3,195,188
	BHP Group Ltd. (BHP AU)	165,660	4,183,779
#	BHP Group Ltd. (BHP LN), Class DI	71,676	1,798,509
#	BHP Group Ltd. (BHP US), Sponsored ADR	48,542	2,459,623
	Brambles Ltd.	371,832	5,688,822
	Cochlear Ltd.	8,488	1,732,851
	Coles Group Ltd.	297,169	3,956,498
	Commonwealth Bank of Australia	35,059	3,980,231
	Computershare Ltd.	83,070	2,236,195
	CSL Ltd.	23,109	3,997,492
#	Evolution Mining Ltd.	375,190	1,698,005
	HUB24 Ltd.	7,586	514,901
	Insurance Australia Group Ltd.	454,860	2,553,319
#*	James Hardie Industries PLC (JHX AU), CDI	55,447	1,455,341
	JB Hi-Fi Ltd.	38,910	2,771,248
	Lottery Corp. Ltd.	489,688	1,698,424
	Medibank Pvt Ltd.	515,463	1,684,741
	Netwealth Group Ltd.	34,977	834,706
	Northern Star Resources Ltd.	254,334	2,526,891
	Pro Medicus Ltd.	13,722	2,817,876
	Qantas Airways Ltd.	112,615	781,023
	REA Group Ltd.	6,159	938,206
	SGH Ltd.	47,685	1,559,652
	Technology One Ltd.	81,793	2,139,584
	Telstra Group Ltd. (TLS AU)	310,857	990,726
	Wesfarmers Ltd.	126,566	6,923,097
	WiseTech Global Ltd.	13,638	1,032,944
	Woolworths Group Ltd.	202,789	4,093,924
*	Xero Ltd.	20,173	2,323,134
TOTAL AUSTRALIA			73,276,340
AUSTRIA — (0.2%)
	Erste Group Bank AG	15,774	1,442,436
	Verbund AG	4,604	342,811
TOTAL AUSTRIA			1,785,247
BELGIUM — (0.8%)
	Anheuser-Busch InBev SA (ABI BB)	13,355	767,814
		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE (ARGX US), ADR	1,375	$921,704
	D'ieteren Group	2,547	503,117
	KBC Group NV	16,209	1,690,661
	Lotus Bakeries NV	21	177,543
	UCB SA	23,068	4,956,271
TOTAL BELGIUM			9,017,110
CANADA — (10.7%)
	Agnico Eagle Mines Ltd. (AEM US)	33,019	4,106,243
	Alamos Gold, Inc. (AGI US), Class A	41,013	996,616
	Alimentation Couche-Tard, Inc.	62,233	3,233,816
	ARC Resources Ltd.	10,610	207,131
	AtkinsRealis Group, Inc.	30,500	2,159,610
*	CAE, Inc. (CAE US)	23,179	661,297
	Canadian National Railway Co. (CNI US)	36,406	3,402,141
	Canadian Natural Resources Ltd. (CNQ US)	210,584	6,675,513
	Canadian Pacific Kansas City Ltd. (CP US)	56,889	4,184,186
	CCL Industries, Inc., Class B	26,213	1,465,211
*	Celestica, Inc. (CLS US)	27,937	5,583,489
	CGI, Inc. (GIB US)	23,662	2,281,727
	CGI, Inc. (GIBA CN)	13,812	1,331,558
	Colliers International Group, Inc. (CIGI US)	4,555	686,484
	Constellation Software, Inc.	2,145	7,400,188
*	Descartes Systems Group, Inc. (DSGX US)	4,713	498,447
	Dollarama, Inc.	58,059	7,935,345
	Element Fleet Management Corp.	115,007	2,991,377
	Empire Co. Ltd., Class A	31,418	1,251,187
	FirstService Corp. (FSV CN)	4,414	870,057
	Franco-Nevada Corp. (FNV CN)	535	85,223

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Franco-Nevada Corp. (FNV US)	16,916	$2,695,226
	George Weston Ltd.	15,082	2,865,863
	GFL Environmental, Inc.	24,420	1,229,303
	Gildan Activewear, Inc. (GIL US)	28,251	1,426,958
	Imperial Oil Ltd. (IMO US)	16,000	1,335,520
	Intact Financial Corp.	18,002	3,720,968
	Keyera Corp.	57,061	1,791,393
	Kinross Gold Corp. (KGC US)	336,552	5,384,832
	Loblaw Cos. Ltd.	23,431	3,789,105
	Lundin Gold, Inc.	2,700	124,965
	Metro, Inc.	38,440	2,939,307
	National Bank of Canada	18,100	1,882,760
	Parkland Corp.	3,719	104,973
	Pembina Pipeline Corp. (PPL CN)	19,000	706,192
	Quebecor, Inc., Class B	41,910	1,179,021
	RB Global, Inc. (RBA CN)	4,210	455,850
	RB Global, Inc. (RBA US)	24,890	2,694,591
	Restaurant Brands International, Inc. (QSR CN)	8,875	602,214
	Restaurant Brands International, Inc. (QSR US)	35,653	2,419,413
#	Royal Bank of Canada (RY CN)	7,440	954,646
	Royal Bank of Canada (RY US)	123	15,801
	Stantec, Inc. (STN CN)	9,227	1,008,604
	Stantec, Inc. (STN US)	2,916	318,894
	TC Energy Corp. (TRP CN)	7,432	354,865
	TC Energy Corp. (TRP US)	45,458	2,176,529
	TFI International, Inc. (TFII CN)	7,300	634,851
	TFI International, Inc. (TFII US)	3,681	320,873
#	Thomson Reuters Corp. (TRI US)	9,924	1,993,831
	Toromont Industries Ltd.	15,268	1,548,067
	Waste Connections, Inc. (WCN CN)	1,440	268,898
	Waste Connections, Inc. (WCN US)	13,127	2,450,510
	Shares	Value»
CANADA — (Continued)
# Wheaton Precious Metals Corp. (WPM US)	42,314	$3,872,154
WSP Global, Inc.	15,189	3,127,469
TOTAL CANADA		114,401,292
DENMARK — (1.3%)
Novo Nordisk AS (NOVOB DC), Class B	218,706	10,171,571
# Novo Nordisk AS (NVO US), Sponsored ADR	32,000	1,506,240
Pandora AS	12,371	2,042,398
TOTAL DENMARK		13,720,209
FINLAND — (0.7%)
Elisa OYJ	2,087	107,382
Kesko OYJ (KESKOA FH), Class A	16,511	359,409
Kone OYJ, Class B	42,730	2,623,983
Metso OYJ	55,305	694,591
Nordea Bank Abp (NDA FH)	10,791	157,460
Sampo OYJ, Class A	170,690	1,832,130
Wartsila OYJ Abp	43,733	1,208,273
TOTAL FINLAND		6,983,228
FRANCE — (8.8%)
Air Liquide SA	42,394	8,340,445
Airbus SE	64,157	12,899,090
Bureau Veritas SA	95,498	2,940,966
Capgemini SE	7,670	1,141,881
Getlink SE	83,250	1,509,814
Hermes International SCA	4,492	10,985,131
Legrand SA	40,954	6,049,181
L'Oreal SA	10,437	4,618,195
LVMH Moet Hennessy Louis Vuitton SE	41,162	22,096,246
Safran SA	51,683	17,042,530
Thales SA	23,128	6,221,285
TOTAL FRANCE		93,844,764
GERMANY — (10.2%)
adidas AG	34,980	6,685,686
Beiersdorf AG	15,071	1,872,754
CTS Eventim AG & Co. KGaA	12,816	1,447,239
Deutsche Boerse AG	43,583	12,612,364
Deutsche Telekom AG (DTE GR)	240,876	8,639,234
GEA Group AG	24,190	1,737,573
Hannover Rueck SE	9,843	2,985,809
Hella GmbH & Co. KGaA	105	10,407

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Hensoldt AG	9,181	$1,006,263
	HOCHTIEF AG	3,979	866,997
	Infineon Technologies AG (IFX GR)	234,182	9,199,398
	Knorr-Bremse AG	17,577	1,754,280
	MTU Aero Engines AG	12,442	5,366,959
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,888	3,200,030
	Nemetschek SE	14,047	2,092,905
	Rational AG	800	617,558
	Rheinmetall AG	11,621	23,003,724
	SAP SE (SAP GR)	48,333	13,821,088
	Siemens AG (SIE GR)	14,519	3,698,035
*	Siemens Energy AG	40,369	4,673,869
#Ω	Siemens Healthineers AG	16,786	904,138
	Symrise AG	32,074	2,907,420
*Ω	Zalando SE	3,299	96,192
TOTAL GERMANY			109,199,922
HONG KONG — (1.6%)
	AIA Group Ltd.	336,400	3,136,649
	HKT Trust & HKT Ltd.	1,204,000	1,895,791
	Hong Kong Exchanges & Clearing Ltd.	108,290	5,860,524
	PCCW Ltd.	408,000	292,311
	PRADA SpA	146,800	799,013
Ω	Samsonite Group SA	56,700	115,651
	SITC International Holdings Co. Ltd.	441,000	1,425,869
	Techtronic Industries Co. Ltd.	256,500	3,067,137
TOTAL HONG KONG			16,592,945
IRELAND — (0.2%)
	Kerry Group PLC (KYGA ID), Class A	11,232	1,037,499
	Kingspan Group PLC (KSP ID)	19,254	1,597,926
TOTAL IRELAND			2,635,425
ISRAEL — (0.8%)
#	Aura Investments Ltd.	27,956	186,666
	Bezeq The Israeli Telecommunication Corp. Ltd.	386,668	719,280
	Delta Galil Ltd.	696	36,932
*	El Al Israel Airlines	13,529	54,616
	Electra Ltd.	269	162,981
	Energix-Renewable Energies Ltd.	7,364	28,685
*	Fattal Holdings 1998 Ltd.	1,387	249,642
	First International Bank of Israel Ltd.	6,498	451,335
		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd. (FORTY IT)	1,456	$175,269
	Hilan Ltd.	2,586	211,267
	ICL Group Ltd.	20,810	129,644
	Matrix IT Ltd.	6,536	240,239
	Menora Mivtachim Holdings Ltd.	4,314	375,016
	Mizrahi Tefahot Bank Ltd.	9,823	606,804
	Next Vision Stabilized Systems Ltd.	4,878	199,932
#*	Nice Ltd. (NICE US), Sponsored ADR	3,099	483,599
*	Nova Ltd. (NVMI IT)	1,973	526,141
*	Nova Ltd. (NVMI US)	810	212,698
	One Software Technologies Ltd.	7,510	194,032
	Partner Communications Co. Ltd.	21,926	201,927
	Paz Retail & Energy Ltd.	2,076	383,854
	Shufersal Ltd.	32,340	390,983
	Strauss Group Ltd.	6,947	186,542
	Tel Aviv Stock Exchange Ltd.	9,186	173,414
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	98,607	1,545,263
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	9,668	149,371
*	Tower Semiconductor Ltd. (TSEM US)	2,683	122,747
	YH Dimri Construction & Development Ltd.	1,229	133,480
TOTAL ISRAEL			8,532,359
ITALY — (2.9%)
	Enel SpA	946,877	8,349,831
	Ferrari NV (RACE IM)	5,787	2,537,729
#	Ferrari NV (RACE US)	8,166	3,620,723
	FinecoBank Banca Fineco SpA	116,140	2,473,087
	Intesa Sanpaolo SpA	557,111	3,356,738
	Moncler SpA	22,600	1,205,316
Ω	Poste Italiane SpA	74,569	1,611,057
	Prysmian SpA	32,144	2,567,130
	Recordati Industria Chimica e Farmaceutica SpA	11,335	650,104
	Snam SpA	273,223	1,583,399
	UniCredit SpA	42,057	3,094,292
TOTAL ITALY			31,049,406

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (20.9%)
	ABC-Mart, Inc.	5,900	$110,409
	Advantest Corp.	85,200	5,665,723
#	Aeon Co. Ltd.	83,500	2,667,226
	Ajinomoto Co., Inc.	68,600	1,814,911
	Asahi Intecc Co. Ltd.	26,900	418,620
	Asics Corp.	171,200	4,024,790
	Astellas Pharma, Inc.	360,500	3,737,888
	Azbil Corp.	55,682	520,315
	Bandai Namco Holdings, Inc.	100,500	3,249,860
	BayCurrent, Inc.	32,400	1,860,410
	BIPROGY, Inc.	21,700	875,055
	Calbee, Inc.	10,700	196,374
	Canon, Inc. (7751 JP)	50,300	1,428,653
	Capcom Co. Ltd.	77,700	1,977,910
	Chugai Pharmaceutical Co. Ltd.	71,900	3,446,665
	Cosmos Pharmaceutical Corp.	8,000	496,972
	CyberAgent, Inc.	36,300	363,557
	Daifuku Co. Ltd.	63,253	1,601,325
	Daiichi Sankyo Co. Ltd.	13,100	321,368
	Daikin Industries Ltd.	17,600	2,164,021
	Daito Trust Construction Co. Ltd.	20,500	2,098,742
	Dentsu Soken, Inc.	5,800	254,754
	Dexerials Corp.	25,200	364,333
	Disco Corp.	9,900	2,925,712
	DMG Mori Co. Ltd.	35,100	811,063
	Ebara Corp.	106,400	1,942,952
	Fast Retailing Co. Ltd.	21,500	6,558,138
	Food & Life Cos. Ltd.	28,500	1,435,443
	Fuji Electric Co. Ltd.	21,300	1,058,997
	Fujikura Ltd.	53,600	3,638,498
	Fujitsu Ltd.	176,000	3,833,969
	GMO Payment Gateway, Inc.	5,798	323,139
	Goldwin, Inc.	1,801	92,735
	Hitachi Ltd. (6501 JP)	316,000	9,669,803
	Horiba Ltd.	1,000	73,543
	Hoya Corp.	36,500	4,604,938
	IHI Corp.	27,400	3,051,174
	Internet Initiative Japan, Inc.	31,600	581,962
	Japan Airport Terminal Co. Ltd.	20,400	619,540
	Japan Exchange Group, Inc.	253,200	2,474,366
	Japan Tobacco, Inc.	44,800	1,279,471
	Kakaku.com, Inc.	30,000	509,894
	Kao Corp.	25,764	1,159,288
	Kawasaki Heavy Industries Ltd.	28,800	2,103,351
	KDDI Corp.	426,400	6,997,907
	Kikkoman Corp.	60,500	531,490
		Shares	Value»
JAPAN — (Continued)
	Kobe Bussan Co. Ltd.	36,700	$977,296
	Konami Group Corp.	12,900	1,751,287
	Kotobuki Spirits Co. Ltd.	5,100	68,053
	Kurita Water Industries Ltd.	23,703	913,686
	Lasertec Corp.	20,700	2,085,498
	Marui Group Co. Ltd.	34,800	708,736
	Maruwa Co. Ltd.	800	241,134
	MatsukiyoCocokara & Co.	43,100	885,045
#	McDonald's Holdings Co. Japan Ltd.	12,000	479,199
*	Mercari, Inc.	10,400	158,672
	Mitsubishi Heavy Industries Ltd.	180,500	4,309,690
	MonotaRO Co. Ltd.	58,700	1,045,266
	NEC Corp.	60,400	1,734,439
	Nichirei Corp.	48,400	582,497
	NIDEC Corp. (6594 JP)	70,600	1,354,551
	Nippon Sanso Holdings Corp.	40,500	1,433,438
	Nissan Chemical Corp.	27,936	910,679
	Nitto Denko Corp.	121,900	2,522,586
	NOF Corp.	19,600	390,136
	Nomura Research Institute Ltd.	90,430	3,578,353
#	NS Solutions Corp.	7,800	182,944
	Obic Co. Ltd.	21,300	758,335
	Olympus Corp.	261,000	3,118,179
	Oracle Corp. Japan	8,600	930,042
	Organo Corp.	2,300	141,716
	Oriental Land Co. Ltd.	48,800	1,004,817
	Otsuka Corp.	25,500	483,153
	Otsuka Holdings Co. Ltd.	9,600	457,053
	Pan Pacific International Holdings Corp.	92,800	3,104,739
	Persol Holdings Co. Ltd.	626,400	1,197,331
	Rakus Co. Ltd.	14,800	226,996
*	Rakuten Bank Ltd.	11,100	517,057
*	Rakuten Group, Inc.	360,500	1,824,026
	Recruit Holdings Co. Ltd.	157,000	9,314,986
	Round One Corp.	14,600	149,929
	Ryohin Keikaku Co. Ltd.	57,200	2,677,976
	Sankyo Co. Ltd.	62,500	1,166,269
	Sanrio Co. Ltd.	37,500	1,538,705
	Santen Pharmaceutical Co. Ltd.	9,500	104,965
	Sanwa Holdings Corp.	42,500	1,159,477
	Sapporo Holdings Ltd.	4,000	185,089

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SCREEN Holdings Co. Ltd.	25,800	$2,012,655
	SCSK Corp.	32,800	1,020,569
	Seibu Holdings, Inc.	54,400	1,520,192
	SG Holdings Co. Ltd.	35,801	397,191
*	Sharp Corp.	21,100	99,752
*	SHIFT, Inc.	33,200	348,416
	Shin-Etsu Chemical Co. Ltd.	167,543	4,821,369
	Skylark Holdings Co. Ltd.	65,500	1,245,014
#	Socionext, Inc.	22,245	419,203
	SoftBank Corp.	3,203,400	4,628,387
	Sony Group Corp. (6758 JP)	835,000	20,084,505
#	Sony Group Corp. (SONY US), Sponsored ADR	27,926	679,160
	Sugi Holdings Co. Ltd.	23,800	575,987
	Sundrug Co. Ltd.	11,500	340,849
	Sysmex Corp.	115,400	1,874,771
	TDK Corp. (6762 JP)	77,901	949,062
	TechnoPro Holdings, Inc.	3,400	107,679
	TIS, Inc.	49,600	1,582,335
	Toei Animation Co. Ltd.	9,100	199,087
	Tokio Marine Holdings, Inc. (8766 JP)	254,900	10,234,972
	Tokyo Electron Ltd.	52,500	8,346,381
	Tokyo Ohka Kogyo Co. Ltd.	5,200	142,426
	Tomy Co. Ltd.	10,400	219,781
	Toridoll Holdings Corp.	8,500	250,041
	Toyo Suisan Kaisha Ltd.	11,200	715,552
	Trend Micro, Inc. (4704 JP)	29,500	1,798,863
	Unicharm Corp.	142,567	986,157
	USS Co. Ltd.	58,600	636,917
	Welcia Holdings Co. Ltd.	10,922	183,268
	Yamazaki Baking Co. Ltd.	14,000	299,073
	Yaoko Co. Ltd.	4,800	310,643
	Yokogawa Electric Corp.	52,800	1,407,335
	Zensho Holdings Co. Ltd.	24,400	1,284,012
	ZOZO, Inc.	96,000	950,339
TOTAL JAPAN			222,983,222
NETHERLANDS — (3.1%)
	ASML Holding NV (ASML NA)	3,091	2,142,288
	ASML Holding NV (ASML US)	27,596	19,171,217
		Shares	Value»
NETHERLANDS — (Continued)
#	Universal Music Group NV	55,995	$1,610,802
	Wolters Kluwer NV	64,953	10,117,009
TOTAL NETHERLANDS			33,041,316
NEW ZEALAND — (0.2%)
#	Chorus Ltd. (CNU NZ)	159,898	820,476
	Contact Energy Ltd.	9,660	51,771
	EBOS Group Ltd.	1,142	27,519
	Fisher & Paykel Healthcare Corp. Ltd.	33,477	725,357
	Mainfreight Ltd.	11,419	398,046
	Spark New Zealand Ltd.	83,083	118,798
TOTAL NEW ZEALAND			2,141,967
NORWAY — (0.6%)
	AF Gruppen ASA	2,755	41,937
	Bluenord ASA	1,558	74,386
	Borregaard ASA	13,187	254,382
	Equinor ASA	21,025	540,081
#	Gjensidige Forsikring ASA	6,613	173,946
	Kongsberg Gruppen ASA	33,872	1,012,201
	Mowi ASA	24,145	449,761
#	Orkla ASA	2,299	24,176
	Protector Forsikring ASA	13,233	646,082
#	Salmar ASA	4,515	182,861
	Storebrand ASA	109,427	1,553,894
	Telenor ASA	43,162	662,144
#	TOMRA Systems ASA	16,984	235,909
	Var Energi ASA	69,993	239,751
	Veidekke ASA	29,844	474,327
TOTAL NORWAY			6,565,838
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	22,813	435,620
	Jeronimo Martins SGPS SA	23,855	581,529
TOTAL PORTUGAL			1,017,149
SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	133,663	4,906,029
	SATS Ltd.	141,500	345,266
	Sembcorp Industries Ltd.	213,800	1,271,274
	Singapore Airlines Ltd.	9,700	50,665
	Singapore Exchange Ltd.	177,800	2,180,113

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Technologies Engineering Ltd.	304,300	$2,047,111
	Yangzijiang Shipbuilding Holdings Ltd.	510,900	1,002,094
TOTAL SINGAPORE			11,802,552
SPAIN — (2.7%)
	ACS Actividades de Construccion y Servicios SA	38,941	2,687,482
Ω	Aena SME SA	123,810	3,333,969
	Amadeus IT Group SA	49,997	4,014,447
	Endesa SA	69,616	2,017,488
	Ferrovial SE	95,306	4,885,663
	Iberdrola SA	151,087	2,655,555
	Industria de Diseno Textil SA	110,684	5,287,045
	Naturgy Energy Group SA	2,814	88,255
#	Telefonica SA (TEF SM)	814,171	4,201,768
TOTAL SPAIN			29,171,672
SWEDEN — (2.9%)
	AAK AB	9,591	246,723
	AddTech AB, Class B	41,999	1,411,930
	Alfa Laval AB	13,640	592,625
	Atlas Copco AB (ATCOA SS), Class A	253,368	3,858,385
	Atlas Copco AB (ATCOB SS), Class B	142,793	1,932,439
	Avanza Bank Holding AB	24,932	918,484
	Axfood AB	25,778	768,141
	Epiroc AB (EPIA SS), Class A	42,925	873,659
	Epiroc AB (EPIB SS), Class B	25,518	457,435
Ω	Evolution AB	8,329	740,957
#	H & M Hennes & Mauritz AB, Class B	72,016	970,174
	Hemnet Group AB	21,912	631,032
	Indutrade AB	34,001	825,694
	Lagercrantz Group AB, Class B	43,671	1,013,916
	Lifco AB, Class B	18,429	656,461
	Medicover AB, Class B	12,665	354,791
	Mycronic AB	21,742	471,777
	Nordnet AB publ	33,693	909,916
	Sandvik AB	4,029	98,306
	Sectra AB, Class B	30,190	1,119,323
		Shares	Value»
SWEDEN — (Continued)
	Sweco AB, Class B	22,525	$355,321
	Tele2 AB, Class B	151,957	2,348,512
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	328,707	2,387,590
	Volvo AB (VOLVA SS), Class A	26,464	758,724
	Volvo AB (VOLVB SS), Class B	212,273	6,096,435
TOTAL SWEDEN			30,798,750
SWITZERLAND — (8.2%)
	ABB Ltd.	49,749	3,248,515
	Geberit AG	9,600	7,354,544
	Kuehne & Nagel International AG	14,000	2,854,304
	Nestle SA	232,776	20,339,283
	Novartis AG (NOVN SW)	29,182	3,323,452
#	Novartis AG (NVS US), Sponsored ADR	80,842	9,194,969
	Partners Group Holding AG	3,843	5,166,131
	Roche Holding AG (RO SW)	4,309	1,432,032
	Roche Holding AG (ROG SW)	94,629	29,531,159
	SGS SA	45,576	4,631,131
TOTAL SWITZERLAND			87,075,520
UNITED KINGDOM — (12.4%)
	Admiral Group PLC	46,894	2,113,816
Ω	Airtel Africa PLC	250,202	673,536
	Ashtead Group PLC	153,457	10,252,664
	AstraZeneca PLC (AZN LN)	14,419	2,103,611
	AstraZeneca PLC (AZN US), Sponsored ADR	189,468	13,848,216
Ω	Auto Trader Group PLC	237,916	2,626,543
	BAE Systems PLC	9,983	238,201
	Bunzl PLC	34,678	1,029,155
	Coca-Cola HBC AG	29,306	1,523,097
	Compass Group PLC	167,527	5,886,797
	Diageo PLC (DEO US), Sponsored ADR	37,543	3,677,337
	Diageo PLC (DGE LN)	21,446	519,798
	Experian PLC	130,958	6,900,272
	Games Workshop Group PLC	9,462	2,027,348
	GSK PLC (GSK LN)	106,170	1,952,889
#	GSK PLC (GSK US), Sponsored ADR	245,084	9,104,848

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Howden Joinery Group PLC	33,343	$385,998
	IMI PLC	31,144	909,870
	Imperial Brands PLC	287,207	11,195,151
	InterContinental Hotels Group PLC (IHG US), ADR	1	157
	Intertek Group PLC	27,700	1,801,053
	Legal & General Group PLC	809,429	2,738,351
	Marks & Spencer Group PLC	429,837	1,974,065
	Next PLC	33,755	5,479,145
	Reckitt Benckiser Group PLC	205,808	15,424,437
	RELX PLC (REL LN)	57,560	2,990,880
	RELX PLC (RELX US), Sponsored ADR	78,406	4,068,487
	RELX PLC (REN NA)	71,813	3,729,352
	Rightmove PLC	199,327	2,151,035
	Sage Group PLC	199,857	3,209,033
	St. James's Place PLC	104,064	1,791,032
#	Unilever PLC (UL US), Sponsored ADR	166,425	9,724,213
#	WPP PLC (WPP US), Sponsored ADR	4,365	118,204
TOTAL UNITED KINGDOM			132,168,591
	Shares	Value»
UNITED STATES — (0.0%)
Smurfit WestRock PLC	543	$24,098
TOTAL COMMON STOCKS		1,037,828,922
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	2,145	0
TOTAL INVESTMENT SECURITIES (Cost $737,524,699)		1,037,828,922

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	2,528,782	29,250,423
TOTAL INVESTMENTS — (100.0%)
(Cost $766,775,122)^^			$1,067,079,345
As of July 31, 2025, the value of Rule 144A securities amounted to $10,102,043 or 1.0% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,459,623	$70,816,717	—	$73,276,340
Austria	—	1,785,247	—	1,785,247
Belgium	921,704	8,095,406	—	9,017,110
Canada	114,401,292	—	—	114,401,292
Denmark	1,506,240	12,213,969	—	13,720,209
Finland	—	6,983,228	—	6,983,228
France	—	93,844,764	—	93,844,764
Germany	—	109,199,922	—	109,199,922
Hong Kong	—	16,592,945	—	16,592,945
Ireland	—	2,635,425	—	2,635,425
Israel	968,415	7,563,944	—	8,532,359
Italy	3,620,723	27,428,683	—	31,049,406
Japan	679,160	222,304,062	—	222,983,222
Netherlands	19,171,217	13,870,099	—	33,041,316

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$2,141,967	—	$2,141,967
Norway	—	6,565,838	—	6,565,838
Portugal	—	1,017,149	—	1,017,149
Singapore	—	11,802,552	—	11,802,552
Spain	—	29,171,672	—	29,171,672
Sweden	—	30,798,750	—	30,798,750
Switzerland	$9,194,969	77,880,551	—	87,075,520
United Kingdom	40,541,462	91,627,129	—	132,168,591
United States	24,098	—	—	24,098
Securities Lending Collateral	—	29,250,423	—	29,250,423
Total Investments in Securities	$193,488,903	$873,590,442	—	$1,067,079,345

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.0%)
	Accent Group Ltd.	112,583	$107,243
	Acrow Ltd.	67,333	46,213
#	ARB Corp. Ltd.	23,554	505,110
	AUB Group Ltd.	21,862	474,871
#*	Audinate Group Ltd.	14,701	57,566
	Aussie Broadband Ltd.	37,107	106,988
*	Austal Ltd.	25,123	105,430
	Australian Clinical Labs Ltd.	36,962	65,426
	Australian Ethical Investment Ltd.	25,309	126,903
	Australian Finance Group Ltd.	43,070	61,306
††	AVZ Minerals Ltd.	336,495	35,282
*	Baby Bunting Group Ltd.	17,170	19,810
#	Beacon Lighting Group Ltd.	28,582	66,504
*	Bellevue Gold Ltd.	271,423	139,915
*	Boss Energy Ltd.	3,641	4,008
	Bravura Solutions Ltd.	73,643	101,069
	Breville Group Ltd.	30,432	636,441
*	Capricorn Metals Ltd.	107,779	617,342
#*	Catalyst Metals Ltd.	39,768	128,894
#*	Catapult Group International Ltd.	4,827	20,434
#*	Cettire Ltd.	48,710	8,054
	Champion Iron Ltd.	2,462	6,505
#	Clinuvel Pharmaceuticals Ltd.	11,891	98,569
	Cobram Estate Olives Ltd.	16,939	28,217
	Codan Ltd.	29,274	391,399
#*	Cogstate Ltd.	6,282	6,966
	Collins Foods Ltd.	26,555	157,722
	Data#3 Ltd.	47,477	228,429
	Dicker Data Ltd.	19,198	107,060
	Domino's Pizza Enterprises Ltd.	14,862	173,460
	Eagers Automotive Ltd.	33,162	415,311
*	Emerald Resources NL	159,779	350,696
*	Energy Resources of Australia Ltd.	44,404	72
	EQT Holdings Ltd.	5,142	107,224
	EVT Ltd.	20,183	218,924
	Flight Centre Travel Group Ltd.	40,832	311,417
		Shares	Value»
AUSTRALIA — (Continued)
*	Genesis Minerals Ltd.	172,908	$406,119
	GenusPlus Group Ltd.	11,579	33,485
	Gold Road Resources Ltd.	176,661	353,905
#	GR Engineering Services Ltd.	25,913	61,681
	GWA Group Ltd.	35,068	56,895
	Hansen Technologies Ltd.	49,856	191,516
	HUB24 Ltd.	19,980	1,356,201
	Imdex Ltd.	91,945	178,539
	Infomedia Ltd.	146,416	121,752
	Inghams Group Ltd.	122,390	271,091
	IRESS Ltd.	12,874	65,317
#	Johns Lyng Group Ltd.	27,304	67,945
	Jumbo Interactive Ltd.	10,368	69,733
#	Kogan.com Ltd.	8,684	21,495
	Lovisa Holdings Ltd.	17,049	370,335
	Lycopodium Ltd.	3,894	28,490
	MA Financial Group Ltd.	22,193	116,073
*	Macquarie Technology Group Ltd.	2,866	127,651
#	Mader Group Ltd.	5,695	26,938
	McMillan Shakespeare Ltd.	18,902	216,207
*	Megaport Ltd.	32,688	312,225
	Metcash Ltd.	231,542	578,046
	Monadelphous Group Ltd.	26,446	329,720
	Myer Holdings Ltd.	157,534	60,810
*	Nanosonics Ltd.	8,869	22,971
	Netwealth Group Ltd.	352	8,400
#*	Neuren Pharmaceuticals Ltd.	14,643	160,568
	nib holdings Ltd.	132,496	629,059
#	Nick Scali Ltd.	27,080	332,641
*	Nuix Ltd.	27,149	40,847
	Objective Corp. Ltd.	6,021	73,556
*	Ora Banda Mining Ltd.	37,597	15,584
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
	Premier Investments Ltd.	10,999	148,732
#	Propel Funeral Partners Ltd.	13,636	40,720
#	PWR Holdings Ltd.	21,649	108,489

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ramelius Resources Ltd.	191,161	$307,555
	Regis Healthcare Ltd.	37,883	202,396
*	Regis Resources Ltd.	64,924	169,297
	Ridley Corp. Ltd.	83,115	154,864
*	RPMGlobal Holdings Ltd.	60,700	130,894
	Servcorp Ltd.	9,221	34,969
	Service Stream Ltd.	66,453	84,483
#	Sigma Healthcare Ltd.	61,473	113,548
	SmartGroup Corp. Ltd.	44,344	224,392
	Southern Cross Electrical Engineering Ltd.	30,518	34,615
	SRG Global Ltd.	62,796	66,808
#	Step One Clothing Ltd.	14,811	6,679
	Super Retail Group Ltd.	29,619	289,719
*	Superloop Ltd.	88,032	188,628
*	Temple & Webster Group Ltd.	28,945	451,128
*	Tuas Ltd.	38,439	131,762
#*	Tyro Payments Ltd.	88,693	54,055
	Universal Store Holdings Ltd.	2,072	11,217
	Ventia Services Group Pty. Ltd.	182,575	607,936
#	Vulcan Steel Ltd.	5,335	20,588
*	WEB Travel Group Ltd.	88,931	253,916
*	Webjet Group Ltd.	88,931	50,768
*	West African Resources Ltd.	216,590	324,279
	Westgold Resources Ltd.	61,192	100,249
*	Zip Co. Ltd.	298,858	606,074
TOTAL AUSTRALIA			17,661,335
AUSTRIA — (1.4%)
	ANDRITZ AG	22,725	1,581,454
Ω	BAWAG Group AG	12,859	1,622,901
*	DO & Co. AG	1,869	421,647
*	Eurotelesites AG	8,017	47,008
	Oesterreichische Post AG	8,207	286,266
	Strabag SE (STR AV)	2,166	203,626
TOTAL AUSTRIA			4,162,902
BELGIUM — (1.3%)
	Ackermans & van Haaren NV	178	43,663
#	CMB Tech NV	1,862	16,404
	Colruyt Group NV	6,576	280,906
	Deme Group NV	1,593	238,423
		Shares	Value»
BELGIUM — (Continued)
	D'ieteren Group	1,597	$315,460
	EVS Broadcast Equipment SA	2,260	97,639
	Fagron	19,119	472,753
	Ion Beam Applications	743	10,230
	Jensen-Group NV	433	28,601
#	Kinepolis Group NV	2,726	112,804
	Lotus Bakeries NV	120	1,014,530
	Melexis NV	5,881	449,807
	Solvay SA	20,216	633,420
	Van de Velde NV	1,744	66,553
TOTAL BELGIUM			3,781,193
CANADA — (11.8%)
*	5N Plus, Inc.	11,100	99,096
	Ag Growth International, Inc.	5,815	175,567
*	Air Canada	20,074	279,610
	Amerigo Resources Ltd.	15,100	23,430
	Andlauer Healthcare Group, Inc.	4,756	181,920
*	Aritzia, Inc.	26,722	1,434,263
*	Athabasca Oil Corp.	23,294	98,515
*	ATS Corp. (ATS CN)	25,328	768,651
	Aura Minerals, Inc.	6,800	165,338
	Badger Infrastructure Solutions Ltd.	11,038	416,554
	Bird Construction, Inc.	14,525	302,429
	Black Diamond Group Ltd.	9,300	79,469
	Boralex, Inc., Class A	18,051	408,545
#	Boyd Group Services, Inc.	5,138	712,148
#	BRP, Inc. (DOO CN)	2,112	106,789
	BRP, Inc. (DOOO US)	1,490	75,260
*	Canada Goose Holdings, Inc. (GOOS CN)	7,500	82,004
*	Celestica, Inc. (CLS US)	8,444	1,687,618
	CES Energy Solutions Corp.	41,389	216,563
	CI Financial Corp.	42,885	988,249
*	Cipher Pharmaceuticals, Inc.	2,100	18,263
	Colliers International Group, Inc. (CIGI US)	4,056	611,280
	Computer Modelling Group Ltd.	27,056	154,455
	Corby Spirit & Wine Ltd.	3,500	37,006

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Definity Financial Corp.	11,841	$637,941
*	Docebo, Inc.	1,000	30,319
	Dominion Lending Centres, Inc.	2,100	13,322
	Dundee Precious Metals, Inc.	7,560	122,217
	Dye & Durham Ltd.	8,476	68,452
	Endeavour Mining PLC	10,102	303,293
	Enghouse Systems Ltd.	12,996	215,256
#*	ERO Copper Corp. (ERO CN)	17,559	237,609
	Evertz Technologies Ltd.	8,600	74,791
#	Exchange Income Corp.	5,805	274,749
	Extendicare, Inc.	25,468	226,631
#	Fiera Capital Corp.	22,781	107,690
	Finning International, Inc.	45,321	1,974,944
	First National Financial Corp.	5,637	196,213
	FirstService Corp. (FSV US)	1,303	256,978
#	Freehold Royalties Ltd.	35,868	345,323
*	GDI Integrated Facility Services, Inc.	2,015	46,972
	Gibson Energy, Inc.	49,372	890,093
	Gildan Activewear, Inc. (GIL US)	8,429	425,749
	goeasy Ltd.	2,107	278,277
	Hammond Power Solutions, Inc.	1,500	134,173
	Headwater Exploration, Inc.	63,496	332,236
	Information Services Corp.	4,303	99,376
Ω	Jamieson Wellness, Inc.	12,261	297,676
*	K92 Mining, Inc.	61,362	637,268
	K-Bro Linen, Inc.	3,004	74,254
	Keyera Corp.	6,990	219,446
*	Kinaxis, Inc.	3,926	582,666
#	Labrador Iron Ore Royalty Corp.	18,300	351,974
	Lundin Gold, Inc.	25,405	1,175,825
	Maple Leaf Foods, Inc.	11,760	248,169
*	MDA Space Ltd.	17,284	483,992
*	Medexus Pharmaceuticals, Inc.	3,300	6,526
	Medical Facilities Corp.	3,300	34,867
		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc. (NGD CN)	88,600	$370,872
*	New Gold, Inc. (NGD US)	66,894	280,286
	North West Co., Inc.	15,170	520,702
	OR Royalties, Inc. (OR US)	25,638	710,429
#*	Orla Mining Ltd. (OLA CN)	10,200	94,962
*	Orla Mining Ltd. (ORLA US)	30,757	286,655
	Parkland Corp.	38,777	1,094,521
	Pason Systems, Inc.	25,831	217,930
	Pet Valu Holdings Ltd.	9,351	226,284
	PHX Energy Services Corp.	11,900	71,455
#	Pine Cliff Energy Ltd.	49,359	25,292
	Pollard Banknote Ltd.	4,800	77,078
#	PrairieSky Royalty Ltd.	55,346	951,858
	Premium Brands Holdings Corp.	12,536	794,719
#	Propel Holdings, Inc.	4,448	115,502
	Pulse Seismic, Inc.	14,400	40,635
	Quebecor, Inc., Class B	25,087	705,753
	Richelieu Hardware Ltd.	16,472	412,157
	Rogers Sugar, Inc.	21,462	87,360
	Savaria Corp.	14,977	214,884
	Secure Waste Infrastructure Corp.	76,841	839,617
	Sienna Senior Living, Inc.	22,092	285,397
	Sprott, Inc. (SII CN)	1,200	80,803
	Sprott, Inc. (SII US)	5,885	396,414
	Stella-Jones, Inc.	15,153	863,839
*	SunOpta, Inc. (STKL US)	10,321	60,171
	Sylogist Ltd.	3,400	22,698
#*	Taseko Mines Ltd. (TGB US)	5,900	18,113
*	Taseko Mines Ltd. (TKO CN)	27,426	84,123
	TELUS Corp.	9,810	158,025
*	Tenaz Energy Corp.	3,200	42,517
	TerraVest Industries, Inc.	3,307	407,456
	TFI International, Inc. (TFII US)	3,300	287,661
#	Topaz Energy Corp.	24,519	455,661
*	Torex Gold Resources, Inc.	1,162	32,732
	Toromont Industries Ltd.	5,720	579,967
#	TransAlta Corp.	25,233	304,058

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TransAlta Corp.	52,100	$626,809
	Trican Well Service Ltd.	56,044	230,146
*	Trisura Group Ltd. (TSU CN)	8,243	251,585
*	Viemed Healthcare, Inc.	8,932	54,396
*	Wall Financial Corp.	2,300	26,310
*	Wesdome Gold Mines Ltd.	49,200	585,883
	Westshore Terminals Investment Corp.	10,814	220,167
TOTAL CANADA			34,742,171
DENMARK — (2.6%)
*	ALK-Abello AS	31,893	925,338
	Ambu AS, Class B	23,544	343,693
	cBrain AS	3,479	113,459
	Chemometec AS	4,914	379,268
*	Demant AS	12,853	486,969
	ISS AS	35,376	1,016,930
*Ω	Netcompany Group AS	11,615	425,919
*	NKT AS	1,244	109,438
#*	NTG Nordic Transport Group AS	1,504	45,075
	Per Aarsleff Holding AS	1,399	150,668
	Ringkjoebing Landbobank AS	7,254	1,599,155
	Rockwool AS, Class A	6,130	269,852
	Rockwool AS, Class B	15,670	686,669
	Royal Unibrew AS	14,848	1,110,605
	SP Group AS	554	22,648
TOTAL DENMARK			7,685,686
FINLAND — (2.9%)
	Alma Media OYJ	5,579	84,184
	Elisa OYJ	25,465	1,310,242
#	eQ OYJ	1,222	18,038
	Harvia OYJ	5,546	321,111
	Hiab OYJ	3,594	245,270
	Kalmar OYJ, Class B	8,376	377,992
	Kesko OYJ (KESKOA FH), Class A	12,798	278,585
	Kesko OYJ (KESKOB FH), Class B	59,117	1,285,760
	Marimekko OYJ	7,952	118,331
	Orion OYJ (ORNAV FH), Class A	7,832	621,624
	Orion OYJ (ORNBV FH), Class B	27,053	2,165,829
	Puuilo OYJ	18,161	283,345
*	QT Group OYJ	3,609	248,344
	Sampo OYJ, Class A	94,925	1,016,505
		Shares	Value»
FINLAND — (Continued)
#	Talenom OYJ	8,051	$32,119
#	Tokmanni Group Corp.	9,567	93,684
	Vaisala OYJ, Class A	2,328	125,566
TOTAL FINLAND			8,626,529
FRANCE — (5.1%)
	Aeroports de Paris SA	1,246	151,233
*	Bastide le Confort Medical	726	25,178
	Elis SA	14,327	394,996
	Eurofins Scientific SE	1,505	115,258
	FDJ UNITED	29,328	914,794
	Gaztransport Et Technigaz SA	10,027	1,885,932
	Getlink SE	51,070	926,201
*	ID Logistics Group SACA	1,159	581,812
	Infotel SA	775	35,441
	Interparfums SA	4,793	176,002
	Ipsen SA	4,264	502,436
	IPSOS SA	2,573	115,534
	JCDecaux SE	17,391	285,920
	Kaufman & Broad SA	3,850	137,169
	Linedata Services	183	14,180
	Nexans SA	7,280	1,046,284
*	OVH Groupe SA	585	7,040
	Pluxee NV	15,298	310,217
	Rexel SA	3,209	96,990
	Robertet SA	137	129,050
	SEB SA	1,897	138,571
	Seche Environnement SACA	870	101,074
	Societe BIC SA	1,220	74,180
	Societe LDC SADIR	222	23,440
	Sodexo SA	10,417	619,535
	Sopra Steria Group	5,081	1,094,788
	SPIE SA	33,641	1,979,819
	Stef SA	683	103,057
	Sword Group	2,139	88,590
	Technip Energies NV	33,822	1,460,479
	Trigano SA	94	16,030
	Vallourec SACA	40,543	757,711
Ω	Verallia SA	8,301	267,076
	Virbac SACA	421	166,725
	VusionGroup	927	238,289
TOTAL FRANCE			14,981,031
GERMANY — (5.9%)
	Adesso SE	355	32,800
	AlzChem Group AG	978	165,548
#	Amadeus Fire AG	1,636	124,906
	Atoss Software SE	2,860	383,617
	Bechtle AG	19,875	862,651
*	Ceconomy AG	28,388	143,437
	Cewe Stiftung & Co. KGaA	684	78,332

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CTS Eventim AG & Co. KGaA	15,249	$1,721,984
	Dermapharm Holding SE	5,013	191,988
	Eckert & Ziegler SE	3,961	301,326
	Elmos Semiconductor SE	2,015	201,116
	Energiekontor AG	2,022	113,632
	Fabasoft AG	987	18,524
	Fielmann Group AG	8,389	531,546
	flatexDEGIRO AG	17,548	530,358
	Freenet AG	20,446	663,122
	Friedrich Vorwerk Group SE	1,386	134,710
	FUCHS SE	6,923	243,492
	GEA Group AG	33,419	2,400,495
	GFT Technologies SE	3,243	67,183
#*	HelloFresh SE	27,686	291,331
	Hensoldt AG	14,387	1,576,856
	HOCHTIEF AG	634	138,144
	HUGO BOSS AG	6,429	299,418
*	IONOS Group SE	1,829	86,743
	IVU Traffic Technologies AG	3,749	90,093
#	Kontron AG	4,880	157,429
	Krones AG	3,266	483,615
*	Nagarro SE	2,210	139,767
*	Nordex SE	18,489	453,829
	Pfeiffer Vacuum Technology AG	139	24,664
#	Qiagen NV	7,428	366,498
	Rational AG	747	576,644
	Schott Pharma AG & Co. KGaA	847	22,860
Ω	Scout24 SE	5,435	726,342
	Secunet Security Networks AG	437	108,638
	Stroeer SE & Co. KGaA	9,841	528,780
	SUSS MicroTec SE	3,129	113,425
*Ω	TeamViewer SE	40,383	412,994
*	TUI AG	83,340	751,898
	Vossloh AG	1,134	111,220
	Washtec AG	3,729	170,684
*Ω	Zalando SE	28,868	841,734
TOTAL GERMANY			17,384,373
HONG KONG — (1.6%)
#	ASMPT Ltd.	12,500	105,746
	Best Mart 360 Holdings Ltd.	42,000	12,249
#	Bright Smart Securities & Commodities Group Ltd.	152,000	285,256
	Cafe de Coral Holdings Ltd.	104,000	95,817
		Shares	Value»
HONG KONG — (Continued)
	CITIC Telecom International Holdings Ltd.	110,000	$35,663
	C-Mer Medical Holdings Ltd.	64,000	14,800
#*	Cowell e Holdings, Inc.	88,000	296,067
Ω	Crystal International Group Ltd.	78,000	56,041
#	DL Holdings Group Ltd.	24,000	10,538
	Fairwood Holdings Ltd.	25,500	18,000
#*Ω	FIT Hon Teng Ltd.	242,000	81,458
	FSE Lifestyle Services Ltd.	41,000	30,526
	Giordano International Ltd.	172,000	32,618
#*††	Gold Financial Holdings Ltd.	214,000	0
	IGG, Inc.	120,000	62,847
Ω	Impro Precision Industries Ltd.	27,000	10,412
	JBM Healthcare Ltd.	28,000	10,546
	KLN Logistics Group Ltd.	58,500	61,519
	Luk Fook Holdings International Ltd.	13,000	33,922
	Man Wah Holdings Ltd.	370,000	208,719
*	Melco International Development Ltd.	133,499	92,311
*††	MH Development NPV	80,000	0
	Modern Dental Group Ltd.	43,000	23,781
#	Nissin Foods Co. Ltd.	36,000	31,200
	Oriental Watch Holdings	28,000	12,068
	PAX Global Technology Ltd.	8,000	6,930
	PC Partner Group Ltd.	12,000	11,306
	PCCW Ltd.	971,687	696,162
	Perfect Medical Health Management Ltd.	132,000	27,575
	Pico Far East Holdings Ltd.	32,000	10,427
	Plover Bay Technologies Ltd.	128,000	108,068
#	Sa Sa International Holdings Ltd.	134,000	10,553
Ω	Samsonite Group SA	308,100	628,434
	SmarTone Telecommunications Holdings Ltd.	25,000	14,629

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Solomon Systech International Ltd.	164,000	$9,535
	Stella International Holdings Ltd.	76,500	151,932
	SUNeVision Holdings Ltd.	211,000	208,266
*	Theme International Holdings Ltd.	310,000	33,176
	Tradelink Electronic Commerce Ltd.	178,000	21,730
	United Laboratories International Holdings Ltd.	142,000	266,186
	Vitasoy International Holdings Ltd.	192,000	224,151
	VSTECS Holdings Ltd.	80,000	92,585
	VTech Holdings Ltd.	42,100	311,959
#	Xinyi Glass Holdings Ltd.	207,373	213,758
TOTAL HONG KONG			4,669,466
IRELAND — (0.3%)
	Cairn Homes PLC	45,190	112,159
	Glanbia PLC (GLB ID)	27,038	392,859
	Irish Continental Group PLC (IR5B ID)	40,436	255,037
TOTAL IRELAND			760,055
ISRAEL — (0.9%)
	Analyst IMS Investment Management Services Ltd.	418	14,937
	Arad Ltd.	2,055	31,350
	Automatic Bank Services Ltd.	1,364	8,661
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,181	223,979
	Cohen Development Gas & Oil Ltd.	84	5,198
	Danel Adir Yeoshua Ltd.	1,587	217,520
	Danya Cebus Ltd.	1,341	48,922
	Delta Israel Brands Ltd.	658	17,025
	Electra Consumer Products 1970 Ltd.	2,404	95,395
	FMS Enterprises Migun Ltd.	369	15,824
	Formula Systems 1985 Ltd. (FORTY IT)	246	29,613
	Fox Wizel Ltd.	1,581	163,951
		Shares	Value»
ISRAEL — (Continued)
	Globrands Ltd.	90	$14,903
	Hiper Global Ltd.	2,782	15,399
	IDI Insurance Co. Ltd.	2,449	141,079
	Inrom Construction Industries Ltd.	25,113	146,416
	M Yochananof & Sons Ltd.	700	64,566
#	Magic Software Enterprises Ltd. (MGIC US)	9,937	205,795
*	Malam - Team Ltd.	2,020	68,211
	Max Stock Ltd.	16,993	90,499
	Meitav Investment House Ltd.	10,788	269,179
	Novolog Ltd.	23,600	9,648
	One Software Technologies Ltd.	319	8,242
	Partner Communications Co. Ltd.	24,343	224,187
	Qualitau Ltd.	96	12,060
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	246,895
	Retailors Ltd.	3,984	82,885
	Tadiran Group Ltd.	920	48,866
Ω	Tamar Petroleum Ltd.	2,262	27,025
	Telsys Ltd.	884	55,620
	Tiv Taam Holdings 1 Ltd.	18,868	45,672
TOTAL ISRAEL			2,649,522
ITALY — (4.5%)
	A2A SpA	52,813	128,692
	ACEA SpA	6,569	145,781
	Amplifon SpA	35,115	591,123
	Arnoldo Mondadori Editore SpA	50,889	117,152
	Azimut Holding SpA	39,046	1,327,271
	Banca Generali SpA	20,762	1,159,605
	Banca Mediolanum SpA	21,141	372,902
*Ω	BFF Bank SpA	45,285	537,632
#	Brembo NV	11,007	105,521
	Brunello Cucinelli SpA	11,735	1,315,995
Ω	Carel Industries SpA	10,923	296,719
	Cembre SpA	763	51,851
	De' Longhi SpA	8,156	267,504
Ω	Enav SpA	20,417	89,570
*	Fincantieri SpA	13,792	266,908
	Hera SpA	109,909	470,296
	Intercos SpA	8,001	107,031
#	Italian Sea Group SpA	2,920	18,243
	Iveco Group NV	8,027	165,917

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Lottomatica Group SpA	986	$26,578
	LU-VE SpA	2,501	92,508
	Maire SpA	52,339	727,014
	MARR SpA	5,190	60,795
	Moltiply Group SpA	4,425	218,552
*	NewPrinces SpA	4,907	127,879
	Pharmanutra SpA	1,151	60,268
#	Piaggio & C SpA	45,642	98,528
Ω	RAI Way SpA	34,041	227,254
	Reply SpA	7,137	1,117,895
	Saipem SpA	267,614	715,340
#	Sanlorenzo SpA	3,013	101,547
	Sesa SpA	2,243	168,902
	SOL SpA	12,905	688,593
Ω	Technogym SpA	40,447	624,067
	TXT e-solutions SpA	983	37,745
	Webuild SpA	97,794	440,137
	Wiit SpA	1,016	18,085
#	Zignago Vetro SpA	7,166	64,090
TOTAL ITALY			13,151,490
JAPAN — (21.4%)
#	&Do Holdings Co. Ltd.	3,700	26,651
#	A&D HOLON Holdings Co. Ltd.	5,300	70,434
#	Adastria Co. Ltd.	6,700	133,058
	Ad-sol Nissin Corp.	2,600	23,106
*	Adventure, Inc.	800	17,658
	Aeon Fantasy Co. Ltd.	2,900	68,951
	Aeon Hokkaido Corp.	9,000	53,487
	Aeon Kyushu Co. Ltd.	1,200	23,922
	Ai Holdings Corp.	600	9,604
	Aica Kogyo Co. Ltd.	13,800	339,795
	Aidma Holdings, Inc.	700	11,263
#	Airman Corp.	4,900	66,745
#	Airtrip Corp.	3,700	22,381
#	AIT Corp.	2,500	30,960
#*	Akebono Brake Industry Co. Ltd.	20,100	14,056
	Alleanza Holdings Co. Ltd.	4,600	32,197
	Altech Corp.	4,470	81,247
	Amano Corp.	14,300	399,023
	Amiyaki Tei Co. Ltd.	1,600	16,149
	Amvis Holdings, Inc.	9,000	30,754
	Anest Iwata Corp.	800	8,316
	Anicom Holdings, Inc.	20,000	103,280
	Anycolor, Inc.	4,300	134,000
#*	AnyMind Group, Inc.	3,300	12,440
	Aoyama Zaisan Networks Co. Ltd.	6,400	76,656
	Arata Corp.	3,300	70,367
	Arealink Co. Ltd.	4,400	73,906
	Argo Graphics, Inc.	4,200	146,853
#	Artner Co. Ltd.	2,100	26,238
		Shares	Value»
JAPAN — (Continued)
	As One Corp.	16,300	$256,150
	Asahi Net, Inc.	7,000	31,706
#	Asahi Yukizai Corp.	2,400	68,714
	ASKUL Corp.	13,500	134,836
*	Atom Corp.	2,100	9,390
	Atrae, Inc.	4,500	22,848
	Aucnet, Inc.	9,200	102,738
	Avant Group Corp.	7,100	71,091
	Axell Corp.	600	3,852
	Axial Retailing, Inc.	13,700	103,674
#	AZ-COM MARUWA Holdings, Inc.	12,100	93,340
	AZOOM Co. Ltd.	400	22,293
#*	Bank of Innovation, Inc.	900	70,762
	Base Co. Ltd.	2,100	48,761
	Beauty Garage, Inc.	2,600	29,324
	Belc Co. Ltd.	3,000	143,522
	Bell System24 Holdings, Inc.	12,200	109,651
#	Bewith, Inc.	800	7,923
#	Bic Camera, Inc.	25,500	266,254
	Bookoff Group Holdings Ltd.	1,200	11,381
#	BrainPad, Inc.	4,700	41,739
	Broadmedia Corp.	2,530	31,224
	BRONCO BILLY Co. Ltd.	800	21,470
	Bunka Shutter Co. Ltd.	9,300	157,412
#	Bushiroad, Inc.	4,300	19,083
#	Business Engineering Corp.	1,400	47,408
	C Uyemura & Co. Ltd.	2,600	166,526
	Careerlink Co. Ltd.	2,200	32,753
#	Carenet, Inc.	5,100	25,888
	Celsys, Inc.	13,300	145,459
	Central Automotive Products Ltd.	9,900	126,410
	Central Security Patrols Co. Ltd.	1,400	22,044
#	Change Holdings, Inc.	10,500	80,324
	Charm Care Corp. KK	5,300	46,450
#	Chikaranomoto Holdings Co. Ltd.	2,800	26,620
	Chugoku Marine Paints Ltd.	7,100	145,836
	CKD Corp.	16,000	285,652
	Colowide Co. Ltd.	22,300	287,897
#	Como Co. Ltd.	1,000	21,221
	Computer Engineering & Consulting Ltd.	6,700	99,150
	Comture Corp.	7,600	88,184
	Copro-Holdings Co. Ltd.	1,100	15,659

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Core Concept Technologies, Inc.	700	$5,936
#	Core Corp.	2,800	35,706
#	Cota Co. Ltd.	6,129	57,691
#	Create Restaurants Holdings, Inc.	38,100	387,647
	Create SD Holdings Co. Ltd.	8,100	184,707
	Creek & River Co. Ltd.	3,700	36,652
	Cresco Ltd.	9,000	102,122
	CrowdWorks, Inc.	1,300	9,594
#	CTS Co. Ltd.	8,600	49,796
	Curves Holdings Co. Ltd.	16,500	81,490
#*	Cyber Security Cloud, Inc.	800	8,959
	Cybozu, Inc.	7,600	200,421
	Daicel Corp.	15,500	133,332
	Dai-Dan Co. Ltd.	3,000	91,232
	Daiichikosho Co. Ltd.	15,700	168,557
	Daikokutenbussan Co. Ltd.	2,100	99,748
	Daiseki Co. Ltd.	11,798	274,668
	Daitron Co. Ltd.	1,900	46,314
	Daiwabo Holdings Co. Ltd.	28,500	524,104
*	DD GROUP Co. Ltd.	2,100	23,460
	Dear Life Co. Ltd.	10,300	87,243
	Densan System Holdings Co. Ltd.	2,400	41,402
	Dentsu Soken, Inc.	7,800	342,600
	Dexerials Corp.	47,100	680,955
#	Digital Arts, Inc.	3,200	169,169
#	Digital Hearts Holdings Co. Ltd.	4,700	29,857
	Digital Information Technologies Corp.	4,200	71,184
#	Dip Corp.	9,600	155,391
	DMG Mori Co. Ltd.	18,000	415,930
	Double Standard, Inc.	1,200	12,628
	DTS Corp.	13,600	451,220
	EAT&HOLDINGS Co. Ltd.	1,600	22,167
	Ebara Jitsugyo Co. Ltd.	3,600	93,084
	Ebase Co. Ltd.	8,200	27,517
	eGuarantee, Inc.	10,500	103,949
	E-Guardian, Inc.	400	5,895
	Elan Corp.	2,600	14,686
	Elecom Co. Ltd.	15,200	196,598
	EM Systems Co. Ltd.	9,000	45,666
	en Japan, Inc.	9,800	113,777
	Entrust, Inc.	4,400	27,358
	ES-Con Japan Ltd.	6,900	44,409
	ESPEC Corp.	1,700	35,985
#	Eternal Hospitality Group Co. Ltd.	1,200	24,223
		Shares	Value»
JAPAN — (Continued)
	EXEO Group, Inc.	14,000	$183,891
	F&M Co. Ltd.	1,900	34,468
	FaithNetwork Co. Ltd.	1,500	23,011
	Fast Fitness Japan, Inc.	1,200	12,114
*	FDK Corp.	1,800	4,776
	Financial Partners Group Co. Ltd.	15,000	240,835
#	FINDEX, Inc.	6,200	31,463
#	Fintech Global, Inc.	19,400	14,203
	Fixstars Corp.	5,000	67,275
#	Focus Systems Corp.	1,600	15,180
	Food & Life Cos. Ltd.	1,900	95,696
	Forum Engineering, Inc.	5,800	46,805
#	Forval Corp.	1,800	17,817
	FP Corp.	12,400	221,055
#	FP Partner, Inc.	1,600	21,785
	France Bed Holdings Co. Ltd.	6,400	54,904
	Freebit Co. Ltd.	4,100	40,865
	FTGroup Co. Ltd.	2,600	20,766
	Fuji Kosan Co. Ltd.	900	7,314
	Fuji Kyuko Co. Ltd.	6,700	94,228
	Fuji Seal International, Inc.	2,400	44,092
	Fujibo Holdings, Inc.	1,200	47,279
	Fujimi, Inc.	12,200	181,922
#	Fujio Food Group, Inc.	3,700	27,746
	Fujita Kanko, Inc.	1,800	125,247
	Fukuda Denshi Co. Ltd.	5,200	242,021
	Fukui Computer Holdings, Inc.	3,200	64,626
	FULLCAST Holdings Co. Ltd.	5,400	59,562
	Funai Soken Holdings, Inc.	10,630	167,318
	Furuya Metal Co. Ltd.	1,500	25,547
	Fuso Chemical Co. Ltd.	5,600	158,673
	Future Corp.	13,500	210,997
	G-7 Holdings, Inc.	8,600	74,543
*	GA Technologies Co. Ltd.	3,600	47,914
	Gakkyusha Co. Ltd.	1,800	27,874
	Gakujo Co. Ltd.	1,800	22,172
	Galilei Co. Ltd.	6,400	140,388
*	GENDA, Inc.	7,300	44,968
	Genki Global Dining Concepts Corp.	3,200	73,549
	Genky DrugStores Co. Ltd.	4,400	129,912
#	Gift Holdings, Inc.	2,400	55,269
	giftee, Inc.	6,000	55,678
	Global Link Management KK	1,000	14,638

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	GMO Financial Gate, Inc.	1,000	$31,835
	GMO Financial Holdings, Inc.	10,300	57,009
	GMO GlobalSign Holdings KK	1,400	21,236
	GMO internet group, Inc.	15,938	408,289
*	GNI Group Ltd.	10,400	189,386
*	Gokurakuyu Holdings Co. Ltd.	3,700	11,911
	Goldwin, Inc.	800	41,193
	Greens Co. Ltd.	2,300	31,264
	grems, Inc.	3,600	59,940
	GungHo Online Entertainment, Inc.	7,300	139,750
#	Hakudo Co. Ltd.	1,800	28,919
	Halows Co. Ltd.	3,400	111,632
	Hamee Corp.	1,900	15,961
	Happinet Corp.	4,200	157,828
	Hard Off Corp. Co. Ltd.	3,700	42,742
	Hazama Ando Corp.	17,200	182,394
#	Hennge KK	5,800	63,958
	Hiday Hidaka Corp.	4,800	107,958
	Himacs Ltd.	720	5,735
#*	Hino Motors Ltd.	40,400	98,188
	Hioki EE Corp.	2,868	105,925
	Hirose Tusyo, Inc.	400	11,003
#	HIS Co. Ltd.	10,800	101,691
	Hokuto Corp.	2,100	25,671
	Honeys Holdings Co. Ltd.	3,200	31,392
	Hoosiers Holdings Co. Ltd.	1,600	14,321
	Horiba Ltd.	400	29,417
#	Hotland Holdings Co. Ltd.	3,900	51,443
#	IBJ, Inc.	7,600	43,540
#	Ichibanya Co. Ltd.	15,820	102,180
	IDOM, Inc.	22,700	146,627
#	IG Port, Inc.	2,400	26,554
#	IKK Holdings, Inc.	2,500	13,142
#	I'll, Inc.	3,200	59,451
#	i-mobile Co. Ltd.	8,400	34,316
#	Imuraya Group Co. Ltd.	2,200	36,005
#	I-NE Co. Ltd.	1,800	20,147
#	I-Net Corp.	3,440	45,018
	Infomart Corp.	23,200	63,661
	Insource Co. Ltd.	16,000	96,572
	Intage Holdings, Inc.	900	11,641
	Intelligent Wave, Inc.	3,700	26,235
#	IPS, Inc.	2,400	43,762
	ISB Corp.	3,900	38,833
#	Ise Chemicals Corp.	800	144,722
	Istyle, Inc.	15,800	59,834
	Itfor, Inc.	9,100	91,626
		Shares	Value»
JAPAN — (Continued)
#	ITmedia, Inc.	4,100	$44,924
	Ito En Ltd.	10,600	230,219
	Itochu Enex Co. Ltd.	11,000	147,685
	Itoki Corp.	10,500	160,697
#	Iwaki Co. Ltd.	2,200	38,401
	JAC Recruitment Co. Ltd.	23,200	162,368
*	Jade Group, Inc.	3,000	27,466
	Japan Airport Terminal Co. Ltd.	8,100	245,994
	Japan Aviation Electronics Industry Ltd.	9,300	149,053
	Japan Business Systems, Inc.	1,400	13,384
*	Japan Communications, Inc.	34,900	37,105
	Japan Elevator Service Holdings Co. Ltd.	18,500	493,867
	Japan Lifeline Co. Ltd.	14,500	138,543
	Japan Material Co. Ltd.	22,000	200,514
	Japan Property Management Center Co. Ltd.	3,500	27,155
	Japan System Techniques Co. Ltd.	4,400	54,315
	JBCC Holdings, Inc.	21,600	185,639
	JCU Corp.	6,400	150,536
	Jeol Ltd.	12,300	351,894
	JFE Systems, Inc.	1,600	21,151
#*	JIG-SAW, Inc.	1,700	30,652
	JINS Holdings, Inc.	4,000	212,086
	J-Lease Co. Ltd.	5,400	51,481
#	JM Holdings Co. Ltd.	3,700	70,666
	JP-Holdings, Inc.	20,500	73,468
	Justsystems Corp.	10,400	261,904
	JVCKenwood Corp.	30,800	243,564
	Kaga Electronics Co. Ltd.	1,800	34,550
	Kagome Co. Ltd.	15,500	296,190
#	Kakiyasu Honten Co. Ltd.	3,000	54,165
	Kamakura Shinsho Ltd.	10,700	39,319
	Kameda Seika Co. Ltd.	801	21,422
	Kanadevia Corp.	42,700	288,188
	Kanamic Network Co. Ltd.	5,200	15,155
	Kanematsu Corp.	11,200	210,427
	Kanro, Inc.	1,800	22,484

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kappa Create Co. Ltd.	5,100	$51,182
	Katitas Co. Ltd.	14,800	248,170
#	KeePer Technical Laboratory Co. Ltd.	5,200	112,292
	Keihan Holdings Co. Ltd.	13,500	276,916
	KH Neochem Co. Ltd.	5,200	98,419
#	Kibun Foods, Inc.	1,400	10,230
#	Kintetsu Department Store Co. Ltd.	2,000	24,322
	Ki-Star Real Estate Co. Ltd.	1,600	51,202
	Koa Shoji Holdings Co. Ltd.	2,000	9,518
#	Kohoku Kogyo Co. Ltd.	1,200	20,816
	KOMEDA Holdings Co. Ltd.	14,600	291,189
	Komehyo Holdings Co. Ltd.	2,300	44,492
	Konoike Transport Co. Ltd.	3,800	81,324
	Konoshima Chemical Co. Ltd.	1,300	11,147
#	Kosaido Holdings Co. Ltd.	17,000	51,526
	Koshidaka Holdings Co. Ltd.	13,241	119,633
	Kotobuki Spirits Co. Ltd.	22,500	300,232
	Kozo Keikaku Engineering Holdings, Inc.	3,000	49,209
	Kura Sushi, Inc.	4,200	115,363
	Kushikatsu Tanaka Holdings Co.	1,100	14,155
	Kusuri No. Aoki Holdings Co. Ltd.	15,900	423,226
#	Kyoritsu Maintenance Co. Ltd.	17,600	423,741
	Kyudenko Corp.	1,300	55,543
	LA Holdings Co. Ltd.	1,400	56,848
	Lacto Japan Co. Ltd.	800	21,171
#	LEC, Inc.	1,200	8,956
	Leopalace21 Corp.	48,000	226,182
	Life Corp.	10,800	172,610
	Lifedrink Co., Inc.	5,600	83,642
#	LIKE, Inc.	1,800	17,078
#	Link & Motivation, Inc.	13,500	44,649
#	LITALICO, Inc.	6,400	59,974
#	Macbee Planet, Inc.	1,400	24,342
	Macnica Holdings, Inc.	25,600	334,345
	Maeda Kosen Co. Ltd.	12,800	161,461
		Shares	Value»
JAPAN — (Continued)
#	Management Solutions Co. Ltd.	3,400	$37,715
	Mani, Inc.	22,800	191,999
	MarkLines Co. Ltd.	4,100	53,652
	Matching Service Japan Co. Ltd.	1,300	8,277
#	Matsui Securities Co. Ltd.	35,500	173,519
#	Matsuya Co. Ltd.	1,900	14,048
	Matsuyafoods Holdings Co. Ltd.	1,600	66,599
	Max Co. Ltd.	3,600	120,609
	Maxvalu Tokai Co. Ltd.	500	10,504
	MCJ Co. Ltd.	23,300	216,615
	MEC Co. Ltd.	4,900	90,701
	Media Do Co. Ltd.	1,100	12,751
#*	Medley, Inc.	1,900	38,869
	Meidensha Corp.	4,600	173,243
	Meiho Facility Works Ltd.	3,100	21,204
	Meiko Electronics Co. Ltd.	5,600	274,420
	MEITEC Group Holdings, Inc.	24,000	502,022
*	Mercari, Inc.	25,800	393,627
	METAWATER Co. Ltd.	5,600	101,801
	Micronics Japan Co. Ltd.	9,600	349,757
#	Midac Holdings Co. Ltd.	2,400	34,336
	Milbon Co. Ltd.	8,960	151,102
#	Mirai Industry Co. Ltd.	1,100	27,650
	Miroku Jyoho Service Co. Ltd.	6,000	74,859
	Mitani Corp.	6,400	93,760
	Mitani Sekisan Co. Ltd.	2,300	131,571
	Mitsubishi Logisnext Co. Ltd.	8,200	105,486
#	Mitsui High-Tec, Inc.	23,500	118,069
	Mitsui-Soko Holdings Co. Ltd.	9,900	257,243
	Miura Co. Ltd.	11,000	219,333
	MIXI, Inc.	6,700	153,328
#	Miyaji Engineering Group, Inc.	4,000	51,941
	Mizuho Medy Co. Ltd.	2,000	18,797
	Modec, Inc.	9,300	396,233
	Monogatari Corp.	9,900	256,953
	Morinaga & Co. Ltd.	19,600	312,873
	Morozoff Ltd.	2,700	27,388
	MOS Food Services, Inc.	2,400	60,809
	MTI Ltd.	1,800	11,048

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mugen Estate Co. Ltd.	2,500	$32,388
	m-up Holdings, Inc.	11,300	157,485
	Musashi Seimitsu Industry Co. Ltd.	5,100	109,800
	Nagase Brothers, Inc.	1,700	21,648
	Nagawa Co. Ltd.	1,600	68,473
	Nakanishi, Inc.	20,400	262,596
	Namura Shipbuilding Co. Ltd.	9,100	185,798
	NCD Co. Ltd./Shinagawa	1,900	37,185
#	New Art Holdings Co. Ltd.	3,619	33,355
	Nextage Co. Ltd.	13,500	167,572
#*	NexTone, Inc.	1,200	14,584
	Nichias Corp.	14,000	535,646
	Nifco, Inc.	11,100	270,840
	Nihon Dengi Co. Ltd.	400	13,202
	Nihon M&A Center Holdings, Inc.	74,300	371,442
	Nippon Air Conditioning Services Co. Ltd.	6,700	52,097
	Nippon Aqua Co. Ltd.	3,900	20,917
#	Nippon Concept Corp.	1,800	36,366
	Nippon Gas Co. Ltd.	38,300	696,736
#	Nippon Parking Development Co. Ltd.	74,700	131,047
	Nippon Shinyaku Co. Ltd.	1,100	23,684
#	Nishimatsuya Chain Co. Ltd.	10,900	160,578
	Nissei ASB Machine Co. Ltd.	2,700	116,500
#	Nisso Holdings Co. Ltd.	8,200	36,000
	Nissui Corp.	33,700	196,750
	Nitto Kogyo Corp.	300	6,629
	Nittoc Construction Co. Ltd.	2,800	22,029
	Noevir Holdings Co. Ltd.	4,800	146,344
	Nojima Corp.	9,100	208,027
	NSD Co. Ltd.	19,600	468,795
	NSW, Inc.	2,200	37,693
	Oat Agrio Co. Ltd.	1,200	19,125
#	Oenon Holdings, Inc.	4,100	15,970
#	Ohba Co. Ltd.	2,300	15,842
	Ohsho Food Service Corp.	12,000	296,891
	Okinawa Cellular Telephone Co.	8,600	291,988
	Onward Holdings Co. Ltd.	14,300	58,192
		Shares	Value»
JAPAN — (Continued)
	Ootoya Holdings Co. Ltd.	400	$14,062
	Open Up Group, Inc.	9,000	110,287
	Optex Group Co. Ltd.	3,720	41,950
#*	Optim Corp.	4,900	17,129
	Organo Corp.	6,200	382,016
	Oro Co. Ltd.	2,900	60,706
#	Osaka Organic Chemical Industry Ltd.	3,900	75,316
#	OSAKA Titanium Technologies Co. Ltd.	7,700	84,184
	OSG Corp.	10,600	137,157
	PAL GROUP Holdings Co. Ltd.	10,800	353,375
	Paramount Bed Holdings Co. Ltd.	4,500	73,834
	Park24 Co. Ltd.	33,300	420,526
	Penta-Ocean Construction Co. Ltd.	39,300	254,325
*	PeptiDream, Inc.	24,500	271,496
#	Pharma Foods International Co. Ltd.	4,100	23,968
*	PIA Corp.	1,300	25,654
	Pigeon Corp.	33,600	371,441
	PILLAR Corp.	6,900	176,728
	Pilot Corp.	8,200	238,736
#	Plus Alpha Consulting Co. Ltd.	6,300	94,761
	Poppins Corp.	800	7,167
#	Port, Inc.	1,000	12,557
	Premium Group Co. Ltd.	10,200	153,510
	Premium Water Holdings, Inc.	800	17,374
	Prestige International, Inc.	32,400	140,961
#	Pronexus, Inc.	3,800	28,531
#	Pro-Ship, Inc.	2,600	50,446
	Qol Holdings Co. Ltd.	2,200	29,444
	Quick Co. Ltd.	3,900	60,391
	Raito Kogyo Co. Ltd.	13,600	281,004
#	Raksul, Inc.	9,800	80,446
	Rakus Co. Ltd.	18,304	280,739
	Relo Group, Inc.	29,300	336,458
	Renaissance, Inc.	1,700	12,894
	Resorttrust, Inc.	50,200	621,851
	Rheon Automatic Machinery Co. Ltd.	1,100	10,066
#	Ride On Express Holdings Co. Ltd.	2,400	15,855
	Riken Keiki Co. Ltd.	5,800	122,110
	Riken Vitamin Co. Ltd.	300	5,725
#	Ringer Hut Co. Ltd.	5,000	75,015

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Riso Kyoiku Co. Ltd.	12,105	$17,313
	Roland Corp.	2,800	58,525
#	Rorze Corp.	14,300	192,286
	Round One Corp.	62,600	642,848
	Royal Holdings Co. Ltd.	5,400	95,327
	Saizeriya Co. Ltd.	3,600	126,295
#	Samco, Inc.	900	16,876
	Sangetsu Corp.	8,500	169,167
	Sanki Engineering Co. Ltd.	4,800	141,229
	Sankyo Frontier Co. Ltd.	3,000	40,268
	Sankyu, Inc.	4,900	288,450
#	Santec Holdings Corp.	900	35,212
	Sato Foods Co. Ltd.	600	28,680
	Sawai Group Holdings Co. Ltd.	22,800	292,672
#	SBI Global Asset Management Co. Ltd.	12,700	52,118
	SBS Holdings, Inc.	5,900	125,620
	Seiko Group Corp.	3,900	108,415
	Seiren Co. Ltd.	8,500	138,859
	Senko Group Holdings Co. Ltd.	18,000	242,266
	Senshu Electric Co. Ltd.	3,300	93,210
	Seria Co. Ltd.	14,476	266,598
	Seven Bank Ltd.	124,400	223,448
	SFP Holdings Co. Ltd.	1,600	23,446
	Sharingtechnology, Inc.	3,000	24,044
	Shibaura Electronics Co. Ltd.	4,400	176,344
	Shibaura Mechatronics Corp.	3,600	253,348
*	SHIFT, Inc.	38,985	409,126
	Shimadaya Corp.	1,400	17,717
	Shin Maint Holdings Co. Ltd.	5,200	38,635
	Shinagawa Refractories Co. Ltd.	5,200	59,407
#	Shinnihonseiyaku Co. Ltd.	4,000	59,761
	Ship Healthcare Holdings, Inc.	20,100	280,479
	SHO-BOND Holdings Co. Ltd.	6,400	204,351
	Shoei Co. Ltd.	15,400	184,399
	SIGMAXYZ Holdings, Inc.	19,600	156,063
*	Simplex Holdings, Inc.	5,700	154,737
		Shares	Value»
JAPAN — (Continued)
	Sinfonia Technology Co. Ltd.	4,300	$270,060
	Sinko Industries Ltd.	10,500	88,827
	SKY Perfect JSAT Holdings, Inc.	4,200	39,775
#	Smaregi, Inc.	500	11,016
	SMS Co. Ltd.	19,900	199,217
#	Socionext, Inc.	30,900	582,305
	Softcreate Holdings Corp.	5,000	74,137
	Software Service, Inc.	800	72,001
	Solasto Corp.	14,600	41,421
	Soliton Systems KK	3,900	35,469
	Sparx Group Co. Ltd.	7,020	69,531
	S-Pool, Inc.	1,100	2,339
	SRA Holdings	3,100	94,594
	SRS Holdings Co. Ltd.	6,600	56,006
#	St. Marc Holdings Co. Ltd.	1,800	28,622
	Star Mica Holdings Co. Ltd.	2,600	17,175
	Starts Corp., Inc.	7,800	235,852
	Step Co. Ltd.	1,600	24,613
	STI Foods Holdings, Inc.	2,400	20,846
	Strike Co. Ltd.	3,100	80,445
#	Studio Alice Co. Ltd.	1,900	27,072
	Subaru Enterprise Co. Ltd.	1,500	30,764
*	Sun*, Inc. (4053 JP)	1,600	5,597
	SWCC Corp.	6,900	413,068
	System D, Inc.	800	11,896
	System Research Co. Ltd.	2,000	28,907
#	System Support Holdings, Inc.	1,700	30,211
	Systems Engineering Consultants Co. Ltd.	600	20,673
	Systena Corp.	78,000	206,620
	Syuppin Co. Ltd.	8,200	68,467
	Taiyo Holdings Co. Ltd.	10,500	455,985
	Takara & Co. Ltd.	2,200	51,687
	Takasago Thermal Engineering Co. Ltd.	8,600	417,277
	Takeuchi Manufacturing Co. Ltd.	11,300	403,931
#	Tama Home Co. Ltd.	5,500	129,711
#	Tamron Co. Ltd.	43,200	259,602
#	Tazmo Co. Ltd.	4,100	60,523
	TDC Soft, Inc.	10,200	88,633
	TechMatrix Corp.	11,600	165,027
	TechnoPro Holdings, Inc.	20,900	661,907

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tenpos Holdings Co. Ltd.	1,600	$35,901
	TKC Corp.	8,200	246,312
	Tocalo Co. Ltd.	21,500	287,696
#	Toho Co. Ltd. (8142 JP)	1,400	30,198
	Toho System Science Co. Ltd.	2,400	19,793
#	Toho Titanium Co. Ltd.	10,500	95,087
	TOKAI Holdings Corp.	29,500	208,882
	Token Corp.	300	27,714
	Tokyo Base Co. Ltd.	6,300	20,117
	Tokyo Electron Device Ltd.	6,900	120,030
#	Tokyo Individualized Educational Institute, Inc.	7,300	17,586
	Tokyo Seimitsu Co. Ltd.	8,000	497,678
	Tokyotokeiba Co. Ltd.	5,500	189,541
	Tomy Co. Ltd.	25,400	536,773
	Topcon Corp.	9,400	204,660
	Toridoll Holdings Corp.	13,600	400,066
	Torishima Pump Manufacturing Co. Ltd.	400	5,737
	Tosei Corp.	6,900	133,049
	Toshiba TEC Corp.	7,100	141,941
	Totech Corp.	3,300	62,016
#	Toukei Computer Co. Ltd.	600	15,804
	Toumei Co. Ltd.	800	9,531
#	Towa Corp.	11,139	138,328
	Toyo Construction Co. Ltd.	4,400	48,087
#	Toyo Gosei Co. Ltd.	1,600	53,840
	Traders Holdings Co. Ltd.	8,020	63,146
#	Transaction Co. Ltd.	4,000	69,382
*	Transaction Media Networks, Inc.	6,200	20,105
	Transcosmos, Inc.	6,300	150,057
	TRE Holdings Corp.	500	4,483
#	Treasure Factory Co. Ltd.	2,600	29,893
#	Tri Chemical Laboratories, Inc.	2,900	65,875
	Tsuburaya Fields Holdings, Inc.	9,600	146,123
	Tsugami Corp.	6,500	89,520
	Tsuzuki Denki Co. Ltd.	900	18,188
	ULS Group, Inc.	700	33,643
	Ulvac, Inc.	8,500	312,222
		Shares	Value»
JAPAN — (Continued)
	U-Next Holdings Co. Ltd.	14,400	$193,653
	United Arrows Ltd.	5,000	72,562
	User Local, Inc.	2,500	31,566
	UT Group Co. Ltd.	8,900	150,250
	Valqua Ltd.	6,500	151,914
#	Value HR Co. Ltd.	4,800	53,275
	ValueCommerce Co. Ltd.	5,000	26,701
	Vector, Inc.	12,500	91,562
	Vertex Corp.	6,000	111,326
	Vision, Inc.	9,800	71,972
*	Visional, Inc.	5,600	437,727
	Wacom Co. Ltd.	7,100	30,571
#	Waseda Academy Co. Ltd.	3,700	63,222
#	Watahan & Co. Ltd.	3,300	34,431
	WATAMI Co. Ltd.	2,600	17,467
#	WDB Holdings Co. Ltd.	2,100	23,824
	Weathernews, Inc.	4,000	117,623
	Wellnet Corp.	5,700	27,356
#	West Holdings Corp.	7,315	72,900
	Will Group, Inc.	5,900	37,598
*	WingArc1st, Inc.	4,200	100,456
	Workman Co. Ltd.	3,000	128,410
	World Co. Ltd.	2,100	38,576
	YAKUODO Holdings Co. Ltd.	3,100	47,315
	YAMADA Consulting Group Co. Ltd.	3,600	39,744
	Yamaichi Electronics Co. Ltd.	4,500	85,721
#	Yamami Co.	900	27,534
	Yamaura Corp.	900	7,946
	Yaoko Co. Ltd.	4,900	317,115
#	Yashima Denki Co. Ltd.	1,300	15,251
	Yonex Co. Ltd.	14,600	286,677
#*	Yoshimura Food Holdings KK	2,000	11,287
#	Yoshinoya Holdings Co. Ltd.	19,900	431,304
#	Yossix Holdings Co. Ltd.	900	15,528
	Yukiguni Factory Co. Ltd.	6,000	44,796
	Zenkoku Hosho Co. Ltd.	20,000	426,703
	Zenrin Co. Ltd.	2,500	18,273
	ZERIA Pharmaceutical Co. Ltd.	5,400	74,508
#	ZIGExN Co. Ltd.	10,500	35,211
TOTAL JAPAN			62,678,451
NETHERLANDS — (2.0%)
	Akzo Nobel NV	11,056	694,332

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Arcadis NV	14,235	$710,436
*Ω	Basic-Fit NV	7,314	206,478
	BE Semiconductor Industries NV	13,968	1,887,240
	Corbion NV	270	5,124
	IMCD NV	7,753	849,812
*	InPost SA	32,720	469,947
	Koninklijke BAM Groep NV	49,269	430,130
	Koninklijke Heijmans NV	1,867	118,997
	Nedap NV	1,373	137,467
#	PostNL NV	31,394	34,232
	TKH Group NV	6,408	263,582
TOTAL NETHERLANDS			5,807,777
NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	51,027	17,422
	Briscoe Group Ltd.	6,337	22,728
	Channel Infrastructure NZ Ltd.	841	1,045
	Freightways Group Ltd.	33,273	218,292
	Hallenstein Glasson Holdings Ltd.	11,317	57,955
	NZME Ltd. (NZM NZ)	11,793	7,911
	NZX Ltd.	73,480	66,194
	Restaurant Brands New Zealand Ltd.	7,481	12,768
	Scales Corp. Ltd.	17,987	50,006
	Skellerup Holdings Ltd.	60,070	168,544
	Summerset Group Holdings Ltd.	8,349	56,216
	TOWER Ltd.	42,265	43,276
*	Vista Group International Ltd.	22,560	46,677
TOTAL NEW ZEALAND			769,034
NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,624	44,756
	ABG Sundal Collier Holding ASA	119,624	81,017
	AF Gruppen ASA	5,231	79,628
	Atea ASA	22,915	315,822
	Bluenord ASA	2,815	134,400
	Borregaard ASA	6,007	115,877
	Bouvet ASA	23,439	170,538
Ω	Elmera Group ASA	23,591	77,636
	Elopak ASA	24,411	118,357
Ω	Europris ASA	44,317	415,129
Ω	Kid ASA	9,010	127,242
	Kitron ASA	55,251	336,047
	Medistim ASA	4,290	90,117
Ω	Multiconsult ASA	5,352	110,561
	Norbit ASA	3,975	78,992
		Shares	Value»
NORWAY — (Continued)
	Odfjell Technology Ltd.	4,019	$19,348
*	OKEA ASA	6,412	10,814
Ω	Okeanis Eco Tankers Corp.	2,766	66,353
	Protector Forsikring ASA	1,128	55,073
	Rana Gruber ASA	4,523	31,399
*	SATS ASA	16,092	61,125
	Veidekke ASA	13,211	209,970
TOTAL NORWAY			2,750,201
PORTUGAL — (0.4%)
#	Altri SGPS SA	16,971	92,361
	Banco Comercial Portugues SA, Class R	194,071	159,360
	CTT-Correios de Portugal SA	31,173	262,710
#	Mota-Engil SGPS SA	27,718	141,632
#	Navigator Co. SA	60,736	214,511
	NOS SGPS SA	76,360	314,765
TOTAL PORTUGAL			1,185,339
SINGAPORE — (0.8%)
	Aztech Global Ltd.	45,500	23,241
	Delfi Ltd.	68,200	43,993
	DFI Retail Group Holdings Ltd.	65,600	226,153
	First Resources Ltd.	83,400	97,304
	Food Empire Holdings Ltd.	48,100	86,931
	Frencken Group Ltd.	61,200	77,653
	Grand Venture Technology Ltd.	19,100	13,533
	HRnetgroup Ltd.	67,400	36,293
#	iFAST Corp. Ltd.	31,300	217,777
	Micro-Mechanics Holdings Ltd.	15,800	22,334
	Netlink NBN Trust	386,500	266,269
	Propnex Ltd.	98,100	104,082
	Q&M Dental Group Singapore Ltd.	87,720	26,657
	Raffles Medical Group Ltd.	223,700	170,057
*	Rex International Holding Ltd.	179,900	27,153
	Riverstone Holdings Ltd.	117,700	63,839
	SATS Ltd.	11,900	29,036
	Sheng Siong Group Ltd.	206,900	333,995
	StarHub Ltd.	158,800	150,434
*	Thomson Medical Group Ltd.	620,100	24,835
	UMS Integration Ltd.	197,175	229,602

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Valuetronics Holdings Ltd.	55,600	$33,132
	Venture Corp. Ltd.	6,800	67,451
	Vicom Ltd.	33,700	41,500
TOTAL SINGAPORE			2,413,254
SPAIN — (2.5%)
	Acciona SA	3,386	649,417
	Audax Renovables SA	30,608	50,495
#	Bankinter SA	44,079	629,193
	CIE Automotive SA	3,908	117,333
	Construcciones y Auxiliar de Ferrocarriles SA	3,367	203,893
*	Distribuidora Internacional de Alimentacion SA	1,732	56,745
*	eDreams ODIGEO SA	5,636	53,344
#	Ence Energia y Celulosa SA	4,331	13,629
	Fluidra SA	9,547	238,108
Ω	Global Dominion Access SA	10,267	39,460
#	Indra Sistemas SA	37,303	1,545,239
	Laboratorios Farmaceuticos Rovi SA	6,930	427,768
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	13,285	20,468
	Logista Integral SA	21,593	683,430
	Melia Hotels International SA	33,213	294,906
Ω	Prosegur Cash SA	118,184	101,217
	Renta 4 Banco SA	926	18,583
	Sacyr SA	27,399	112,191
*	Tecnicas Reunidas SA	10,270	252,918
	Tubacex SA	32,303	134,550
	Vidrala SA	6,016	647,601
	Viscofan SA	13,155	900,166
TOTAL SPAIN			7,190,654
SWEDEN — (2.5%)
	AddLife AB, Class B	22,648	398,835
	Addnode Group AB	31,624	361,822
	AQ Group AB	15,000	305,707
	Beijer Alma AB	8,618	231,862
	Bergman & Beving AB	3,825	122,984
	Betsson AB, Class B	5,880	99,562
	Bilia AB, Class A	17,266	202,864
	BioGaia AB, Class B	6,245	62,486
		Shares	Value»
SWEDEN — (Continued)
	BTS Group AB, Class B	498	$10,526
	Bufab AB	42,020	416,719
#	Cellavision AB	3,860	69,062
	Clas Ohlson AB, Class B	10,598	368,752
Ω	Coor Service Management Holding AB	2,693	12,658
	CTT Systems AB	968	21,728
*	Dynavox Group AB	8,290	107,159
*	Electrolux AB, Class B	9,806	59,724
	Electrolux Professional AB, Class B	55,121	374,531
	Engcon AB	1,430	11,205
	Ework Group AB	2,192	23,718
*	HMS Networks AB	3,208	134,799
	Instalco AB	16,940	44,357
	INVISIO AB	8,775	284,319
	Lime Technologies AB	2,918	113,388
*	Medcap AB	3,367	223,852
	Micro Systemation AB, Class B	3,597	20,675
	MIPS AB	3,065	129,899
	Momentum Group AB	8,546	135,431
Ω	Munters Group AB	15,736	221,457
#*	NCAB Group AB	37,830	204,433
	NCC AB, Class B	4,373	82,804
	Nederman Holding AB	4,197	72,810
	Nolato AB, Class B	8,734	51,665
	Note AB	2,247	43,912
	OEM International AB, Class B	20,968	288,918
	Proact IT Group AB	6,525	64,949
	RaySearch Laboratories AB	7,143	244,813
	Rvrc Holding AB	12,708	57,643
	Scandi Standard AB	2,342	22,630
Ω	Scandic Hotels Group AB	42,995	356,530
	SkiStar AB	9,997	157,707
	Synsam AB	20,537	112,037
	Systemair AB	21,801	210,848
	TF Bank AB	2,250	30,965
	Troax Group AB	11,120	155,362
	Truecaller AB, Class B	46,868	234,119
	Vitec Software Group AB, Class B	8,760	339,604
	Volati AB	3,354	36,994
TOTAL SWEDEN			7,338,824

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (8.3%)
	Accelleron Industries AG (ACLN SW)	23,434	$2,134,412
	APG SGA SA	377	105,198
*	Aryzta AG	7,819	733,813
	Avolta AG	12,335	641,217
*	Basilea Pharmaceutica Ag Allschwil	347	24,608
	Belimo Holding AG	3,044	3,542,387
	Bossard Holding AG, Class A	1,719	364,317
	Burckhardt Compression Holding AG	999	889,702
	Burkhalter Holding AG	432	77,686
	Cie Financiere Tradition SA	1,124	325,395
	Coltene Holding AG	468	30,068
	Daetwyler Holding AG	1,738	309,528
	dormakaba Holding AG	989	954,706
	Emmi AG	646	588,023
	Flughafen Zurich AG	447	125,981
	Georg Fischer AG	20,427	1,597,977
	Helvetia Holding AG	636	152,946
	Inficon Holding AG	5,830	701,501
	Interroll Holding AG	174	489,979
	Kardex Holding AG	2,288	881,033
*	LEM Holding SA	126	102,421
Ω	Medacta Group SA	2,186	396,495
#	Mobilezone Holding AG	14,625	204,008
#*	Orior AG	1,085	16,341
	SFS Group AG	5,125	662,283
	Siegfried Holding AG	14,370	1,606,655
	SIG Group AG	7,165	115,921
	SKAN Group AG	1,832	168,011
	Softwareone Holding AG	11,538	94,167
	Stadler Rail AG	1,659	43,842
	Sulzer AG	3,893	749,055
	Swissquote Group Holding SA	2,575	1,710,947
	Temenos AG	20,126	1,800,163
Ω	VAT Group AG	1,697	594,270
	VZ Holding AG	4,613	976,338
#	Ypsomed Holding AG	1,069	511,471
TOTAL SWITZERLAND			24,422,865
UNITED KINGDOM — (12.5%)
	4imprint Group PLC	7,740	366,618
	AG Barr PLC	4,994	45,367
Ω	Airtel Africa PLC	41,661	112,150
	AJ Bell PLC	81,220	575,246
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	29,356	$88,606
*	AO World PLC	44,960	55,152
	Ashtead Technology Holdings PLC	16,300	72,048
	B&M European Value Retail SA	100,457	296,938
	Babcock International Group PLC	197,394	2,706,336
	Bloomsbury Publishing PLC	17,257	108,859
*	Burberry Group PLC	8,341	141,487
	Bytes Technology Group PLC (BYIT LN)	68,875	332,329
	Chemring Group PLC	19,598	141,931
	Clarkson PLC	6,119	278,624
	Coats Group PLC	431,804	421,163
	Computacenter PLC	24,476	739,743
Ω	ConvaTec Group PLC	192,227	592,256
	Cranswick PLC	15,010	1,051,196
	CVS Group PLC	21,271	344,345
	Domino's Pizza Group PLC	83,777	265,188
	Dr. Martens PLC	33,197	35,411
	Dunelm Group PLC	37,158	596,066
	Energean PLC	41,424	499,914
	Entain PLC	22,400	300,803
*	Evoke PLC	29,607	27,550
	FDM Group Holdings PLC	26,704	42,832
	Firstgroup PLC	43,675	129,946
	Foresight Group Holdings Ltd.	7,357	44,882
	Galliford Try Holdings PLC	15,138	87,323
	Games Workshop Group PLC	8,702	1,864,509
	Gamma Communications PLC	23,390	335,687
	Greencore Group PLC	28,318	96,146
	Greggs PLC	29,037	603,809
	Harbour Energy PLC	59,352	156,092
	Hays PLC	153,725	129,221
*	Helios Towers PLC	28,569	44,781
	Hikma Pharmaceuticals PLC	38,301	989,975
	Hill & Smith PLC	23,052	620,438
	Hilton Food Group PLC	17,406	195,151
	Hochschild Mining PLC	50,066	183,996

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hollywood Bowl Group PLC	42,980	$139,525
	Howden Joinery Group PLC	123,221	1,426,476
#	IDOX PLC	94,139	77,018
	IG Group Holdings PLC	55,816	831,145
	IMI PLC	56,929	1,663,177
	Inchcape PLC	100,016	925,634
*	Indivior PLC	23,853	481,827
	IntegraFin Holdings PLC	75,291	356,465
	International Workplace Group PLC	220,696	643,930
	J D Wetherspoon PLC	24,584	243,660
#	James Halstead PLC	93,307	181,053
	Johnson Service Group PLC	84,067	156,506
	Kainos Group PLC	24,652	240,538
	Keller Group PLC	5,340	93,271
	Kier Group PLC	33,860	88,514
	Kitwave Group PLC	2,849	9,210
	LSL Property Services PLC	13,847	54,244
Ω	Luceco PLC	32,411	54,764
	Man Group PLC	150,502	326,852
*	McBride PLC	35,139	57,648
	Me Group International PLC	62,186	182,218
	Mitie Group PLC	393,366	729,409
	MONY Group PLC	165,006	436,571
	Morgan Sindall Group PLC	6,631	402,297
	Mortgage Advice Bureau Holdings Ltd.	8,498	90,604
	Ninety One PLC	79,471	196,947
	Oxford Instruments PLC	5,595	133,744
	Pagegroup PLC	91,186	318,946
	Pan African Resources PLC	373,052	261,893
	PayPoint PLC	14,726	140,836
*	Pinewood Technologies Group PLC	9,169	58,416
	Plus500 Ltd.	27,850	1,236,027
	Polar Capital Holdings PLC	20,109	125,877
	QinetiQ Group PLC	84,863	556,370
	Record PLC	14,254	10,512
	Renew Holdings PLC	19,291	215,421
	Renold PLC	27,285	28,901
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rightmove PLC	58,764	$634,151
	Rotork PLC	221,063	948,185
	RS Group PLC	86,881	639,353
*	Saga PLC	8,904	21,016
	Serco Group PLC	185,303	510,595
	Softcat PLC	32,618	701,545
	Spirax Group PLC	6,543	546,790
*	Spirent Communications PLC	193,208	496,782
	SSP Group PLC	178,241	400,564
	St. James's Place PLC	42,343	728,760
	SThree PLC	6,210	17,320
*††	Studio Retail Group PLC	9,958	0
	Tatton Asset Management PLC	9,729	93,704
	Team Internet Group PLC	17,972	14,125
	Telecom Plus PLC	19,737	480,854
*Ω	Trustpilot Group PLC	15,648	51,605
	Volex PLC	10,962	53,786
	Volution Group PLC	65,907	584,230
*Ω	Watches of Switzerland Group PLC	26,657	122,598
	WH Smith PLC	33,990	458,809
	Wickes Group PLC	71,296	208,171
	Wilmington PLC	4,671	20,929
	XPS Pensions Group PLC	23,245	113,618
TOTAL UNITED KINGDOM			36,744,050
TOTAL COMMON STOCKS			281,556,202
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
	FUCHS SE, 2.921%	16,206	741,591
TOTAL INVESTMENT SECURITIES (Cost $210,135,637)			282,297,793

			Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	987,058	11,417,298
TOTAL INVESTMENTS — (100.0%)
(Cost $221,552,750)^^			$293,715,091

International Small Cap Growth Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $10,920,719 or 3.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$100,249	$17,525,804	$35,282	$17,661,335
Austria	—	4,162,902	—	4,162,902
Belgium	16,404	3,764,789	—	3,781,193
Canada	34,742,171	—	—	34,742,171
Denmark	—	7,685,686	—	7,685,686
Finland	—	8,626,529	—	8,626,529
France	—	14,981,031	—	14,981,031
Germany	366,498	17,017,875	—	17,384,373
Hong Kong	—	4,669,466	—	4,669,466
Ireland	—	760,055	—	760,055
Israel	205,795	2,443,727	—	2,649,522
Italy	—	13,151,490	—	13,151,490
Japan	—	62,678,451	—	62,678,451
Netherlands	—	5,807,777	—	5,807,777
New Zealand	—	769,034	—	769,034
Norway	—	2,750,201	—	2,750,201
Portugal	—	1,185,339	—	1,185,339
Singapore	24,835	2,388,419	—	2,413,254
Spain	—	7,190,654	—	7,190,654
Sweden	—	7,338,824	—	7,338,824
Switzerland	—	24,422,865	—	24,422,865
United Kingdom	—	36,744,050	—	36,744,050
Preferred Stocks
Germany	—	741,591	—	741,591
Securities Lending Collateral	—	11,417,298	—	11,417,298
Total Investments in Securities	$35,455,952	$258,223,857	$35,282˂˃	$293,715,091

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.4%)
Federal Home Loan Banks
	3.125%, 09/12/25		1,000	$997,635
	5.750%, 06/12/26		200	202,443
	3.000%, 09/11/26		1,200	1,185,563
	3.000%, 03/10/28		460	449,424
	3.250%, 06/09/28		2,450	2,407,998
	3.250%, 11/16/28		7,100	6,973,395
	2.125%, 09/14/29		945	875,101
	2.125%, 12/14/29		1,000	921,950
	5.500%, 07/15/36		3,295	3,521,219
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		2,500	2,769,661
	6.750%, 03/15/31		3,815	4,338,420
	6.250%, 07/15/32		4,239	4,777,751
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,954,595
	1.875%, 09/24/26		2,090	2,037,932
	0.750%, 10/08/27		1,420	1,326,401
#	6.250%, 05/15/29		4,330	4,682,549
	7.125%, 01/15/30		3,583	4,042,990
#	7.250%, 05/15/30		3,316	3,788,082
	0.875%, 08/05/30		10,650	9,172,911
	6.625%, 11/15/30		4,400	4,950,102
TOTAL AGENCY OBLIGATIONS				62,376,122
BONDS — (48.4%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		173	147,105
Ω	2.500%, 02/10/41		1,132	758,944
ABN AMRO Bank NV, 3M Euribor + 0.600%, FRN
(r)	2.626%, 01/15/27	EUR	2,600	2,981,290
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		308	245,621
Aetna, Inc.
	6.750%, 12/15/37		730	787,531
	4.500%, 05/15/42		200	164,796
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	150,000
	3.300%, 06/15/30		800	747,826
African Development Bank
	3.350%, 08/08/28	AUD	3,100	1,964,981
Ahold Finance USA LLC
	6.875%, 05/01/29		40	43,303
Aker BP ASA
Ω	5.125%, 10/01/34		200	192,024
			Face Amount^	Value†
			(000)

	Allstate Corp.
	4.500%, 06/15/43		2,000	$1,728,752
	Ally Financial, Inc.
	8.000%, 11/01/31		200	225,945
	Alphabet, Inc.
	1.900%, 08/15/40		1,400	931,031
	Amazon.com, Inc.
#	1.500%, 06/03/30		4,000	3,528,742
	4.700%, 12/01/32		3,000	3,046,123
	2.875%, 05/12/41		3,200	2,381,834
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	113,426
	American Express Co.
	4.050%, 12/03/42		1,200	1,005,826
	American Honda Finance Corp.
	4.900%, 01/10/34		1,000	987,851
	American Honda Finance Corp., SOFR + 0.710%, FRN
(r)	5.054%, 07/09/27		1,000	998,886
	American Tower Corp.
	2.300%, 09/15/31		500	433,700
	4.050%, 03/15/32		625	598,717
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		200	198,075
	Aon Corp.
	3.750%, 05/02/29		1,000	975,580
	APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	959,981
	ARES Capital Corp.
	3.200%, 11/15/31		150	131,166
	5.800%, 03/08/32		200	199,660
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	391,974
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	864,979
	5.950%, 10/15/33		3,000	3,113,953
	Asian Development Bank, SONIA + 1.000%, FRN
(r)	5.238%, 05/23/29	GBP	5,000	6,771,687
	AT&T, Inc.
	2.750%, 06/01/31		306	276,628
	3.500%, 06/01/41		1,705	1,333,361
	Australia & New Zealand Banking Group Ltd.
	4.950%, 02/05/29	AUD	5,000	3,298,851
	Australia & New Zealand Banking Group Ltd., 3M Swap + 0.700%, FRN
(r)	4.399%, 06/18/27	AUD	1,000	644,732

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Australia & New Zealand Banking Group Ltd., 3M Swap + 0.960%, FRN
(r)	4.810%, 02/05/29	AUD	1,000	$647,534
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	5.188%, 01/18/27		500	503,282
Autodesk, Inc.
	3.500%, 06/15/27		315	310,256
Avnet, Inc.
	3.000%, 05/15/31		1,500	1,341,842
	5.500%, 06/01/32		120	120,822
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		30	29,304
Banco Santander SA
	3.800%, 02/23/28		200	196,371
Bank of America Corp.
	5.875%, 02/07/42		2,075	2,164,311
Bank of Montreal
	2.750%, 06/15/27	EUR	300	344,960
Bank of Nova Scotia
	2.150%, 08/01/31		2,200	1,916,914
	2.450%, 02/02/32		275	238,993
Barclays PLC
	4.375%, 01/12/26		500	499,623
Best Buy Co., Inc.
	4.450%, 10/01/28		200	199,675
#	1.950%, 10/01/30		800	702,011
Blackrock, Inc.
	3.250%, 04/30/29		1,400	1,357,096
	2.400%, 04/30/30		133	122,254
	1.900%, 01/28/31		160	140,209
	2.100%, 02/25/32		3,500	3,019,311
Blue Owl Finance LLC
	6.250%, 04/18/34		200	206,023
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	334,924
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	951,566
Booking Holdings, Inc.
	4.625%, 04/13/30		800	806,141
Boston Properties LP
	2.550%, 04/01/32		1,000	846,685
	5.750%, 01/15/35		400	402,357
Brighthouse Financial, Inc.
	5.625%, 05/15/30		1,500	1,502,830
British Telecommunications PLC
	5.125%, 12/04/28		500	508,582
Ω	3.250%, 11/08/29		1,000	948,433
Broadcom, Inc.
Ω	3.419%, 04/15/33		767	693,841
Ω	3.469%, 04/15/34		345	306,630
Ω	3.137%, 11/15/35		483	405,417
Ω	3.187%, 11/15/36		41	33,835
			Face Amount^	Value†
			(000)

Ω	4.926%, 05/15/37		436	$421,336
Ω	3.500%, 02/15/41		1,400	1,107,878
	Brookfield Finance, Inc.
	6.350%, 01/05/34		2,130	2,293,308
	Brunswick Corp.
	4.400%, 09/15/32		200	186,781
	Canadian Imperial Bank of Commerce
	3.600%, 04/07/32		2,000	1,858,968
	Carrier Global Corp.
	3.377%, 04/05/40		1,000	789,147
	CenterPoint Energy Resources Corp.
	5.850%, 01/15/41		442	442,190
	Choice Hotels International, Inc.
	3.700%, 12/01/29		520	491,979
	Chubb Corp.
	6.000%, 05/11/37		1,000	1,074,907
	Cisco Systems, Inc.
	5.900%, 02/15/39		200	213,878
	Citigroup, Inc.
	8.125%, 07/15/39		1,167	1,459,365
	5.875%, 01/30/42		400	413,559
	CNO Financial Group, Inc.
	5.250%, 05/30/29		700	706,030
	6.450%, 06/15/34		1,000	1,041,822
	Comcast Corp.
	7.050%, 03/15/33		400	454,679
	3.900%, 03/01/38		310	266,919
	4.600%, 10/15/38		1,225	1,126,908
	6.550%, 07/01/39		1,000	1,096,165
	3.250%, 11/01/39		400	311,444
	3.750%, 04/01/40		3,173	2,609,765
	4.650%, 07/15/42		400	351,893
	Commonwealth Bank of Australia
	4.900%, 08/17/28	AUD	4,000	2,631,986
	Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	1,004,189
	5.300%, 11/01/38		300	282,440
	Consolidated Edison Co. of New York, Inc.
	5.300%, 03/01/35		350	355,799
	6.750%, 04/01/38		200	225,857
	4.200%, 03/15/42		1,000	846,337
	Constellation Energy Generation LLC
	5.750%, 10/01/41		500	500,835
	Cooperatieve Rabobank UA, 3M Swap + 0.750%, FRN
(r)	4.460%, 05/26/28	AUD	3,000	1,929,010
	Cooperatieve Rabobank UA, 3M Swap + 1.030%, FRN
(r)	4.740%, 02/26/29	AUD	1,500	971,581

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.056%, 03/05/27	500	$502,094
Cox Communications, Inc.
Ω	4.800%, 02/01/35	300	277,932
Ω	8.375%, 03/01/39	1,500	1,775,553
Ω	4.700%, 12/15/42	300	241,454
Ω	4.500%, 06/30/43	1,900	1,489,838
Crown Castle, Inc.
	2.900%, 04/01/41	1,050	750,502
CSX Corp.
	4.100%, 03/15/44	200	164,896
Cummins, Inc.
	4.875%, 10/01/43	2,180	2,040,296
CVS Health Corp.
	4.780%, 03/25/38	500	456,892
	6.125%, 09/15/39	1,900	1,933,146
	4.125%, 04/01/40	85	70,695
	5.300%, 12/05/43	400	362,290
	6.000%, 06/01/44	500	492,465
DCP Midstream Operating LP
	5.600%, 04/01/44	50	46,309
Deere & Co.
#	3.900%, 06/09/42	1,000	847,434
Dick's Sporting Goods, Inc.
	3.150%, 01/15/32	300	269,338
Dollar Tree, Inc.
	4.200%, 05/15/28	400	396,158
Dow Chemical Co.
	6.300%, 03/15/33	1,200	1,273,068
	5.250%, 11/15/41	1,450	1,299,890
	4.625%, 10/01/44	200	160,902
E.ON International Finance BV
#Ω	6.650%, 04/30/38	1,000	1,095,730
Eastman Chemical Co.
	4.800%, 09/01/42	2,500	2,173,766
Eaton Vance Corp.
	3.500%, 04/06/27	1,500	1,478,326
eBay, Inc.
	4.000%, 07/15/42	500	404,503
Elevance Health, Inc.
	5.850%, 01/15/36	200	207,257
	6.375%, 06/15/37	400	428,476
	4.625%, 05/15/42	1,000	871,559
	4.650%, 01/15/43	2,066	1,792,652
	5.100%, 01/15/44	200	181,695
Enbridge Energy Partners LP
	5.500%, 09/15/40	1,071	1,036,267
Enel Finance International NV
Ω	3.500%, 04/06/28	200	194,719
Ω	6.000%, 10/07/39	1,950	1,991,751
			Face Amount^	Value†
			(000)

	Enterprise Products Operating LLC
	7.550%, 04/15/38		200	$235,357
	6.125%, 10/15/39		400	422,585
	5.950%, 02/01/41		1,800	1,855,607
	5.700%, 02/15/42		400	400,804
	4.850%, 08/15/42		444	403,089
	Equinix, Inc.
	2.500%, 05/15/31		500	443,372
	Equinor ASA
	1.250%, 02/17/27	EUR	1,600	1,795,536
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	4.641%, 02/16/29		184	183,816
	European Investment Bank, SONIA + 0.340%, FRN
(r)	4.579%, 03/12/26	GBP	680	899,160
	European Investment Bank, SONIA + 1.000%, FRN
(r)	5.238%, 09/08/25	GBP	700	925,278
	Expedia Group, Inc.
	3.250%, 02/15/30		1,200	1,131,058
	Extra Space Storage LP
	2.350%, 03/15/32		900	767,030
	Fairfax Financial Holdings Ltd.
	6.000%, 12/07/33		1,400	1,456,983
	FedEx Corp.
Ω	4.900%, 01/15/34		672	649,977
Ω	3.250%, 05/15/41		450	321,681
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	653,649
	2.450%, 03/15/31		500	434,132
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		61	44,603
	First American Financial Corp.
	2.400%, 08/15/31		300	256,915
	Flex Ltd.
	4.875%, 06/15/29		700	703,374
	Flowserve Corp.
	2.800%, 01/15/32		900	786,270
	FMR LLC
Ω	4.950%, 02/01/33		250	247,897
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	1,891,336
	Fox Corp.
	5.476%, 01/25/39		1,000	973,625

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	Franklin Resources, Inc.
	1.600%, 10/30/30	3,300	$2,842,107
	GATX Corp.
	3.500%, 06/01/32	850	773,052
	General Motors Co.
	6.250%, 10/02/43	1,000	990,732
	General Motors Financial Co., Inc.
	6.400%, 01/09/33	400	421,046
	5.450%, 09/06/34	200	197,005
	5.900%, 01/07/35	400	403,766
	Georgia-Pacific LLC
	7.750%, 11/15/29	40	45,126
	Global Payments, Inc.
	4.450%, 06/01/28	787	783,638
	Halliburton Co.
	6.700%, 09/15/38	795	863,937
	7.450%, 09/15/39	1,000	1,157,498
	Hasbro, Inc.
	6.350%, 03/15/40	2,200	2,268,156
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	500	446,015
Ω	5.450%, 06/15/34	400	403,940
	Home Depot, Inc.
	3.300%, 04/15/40	3,600	2,849,887
	5.950%, 04/01/41	800	840,995
	Host Hotels & Resorts LP
	5.700%, 07/01/34	1,000	1,004,243
	5.500%, 04/15/35	200	197,352
	HP, Inc.
#	6.000%, 09/15/41	1,150	1,158,810
	HSBC Holdings PLC
	6.100%, 01/14/42	1,900	2,016,031
	Humana, Inc.
	4.950%, 10/01/44	2,000	1,731,076
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44	1,500	1,431,975
	Illinois Tool Works, Inc.
	4.875%, 09/15/41	1,000	935,180
	3.900%, 09/01/42	200	164,766
	ING Groep NV
	4.050%, 04/09/29	700	689,473
	Intel Corp.
	4.600%, 03/25/40	300	257,151
	2.800%, 08/12/41	2,300	1,512,084
	4.800%, 10/01/41	130	111,217
	5.625%, 02/10/43	2,400	2,237,652
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.518%, 09/16/26	750	750,015
	Inter-American Development Bank, SOFR + 0.300%, FRN
(r)	4.639%, 02/15/29	1,100	1,097,657
		Face Amount^	Value†
		(000)

Inter-American Development Bank, SOFR + 0.350%, FRN
(r) 4.702%, 10/04/27		5,000	$5,009,512
(r) 4.702%, 10/05/28		1,200	1,201,104
Intercontinental Exchange, Inc.
2.650%, 09/15/40		4,750	3,423,373
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r) 4.617%, 06/15/27		3,200	3,200,693
International Bank for Reconstruction & Development, SOFR + 0.430%, FRN
(r) 4.762%, 08/19/27		1,123	1,126,549
International Business Machines Corp.
1.950%, 05/15/30		2,600	2,315,454
4.000%, 06/20/42		400	329,427
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	848,855
2.700%, 01/15/34		1,000	825,488
J.M. Smucker Co.
4.250%, 03/15/35		1,300	1,204,727
Jabil, Inc.
3.600%, 01/15/30		750	713,671
Jackson Financial, Inc.
3.125%, 11/23/31		235	208,269
Japan Government Five Year Bonds
0.400%, 09/20/28	JPY	292,000	1,906,210
Japan Government Ten Year Bonds
0.100%, 09/20/28	JPY	400,000	2,586,711
Jefferies Financial Group, Inc.
2.625%, 10/15/31		350	305,109
2.750%, 10/15/32		2,120	1,801,831
6.200%, 04/14/34		2,000	2,089,356
JPMorgan Chase & Co.
5.500%, 10/15/40		1,600	1,618,837
5.600%, 07/15/41		1,000	1,023,238
Kemper Corp.
3.800%, 02/23/32		330	300,029
Kimco Realty OP LLC
2.700%, 10/01/30		2,200	2,012,460
Kinder Morgan Energy Partners LP
6.500%, 09/01/39		100	105,865
5.000%, 08/15/42		3,700	3,299,039
5.000%, 03/01/43		400	357,304
5.500%, 03/01/44		500	468,821
5.400%, 09/01/44		150	139,029

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43		500	$480,353
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	539,198
	4.625%, 10/01/39		1,700	1,486,196
	5.000%, 06/04/42		300	266,939
	Kroger Co.
	7.500%, 04/01/31		424	482,695
	Legg Mason, Inc.
	4.750%, 03/15/26		28	28,024
	Lincoln National Corp.
	3.400%, 01/15/31		373	345,714
	3.400%, 03/01/32		268	242,719
	7.000%, 06/15/40		1,144	1,257,551
	LPL Holdings, Inc.
	5.650%, 03/15/35		600	602,020
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		2,513	1,913,006
	LYB International Finance BV
	5.250%, 07/15/43		1,200	1,054,266
#	4.875%, 03/15/44		200	167,617
	LYB International Finance III LLC
	3.375%, 10/01/40		940	681,685
	Macquarie Bank Ltd., 3M Euribor + 0.440%, FRN
(r)	2.441%, 12/18/26	EUR	195	223,019
	Marathon Petroleum Corp.
	6.500%, 03/01/41		2,712	2,828,678
	Mars, Inc.
Ω	3.875%, 04/01/39		400	342,476
	Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		574	501,554
	4.750%, 03/15/39		500	471,099
	5.350%, 11/15/44		266	256,993
	Mastercard, Inc.
	4.350%, 01/15/32		1,000	990,407
	Meta Platforms, Inc.
	3.850%, 08/15/32		1,000	956,011
	MetLife, Inc.
	5.700%, 06/15/35		1,650	1,732,573
	5.875%, 02/06/41		500	514,952
	Micron Technology, Inc.
	4.663%, 02/15/30		600	597,287
	3.366%, 11/01/41		2,950	2,186,345
	Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		3,500	3,101,080
	Mohawk Industries, Inc.
	3.625%, 05/15/30		171	163,446
	Morgan Stanley
	6.375%, 07/24/42		2,500	2,741,691
	Mosaic Co.
	5.625%, 11/15/43		485	462,816
		Face Amount^	Value†
		(000)

Motorola Solutions, Inc.
4.600%, 05/23/29		900	$902,413
MPLX LP
4.500%, 04/15/38		1,000	882,786
National Australia Bank Ltd., 3M Swap + 0.700%, FRN
(r) 4.500%, 05/10/27	AUD	720	463,893
National Australia Bank Ltd., 3M Swap + 1.030%, FRN
(r) 4.827%, 11/16/28	AUD	1,500	973,663
National Australia Bank Ltd., 3M Swap + 1.200%, FRN
(r) 4.910%, 11/25/27	AUD	2,500	1,627,784
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		121	142,664
NetApp, Inc.
2.700%, 06/22/30		300	272,380
Newmont Corp.
6.250%, 10/01/39		200	218,953
5.450%, 06/09/44		200	194,543
NextEra Energy Capital Holdings, Inc.
5.250%, 03/15/34		400	403,609
5.450%, 03/15/35		536	545,317
NIKE, Inc.
2.850%, 03/27/30		7,550	7,089,675
Nomura Holdings, Inc.
2.679%, 07/16/30		400	361,477
Northern Trust Corp.
1.950%, 05/01/30		100	89,827
Nucor Corp.
3.950%, 05/01/28		171	169,442
6.400%, 12/01/37		1,750	1,913,459
OP Corporate Bank PLC
0.250%, 03/24/26	EUR	200	225,654
OP Corporate Bank PLC, 3M Euribor + 0.400%, FRN
(r) 2.380%, 03/28/27	EUR	379	433,146
Oracle Corp.
3.600%, 04/01/40		1,000	789,270
5.375%, 07/15/40		500	481,201
3.650%, 03/25/41		1,500	1,172,726
ORIX Corp.
5.400%, 02/25/35		400	404,911
Phillips 66
5.875%, 05/01/42		800	795,153
4.875%, 11/15/44		1,200	1,039,719
Plains All American Pipeline LP/PAA Finance Corp.
4.300%, 01/31/43		1,500	1,187,885

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	4.700%, 06/15/44		1,000	$826,657
	Primerica, Inc.
	2.800%, 11/19/31		1,700	1,515,471
	Principal Financial Group, Inc.
	6.050%, 10/15/36		1,000	1,061,770
	Prologis LP
	3.000%, 06/02/26	EUR	400	458,609
	5.125%, 01/15/34		800	808,667
	Province of Quebec
	7.500%, 09/15/29		500	562,892
	Prudential Funding Asia PLC
	3.625%, 03/24/32		2,200	2,045,205
	Public Storage Operating Co.
	5.100%, 08/01/33		1,600	1,634,049
	PulteGroup, Inc.
	6.000%, 02/15/35		1,500	1,561,227
	Quanta Services, Inc.
	2.900%, 10/01/30		1,147	1,054,355
	Realty Income Corp.
	2.850%, 12/15/32		366	321,802
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,300	1,215,453
	RELX Capital, Inc.
	4.750%, 05/20/32		133	133,410
	Rogers Communications, Inc.
	7.500%, 08/15/38		300	344,176
	Ross Stores, Inc.
	1.875%, 04/15/31		1,000	856,747
	Royal Bank of Canada
	5.000%, 01/24/28	GBP	400	535,578
	Royalty Pharma PLC
	2.200%, 09/02/30		1,800	1,591,972
	3.300%, 09/02/40		1,925	1,443,709
	Ryder System, Inc.
	3.350%, 09/01/25		500	499,100
	Santander Holdings USA, Inc.
	4.400%, 07/13/27		200	199,727
	Schlumberger Holdings Corp.
Ω	2.650%, 06/26/30		439	403,855
#Ω	4.850%, 05/15/33		1,000	984,038
	Sherwin-Williams Co.
	3.450%, 08/01/25		100	100,000
	2.950%, 08/15/29		600	565,256
	Simon Property Group LP
	2.200%, 02/01/31		1,000	883,881
	2.250%, 01/15/32		2,366	2,040,223
	4.750%, 09/26/34		1,200	1,168,424
	6.750%, 02/01/40		200	225,290
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,761,091
		Face Amount^	Value†
		(000)

Southwest Gas Corp.
3.700%, 04/01/28		100	$97,853
2.200%, 06/15/30		500	448,083
Stanley Black & Decker, Inc.
5.200%, 09/01/40		600	572,299
Steel Dynamics, Inc.
3.250%, 01/15/31		125	116,121
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		600	597,422
1.546%, 06/15/26	EUR	100	113,593
3.040%, 07/16/29		800	756,455
2.130%, 07/08/30		1,800	1,600,662
2.222%, 09/17/31		250	217,174
Tapestry, Inc.
5.500%, 03/11/35		500	502,296
Target Corp.
4.000%, 07/01/42		600	502,206
Telefonica Emisiones SA
7.045%, 06/20/36		700	775,527
Telefonica Europe BV
8.250%, 09/15/30		975	1,120,386
Texas Instruments, Inc.
4.900%, 03/14/33		2,500	2,540,968
T-Mobile USA, Inc.
4.375%, 04/15/40		1,000	883,468
Toronto-Dominion Bank
4.456%, 06/08/32		750	735,577
Travelers Cos., Inc.
5.350%, 11/01/40		1,000	996,906
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		2,000	1,757,737
UBS AG
5.808%, 11/24/28	AUD	1,500	1,010,815
UDR, Inc.
2.100%, 06/15/33		1,000	808,112
Union Pacific Corp.
2.891%, 04/06/36		250	205,365
3.550%, 08/15/39		200	166,189
3.200%, 05/20/41		2,500	1,900,281
United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r) 4.440%, 04/16/27	AUD	1,300	838,102
United Parcel Service, Inc.
4.875%, 11/15/40		2,000	1,859,613
Valero Energy Corp.
6.625%, 06/15/37		450	485,059
VeriSign, Inc.
2.700%, 06/15/31		1,000	890,490
Verizon Communications, Inc.
4.329%, 09/21/28		623	622,414
4.016%, 12/03/29		151	148,388
2.355%, 03/15/32		238	204,611
4.812%, 03/15/39		1,390	1,296,947

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	3.400%, 03/22/41	1,400	$1,079,407
	3.850%, 11/01/42	510	405,805
	Visa, Inc.
	2.050%, 04/15/30	1,000	906,686
	2.700%, 04/15/40	3,000	2,242,079
	Vodafone Group PLC
#	7.875%, 02/15/30	20	22,704
	6.250%, 11/30/32	533	573,060
	Volkswagen Group of America Finance LLC
Ω	5.800%, 03/27/35	300	300,876
	Walmart, Inc.
	5.625%, 04/01/40	4,000	4,220,573
	Walt Disney Co.
#	4.625%, 03/23/40	500	472,226
	3.500%, 05/13/40	140	114,432
	Welltower OP LLC
	4.125%, 03/15/29	450	445,258
	2.750%, 01/15/31	2,000	1,820,471
	Westlake Corp.
	3.375%, 06/15/30	100	94,084
	Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.798%, 04/16/26	300	300,281
	WestRock MWV LLC
	8.200%, 01/15/30	222	254,190
	Williams Cos., Inc.
	6.300%, 04/15/40	200	210,705
	WP Carey, Inc.
	2.450%, 02/01/32	1,000	856,815
	TOTAL BONDS		322,480,763
U.S. TREASURY OBLIGATIONS — (40.6%)
	U.S. Treasury Bills
∞	4.499%, 08/19/25	1,500	1,496,786
	U.S. Treasury Bonds
	5.250%, 02/15/29	3,500	3,663,926
	6.250%, 05/15/30	3,800	4,175,844
	1.125%, 05/15/40	7,600	4,692,109
	4.375%, 05/15/40	1,500	1,451,953
	1.125%, 08/15/40	8,800	5,381,750
	3.875%, 08/15/40	2,800	2,550,625
	1.375%, 11/15/40	9,000	5,701,289
	1.875%, 02/15/41	8,300	5,671,234
	2.250%, 05/15/41	7,500	5,400,879
	1.750%, 08/15/41	8,300	5,465,356
	2.000%, 11/15/41	7,900	5,386,504
	2.375%, 02/15/42	2,800	2,016,438
	2.750%, 08/15/42	7,600	5,755,813
	2.750%, 11/15/42	6,500	4,899,883
	3.125%, 02/15/43	6,700	5,329,902
	2.875%, 05/15/43	6,400	4,883,250
	3.625%, 08/15/43	2,000	1,701,406
	3.625%, 02/15/44	6,800	5,754,234
	3.375%, 05/15/44	5,500	4,471,758
	3.125%, 08/15/44	7,000	5,455,898
	3.000%, 11/15/44	7,100	5,404,043
	2.500%, 02/15/45	7,000	4,869,102
	Face Amount^	Value†
	(000)

3.000%, 05/15/45	6,500	$4,919,941
U.S. Treasury Notes
3.125%, 08/15/25	1,500	1,499,193
0.250%, 08/31/25	3,000	2,989,871
5.000%, 08/31/25	6,000	6,002,217
0.250%, 10/31/25	1,000	989,951
4.250%, 01/31/26	4,500	4,497,293
2.875%, 08/15/28	4,250	4,126,650
3.125%, 11/15/28	5,000	4,881,836
3.750%, 12/31/28	4,500	4,478,027
2.625%, 02/15/29	4,000	3,833,438
2.375%, 03/31/29	3,000	2,843,906
3.250%, 06/30/29	1,500	1,464,023
3.500%, 01/31/30	600	589,195
4.000%, 07/31/30	5,500	5,508,164
4.125%, 08/31/30	2,500	2,517,871
4.625%, 09/30/30	600	617,953
4.375%, 11/30/30	1,000	1,018,242
1.250%, 08/15/31	5,200	4,421,828
1.375%, 11/15/31	2,000	1,700,703
4.125%, 11/30/31	5,300	5,309,316
4.375%, 01/31/32	1,500	1,522,617
1.875%, 02/15/32	3,000	2,617,383
4.125%, 02/29/32	4,500	4,503,340
2.875%, 05/15/32	5,000	4,630,273
4.125%, 05/31/32	2,500	2,498,828
4.000%, 06/30/32	2,500	2,479,688
2.750%, 08/15/32	3,500	3,203,457
4.125%, 11/15/32	4,000	3,991,094
3.500%, 02/15/33	2,500	2,389,648
3.375%, 05/15/33	3,000	2,834,648
3.875%, 08/15/33	3,000	2,927,930
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 4.379%, 01/31/27	9,000	8,998,244
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 4.431%, 04/30/26	8,600	8,606,637
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 4.441%, 04/30/27	8,500	8,505,024
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r) 4.451%, 10/31/25	8,400	8,403,236
U.S. Treasury Notes, 3M USTMMR + 0.182%, FRN
(r) 4.463%, 07/31/26	8,500	8,509,002
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r) 4.486%, 10/31/26	9,000	9,009,827

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.526%, 01/31/26	9,500	$9,509,398
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 4.440%, 07/31/27	9,000	9,010,830
TOTAL U.S. TREASURY OBLIGATIONS		269,940,704
TOTAL INVESTMENT SECURITIES (Cost $675,869,984)		654,797,589

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	940,648	$10,880,471
TOTAL INVESTMENTS — (100.0%)
(Cost $686,750,115)^^			$665,678,060
As of July 31, 2025, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,190,928	EUR	5,268,281	State Street Bank and Trust	08/01/25	$178,768
USD	937,828	EUR	807,390	Citibank, N.A.	08/19/25	15,521
USD	9,481,901	GBP	6,963,483	State Street Bank and Trust	09/25/25	280,917
USD	4,618,448	JPY	678,323,416	UBS AG	09/26/25	93,657
USD	6,098,773	EUR	5,268,281	UBS AG	09/30/25	63,906
USD	17,724,146	AUD	27,401,183	State Street Bank and Trust	10/17/25	90,449
Total Appreciation						$723,218
EUR	5,268,281	USD	6,074,697	UBS AG	08/01/25	$(62,537)
AUD	580,046	USD	379,741	Citibank, N.A.	10/17/25	(6,460)
Total (Depreciation)						$(68,997)
Total Appreciation (Depreciation)						$654,221
As of July 31, 2025, the value of Rule 144A securities amounted to $22,665,867 or 3.4% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$62,376,122	—	$62,376,122
Bonds	—	322,480,763	—	322,480,763
U.S. Treasury Obligations	—	269,940,704	—	269,940,704
Securities Lending Collateral	—	10,880,471	—	10,880,471
Total Investments in Securities	—	$665,678,060	—	$665,678,060

DFA Social Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$723,218	—	$723,218
Liabilities
Forward Currency Contracts**	—	(68,997)	—	(68,997)
Total Financial Instruments	—	$654,221	—	$654,221
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.4%)
U.S. Treasury Inflation-Indexed Bonds
3.375%, 04/15/32	74,068	$82,240,564
U.S. Treasury Inflation-Indexed Notes
0.125%, 07/15/31	53,273	49,063,455
0.125%, 01/15/32	91,568	82,994,199
1.750%, 01/15/34	83,093	82,157,306
2.125%, 01/15/35	32,370	32,779,575
TOTAL U.S. TREASURY OBLIGATIONS		329,235,099

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.1%)
DFA Intermediate Government Fixed Income Portfolio	76,523,598	847,881,461
DFA Two-Year Global Fixed Income Portfolio	51,571,091	506,943,829
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,449,977,443)		1,354,825,290
TOTAL INVESTMENT SECURITIES (Cost $1,774,694,965)		1,684,060,389

TEMPORARY CASH INVESTMENTS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	7,902,958	7,902,958
TOTAL INVESTMENTS — (100.0%)
(Cost $1,782,597,923)^^			$1,691,963,347
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$329,235,099	—	$329,235,099
Affiliated Investment Companies	$1,354,825,290	—	—	1,354,825,290
Temporary Cash Investments	7,902,958	—	—	7,902,958
Total Investments in Securities	$1,362,728,248	$329,235,099	—	$1,691,963,347

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (3.7%)
	AT&T, Inc.	508,289	$13,932,201
#*	Charter Communications, Inc., Class A	51,120	13,769,683
#*	Live Nation Entertainment, Inc.	70,432	10,402,806
	Match Group, Inc.	2,080	71,282
	Meta Platforms, Inc., Class A	208,070	160,929,661
#	Omnicom Group, Inc.	66,817	4,814,165
TOTAL COMMUNICATION SERVICES			203,919,798
CONSUMER DISCRETIONARY — (10.2%)
	Best Buy Co., Inc.	84,581	5,502,840
#*	Burlington Stores, Inc.	54,747	14,943,741
*	Carnival Corp.	231,439	6,889,939
*	Carvana Co.	15,029	5,863,865
*	Chipotle Mexican Grill, Inc.	404,444	17,342,559
	Darden Restaurants, Inc.	108,581	21,897,530
	Dick's Sporting Goods, Inc.	21,953	4,643,279
	eBay, Inc.	98,623	9,048,660
	Expedia Group, Inc.	107,533	19,379,597
	General Motors Co.	587,216	31,322,102
	Home Depot, Inc.	368,960	135,596,490
	Las Vegas Sands Corp.	208,055	10,902,082
*	Lululemon Athletica, Inc.	87,836	17,613,753
*	NVR, Inc.	606	4,574,991
	Pool Corp.	1,543	475,460
#	Ross Stores, Inc.	301,391	41,151,927
	Royal Caribbean Cruises Ltd.	240,162	76,340,295
	Service Corp. International	2,262	172,613
	Tapestry, Inc.	61,767	6,672,689
	TJX Cos., Inc.	461,608	57,484,044
	Tractor Supply Co.	438,764	24,987,610
*	Ulta Beauty, Inc.	43,317	22,308,688
	Williams-Sonoma, Inc.	101,786	19,039,071
TOTAL CONSUMER DISCRETIONARY			554,153,825
CONSUMER STAPLES — (9.5%)
	Altria Group, Inc.	138,607	8,585,318
	Clorox Co.	3,357	421,505
	Coca-Cola Co.	941,814	63,939,752
	Colgate-Palmolive Co.	245,105	20,552,054
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Costco Wholesale Corp.	142,229	$133,644,058
	Hershey Co.	76,408	14,221,821
	Kimberly-Clark Corp.	213,895	26,655,595
	Kroger Co.	540,632	37,898,303
	PepsiCo, Inc.	602,034	83,032,529
	Procter & Gamble Co.	501,376	75,442,047
*	Sprouts Farmers Market, Inc.	11,428	1,731,799
	Sysco Corp.	367,345	29,240,662
	Target Corp.	208,891	20,993,546
TOTAL CONSUMER STAPLES			516,358,989
ENERGY — (3.4%)
	Cheniere Energy, Inc.	197,026	46,474,493
	Chevron Corp.	177,963	26,986,309
	ConocoPhillips	63,718	6,074,874
	Devon Energy Corp.	498,963	16,575,551
	EOG Resources, Inc.	18,824	2,259,256
	Exxon Mobil Corp.	59,251	6,614,782
	Marathon Petroleum Corp.	64,341	10,950,195
	Occidental Petroleum Corp.	256,924	11,289,241
	Targa Resources Corp.	223,781	37,239,396
#	Texas Pacific Land Corp.	7,248	7,017,006
	Valero Energy Corp.	82,556	11,335,764
TOTAL ENERGY			182,816,867
FINANCIALS — (11.5%)
	American Express Co.	223,953	67,031,372
	Ameriprise Financial, Inc.	106,466	55,169,617
	Aon PLC, Class A	44,124	15,695,348
*	Corpay, Inc.	55,567	17,950,919
	Equitable Holdings, Inc.	224,885	11,547,845
	LPL Financial Holdings, Inc.	66,610	26,359,575
	Marsh & McLennan Cos., Inc.	38,877	7,744,298
	Mastercard, Inc., Class A	239,079	135,431,081
	Moody's Corp.	59,653	30,764,842
	Travelers Cos., Inc.	86,258	22,447,782
	Visa, Inc., Class A	647,294	223,620,658
	Willis Towers Watson PLC	33,486	10,575,214
TOTAL FINANCIALS			624,338,551

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (13.5%)
	AbbVie, Inc.	685,865	$129,642,202
	Amgen, Inc.	263,714	77,822,001
	Bristol-Myers Squibb Co.	826,305	35,787,270
	Cencora, Inc.	82,434	23,582,719
#*	DaVita, Inc.	24,677	3,463,911
*	Dexcom, Inc.	3,007	242,875
	Eli Lilly & Co.	249,321	184,514,992
	Gilead Sciences, Inc.	602,445	67,648,549
#*	IDEXX Laboratories, Inc.	59,422	31,749,769
	Johnson & Johnson	807,802	133,077,301
*	Mettler-Toledo International, Inc.	4,116	5,077,827
*	Solventum Corp.	17,766	1,267,782
*	Waters Corp.	29,796	8,603,893
	Zoetis, Inc.	202,172	29,474,656
TOTAL HEALTH CARE			731,955,747
INDUSTRIALS — (15.8%)
	3M Co.	141,415	21,101,946
	Allegion PLC	18,364	3,046,955
	Automatic Data Processing, Inc.	149,555	46,287,273
	Booz Allen Hamilton Holding Corp.	31,834	3,416,743
	Broadridge Financial Solutions, Inc.	83,319	20,622,286
	Carlisle Cos., Inc.	10,891	3,863,147
	Caterpillar, Inc.	194,602	85,239,568
	Cintas Corp.	115,609	25,728,783
	Comfort Systems USA, Inc.	5,555	3,906,832
	CSX Corp.	960,856	34,148,822
	Delta Air Lines, Inc.	573,897	30,537,059
	EMCOR Group, Inc.	14,403	9,037,738
#	Expeditors International of Washington, Inc.	28,729	3,339,459
	Fastenal Co.	224,776	10,368,917
	Ferguson Enterprises, Inc.	153,261	34,227,779
	Honeywell International, Inc.	280,396	62,346,051
	Illinois Tool Works, Inc.	134,385	34,398,528
	Leidos Holdings, Inc.	200	31,930
	Lennox International, Inc.	13,149	8,007,741
	Lincoln Electric Holdings, Inc.	3,718	905,333
	Lockheed Martin Corp.	112,034	47,164,073
	Masco Corp.	10,403	708,756
	Paychex, Inc.	246,521	35,580,376
	Paycom Software, Inc.	6,711	1,553,865
	Rollins, Inc.	135,798	7,777,151
		Shares	Value†
INDUSTRIALS — (Continued)
#	Trane Technologies PLC	59,414	$26,028,085
	Union Pacific Corp.	305,839	67,887,083
*	United Airlines Holdings, Inc.	261,503	23,093,330
	United Parcel Service, Inc., Class B	297,991	25,674,905
	United Rentals, Inc.	51,289	45,285,110
	Veralto Corp.	85,536	8,966,739
	Verisk Analytics, Inc.	77,505	21,601,419
	Vertiv Holdings Co., Class A	270,325	39,359,320
	Waste Management, Inc.	142,718	32,705,257
	WW Grainger, Inc.	31,869	33,129,100
*	XPO, Inc.	10,214	1,228,642
TOTAL INDUSTRIALS			858,306,101
INFORMATION TECHNOLOGY — (28.7%)
*	Adobe, Inc.	141,394	50,575,220
	Apple, Inc.	1,401,640	290,938,415
	Applied Materials, Inc.	468	84,268
*	AppLovin Corp., Class A	90,952	35,534,946
*	Autodesk, Inc.	105,370	31,938,701
	CDW Corp.	100,989	17,610,462
*	Fortinet, Inc.	104,638	10,453,336
*	Gartner, Inc.	55,015	18,630,830
	Gen Digital, Inc.	231,639	6,831,034
*	GoDaddy, Inc., Class A	58,133	9,393,130
	International Business Machines Corp.	369,813	93,618,161
	Jabil, Inc.	42,425	9,467,987
	KLA Corp.	48,722	42,828,100
	Lam Research Corp.	452,417	42,907,228
	Microchip Technology, Inc.	18,531	1,252,510
	Microsoft Corp.	492,097	262,533,749
	Motorola Solutions, Inc.	56,357	24,739,596
	NetApp, Inc.	144,997	15,098,538
	NVIDIA Corp.	2,376,214	422,657,184
	NXP Semiconductors NV	43,431	9,284,245
	Oracle Corp.	609,828	154,756,052
	QUALCOMM, Inc.	66,984	9,830,572
	Texas Instruments, Inc.	5,687	1,029,688
TOTAL INFORMATION TECHNOLOGY			1,561,993,952
MATERIALS — (0.6%)
	Avery Dennison Corp.	18,907	3,172,027
	Sherwin-Williams Co.	87,713	29,022,478

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
Southern Copper Corp.	22,173	$2,087,810
TOTAL MATERIALS		34,282,315
UTILITIES — (1.4%)
NRG Energy, Inc.	113,391	18,958,975
Vistra Corp.	273,512	57,038,193
TOTAL UTILITIES		75,997,168
TOTAL COMMON STOCKS Cost ($3,343,021,861)		5,344,123,313

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	58,408,448	$58,408,448
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	3,001,905	34,723,033
TOTAL INVESTMENTS — (100.0%)
(Cost $3,436,151,622)^^			$5,437,254,794
As of July 31, 2025, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	121	09/19/25	$38,860,886	$38,564,212	$(296,674)
Total Futures Contracts			$38,860,886	$38,564,212	$(296,674)
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$203,919,798	—	—	$203,919,798
Consumer Discretionary	554,153,825	—	—	554,153,825
Consumer Staples	516,358,989	—	—	516,358,989
Energy	182,816,867	—	—	182,816,867
Financials	624,338,551	—	—	624,338,551
Health Care	731,955,747	—	—	731,955,747
Industrials	858,306,101	—	—	858,306,101
Information Technology	1,561,993,952	—	—	1,561,993,952
Materials	34,282,315	—	—	34,282,315
Utilities	75,997,168	—	—	75,997,168
Temporary Cash Investments	58,408,448	—	—	58,408,448
Securities Lending Collateral	—	$34,723,033	—	34,723,033
Total Investments in Securities	$5,402,531,761	$34,723,033	—	$5,437,254,794
Financial Instruments
Liabilities
Futures Contracts**	(296,674)	—	—	(296,674)
Total Financial Instruments	$(296,674)	—	—	$(296,674)
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.5%)
	ALS Ltd.	131,025	$1,523,228
	Ampol Ltd.	16,752	292,889
	Aristocrat Leisure Ltd.	95,426	4,272,878
	BHP Group Ltd. (BHP AU)	172,250	4,350,211
#	BHP Group Ltd. (BHP LN), Class DI	166,810	4,185,632
#	BHP Group Ltd. (BHP US), Sponsored ADR	365,914	18,540,862
	Brambles Ltd.	480,230	7,347,251
	Cochlear Ltd.	4,195	856,422
	Coles Group Ltd.	374,620	4,987,678
	Computershare Ltd.	100,387	2,702,358
	Endeavour Group Ltd.	379,725	994,380
#	Evolution Mining Ltd.	550,597	2,491,847
	Fortescue Ltd.	430,147	4,866,793
	Insurance Australia Group Ltd.	184,563	1,036,029
#*	James Hardie Industries PLC (JHX AU), CDI	150,492	3,950,028
	JB Hi-Fi Ltd.	45,491	3,239,960
	Lottery Corp. Ltd.	404,732	1,403,764
	Medibank Pvt Ltd.	791,084	2,585,582
	Netwealth Group Ltd.	35,013	835,565
	Northern Star Resources Ltd.	53,302	529,573
	Pro Medicus Ltd.	17,321	3,556,947
	Qantas Airways Ltd.	42,577	295,286
#	Ramsay Health Care Ltd.	3,770	93,325
	REA Group Ltd.	17,630	2,685,595
	Rio Tinto Ltd.	89,943	6,396,559
	SGH Ltd.	42,548	1,391,631
	Technology One Ltd.	75,294	1,969,580
	Telstra Group Ltd. (TLS AU)	1,018,886	3,247,272
	Wesfarmers Ltd.	209,238	11,445,213
	Woolworths Group Ltd.	243,657	4,918,971
*	Xero Ltd.	17,550	2,021,068
#	Yancoal Australia Ltd.	135,682	547,985
TOTAL AUSTRALIA			109,562,362
AUSTRIA — (0.2%)
	Erste Group Bank AG	941	86,049
	OMV AG	35,452	1,805,513
	Verbund AG	11,094	826,053
TOTAL AUSTRIA			2,717,615
		Shares	Value»
BELGIUM — (0.7%)
	Anheuser-Busch InBev SA (ABI BB)	66,320	$3,812,913
	KBC Group NV	56,155	5,857,185
#	Lotus Bakeries NV	15	126,816
	UCB SA	11,902	2,557,202
TOTAL BELGIUM			12,354,116
CANADA — (10.1%)
	Agnico Eagle Mines Ltd. (AEM CN)	500	62,071
#	Agnico Eagle Mines Ltd. (AEM US)	11,566	1,438,348
	Alamos Gold, Inc. (AGI CN), Class A	4,400	106,920
	Alimentation Couche-Tard, Inc.	156,194	8,116,316
	ARC Resources Ltd.	266,706	5,206,696
	BCE, Inc. (BCE US)	16,155	376,896
#	Canadian National Railway Co. (CNI US)	28,125	2,628,281
	Canadian National Railway Co. (CNR CN)	66,354	6,195,786
	Canadian Natural Resources Ltd. (CNQ US)	351,301	11,136,242
	Canadian Tire Corp. Ltd., Class A	3,570	478,147
	CCL Industries, Inc., Class B	37,629	2,103,324
*	Celestica, Inc. (CLS US)	31,528	6,301,186
	Cenovus Energy, Inc. (CVE US)	357,999	5,452,325
	CGI, Inc. (GIB US)	4,171	402,210
	CGI, Inc. (GIBA CN)	49,794	4,800,435
	Colliers International Group, Inc. (CIGI US)	3,366	507,290
	Constellation Software, Inc.	4,186	14,441,579
	Dollarama, Inc.	59,591	8,144,734
	Element Fleet Management Corp.	99,661	2,592,222
	Empire Co. Ltd., Class A	68,713	2,736,420
	FirstService Corp. (FSV CN)	6,538	1,288,726
	FirstService Corp. (FSV US)	1,697	334,682
	George Weston Ltd.	24,034	4,566,911

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Gildan Activewear, Inc. (GIL US)	60,328	$3,047,167
	iA Financial Corp., Inc.	12,421	1,215,834
	Imperial Oil Ltd. (IMO US)	33,886	2,828,464
	Intact Financial Corp.	2,500	516,744
	Keyera Corp.	49,577	1,556,437
	Kinross Gold Corp. (KGC US)	397,858	6,365,728
	Loblaw Cos. Ltd.	24,582	3,975,237
	Lundin Gold, Inc.	17,850	826,155
	Lundin Mining Corp.	24,679	252,026
#	Magna International, Inc. (MG CN)	43,120	1,768,244
#	Magna International, Inc. (MGA US)	53,530	2,194,730
	MEG Energy Corp.	6,000	118,259
	Metro, Inc.	45,013	3,441,922
	National Bank of Canada	73,621	7,658,050
#	Open Text Corp. (OTEX CN)	21,163	622,854
	Parkland Corp.	1,479	41,746
	Quebecor, Inc., Class B	34,134	960,265
#	RB Global, Inc. (RBA US)	16,123	1,745,476
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,312,996
#	Restaurant Brands International, Inc. (QSR US)	39,187	2,659,230
#	Rogers Communications, Inc. (RCI US), Class B	19,233	642,382
#	Rogers Communications, Inc. (RCIB CN), Class B	130,937	4,373,387
	Stantec, Inc. (STN CN)	1,995	218,074
	Stantec, Inc. (STN US)	15,440	1,688,518
	Suncor Energy, Inc. (SU US)	253,719	10,011,752
	TFI International, Inc. (TFII CN)	23,500	2,043,699
	TFI International, Inc. (TFII US)	2,000	174,340
#	Thomson Reuters Corp. (TRI US)	7,259	1,458,406
	Toromont Industries Ltd.	28,093	2,848,431
	Tourmaline Oil Corp.	97,339	4,142,668
	Shares	Value»
CANADA — (Continued)
Waste Connections, Inc. (WCN US)	22,078	$4,121,300
WSP Global, Inc.	24,613	5,067,905
TOTAL CANADA		169,316,173
DENMARK — (1.4%)
# Coloplast AS, Class B	3,727	340,394
Novo Nordisk AS (NOVOB DC), Class B	364,085	16,932,853
Pandora AS	36,743	6,066,107
TOTAL DENMARK		23,339,354
FINLAND — (0.9%)
Kesko OYJ (KESKOA FH), Class A	35,395	770,474
Kone OYJ, Class B	78,750	4,835,915
Metso OYJ	152,746	1,918,381
Nordea Bank Abp (NDA FH)	116,284	1,696,791
Sampo OYJ, Class A	266,260	2,857,947
Wartsila OYJ Abp	90,790	2,508,382
TOTAL FINLAND		14,587,890
FRANCE — (10.0%)
Airbus SE	114,073	22,934,954
Bouygues SA	36,959	1,521,843
Bureau Veritas SA	121,130	3,730,332
Cie de Saint-Gobain SA	14,298	1,640,225
Eiffage SA	39,175	5,258,672
Engie SA	101,945	2,291,542
Hermes International SCA	6,104	14,927,258
LVMH Moet Hennessy Louis Vuitton SE	65,240	35,021,599
Orange SA (ORA FP)	879,667	13,380,669
Safran SA	65,453	21,583,204
Sodexo SA	12,295	731,226
Thales SA	16,027	4,311,161
TotalEnergies SE (TTE FP)	565,051	33,601,019
Vinci SA	43,096	5,986,412
TOTAL FRANCE		166,920,116
GERMANY — (8.0%)
adidas AG	33,434	6,390,201
BASF SE	13,600	666,527
Bayer AG	221,721	6,895,905
Bayerische Motoren Werke AG	18,087	1,721,003
Brenntag SE	51,867	3,217,782
Continental AG	26,439	2,258,170
CTS Eventim AG & Co. KGaA	12,327	1,392,019

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Daimler Truck Holding AG	35,879	$1,745,343
	Deutsche Boerse AG	38,503	11,142,276
	Deutsche Post AG	223,799	10,027,472
	Deutsche Telekom AG (DTE GR)	636,665	22,834,562
	E.ON SE	205,826	3,754,932
	GEA Group AG	22,438	1,611,727
	Hannover Rueck SE	5,124	1,554,331
	Hella GmbH & Co. KGaA	393	38,951
	HOCHTIEF AG	2,891	629,930
	Infineon Technologies AG (IFX GR)	269,814	10,599,134
	Knorr-Bremse AG	21,432	2,139,030
	Mercedes-Benz Group AG	28,781	1,629,587
	MTU Aero Engines AG	6,604	2,848,690
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,607	1,706,726
	Nemetschek SE	19,407	2,891,508
	Rheinmetall AG	16,337	32,339,027
Ω	Siemens Healthineers AG	19,532	1,052,045
	Symrise AG	8,491	769,686
*	Talanx AG	6,982	925,443
	Volkswagen AG	4,158	443,426
TOTAL GERMANY			133,225,433
HONG KONG — (1.8%)
	AIA Group Ltd.	569,200	5,307,315
	Cathay Pacific Airways Ltd.	238,000	353,743
	HKT Trust & HKT Ltd.	2,020,000	3,180,646
	Hong Kong Exchanges & Clearing Ltd.	229,237	12,406,031
	PRADA SpA	215,800	1,174,571
	SITC International Holdings Co. Ltd.	259,000	837,415
	Techtronic Industries Co. Ltd.	438,000	5,237,450
Ω	WH Group Ltd.	2,039,863	2,042,184
TOTAL HONG KONG			30,539,355
IRELAND — (0.3%)
	AIB Group PLC	149,539	1,179,661
	Kingspan Group PLC (KSP ID)	38,555	3,199,752
TOTAL IRELAND			4,379,413
ISRAEL — (0.7%)
	Bank Leumi Le-Israel BM	58,029	1,073,465
		Shares	Value»
ISRAEL — (Continued)
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	$1,013,625
	Clal Insurance Enterprises Holdings Ltd.	3,109	149,058
	Delek Group Ltd.	3,056	620,632
	Electra Ltd.	331	200,545
*	Fattal Holdings 1998 Ltd.	2,058	370,413
	First International Bank of Israel Ltd.	7,956	552,605
	Formula Systems 1985 Ltd. (FORTY IT)	1,056	127,118
	Hilan Ltd.	2,776	226,790
	Matrix IT Ltd.	6,755	248,289
	Menora Mivtachim Holdings Ltd.	7,524	654,061
	Mizrahi Tefahot Bank Ltd.	32,684	2,019,016
	Next Vision Stabilized Systems Ltd.	10,203	418,186
	One Software Technologies Ltd.	4,103	106,007
	Paz Retail & Energy Ltd.	1,708	315,810
	Phoenix Financial Ltd.	47,121	1,605,558
	Shufersal Ltd.	37,120	448,772
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	370,476
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	116,283	1,796,572
TOTAL ISRAEL			12,316,998
ITALY — (2.0%)
	Banca Mediolanum SpA	58,170	1,026,048
	Enel SpA	1,636,772	14,433,521
	Eni SpA (ENI IM)	71,110	1,213,658
	Ferrari NV (RACE IM)	1,191	522,262
#	Ferrari NV (RACE US)	13,483	5,978,227
	FinecoBank Banca Fineco SpA	141,842	3,020,386
	Moncler SpA	39,460	2,104,504
	Prysmian SpA	7,511	599,854
	Recordati Industria Chimica e Farmaceutica SpA	23,393	1,341,675
	Stellantis NV (STLAM IM)	172,934	1,526,160
	UniCredit SpA	30,257	2,226,122
TOTAL ITALY			33,992,417

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (20.8%)
	Advantest Corp.	132,000	$8,777,880
#	Aeon Co. Ltd.	158,000	5,046,967
	Air Water, Inc.	74,984	1,107,716
	Ajinomoto Co., Inc.	164,800	4,360,019
	Asahi Intecc Co. Ltd.	20,400	317,466
	Asics Corp.	131,000	3,079,717
	Astellas Pharma, Inc.	343,500	3,561,621
	Bandai Namco Holdings, Inc.	77,100	2,493,176
	BayCurrent, Inc.	49,200	2,825,066
	BIPROGY, Inc.	34,900	1,407,347
	Bridgestone Corp.	86,900	3,515,120
	Capcom Co. Ltd.	126,400	3,217,605
	Chugai Pharmaceutical Co. Ltd.	138,300	6,629,677
	Cosmo Energy Holdings Co. Ltd.	15,500	687,930
	Cosmos Pharmaceutical Corp.	14,400	894,549
	CyberAgent, Inc.	5,400	54,083
	Daicel Corp.	44,900	386,233
	Daifuku Co. Ltd.	42,300	1,070,875
	Daikin Industries Ltd.	28,100	3,455,057
	Daito Trust Construction Co. Ltd.	30,999	3,173,605
	Daiwa House Industry Co. Ltd.	126,300	4,175,593
	Dentsu Soken, Inc.	4,500	197,654
	Dexerials Corp.	18,200	263,129
	Disco Corp.	16,400	4,846,634
	DMG Mori Co. Ltd.	6,500	150,197
	Ebara Corp.	153,500	2,803,037
	Fast Retailing Co. Ltd.	31,800	9,699,944
	Food & Life Cos. Ltd.	15,500	780,679
	Fuji Electric Co. Ltd.	33,000	1,640,700
	Fujikura Ltd.	71,500	4,853,594
	Fujitsu Ltd.	295,200	6,430,612
	Fuyo General Lease Co. Ltd.	11,700	316,047
	GMO Payment Gateway, Inc.	8,660	482,646
	Goldwin, Inc.	9,400	484,013
	Hitachi Construction Machinery Co. Ltd.	27,100	784,870
	Hitachi Ltd. (6501 JP)	171,900	5,260,251
	Hoya Corp.	63,300	7,986,098
	IHI Corp.	14,700	1,636,944
	Inpex Corp.	249,400	3,551,145
	Internet Initiative Japan, Inc.	47,200	869,260
	Isuzu Motors Ltd.	177,100	2,269,715
	J Front Retailing Co. Ltd.	56,700	764,302
	Japan Airlines Co. Ltd.	35,500	704,941
	Japan Airport Terminal Co. Ltd.	15,500	470,729
		Shares	Value»
JAPAN — (Continued)
	Japan Exchange Group, Inc.	442,900	$4,328,186
	Japan Tobacco, Inc.	1,900	54,263
	Kakaku.com, Inc.	20,400	346,728
	Kao Corp.	9,700	436,466
	Kawasaki Heavy Industries Ltd.	42,000	3,067,387
	KDDI Corp.	763,000	12,522,052
	Kobe Bussan Co. Ltd.	50,200	1,336,791
	Kobe Steel Ltd.	98,300	1,080,032
	Komatsu Ltd.	155,100	4,996,993
	Konami Group Corp.	24,500	3,326,089
	Kuraray Co. Ltd.	67,100	829,589
	Kurita Water Industries Ltd.	27,200	1,048,485
	Lasertec Corp.	14,300	1,440,706
	Marui Group Co. Ltd.	2,900	59,061
	Maruwa Co. Ltd.	1,300	391,843
#	McDonald's Holdings Co. Japan Ltd.	28,400	1,134,104
	Minebea Mitsumi, Inc.	12,900	203,025
	Mitsubishi Chemical Group Corp.	23,600	128,544
	Mitsubishi HC Capital, Inc.	364,550	2,694,618
#	Mitsubishi Motors Corp.	189,600	498,208
	MonotaRO Co. Ltd.	82,413	1,467,521
	MS&AD Insurance Group Holdings, Inc.	142,800	3,051,074
	Nichirei Corp.	70,400	847,268
	NIDEC Corp. (6594 JP)	83,600	1,603,973
	Nifco, Inc.	22,300	544,120
	Nippon Express Holdings, Inc.	108,603	2,385,675
	Nippon Sanso Holdings Corp.	82,800	2,930,584
	Nissan Chemical Corp.	52,300	1,704,915
	Niterra Co. Ltd.	39,900	1,375,500
	Nitto Denko Corp.	138,000	2,855,758
	Nomura Research Institute Ltd.	77,000	3,046,922
	Olympus Corp.	165,500	1,977,236
	Open House Group Co. Ltd.	30,200	1,335,457
	Oracle Corp. Japan	13,175	1,424,803
	Organo Corp.	2,100	129,393
	Oriental Land Co. Ltd.	40,200	827,739
	Otsuka Corp.	63,800	1,208,829
	Pan Pacific International Holdings Corp.	151,400	5,065,275
	Persol Holdings Co. Ltd.	717,100	1,370,699
	Rakus Co. Ltd.	21,101	323,638

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Rakuten Bank Ltd.	1,400	$65,214
*	Rakuten Group, Inc.	54,200	274,236
	Recruit Holdings Co. Ltd.	267,200	15,853,275
	Resonac Holdings Corp.	45,200	1,086,976
	Round One Corp.	8,500	87,288
	Ryohin Keikaku Co. Ltd.	63,100	2,954,201
	Sankyo Co. Ltd.	51,500	961,005
	Sanrio Co. Ltd.	28,800	1,181,726
	Sanwa Holdings Corp.	92,100	2,512,656
	SCREEN Holdings Co. Ltd.	19,000	1,482,188
	SCSK Corp.	78,100	2,430,074
	Seibu Holdings, Inc.	58,800	1,643,148
	Seven & i Holdings Co. Ltd.	451,800	5,956,167
	SG Holdings Co. Ltd.	98,200	1,089,471
*	Sharp Corp.	9,700	45,857
*	SHIFT, Inc.	16,400	172,109
#	Skylark Holdings Co. Ltd.	110,300	2,096,565
#	Socionext, Inc.	9,521	179,422
	SoftBank Corp.	6,266,000	9,053,341
	SoftBank Group Corp.	89,100	6,803,581
	Sompo Holdings, Inc.	108,000	3,184,599
	Sony Group Corp. (6758 JP)	1,455,000	34,997,551
	Subaru Corp.	182,700	3,360,915
	Sugi Holdings Co. Ltd.	12,200	295,254
	Sumitomo Forestry Co. Ltd.	110,100	1,106,025
	Sundrug Co. Ltd.	24,600	729,120
	Suzuki Motor Corp.	156,800	1,722,851
	Sysmex Corp.	121,000	1,965,748
	Taiheiyo Cement Corp.	800	19,549
	TDK Corp. (6762 JP)	390,000	4,751,343
	TIS, Inc.	83,600	2,667,000
	Toei Animation Co. Ltd.	4,500	98,450
	Tokio Marine Holdings, Inc. (8766 JP)	264,300	10,612,409
	Tokyo Century Corp.	72,900	834,322
	Tokyo Electron Ltd.	80,300	12,765,988
	Tokyu Fudosan Holdings Corp.	14,600	102,954
	Toridoll Holdings Corp.	6,500	191,208
	Toyo Tire Corp.	29,000	614,251
	Toyota Motor Corp. (TM US), Sponsored ADR	30,391	5,439,077
	Toyota Tsusho Corp.	92,100	2,110,779
	Trend Micro, Inc. (4704 JP)	49,100	2,994,040
	Tsuruha Holdings, Inc.	6,300	463,709
	Unicharm Corp.	10,501	72,637
		Shares	Value»
JAPAN — (Continued)
	USS Co. Ltd.	177,800	$1,932,488
*	Visional, Inc.	300	23,450
	Welcia Holdings Co. Ltd.	24,800	416,136
	Yamaha Motor Co. Ltd.	219,200	1,585,434
	Yamazaki Baking Co. Ltd.	1,200	25,635
	Yaoko Co. Ltd.	4,200	271,813
	Yokogawa Electric Corp.	52,800	1,407,335
	Yokohama Rubber Co. Ltd.	3,500	100,072
	Zensho Holdings Co. Ltd.	36,200	1,904,968
	ZOZO, Inc.	138,900	1,375,022
TOTAL JAPAN			348,954,624
NETHERLANDS — (3.3%)
	ASML Holding NV (ASML NA)	25,123	17,412,071
	ASML Holding NV (ASML US)	21,467	14,913,355
	ASR Nederland NV	48,477	3,220,032
	Koninklijke KPN NV	1,130,650	5,051,177
	Universal Music Group NV	125,253	3,603,139
	Wolters Kluwer NV	66,291	10,325,414
TOTAL NETHERLANDS			54,525,188
NEW ZEALAND — (0.3%)
	Chorus Ltd. (CNU NZ)	309,552	1,588,388
	Contact Energy Ltd.	54,969	294,598
	Fisher & Paykel Healthcare Corp. Ltd.	49,321	1,068,654
	Mainfreight Ltd.	16,254	566,585
	Spark New Zealand Ltd.	618,656	884,600
TOTAL NEW ZEALAND			4,402,825
NORWAY — (0.7%)
	Aker BP ASA	47,410	1,140,524
Ω	BW LPG Ltd.	20,926	278,184
	Equinor ASA	205,722	5,284,498
	Hafnia Ltd.	64,009	351,767
	Hoegh Autoliners ASA	2,029	20,390
	Kongsberg Gruppen ASA	36,955	1,104,331
	Protector Forsikring ASA	11,993	585,541
	Storebrand ASA	125,086	1,776,256
	Telenor ASA	65,559	1,005,734
	Var Energi ASA	79,114	270,993
	Veidekke ASA	19,132	304,075

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Wallenius Wilhelmsen ASA	23,918	$213,975
TOTAL NORWAY			12,336,268
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	2,162,535
	Jeronimo Martins SGPS SA	15,405	375,538
TOTAL PORTUGAL			2,538,073
SINGAPORE — (1.5%)
	DBS Group Holdings Ltd.	306,193	11,238,652
	DFI Retail Group Holdings Ltd.	23,600	81,360
	Jardine Cycle & Carriage Ltd.	29,400	595,344
	SATS Ltd.	93,900	229,120
	Sembcorp Industries Ltd.	350,100	2,081,725
	Singapore Airlines Ltd.	369,000	1,927,347
	Singapore Exchange Ltd.	295,300	3,620,851
	Singapore Technologies Engineering Ltd.	578,800	3,893,750
	United Overseas Bank Ltd.	6,700	186,144
	Yangzijiang Shipbuilding Holdings Ltd.	378,300	742,008
TOTAL SINGAPORE			24,596,301
SPAIN — (2.4%)
	ACS Actividades de Construccion y Servicios SA	31,352	2,163,750
Ω	Aena SME SA	166,510	4,483,800
	Amadeus IT Group SA	104,594	8,398,245
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	219,253	3,656,758
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	426,715
	Endesa SA	100,465	2,911,499
	Ferrovial SE	31,171	1,597,916
	Industria de Diseno Textil SA	167,352	7,993,907
#	Telefonica SA (TEF SM)	1,641,259	8,470,197
TOTAL SPAIN			40,102,787
		Shares	Value»
SWEDEN — (3.0%)
	AddTech AB, Class B	79,454	$2,671,099
	Atlas Copco AB (ATCOA SS), Class A	517,386	7,878,953
	Atlas Copco AB (ATCOB SS), Class B	311,236	4,212,004
	Avanza Bank Holding AB	40,384	1,487,729
	Axfood AB	37,200	1,108,497
	Epiroc AB (EPIA SS), Class A	89,197	1,815,440
	Epiroc AB (EPIB SS), Class B	60,798	1,089,864
#	H & M Hennes & Mauritz AB, Class B	163,087	2,197,049
	Hemnet Group AB	18,833	542,362
	Indutrade AB	61,345	1,489,726
	Lagercrantz Group AB, Class B	41,874	972,194
	Lifco AB, Class B	18,806	669,890
	Loomis AB	8,408	332,446
	Medicover AB, Class B	6,534	183,040
Ω	Munters Group AB	9,191	129,348
	Nordnet AB publ	29,215	788,983
	Sectra AB, Class B	40,431	1,499,018
	Sweco AB, Class B	37,915	598,091
	Tele2 AB, Class B	223,821	3,459,179
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	144,507	1,043,341
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	311,205	2,260,463
#	Telia Co. AB	364,196	1,286,235
	Volvo AB (VOLVA SS), Class A	54,973	1,576,077
	Volvo AB (VOLVB SS), Class B	410,093	11,777,783
TOTAL SWEDEN			51,068,811
SWITZERLAND — (8.7%)
	Geberit AG	12,634	9,678,887
	Kuehne & Nagel International AG	24,740	5,043,964
	Nestle SA	447,712	39,119,760
	Novartis AG (NVS US), Sponsored ADR	218,096	24,806,239
	Partners Group Holding AG	7,501	10,083,568
	Roche Holding AG (RO SW)	7,170	2,382,842
	Roche Holding AG (ROG SW)	153,734	47,975,954

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	SGS SA	62,747	$6,375,934
TOTAL SWITZERLAND			145,467,148
UNITED KINGDOM — (12.8%)
	Admiral Group PLC	94,186	4,245,573
Ω	Airtel Africa PLC	278,231	748,989
	Ashtead Group PLC	221,086	14,771,046
	AstraZeneca PLC (AZN LN)	32,872	4,795,750
	AstraZeneca PLC (AZN US), Sponsored ADR	261,592	19,119,759
Ω	Auto Trader Group PLC	383,457	4,233,285
	BP PLC (BP LN)	165,519	887,228
	BP PLC (BP US), Sponsored ADR	473,050	15,208,557
	BT Group PLC	2,677,069	7,311,173
	Bunzl PLC	7,601	225,578
*	Carnival PLC (CUK US), ADR	4,779	129,989
	Coca-Cola HBC AG	2,338	121,511
	Compass Group PLC	214,510	7,537,766
	Diageo PLC (DEO US), Sponsored ADR	81,079	7,941,688
	Diageo PLC (DGE LN)	80,730	1,956,697
	Experian PLC	190,691	10,047,648
	Games Workshop Group PLC	4,551	975,107
	GSK PLC (GSK LN)	1,058,901	19,477,402
	Howden Joinery Group PLC	13,022	150,750
	Imperial Brands PLC	445,366	17,360,091
	Intertek Group PLC	77,385	5,031,571
	Legal & General Group PLC	999,910	3,382,761
	Marks & Spencer Group PLC	798,644	3,667,843
	Next PLC	48,295	7,839,292
	Reckitt Benckiser Group PLC	182,653	13,689,068
	RELX PLC (REL LN)	45,322	2,354,980
#	RELX PLC (RELX US), Sponsored ADR	206,621	10,721,564
		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC (REN NA)	28,850	$1,498,222
	Rightmove PLC	185,301	1,999,674
	Sage Group PLC	120,134	1,928,949
	St. James's Place PLC	90,454	1,556,792
#	Unilever PLC (UL US), Sponsored ADR	357,096	20,865,119
	Unilever PLC (ULVR LN)	48,760	2,829,077
TOTAL UNITED KINGDOM			214,610,499
UNITED STATES — (0.0%)
	Smurfit WestRock PLC	2,073	92,000
TOTAL COMMON STOCKS			1,611,945,766
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
#Ω	Dr. Ing hc F Porsche AG, 5.184%	13,698	694,577
	Volkswagen AG, 6.912%	35,319	3,693,156
TOTAL GERMANY			4,387,733
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	0
TOTAL INVESTMENT SECURITIES (Cost $1,182,514,117)			1,616,333,499

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	5,064,376	58,579,636
TOTAL INVESTMENTS — (100.0%)
(Cost $1,241,093,053)^^			$1,674,913,135

International High Relative Profitability Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $13,662,412 or 0.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$18,540,862	$91,021,500	—	$109,562,362
Austria	—	2,717,615	—	2,717,615
Belgium	—	12,354,116	—	12,354,116
Canada	169,316,173	—	—	169,316,173
Denmark	—	23,339,354	—	23,339,354
Finland	—	14,587,890	—	14,587,890
France	—	166,920,116	—	166,920,116
Germany	—	133,225,433	—	133,225,433
Hong Kong	—	30,539,355	—	30,539,355
Ireland	—	4,379,413	—	4,379,413
Israel	1,796,572	10,520,426	—	12,316,998
Italy	5,978,227	28,014,190	—	33,992,417
Japan	5,439,077	343,515,547	—	348,954,624
Netherlands	14,913,355	39,611,833	—	54,525,188
New Zealand	—	4,402,825	—	4,402,825
Norway	—	12,336,268	—	12,336,268
Portugal	—	2,538,073	—	2,538,073
Singapore	—	24,596,301	—	24,596,301
Spain	426,715	39,676,072	—	40,102,787
Sweden	1,043,341	50,025,470	—	51,068,811
Switzerland	24,806,239	120,660,909	—	145,467,148
United Kingdom	73,986,676	140,623,823	—	214,610,499
United States	92,000	—	—	92,000
Preferred Stocks
Germany	—	4,387,733	—	4,387,733
Securities Lending Collateral	—	58,579,636	—	58,579,636
Total Investments in Securities	$316,339,237	$1,358,573,898	—	$1,674,913,135

Dimensional VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (73.3%)
U.S. Core Equity 1 Portfolio	1,468,985	$67,705,500
U.S. Large Company Portfolio	1,291,579	54,349,641
Dimensional VA U.S. Targeted Value Portfolio	1,346,706	29,883,411
Dimensional VA U.S. Large Value Portfolio	491,375	16,824,692
DFA Real Estate Securities Portfolio	80,044	3,216,184
TOTAL DOMESTIC EQUITIES		171,979,428
INTERNATIONAL EQUITIES — (26.7%)
International Core Equity 2 Portfolio	1,506,010	27,469,627
Emerging Markets Core Equity 2 Portfolio	721,907	19,202,732
Dimensional VA International Small Portfolio	591,880	8,416,532
Dimensional VA International Value Portfolio	380,010	6,403,157
DFA International Real Estate Securities Portfolio	308,184	1,177,264
TOTAL INTERNATIONAL EQUITIES		62,669,312
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $169,707,480)^^		$234,648,740
Summary of the Portfolio’s investments as of July 31, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$234,648,740	—	—	$234,648,740
Total Investments in Securities	$234,648,740	—	—	$234,648,740

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	$271,804
City of Apple Valley (GO) Series A
5.000%, 12/15/28	100	107,947
City of Blaine (GO) Series B
5.000%, 02/01/27	100	103,826
City of Bloomington (GO) Series B
5.000%, 02/01/27	300	310,697
City of Burnsville (GO) Series A
5.000%, 12/20/26	190	196,604
5.000%, 12/20/28	500	542,357
City of Coon Rapids (GO) Series A
5.000%, 02/01/29	105	113,907
City of Fergus Falls (GO) Series A
5.000%, 02/01/26	250	253,004
City of Lakeville (GO) Series A
5.000%, 02/01/28	500	531,450
City of Minneapolis (GO)
4.000%, 12/01/25	305	306,508
5.500%, 12/01/26	830	863,479
3.000%, 12/01/27	1,450	1,449,394
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	230	236,361
City of Moorhead Public Utility Revenue (RB) Series A
5.000%, 11/01/25	670	673,942
City of Rogers (GO) Series B
5.000%, 02/01/26	250	253,004
City of St. Paul (GO) Series A
5.000%, 09/01/26	235	241,272
City of Waconia (GO) Series A
3.000%, 02/01/26	820	820,745
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	200	212,430
Cook County Independent School District No. 166 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	202,323
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
County of Anoka (GO) Series A
5.000%, 02/01/27	500	$519,057
County of Dakota (GO) Series A
5.000%, 02/01/28	400	425,060
County of Hennepin (GO) Series C
5.000%, 12/15/25	425	428,921
County of Hennepin (GO) Series A
5.000%, 12/01/31	1,000	1,029,593
5.000%, 12/01/32	100	102,919
5.000%, 12/01/37	220	224,795
County of Hennepin (GO) Series B
5.000%, 12/01/25	525	529,235
County of Hennepin (GO) Series C
5.000%, 12/01/28	210	216,494
County of Ramsey (GO) Series A
5.000%, 02/01/27	160	166,074
County of Ramsey (GO) Series B
5.000%, 02/01/28	100	106,340
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	518,082
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	225	227,704
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	367,675
Metropolitan Council (GO) Series B
5.000%, 12/01/25	120	121,077
5.000%, 03/01/26	470	477,482
Metropolitan Council (GO) Series C
5.000%, 12/01/26	815	842,887
Metropolitan Council (GO) Series E
5.000%, 12/01/25	180	181,616

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	275	$278,442
5.000%, 02/01/27	275	285,523
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/33	350	359,309
Minneapolis-St. Paul Metropolitan Airports Commission (RB) Series A
5.000%, 01/01/29	270	278,718
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	201,493
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	100	100,339
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,536
Minnesota Public Facilities Authority State Revolving Fund (RB) Series A
5.000%, 03/01/26	215	218,309
Minnesota Public Facilities Authority State Revolving Fund (RB) Series B
5.000%, 03/01/26	205	208,156
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/31	200	205,527
Northfield Independent School District No. 659 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	300	310,894
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	500	542,412
Red Rock Central Independent School District No. 2884 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	216,266
Redwood Area Schools Independent School District No. 2897 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	200	202,263
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Robbinsdale Independent School District No. 281 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	135	$136,555
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	500	518,531
5.000%, 02/01/28	500	529,949
Roseville Independent School District No. 623 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	150	151,877
Southern Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/35	190	191,742
Spring Grove Independent School District No. 297 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	160	161,963
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	150	159,510
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/26	280	283,505
State of Minnesota (GO) Series A
5.000%, 08/01/25	275	275,000
5.000%, 10/01/25	230	230,935
5.000%, 08/01/26	1,750	1,776,547
5.000%, 08/01/27	145	152,504
5.000%, 08/01/34	500	508,724
State of Minnesota (GO) Series B
5.000%, 08/01/25	450	450,000
5.000%, 10/01/25	355	356,443
5.000%, 10/01/26	105	108,092
State of Minnesota (GO) Series D
5.000%, 08/01/25	690	690,000
5.000%, 08/01/26	455	466,486
5.000%, 10/01/26	245	252,214
5.000%, 10/01/27	195	205,729
State of Minnesota (GO) Series E
5.000%, 08/01/26	210	215,301

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	$803,237
5.000%, 12/01/27	230	243,098
Virginia Independent School District No. 706 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	160	165,882
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/26	495	499,943
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	215	216,522
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 02/01/28	250	$265,537
Willmar Independent School District No. 347 (GO) (SD CRED PROG) Series A
5.000%, 02/01/26	300	303,695
TOTAL MUNICIPAL BONDS (Cost $27,973,887)		28,048,773
TOTAL INVESTMENTS — (100.0%)
(Cost $27,973,887)^^		$28,048,773
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$28,048,773	—	$28,048,773
Total Investments in Securities	—	$28,048,773	—	$28,048,773

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.7%)
CALIFORNIA — (97.7%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,115	$2,132,418
Alameda Unified School District-Alameda County (GO) Series B
5.000%, 08/01/26	250	256,519
Albany Unified School District (GO)
5.000%, 08/01/25	255	255,000
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/25	550	552,341
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	1,500	1,577,509
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/28	415	448,526
Atascadero Unified School District (GO) Series A
5.000%, 08/01/28	235	252,850
Bay Area Toll Authority (RB) Series A
2.200%, 04/01/55	7,680	7,680,000
Bay Area Toll Authority (RB) Series B
2.250%, 04/01/55	3,880	3,880,000
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/27	860	907,673
Buena Park School District (GO)
8.000%, 08/01/27	1,730	1,921,199
Burbank Unified School District (GO)
5.000%, 08/01/28	750	810,590
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,015	1,021,889
5.000%, 02/01/34	1,000	1,025,866
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	140	148,561
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/25)	1,110	$1,118,167
California Health Facilities Financing Authority (RB) Series B
4.000%, 08/15/36	1,975	1,976,452
2.150%, 03/01/41	2,600	2,600,000
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	190	202,479
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	213,662
California Public Finance Authority (RB) Series A
5.000%, 06/01/26	110	111,952
California State Public Works Board (RB) Series C
5.000%, 11/01/25	2,205	2,218,204
4.000%, 11/01/30	750	758,897
4.000%, 11/01/31	600	605,274
California State Public Works Board (RB) Series A
5.000%, 02/01/28	210	223,269
California State Public Works Board (RB) Series B
5.000%, 05/01/26	660	672,189
5.000%, 06/01/27	1,510	1,577,951
California State Public Works Board (RB) Series C
5.000%, 08/01/25	865	865,000
5.000%, 09/01/26	3,750	3,850,941
5.000%, 08/01/27	270	284,141
5.000%, 09/01/28	885	953,143
California State Public Works Board (RB) Series D
5.000%, 11/01/26	135	139,195
5.000%, 04/01/27	445	457,597
5.000%, 05/01/28	1,050	1,122,611

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series A
5.000%, 11/01/27	825	$873,670
5.000%, 11/01/28	645	647,955
3.375%, 11/01/29	3,500	3,506,548
5.000%, 11/01/31	2,285	2,376,366
5.000%, 11/01/33	1,655	1,678,056
4.000%, 11/01/34	1,500	1,500,181
4.000%, 11/01/35	1,000	996,999
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/25	155	156,250
5.000%, 12/01/26	120	123,994
5.000%, 03/01/27	670	677,161
Campbell Union High School District (GO) Series B
¤ 4.000%, 08/01/37 (Pre-refunded @ $100, 8/1/26)	1,290	1,313,091
4.000%, 08/01/37	500	494,487
Carlsbad Unified School District (GO)
5.000%, 08/01/26	345	354,550
Carlsbad Unified School District (COP)
4.000%, 10/01/27	145	150,117
4.000%, 10/01/28	100	105,034
4.000%, 10/01/29	55	58,351
Cerritos Community College District (GO) Series A
5.000%, 08/01/25	2,500	2,500,000
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,355	1,356,948
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	690	690,000
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	361,821
Citrus Community College District (GO) Series B
5.000%, 08/01/25	1,150	1,150,000
City & County of San Francisco (COP) Series B
4.000%, 04/01/33	1,605	1,605,976
4.000%, 04/01/35	1,000	1,000,188
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (COP) Series R-1
5.000%, 04/01/26	485	$493,529
City & County of San Francisco (GO) Series R-1
5.000%, 06/15/26	2,000	2,047,741
City of Berkeley (RN)
4.000%, 07/28/26	6,245	6,353,680
City of Grover Beach (GO)
5.000%, 09/01/26	345	354,556
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/29	225	245,680
City of Los Angeles (RN)
5.000%, 06/25/26	2,605	2,667,557
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/28	1,675	1,801,200
City of Pasadena Electric Revenue (RB) Series A
5.000%, 08/01/25	485	485,000
City of Rancho Cordova (ST)
5.000%, 09/01/26	220	225,141
City of Riverside Electric Revenue (RB) Series A
5.000%, 10/01/26	765	788,627
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	465	468,034
5.000%, 11/01/26	305	315,288
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/28	2,500	2,718,747
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	432,998
Compton Community College District (GO) Series B
5.000%, 08/01/25	1,005	1,005,000
5.000%, 08/01/26	325	333,410
5.000%, 08/01/27	125	131,778
County of Los Angeles (RN) Series A
5.000%, 06/30/26	4,805	4,917,417

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
County of Riverside (RN)
5.000%, 06/30/26	4,000	$4,094,319
County of Riverside (RN) Series A
3.000%, 10/17/25	250	250,137
County of San Diego (RN)
5.000%, 06/30/26	5,000	5,122,988
County of San Diego (COP)
5.000%, 10/01/26	1,860	1,922,030
Davis Joint Unified School District (COP) (AG)
4.000%, 08/01/27	1,625	1,626,927
Dublin Unified School District (GO)
5.000%, 08/01/26	1,630	1,630,637
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	125	131,459
5.000%, 06/01/28	125	134,740
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/27	400	420,668
5.000%, 06/01/28	2,790	3,007,387
5.000%, 06/01/30	690	721,705
East Side Union High School District (GO) (BAM)
5.000%, 08/01/25	1,175	1,175,000
East Side Union High School District (GO)
5.000%, 08/01/27	305	321,048
5.000%, 08/01/28	315	339,306
East Side Union High School District (GO) Series D
5.000%, 08/01/28	1,200	1,292,594
Eastern Municipal Water District (RB) Series A
2.200%, 07/01/46	1,030	1,030,000
El Camino Community College District Fountation (GO) Series E
5.000%, 08/01/25	250	250,000
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	2,850	2,813,254
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/27	1,585	$1,672,862
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/27	3,000	3,339,681
Gavilan Joint Community College District (GO)
5.000%, 08/01/32	810	810,000
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/27	485	509,816
Grossmont Union High School District (GO)
4.000%, 08/01/33	1,500	1,500,204
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	290	312,440
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/28	300	322,801
5.000%, 05/01/29	400	441,770
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	110	112,780
Kern High School District (GO) Series A
5.000%, 08/01/25	140	140,000
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	410	410,000
Lodi Unified School District (GO)
5.000%, 08/01/28	520	562,324
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	5,000	5,000,000
Los Angeles Community College District (GO) Series K
4.000%, 08/01/38	735	717,346
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	2,740	2,742,156
5.000%, 07/01/34	1,000	1,034,164

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,305	$1,308,985
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	270	272,272
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/26	890	908,031
5.000%, 07/01/29	380	389,202
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/33	1,525	1,530,798
Los Angeles Department of Water & Power Water System Revenue (RB) Series A-2
2.500%, 07/01/45	410	410,000
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/26	200	203,341
5.000%, 07/01/35	4,045	4,055,838
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/27	940	988,812
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	565	594,339
5.000%, 07/01/30	1,530	1,617,583
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	825	867,841
Los Rios Community College District (GO)
5.000%, 08/01/28	1,010	1,092,206
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	2,625	2,775,590
Manteca Unified School District (GO) Series B
5.000%, 08/01/25	285	285,000
Marin Community College District (GO)
¤ 4.000%, 08/01/27 (Pre-refunded @ $100, 8/1/25)	1,355	1,355,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,250	$1,250,000
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	1,750,000
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	393,216
5.000%, 12/01/26	265	274,718
5.000%, 12/01/27	385	409,630
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	900	902,865
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	728,973
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/25	135	135,833
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/27	290	304,793
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	90	90,000
5.000%, 08/01/26	280	287,049
5.000%, 08/01/27	175	183,927
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	1,380	1,484,821
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	262,803
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	100	105,121
New Haven Unified School District (GO)
5.000%, 08/01/26	475	487,625
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	159,490
5.000%, 12/01/28	175	190,491
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	120,000

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	1,375	$1,406,848
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	220	220,000
5.000%, 08/01/27	400	400,369
5.000%, 08/01/28	1,020	1,020,950
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/28	350	377,538
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	905	914,289
5.000%, 02/01/34	2,255	2,276,244
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	211,018
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	276,822
Peralta Community College District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/25)	470	470,000
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/27	1,000	1,054,829
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/28	85	91,453
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/27	865	908,605
Pleasanton Unified School District (GO)
5.000%, 08/01/27	1,595	1,682,453
Pomona Unified School District (GO)
5.000%, 08/01/29	350	384,764
Poway Unified School District (GO)
5.000%, 08/01/25	175	175,000
Reed Union School District (GO)
4.000%, 08/01/26	250	254,137
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Regents of the University of California Medical Center Pooled Revenue (RB) Series B-2
2.350%, 05/15/32	1,200	$1,200,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series L
5.000%, 05/15/33	3,965	4,017,997
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
2.350%, 05/15/45	6,755	6,755,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	1,000	1,027,984
5.000%, 08/01/27	690	728,110
Riverside County Public Financing Authority (RB)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/25)	2,570	2,586,350
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	330	332,303
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	520	557,368
Sacramento City Unified School District (GO) (BAM) Series B
5.000%, 08/01/28	1,000	1,073,818
Sacramento City Unified School District (GO) (AG) Series B
8.000%, 08/01/25	700	700,000
Salinas Union High School District (GO) Series A
5.000%, 08/01/27	300	316,452
Salinas Union High School District (GO) Series B
5.000%, 08/01/28	215	232,389
San Bernardino Community College District (GO) Series A
4.000%, 08/01/32	2,590	2,607,187
San Diego Community College District (GO)
5.000%, 08/01/26	385	395,774

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	250	$255,148
5.000%, 05/01/27	135	141,488
San Diego Public Facilities Financing Authority (RB)
5.000%, 10/15/29	1,000	1,004,873
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/25	160	160,859
5.000%, 10/15/26	125	129,051
5.000%, 05/15/38	3,060	3,094,639
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	1,160	1,231,735
San Diego Unified School District (GO) (AG) Series F-1
¤ 5.250%, 07/01/27 (Pre-refunded @ $100, 7/1/27)	125	131,894
5.250%, 07/01/27	365	385,868
San Diego Unified School District (GO) Series G-2
5.000%, 07/01/27	1,010	1,062,058
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	330	338,047
San Dieguito Union High School District (GO) Series B-2
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	1,820	1,820,000
San Francisco Bay Area Rapid Transit District (GO) Series D
4.000%, 08/01/35	2,000	1,992,020
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/35	575	575,100
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/34	480	481,315
4.000%, 07/01/38	385	378,497
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/31	1,050	1,053,601
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/35	1,000	$1,002,432
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	230	243,450
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/26	445	455,038
San Francisco Unified School District (GO) Series A
5.000%, 06/15/28	800	854,663
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,535	1,593,725
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,180	1,260,628
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,574,477
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	275	275,000
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/26	315	319,984
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/27	385	406,118
5.000%, 08/01/28	110	119,070
San Jose Unified School District (GO) Series A
5.000%, 08/01/27	2,495	2,631,548
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/25	575	579,096
San Marcos Unified School District (GO) Series A
5.000%, 08/01/28	500	539,939
San Mateo County Community College District (GO) Series A
¤ 5.000%, 09/01/45 (Pre-refunded @ $100, 9/1/25)	1,645	1,648,471

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	200	$216,811
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/27	375	396,219
San Mateo Union High School District (GO) Series B
4.000%, 09/01/29	1,195	1,213,273
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	355	361,711
San Rafael City High School District (GO) Series B
5.000%, 08/01/26	355	364,400
5.000%, 08/01/27	145	152,950
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	850	850,000
San Ysidro School District (GO) (AG) Series B
5.000%, 08/01/25	575	575,000
Santa Clara Unified School District (GO)
4.000%, 07/01/36	1,000	1,000,088
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	545	557,275
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/25	365	365,000
5.000%, 08/01/26	250	256,194
Southern California Water Replenishment District (RB)
5.000%, 08/01/35	1,185	1,185,000
Southwestern Community College District (GO) Series A
5.250%, 08/01/28	355	386,774
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	260,000
State of California (GO)
5.000%, 08/01/25	1,500	1,500,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 09/01/25	2,000	$2,002,527
5.000%, 09/01/25	7,970	7,986,630
4.000%, 10/01/25	2,100	2,105,259
5.000%, 10/01/25	4,670	4,687,142
5.000%, 11/01/25	1,345	1,353,429
5.000%, 12/01/25	1,040	1,048,744
5.000%, 04/01/26	1,500	1,525,655
5.000%, 08/01/26	6,245	6,407,104
4.000%, 09/01/26	1,340	1,363,425
5.000%, 09/01/26	3,325	3,418,471
4.000%, 11/01/26	3,435	3,504,422
5.000%, 04/01/27	1,000	1,043,375
3.500%, 08/01/27	2,905	2,963,307
5.000%, 08/01/27	1,175	1,176,863
5.000%, 09/01/27	595	627,054
5.000%, 10/01/27	1,600	1,689,492
5.000%, 11/01/27	255	269,789
5.000%, 12/01/27	1,315	1,393,977
5.000%, 03/01/28	1,800	1,919,181
5.000%, 04/01/28	1,710	1,826,680
5.000%, 08/01/28	2,875	3,055,863
5.000%, 09/01/28	1,625	1,752,133
5.000%, 10/01/28	5	5,008
5.000%, 10/01/29	300	305,053
5.000%, 08/01/30	1,000	1,001,484
5.000%, 10/01/30	800	859,247
5.250%, 08/01/31	1,400	1,402,309
4.000%, 09/01/32	450	452,628
5.000%, 09/01/32	1,300	1,329,248
5.000%, 10/01/32	5	5,007
5.000%, 08/01/33	440	448,226
5.000%, 09/01/33	1,000	1,020,069
5.000%, 10/01/35	2,030	2,050,702
4.000%, 11/01/35	1,000	1,000,924
4.000%, 09/01/36	1,960	1,944,225
5.000%, 11/01/39	1,500	1,540,857
State of California (GO) Series B
5.000%, 10/01/26	1,515	1,560,868
State of California (GO) (AMBAC)
5.000%, 02/01/27	980	1,018,253
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	240	242,212
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	2,500	2,661,704
Stockton Public Financing Authority (RB) (AG)
5.000%, 09/01/25	420	420,791

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (GO)
5.000%, 08/01/25	755	$755,000
5.000%, 08/01/26	2,920	2,955,958
Stockton Unified School District (GO) Series B
5.000%, 08/01/26	300	307,343
Stockton Unified School District (GO) Series C
5.000%, 08/01/25	735	735,000
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	365	374,921
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	380,000
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	102,688
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	440,479
University of California (RB) Series BS
5.000%, 05/15/26	2,285	2,333,250
University of California (RB) Series AR
5.000%, 05/15/30	545	554,802
5.000%, 05/15/32	1,600	1,626,635
University of California (RB) Series BS
5.000%, 05/15/29	400	438,973
University of California (RB) Series BX
5.000%, 05/15/26	3,165	3,231,832
University of California (RB) Series BZ
5.000%, 05/15/26	4,000	4,084,464
5.000%, 05/15/27	1,635	1,714,108
University of California (RB) Series M
5.000%, 05/15/35	1,000	1,025,219
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,000,951
Ventura Unified School District (GO) Series B
5.000%, 08/01/27	555	584,872
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/27	300	$313,047
5.000%, 05/01/28	725	774,684
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	142,049
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/29	750	819,662
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/25	500	500,000
5.000%, 08/01/26	2,005	2,051,072
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	270	285,022
4.000%, 08/01/34	1,260	1,260,077
TOTAL MUNICIPAL BONDS (Cost $343,943,146)		344,591,950
COMMERCIAL PAPER — (2.3%)
California Statewide Communities Development Authority
2.970%, 08/14/25	3,000	3,000,326
2.800%, 11/04/25	5,000	4,999,935
TOTAL COMMERCIAL PAPER (Cost $8,000,000)		8,000,261

	Shares
INVESTMENT COMPANIES — (0.0%)
BlackRock Liquidity Funds MuniCash (Cost $175,837)	175,820	175,837
TOTAL INVESTMENTS — (100.0%)
(Cost $352,118,983)^^		$352,768,048

DFA California Municipal Real Return Portfolio
CONTINUED
As of July 31, 2025, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.009%	Fixed	CPI	Maturity	USD	15,000,000	02/20/26	—	—	$32,738	$32,738
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	313,658	313,658
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	276,050	276,050
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	270,876	270,876
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	207,475	207,475
Bank of America Corp.	2.778%	Fixed	CPI	Maturity	USD	13,000,000	05/15/27	—	—	21,129	21,129
Bank of America Corp.	2.769%	Fixed	CPI	Maturity	USD	22,000,000	01/21/26	—	—	90,753	90,753
Bank of America Corp.	2.764%	Fixed	CPI	Maturity	USD	11,000,000	02/05/26	—	—	48,366	48,366
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	855,748	855,748
Bank of America Corp.	2.582%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	403,801	403,801
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	466,138	466,138
Bank of America Corp.	2.560%	Fixed	CPI	Maturity	USD	11,000,000	11/15/25	—	—	54,716	54,716
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	1,032,960	1,032,960
Bank of America Corp.	2.143%	Fixed	CPI	Maturity	USD	6,000,000	09/18/26	—	—	98,576	98,576
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,261,656	1,261,656
Citibank, N.A.	2.980%	Fixed	CPI	Maturity	USD	13,000,000	03/17/26	—	—	20,970	20,970
Citibank, N.A.	2.940%	Fixed	CPI	Maturity	USD	25,000,000	03/03/26	—	—	68,060	68,060
Citibank, N.A.	2.812%	Fixed	CPI	Maturity	USD	8,000,000	02/12/26	—	—	32,071	32,071
Citibank, N.A.	2.539%	Fixed	CPI	Maturity	USD	26,000,000	12/27/25	—	—	156,662	156,662
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	866,033	866,033
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	7,000,000	07/09/27	—	—	12,300	12,300
Morgan Stanley and Co. International	2.775%	Fixed	CPI	Maturity	USD	11,000,000	06/09/27	—	—	32,179	32,179
Morgan Stanley and Co. International	2.660%	Fixed	CPI	Maturity	USD	7,000,000	11/27/25	—	—	31,437	31,437
Morgan Stanley and Co. International	2.649%	Fixed	CPI	Maturity	USD	12,000,000	01/28/26	—	—	65,167	65,167
Morgan Stanley and Co. International	2.580%	Fixed	CPI	Maturity	USD	9,000,000	12/19/25	—	—	49,385	49,385
Morgan Stanley and Co. International	2.463%	Fixed	CPI	Maturity	USD	9,000,000	04/25/30	—	—	54,187	54,187
Morgan Stanley and Co. International	2.377%	Fixed	CPI	Maturity	USD	7,000,000	04/17/30	—	—	70,819	70,819
Morgan Stanley and Co. International	2.316%	Fixed	CPI	Maturity	USD	13,000,000	10/22/25	—	—	75,675	75,675
Morgan Stanley and Co. International	2.232%	Fixed	CPI	Maturity	USD	9,000,000	09/04/27	—	—	157,330	157,330
Morgan Stanley and Co. International	2.201%	Fixed	CPI	Maturity	USD	11,000,000	09/25/26	—	—	168,498	168,498
Total Appreciation										$7,295,413	$7,295,413

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.014%	Fixed	CPI	Maturity	USD	13,000,000	07/24/27	—	—	$(9,214)	$(9,214)
Citibank, N.A.	3.355%	Fixed	CPI	Maturity	USD	7,000,000	04/09/26	—	—	(19,345)	(19,345)
Citibank, N.A.	3.245%	Fixed	CPI	Maturity	USD	10,000,000	05/21/26	—	—	(1,781)	(1,781)
Citibank, N.A.	3.025%	Fixed	CPI	Maturity	USD	13,000,000	08/01/27	—	—	(11,438)	(11,438)
Total (Depreciation)										$(41,778)	$(41,778)
Total Appreciation (Depreciation)										$7,253,635	$7,253,635
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$344,591,950	—	$344,591,950
Commercial Paper	—	8,000,261	—	8,000,261
Investment Companies	$175,837	—	—	175,837
Total Investments in Securities	$175,837	$352,592,211	—	$352,768,048
Financial Instruments
Assets
Swap Agreements**	—	7,295,413	—	7,295,413
Liabilities
Swap Agreements**	—	(41,778)	—	(41,778)
Total Financial Instruments	—	$7,253,635	—	$7,253,635
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.8%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$66,052
Government National Mortgage Association, TBA
	6.000%, 08/01/55 TBA		49,824	50,491,541
Uniform Mortgage-Backed Security, TBA
	2.000%, 08/01/55 TBA		81,024	63,367,684
	2.500%, 08/01/55 TBA		74,663	61,165,863
	6.000%, 08/01/55 TBA		55,816	56,587,479
	6.500%, 08/01/55 TBA		24,212	24,972,554
TOTAL AGENCY OBLIGATIONS				256,651,173
BONDS — (83.3%)
AUSTRALIA — (6.0%)
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,737,187
	2.000%, 07/15/30	EUR	1,367	1,479,084
Australia & New Zealand Banking Group Ltd.
(r)	SOFR + 0.560%, FRN, 4.932%, 03/18/26		6,900	6,910,960
(r)	3M Euribor + 0.400%, FRN, 2.475%, 05/21/27	EUR	6,300	7,204,267
(r)Ω	SOFR + 0.850%, FRN, 5.218%, 12/16/29		4,850	4,900,052
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	1,072,358
	3.125%, 04/29/33	EUR	3,000	3,408,552
Commonwealth Bank of Australia
(r)	SOFR + 0.640%, FRN, 5.008%, 03/14/28		331	332,566
(r)	3M Swap + 0.950%, FRN, 4.758%, 08/17/28	AUD	3,780	2,450,011
Fortescue Treasury Pty. Ltd.
Ω	4.500%, 09/15/27		1,800	1,774,113
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Ω	5.875%, 04/15/30		700	$708,770
Ω	4.375%, 04/01/31		2,100	1,967,491
Ω	6.125%, 04/15/32		1,600	1,631,512
Glencore Funding LLC
Ω	2.500%, 09/01/30		510	458,899
Ω	2.850%, 04/27/31		1,880	1,691,886
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.986%, 06/11/27		5,000	5,015,920
(r)	3M Swap + 0.700%, FRN, 4.387%, 10/18/27	AUD	7,400	4,767,118
(r)Ω	SOFR + 0.600%, FRN, 4.983%, 10/26/27		2,280	2,286,345
(r)	3M Swap + 1.200%, FRN, 4.910%, 11/25/27	AUD	1,040	677,158
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	14,820	8,016,603
	2.000%, 03/08/33	AUD	8,000	4,315,266
	1.750%, 03/20/34	AUD	22,200	11,280,496
	4.250%, 02/20/36	AUD	4,900	2,970,910
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	9,700	5,129,903
	1.750%, 07/20/34	AUD	34,000	16,996,755
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	16,095,869
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,800	6,838,801
	2.250%, 09/15/33	AUD	6,000	3,226,154
	2.250%, 11/20/34	AUD	35,700	18,434,612
	2.000%, 09/17/35	AUD	21,100	10,320,451
	2.000%, 11/20/37	AUD	12,000	5,422,089
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	7,965,473
Westpac Banking Corp.
(r)	SOFR + 1.000%, FRN, 5.354%, 08/26/25		500	500,306
(r)	SOFR + 0.810%, FRN, 5.188%, 04/16/29		3,000	3,026,469

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.880%, FRN, 4.674%, 05/14/29	AUD	8,400	$5,428,112
	TOTAL AUSTRALIA			176,442,518
BELGIUM — (0.3%)
	Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	300	304,500
	Ministeries Van de Vlaamse Gemeenschap
	3.125%, 06/22/34	EUR	7,800	8,817,326
	TOTAL BELGIUM			9,121,826
CANADA — (11.3%)
	Bank of Nova Scotia
	2.450%, 02/02/32		10,891	9,464,977
	Canada Housing Trust No. 1
Ω	1.950%, 12/15/25	CAD	6,000	4,317,436
	Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	7,533,970
	CDP Financial, Inc.
	2.750%, 02/13/32	EUR	18,020	20,304,395
	CI Financial Corp.
	3.200%, 12/17/30		7,053	6,260,496
	City of Montreal
	3.150%, 12/01/36	CAD	10,000	6,446,810
CPPIB Capital, Inc.
	3.950%, 06/02/32	CAD	5,100	3,766,440
	1.500%, 03/04/33	EUR	4,100	4,195,494
	4.750%, 06/02/33	CAD	17,400	13,425,853
	4.300%, 06/02/34	CAD	9,500	7,067,956
	Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	525,697
	Magna International, Inc.
	4.375%, 03/17/32	EUR	1,720	2,065,977
	Methanex Corp.
	5.250%, 12/15/29		3,260	3,228,969
	OMERS Finance Trust
	3.250%, 01/28/35	EUR	10,000	11,324,825
	Ontario Teachers' Finance Trust
	1.850%, 05/03/32	EUR	3,252	3,452,805
Province of British Columbia
	6.500%, 01/15/26		93	93,752
	3.200%, 06/18/32	CAD	20,000	14,118,216
	4.150%, 06/18/34	CAD	29,700	21,857,451
	4.700%, 06/18/37	CAD	8,000	6,023,326
Province of Manitoba
	3.900%, 12/02/32	CAD	12,200	8,941,325
	3.800%, 06/02/33	CAD	14,100	10,199,197
	4.250%, 06/02/34	CAD	21,000	15,521,298
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Province of Ontario
3.750%, 06/02/32	CAD	15,000	$10,952,295
3.650%, 06/02/33	CAD	21,000	15,085,869
4.150%, 06/02/34	CAD	29,200	21,495,381
Province of Quebec
3.250%, 09/01/32	CAD	19,550	13,804,083
3.000%, 01/24/33	EUR	700	795,985
3.600%, 09/01/33	CAD	5,000	3,568,238
4.450%, 09/01/34	CAD	30,000	22,533,559
3.250%, 05/22/35	EUR	9,000	10,230,966
5.750%, 12/01/36	CAD	6,000	4,934,454
5.000%, 12/01/38	CAD	6,000	4,612,587
Province of Saskatchewan
3.300%, 05/08/34	EUR	5,000	5,730,946
PSP Capital, Inc.
3.250%, 07/02/34	EUR	5,000	5,718,062
Rogers Communications, Inc.
7.500%, 08/15/38		4,000	4,589,009
Royal Bank of Canada
3.875%, 05/04/32		4,000	3,815,976
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,754,757
6.800%, 05/15/38		2,028	2,179,224
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	13,200	14,377,948
3.200%, 03/10/32		600	546,021
3.129%, 08/03/32	EUR	2,000	2,258,364
TransCanada PipeLines Ltd.
5.600%, 03/31/34		1,000	1,011,381
6.100%, 06/01/40		1,000	1,018,840
TOTAL CANADA			331,150,610
DENMARK — (0.3%)
DSV Finance BV
3.375%, 11/06/32	EUR	4,037	4,639,138
Kommunekredit
0.000%, 11/17/29	EUR	300	308,126
Novo Nordisk Finance Netherlands BV
3.125%, 05/27/33	EUR	4,500	5,106,838
TOTAL DENMARK			10,054,102
FINLAND — (0.3%)
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	3,262	3,313,235
Nokia OYJ
4.375%, 06/12/27		350	346,904
6.625%, 05/15/39		682	692,602
Nordea Kiinnitysluottopankki OYJ
1.375%, 02/28/33	EUR	805	823,589

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (Continued)
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	2,750	$2,847,134
TOTAL FINLAND				8,023,464
FRANCE — (7.1%)
Aeroports de Paris SA
	3.500%, 03/20/33	EUR	3,900	4,492,463
Agence Francaise de Developpement EPIC
	3.500%, 02/25/33	EUR	5,100	5,933,189
	3.375%, 05/25/33	EUR	2,000	2,300,984
	1.500%, 10/31/34	EUR	9,000	8,751,646
	0.500%, 05/31/35	EUR	1,000	867,291
Agence France Locale
	3.000%, 08/20/32	EUR	16,200	18,356,379
	3.125%, 03/20/33	EUR	7,800	8,831,143
	3.125%, 03/20/34	EUR	2,300	2,584,933
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	5,062,829
	0.750%, 01/17/30	EUR	1,200	1,242,761
	1.250%, 06/03/30	EUR	1,700	1,781,335
	0.625%, 02/21/31	EUR	9,900	9,813,179
	1.125%, 01/19/32	EUR	2,700	2,681,432
BNP Paribas SA
	2.100%, 04/07/32	EUR	1,500	1,584,589
BPCE SA
#Ω	2.700%, 10/01/29		6,226	5,776,592
	2.375%, 04/26/32	EUR	1,400	1,522,172
Bpifrance SACA
	3.000%, 05/25/32	EUR	7,700	8,732,327
	3.375%, 05/25/34	EUR	2,500	2,855,039
Caisse d'Amortissement de la Dette Sociale
	2.750%, 11/25/32	EUR	5,000	5,598,860
Caisse des Depots et Consignations
	3.125%, 05/25/33	EUR	2,000	2,274,338
	3.125%, 05/25/35	EUR	7,000	7,804,147
Credit Agricole SA
	4.000%, 01/18/33	EUR	7,500	8,972,890
Electricite de France SA
Ω	3.625%, 10/13/25		40	39,892
	5.875%, 07/18/31	GBP	3,200	4,371,143
	6.125%, 06/02/34	GBP	1,500	2,040,585
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	47,250	40,958,735
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,743,202
LVMH Moet Hennessy Louis Vuitton SE
	3.375%, 02/05/30	EUR	100	117,256
	3.000%, 03/07/32	EUR	1,500	1,706,413
	3.125%, 11/07/32	EUR	2,100	2,403,303
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	7,000	$7,338,773
SFIL SA
	3.000%, 09/24/30	EUR	2,100	2,420,648
	3.250%, 11/25/30	EUR	2,000	2,322,701
SNCF Reseau
	1.875%, 03/30/34	EUR	5,400	5,437,478
Societe Generale SA
Ω	3.000%, 01/22/30		1,400	1,297,646
	4.250%, 11/16/32	EUR	1,000	1,221,206
Societe Nationale SNCF SACA
	3.125%, 05/25/34	EUR	2,000	2,235,861
UNEDIC ASSEO
	0.500%, 05/25/36	EUR	1,300	1,088,949
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	530,783
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,804,041
WEA Finance LLC
Ω	3.500%, 06/15/29		1,750	1,677,174
TOTAL FRANCE				207,576,307
GERMANY — (2.2%)
BASF SE
	3.750%, 06/29/32	EUR	8,400	9,883,444
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	900	989,919
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	26,005
Ω	5.500%, 07/30/35		877	868,168
Ω	4.625%, 06/25/38		5,000	4,427,526
Ω	3.600%, 07/15/42		3,000	2,081,664
BMW International Investment BV
	3.500%, 01/22/33	EUR	600	690,363
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	608,600
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	100	110,741
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	118,896
	3.875%, 09/28/33	EUR	4,800	5,743,593
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	3,051,228
E.ON SE
	4.000%, 01/16/40	EUR	3,000	3,448,988
Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	3,000	3,213,827

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		4,000	$3,826,687
Ω	2.375%, 02/16/31		8,100	6,973,288
HOWOGE Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	189,774
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	155,948
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	5,100	5,851,797
	3.375%, 02/22/37	EUR	1,800	2,031,260
State of Lower Saxony
	0.125%, 01/10/30	EUR	286	293,924
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	600	791,332
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	5,209,089
ZF North America Capital, Inc.
Ω	7.125%, 04/14/30		3,908	3,788,025
TOTAL GERMANY				64,374,086
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		19,800	18,406,846
IRELAND — (0.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,512,850
	3.850%, 10/29/41		1,000	797,472
TOTAL IRELAND				4,310,322
ITALY — (1.3%)
Enel Finance International NV
Ω	6.000%, 10/07/39		2,800	2,859,950
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		1,600	1,555,666
	2.500%, 01/15/30	GBP	3,850	4,618,874
	1.350%, 02/24/31	EUR	1,400	1,453,869
	5.625%, 03/08/33	EUR	500	650,767
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	5,159,150
	4.000%, 02/01/37	EUR	6,000	7,131,151
Snam SpA
	0.625%, 06/30/31	EUR	7,000	6,958,982
			Face Amount^	Value†
			(000)

ITALY — (Continued)
	UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	$7,706,256
	TOTAL ITALY			38,094,665
JAPAN — (6.7%)
Japan Government Ten Year Bonds
	0.200%, 09/20/32	JPY	2,480,000	15,250,027
	0.400%, 06/20/33	JPY	2,340,000	14,430,414
	Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	1,440,000	10,306,027
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	1,500,000	10,009,516
	1.400%, 09/20/34	JPY	2,700,000	17,779,178
	1.200%, 09/20/35	JPY	3,550,000	22,694,340
	0.400%, 03/20/36	JPY	4,630,000	26,989,093
	0.600%, 09/20/37	JPY	2,200,000	12,643,143
	0.600%, 12/20/37	JPY	2,915,000	16,651,454
	0.500%, 12/20/41	JPY	2,268,000	11,397,302
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		4,600	4,215,334
	3.556%, 06/15/32	EUR	4,069	4,727,330
Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	923	954,824
	0.693%, 10/07/30	EUR	1,620	1,640,909
	2.096%, 04/08/32	EUR	2,850	3,023,584
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,789,962
	Nomura Holdings, Inc.
	3.103%, 01/16/30		4,878	4,540,992
	ORIX Corp.
	3.447%, 10/22/31	EUR	7,550	8,586,562
Sumitomo Mitsui Financial Group, Inc.
	3.040%, 07/16/29		4,750	4,491,449
	2.750%, 01/15/30		390	360,937
	TOTAL JAPAN			196,482,377
LUXEMBOURG — (0.2%)
	JAB Holdings BV
	1.000%, 07/14/31	EUR	800	796,298
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	5,009,808
	1.625%, 06/17/32	EUR	1,000	1,015,321
	TOTAL LUXEMBOURG			6,821,427
NETHERLANDS — (2.1%)
BNG Bank NV
	1.600%, 11/27/30	AUD	3,000	1,679,052
	0.010%, 10/05/32	EUR	4,463	4,180,429
	0.125%, 04/19/33	EUR	3,200	2,973,644

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
(r)	SOFR + 0.900%, FRN, 5.247%, 10/05/26		1,340	$1,350,437
(r)	SOFR + 0.890%, FRN, 5.234%, 10/17/29		5,100	5,123,227
	5.250%, 05/24/41		255	249,902
Enexis Holding NV
	0.625%, 06/17/32	EUR	13,140	12,688,049
	3.250%, 04/09/33	EUR	27,976	32,109,468
Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,790,809
TOTAL NETHERLANDS				62,145,017
NEW ZEALAND — (0.5%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	3,200	1,860,575
	2.750%, 04/15/37	NZD	27,300	13,223,293
TOTAL NEW ZEALAND				15,083,868
NORWAY — (0.6%)
Aker BP ASA
Ω	6.000%, 06/13/33		1,000	1,028,542
Ω	5.125%, 10/01/34		2,966	2,847,710
Equinor ASA
	1.375%, 05/22/32	EUR	9,200	9,370,422
	1.625%, 11/09/36	EUR	4,500	4,202,386
TOTAL NORWAY				17,449,060
SPAIN — (0.4%)
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	338,045
Naturgy Finance Iberia SA
	3.625%, 10/02/34	EUR	4,600	5,229,380
Telefonica Emisiones SA
	7.045%, 06/20/36		4,530	5,018,769
Telefonica Europe BV
	8.250%, 09/15/30		500	574,557
TOTAL SPAIN				11,160,751
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.9%)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	100	101,354
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 4.671%, 02/20/28		1,200	$1,201,268
(r)	SOFR + 0.300%, FRN, 4.641%, 02/16/29		2,100	2,097,905
European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	58,429
	2.625%, 05/07/30	EUR	600	688,640
European Investment Bank
	4.000%, 04/15/30	EUR	300	365,540
European Union
	1.625%, 12/04/29	EUR	300	331,520
Inter-American Development Bank
(r)	SOFR + 0.370%, FRN, 4.716%, 08/01/29		3,432	3,434,739
(r)	SOFR + 0.390%, FRN, 4.737%, 03/13/30		11,100	11,095,479
International Finance Corp.
	1.250%, 02/06/31	AUD	3,000	1,645,467
	1.500%, 04/15/35	AUD	10,100	4,810,630
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				25,830,971
SWEDEN — (0.1%)
Investor AB
	0.375%, 10/29/35	EUR	1,000	840,632
Svensk Exportkredit AB
	3.375%, 08/30/30	EUR	2,000	2,351,734
TOTAL SWEDEN				3,192,366
SWITZERLAND — (0.7%)
Tyco Electronics Group SA
	3.250%, 01/31/33	EUR	3,500	3,979,277
UBS Group AG
	0.875%, 11/03/31	EUR	17,900	17,739,338
	0.625%, 02/24/33	EUR	200	186,459
TOTAL SWITZERLAND				21,905,074
UNITED KINGDOM — (2.0%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	259,494
Ω	5.500%, 08/11/32		1,000	1,013,034
Ω	5.950%, 10/15/33		5,000	5,188,445

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Barclays PLC
	3.250%, 01/17/33	GBP	7,500	$8,615,394
	BAT Capital Corp.
	2.726%, 03/25/31		3,600	3,233,374
BAT International Finance PLC
	3.125%, 03/06/29	EUR	1,400	1,614,360
	2.250%, 01/16/30	EUR	6,500	7,179,697
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	4,893,620
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,500	1,801,144
	CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	2,057,491
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	2,550	2,783,166
	HSBC Holdings PLC
	4.950%, 03/31/30		1,600	1,625,521
	Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	2,000	2,267,865
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	4,584,844
	4.275%, 01/16/35	EUR	500	593,847
	Rolls-Royce PLC
Ω	3.625%, 10/14/25		3,000	2,982,450
	Segro PLC
	3.500%, 09/24/32	EUR	1,900	2,163,020
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	4,419,736
	Vodafone Group PLC
	6.150%, 02/27/37		1,772	1,891,748
	TOTAL UNITED KINGDOM			59,168,252
UNITED STATES — (39.5%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		209	177,716
Ω	2.500%, 02/10/41		5,400	3,620,404
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		700	634,747
#	3.500%, 03/15/32		2,600	2,221,138
	Aetna, Inc.
	6.750%, 12/15/37		700	755,166
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30		3,100	2,897,824
	Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	8,547,997
	Aircastle Ltd.
	4.250%, 06/15/26		500	498,052
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Allstate Corp.
	5.950%, 04/01/36		600	$635,313
Ally Financial, Inc.
	8.000%, 11/01/31		7,775	8,783,627
Alphabet, Inc.
	3.000%, 05/06/33	EUR	10,789	12,304,739
Altria Group, Inc.
	3.125%, 06/15/31	EUR	4,118	4,639,467
	2.450%, 02/04/32		612	527,019
	5.800%, 02/14/39		3,000	3,031,898
	3.400%, 02/04/41		2,000	1,485,192
	4.500%, 05/02/43		1,000	829,972
American Assets Trust LP
	6.150%, 10/01/34		5,000	4,995,099
American Honda Finance Corp.
	3.950%, 03/19/32	EUR	2,800	3,302,382
American National Group, Inc.
Ω	6.144%, 06/13/32		5,000	5,120,643
American Tower Corp.
	0.875%, 05/21/29	EUR	1,000	1,062,797
	0.950%, 10/05/30	EUR	2,000	2,060,122
	1.000%, 01/15/32	EUR	3,247	3,205,709
	4.050%, 03/15/32		2,725	2,610,407
Amgen, Inc.
	3.350%, 02/22/32		255	236,007
	3.150%, 02/21/40		2,000	1,532,774
	4.950%, 10/01/41		1,500	1,374,271
APA Corp.
Ω	6.000%, 01/15/37		500	453,639
Ω	4.750%, 04/15/43		4,828	3,582,268
Apple, Inc.
	3.000%, 06/20/27		64	62,780
ARES Capital Corp.
	3.200%, 11/15/31		3,700	3,235,437
	5.800%, 03/08/32		1,000	998,300
Arizona Public Service Co.
	2.200%, 12/15/31		500	427,216
	5.050%, 09/01/41		700	637,147
Ashland, Inc.
Ω	3.375%, 09/01/31		12,070	10,627,687
Assurant, Inc.
	2.650%, 01/15/32		4,450	3,828,684
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,463	1,654,605
	3.550%, 12/17/32	EUR	1,500	1,735,937
	2.550%, 12/01/33		181	150,915
	4.850%, 03/01/39		1,700	1,596,144
	3.500%, 06/01/41		4,355	3,405,740
	4.300%, 12/15/42		3,500	2,948,369
AutoNation, Inc.
	2.400%, 08/01/31		7,300	6,267,116
	3.850%, 03/01/32		8,000	7,356,459
Avnet, Inc.
	4.625%, 04/15/26		65	64,876
	3.000%, 05/15/31		555	496,481

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Ball Corp.
	2.875%, 08/15/30		5,865	$5,268,473
	Bank of America Corp.
	5.875%, 02/07/42		3,200	3,337,732
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	1,300	1,399,872
	Belo Corp.
	7.250%, 09/15/27		1,000	1,030,632
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	87,019
	2.000%, 03/18/34	EUR	6,500	6,692,740
	2.375%, 06/19/39	GBP	15,000	13,651,429
	4.300%, 05/15/43		3,300	2,880,478
Berkshire Hathaway, Inc.
	0.440%, 09/13/29	JPY	2,020,000	12,771,329
	0.437%, 04/15/31	JPY	2,050,000	12,472,128
	0.472%, 01/23/32	JPY	1,100,000	6,615,592
	Black Hills Corp.
	4.350%, 05/01/33		2,250	2,120,602
	Blackrock, Inc.
	4.750%, 05/25/33		5,000	5,013,829
	Block, Inc.
	3.500%, 06/01/31		9,932	9,102,263
	Blue Owl Finance LLC
	6.250%, 04/18/34		3,200	3,296,374
	Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,540,631
	Boeing Co.
	2.950%, 02/01/30		500	464,334
	Booking Holdings, Inc.
	4.750%, 11/15/34	EUR	5,000	6,241,155
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,588,440
	Boston Properties LP
	2.450%, 10/01/33		3,000	2,406,170
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	4,000	4,443,503
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	750,413
	Bristol-Myers Squibb Co.
#	4.125%, 06/15/39		4,200	3,706,219
	Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	2,227,500
Broadcom, Inc.
	4.300%, 11/15/32		750	724,929
Ω	3.419%, 04/15/33		1,000	904,616
Ω	3.137%, 11/15/35		205	172,071
Ω	3.500%, 02/15/41		14,600	11,553,583
	Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	6,560,345
	Brown & Brown, Inc.
	4.500%, 03/15/29		800	796,121
Brunswick Corp.
#	2.400%, 08/18/31		2,700	2,303,179
	4.400%, 09/15/32		10,000	9,339,062
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Buckeye Partners LP
	3.950%, 12/01/26		87	$85,536
Capital One Financial Corp.
	1.650%, 06/12/29	EUR	8,515	9,273,729
Carrier Global Corp.
	3.625%, 01/15/37	EUR	3,000	3,382,625
CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,804,924
Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	2,074,684
CF Industries, Inc.
	4.950%, 06/01/43		2,500	2,218,364
	5.375%, 03/15/44		2,000	1,866,282
Chemours Co.
	5.375%, 05/15/27		1,600	1,567,422
Chevron USA, Inc.
	5.250%, 11/15/43		5,300	5,170,402
Choice Hotels International, Inc.
	3.700%, 12/01/29		700	662,280
Cigna Group
	4.800%, 08/15/38		7,336	6,807,905
Citigroup, Inc.
	8.125%, 07/15/39		3,400	4,251,793
	5.875%, 01/30/42		4,000	4,135,587
CMS Energy Corp.
	3.600%, 11/15/25		37	36,814
	3.000%, 05/15/26		58	57,335
CNO Financial Group, Inc.
	5.250%, 05/30/29		1,460	1,472,576
Comcast Corp.
	0.750%, 02/20/32	EUR	700	684,742
	3.250%, 11/01/39		3,780	2,943,147
Conagra Brands, Inc.
	5.300%, 11/01/38		8,000	7,531,728
Consolidated Edison Co. of New York, Inc.
	5.500%, 12/01/39		1,905	1,908,546
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,594,689
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	3,015,710
Ω	2.875%, 04/01/32		3,000	2,535,429
COPT Defense Properties LP
	2.750%, 04/15/31		2,000	1,772,041
	2.900%, 12/01/33		2,875	2,380,532
Cox Communications, Inc.
Ω	4.800%, 02/01/35		8,000	7,411,507
Ω	8.375%, 03/01/39		2,225	2,633,737
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	1,143,622
CVS Health Corp.
	3.250%, 08/15/29		300	284,231
	6.125%, 09/15/39		8,249	8,392,906

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.125%, 04/01/40		2,425	$2,016,900
	6.000%, 06/01/44		1,000	984,931
Dell, Inc.
	6.500%, 04/15/38		3,500	3,738,518
Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	4,543,107
Devon Energy Corp.
	5.600%, 07/15/41		1,197	1,112,537
	4.750%, 05/15/42		1,000	839,932
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32		12,700	11,401,987
Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	1,070,661
Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,350,570
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,876,445
	4.250%, 10/01/34		1,055	949,600
DPL, Inc.
	4.350%, 04/15/29		5,029	4,904,324
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,695,622
	3.300%, 06/15/41		1,250	935,162
Eagle Materials, Inc.
	2.500%, 07/01/31		100	88,343
Eastman Chemical Co.
	4.650%, 10/15/44		5,000	4,224,588
Elevance Health, Inc.
	4.625%, 05/15/42		1,000	871,559
	4.650%, 01/15/43		2,000	1,735,385
Enbridge Energy Partners LP
	5.500%, 09/15/40		234	226,411
Energy Transfer LP
	5.800%, 06/15/38		369	368,535
	6.500%, 02/01/42		8,000	8,341,668
Entergy Corp.
	2.800%, 06/15/30		1,600	1,472,751
EPR Properties
	4.950%, 04/15/28		1,500	1,500,140
	3.750%, 08/15/29		7,600	7,218,542
	3.600%, 11/15/31		6,000	5,418,965
EQT Corp.
Ω	4.750%, 01/15/31		3,500	3,447,961
Equifax, Inc.
	3.250%, 06/01/26		900	888,530
	3.100%, 05/15/30		800	745,622
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	35,740	34,956,862
	1.408%, 06/26/39	EUR	8,000	6,656,087
	2.995%, 08/16/39		200	154,979
F&G Annuities & Life, Inc.
	6.250%, 10/04/34		4,600	4,575,967
FedEx Corp.
Ω	0.950%, 05/04/33	EUR	3,900	3,626,071
Ω	4.900%, 01/15/34		600	580,337
Ω	4.100%, 04/15/43		3,000	2,325,883
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	$2,714,510
	2.450%, 03/15/31		2,350	2,040,422
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,263,723
	2.950%, 05/21/39	EUR	1,000	1,017,269
	3.100%, 03/01/41		39	28,517
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	10,991,131
	3.000%, 07/01/31	GBP	2,000	2,384,394
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,100	1,015,937
Flex Ltd.
	4.875%, 06/15/29		549	551,646
	4.875%, 05/12/30		10,200	10,203,465
Flowserve Corp.
	3.500%, 10/01/30		300	282,346
	2.800%, 01/15/32		13,730	11,994,991
	FMC Corp.
	5.650%, 05/18/33		1,500	1,477,885
Ford Motor Co.
	3.250%, 02/12/32		1,000	847,219
	4.750%, 01/15/43		1,000	775,023
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		500	499,954
	5.113%, 05/03/29		301	294,460
	4.000%, 11/13/30		613	562,655
	3.625%, 06/17/31		1,000	888,535
	6.500%, 02/07/35		7,000	6,980,872
	Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	467,266
	Fox Corp.
	5.476%, 01/25/39		10,014	9,749,876
	Freeport-McMoRan, Inc.
	5.450%, 03/15/43		5,000	4,711,131
GATX Corp.
	3.500%, 03/15/28		500	486,919
	3.500%, 06/01/32		316	287,393
	General Mills, Inc.
	3.850%, 04/23/34	EUR	2,700	3,121,709
General Motors Co.
	6.125%, 10/01/25		1,250	1,251,532
	5.150%, 04/01/38		1,000	930,001
General Motors Financial Co., Inc.
	3.600%, 06/21/30		1,000	939,467
	2.700%, 06/10/31		2,500	2,192,505
	3.100%, 01/12/32		1,000	882,523
	Gilead Sciences, Inc.
	5.650%, 12/01/41		5,700	5,757,330
	Global Payments, Inc.
	2.900%, 05/15/30		2,900	2,646,146

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		500	$504,596
	3.250%, 01/15/32		500	442,283
Goldman Sachs Group, Inc.
	0.750%, 03/23/32	EUR	6,379	6,257,692
Goodyear Tire & Rubber Co.
	4.875%, 03/15/27		2,739	2,727,206
Graphic Packaging International LLC
Ω	3.500%, 03/15/28		879	836,433
Ω	3.750%, 02/01/30		4,540	4,243,114
Halliburton Co.
	2.920%, 03/01/30		300	278,814
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,391,823
	5.100%, 05/15/44		1,000	866,349
HAT Holdings I LLC/HAT Holdings II LLC
#Ω	3.750%, 09/15/30		9,400	8,543,399
HCA, Inc.
	7.500%, 11/06/33		273	309,593
	4.375%, 03/15/42		2,600	2,166,381
Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,365,268
Hess Corp.
	5.600%, 02/15/41		5,500	5,566,728
Home Depot, Inc.
	4.200%, 04/01/43		600	508,063
Howmet Aerospace, Inc.
	5.950%, 02/01/37		500	529,964
HP, Inc.
	5.500%, 01/15/33		2,000	2,038,044
#	6.000%, 09/15/41		10,400	10,479,671
Huntsman International LLC
	4.500%, 05/01/29		4,750	4,514,644
#	5.700%, 10/15/34		5,000	4,607,839
Hyatt Hotels Corp.
	4.375%, 09/15/28		900	891,705
Intel Corp.
	4.600%, 03/25/40		1,200	1,028,606
	2.800%, 08/12/41		1,657	1,089,358
	5.625%, 02/10/43		11,900	11,095,024
Intercontinental Exchange, Inc.
	2.650%, 09/15/40		2,611	1,881,774
International Business Machines Corp.
	0.650%, 02/11/32	EUR	5,000	4,871,301
	2.850%, 05/15/40		1,500	1,098,535
Interstate Power & Light Co.
	5.700%, 10/15/33		500	517,935
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	$848,855
2.700%, 01/15/34		2,100	1,733,525
Jabil, Inc.
3.600%, 01/15/30		1,483	1,411,165
Jackson Financial, Inc.
3.125%, 11/23/31		1,671	1,480,929
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	782,852
Jefferies Financial Group, Inc.
4.850%, 01/15/27		57	57,267
2.625%, 10/15/31		1,200	1,046,089
2.750%, 10/15/32		3,200	2,719,745
John Deere Capital Corp., SOFR + 0.790%, FRN
(r) 5.135%, 06/08/26		5,000	5,016,496
Johnson & Johnson
2.450%, 03/01/26		38	37,567
2.950%, 03/03/27		100	98,328
JPMorgan Chase & Co.
5.500%, 10/15/40		2,700	2,731,788
5.600%, 07/15/41		11,700	11,971,879
5.400%, 01/06/42		1,800	1,794,137
Juniper Networks, Inc.
3.750%, 08/15/29		3,200	3,098,858
2.000%, 12/10/30		750	649,883
KB Home
# 4.000%, 06/15/31		2,315	2,124,964
Kemper Corp.
2.400%, 09/30/30		4,800	4,210,085
3.800%, 02/23/32		3,500	3,182,127
Kilroy Realty LP
2.500%, 11/15/32		10,500	8,468,367
2.650%, 11/15/33		2,000	1,585,084
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		4,500	4,953,171
5.000%, 08/15/42		1,000	891,632
5.000%, 03/01/43		6,900	6,163,494
Kroger Co.
6.900%, 04/15/38		1,500	1,677,303
Kyndryl Holdings, Inc.
4.100%, 10/15/41		15,500	12,160,962
Las Vegas Sands Corp.
3.900%, 08/08/29		2,221	2,119,324
6.200%, 08/15/34		4,500	4,614,219
Lazard Group LLC
4.500%, 09/19/28		1,800	1,792,208
Lear Corp.
4.250%, 05/15/29		500	490,677
Liberty Mutual Group, Inc.
4.625%, 12/02/30	EUR	2,000	2,413,637
Lincoln National Corp.
3.050%, 01/15/30		1,764	1,649,708
6.300%, 10/09/37		3,550	3,692,535

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	7.000%, 06/15/40		800	$879,406
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	6,588,485
Markel Group, Inc.
	3.350%, 09/17/29		4,300	4,122,950
Marriott International, Inc.
	4.000%, 04/15/28		5,901	5,836,844
	5.500%, 04/15/37		2,000	1,996,700
Meta Platforms, Inc.
	4.950%, 05/15/33		7,770	7,915,087
	4.750%, 08/15/34		259	258,003
MetLife, Inc.
	6.500%, 12/15/32		281	312,958
	5.375%, 07/15/33		200	207,784
MGM Resorts International
	4.625%, 09/01/26		2,693	2,682,706
Micron Technology, Inc.
	2.703%, 04/15/32		500	433,547
	3.366%, 11/01/41		1,500	1,111,701
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		500	451,487
Ω	3.875%, 05/15/32		7,850	6,852,947
Molson Coors Beverage Co.
	5.000%, 05/01/42		4,600	4,182,400
Morgan Stanley
	6.375%, 07/24/42		3,527	3,867,977
MPLX LP
	4.500%, 04/15/38		3,500	3,089,751
Nasdaq, Inc.
	0.900%, 07/30/33	EUR	1,000	936,407
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,452,580
Nestle Finance International Ltd.
	5.125%, 12/07/38	GBP	631	814,193
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,904,314
NIKE, Inc.
	3.250%, 03/27/40		6,277	4,953,416
Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	722,804
Nordstrom, Inc.
	4.000%, 03/15/27		500	489,146
#	4.375%, 04/01/30		2,300	2,085,451
#	4.250%, 08/01/31		3,300	2,859,357
NOV, Inc.
#	3.600%, 12/01/29		1,600	1,533,012
Novartis Capital Corp.
	3.700%, 09/21/42		200	161,717
Nucor Corp.
	3.125%, 04/01/32		2,300	2,088,623
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
NuStar Logistics LP
5.625%, 04/28/27		432	$434,188
Omnicom Group, Inc.
4.200%, 06/01/30		300	293,678
OneMain Finance Corp.
7.125%, 03/15/26		1,742	1,763,669
ONEOK, Inc.
4.350%, 03/15/29		873	864,505
6.350%, 01/15/31		1,200	1,278,746
Oracle Corp.
3.800%, 11/15/37		2,000	1,696,853
6.125%, 07/08/39		1,400	1,457,195
3.600%, 04/01/40		3,000	2,367,809
5.375%, 07/15/40		1,100	1,058,643
3.650%, 03/25/41		9,000	7,036,357
Owens Corning
3.500%, 02/15/30		9,800	9,347,009
Paramount Global
7.875%, 07/30/30		2,013	2,242,278
4.950%, 01/15/31		500	487,583
# 4.200%, 05/19/32		3,000	2,750,558
5.500%, 05/15/33		400	389,886
6.875%, 04/30/36		2,000	2,081,028
5.850%, 09/01/43		3,000	2,663,527
Pfizer, Inc.
3.900%, 03/15/39		400	345,965
Philip Morris International, Inc.
0.800%, 08/01/31	EUR	4,700	4,631,359
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	4,715,952
2.750%, 04/01/32		4,600	3,848,393
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/36		800	858,688
6.650%, 01/15/37		1,700	1,835,424
4.300%, 01/31/43		534	422,887
PPG Industries, Inc.
3.250%, 03/04/32	EUR	2,311	2,624,560
Principal Financial Group, Inc.
6.050%, 10/15/36		500	530,885
4.625%, 09/15/42		1,000	884,267
Prologis Euro Finance LLC
0.625%, 09/10/31	EUR	1,493	1,462,328
0.500%, 02/16/32	EUR	11,500	11,076,505
Prudential Financial, Inc.
3.000%, 03/10/40		400	301,715
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	663,933
Public Storage Operating Co.
0.875%, 01/24/32	EUR	9,400	9,251,250
PulteGroup, Inc.
6.000%, 02/15/35		800	832,654

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Rayonier LP
	2.750%, 05/17/31		3,185	$2,824,402
Realty Income Corp.
	5.875%, 03/15/35		156	162,249
Rockies Express Pipeline LLC
Ω	7.500%, 07/15/38		1,000	1,028,789
Royalty Pharma PLC
	2.150%, 09/02/31		1,600	1,370,787
	3.300%, 09/02/40		2,900	2,174,938
RTX Corp.
	4.450%, 11/16/38		1,000	917,505
	4.500%, 06/01/42		3,000	2,649,378
Sabra Health Care LP
	3.900%, 10/15/29		7,230	6,877,448
	3.200%, 12/01/31		3,658	3,257,930
Seagate Data Storage Technology Pte. Ltd.
Ω	4.091%, 06/01/29		900	860,054
Ω	4.125%, 01/15/31		9,500	8,384,391
Ω	5.750%, 12/01/34		2,800	2,633,540
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,553,425
Ω	6.875%, 07/15/33		8,692	9,291,487
Selective Insurance Group, Inc.
	5.900%, 04/15/35		2,500	2,543,770
Sempra
	3.800%, 02/01/38		1,253	1,035,528
	6.000%, 10/15/39		2,000	2,012,380
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,784,516
Shell Finance U.S., Inc.
	4.550%, 08/12/43		1,500	1,314,764
Shell International Finance BV
	1.875%, 04/07/32	EUR	3,200	3,372,815
	1.250%, 11/11/32	EUR	8,560	8,511,145
	5.500%, 03/25/40		5,800	5,847,552
	3.625%, 08/21/42		12,200	9,534,154
Simon Property Group LP
	2.650%, 07/15/30		6,864	6,311,014
	2.250%, 01/15/32		100	86,231
Spectra Energy Partners LP
	4.500%, 03/15/45		2,000	1,655,837
State Street Bank & Trust Co., SOFR + 0.460%, FRN
(r)	4.803%, 11/25/26		4,000	4,002,616
Steelcase, Inc.
	5.125%, 01/18/29		542	533,862
Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	674,588
Ω	6.450%, 03/18/35		3,000	3,002,508
Store Capital LLC
	4.625%, 03/15/29		200	196,835
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Tanger Properties LP
	2.750%, 09/01/31		1,000	$874,245
	Tapestry, Inc.
#	3.050%, 03/15/32		1,800	1,604,037
	Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,402,369
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	100,711
Ω	5.750%, 01/15/28		5,000	5,041,541
Ω	5.125%, 08/01/30		650	641,665
	TC PipeLines LP
	3.900%, 05/25/27		2,000	1,977,659
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,807,564
	Textron, Inc.
	2.450%, 03/15/31		350	310,655
	Timken Co.
	4.125%, 04/01/32		600	563,883
	T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	5,919,236
	Travelers Cos., Inc.
	5.350%, 11/01/40		500	498,453
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		7,011	5,922,129
	U.S. Cellular Corp.
	6.700%, 12/15/33		800	839,908
	Under Armour, Inc.
	3.250%, 06/15/26		6,250	6,147,794
	United Parcel Service, Inc.
	4.875%, 11/15/40		255	237,101
UnitedHealth Group, Inc.
	3.500%, 08/15/39		5,300	4,235,789
	2.750%, 05/15/40		3,000	2,144,899
Unum Group
	3.875%, 11/05/25		23	22,931
	4.000%, 06/15/29		1,100	1,076,858
	5.750%, 08/15/42		125	121,335
Verizon Communications, Inc.
	2.355%, 03/15/32		53	45,565
	4.750%, 02/17/34	GBP	1,500	1,907,887
	3.400%, 03/22/41		5,000	3,855,026
	VF Corp.
	2.950%, 04/23/30		2,166	1,835,991
	Viatris, Inc.
	3.850%, 06/22/40		12,500	9,170,509
	Visa, Inc.
	3.125%, 05/15/33	EUR	22,200	25,421,455
	Vontier Corp.
	2.950%, 04/01/31		12,875	11,572,911
	Vornado Realty LP
	3.400%, 06/01/31		3,100	2,718,401
	Voya Financial, Inc.
	5.700%, 07/15/43		500	486,072

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Walgreens Boots Alliance, Inc.
	2.125%, 11/20/26	EUR	2,700	$3,062,245
	Walmart, Inc.
	4.875%, 07/08/40		6,244	6,160,897
	Walt Disney Co.
	6.400%, 12/15/35		300	336,334
Wells Fargo & Co.
	0.625%, 03/25/30	EUR	1,016	1,042,548
	0.625%, 08/14/30	EUR	3,461	3,507,314
	Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.418%, 12/11/26		4,000	4,036,247
Western Digital Corp.
	4.750%, 02/15/26		212	211,359
	2.850%, 02/01/29		4,800	4,460,434
	Western Midstream Operating LP
	5.450%, 04/01/44		2,000	1,741,317
Westlake Corp.
	1.625%, 07/17/29	EUR	6,000	6,456,565
	3.375%, 06/15/30		500	470,422
	Weyerhaeuser Co.
	7.375%, 03/15/32		254	287,392
	Williams Cos., Inc.
	5.400%, 03/04/44		4,200	3,935,592
	WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,627,948
	WRKCo, Inc.
	4.200%, 06/01/32		2,150	2,059,261
	XPLR Infrastructure Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,549,983
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	3,819,272
	3.625%, 03/15/31		2,470	2,276,651
	TOTAL UNITED STATES			1,160,833,934
	TOTAL BONDS			2,447,627,843
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (6.8%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.170%, FRN, 4.451%, 10/31/25	39,000	$39,015,023
(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26	56,000	56,055,397
(r)	3M USTMMR + 0.150%, FRN, 4.431%, 04/30/26	56,000	56,043,214
(r)	3M USTMMR + 0.182%, FRN, 4.463%, 07/31/26	31,000	31,032,829
(r)	3M USTMMR + 0.098%, FRN, 4.379%, 01/31/27	18,000	17,996,488
TOTAL U.S. TREASURY OBLIGATIONS			200,142,951
TOTAL INVESTMENT SECURITIES (Cost $2,981,541,665)			2,904,421,967

		Shares
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	2,901,378	33,560,234
TOTAL INVESTMENTS — (100.0%)
(Cost $3,015,100,635)^^			$2,937,982,201
As of July 31, 2025, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	72,582,149	EUR	61,764,146	State Street Bank and Trust	08/01/25	$2,096,938
USD	57,042,469	EUR	49,411,646	Citibank, N.A.	08/15/25	612,950
USD	2,847,454	EUR	2,465,362	Royal Bank of Canada	08/15/25	31,939
USD	13,678,125	EUR	11,820,626	Societe Generale	08/15/25	178,631
USD	13,816,628	EUR	11,909,725	State Street Bank and Trust	08/15/25	215,379
USD	12,029,195	EUR	10,369,388	UBS AG	08/15/25	187,057
USD	44,959,579	CAD	60,789,006	Citibank, N.A.	08/19/25	1,049,175

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	21,616,480	EUR	18,827,333	HSBC Bank	08/25/25	$100,837
USD	3,352,877	EUR	2,920,346	Royal Bank of Canada	08/25/25	15,542
USD	36,768,585	EUR	31,917,592	State Street Bank and Trust	08/25/25	293,556
USD	14,727,757	EUR	12,723,855	UBS AG	08/25/25	187,094
USD	8,148,818	EUR	6,950,027	Australia and New Zealand Bank	08/28/25	204,830
USD	74,972,662	EUR	63,258,295	HSBC Bank	08/28/25	2,667,453
USD	20,465,336	EUR	17,337,163	UBS AG	08/28/25	648,691
USD	15,662,379	NZD	25,579,074	Australia and New Zealand Bank	08/29/25	580,412
USD	2,804,395	EUR	2,388,496	Goldman Sachs Capital Markets L.P.	08/29/25	74,126
USD	86,420,151	EUR	73,543,662	HSBC Bank	08/29/25	2,353,022
USD	5,484,123	EUR	4,643,904	State Street Bank and Trust	08/29/25	175,716
USD	1,523,850	EUR	1,303,035	UBS AG	08/29/25	34,362
USD	52,034,260	CAD	70,735,946	Royal Bank of Canada	09/05/25	896,182
USD	4,090,683	CAD	5,584,025	State Street Bank and Trust	09/05/25	53,749
USD	52,638,416	CAD	71,864,282	Citibank, N.A.	09/09/25	674,464
USD	649,610	GBP	478,737	Societe Generale	09/09/25	17,144
USD	12,287,560	CAD	16,827,567	Societe Generale	09/09/25	119,806
USD	52,945,198	JPY	7,609,390,290	Royal Bank of Canada	09/11/25	2,271,335
USD	1,639,822	AUD	2,501,609	Australia and New Zealand Bank	09/15/25	30,934
USD	78,430,094	JPY	11,587,888,809	HSBC Bank	09/19/25	1,192,927
USD	75,142,009	EUR	64,606,687	Royal Bank of Canada	09/19/25	1,188,111
USD	14,598,659	EUR	12,482,426	UBS AG	09/19/25	310,292
USD	95,744,920	EUR	81,523,115	Citibank, N.A.	09/22/25	2,408,681
USD	177,211	NZD	291,910	Citibank, N.A.	09/25/25	4,929
USD	21,063,310	GBP	15,470,081	State Street Bank and Trust	09/25/25	622,396
USD	74,080,191	JPY	10,881,654,016	UBS AG	09/26/25	1,493,567
USD	71,500,399	EUR	61,764,146	UBS AG	09/30/25	748,971
USD	15,228,062	GBP	11,180,296	HSBC Bank	10/07/25	453,613
USD	10,427,504	EUR	9,084,517	HSBC Bank	10/14/25	11,556
USD	44,670,059	AUD	67,890,847	Royal Bank of Canada	10/14/25	982,296
USD	17,450,128	EUR	14,964,717	State Street Bank and Trust	10/14/25	292,174
USD	15,614,989	GBP	11,640,808	Royal Bank of Canada	10/16/25	230,805
USD	43,085,516	AUD	66,603,271	Royal Bank of Canada	10/17/25	223,794
USD	41,633,664	AUD	62,874,861	HSBC Bank	10/24/25	1,165,776
Total Appreciation						$27,101,212
EUR	61,764,146	USD	71,218,384	UBS AG	08/01/25	$(733,173)
USD	2,269,728	EUR	2,018,954	Bank of New York Mellon	08/12/25	(35,516)
USD	1,697,292	AUD	2,642,267	Bank of New York Mellon	08/12/25	(914)
USD	71,651,782	EUR	64,208,634	Citibank, N.A.	08/12/25	(1,661,717)
USD	22,133,800	EUR	19,722,510	HSBC Bank	08/12/25	(385,386)
USD	19,622,947	EUR	17,315,725	Royal Bank of Canada	08/12/25	(148,170)
USD	8,011,988	AUD	12,573,012	UBS AG	08/12/25	(68,787)
USD	1,183,094	EUR	1,052,042	UBS AG	08/12/25	(18,129)
CAD	5,589,881	USD	4,107,754	Citibank, N.A.	08/14/25	(70,942)
USD	59,800,284	CAD	82,941,720	HSBC Bank	08/14/25	(97,253)
CAD	9,088,764	USD	6,587,812	State Street Bank and Trust	08/14/25	(24,233)
CAD	5,153,564	USD	3,765,391	HSBC Bank	08/19/25	(42,760)
USD	22,134,632	EUR	19,433,981	State Street Bank and Trust	08/25/25	(74,281)
NZD	267,993	USD	161,118	Citibank, N.A.	08/29/25	(3,104)
GBP	81,789	USD	109,790	Citibank, N.A.	09/09/25	(1,737)
JPY	1,283,992,499	USD	8,809,788	Australia and New Zealand Bank	09/19/25	(251,547)
GBP	566,078	USD	759,953	Citibank, N.A.	09/25/25	(11,984)
Total (Depreciation)						$(3,629,633)
Total Appreciation (Depreciation)						$23,471,579

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $208,777,653 or 7.7% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$256,651,173	—	$256,651,173
Bonds
Australia	—	176,442,518	—	176,442,518
Belgium	—	9,121,826	—	9,121,826
Canada	—	331,150,610	—	331,150,610
Denmark	—	10,054,102	—	10,054,102
Finland	—	8,023,464	—	8,023,464
France	—	207,576,307	—	207,576,307
Germany	—	64,374,086	—	64,374,086
Hong Kong	—	18,406,846	—	18,406,846
Ireland	—	4,310,322	—	4,310,322
Italy	—	38,094,665	—	38,094,665
Japan	—	196,482,377	—	196,482,377
Luxembourg	—	6,821,427	—	6,821,427
Netherlands	—	62,145,017	—	62,145,017
New Zealand	—	15,083,868	—	15,083,868
Norway	—	17,449,060	—	17,449,060
Spain	—	11,160,751	—	11,160,751
Supranational Organization Obligations	—	25,830,971	—	25,830,971
Sweden	—	3,192,366	—	3,192,366
Switzerland	—	21,905,074	—	21,905,074
United Kingdom	—	59,168,252	—	59,168,252
United States	—	1,160,833,934	—	1,160,833,934
U.S. Treasury Obligations	—	200,142,951	—	200,142,951
Securities Lending Collateral	—	33,560,234	—	33,560,234
Total Investments in Securities	—	$2,937,982,201	—	$2,937,982,201
Financial Instruments
Assets
Forward Currency Contracts**	—	27,101,212	—	27,101,212
Liabilities
Forward Currency Contracts**	—	(3,629,633)	—	(3,629,633)
Total Financial Instruments	—	$23,471,579	—	$23,471,579
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.1%)
BRAZIL — (3.0%)
*	Allianca Saude e Participacoes SA	2,000	$1,750
	Allied Tecnologia SA	18,800	23,200
	Allos SA	46,200	175,822
*	Allpark Empreendimentos Participacoes e Servicos SA	5,900	3,182
	Alupar Investimento SA	62,936	331,565
	Ambev SA (ABEV US), ADR	220,998	481,776
	Ambev SA (ABEV3 BZ)	9,200	20,472
*	Ambipar Participacoes e Empreendimentos SA	1,597	37,321
	Anima Holding SA	46,900	30,487
	Armac Locacao Logistica E Servicos SA	13,600	8,598
	Auren Energia SA	20,135	33,334
*	Automob Participacoes SA	3,042	6,030
	B3 SA - Brasil Bolsa Balcao	631,253	1,418,179
	Banco Bradesco SA (BBDC3 BZ)	184,029	440,391
	Banco BTG Pactual SA	141,692	990,152
	Banco do Brasil SA	226,772	797,816
	Banco Santander Brasil SA	216,126	1,020,120
	BB Seguridade Participacoes SA	95,054	572,067
	Bemobi Mobile Tech SA	13,617	49,584
*	Blau Farmaceutica SA	12,400	27,349
	Boa Safra Sementes SA	10,400	19,242
	BR Advisory Partners Participacoes SA	4,400	12,219
	Brisanet Servicos de Telecomunicacoes SA	21,500	10,098
	C&A Modas SA	42,650	125,447
	Caixa Seguridade Participacoes SA	82,288	202,504
	Camil Alimentos SA	8,542	6,926
	Centrais Eletricas Brasileiras SA	46,749	315,665
		Shares	Value»
BRAZIL — (Continued)
*	Cia Brasileira de Aluminio	33,667	$28,138
*	Cia Brasileira de Distribuicao	77,936	48,992
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	5,079	97,923
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	22,350	432,308
	Cia de Saneamento de Minas Gerais Copasa MG	43,700	201,817
	Cia De Sanena Do Parana (SAPR11 BZ)	39,700	241,764
	Cia De Sanena Do Parana (SAPR3 BZ)	21,300	29,024
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	11,964	21,655
	Cia Energetica de Minas Gerais (CMIG3 BZ)	107,341	282,176
	Cia Paranaense de Energia - Copel	117,192	231,054
	Cogna Educacao SA	632,876	311,943
	CPFL Energia SA	36,995	250,463
	Cruzeiro do Sul Educacional SA	22,000	19,919
	CSU Digital SA	3,600	11,373
	Cury Construtora e Incorporadora SA	67,099	352,777
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	106,577	466,693
Ω	Desktop SA	13,800	20,258
	Dexco SA	141,691	142,968
*	Diagnosticos da America SA	26,313	5,827
	Dimed SA Distribuidora da Medicamentos	22,448	36,481
	Direcional Engenharia SA	21,775	151,621
*	EcoRodovias Infraestrutura e Logistica SA	72,209	86,916

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Embraer SA (EMBR3 BZ)	187,474	$2,700,512
	Empreendimentos Pague Menos SA	20,589	14,450
	Energisa SA	87,081	710,078
	Engie Brasil Energia SA	45,896	327,281
	Equatorial Energia SA	198,797	1,209,564
	Even Construtora e Incorporadora SA	44,580	55,331
	Ez Tec Empreendimentos e Participacoes SA	40,196	98,560
	Fleury SA	79,367	203,395
	Fras-Le SA	12,652	53,346
#	Gerdau SA, Sponsored ADR	55,511	164,313
Ω	GPS Participacoes e Empreendimentos SA	50,542	127,809
	Grendene SA	41,217	37,098
	Grupo Mateus SA	96,585	126,433
	Grupo SBF SA	33,476	65,702
	Guararapes Confeccoes SA	19,565	27,009
*Ω	Hapvida Participacoes e Investimentos SA	70,426	415,924
*	Hidrovias do Brasil SA	73,786	46,647
	Hypera SA	64,437	295,859
	Iochpe Maxion SA	22,800	59,366
	Irani Papel e Embalagem SA	33,400	44,497
*	IRB-Brasil Resseguros SA	18,102	147,090
	JHSF Participacoes SA	91,696	84,334
	JSL SA	14,248	13,308
	Kepler Weber SA	41,740	52,328
	Klabin SA	429,675	1,427,250
	Lavvi Empreendimentos Imobiliarios SA	12,800	28,048
	Localiza Rent a Car SA	100,930	624,194
*	Log-in Logistica Intermodal SA	6,000	27,334
	Lojas Quero-Quero SA	65,757	28,419
	Lojas Renner SA	209,643	609,137
Ω	LWSA SA	53,671	36,231
	M Dias Branco SA	14,332	62,221
	Magazine Luiza SA	61,363	77,367
	Marcopolo SA	45,600	54,154
	Melnick Even Desenvolvimento Imobiliario SA	16,200	9,518
		Shares	Value»
BRAZIL — (Continued)
	Mills Locacao Servicos e Logistica SA	41,800	$83,980
	Motiva Infraestrutura de Mobilidade SA	305,757	672,173
	Moura Dubeux Engenharia SA	10,100	40,782
	Movida Participacoes SA	69,411	76,854
*	MRV Engenharia e Participacoes SA	111,580	118,563
	Multiplan Empreendimentos Imobiliarios SA	12,106	54,698
*	Natura Cosmeticos SA	145,248	234,231
	Neoenergia SA	60,609	265,294
*	Oceanpact Servicos Maritimos SA	15,900	17,293
	Odontoprev SA	106,697	228,845
*	Oncoclinicas do Brasil Servicos Medicos SA	12,800	12,458
*	Orizon Valorizacao de Residuos SA	4,050	34,695
	Pet Center Comercio e Participacoes SA	37,800	26,732
	Plano & Plano Desenvolvimento Imobiliario SA	12,079	28,043
	Porto Seguro SA	92,118	853,641
	Positivo Tecnologia SA	30,352	21,519
	Qualicorp Consultoria e Corretora de Seguros SA	72,400	21,075
	Raia Drogasil SA	359,301	864,317
Ω	Rede D'Or Sao Luiz SA	46,712	271,115
	Romi SA	17,940	25,567
	Rumo SA	22,700	67,051
	Santos Brasil Participacoes SA	89,891	223,943
	Sendas Distribuidora SA (ASAI US), ADR	2,192	18,413
	Sendas Distribuidora SA (ASAI3 BZ)	194,212	326,372
Ω	Ser Educacional SA	18,800	26,557
*	Serena Energia SA	85,508	180,956
	Simpar SA	101,351	77,648
	Smartfit Escola de Ginastica e Danca SA	23,883	88,374
	Suzano SA (SUZB3 BZ)	147,159	1,370,528
	SYN prop e tech SA	20,226	24,562
	Tegma Gestao Logistica SA	19,200	124,947

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
#	Telefonica Brasil SA (VIV US), ADR	18,532	$207,929
	Telefonica Brasil SA (VIVT3 BZ)	46,400	260,855
	TIM SA	206,800	764,852
	TOTVS SA	66,708	519,530
	Transmissora Alianca de Energia Eletrica SA	80,252	478,111
	Tres Tentos Agroindustrial SA	16,800	40,893
	Trisul SA	40,600	45,026
	Tupy SA	13,700	39,415
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	55,886	171,011
	Ultrapar Participacoes SA (UGPA3 BZ)	235,566	722,320
	Unifique Telecomunicacoes SA	10,600	7,099
	Unipar Carbocloro SA	6,409	57,228
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	19,861	16,351
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,379	99,802
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	132,110	90,597
	Veste SA Estilo	4,700	4,768
	Vibra Energia SA	517,833	1,961,450
	Vivara Participacoes SA	29,900	135,736
	Vulcabras SA	13,526	45,461
	WEG SA	195,278	1,294,169
	Wilson Sons SA	43,916	138,817
	XP, Inc., BDR	2,473	40,021
	YDUQS Participacoes SA	48,164	111,302
*	Zamp SA	40,132	25,013
TOTAL BRAZIL			34,456,475
CHILE — (0.5%)
	Aguas Andinas SA, Class A	859,788	282,969
	Banco de Chile (BCH US), ADR	22,937	626,634
	Banco de Chile (CHILE CI)	1,082,723	149,148
		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	15,031	$596,536
	Banco Santander Chile (BSAC US), ADR	7,781	179,041
	Banco Santander Chile (BSAN CI)	4,731,162	273,282
	Besalco SA	118,298	99,736
	Bicecorp SA	450,755	123,857
	Camanchaca SA	228,863	12,081
*	CAP SA	5,893	28,053
	Cencosud SA	152,357	458,977
	Cencosud Shopping SA	80,676	157,601
	Cia Cervecerias Unidas SA (CCU CI)	24,702	146,092
	Embotelladora Andina SA, ADR, Class B	10,551	241,829
	Empresa Nacional de Telecomunicaciones SA	39,535	129,904
	Empresas CMPC SA	230,620	324,871
	Empresas Copec SA	30,619	202,708
*	Empresas Hites SA	172,193	17,525
	Enel Americas SA (ENELAM CI)	1,739,674	173,501
	Enel Chile SA (ENELCHIL CI)	1,695,798	108,624
	Falabella SA	36,318	181,103
	Forus SA	22,023	46,767
	Instituto de Diagnostico SA	1,465	3,580
	Inversiones Aguas Metropolitanas SA	121,480	103,665
	Inversiones La Construccion SA	7,731	85,592
*	Masisa SA	657,534	9,012
*	Multiexport Foods SA	74,232	18,538
	Parque Arauco SA	108,099	220,508
	PAZ Corp. SA	19,614	11,006
	Plaza SA	83,322	176,032
	Ripley Corp. SA	285,198	120,811
	Salfacorp SA	180,426	133,008
	Sigdo Koppers SA	84,902	112,023
	SMU SA	812,541	128,572
	Sociedad Matriz SAAM SA	1,197,624	145,299
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,242	192,644
	SONDA SA	176,889	58,922
	Vina Concha y Toro SA	102,802	109,914
TOTAL CHILE			6,189,965

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (28.9%)
	360 Security Technology, Inc., Class A	41,400	$64,902
	361 Degrees International Ltd.	278,000	220,007
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	42,500	97,840
Ω	3SBio, Inc.	347,000	1,402,808
	AAC Technologies Holdings, Inc.	87,500	442,415
	ABA Chemicals Corp., Class A	20,700	25,277
	Accelink Technologies Co. Ltd., Class A	6,500	46,720
*	ADAMA Ltd., Class A	25,800	25,528
*	Addsino Co. Ltd., Class A	27,000	30,522
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,310	35,900
	Advanced Technology & Materials Co. Ltd., Class A	17,320	31,957
*	AECC Aero Science & Technology Co. Ltd., Class A	9,500	41,481
	AECC Aero-Engine Control Co. Ltd., Class A	19,600	57,401
	AECC Aviation Power Co. Ltd., Class A	11,400	67,091
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	14,420
*	Agile Group Holdings Ltd.	376,000	22,697
*	Agora, Inc., ADR	14,112	54,331
	Agricultural Bank of China Ltd., Class H	2,003,000	1,312,197
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	137,427
*Ω	AInnovation Technology Group Co. Ltd.	49,500	38,596
	Aisino Corp., Class A	33,000	42,173
	Ajisen China Holdings Ltd.	95,000	10,751
Ω	AK Medical Holdings Ltd.	78,000	68,012
*Ω	Akeso, Inc.	2,000	38,998
		Shares	Value»
CHINA — (Continued)
	Alibaba Group Holding Ltd. (9988 HK)	1,069,400	$16,078,178
#*	Alibaba Health Information Technology Ltd.	32,000	19,844
	All Winner Technology Co. Ltd., Class A	4,420	24,400
	Allmed Medical Products Co. Ltd., Class A	14,300	18,418
*	Alpha Group, Class A	24,400	32,675
*	Amlogic Shanghai Co. Ltd., Class A	3,216	32,185
	Amoy Diagnostics Co. Ltd., Class A	7,380	24,017
	Amrita Global Development Ltd.	50,000	3,822
*	ANE Cayman, Inc.	108,000	112,092
	Angel Yeast Co. Ltd., Class A	9,200	43,864
	Anhui Anfu Battery Technology Co. Ltd., Class A	3,200	12,292
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	61,966
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	36,485
	Anhui Expressway Co. Ltd., Class H	88,000	137,317
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,668	32,695
	Anhui Gujing Distillery Co. Ltd., Class A	3,500	66,965
	Anhui Heli Co. Ltd., Class A	15,200	37,524
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	53,662
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	22,884
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	8,700	59,735
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	50,221
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	25,347

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	39,800	$48,963
	Anhui Xinhua Media Co. Ltd., Class A	24,800	23,353
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	48,411
	Anhui Yingliu Electromechanical Co. Ltd., Class A	9,800	35,574
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	31,933
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,808	37,544
	Anjoy Foods Group Co. Ltd., Class A	4,800	49,189
	Anker Innovations Technology Co. Ltd., Class A	3,120	53,567
	ANTA Sports Products Ltd.	207,600	2,382,850
	Anton Oilfield Services Group	1,062,000	190,570
	Aotecar New Energy Technology Co. Ltd., Class A	45,000	17,924
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	60,409
*	ApicHope Pharmaceutical Group Co. Ltd.	5,600	60,033
	Appotronics Corp. Ltd., Class A	11,197	23,700
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,900	48,540
#Ω	AsiaInfo Technologies Ltd.	97,200	140,297
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,700	28,510
*	ASR Microelectronics Co. Ltd., Class A	2,200	26,889
	Aurisco Pharmaceutical Co. Ltd., Class A	6,200	20,698
	Autel Intelligent Technology Corp. Ltd., Class A	17,842	86,042
		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co. Ltd., Class A	8,800	$48,617
	Avary Holding Shenzhen Co. Ltd., Class A	23,600	172,968
	AviChina Industry & Technology Co. Ltd., Class H	736,000	435,044
	Avicopter PLC, Class A	8,800	48,360
*Ω	BAIC Motor Corp. Ltd., Class H	511,500	139,719
*	Baidu, Inc. (9888 HK), Class A	208,300	2,279,080
#*	Baidu, Inc. (BIDU US), Sponsored ADR	8,149	716,053
*Ω	Bairong, Inc.	97,000	108,095
	Bank of Beijing Co. Ltd., Class A	182,900	163,961
	Bank of Changsha Co. Ltd., Class A	58,200	79,877
	Bank of Chengdu Co. Ltd., Class A	46,900	120,338
	Bank of China Ltd., Class H	4,213,000	2,431,799
	Bank of Chongqing Co. Ltd., Class H	300,500	296,498
	Bank of Communications Co. Ltd., Class H	958,000	863,031
	Bank of Guiyang Co. Ltd., Class A	65,936	58,513
	Bank of Hangzhou Co. Ltd., Class A	76,900	171,422
	Bank of Jiangsu Co. Ltd., Class A	173,880	272,991
	Bank of Nanjing Co. Ltd., Class A	114,522	182,667
	Bank of Ningbo Co. Ltd., Class A	61,758	238,946
Ω	Bank of Qingdao Co. Ltd., Class H	303,500	155,668
	Bank of Shanghai Co. Ltd., Class A	122,600	174,290
	Bank of Suzhou Co. Ltd., Class A	33,130	39,302
	Bank of Xi'an Co. Ltd., Class A	53,300	28,430
*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	8,051
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	14,700	17,753
	Baoji Titanium Industry Co. Ltd., Class A	6,000	25,750

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	$11,381
	Baowu Magnesium Technology Co. Ltd., Class A	16,940	28,729
	Baoxiniao Holding Co. Ltd., Class A	22,100	11,622
	Baoye Group Co. Ltd., Class H	66,000	36,454
*	Baozun, Inc. (BZUN US), Sponsored ADR	13,006	35,246
*	Be Friends Holding Ltd.	198,000	25,717
	Bear Electric Appliance Co. Ltd., Class A	5,800	38,728
	Befar Group Co. Ltd., Class A	28,200	17,173
	Beibuwan Port Co. Ltd., Class A	31,000	35,154
	Beijing Balance Medical Technology Co. Ltd., Class A	1,204	17,614
*	Beijing BDStar Navigation Co. Ltd., Class A	5,000	20,932
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	12,078
*	Beijing Capital Development Co. Ltd., Class A	56,800	20,672
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	80,870	34,587
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	17,750	35,905
	Beijing CTJ Information Technology Co. Ltd., Class A	3,580	12,564
	Beijing Dahao Technology Corp. Ltd., Class A	7,300	13,953
	Beijing Easpring Material Technology Co. Ltd., Class A	7,321	41,777
*	Beijing eGOVA Co. Ltd., Class A	9,200	22,306
	Beijing Energy International Holding Co. Ltd.	174,800	33,351
		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	21,700	$59,492
	Beijing Enterprises Holdings Ltd.	144,000	602,505
#	Beijing Enterprises Water Group Ltd.	1,162,000	397,666
	Beijing Fengjing Automotive Parts Co. Ltd.	42,700	20,678
	Beijing Gehua CATV Network Co. Ltd., Class A	23,000	27,566
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	19,799
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,813	35,818
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	85,217
*	Beijing Jingyuntong Technology Co. Ltd., Class A	63,900	32,698
	Beijing Kingsoft Office Software, Inc., Class A	1,868	81,106
*	Beijing Leike Defense Technology Co. Ltd., Class A	12,300	10,162
*	Beijing North Star Co. Ltd., Class H	198,000	21,955
	Beijing Oriental Jicheng Co. Ltd., Class A	3,101	12,294
	Beijing Roborock Technology Co. Ltd., Class A	1,626	39,018
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	6,800	17,289
	Beijing Shiji Information Technology Co. Ltd., Class A	21,770	31,009
	Beijing Sifang Automation Co. Ltd., Class A	9,500	22,346
	Beijing Sinnet Technology Co. Ltd., Class A	18,800	37,918
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	22,497

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Sojo Electric Co. Ltd., Class A	21,800	$21,896
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	19,924
	Beijing Strong Biotechnologies, Inc., Class A	12,600	25,640
*	Beijing Teamsun Technology Co. Ltd., Class A	8,100	12,277
*	Beijing Thunisoft Corp. Ltd., Class A	16,500	19,562
	Beijing Tiantan Biological Products Corp. Ltd., Class A	7,200	20,032
	Beijing Tong Ren Tang Co. Ltd., Class A	12,600	63,013
	Beijing Ultrapower Software Co. Ltd., Class A	48,101	84,095
	Beijing United Information Technology Co. Ltd., Class A	26,772	88,267
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	6,660
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,400	32,517
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,373	19,280
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	26,786
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	1,700	12,945
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	37,650
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	151,400	113,489
*	Beiqi Foton Motor Co. Ltd., Class A	67,300	25,114
*	BeOne Medicines Ltd.	18,000	409,219
		Shares	Value»
CHINA — (Continued)
#*	BeOne Medicines Ltd. (BGNE US), ADR	1,982	$596,840
	Bestore Co. Ltd., Class A	14,500	25,739
*	Bestway Marine & Energy Technology Co. Ltd., Class A	13,500	12,974
	Bethel Automotive Safety Systems Co. Ltd., Class A	7,760	50,656
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	38,387
	Beyondsoft Corp., Class A	19,400	38,986
*	BGI Genomics Co. Ltd., Class A	3,200	23,632
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	34,449
*	Bilibili, Inc., Class Z	28,600	654,341
	Binhai Investment Co. Ltd.	48,774	6,553
	Binjiang Service Group Co. Ltd.	5,000	15,201
	Black Peony Group Co. Ltd., Class A	20,700	15,448
#Ω	Blue Moon Group Holdings Ltd.	244,500	117,824
*	Blue Sail Medical Co. Ltd., Class A	24,900	22,026
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	37,380	35,986
	Bluestar Adisseo Co., Class A	9,500	13,076
Ω	BOC Aviation Ltd.	78,100	709,536
	BOC International China Co. Ltd., Class A	18,500	39,097
*	BOE HC SemiTek Corp.	23,000	23,719
	BOE Varitronix Ltd.	97,000	73,118
*	Bohai Leasing Co. Ltd., Class A	149,500	72,292
	Bomin Electronics Co. Ltd., Class A	17,400	25,225
	Bosideng International Holdings Ltd.	1,644,000	938,224
#	Boyaa Interactive International Ltd.	101,000	96,641
	Brilliance China Automotive Holdings Ltd.	716,000	285,609
	Bros Eastern Co. Ltd., Class A	27,900	20,450

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	B-Soft Co. Ltd., Class A	32,770	$26,302
	BTG Hotels Group Co. Ltd., Class A	20,700	39,979
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	21,800	30,652
#	BYD Co. Ltd., Class H	192,000	2,803,363
	BYD Electronic International Co. Ltd.	265,500	1,104,744
	By-health Co. Ltd., Class A	27,500	44,867
*	C C Land Holdings Ltd.	321,000	48,933
	C&D International Investment Group Ltd.	260,332	525,208
	C&D Property Management Group Co. Ltd.	252,000	91,393
	Cabbeen Fashion Ltd.	40,000	7,647
	Caitong Securities Co. Ltd., Class A	53,950	60,588
*	Cambricon Technologies Corp. Ltd., Class A	279	27,396
	Camel Group Co. Ltd., Class A	14,900	18,799
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	26,720
	Canmax Technologies Co. Ltd., Class A	11,570	31,983
	Canny Elevator Co. Ltd., Class A	12,500	12,703
	Castech, Inc., Class A	10,560	57,346
	CECEP Solar Energy Co. Ltd., Class A	83,300	52,280
	CECEP Wind-Power Corp., Class A	260,430	108,535
	Central China Land Media Co. Ltd., Class A	16,200	28,880
#	Central China Securities Co. Ltd., Class H	402,000	140,269
*	CETC Chips Technology, Inc., Class A	12,300	21,158
	CETC Cyberspace Security Technology Co. Ltd., Class A	14,300	36,200
	CETC Digital Technology Co. Ltd., Class A	13,230	46,814
		Shares	Value»
CHINA — (Continued)
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	$23,329
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	24,152
Ω	CGN Power Co. Ltd., Class H	1,287,000	483,490
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	16,275
*	Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	32,177
	Changchun UP Optotech Co. Ltd., Class A	5,900	38,908
	Changhong Meiling Co. Ltd., Class A	16,000	16,130
	Changjiang Publishing & Media Co. Ltd., Class A	37,400	48,962
	Changzhou Qianhong Biopharma Co. Ltd., Class A	28,400	43,908
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	41,135
*	Chanjet Information Technology Co. Ltd., Class H	26,100	27,125
	Chaowei Power Holdings Ltd.	107,000	18,637
	Chaozhou Three-Circle Group Co. Ltd., Class A	9,500	43,615
Ω	Cheerwin Group Ltd.	105,500	36,748
*	Chen Lin Education Group Holdings Ltd.	66,000	11,696
	Cheng De Lolo Co. Ltd., Class A	40,100	48,703
	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	23,849
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	15,260
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,600	27,926

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,300	$87,028
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	12,905
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	16,561
	Chengdu Wintrue Holding Co. Ltd., Class A	12,600	18,420
	Chengdu Xingrong Environment Co. Ltd., Class A	27,000	26,655
	Chenguang Biotech Group Co. Ltd., Class A	10,000	18,275
*	Chengxin Lithium Group Co. Ltd., Class A	3,500	7,540
	Chengzhi Co. Ltd., Class A	35,500	38,240
	Chervon Holdings Ltd.	13,500	30,926
	Chifeng Jilong Gold Mining Co. Ltd., Class A	9,400	29,896
	China Aircraft Leasing Group Holdings Ltd.	117,000	67,550
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	42,069
	China Baoan Group Co. Ltd., Class A	12,700	16,025
	China Bester Group Telecom Co. Ltd., Class A	6,370	19,265
*Ω	China Bohai Bank Co. Ltd., Class H	531,500	69,751
	China CAMC Engineering Co. Ltd., Class A	19,900	23,475
	China CITIC Bank Corp. Ltd., Class H	1,486,000	1,380,674
	China Communications Services Corp. Ltd., Class H	760,000	442,654
	China Conch Environment Protection Holdings Ltd.	330,500	28,011
	China Conch Venture Holdings Ltd.	293,500	358,631
		Shares	Value»
CHINA — (Continued)
	China Construction Bank Corp., Class H	6,051,000	$6,188,982
	China CSSC Holdings Ltd., Class A	12,700	60,525
	China CYTS Tours Holding Co. Ltd., Class A	14,200	19,429
	China Datang Corp. Renewable Power Co. Ltd., Class H	690,000	202,125
	China Design Group Co. Ltd., Class A	16,900	19,708
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	177,878
	China Dongxiang Group Co. Ltd.	754,000	43,753
Ω	China East Education Holdings Ltd.	82,000	84,904
	China Electronics Huada Technology Co. Ltd.	214,000	39,383
*	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	25,626
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	828,000	136,773
	China Everbright Bank Co. Ltd., Class H	693,000	325,651
#	China Everbright Ltd.	356,000	363,482
*	China Express Airlines Co. Ltd., Class A	16,900	19,519
	China Film Group Co. Ltd., Class A	28,300	52,185
*	China First Heavy Industries Co. Ltd., Class A	89,100	35,600
	China Foods Ltd.	188,000	78,283
	China Galaxy Securities Co. Ltd., Class H	924,000	1,248,703
	China Gas Holdings Ltd.	636,098	668,156
#	China Gold International Resources Corp. Ltd. (2099 HK)	58,900	506,361
	China Great Wall Securities Co. Ltd., Class A	30,800	37,670

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Greatwall Technology Group Co. Ltd., Class A	10,900	$22,818
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	42,436
	China Haisum Engineering Co. Ltd., Class A	13,300	19,376
*	China Harmony Auto Holding Ltd.	245,500	39,961
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	17,623
#*	China High Speed Transmission Equipment Group Co. Ltd.	57,000	10,075
Ω	China International Capital Corp. Ltd., Class H	337,200	856,231
	China International Marine Containers Group Co. Ltd., Class H	215,490	231,439
	China Isotope & Radiation Corp.	15,600	32,513
	China Jinmao Holdings Group Ltd.	1,223,470	222,617
	China Jushi Co. Ltd., Class A	54,771	94,164
	China Leadshine Technology Co. Ltd., Class A	8,500	52,793
	China Lesso Group Holdings Ltd.	163,000	96,984
	China Lilang Ltd.	145,000	68,460
*Ω	China Literature Ltd.	31,400	123,398
#	China Medical System Holdings Ltd.	479,000	813,296
	China Meheco Group Co. Ltd., Class A	41,620	63,763
	China Meidong Auto Holdings Ltd.	122,000	32,269
	China Merchants Bank Co. Ltd., Class H	537,500	3,487,914
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	30,800	48,007
*	China Merchants Land Ltd.	606,000	20,784
	China Merchants Port Holdings Co. Ltd.	284,846	560,060
		Shares	Value»
CHINA — (Continued)
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	$43,856
#Ω	China Merchants Securities Co. Ltd., Class H	66,540	137,553
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	52,700	63,667
	China Minsheng Banking Corp. Ltd., Class H	864,000	520,032
	China National Accord Medicines Corp. Ltd., Class A	15,990	56,548
	China National Chemical Engineering Co. Ltd., Class A	61,400	68,097
	China National Gold Group Gold Jewellery Co. Ltd., Class A	19,900	22,577
	China National Medicines Corp. Ltd., Class A	12,300	50,279
	China National Nuclear Power Co. Ltd., Class A	299,600	382,618
Ω	China New Higher Education Group Ltd.	186,618	25,873
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	25,737
	China Nonferrous Mining Corp. Ltd.	528,000	513,000
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,449	85,693
	China Oilfield Services Ltd., Class H	638,000	566,626
	China Overseas Grand Oceans Group Ltd.	628,638	155,149
	China Overseas Land & Investment Ltd.	594,500	1,028,187
	China Pacific Insurance Group Co. Ltd., Class H	671,000	2,702,396

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Petroleum Engineering Corp., Class A	48,700	$23,232
	China Publishing & Media Co. Ltd., Class A	22,400	20,955
#	China Railway Group Ltd., Class H	707,000	355,714
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	34,549
	China Railway Materials Co. Ltd., Class A	108,000	40,015
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	202,846
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	22,283
*	China Rare Earth Holdings Ltd.	436,000	38,879
*	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	36,456
	China Reinsurance Group Corp., Class H	1,874,000	325,294
	China Resources Beer Holdings Co. Ltd.	307,000	1,020,741
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	15,733
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	17,100	50,220
	China Resources Gas Group Ltd.	430,900	1,090,739
	China Resources Land Ltd.	532,000	1,950,827
#	China Resources Medical Holdings Co. Ltd.	162,500	91,918
Ω	China Resources Mixc Lifestyle Services Ltd.	230,400	1,069,946
Ω	China Resources Pharmaceutical Group Ltd.	606,000	423,184
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,985	47,783
		Shares	Value»
CHINA — (Continued)
*	China Ruyi Holdings Ltd.	1,924,000	$769,176
	China Science Publishing & Media Ltd., Class A	7,400	20,299
	China Shineway Pharmaceutical Group Ltd.	70,000	74,561
*	China Silver Group Ltd.	494,000	26,662
	China South Publishing & Media Group Co. Ltd., Class A	33,100	59,077
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	40,400	25,916
	China Southern Power Grid Technology Co. Ltd., Class A	4,497	20,635
	China State Construction Engineering Corp. Ltd., Class A	366,183	287,778
	China State Construction International Holdings Ltd.	580,000	888,555
	China Suntien Green Energy Corp. Ltd., Class H	693,000	370,210
	China Taiping Insurance Holdings Co. Ltd.	468,200	1,040,342
	China Testing & Certification International Group Co. Ltd., Class A	12,381	12,048
	China Tianying, Inc., Class A	55,800	33,230
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	23,600	170,531
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	5,241	47,236
Ω	China Tower Corp. Ltd., Class H	1,021,600	1,429,540
*	China TransInfo Technology Co. Ltd., Class A	23,000	34,054

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Travel International Investment Hong Kong Ltd.	264,000	$62,077
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	52,590
*	China Union Holdings Ltd., Class A	17,000	8,597
*	China Vanke Co. Ltd., Class H	342,404	217,250
	China Vered Financial Holding Corp. Ltd.	158,500	21,151
	China Wafer Level CSP Co. Ltd., Class A	8,900	34,997
#	China Water Affairs Group Ltd.	204,000	160,071
	China World Trade Center Co. Ltd., Class A	4,000	11,344
	China Yangtze Power Co. Ltd., Class A	213,697	827,399
#	China Yongda Automobiles Services Holdings Ltd.	372,000	105,969
*Ω	China Yuhua Education Corp. Ltd.	172,000	11,552
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	32,985
	China Zheshang Bank Co. Ltd., Class H	568,800	199,881
	Chinasoft International Ltd.	804,000	580,790
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	17,300	23,994
	Chongqing Brewery Co. Ltd., Class A	6,466	49,619
	Chongqing Changan Automobile Co. Ltd., Class A	61,500	109,733
	Chongqing Chuanyi Automation Co. Ltd., Class A	15,510	43,351
	Chongqing Department Store Co. Ltd., Class A	5,700	23,121
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	63,665	$80,623
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	34,275
	Chongqing Gas Group Corp. Ltd., Class A	21,600	17,043
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	58,506
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	571,061
	Chongqing Zhifei Biological Products Co. Ltd., Class A	9,450	31,456
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	8,500	27,615
#	Chow Tai Fook Jewellery Group Ltd.	218,400	364,748
	Chow Tai Seng Jewellery Co. Ltd., Class A	41,950	75,487
	CIG Shanghai Co. Ltd., Class A	4,700	35,339
	CIMC Enric Holdings Ltd.	154,000	131,390
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	45,396
*	CITIC Heavy Industries Co. Ltd., Class A	36,000	23,240
	CITIC Securities Co. Ltd., Class H	175,850	617,865
#*	Citychamp Watch & Jewellery Group Ltd.	440,000	21,192
*	ClouDr Group Ltd.	51,500	9,790
#*	CMGE Technology Group Ltd.	562,000	36,437
	CMOC Group Ltd., Class H	1,473,000	1,672,051
	CMST Development Co. Ltd., Class A	59,100	48,301
	CNGR Advanced Material Co. Ltd., Class A	10,500	49,097
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	40,617

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CNOOC Energy Technology & Services Ltd., Class A	70,800	$39,874
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	37,974
*	COFCO Biotechnology Co. Ltd., Class A	39,000	31,703
*	COL Group Co. Ltd., Class A	6,900	25,553
*	Comba Telecom Systems Holdings Ltd.	530,000	124,470
	Concord New Energy Group Ltd.	2,630,000	139,267
	Consun Pharmaceutical Group Ltd.	99,000	173,647
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	1,287,270
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	83,089
#	COSCO SHIPPING Holdings Co. Ltd., Class H	363,050	663,634
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	156,927
	COSCO SHIPPING Ports Ltd.	243,839	170,752
*	COSCO SHIPPING Technology Co. Ltd., Class A	8,600	27,010
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	43,874
*	Crazy Sports Group Ltd.	1,092,000	12,624
	CRRC Corp. Ltd., Class H	583,000	403,994
Ω	CSC Financial Co. Ltd., Class H	97,000	155,040
	CSG Holding Co. Ltd., Class A	66,910	44,410
	CSPC Pharmaceutical Group Ltd.	1,186,000	1,490,558
	CSSC Hong Kong Shipping Co. Ltd.	542,000	149,697
	CSSC Science & Technology Co. Ltd., Class A	18,300	32,038
		Shares	Value»
CHINA — (Continued)
	CTS International Logistics Corp. Ltd., Class A	33,000	$28,781
*	Cybrid Technologies, Inc., Class A	13,100	20,386
*	Daan Gene Co. Ltd., Class A	29,780	28,766
	Dajin Heavy Industry Co. Ltd., Class A	7,000	31,023
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	31,700	27,289
*	Damai Entertainment Holdings Ltd.	5,130,000	722,646
	Daqin Railway Co. Ltd., Class A	60,100	54,590
	Dashang Co. Ltd., Class A	8,954	24,296
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	22,316	53,626
*	Datang Telecom Technology Co. Ltd., Class A	14,800	17,366
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	38,970
	Deppon Logistics Co. Ltd., Class A	7,400	15,985
*	Dezhan Healthcare Co. Ltd., Class A	57,500	38,727
	DHC Software Co. Ltd., Class A	17,600	22,615
	Dian Diagnostics Group Co. Ltd., Class A	26,300	58,701
	Digital China Group Co. Ltd., Class A	6,348	36,395
	Digital China Holdings Ltd.	209,000	80,955
*	Digital China Information Service Group Co. Ltd., Class A	17,500	31,183
	Do-Fluoride New Materials Co. Ltd., Class A	18,400	31,708
	Dong-E-E-Jiao Co. Ltd., Class A	3,700	26,549
#	Dongfang Electric Corp. Ltd., Class H	67,200	157,708
	Dongfang Electronics Co. Ltd., Class A	28,400	40,375
	DongFeng Automobile Co. Ltd., Class A	26,300	26,091

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfeng Motor Group Co. Ltd., Class H	384,000	$231,056
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	15,901
	Dongguan Development Holdings Co. Ltd., Class A	19,700	30,118
	Dongguan Rural Commercial Bank Co. Ltd., Class H	24,000	11,445
	Dongguan Yutong Optical Technology Co. Ltd., Class A	8,379	26,189
	Dongxing Securities Co. Ltd., Class A	33,835	52,306
	DouYu International Holdings Ltd., ADR	4,502	38,986
	Dynagreen Environmental Protection Group Co. Ltd., Class H	129,000	83,307
	Eaglerise Electric & Electronic China Co. Ltd., Class A	8,100	18,186
	East Money Information Co. Ltd., Class A	63,255	203,552
	Eastern Communications Co. Ltd., Class A	14,800	22,540
*	Easyhome New Retail Group Co. Ltd., Class A	42,600	17,561
	Ecovacs Robotics Co. Ltd., Class A	4,800	53,035
	Edan Instruments, Inc., Class A	12,500	22,685
	Edifier Technology Co. Ltd., Class A	15,400	28,057
	EEKA Fashion Holdings Ltd.	64,000	55,367
	Electric Connector Technology Co. Ltd., Class A	4,500	30,355
*††	Elion Energy Co. Ltd., Class A	87,620	853
	ENN Energy Holdings Ltd.	275,400	2,244,514
	Eoptolink Technology, Inc. Ltd., Class A	9,339	243,139
	Era Co. Ltd., Class A	28,400	16,528
	Espressif Systems Shanghai Co. Ltd., Class A	2,303	51,640
		Shares	Value»
CHINA — (Continued)
	Essex Bio-technology Ltd.	88,000	$57,674
*	Estun Automation Co. Ltd., Class A	7,800	22,685
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	60,297
	EVA Precision Industrial Holdings Ltd.	320,000	31,087
	Eve Energy Co. Ltd., Class A	7,300	44,764
	Ever Sunshine Services Group Ltd.	306,000	80,772
#Ω	Everbright Securities Co. Ltd., Class H	64,400	85,783
	Excellence Commercial Property & Facilities Management Group Ltd.	51,000	9,444
	Explosive Co. Ltd., Class A	14,500	28,134
	Eyebright Medical Technology Beijing Co. Ltd., Class A	1,992	21,360
	Fangda Carbon New Material Co. Ltd., Class A	44,220	29,399
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	64,425
	Far East Smarter Energy Co. Ltd., Class A	45,000	34,573
*	Farasis Energy Gan Zhou Co. Ltd., Class A	11,645	25,864
	FAW Jiefang Group Co. Ltd., Class A	30,600	29,565
	FAWER Automotive Parts Co. Ltd., Class A	49,400	40,719
	Ferrotec Anhui Technology Development Co. Ltd., Class A	2,600	14,445
*	Fibocom Wireless, Inc., Class A	11,040	40,197
*	FIH Mobile Ltd.	98,600	175,761
*	Financial Street Holdings Co. Ltd., Class A	51,600	20,999
	FinVolution Group, ADR	52,068	447,264
	First Capital Securities Co. Ltd., Class A	15,200	15,597

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	First Tractor Co. Ltd., Class H	88,000	$79,434
	Focus Lightings Tech Co. Ltd., Class A	17,200	29,960
	Focus Media Information Technology Co. Ltd., Class A	195,000	202,900
	Foryou Corp., Class A	10,500	43,169
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	24,277	129,190
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	10,500	13,431
*	Foshan Yowant Technology Co. Ltd., Class A	42,300	40,111
*	Founder Holdings Ltd.	332,000	40,925
	Founder Securities Co. Ltd., Class A	49,800	56,048
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	521,120
	Fu Shou Yuan International Group Ltd.	359,000	164,986
	Fujian Apex Software Co. Ltd., Class A	1,900	10,997
	Fujian Boss Software Development Co. Ltd., Class A	14,940	31,569
	Fujian Foxit Software Development JSC Ltd., Class A	2,807	31,585
	Fujian Kuncai Material Technology Co. Ltd., Class A	6,400	17,205
	Fujian Longking Co. Ltd., Class A	16,500	27,500
	Fujian Star-net Communication Co. Ltd., Class A	10,900	40,147
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	12,000	22,106
	Fushun Special Steel Co. Ltd., Class A	23,800	18,605
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	21,715
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	76,160	252,802
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	36,686
		Shares	Value»
CHINA — (Continued)
	Gaona Aero Material Co. Ltd., Class A	6,240	$15,036
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	75,390
	GCL Energy Technology Co. Ltd., Class A	44,100	74,320
*	GCL New Energy Holdings Ltd.	206,000	11,376
*	GCL System Integration Technology Co. Ltd., Class A	67,200	23,962
	Geely Automobile Holdings Ltd.	1,291,000	2,895,736
	GEM Co. Ltd., Class A	42,600	38,113
*	Gemdale Corp., Class A	40,500	21,132
#*	Gemdale Properties & Investment Corp. Ltd.	1,966,000	71,421
*	Genimous Technology Co. Ltd., Class A	18,400	22,575
	Geovis Technology Co. Ltd., Class A	6,493	32,852
	Getein Biotech, Inc., Class A	9,212	11,055
	GF Securities Co. Ltd., Class H	260,600	568,994
#Ω	Giant Biogene Holding Co. Ltd.	79,400	566,181
	Giant Network Group Co. Ltd., Class A	11,100	36,517
	Giantec Semiconductor Corp., Class A	2,336	24,011
*	GigaDevice Semiconductor, Inc., Class A	2,260	37,901
	Ginlong Technologies Co. Ltd., Class A	5,350	42,108
	Glarun Technology Co. Ltd., Class A	8,900	37,403
#*	Global New Material International Holdings Ltd.	45,000	29,526
	GoerTek, Inc., Class A	20,300	64,509
	Goke Microelectronics Co. Ltd., Class A	3,000	34,798
	Goldcard Smart Group Co. Ltd., Class A	5,100	8,570
	Goldenmax International Group Ltd., Class A	9,700	16,135
	Goldpac Group Ltd.	147,000	17,135

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goldwind Science & Technology Co. Ltd., Class H	200,156	$177,674
	Goneo Group Co. Ltd., Class A	3,248	21,265
	Goodbaby International Holdings Ltd.	121,000	16,867
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,380	25,350
*	Gosuncn Technology Group Co. Ltd., Class A	24,600	16,926
	Gotion High-tech Co. Ltd., Class A	10,400	42,163
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	29,596
	Great Wall Motor Co. Ltd., Class H	196,000	319,858
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	171,172
	Greentown China Holdings Ltd.	476,000	598,728
Ω	Greentown Management Holdings Co. Ltd.	81,000	29,406
	Greentown Service Group Co. Ltd.	514,000	312,963
	GRG Banking Equipment Co. Ltd., Class A	19,300	35,424
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	9,275
	Grinm Advanced Materials Co. Ltd., Class A	7,200	18,737
	Guangdong Advertising Group Co. Ltd., Class A	52,400	57,249
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	46,332
	Guangdong Construction Engineering Group Co. Ltd., Class A	91,300	46,496
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,100	27,745
*	Guangdong DFP New Material Group Co. Ltd.	48,400	27,838
		Shares	Value»
CHINA — (Continued)
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,300	$30,016
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	12,125
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	39,738
	Guangdong Goworld Co. Ltd., Class A	15,000	26,987
	Guangdong Guanhao High-Tech Co. Ltd., Class A	9,800	4,243
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	15,700	26,570
	Guangdong Investment Ltd.	384,000	341,794
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	11,136	34,137
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,100	18,739
*	Guangdong Land Holdings Ltd.	74,112	2,419
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	7,600	17,007
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	83,405
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	23,300	23,678
	Guangdong South New Media Co. Ltd., Class A	6,900	39,310
*	Guangdong TCL Smart Home Appliances Co. Ltd.	22,200	31,258
	Guangdong Vanward New Electric Co. Ltd., Class A	17,500	28,403
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	38,285
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	40,824

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangshen Railway Co. Ltd., Class H	236,000	$58,845
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,600	56,573
	Guangxi Liugong Machinery Co. Ltd., Class A	40,000	59,468
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	23,803
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	112,900	42,624
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,900	26,327
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	121,550
	Guangzhou Baiyun International Airport Co. Ltd., Class A	13,800	17,882
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	68,000	156,551
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,700	20,341
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,500	43,154
	Guangzhou Haoyang Electronic Co. Ltd., Class A	1,350	6,687
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	18,788
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	40,667
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	26,656
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,500	41,304
	Guangzhou Sie Consulting Co. Ltd., Class A	6,200	26,164
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,780	$30,839
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	36,867
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	46,486
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	15,527
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	18,629
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,300	21,166
	Guizhou Tyre Co. Ltd., Class A	35,000	21,986
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	32,573
*	Guizhou Zhenhua E-chem, Inc., Class A	4,330	8,254
	Guocheng Mining Co. Ltd., Class A	12,400	23,895
*	Guoguang Electric Co. Ltd., Class A	13,500	28,821
	Guomai Technologies, Inc., Class A	11,900	20,013
	Guosen Securities Co. Ltd., Class A	27,640	50,870
Ω	Guotai Haitong Securities Co. Ltd., Class H	315,560	681,209
	Guoyuan Securities Co. Ltd., Class A	20,000	23,582
	Gushengtang Holdings Ltd.	23,900	108,895
	H World Group Ltd. (1179 HK)	263,700	823,060
Ω	Haidilao International Holding Ltd.	208,000	368,721
	Haier Smart Home Co. Ltd. (600690 C1), Class A	36,800	126,746
	Haier Smart Home Co. Ltd. (6690 HK), Class H	495,199	1,560,063
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,700	10,201

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hainan Haide Capital Management Co. Ltd., Class A	41,491	$37,529
	Hainan Jinpan Smart Technology Co. Ltd., Class A	3,323	17,430
*	Hainan Meilan International Airport Co. Ltd., Class H	44,000	60,355
	Hainan Mining Co. Ltd., Class A	20,800	22,875
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	44,003
	Haitian International Holdings Ltd.	173,000	468,960
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	44,254
	Hand Enterprise Solutions Co. Ltd., Class A	12,800	33,465
	Hangcha Group Co. Ltd., Class A	22,947	67,370
*	Hangjin Technology Co. Ltd., Class A	6,100	18,431
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	11,398
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	31,600	43,771
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	37,787
	Hangzhou Dptech Technologies Co. Ltd., Class A	3,100	7,409
	Hangzhou GreatStar Industrial Co. Ltd.	17,400	74,933
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,880	31,938
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	2,200	21,650
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	5,500	18,777
	Hangzhou Onechance Tech Corp., Class A	4,960	17,380
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	48,365
		Shares	Value»
CHINA — (Continued)
	Hangzhou Robam Appliances Co. Ltd., Class A	11,200	$29,656
#*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	8,200	17,764
	Hangzhou Shunwang Technology Co. Ltd., Class A	14,500	39,282
	Hangzhou Sunrise Technology Co. Ltd., Class A	7,900	17,216
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	23,900	169,649
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,800	25,403
	Han's Laser Technology Industry Group Co. Ltd., Class A	8,500	31,802
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	808,681
	Hanwei Electronics Group Corp., Class A	7,600	45,497
	Haohua Chemical Science & Technology Co. Ltd., Class A	6,450	22,974
*Ω	Harbin Bank Co. Ltd., Class H	462,000	25,332
	Harbin Boshi Automation Co. Ltd., Class A	20,800	46,796
	Harbin Electric Co. Ltd., Class H	160,000	152,529
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	12,200	19,550
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	74,500	38,295
*	Harbin Pharmaceutical Group Co. Ltd., Class A	61,800	34,712
	HBIS Resources Co. Ltd., Class A	30,300	58,208
*Ω	HBM Holdings Ltd.	147,000	175,037
	Health & Happiness H&H International Holdings Ltd.	54,500	79,449

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	$128,111
*	Hebei Construction Group Corp. Ltd., Class H	143,000	9,850
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	44,262
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	46,016
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	30,379
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	9,900	17,915
	Helens International Holdings Co. Ltd.	10,000	1,622
	Hello Group, Inc., Sponsored ADR	42,768	351,981
	Henan Lingrui Pharmaceutical Co., Class A	21,600	68,224
	Henan Mingtai Al Industrial Co. Ltd., Class A	11,000	18,845
	Henan Pinggao Electric Co. Ltd., Class A	14,900	32,416
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	38,206
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	27,677
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	30,686
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	25,801
*	Hengdeli Holdings Ltd.	190,780	3,041
	Hengli Petrochemical Co. Ltd., Class A	44,200	94,802
	Hengyi Petrochemical Co. Ltd., Class A	28,034	23,311
	Hesteel Co. Ltd., Class A	100,275	33,397
	Hexing Electrical Co. Ltd., Class A	9,100	33,788
		Shares	Value»
CHINA — (Continued)
*	Hi Sun Technology China Ltd.	693,000	$46,682
	Hisense Home Appliances Group Co. Ltd., Class H	124,000	355,596
	Hitevision Co. Ltd., Class A	7,100	24,437
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	176,599
	HLA Group Corp. Ltd., Class A	30,700	29,056
	HMT Xiamen New Technical Materials Co. Ltd., Class A	2,500	15,670
*	HNA Technology Co. Ltd., Class A	80,800	43,023
*	Homeland Interactive Technology Ltd.	104,000	15,695
	Hongfa Technology Co. Ltd., Class A	20,972	71,389
*	Honghua Group Ltd.	1,048,000	32,930
	Hongli Zhihui Group Co. Ltd., Class A	23,200	21,759
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	58,400	26,462
	Hongta Securities Co. Ltd., Class A	18,800	22,603
*	Hopson Development Holdings Ltd.	342,846	165,065
	Horizon Construction Development Ltd.	47,000	6,842
	Hoymiles Power Electronics, Inc., Class A	1,130	16,016
Ω	Hua Hong Semiconductor Ltd.	19,000	97,824
	Huaan Securities Co. Ltd., Class A	48,480	40,743
	Huada Automotive Technology Corp. Ltd., Class A	5,500	27,529
	Huadian Heavy Industries Co. Ltd., Class A	37,700	33,689
	Huadong Medicine Co. Ltd., Class A	19,000	117,094
	Huafon Chemical Co. Ltd., Class A	51,502	53,663
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	53,198

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huafu Fashion Co. Ltd., Class A	29,500	$19,090
	Huagong Tech Co. Ltd., Class A	6,800	47,549
	Huaihe Energy Group Co. Ltd., Class A	68,500	33,514
	Hualan Biological Engineering, Inc., Class A	18,900	43,529
	Huaming Power Equipment Co. Ltd., Class A	12,400	30,288
	Huangshan Novel Co. Ltd., Class A	15,600	25,170
	Huangshan Tourism Development Co. Ltd., Class A	12,700	20,457
*	Huapont Life Sciences Co. Ltd., Class A	52,633	31,994
Ω	Huatai Securities Co. Ltd., Class H	247,400	569,409
	Huaxi Securities Co. Ltd., Class A	15,440	21,471
	Huaxia Bank Co. Ltd., Class A	91,008	100,513
	Huayu Automotive Systems Co. Ltd., Class A	23,200	56,564
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	121,800	25,845
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,100	20,214
*	Hubei Dinglong Co. Ltd., Class A	11,600	45,616
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,050	47,415
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	58,147
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	104,786
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	24,125
#	Huishang Bank Corp. Ltd., Class H	60,000	25,193
#*Ω	Huitongda Network Co. Ltd., Class H	4,100	7,208
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,900	68,979
		Shares	Value»
CHINA — (Continued)
	Humanwell Healthcare Group Co. Ltd., Class A	27,200	$82,321
	Hunan Aihua Group Co. Ltd., Class A	8,100	17,888
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	26,731
	Hunan Gold Corp. Ltd., Class A	25,610	63,155
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	6,000	15,353
*	Hunan Silver Co. Ltd., Class A	47,998	29,893
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	40,800	43,654
	Hunan Valin Steel Co. Ltd., Class A	78,100	61,364
	Hunan Zhongke Electric Co. Ltd., Class A	6,600	14,879
	Hundsun Technologies, Inc., Class A	9,457	47,362
	HUYA, Inc., ADR	25,842	86,829
*Ω	Hygeia Healthcare Holdings Co. Ltd.	85,200	185,144
*	Hymson Laser Technology Group Co. Ltd., Class A	5,288	22,742
*	Hytera Communications Corp. Ltd., Class A	16,300	26,606
*	HyUnion Holding Co. Ltd., Class A	18,400	25,026
*	IAT Automobile Technology Co. Ltd., Class A	12,200	19,539
#*Ω	iDreamSky Technology Holdings Ltd.	154,000	24,842
	IEIT Systems Co. Ltd., Class A	7,900	60,981
	Iflytek Co. Ltd., Class A	11,350	76,757
#*	I-Mab, Sponsored ADR	9,306	18,705
*Ω	IMAX China Holding, Inc.	28,200	30,394
	Imeik Technology Development Co. Ltd., Class A	2,960	76,103
	Industrial & Commercial Bank of China Ltd., Class H	3,816,000	2,923,914

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial Bank Co. Ltd., Class A	191,400	$601,559
	Industrial Securities Co. Ltd., Class A	51,057	46,079
	Infore Environment Technology Group Co. Ltd., Class A	53,600	49,384
*Ω	Ingdan, Inc.	144,000	36,055
	Ingenic Semiconductor Co. Ltd., Class A	1,600	14,766
	Inmyshow Digital Technology Group Co. Ltd., Class A	41,300	29,150
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	46,018
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	7,400	46,080
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	43,224
*Ω	InnoCare Pharma Ltd.	66,000	151,214
*Ω	Innovent Biologics, Inc.	96,000	1,188,298
*	Insigma Technology Co. Ltd., Class A	25,800	33,559
	Inspur Digital Enterprise Technology Ltd.	196,000	259,905
	Intron Technology Holdings Ltd.	155,000	28,991
#*	iQIYI, Inc., ADR	122,547	225,486
	iRay Group, Class A	2,136	25,306
*	IRICO Display Devices Co. Ltd., Class A	19,500	16,631
*	IVD Medical Holding Ltd.	192,000	118,903
*	J&T Global Express Ltd.	53,600	70,508
	Jade Bird Fire Co. Ltd., Class A	28,896	41,791
	Jafron Biomedical Co. Ltd., Class A	10,600	34,756
	Jangho Group Co. Ltd., Class A	32,300	35,227
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	33,718
	JCET Group Co. Ltd., Class A	11,100	53,902
*Ω	JD Health International, Inc.	330,150	2,111,123
*Ω	JD Logistics, Inc.	538,700	933,576
	JD.com, Inc. (9618 HK), Class A	335,328	5,285,417
		Shares	Value»
CHINA — (Continued)
	JD.com, Inc. (JD US), ADR	7,708	$242,725
	Jiajiayue Group Co. Ltd., Class A	9,900	14,658
	Jiangling Motors Corp. Ltd., Class A	11,000	32,275
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	13,800	11,313
	Jiangsu Azure Corp., Class A	25,600	51,195
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	19,619
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	25,652	26,335
	Jiangsu Cnano Technology Co. Ltd., Class A	8,202	47,685
*	Jiangsu Dagang Co. Ltd., Class A	13,000	25,180
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,400	14,579
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	17,000	21,073
	Jiangsu Expressway Co. Ltd., Class H	336,000	412,002
*	Jiangsu General Science Technology Co. Ltd., Class A	28,600	18,447
	Jiangsu Gian Technology Co. Ltd., Class A	5,200	30,910
	Jiangsu Guomao Reducer Co. Ltd., Class A	5,600	11,495
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	53,556
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,200	11,086
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,975	61,049
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	29,668	259,307

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	10,200	$11,012
*	Jiangsu High Hope International Group Corp., Class A	57,300	23,628
	Jiangsu Hongdou Industrial Co. Ltd., Class A	60,100	18,242
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,500	21,300
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	78,100	50,561
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	9,244	38,173
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	21,065
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	74,252
	Jiangsu Linyang Energy Co. Ltd., Class A	46,100	36,959
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,920	47,763
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	12,900	39,512
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	32,356
	Jiangsu Shagang Co. Ltd., Class A	11,400	9,409
	Jiangsu Shentong Valve Co. Ltd., Class A	10,600	20,032
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	2,000	1,571
*	Jiangsu Sopo Chemical Co., Class A	20,200	22,715
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	36,300	26,917
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yanghe Distillery Co. Ltd., Class A	5,300	$49,646
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,090	37,456
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	26,900	18,624
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	22,185
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	9,692	46,917
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	68,800	42,802
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	99,726
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	59,300	24,703
	Jiangxi Bank Co. Ltd., Class H	202,000	17,741
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	16,700	25,357
	Jiangxi Copper Co. Ltd., Class H	384,000	767,512
	Jiangxi Ganyue Expressway Co. Ltd., Class A	46,500	32,722
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	2,200	16,766
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	19,000	25,893
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	39,790
	Jianmin Pharmaceutical Group Co. Ltd., Class A	2,700	15,605
	Jiayou International Logistics Co. Ltd., Class A	23,807	36,688
	Jihua Group Corp. Ltd., Class A	63,300	35,601

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jilin Chemical Fibre, Class A	21,700	$12,175
#††	Jinchuan Group International Resources Co. Ltd.	856,000	52,341
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	55,564
	Jinghua Pharmaceutical Group Co. Ltd., Class A	21,900	23,729
	Jingjin Equipment, Inc., Class A	8,200	17,781
	Jinhui Liquor Co. Ltd., Class A	8,400	21,172
#Ω	Jinxin Fertility Group Ltd.	569,500	241,914
	Jinyu Bio-Technology Co. Ltd., Class A	34,300	40,842
	Jinzai Food Group Co. Ltd., Class A	11,300	19,788
	JiuGui Liquor Co. Ltd., Class A	3,100	20,224
#Ω	Jiumaojiu International Holdings Ltd.	156,000	56,250
	Jiuzhitang Co. Ltd., Class A	6,900	10,963
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	23,000	54,009
	JNBY Design Ltd.	107,000	253,382
Ω	Joinn Laboratories China Co. Ltd., Class H	24,400	74,118
	Jointown Pharmaceutical Group Co. Ltd., Class A	134,132	99,821
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	38,700	32,575
	Jones Tech PLC, Class A	7,600	31,569
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,800	36,033
*	Joy City Property Ltd.	552,000	26,018
	Joyoung Co. Ltd., Class A	9,850	13,753
	JS Corrugating Machinery Co. Ltd., Class A	14,400	23,018
*Ω	JS Global Lifestyle Co. Ltd.	135,500	30,367
		Shares	Value»
CHINA — (Continued)
	JSTI Group, Class A	47,100	$62,770
	Jutal Offshore Oil Services Ltd.	236,000	19,507
*	JY Grandmark Holdings Ltd.	59,000	2,232
	Kaishan Group Co. Ltd., Class A	31,900	60,112
	Kangji Medical Holdings Ltd.	111,500	119,596
*	KBC Corp. Ltd., Class A	3,945	14,494
	Keda Industrial Group Co. Ltd., Class A	27,600	40,701
	Kehua Data Co. Ltd., Class A	7,700	45,056
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,900	25,729
	Kidswant Children Products Co. Ltd., Class A	22,000	40,968
	KingClean Electric Co. Ltd., Class A	7,480	23,897
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	36,598
	Kingnet Network Co. Ltd., Class A	9,000	22,902
	Kingsemi Co. Ltd., Class A	2,554	40,400
	Kingsoft Corp. Ltd.	224,800	1,022,223
	Konfoong Materials International Co. Ltd., Class A	2,900	27,839
*	Konka Group Co. Ltd., Class A	20,600	13,889
	KPC Pharmaceuticals, Inc., Class A	15,500	31,502
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	14,200	36,627
*Ω	Kuaishou Technology	158,400	1,546,626
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	45,889
	Kuangda Technology Group Co. Ltd., Class A	41,000	28,859
*	Kunlun Tech Co. Ltd., Class A	8,875	44,165
	Kunshan Huguang Auto Harness Co. Ltd., Class A	2,800	12,786
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	17,697

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	10,700	$23,723
	Kweichow Moutai Co. Ltd., Class A	11,700	2,308,288
	Lancy Co. Ltd., Class A	8,800	21,514
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	36,400	38,918
	Lao Feng Xiang Co. Ltd., Class A	11,000	71,902
	Laobaixing Pharmacy Chain JSC, Class A	19,617	53,172
	Launch Tech Co. Ltd., Class H	50,500	75,608
	LB Group Co. Ltd., Class A	39,600	93,667
	Leader Harmonious Drive Systems Co. Ltd., Class A	369	6,626
	Lee's Pharmaceutical Holdings Ltd.	56,000	14,163
*Ω	Legend Holdings Corp., Class H	178,600	226,577
	Lenovo Group Ltd.	3,964,000	5,082,835
	Lens Technology Co. Ltd., Class A	43,500	137,158
	Leo Group Co. Ltd., Class A	58,437	31,088
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	69,999
	LexinFintech Holdings Ltd., ADR	27,864	177,494
	Leyard Optoelectronic Co. Ltd., Class A	55,500	46,407
#*	Li Auto, Inc. (LI US), ADR	29,401	767,366
	Li Ning Co. Ltd.	1,101,000	2,332,677
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	31,430
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	11,800	12,214
	Liaoning Cheng Da Co. Ltd., Class A	19,200	31,467
	Liaoning Port Co. Ltd., Class H	236,000	24,624
	Lier Chemical Co. Ltd., Class A	7,700	13,660
*	Lifetech Scientific Corp.	678,000	175,633
	Lingbao Gold Group Co. Ltd., Class H	142,000	183,267
		Shares	Value»
CHINA — (Continued)
	Lingyi iTech Guangdong Co., Class A	54,700	$68,016
#Ω	Linklogis, Inc., Class B	231,000	64,710
#	LK Technology Holdings Ltd.	30,999	12,482
	Loncin Motor Co. Ltd., Class A	22,800	38,071
Ω	Longfor Group Holdings Ltd.	453,000	563,830
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	25,701
	Longshine Technology Group Co. Ltd., Class A	20,000	56,424
	Lonking Holdings Ltd.	456,000	153,900
*	Lotus Holdings Co. Ltd.	38,100	32,583
	Luenmei Quantum Co. Ltd., Class A	46,100	38,438
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	19,308
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	17,636
	Luxi Chemical Group Co. Ltd., Class A	40,200	64,837
	Luxin Venture Capital Group Co. Ltd., Class A	11,200	19,382
	Luxshare Precision Industry Co. Ltd., Class A	52,754	266,961
	Luyang Energy-Saving Materials Co. Ltd.	8,200	12,222
#*Ω	Luye Pharma Group Ltd.	561,500	307,233
	Luzhou Laojiao Co. Ltd., Class A	11,809	201,489
	Maccura Biotechnology Co. Ltd., Class A	19,300	34,319
	Mango Excellent Media Co. Ltd., Class A	22,105	67,535
#Ω	Maoyan Entertainment	155,400	154,077
	Maxscend Microelectronics Co. Ltd., Class A	2,400	24,712
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	28,060
Ω	Medlive Technology Co. Ltd.	57,000	116,199

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Meilleure Health International Industry Group Ltd.	594,000	$18,752
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	56,700	40,224
Ω	Meitu, Inc.	399,000	610,167
*Ω	Meituan, Class B	472,510	7,289,667
	Metallurgical Corp. of China Ltd., Class H	768,000	166,263
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	28,380
*Ω	Microport Cardioflow Medtech Corp.	94,000	16,685
#	MicroPort NeuroScientific Corp.	34,397	62,815
#*	Microport Scientific Corp.	30,200	54,588
	Micro-Tech Nanjing Co. Ltd., Class A	5,563	63,904
	Midea Group Co. Ltd., Class A	31,300	304,747
#*Ω	Midea Real Estate Holding Ltd.	124,600	68,689
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	2,100	15,614
	Ming Yang Smart Energy Group Ltd., Class A	16,100	24,802
#	Ming Yuan Cloud Group Holdings Ltd.	238,000	97,346
	MINISO Group Holding Ltd.	183,600	873,949
*	Minmetals Development Co. Ltd., Class A	10,100	11,174
*	Minmetals Land Ltd.	296,000	15,403
	Minth Group Ltd.	130,000	429,135
	MLS Co. Ltd., Class A	25,996	30,475
*	MMG Ltd.	1,640,799	797,791
*Ω	Mobvista, Inc.	314,000	357,418
	Montage Technology Co. Ltd., Class A	4,975	58,573
	Moon Environment Technology Co. Ltd., Class A	23,400	41,393
#	Morimatsu International Holdings Co. Ltd.	89,000	102,849
	Motic Xiamen Electric Group Co. Ltd., Class A	5,500	12,397
		Shares	Value»
CHINA — (Continued)
*	Nanfang Zhongjin Environment Co. Ltd., Class A	50,400	$26,667
	Nanhua Futures Co. Ltd., Class A	7,600	24,036
	NanJi E-Commerce Co. Ltd., Class A	47,354	24,366
	Nanjing Hanrui Cobalt Co. Ltd., Class A	5,100	25,936
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,877	30,985
	Nanjing Pharmaceutical Co. Ltd., Class A	42,600	30,716
*	Nanjing Tanker Corp., Class A	44,500	17,604
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	13,300	13,781
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	37,692
	NARI Technology Co. Ltd., Class A	77,524	235,669
	NAURA Technology Group Co. Ltd., Class A	3,240	150,482
*	NavInfo Co. Ltd., Class A	20,500	23,871
*	Nayuki Holdings Ltd.	128,500	25,034
	NBTM New Materials Group Co. Ltd., Class A	10,600	35,168
	NetDragon Websoft Holdings Ltd.	110,000	151,927
*Ω	NetEase Cloud Music, Inc.	5,850	189,544
	NetEase, Inc. (9999 HK)	170,600	4,459,866
	NetEase, Inc. (NTES US), ADR	27,458	3,577,777
	Neusoft Corp., Class A	18,600	25,345
	Neutech Group Ltd.	49,600	24,344
#	New China Life Insurance Co. Ltd., Class H	316,600	2,025,895
	New Hope Dairy Co. Ltd., Class A	11,300	25,558
	New Trend International Logis-Tech Co. Ltd., Class A	12,700	21,474

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neway Valve Suzhou Co. Ltd., Class A	10,700	$42,809
*	Newborn Town, Inc.	182,000	245,568
	Newland Digital Technology Co. Ltd., Class A	26,800	110,866
	Nexteer Automotive Group Ltd.	256,000	191,039
*	Ninestar Corp., Class A	9,600	31,344
	Ningbo Boway Alloy Material Co. Ltd., Class A	7,900	19,501
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	22,404
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	22,425
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	12,500	20,141
	Ningbo Joyson Electronic Corp., Class A	23,700	60,111
	Ningbo Orient Wires & Cables Co. Ltd., Class A	8,200	53,941
	Ningbo Peacebird Fashion Co. Ltd., Class A	10,200	20,353
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,540	35,714
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	15,400	48,066
*	Ningbo Shanshan Co. Ltd., Class A	37,500	52,313
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,200	16,774
	Ningbo Tuopu Group Co. Ltd., Class A	7,975	50,715
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	15,882
	Ningbo Yunsheng Co. Ltd., Class A	10,200	16,808
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	28,769
*	Niu Technologies, Sponsored ADR	14,945	53,802
	NKY Medical Holdings Ltd., Class A	14,346	33,057
		Shares	Value»
CHINA — (Continued)
	Noah Holdings Ltd., Sponsored ADR	12,479	$151,620
Ω	Nongfu Spring Co. Ltd., Class H	138,800	801,937
	Norinco International Cooperation Ltd., Class A	41,710	63,714
	North China Pharmaceutical Co. Ltd., Class A	30,700	29,366
	North Copper Co. Ltd., Class A	59,100	87,038
*	North Electro-Optic Co. Ltd., Class A	11,100	32,273
	North Huajin Chemical Industries Co. Ltd., Class A	15,990	11,619
*	North Industries Group Red Arrow Co. Ltd., Class A	19,400	58,712
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,800	26,702
	Northeast Securities Co. Ltd., Class A	48,600	55,504
	Northking Information Technology Co. Ltd., Class A	16,738	47,908
*	NSFOCUS Technologies Group Co. Ltd., Class A	23,600	26,056
*	Nuode New Materials Co. Ltd., Class A	37,200	32,309
	NYOCOR Co. Ltd., Class A	26,500	20,267
*	Offcn Education Technology Co. Ltd., Class A	63,200	25,954
	Offshore Oil Engineering Co. Ltd., Class A	113,459	86,906
	OmniVision Integrated Circuits Group, Inc.	6,287	105,444
	Onewo, Inc., Class H	88,600	252,951
	Oppein Home Group, Inc., Class A	2,900	20,758
	Opple Lighting Co. Ltd., Class A	18,600	47,759
	ORG Technology Co. Ltd., Class A	78,900	59,030
	Orient International Enterprise Ltd., Class A	25,700	26,439
	Orient Overseas International Ltd.	14,000	251,892

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Orient Securities Co. Ltd., Class H	197,600	$189,966
*	Oriental Energy Co. Ltd., Class A	35,400	50,481
	Oriental Pearl Group Co. Ltd., Class A	41,900	44,803
*	Ourpalm Co. Ltd., Class A	42,100	32,188
	Ovctek China, Inc., Class A	20,760	51,538
*	Pacific Securities Co. Ltd., Class A	44,800	24,959
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	13,390	33,662
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	25,721
*	PCI Technology Group Co. Ltd., Class A	51,800	41,137
*	PDD Holdings, Inc., ADR	75,080	8,517,826
*Ω	Peijia Medical Ltd.	53,000	58,001
*	Peking University Resources Holdings Co. Ltd.	148,500	3,057
*	Pengxin International Mining Co. Ltd., Class A	57,000	34,096
	People.cn Co. Ltd., Class A	10,300	29,111
	People's Insurance Co. Group of China Ltd. , Class H	1,426,000	1,095,550
	Perfect World Co. Ltd., Class A	17,200	34,718
Ω	Pharmaron Beijing Co. Ltd., Class H	15,650	45,103
	PICC Property & Casualty Co. Ltd., Class H	1,633,000	3,389,425
	Ping An Bank Co. Ltd., Class A	152,600	259,263
#Ω	Ping An Healthcare & Technology Co. Ltd.	506,394	794,041
	Ping An Insurance Group Co. of China Ltd., Class H	823,500	5,653,625
	PNC Process Systems Co. Ltd., Class A	4,900	16,932
	POCO Holding Co. Ltd., Class A	3,920	32,397
*	Polaris Bay Group Co. Ltd., Class A	39,000	39,468
		Shares	Value»
CHINA — (Continued)
	Poly Developments & Holdings Group Co. Ltd., Class A	72,600	$80,425
	Poly Property Group Co. Ltd.	702,362	138,466
	Poly Property Services Co. Ltd., Class H	38,200	169,549
Ω	Pop Mart International Group Ltd.	129,000	4,024,009
*	Porton Pharma Solutions Ltd., Class A	9,400	30,893
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,051,000	742,437
	Pou Sheng International Holdings Ltd.	548,000	34,821
	Power Construction Corp. of China Ltd., Class A	79,899	75,745
*	Powerwin Tech Group Ltd.	32,000	11,310
	PW Medtech Group Ltd.	171,000	30,832
	Pylon Technologies Co. Ltd., Class A	3,442	20,454
	Q Technology Group Co. Ltd.	109,000	164,295
*	Qi An Xin Technology Group, Inc., Class A	6,828	34,092
	Qianhe Condiment & Food Co. Ltd., Class A	25,204	41,545
	Qifu Technology, Inc., ADR	58,118	1,995,191
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	47,337
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	24,397
	Qingdao Gaoce Technology Co. Ltd., Class A	26,724	38,769
	Qingdao Gon Technology Co. Ltd., Class A	8,200	40,992
	Qingdao Haier Biomedical Co. Ltd., Class A	6,061	27,807
	Qingdao Hanhe Cable Co. Ltd., Class A	63,200	30,433

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	700	$16,582
Ω	Qingdao Port International Co. Ltd., Class H	38,000	31,592
	Qingdao Rural Commercial Bank Corp., Class A	91,100	44,280
	Qingdao Sentury Tire Co. Ltd., Class A	5,460	14,514
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	40,683
*	Qinghai Salt Lake Industry Co. Ltd., Class A	40,600	101,630
*	QuantumCTek Co. Ltd., Class A	196	7,440
	Queclink Wireless Solutions Co. Ltd., Class A	9,500	16,805
	Quectel Wireless Solutions Co. Ltd., Class A	2,279	25,690
*	Radiance Holdings Group Co. Ltd.	166,000	59,190
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	10,681
	Raytron Technology Co. Ltd., Class A	3,725	33,797
	Realcan Pharmaceutical Group Co. Ltd., Class A	25,300	11,014
	Renhe Pharmacy Co. Ltd., Class A	50,100	40,909
	Richinfo Technology Co. Ltd., Class A	6,100	24,080
*	Risen Energy Co. Ltd., Class A	30,000	42,189
	Riyue Heavy Industry Co. Ltd., Class A	14,300	24,035
	Rizhao Port Co. Ltd., Class A	48,300	21,468
	Rockchip Electronics Co. Ltd., Class A	2,100	47,093
	Rongsheng Petrochemical Co. Ltd., Class A	33,100	41,991
*	Roshow Technology Co. Ltd., Class A	26,494	27,502
	Runjian Co. Ltd., Class A	4,700	28,526
		Shares	Value»
CHINA — (Continued)
*	Sai Micro Electronics, Inc., Class A	10,400	$26,860
	SAIC Motor Corp. Ltd., Class A	46,200	110,047
	Sanan Optoelectronics Co. Ltd., Class A	14,800	25,662
	Sangfor Technologies, Inc., Class A	1,600	23,907
	Sanquan Food Co. Ltd., Class A	18,800	28,835
	Sansure Biotech, Inc., Class A	5,033	15,374
	Sany Heavy Equipment International Holdings Co. Ltd.	337,000	316,070
	Sany Heavy Industry Co. Ltd., Class A	42,650	118,060
	Satellite Chemical Co. Ltd., Class A	19,803	53,528
	SDIC Capital Co. Ltd., Class A	21,700	22,759
	Sealand Securities Co. Ltd., Class A	57,400	33,443
*	Seazen Group Ltd.	538,285	171,587
*	Seazen Holdings Co. Ltd., Class A	17,126	34,682
	Seres Group Co. Ltd., Class A	4,000	70,311
	SF Holding Co. Ltd., Class A	38,524	245,918
	SG Micro Corp., Class A	3,458	34,164
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	106,600	57,577
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,000	22,534
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	23,626
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	25,569
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	59,642
	Shandong Denghai Seeds Co. Ltd., Class A	10,100	13,994
Ω	Shandong Gold Mining Co. Ltd., Class H	247,750	766,145
*	Shandong Haihua Co. Ltd., Class A	17,900	14,750

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Head Group Co. Ltd., Class A	11,200	$20,502
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	6,300	48,967
	Shandong Hi-speed Co. Ltd., Class A	8,000	11,203
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	24,900	20,224
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	16,500	8,018
	Shandong Humon Smelting Co. Ltd., Class A	32,600	52,551
	Shandong Jinjing Science & Technology Co. Ltd., Class A	26,700	18,817
	Shandong Lukang Pharma, Class A	22,800	33,231
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	36,599
	Shandong Publishing & Media Co. Ltd., Class A	26,800	33,525
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	47,376
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,700	85,375
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	696,000	612,069
	Shandong WIT Dyne Health Co. Ltd., Class A	4,700	21,571
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	31,600	31,594
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	11,900	23,104
	Shanghai AtHub Co. Ltd., Class A	17,193	62,942
		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	31,200	$42,602
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	10,504	35,094
	Shanghai Baolong Automotive Corp., Class A	3,300	17,705
	Shanghai Baosight Software Co. Ltd., Class A	19,494	66,857
	Shanghai Baosteel Packaging Co. Ltd., Class A	28,200	19,505
	Shanghai Belling Co. Ltd., Class A	4,900	23,182
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	280	5,098
	Shanghai Construction Group Co. Ltd., Class A	141,200	47,451
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	21,450	16,772
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	21,972
*	Shanghai Electric Group Co. Ltd., Class H	534,000	217,810
*	Shanghai Feilo Acoustics Co. Ltd., Class A	10,800	8,543
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	122,021
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	63,000	252,262
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	26,327
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	2,884	10,626
	Shanghai Gentech Co. Ltd., Class A	4,383	21,865

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	15,900	$37,648
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	8,820	31,554
*Ω	Shanghai Henlius Biotech, Inc., Class H	11,100	98,831
	Shanghai Huace Navigation Technology Ltd., Class A	7,420	36,306
	Shanghai Huayi Group Co. Ltd., Class A	49,600	57,182
*	Shanghai Industrial Urban Development Group Ltd.	504,600	21,792
*	Shanghai INT Medical Instruments Co. Ltd.	6,400	22,882
	Shanghai International Airport Co. Ltd., Class A	4,600	20,550
	Shanghai Jahwa United Co. Ltd., Class A	9,800	29,949
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	5,600	17,551
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	36,836
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	30,000	28,289
	Shanghai Liangxin Electrical Co. Ltd., Class A	18,000	24,090
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	28,020
	Shanghai M&G Stationery, Inc., Class A	7,100	30,360
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	14,100	49,645
*	Shanghai Medicilon, Inc., Class A	2,965	26,022
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,174	17,951
		Shares	Value»
CHINA — (Continued)
	Shanghai Moons' Electric Co. Ltd., Class A	1,300	$10,613
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,100	366,978
	Shanghai Pret Composites Co. Ltd., Class A	17,300	28,790
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	21,562
	Shanghai Pudong Development Bank Co. Ltd., Class A	254,500	452,607
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	24,776	60,219
	Shanghai QiFan Cable Co. Ltd., Class A	9,000	19,371
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,200	46,157
	Shanghai Runda Medical Technology Co. Ltd., Class A	17,200	43,836
	Shanghai Rural Commercial Bank Co. Ltd., Class A	60,700	76,666
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	39,100	30,763
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	28,500	45,356
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	43,937
*	Shanghai Stonehill Technology Co. Ltd., Class A	27,200	21,677
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	24,966
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	42,616
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	45,737

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	$36,689
	Shanghai Yaoji Technology Co. Ltd., Class A	14,300	52,130
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	36,300	29,030
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,300	19,213
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	39,500	25,030
	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,600	25,530
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	29,573
	Shanjin International Gold Co. Ltd., Class A	29,800	74,560
	Shannon Semiconductor Technology Co. Ltd., Class A	10,200	47,586
	Shantui Construction Machinery Co. Ltd., Class A	34,500	47,717
	Shanxi Guoxin Energy Corp. Ltd., Class A	52,500	20,141
	Shanxi Hi-speed Group Co. Ltd., Class A	36,800	25,143
	Shanxi Securities Co. Ltd., Class A	18,830	16,072
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	234,588
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	31,000	37,030
	Sharetronic Data Technology Co. Ltd., Class A	3,920	41,800
	Shede Spirits Co. Ltd., Class A	5,100	36,679
	Shengda Resources Co. Ltd., Class A	21,100	44,657
	Shenghe Resources Holding Co. Ltd., Class A	14,800	44,676
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	8,958
		Shares	Value»
CHINA — (Continued)
	Shengyi Technology Co. Ltd., Class A	12,700	$75,324
	Shenma Industry Co. Ltd., Class A	17,300	21,298
	Shennan Circuits Co. Ltd., Class A	3,770	74,133
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	215,170
*	Shenyang Jinbei Automotive Co. Ltd., Class A	32,300	22,413
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,436	21,780
	Shenzhen Agricultural Power Group Co. Ltd., Class A	23,800	21,477
	Shenzhen Airport Co. Ltd., Class A	45,500	44,565
	Shenzhen Aisidi Co. Ltd., Class A	32,000	55,652
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	14,600	20,495
	Shenzhen BSC Technology Co. Ltd., Class A	5,600	25,794
	Shenzhen Capchem Technology Co. Ltd., Class A	9,680	45,253
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	17,487
	Shenzhen Changhong Technology Co. Ltd., Class A	10,700	20,247
	Shenzhen Click Technology Co. Ltd., Class A	9,300	17,645
	Shenzhen Comix Group Co. Ltd., Class A	13,700	13,221
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	16,492
	Shenzhen Desay Battery Technology Co., Class A	6,754	21,318
*	Shenzhen Dynanonic Co. Ltd., Class A	7,752	35,457
	Shenzhen Envicool Technology Co. Ltd., Class A	8,112	45,192

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	21,680	$68,107
	Shenzhen Expressway Corp. Ltd., Class H	158,000	135,961
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	13,900	36,538
*	Shenzhen Fenda Technology Co. Ltd., Class A	17,300	15,742
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	919	15,552
	Shenzhen FRD Science & Technology Co. Ltd., Class A	11,300	36,839
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	27,100	27,174
	Shenzhen Gas Corp. Ltd., Class A	37,900	33,930
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	17,069
	Shenzhen Goodix Technology Co. Ltd., Class A	2,000	20,528
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	51,396
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	41,500	33,891
	Shenzhen Honor Electronic Co. Ltd., Class A	1,500	27,494
	Shenzhen Huaqiang Industry Co. Ltd., Class A	6,100	21,868
	Shenzhen Inovance Technology Co. Ltd., Class A	12,050	105,680
	Shenzhen International Holdings Ltd.	462,250	462,226
*	Shenzhen Investment Ltd.	825,174	94,336
	Shenzhen Invt Electric Co. Ltd., Class A	14,100	15,934
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	$15,133
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	29,074
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,100	54,266
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	20,926
	Shenzhen Kedali Industry Co. Ltd., Class A	5,000	75,808
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	13,300	35,136
	Shenzhen Kinwong Electronic Co. Ltd., Class A	9,600	88,300
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,100	19,587
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,100	29,006
	Shenzhen Leaguer Co. Ltd., Class A	35,800	40,346
	Shenzhen Lifotronic Technology Co. Ltd., Class A	8,011	15,123
	Shenzhen Megmeet Electrical Co. Ltd., Class A	5,200	42,760
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	22,656
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,200	359,258
	Shenzhen MTC Co. Ltd., Class A	40,800	25,458
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,400	72,464
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	23,849

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Noposin Crop Science Co. Ltd., Class A	18,400	$28,878
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	19,659
	Shenzhen Qingyi Photomask Ltd., Class A	4,798	19,495
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	4,000	27,725
	Shenzhen SC New Energy Technology Corp., Class A	5,245	40,114
	Shenzhen SED Industry Co. Ltd., Class A	8,900	27,827
	Shenzhen SEG Co. Ltd., Class A	18,200	20,506
	Shenzhen Senior Technology Material Co. Ltd., Class A	16,993	27,388
	Shenzhen Sinexcel Electric Co. Ltd., Class A	2,800	12,452
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	43,822
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	14,153
	Shenzhen Sunway Communication Co. Ltd., Class A	13,100	43,279
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	16,601
	Shenzhen Topband Co. Ltd., Class A	25,000	48,004
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,300	21,022
	Shenzhen Transsion Holdings Co. Ltd., Class A	13,384	141,391
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,200	21,223
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	14,100	45,508
		Shares	Value»
CHINA — (Continued)
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	$15,751
	Shenzhen Yinghe Technology Co. Ltd., Class A	18,600	53,128
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	17,400	20,111
*	Shenzhen Ysstech Info-tech Co. Ltd., Class A	6,800	22,903
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	68,997
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	51,829
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	11,100	35,742
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,357	18,806
	Shinva Medical Instrument Co. Ltd., Class A	11,960	27,587
#	Shiyue Daotian Group Co. Ltd.	30,000	30,787
††	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	525
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	39,000	30,255
	Shui On Land Ltd.	940,500	91,888
*	Siasun Robot & Automation Co. Ltd., Class A	4,900	11,480
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	102,066
	Sichuan Development Lomon Co. Ltd., Class A	39,300	61,255
	Sichuan EM Technology Co. Ltd., Class A	19,100	46,408
#	Sichuan Expressway Co. Ltd., Class H	234,000	140,592
	Sichuan Haite High-tech Co. Ltd., Class A	14,200	21,672

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	$32,876
	Sichuan Injet Electric Co. Ltd., Class A	1,800	12,137
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	21,910
*	Sichuan Lutianhua Co. Ltd., Class A	38,500	24,093
	Sichuan New Energy Power Co. Ltd., Class A	30,700	42,735
	Sichuan Road & Bridge Group Co. Ltd., Class A	57,880	66,802
	Sichuan Swellfun Co. Ltd., Class A	5,600	32,173
	Sichuan Teway Food Group Co. Ltd., Class A	14,300	22,430
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	47,336
	Sieyuan Electric Co. Ltd., Class A	8,600	93,119
*	SIM Technology Group Ltd.	262,000	9,779
Ω	Simcere Pharmaceutical Group Ltd.	81,000	135,826
	Sineng Electric Co. Ltd., Class A	7,980	25,234
	Sino Biopharmaceutical Ltd.	2,319,000	2,220,909
	Sinocare, Inc., Class A	9,700	28,186
*	Sinochem International Corp., Class A	21,000	11,838
	Sinofert Holdings Ltd.	464,000	83,796
	Sinolink Securities Co. Ltd., Class A	30,800	39,688
*	Sinolink Worldwide Holdings Ltd.	30,240	38,610
	Sinoma International Engineering Co., Class A	67,300	84,834
	Sinoma Science & Technology Co. Ltd., Class A	13,400	52,411
	Sinomach Automobile Co. Ltd., Class A	45,500	40,194
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	45,137
		Shares	Value»
CHINA — (Continued)
	Sinomine Resource Group Co. Ltd., Class A	7,952	$39,907
	Sinopec Engineering Group Co. Ltd., Class H	534,500	415,019
	Sinopec Kantons Holdings Ltd.	336,000	193,052
*	Sinopec Oilfield Equipment Corp., Class A	25,900	24,799
*	Sinopec Oilfield Service Corp., Class H	906,000	91,303
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	71,076
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	3,246	22,146
	Sinopharm Group Co. Ltd., Class H	632,800	1,521,015
	Sino-Platinum Metals Co. Ltd., Class A	10,478	21,970
	Sinoseal Holding Co. Ltd., Class A	3,600	18,590
	Sinosoft Co. Ltd., Class A	19,880	54,850
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	38,082
	Sinosteel New Materials Co. Ltd., Class A	20,800	28,147
	Sinotrans Ltd., Class H	819,000	454,186
	Sinotruk Hong Kong Ltd.	206,000	627,796
	Sinotruk Jinan Truck Co. Ltd., Class A	18,000	45,712
	Skshu Paint Co. Ltd., Class A	7,078	37,650
	Skyworth Digital Co. Ltd., Class A	29,900	47,351
	Songcheng Performance Development Co. Ltd., Class A	14,900	17,670
	Sonoscape Medical Corp., Class A	8,300	36,883
	SooChow Securities Co. Ltd., Class A	35,340	46,864
	Southern Publishing & Media Co. Ltd., Class A	11,900	23,558

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Southwest Securities Co. Ltd., Class A	58,800	$37,012
	Stanley Agricultural Group Co. Ltd., Class A	22,600	27,678
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	27,700	31,142
	StarPower Semiconductor Ltd., Class A	2,660	31,614
	State Grid Information & Communication Co. Ltd., Class A	17,400	42,841
	STO Express Co. Ltd., Class A	35,000	74,081
	Sufa Technology Industry Co. Ltd. CNNC, Class A	11,400	33,174
	Sumavision Technologies Co. Ltd., Class A	21,300	16,930
	Sumec Corp. Ltd., Class A	48,500	70,688
	Sun Art Retail Group Ltd.	314,500	82,897
*	Sun Create Electronics Co. Ltd., Class A	2,704	10,172
	Sun King Technology Group Ltd.	240,000	46,093
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	33,090
	Sungrow Power Supply Co. Ltd., Class A	24,640	245,952
	Suning Universal Co. Ltd., Class A	52,000	15,738
	Sunny Optical Technology Group Co. Ltd.	96,200	891,325
	Sunresin New Materials Co. Ltd., Class A	7,875	56,543
	Sunrise Group Co. Ltd., Class A	26,000	20,127
	Suntak Technology Co. Ltd., Class A	22,200	40,827
	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	39,176
	Sunwoda Electronic Co. Ltd., Class A	13,100	39,070
		Shares	Value»
CHINA — (Continued)
	Suofeiya Home Collection Co. Ltd., Class A	12,600	$23,896
	SUPCON Technology Co. Ltd., Class A	3,434	22,748
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	28,039
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,100	129,842
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	35,957
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	13,881
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	8,805
	Suzhou Secote Precision Electronic Co. Ltd., Class A	4,900	23,587
	Suzhou Sushi Testing Group Co. Ltd., Class A	10,600	24,003
	Suzhou TFC Optical Communication Co. Ltd., Class A	8,748	127,310
#	SY Holdings Group Ltd.	86,000	153,974
	Symphony Holdings Ltd.	330,000	43,710
	SYoung Group Co. Ltd., Class A	10,900	25,480
	Taiji Computer Corp. Ltd., Class A	10,439	35,910
*	Taiyuan Heavy Industry Co. Ltd., Class A	58,500	19,099
	TangShan Port Group Co. Ltd., Class A	54,500	30,670
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	48,170
	Tasly Pharmaceutical Group Co. Ltd., Class A	15,400	35,036
	TCL Electronics Holdings Ltd.	308,000	398,894
	TDG Holdings Co. Ltd., Class A	24,800	27,710

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	$35,961
	Ten Pao Group Holdings Ltd.	140,000	34,840
	Tencent Holdings Ltd.	672,000	47,048,198
	Tencent Music Entertainment Group, ADR	114,507	2,403,502
#	Tenfu Cayman Holdings Co. Ltd.	46,000	18,384
	Three Squirrels, Inc., Class A	7,900	28,445
	Thunder Software Technology Co. Ltd., Class A	3,000	24,339
	Tian An China Investment Co. Ltd.	112,000	64,989
	Tian Lun Gas Holdings Ltd.	55,500	23,985
*††	Tian Shan Development Holding Ltd.	76,000	0
	Tiande Chemical Holdings Ltd.	244,000	37,327
#	Tiangong International Co. Ltd.	216,000	55,557
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	7,700	22,627
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	26,141
	Tianjin Development Holdings Ltd.	60,000	19,836
	Tianjin Port Co. Ltd., Class A	70,200	45,028
	Tianjin Port Development Holdings Ltd.	304,000	27,886
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	23,983
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	32,700	19,856
*	Tianma Microelectronics Co. Ltd., Class A	32,300	41,407
	Tianneng Power International Ltd.	184,000	158,950
#*	Tianqi Lithium Corp., Class H	45,600	204,986
		Shares	Value»
CHINA — (Continued)
	Tianrun Industry Technology Co. Ltd., Class A	36,500	$31,264
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	50,270
	Tibet Mineral Development Co. Ltd., Class A	7,900	23,881
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,480	56,002
	Time Interconnect Technology Ltd.	88,000	104,733
	Tingyi Cayman Islands Holding Corp.	368,000	544,001
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	32,574
	TK Group Holdings Ltd.	30,000	9,273
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	35,465
	Toly Bread Co. Ltd., Class A	26,129	19,903
	Tomson Group Ltd.	221,689	90,651
	Tongcheng Travel Holdings Ltd.	354,400	887,995
	Tongdao Liepin Group	70,200	37,242
	TongFu Microelectronics Co. Ltd., Class A	9,700	37,789
	Tongguan Gold Group Ltd.	196,000	45,059
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	19,900	22,935
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	11,000	35,282
	Tongkun Group Co. Ltd., Class A	31,900	54,829
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	45,484
	Tongling Nonferrous Metals Group Co. Ltd., Class A	149,100	71,890
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	19,554
	Topchoice Medical Corp., Class A	7,089	45,242

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Topsec Technologies Group, Inc., Class A	38,100	$42,465
Ω	Topsports International Holdings Ltd.	765,000	308,638
	Toread Holdings Group Co. Ltd., Class A	26,900	32,418
	Towngas Smart Energy Co. Ltd.	307,626	156,225
*	TPV Technology Co. Ltd., Class A	142,500	47,071
	Transfar Zhilian Co. Ltd., Class A	79,500	67,384
	TravelSky Technology Ltd., Class H	97,000	154,219
	Triangle Tyre Co. Ltd., Class A	10,100	19,397
*	Trigiant Group Ltd.	272,000	11,300
*	Trina Solar Co. Ltd., Class A	13,079	28,123
	Trip.com Group Ltd. (9961 HK)	30,400	1,887,306
#	Trip.com Group Ltd. (TCOM US), ADR	38,258	2,370,083
	Triumph Science & Technology Co. Ltd., Class A	7,400	12,297
*	TRS Information Technology Corp. Ltd., Class A	10,300	35,125
*	Truking Technology Ltd., Class A	10,500	12,485
	Truly International Holdings Ltd.	98,000	14,693
	Tsingtao Brewery Co. Ltd., Class H	144,000	914,825
	TSP Wind Power Group Co. Ltd.	28,400	28,345
	Tuniu Corp., Sponsored ADR	11,396	9,003
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,319	31,974
	Unilumin Group Co. Ltd., Class A	43,100	42,432
	Uni-President China Holdings Ltd.	221,000	279,205
	Unisplendour Corp. Ltd., Class A	30,780	105,258
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	49,112
	Valiant Co. Ltd., Class A	29,200	51,265
		Shares	Value»
CHINA — (Continued)
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	4,200	$10,601
	Vatti Corp. Ltd., Class A	13,500	12,002
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,200	26,471
*	Venustech Group, Inc., Class A	11,700	25,850
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	1,465	20,135
	Vipshop Holdings Ltd., ADR	149,155	2,250,749
	Visual China Group Co. Ltd., Class A	5,600	16,766
*Ω	Viva Biotech Holdings	172,000	36,380
	Walvax Biotechnology Co. Ltd., Class A	19,100	33,217
	Wangneng Environment Co. Ltd., Class A	8,600	20,126
	Wangsu Science & Technology Co. Ltd., Class A	17,700	26,762
#	Wanguo Gold Group Ltd.	44,000	169,764
	Want Want China Holdings Ltd.	969,000	700,368
	Wanxiang Qianchao Co. Ltd., Class A	31,300	32,769
	Warom Technology, Inc. Co., Class A	7,000	20,506
	Wasion Holdings Ltd.	134,000	145,572
	Weibo Corp. (9898 HK), Class A	760	7,421
#	Weibo Corp. (WB US), Sponsored ADR	16,135	155,541
	Weichai Power Co. Ltd., Class H	692,000	1,466,947
	Weifu High-Technology Group Co. Ltd., Class A	15,600	41,747
	Weihai Guangwei Composites Co. Ltd., Class A	12,320	51,862
	Wencan Group Co. Ltd., Class A	5,200	14,957
	Wenzhou Yihua Connector Co. Ltd., Class A	4,000	21,579
	Western Mining Co. Ltd., Class A	31,700	73,435

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Western Region Gold Co. Ltd., Class A	14,200	$37,611
	Western Securities Co. Ltd., Class A	43,700	50,781
	Western Superconducting Technologies Co. Ltd., Class A	6,525	49,374
#	Wharf Holdings Ltd.	153,000	435,131
	Willfar Information Technology Co. Ltd., Class A	4,219	19,974
	Winall Hi-Tech Seed Co. Ltd., Class A	11,400	14,365
	Windey Energy Technology Group Co. Ltd., Class A	7,410	13,021
	Wingtech Technology Co. Ltd., Class A	6,900	35,380
	Winning Health Technology Group Co. Ltd., Class A	28,000	42,153
	Wolong Electric Group Co. Ltd., Class A	14,400	45,550
*	World Union Group, Inc., Class A	32,800	10,815
	Wuchan Zhongda Group Co. Ltd., Class A	108,100	80,910
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	5,036	43,176
	Wuhan East Lake High Technology Group Co. Ltd., Class A	28,200	36,127
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	18,427
*	Wuhan Guide Infrared Co. Ltd., Class A	21,106	34,413
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,900	15,757
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	28,798
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	5,900	24,280
	Wuhu Token Science Co. Ltd., Class A	37,700	31,524
	Wuliangye Yibin Co. Ltd., Class A	30,812	518,261
		Shares	Value»
CHINA — (Continued)
	WUS Printed Circuit Kunshan Co. Ltd., Class A	22,790	$177,091
#Ω	WuXi AppTec Co. Ltd., Class H	70,400	939,081
	Wuxi Autowell Technology Co. Ltd., Class A	8,430	38,550
	Wuxi Best Precision Machinery Co. Ltd., Class A	7,000	23,965
*Ω	Wuxi Biologics Cayman, Inc.	614,000	2,496,543
	Wuxi Boton Technology Co. Ltd., Class A	5,900	19,804
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	24,900	48,791
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,000	14,087
	Wuxi NCE Power Co. Ltd., Class A	5,740	25,431
	Wuxi Rural Commercial Bank Co. Ltd., Class A	40,800	34,122
	Wuxi Taiji Industry Ltd. Co., Class A	38,600	35,253
	XCMG Construction Machinery Co. Ltd., Class A	127,100	148,014
	XGD, Inc., Class A	12,100	49,929
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	74,500	7,377
	Xiamen Bank Co. Ltd., Class A	41,100	39,127
	Xiamen C & D, Inc., Class A	53,600	75,533
	Xiamen Changelight Co. Ltd., Class A	10,900	17,806
	Xiamen Faratronic Co. Ltd., Class A	2,700	41,212
	Xiamen International Airport Co. Ltd., Class A	11,480	23,239
	Xiamen Intretech, Inc., Class A	16,990	42,525
	Xiamen ITG Group Corp. Ltd., Class A	57,300	50,115
	Xiamen Jihong Technology Co. Ltd., Class A	4,100	9,601
	Xiamen Kingdomway Group Co., Class A	13,000	35,676

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Port Development Co. Ltd., Class A	22,300	$25,748
	Xiamen Tungsten Co. Ltd., Class A	31,600	101,813
	Xiamen Xiangyu Co. Ltd., Class A	74,206	73,503
	Xi'an Bright Laser Technologies Co. Ltd., Class A	1,025	8,401
	Xi'An Shaangu Power Co. Ltd., Class A	34,700	42,426
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	19,991
	Xiandai Investment Co. Ltd., Class A	41,500	24,749
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	27,900	54,045
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	17,900	33,116
*Ω	Xiaomi Corp., Class B	1,338,800	9,007,380
	Xilinmen Furniture Co. Ltd., Class A	8,000	17,405
	Xinfengming Group Co. Ltd., Class A	35,700	61,124
	Xingfa Aluminium Holdings Ltd.	41,000	44,384
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	200,492
	Xinhuanet Co. Ltd., Class A	10,660	28,221
	Xinjiang Communications Construction Group Co. Ltd., Class A	5,700	9,464
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	21,300	24,980
	Xinxiang Chemical Fiber Co. Ltd., Class A	26,500	14,335
#	Xinyi Energy Holdings Ltd.	453,744	71,819
*	Xizang Zhufeng Resources Co. Ltd., Class A	15,200	24,789
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,000	24,467
*	XPeng, Inc., Class A	145,300	1,322,229
		Shares	Value»
CHINA — (Continued)
	Xtep International Holdings Ltd.	546,962	$391,603
	Xuji Electric Co. Ltd., Class A	21,100	66,489
*	Xunlei Ltd., ADR	19,606	90,580
Ω	Yadea Group Holdings Ltd.	438,653	690,257
	Yangling Metron New Material, Inc., Class A	12,826	25,518
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	22,249
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,700	49,639
	Yankershop Food Co. Ltd., Class A	4,830	45,637
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	20,265
	Yantai China Pet Foods Co. Ltd., Class A	5,400	42,546
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	24,153
	Yantai Eddie Precision Machinery Co. Ltd., Class A	15,380	38,659
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	21,300	115,087
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	47,496
*	Yatsen Holding Ltd., ADR	25,009	222,830
	YD Electronic Technology Co. Ltd., Class A	6,600	24,473
#*	Yeahka Ltd.	59,600	106,342
	Yealink Network Technology Corp. Ltd., Class A	12,772	59,377
	Yeebo International Holdings Ltd.	42,000	11,784
	YGSOFT, Inc., Class A	25,800	22,365
*	Yibin Tianyuan Group Co. Ltd., Class A	33,800	24,220
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	91,200	167,064

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yifan Pharmaceutical Co. Ltd., Class A	13,800	$28,163
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,041	72,489
#	Yihai International Holding Ltd.	153,000	263,434
	Yindu Kitchen Equipment Co. Ltd., Class A	8,410	19,231
	Yiren Digital Ltd., Sponsored ADR	11,804	69,880
Ω	Yixin Group Ltd.	253,500	81,202
	Yixintang Pharmaceutical Group Co. Ltd., Class A	10,200	21,221
	Yizumi Holdings Co. Ltd., Class A	9,100	26,065
	Yonfer Agricultural Technology Co. Ltd., Class A	50,100	98,932
*	Yonghui Superstores Co. Ltd., Class A	30,400	19,841
	Yotrio Group Co. Ltd., Class A	40,700	21,185
*	Youcare Pharmaceutical Group Co. Ltd., Class A	9,354	40,578
	Youngor Fashion Co. Ltd., Class A	66,900	68,266
	Youngy Co. Ltd., Class A	6,400	30,632
	Youzu Interactive Co. Ltd., Class A	21,100	43,270
	YTO Express Group Co. Ltd., Class A	32,600	66,658
	Yuexiu Property Co. Ltd.	476,800	280,383
	Yuexiu Services Group Ltd.	77,500	29,157
	Yuexiu Transport Infrastructure Ltd.	192,000	93,230
	Yum China Holdings, Inc. (YUMC US)	751	33,555
	YUNDA Holding Group Co. Ltd., Class A	61,380	64,746
	Yunkang Group Ltd.	8,000	4,218
	Yunnan Baiyao Group Co. Ltd., Class A	12,780	99,543
	Yunnan Copper Co. Ltd., Class A	48,500	87,050
*	Yunnan Energy New Material Co. Ltd., Class A	5,600	22,964
	Shares	Value»
CHINA — (Continued)
Yunnan Nantian Electronics Information Co. Ltd., Class A	11,800	$32,290
Yunnan Tin Co. Ltd., Class A	41,800	103,300
Yusys Technologies Co. Ltd., Class A	7,040	26,044
Yutong Bus Co. Ltd., Class A	28,600	98,977
Zangge Mining Co. Ltd., Class A	6,900	43,989
ZBOM Home Collection Co. Ltd., Class A	5,605	7,726
Zengame Technology Holding Ltd.	112,000	33,436
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,029	194,483
Zhaojin Mining Industry Co. Ltd., Class H	182,500	453,189
Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	5,600	10,078
Zhefu Holding Group Co. Ltd., Class A	75,300	37,953
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	21,200	32,204
Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	19,180	30,849
Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	34,136
Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	2,300	28,046
Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	78,316
Zhejiang Chint Electrics Co. Ltd., Class A	24,300	76,672
Zhejiang Communications Technology Co. Ltd., Class A	76,580	42,848
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	56,400	36,415

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Crystal-Optech Co. Ltd., Class A	12,900	$37,280
	Zhejiang Dahua Technology Co. Ltd., Class A	29,002	65,405
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	32,000	61,508
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,500	51,359
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	28,100	44,478
	Zhejiang Expressway Co. Ltd., Class H	484,160	461,312
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	20,045
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	28,300	38,503
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	25,200	39,092
	Zhejiang Hailiang Co. Ltd., Class A	55,700	84,676
	Zhejiang Hailide New Material Co. Ltd., Class A	33,300	25,659
	Zhejiang HangKe Technology, Inc. Co., Class A	10,560	29,261
	Zhejiang Hangmin Co. Ltd., Class A	16,190	15,990
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	14,316
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	20,700	32,748
	Zhejiang Huace Film & Television Co. Ltd., Class A	39,600	42,022
	Zhejiang Huayou Cobalt Co. Ltd., Class A	10,620	65,008
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	58,813
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	$26,642
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	9,400	21,378
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	12,400	47,934
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	22,860	52,364
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,100	26,251
	Zhejiang Juhua Co. Ltd., Class A	14,614	54,214
	Zhejiang Lante Optics Co. Ltd., Class A	5,852	22,130
	Zhejiang Longsheng Group Co. Ltd., Class A	29,600	43,512
	Zhejiang Medicine Co. Ltd., Class A	18,416	40,723
	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	22,678
	Zhejiang NHU Co. Ltd., Class A	40,548	126,110
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	32,670	27,428
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	15,100
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	19,190
	Zhejiang Runtu Co. Ltd., Class A	42,100	44,502
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,000	47,634
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	43,842
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	32,682	25,649

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	5,800	$17,359
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	10,807
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	29,900	32,070
	Zhejiang Supor Co. Ltd., Class A	3,700	26,662
	Zhejiang Taihua New Material Group Co. Ltd., Class A	5,700	7,640
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	10,484
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	12,700	29,114
	Zhejiang Wanliyang Co. Ltd., Class A	22,800	23,787
	Zhejiang Wanma Co. Ltd., Class A	19,100	37,816
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	40,987
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	25,600	38,029
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,500	40,753
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	28,549
	Zhejiang XCC Group Co. Ltd., Class A	5,000	23,796
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	23,134
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	35,883
	Zhejiang Xinao Textiles, Inc., Class A	9,800	8,067
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	12,855
	Zhejiang Yinlun Machinery Co. Ltd., Class A	6,700	26,901
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Yongtai Technology Co. Ltd., Class A	19,300	$34,734
	Zhende Medical Co. Ltd., Class A	2,900	8,910
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	20,100	14,039
	Zheshang Securities Co. Ltd., Class A	20,000	31,528
	Zhewen Interactive Group Co. Ltd., Class A	24,600	29,247
#*	Zhihu, Inc.	18,400	26,412
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	248,900	636,964
	Zhongji Innolight Co. Ltd., Class A	11,900	356,867
	Zhongjin Gold Corp. Ltd., Class A	45,100	89,728
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	6,200	16,835
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	23,500	20,804
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	59,844
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	24,978
	Zhongsheng Group Holdings Ltd.	339,500	571,077
	Zhongtai Securities Co. Ltd., Class A	11,600	10,745
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	17,300	26,249
#	Zhongyu Energy Holdings Ltd.	215,000	105,472
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	5,927
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	27,656
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	112,900	457,966

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	3,900	$19,161
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	52,771
*	Zhuzhou Smelter Group Co. Ltd., Class A	18,800	29,424
	Zhuzhou Times New Material Technology Co. Ltd., Class A	15,400	27,319
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,200	20,426
	ZJAMP Group Co. Ltd., Class A	17,100	21,589
#Ω	ZJLD Group, Inc.	129,000	110,002
	ZMJ Group Co. Ltd., Class H	61,800	117,661
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	323,600	252,535
#	ZTE Corp., Class H	152,400	480,855
	ZTO Express Cayman, Inc. (2057 HK)	43,750	852,889
	ZTO Express Cayman, Inc. (ZTO US), ADR	16,402	322,955
	ZWSOFT Co. Ltd. Guangzhou, Class A	3,029	26,248
#*	Zx, Inc.	25,400	43,991
Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	29,500	88,978
TOTAL CHINA			335,768,955
COLOMBIA — (0.1%)
	Celsia SA	54,286	60,956
	Grupo Aval Acciones y Valores SA, ADR	4,349	12,221
	Grupo Cibest SA	20,019	260,655
	Grupo Cibest SA, ADR	9,294	403,546
	Grupo Energia Bogota SA ESP	179,125	126,243
	Interconexion Electrica SA ESP	40,591	203,646
	Mineros SA	13,708	24,758
	Promigas SA ESP	46,475	74,391
TOTAL COLOMBIA			1,166,416
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,954	331,258
		Shares	Value»
CZECH REPUBLIC — (Continued)
Ω	Moneta Money Bank AS	25,098	$174,572
TOTAL CZECH REPUBLIC			505,830
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	91,950	175,763
GREECE — (0.5%)
*	Aktor SA Holding Co. Technical & Energy Projects	7,411	52,710
	Alpha Bank SA	185,968	696,102
	Athens International Airport SA	5,095	58,112
	Athens Water Supply & Sewage Co. SA	6,473	54,162
	Autohellas Tourist & Trading SA	5,765	69,969
	Avax SA	7,770	20,169
	Bank of Greece	4,972	85,553
	Ellaktor SA	12,375	18,721
	ElvalHalcor SA	22,035	63,123
	Eurobank Ergasias Services & Holdings SA	187,823	689,378
	Fourlis Holdings SA	12,777	64,773
	GEK Terna SA	5,864	144,735
	Hellenic Exchanges - Athens Stock Exchange SA	7,039	55,966
	Hellenic Telecommunications Organization SA	17,341	314,277
	Helleniq Energy Holdings SA	31,421	275,849
	Ideal Holdings SA	8,352	57,122
#	Intracom Holdings SA	12,803	48,251
	Jumbo SA	21,013	708,762
	Kri-Kri Milk Industry SA	2,713	57,974
*	LAMDA Development SA	4,426	33,604
*	Lavipharm SA	13,888	12,570
	Metlen Energy & Metals SA	1,010	55,561
	Motor Oil Hellas Corinth Refineries SA	20,367	583,462
	National Bank of Greece SA	40,552	565,642
	OPAP SA	33,126	741,914
	Piraeus Port Authority SA	1,629	89,415

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Profile Systems & Software SA	3,854	$33,612
	Quest Holdings SA	8,669	72,319
	Sarantis SA	5,551	84,848
	Thrace Plastics Holding & Co.	3,797	17,093
TOTAL GREECE			5,825,748
HONG KONG — (0.0%)
	PAX Global Technology Ltd.	49,000	42,447
HUNGARY — (0.2%)
*	4iG Nyrt	5,746	30,031
	Magyar Telekom Telecommunications PLC	97,235	482,809
*	MASTERPLAST Nyrt	1,147	9,455
	OTP Bank Nyrt	22,647	1,837,711
	Richter Gedeon Nyrt	15,998	479,749
TOTAL HUNGARY			2,839,755
INDIA — (16.4%)
	360 ONE WAM Ltd.	55,496	664,441
	3M India Ltd.	587	207,175
	63 Moons Technologies Ltd.	6,370	72,429
	Aarti Industries Ltd.	14,842	70,374
	ABB India Ltd.	6,445	403,867
	Abbott India Ltd.	126	49,389
	Accelya Solutions India Ltd.	1,511	23,833
	Action Construction Equipment Ltd.	15,331	197,531
*	Adani Green Energy Ltd.	17,622	196,976
	Adani Total Gas Ltd.	27,211	186,370
	ADF Foods Ltd.	12,605	35,009
*	Aditya Birla Capital Ltd.	305,852	890,608
*	Aditya Birla Fashion & Retail Ltd.	51,393	42,584
*	Aditya Birla Lifestyle Brands Ltd.	51,393	83,603
	Advanced Enzyme Technologies Ltd.	11,626	46,231
	Aegis Logistics Ltd.	43,099	352,148
*	Affle 3i Ltd.	10,674	235,141
	Ahluwalia Contracts India Ltd.	5,052	58,867
	AIA Engineering Ltd.	2,473	88,346
	Ajanta Pharma Ltd.	10,574	329,747
	Ajmera Realty & Infra India Ltd.	2,145	21,766
	Akzo Nobel India Ltd.	3,858	165,863
		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	9,666	$107,454
	Alkem Laboratories Ltd.	7,590	434,557
*	Allcargo Gati Ltd.	15,561	11,459
	Allcargo Logistics Ltd.	123,978	49,189
	Allied Digital Services Ltd.	4,683	8,425
	Amara Raja Energy & Mobility Ltd.	22,821	250,333
*	Amber Enterprises India Ltd.	2,285	206,198
	Ambika Cotton Mills Ltd.	671	11,841
	Anant Raj Ltd.	23,144	146,971
	Angel One Ltd.	14,848	436,846
	Anup Engineering Ltd.	1,400	42,465
	Apar Industries Ltd.	5,389	542,154
	APL Apollo Tubes Ltd.	57,568	1,046,842
	Apollo Tyres Ltd.	30,012	154,550
	Aptech Ltd.	4,388	6,488
	Aptus Value Housing Finance India Ltd.	19,676	73,532
	Arvind Fashions Ltd.	24,134	152,140
	Arvind SmartSpaces Ltd.	4,403	31,145
*	Ashapura Minechem Ltd.	2,437	15,304
	Ashiana Housing Ltd.	10,235	37,054
	Ashok Leyland Ltd.	1,062,128	1,462,054
*	Ashoka Buildcon Ltd.	41,864	95,918
	Asian Paints Ltd.	68,528	1,866,534
Ω	Aster DM Healthcare Ltd.	44,244	304,369
	Astra Microwave Products Ltd.	7,406	80,787
	Astral Ltd.	15,251	242,691
	AstraZeneca Pharma India Ltd.	1,479	154,427
Ω	AU Small Finance Bank Ltd.	50,099	422,391
	AurionPro Solutions Ltd.	5,307	81,669
	Automotive Axles Ltd.	548	11,599
	Avadh Sugar & Energy Ltd.	1,668	8,715
	Avantel Ltd.	27,576	39,818
	Avanti Feeds Ltd.	10,804	83,170
*Ω	Avenue Supermarts Ltd.	12,277	594,028
*	AWL Agri Business Ltd.	14,560	43,326
	Axis Bank Ltd. (AXSB IN)	66,855	811,892
*	AXISCADES Technologies Ltd.	6,885	103,250

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Auto Ltd.	8,724	$793,801
*	Bajaj Consumer Care Ltd.	19,757	50,298
	Bajaj Finance Ltd.	252,210	2,520,521
	Bajaj Finserv Ltd.	32,683	724,680
	Bajaj Holdings & Investment Ltd.	3,982	636,575
	Balaji Amines Ltd.	1,762	35,805
	Balrampur Chini Mills Ltd.	39,453	263,033
	Banco Products India Ltd.	7,160	48,277
Ω	Bandhan Bank Ltd.	216,689	413,257
	Bank of India	138,098	174,556
	Bank of Maharashtra	149,303	94,926
	Bannari Amman Sugars Ltd.	614	26,249
	BASF India Ltd.	4,885	278,750
	Bata India Ltd.	14,808	202,133
	Bayer CropScience Ltd.	4,956	356,808
	BCL Industries Ltd.	12,912	6,479
	BEML Ltd.	4,818	215,904
	Berger Paints India Ltd.	82,416	526,869
*	BF Utilities Ltd.	6,688	56,621
	Bhansali Engineering Polymers Ltd.	24,745	32,714
	Bharat Bijlee Ltd.	1,886	63,213
	Bharat Electronics Ltd.	537,864	2,336,032
	Bharat Heavy Electricals Ltd.	224,965	608,994
	Bharat Petroleum Corp. Ltd.	219,760	815,867
	Bharat Rasayan Ltd.	293	36,316
	Bharti Airtel Ltd.	189,241	4,114,663
	Biocon Ltd.	45,779	203,208
	BirlaNu Ltd.	812	21,268
	Birlasoft Ltd.	54,584	241,437
*	BL Kashyap & Sons Ltd.	12,089	10,820
*	Black Box Ltd.	20,920	120,774
	Blue Dart Express Ltd.	1,255	85,537
	Blue Star Ltd.	28,323	558,526
*	Bluspring Enterprises Ltd.	21,752	21,852
	Bombay Burmah Trading Co.	6,371	137,109
	Bombay Dyeing & Manufacturing Co. Ltd.	30,915	59,617
*	Borosil Scientific Ltd.	1,998	3,730
	Bosch Ltd.	870	399,271
	Brigade Enterprises Ltd.	11,908	135,287
*	Brightcom Group Ltd.	280,280	43,866
	Britannia Industries Ltd.	16,319	1,072,595
		Shares	Value»
INDIA — (Continued)
*	Camlin Fine Sciences Ltd.	33,166	$100,506
	Campus Activewear Ltd.	8,701	26,452
	Can Fin Homes Ltd.	23,469	200,316
*	Capacit'e Infraprojects Ltd.	12,030	41,793
	Caplin Point Laboratories Ltd.	6,971	163,598
	Carborundum Universal Ltd.	20,681	219,700
*	Cartrade Tech Ltd.	6,926	171,784
	Carysil Ltd.	1,864	18,691
	Castrol India Ltd.	167,976	415,793
	CE Info Systems Ltd.	3,487	71,027
	Ceat Ltd.	3,239	122,000
	Cello World Ltd.	1,776	12,037
	Central Depository Services India Ltd.	29,541	495,641
	Centum Electronics Ltd.	521	13,107
	Century Enka Ltd.	1,684	9,870
	Century Plyboards India Ltd.	23,828	199,350
	Cera Sanitaryware Ltd.	1,360	100,890
	CG Power & Industrial Solutions Ltd.	110,121	828,954
*	Chalet Hotels Ltd.	5,660	59,072
	Chambal Fertilisers & Chemicals Ltd.	35,229	207,029
*	Chemplast Sanmar Ltd.	5,512	26,096
	Chennai Petroleum Corp. Ltd.	11,761	91,132
*	Choice International Ltd.	9,080	78,462
	Cholamandalam Financial Holdings Ltd.	26,218	559,805
	Cholamandalam Investment & Finance Co. Ltd.	77,136	1,257,878
	CIE Automotive India Ltd.	22,908	104,744
*	Cigniti Technologies Ltd.	2,958	55,828
	Clean Science & Technology Ltd.	2,279	31,718
	CMS Info Systems Ltd.	22,516	117,552
Ω	Cochin Shipyard Ltd.	21,148	423,939
	Coforge Ltd.	85,710	1,697,651
	Colgate-Palmolive India Ltd.	40,596	1,036,163

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Computer Age Management Services Ltd.	9,520	$400,897
	Confidence Petroleum India Ltd.	15,873	9,322
	Container Corp. of India Ltd.	34,714	227,795
	Coromandel International Ltd.	47,641	1,445,209
	Cosmo First Ltd.	1,123	12,862
	Craftsman Automation Ltd.	2,885	219,000
	CreditAccess Grameen Ltd.	12,386	174,499
	CRISIL Ltd.	4,179	252,370
	Crompton Greaves Consumer Electricals Ltd.	69,066	253,216
	Cummins India Ltd.	28,498	1,152,956
	Cyient Ltd.	17,513	239,051
*Ω	D.P. Abhushan Ltd.	943	17,703
	Dabur India Ltd.	89,427	539,011
	Datamatics Global Services Ltd.	1,949	21,820
	DB Corp. Ltd.	7,571	23,198
	DCM Shriram Industries Ltd.	7,514	14,369
	Deep Industries Ltd.	3,825	20,829
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	291,293
	Deepak Nitrite Ltd.	17,686	371,719
*	Delhivery Ltd.	69,980	339,616
	Delta Corp. Ltd.	19,778	19,100
*	DEN Networks Ltd.	51,088	21,478
*	Devyani International Ltd.	18,798	34,762
*	Dhanlaxmi Bank Ltd.	78,780	24,144
	Dhanuka Agritech Ltd.	4,458	96,836
*	Digitide Solutions Ltd.	21,752	57,472
Ω	Dilip Buildcon Ltd.	14,000	76,344
*	Dish TV India Ltd.	417,871	25,527
*	Dishman Carbogen Amcis Ltd.	13,491	38,701
	Dixon Technologies India Ltd.	8,519	1,625,838
	Dodla Dairy Ltd.	2,492	36,204
	Dollar Industries Ltd.	2,411	10,457
Ω	Dr. Lal PathLabs Ltd.	10,906	390,202
	Dr. Reddy's Laboratories Ltd., ADR	10,840	154,145
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	69,669	1,002,631
*	Dwarikesh Sugar Industries Ltd.	24,957	11,965
		Shares	Value»
INDIA — (Continued)
	Dynacons Systems & Solutions Ltd.	3,186	$36,208
	Dynamatic Technologies Ltd.	521	39,231
*Ω	E2E Networks Ltd.	1,112	26,155
	eClerx Services Ltd.	8,309	356,161
	Eicher Motors Ltd.	22,412	1,393,260
*	EID Parry India Ltd.	27,259	380,488
	Eimco Elecon India Ltd.	645	16,518
	Elecon Engineering Co. Ltd.	19,406	126,102
	Elgi Equipments Ltd.	41,925	270,423
	Emami Ltd.	73,976	503,868
*	Embassy Developments Ltd.	90,498	108,389
Ω	Endurance Technologies Ltd.	6,416	185,845
	Engineers India Ltd.	53,759	130,102
	EPL Ltd.	67,370	170,797
Ω	Equitas Small Finance Bank Ltd.	119,737	80,434
Ω	Eris Lifesciences Ltd.	11,571	238,690
	ESAB India Ltd.	1,334	80,970
	Escorts Kubota Ltd.	8,042	308,890
*	Eternal Ltd.	405,866	1,421,350
	Eveready Industries India Ltd.	2,554	12,245
	Everest Kanto Cylinder Ltd.	17,487	25,605
	Excel Industries Ltd.	1,401	21,578
	Exide Industries Ltd.	4,697	20,481
	Expleo Solutions Ltd.	1,493	20,448
	FDC Ltd.	13,171	71,447
	Federal Bank Ltd.	105,157	243,113
	FIEM Industries Ltd.	1,360	29,672
	Filatex India Ltd.	43,861	27,684
	Fine Organic Industries Ltd.	1,963	118,666
	Fineotex Chemical Ltd.	10,162	30,150
*	Fino Payments Bank Ltd.	970	2,942
	Finolex Cables Ltd.	17,633	177,128
	Finolex Industries Ltd.	56,470	130,711
	Firstsource Solutions Ltd.	110,374	428,486
	Force Motors Ltd.	1,571	303,479
	Fortis Healthcare Ltd.	95,400	929,631
*	FSN E-Commerce Ventures Ltd.	212,455	506,131
*	Fusion Finance Ltd.	13,749	21,712
	G R Infraprojects Ltd.	1,451	20,265
	Gabriel India Ltd.	11,003	129,326
	Galaxy Surfactants Ltd.	4,382	132,746
*	Ganesh Benzoplast Ltd.	3,712	3,988

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ganesh Housing Corp. Ltd.	6,076	$62,160
	Garware Hi-Tech Films Ltd.	873	34,064
	Gateway Distriparks Ltd.	84,005	67,660
	GE Vernova T&D India Ltd.	16,801	520,647
	GHCL Textiles Ltd.	10,074	10,062
	GIC Housing Finance Ltd.	13,893	29,525
	Gillette India Ltd.	1,864	228,548
Ω	Gland Pharma Ltd.	2,287	53,428
	GlaxoSmithKline Pharmaceuticals Ltd.	11,246	400,497
	Glenmark Pharmaceuticals Ltd.	25,958	624,241
*	Global Health Ltd.	17,102	254,991
	Globus Spirits Ltd.	1,069	15,503
	GMM Pfaudler Ltd.	6,699	106,501
*	GMR Airports Ltd.	591,850	603,695
	GNA Axles Ltd.	2,031	7,053
	Godrej Consumer Products Ltd.	44,434	636,664
*	Godrej Properties Ltd.	21,424	510,637
*	Gokul Agro Resources Ltd.	7,008	24,901
	Goldiam International Ltd.	9,589	37,128
	Goodyear India Ltd.	675	7,541
	Granules India Ltd.	32,588	175,672
	Grauer & Weil India Ltd.	45,140	51,705
	Gravita India Ltd.	6,503	138,430
	Greaves Cotton Ltd.	27,270	69,882
	Greenlam Industries Ltd.	10,968	29,351
	Greenply Industries Ltd.	28,877	105,726
	Grindwell Norton Ltd.	7,223	126,772
	Gufic Biosciences Ltd.	2,091	9,420
	Gujarat Gas Ltd.	34,519	173,409
	Gujarat Pipavav Port Ltd.	75,513	135,458
	Gujarat State Fertilizers & Chemicals Ltd.	43,956	101,840
	Gujarat State Petronet Ltd.	86,224	308,176
	Gulf Oil Lubricants India Ltd.	3,376	46,227
*	Hathway Cable & Datacom Ltd.	100,039	17,046
	Hatsun Agro Product Ltd.	13,048	136,685
		Shares	Value»
INDIA — (Continued)
	Havells India Ltd.	32,078	$547,263
	HBL Engineering Ltd.	28,979	193,680
	HCL Technologies Ltd.	129,196	2,149,749
Ω	HDFC Asset Management Co. Ltd.	9,985	639,664
	HDFC Bank Ltd.	82,378	1,890,248
Ω	HDFC Life Insurance Co. Ltd.	64,413	554,547
*	HealthCare Global Enterprises Ltd.	14,367	101,791
	Heritage Foods Ltd.	11,224	60,645
	Hero MotoCorp Ltd. (HMCL IN)	31,067	1,501,861
*	Heubach Colorants India Ltd.	3,739	25,186
	HFCL Ltd.	194,533	167,649
	HG Infra Engineering Ltd.	3,130	36,973
	Himadri Speciality Chemical Ltd.	51,343	275,726
	Himatsingka Seide Ltd.	18,367	29,084
	Hinduja Global Solutions Ltd.	5,135	33,612
	Hindustan Aeronautics Ltd.	24,949	1,283,686
	Hindustan Copper Ltd.	31,109	85,839
*	Hindustan Foods Ltd.	5,182	32,048
	Hindustan Unilever Ltd.	77,554	2,229,784
	Hindware Home Innovation Ltd.	4,999	15,091
	Hitachi Energy India Ltd.	1,840	420,236
Ω	Home First Finance Co. India Ltd.	15,090	207,394
	Honda India Power Products Ltd.	808	26,472
	Honeywell Automation India Ltd.	46	20,284
	HPL Electric & Power Ltd.	3,653	23,715
	Huhtamaki India Ltd.	5,375	13,455
	I G Petrochemicals Ltd.	1,750	9,615
	ICICI Bank Ltd. (IBN US), Sponsored ADR	185,870	6,263,819
	ICICI Bank Ltd. (ICICIBC IN)	116,647	1,969,159
Ω	ICICI Lombard General Insurance Co. Ltd.	21,320	467,877
Ω	ICICI Prudential Life Insurance Co. Ltd.	40,878	286,784
	ICRA Ltd.	43	3,239
*	IDFC First Bank Ltd.	1,239,328	968,440

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	IFB Industries Ltd.	2,098	$31,373
*	IFCI Ltd.	156,797	101,465
	IIFL Capital Services Ltd.	47,129	170,135
*	Imagicaaworld Entertainment Ltd.	21,746	15,660
Ω	IndiaMart InterMesh Ltd.	4,815	142,087
	Indian Bank	54,819	387,765
Ω	Indian Energy Exchange Ltd.	126,033	194,411
	Indian Railway Catering & Tourism Corp. Ltd.	33,687	277,994
Ω	Indian Railway Finance Corp. Ltd.	215,994	313,567
	Indigo Paints Ltd.	5,162	70,438
	Indraprastha Gas Ltd.	84,020	195,752
	Indraprastha Medical Corp. Ltd.	14,570	77,794
	IndusInd Bank Ltd.	24,576	222,717
*	Infibeam Avenues Ltd.	215,377	35,176
	Info Edge India Ltd.	75,523	1,192,415
	Infosys Ltd. (INFO IN)	326,432	5,551,244
	Infosys Ltd. (INFY US), Sponsored ADR	235,252	3,933,413
*	Inox Wind Ltd.	51,609	88,011
	Insecticides India Ltd.	1,206	14,752
	Intellect Design Arena Ltd.	13,903	161,042
	IOL Chemicals & Pharmaceuticals Ltd.	10,585	12,378
	ION Exchange India Ltd.	17,344	91,817
	IRB Infrastructure Developers Ltd.	401,090	205,211
Ω	IRCON International Ltd.	77,768	155,717
	ISGEC Heavy Engineering Ltd.	4,973	62,017
	ITD Cementation India Ltd.	23,769	210,278
	J Kumar Infraprojects Ltd.	8,288	66,550
	Jagran Prakashan Ltd.	8,300	6,896
	Jai Corp. Ltd.	4,884	6,125
*	Jain Irrigation Systems Ltd.	40,771	23,577
	Jammu & Kashmir Bank Ltd.	103,452	122,447
	Jamna Auto Industries Ltd.	41,400	43,488
	Jash Engineering Ltd.	3,840	25,460
	JB Chemicals & Pharmaceuticals Ltd.	18,676	378,429
		Shares	Value»
INDIA — (Continued)
	Jindal Poly Films Ltd.	5,639	$37,175
	Jindal Saw Ltd.	40,752	97,840
	Jindal Stainless Ltd.	20,283	159,629
*	Jio Financial Services Ltd.	183,847	686,979
*	JITF Infralogistics Ltd.	984	3,916
	JK Paper Ltd.	17,350	70,271
	JM Financial Ltd.	166,245	297,428
	JTEKT India Ltd.	6,243	9,162
	Jubilant Pharmova Ltd.	12,704	172,535
	Jupiter Wagons Ltd.	21,015	81,514
*	Just Dial Ltd.	7,135	67,992
	Jyothy Labs Ltd.	32,517	124,185
*	Jyoti Structures Ltd.	183,985	35,088
	Kalpataru Projects International Ltd.	27,940	364,126
	Kalyan Jewellers India Ltd.	93,034	625,235
	Kansai Nerolac Paints Ltd.	62,903	175,704
	Karnataka Bank Ltd.	46,083	94,690
	Kaveri Seed Co. Ltd.	5,664	71,485
	KDDL Ltd.	1,783	54,502
	KEC International Ltd.	32,737	319,899
	KEI Industries Ltd.	16,302	711,199
*	Kellton Tech Solutions Ltd.	127,720	41,442
	Kennametal India Ltd.	1,352	33,337
*	Kiri Industries Ltd.	4,098	25,483
	Kirloskar Brothers Ltd.	5,926	132,214
*	Kirloskar Electric Co. Ltd.	4,425	6,450
	Kirloskar Industries Ltd.	167	8,117
	Kirloskar Oil Engines Ltd.	24,296	248,229
	Kirloskar Pneumatic Co. Ltd.	3,480	52,153
	KNR Constructions Ltd.	32,849	79,710
	Kolte-Patil Developers Ltd.	8,425	39,525
	Kopran Ltd.	3,553	6,489
	Kotak Mahindra Bank Ltd.	57,319	1,292,330
	Kovai Medical Center & Hospital Ltd.	834	59,590
	KPIT Technologies Ltd.	48,178	667,966
	KRBL Ltd.	2,328	10,195
*Ω	Krishna Institute of Medical Sciences Ltd.	42,752	365,419
	Krsnaa Diagnostics Ltd.	1,566	15,308
	KSB Ltd.	13,940	134,366
	Ksolves India Ltd.	1,522	5,567

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Latent View Analytics Ltd.	3,778	$17,629
	Laxmi Organic Industries Ltd.	6,427	14,906
	LG Balakrishnan & Bros Ltd.	3,409	49,058
	LIC Housing Finance Ltd.	104,346	694,777
*	Lloyds Engineering Works Ltd.	82,355	63,492
	Lloyds Metals & Energy Ltd.	24,249	414,853
	LMW Ltd.	497	85,505
	LT Foods Ltd.	45,711	252,475
	Lumax Auto Technologies Ltd.	5,511	68,125
	Lumax Industries Ltd.	391	17,561
	Lupin Ltd.	24,499	534,341
	LUX Industries Ltd.	742	11,600
	Mahanagar Gas Ltd.	10,614	163,030
	Maharashtra Scooters Ltd.	348	63,016
	Maharashtra Seamless Ltd.	5,712	45,786
	Mahindra & Mahindra Ltd.	117,556	4,274,911
*	Mahindra Holidays & Resorts India Ltd.	7,103	28,762
	Mahindra Lifespace Developers Ltd.	15,122	64,362
*	Man Industries India Ltd.	4,913	24,919
	Man Infraconstruction Ltd.	27,104	53,697
	Manappuram Finance Ltd.	106,552	307,068
	Mangalore Refinery & Petrochemicals Ltd.	13,130	18,804
*	Mankind Pharma Ltd.	422	12,276
	Manorama Industries Ltd.	892	15,427
	Marico Ltd.	157,613	1,273,627
	Marksans Pharma Ltd.	60,249	155,056
	Maruti Suzuki India Ltd.	7,904	1,125,918
Ω	MAS Financial Services Ltd.	11,088	38,967
	Mastek Ltd.	5,221	144,000
Ω	Matrimony.com Ltd.	647	3,906
*	Max Financial Services Ltd.	29,521	502,537
	Max Healthcare Institute Ltd.	70,345	1,001,231
*	Max India Ltd.	3,985	9,831
	Mayur Uniquoters Ltd.	7,327	46,188
	Mazagon Dock Shipbuilders Ltd.	10,184	319,526
		Shares	Value»
INDIA — (Continued)
Ω	Medi Assist Healthcare Services Ltd.	5,543	$33,535
*	Medplus Health Services Ltd.	3,295	34,990
*	Meghmani Organics Ltd.	41,024	46,156
*Ω	Metropolis Healthcare Ltd.	7,810	176,822
	Minda Corp. Ltd.	13,812	78,007
	MOIL Ltd.	8,698	33,892
	Monte Carlo Fashions Ltd.	2,014	13,303
*	Morepen Laboratories Ltd.	11,209	7,440
	Motherson Sumi Wiring India Ltd.	673,114	285,420
	Motilal Oswal Financial Services Ltd.	64,352	666,209
	Mphasis Ltd.	31,714	1,002,681
	MPS Ltd.	1,347	36,003
	Mrs Bectors Food Specialities Ltd.	3,601	61,804
	Muthoot Finance Ltd.	8,161	243,264
*	Nalwa Sons Investments Ltd.	572	43,667
	Narayana Hrudayalaya Ltd.	21,959	480,936
	Natco Pharma Ltd.	13,148	142,633
*Ω	Navkar Corp. Ltd.	12,774	18,982
	Navneet Education Ltd.	15,429	26,062
	NBCC India Ltd.	112,297	137,471
	NELCO Ltd.	2,476	23,234
	NESCO Ltd.	5,512	86,636
*	Network18 Media & Investments Ltd.	11,796	7,434
	Newgen Software Technologies Ltd.	13,790	133,302
	NHPC Ltd.	666,952	628,431
	NIIT Learning Systems Ltd.	26,577	96,265
	NIIT Ltd.	22,321	29,170
	Nilkamal Ltd.	2,078	39,879
Ω	Nippon Life India Asset Management Ltd.	50,731	467,380
	Nitin Spinners Ltd.	2,439	10,154
	NOCIL Ltd.	17,104	36,129
	Novartis India Ltd.	2,011	22,435
	NRB Bearings Ltd.	9,283	30,236
	Nucleus Software Exports Ltd.	2,868	34,515
	Nuvama Wealth Management Ltd.	1,849	152,046
	Oberoi Realty Ltd.	27,901	515,499
	One 97 Communications Ltd.	44,851	555,098

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Onesource Specialty Pharma Ltd.	8,510	$190,886
*	OnMobile Global Ltd.	3,606	2,192
*	Optiemus Infracom Ltd.	1,802	12,245
	Oracle Financial Services Software Ltd.	7,698	737,188
	Orient Electric Ltd.	29,254	71,493
	Page Industries Ltd.	1,682	935,067
	Paisalo Digital Ltd.	128,021	45,130
	Panama Petrochem Ltd.	8,339	34,530
*	Paramount Communications Ltd.	12,191	7,735
	Patanjali Foods Ltd.	7,458	157,928
*	Patel Engineering Ltd.	91,668	38,849
*	PC Jeweller Ltd.	869,550	153,234
	PCBL Chemical Ltd.	16,670	74,050
	PDS Ltd.	7,840	31,838
	Pearl Global Industries Ltd.	4,006	68,733
*	Peninsula Land Ltd.	8,408	3,435
	Persistent Systems Ltd.	31,305	1,827,190
	Petronet LNG Ltd.	380,211	1,244,989
	PG Electroplast Ltd.	15,037	139,116
	Phoenix Mills Ltd.	32,406	547,250
	PI Industries Ltd.	20,858	1,006,874
	Pidilite Industries Ltd.	28,407	927,343
	Piramal Enterprises Ltd.	14,725	211,843
	Piramal Pharma Ltd.	64,175	143,336
	Pitti Engineering Ltd.	3,818	40,842
	PIX Transmissions Ltd.	502	8,579
*Ω	PNB Housing Finance Ltd.	32,496	363,890
	PNC Infratech Ltd.	16,921	59,730
	Pokarna Ltd.	272	2,876
	Poly Medicure Ltd.	5,938	131,552
	Polycab India Ltd.	10,559	818,433
	Polyplex Corp. Ltd.	6,178	78,317
*	Poonawalla Fincorp Ltd.	46,243	224,131
	Power Finance Corp. Ltd.	462,472	2,154,837
	Power Grid Corp. of India Ltd.	448,254	1,483,096
	Power Mech Projects Ltd.	4,158	147,856
	Praj Industries Ltd.	41,695	220,610
	Prakash Pipes Ltd.	2,972	12,203
Ω	Prataap Snacks Ltd.	989	10,962
	Precision Wires India Ltd.	16,037	32,223
		Shares	Value»
INDIA — (Continued)
	Premier Explosives Ltd. (PRE IN)	4,205	$20,932
	Prestige Estates Projects Ltd.	21,418	395,354
*	Pricol Ltd.	12,224	59,947
	Prince Pipes & Fittings Ltd.	1,405	5,392
	Privi Speciality Chemicals Ltd.	1,728	50,482
	Procter & Gamble Health Ltd.	2,524	170,410
	Procter & Gamble Hygiene & Health Care Ltd.	984	154,240
*	PSP Projects Ltd.	1,462	12,491
*	PTC India Financial Services Ltd.	92,542	43,808
	PTC India Ltd.	119,739	261,298
*	Puravankara Ltd.	12,820	42,027
Ω	Quess Corp. Ltd.	21,752	73,482
	R Systems International Ltd.	11,560	54,883
	Radico Khaitan Ltd.	7,280	226,298
	Rail Vikas Nigam Ltd.	95,639	376,954
*	Rajesh Exports Ltd.	13,608	29,086
	Rallis India Ltd.	21,613	92,087
	Ram Ratna Wires Ltd.	3,007	26,704
	Ramco Industries Ltd.	3,297	11,004
*	Ramco Systems Ltd.	2,608	11,366
	Ramkrishna Forgings Ltd.	33,101	219,175
*	Ramky Infrastructure Ltd.	2,084	13,874
	Rane Holdings Ltd.	2,135	36,913
*	Rane Madras Ltd.	711	6,802
*	Rategain Travel Technologies Ltd.	3,124	15,544
	Ratnamani Metals & Tubes Ltd.	6,847	205,849
*	Raymond Lifestyle Ltd.	2,051	26,706
*	Raymond Ltd.	2,564	19,509
*	Raymond Realty Ltd.	2,564	20,196
Ω	RBL Bank Ltd.	60,562	183,488
	REC Ltd.	372,965	1,671,323
	Redington Ltd.	247,667	705,417
	Redtape Ltd.	42,370	62,034
*	Refex Industries Ltd.	4,340	21,363
	Reliance Industrial Infrastructure Ltd.	1,327	13,074
*	Religare Enterprises Ltd.	23,726	72,194
	Rico Auto Industries Ltd.	15,958	12,961
	RITES Ltd.	28,130	82,013
	Route Mobile Ltd.	6,572	67,484
	RPG Life Sciences Ltd.	824	22,504

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	RPSG Ventures Ltd.	2,544	$28,940
*	RSWM Ltd.	4,197	7,502
	Safari Industries India Ltd.	4,559	109,231
	Saksoft Ltd.	13,898	33,100
*Ω	Salasar Techno Engineering Ltd.	76,968	6,257
	Sammaan Capital Ltd.	11,225	16,137
	Samvardhana Motherson International Ltd.	880,482	969,097
	Sandhar Technologies Ltd.	3,542	19,625
	Sangam India Ltd.	1,378	6,750
	Sanghvi Movers Ltd.	12,138	37,190
	Sanofi Consumer Healthcare India Ltd.	2,689	150,590
	Sanofi India Ltd.	2,689	178,997
Ω	Sansera Engineering Ltd.	6,029	90,774
	Saregama India Ltd.	7,887	43,348
	Sasken Technologies Ltd.	1,565	26,366
	Savita Oil Technologies Ltd.	12,025	54,713
	SBI Cards & Payment Services Ltd.	63,105	580,586
Ω	SBI Life Insurance Co. Ltd.	68,816	1,439,115
	Schaeffler India Ltd.	12,188	571,076
*	Schneider Electric Infrastructure Ltd.	15,296	174,267
*	SEAMEC Ltd.	2,784	24,988
	Senco Gold Ltd.	9,320	33,219
*	SEPC Ltd.	308,956	37,143
*Ω	SH Kelkar & Co. Ltd.	22,091	64,512
	Shakti Pumps India Ltd.	19,098	193,639
	Shalby Ltd.	3,933	9,374
	Shankara Building Products Ltd.	2,509	33,639
	Shanthi Gears Ltd.	3,701	23,219
	Sharda Cropchem Ltd.	11,711	150,658
	Share India Securities Ltd.	8,625	17,017
*	Sheela Foam Ltd.	4,950	37,630
*	Shilpa Medicare Ltd.	7,105	70,538
	Shivalik Bimetal Controls Ltd.	7,392	44,510
*	Shoppers Stop Ltd.	7,133	42,322
*	Siemens Energy India Ltd.	3,972	146,050
	Siemens Ltd.	3,972	136,833
Ω	Sirca Paints India Ltd.	3,688	18,181
*	SIS Ltd.	11,699	51,597
	SJS Enterprises Ltd.	3,083	42,917
	SJVN Ltd.	175,170	184,497
		Shares	Value»
INDIA — (Continued)
	SKF India Ltd.	6,470	$359,914
	Skipper Ltd.	2,652	14,723
	SML ISUZU Ltd.	440	16,539
	Snowman Logistics Ltd.	32,403	19,941
	Sobha Ltd.	7,027	127,682
	Somany Ceramics Ltd.	3,868	23,767
	Sonata Software Ltd.	74,871	334,227
*	SP Apparels Ltd.	525	4,985
*	Spandana Sphoorty Financial Ltd.	6,230	19,082
	SRF Ltd.	8,567	295,928
	State Bank of India (SBID LI), GDR	485	44,396
	Stove Kraft Ltd.	1,809	12,181
	Strides Pharma Science Ltd.	17,020	168,644
*	Stylam Industries Ltd.	1,747	34,534
	Styrenix Performance Materials Ltd.	1,162	38,430
*	Subex Ltd.	108,975	16,237
	Subros Ltd.	3,035	29,485
	Sudarshan Chemical Industries Ltd.	5,116	83,124
	Sumitomo Chemical India Ltd.	11,897	87,742
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	68,598	1,326,945
	Sun TV Network Ltd.	31,011	198,690
	Sundaram Finance Ltd.	9,248	488,743
	Sundaram-Clayton Ltd.	134	2,976
	Sundrop Brands Ltd.	1,250	11,601
	Sunteck Realty Ltd.	12,565	56,245
	Suprajit Engineering Ltd.	15,139	79,026
	Supreme Industries Ltd.	14,773	722,849
	Supreme Petrochem Ltd.	24,390	217,750
	Surya Roshni Ltd.	18,449	68,890
*	Suryoday Small Finance Bank Ltd.	11,567	16,591
	Suyog Telematics Ltd.	1,545	15,016
*	Suzlon Energy Ltd.	1,839,852	1,280,936
	Swaraj Engines Ltd.	2,717	129,657
	Swelect Energy Systems Ltd.	1,098	8,137
	Symphony Ltd.	5,252	66,419
Ω	Syngene International Ltd.	39,029	315,124
	Talbros Automotive Components Ltd.	3,456	11,253
	Tanla Platforms Ltd.	13,165	94,179
	Tata Communications Ltd.	31,818	619,508

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Consultancy Services Ltd.	135,654	$4,672,678
	Tata Consumer Products Ltd.	43,414	529,931
	Tata Elxsi Ltd.	10,858	751,108
	Tata Motors Ltd.	301,394	2,279,846
	TCI Express Ltd.	2,376	18,975
	TCPL Packaging Ltd.	151	6,198
	TD Power Systems Ltd.	26,003	150,423
*	TeamLease Services Ltd.	1,462	30,490
	Tech Mahindra Ltd.	68,745	1,140,717
	Techno Electric & Engineering Co. Ltd.	2,302	37,835
	Tega Industries Ltd.	2,443	52,756
	Texmaco Rail & Engineering Ltd.	111,313	185,434
	Thanga Mayil Jewellery Ltd.	3,021	64,860
	Thejo Engineering Ltd.	340	9,130
	Thermax Ltd.	2,737	122,683
	Thirumalai Chemicals Ltd.	19,514	66,089
	Thomas Cook India Ltd.	39,648	75,960
Ω	Thyrocare Technologies Ltd.	5,502	83,163
	Tilaknagar Industries Ltd.	26,662	149,349
	Time Technoplast Ltd.	54,163	287,161
	Timken India Ltd.	9,812	369,709
	Tips Music Ltd.	12,301	82,002
	Titagarh Rail System Ltd.	16,121	157,478
	Titan Co. Ltd.	67,161	2,551,003
	Torrent Pharmaceuticals Ltd.	22,802	973,978
	Tourism Finance Corp. of India Ltd.	20,829	70,033
	TransIndia Real Estate Ltd.	19,487	7,302
	Transport Corp. of India Ltd.	6,079	80,994
	Trent Ltd.	19,021	1,086,261
	Triveni Engineering & Industries Ltd.	20,609	80,175
	Triveni Turbine Ltd.	30,616	208,464
	TTK Prestige Ltd.	6,313	45,397
	Tube Investments of India Ltd.	13,141	423,694
	TVS Holdings Ltd.	1,521	200,857
	TVS Motor Co. Ltd.	52,237	1,668,097
	Uflex Ltd.	12,421	83,680
	United Breweries Ltd.	10,448	231,496
		Shares	Value»
INDIA — (Continued)
	United Spirits Ltd.	72,794	$1,108,736
	UNO Minda Ltd.	30,086	356,024
*	UPL Ltd.	176,425	1,358,055
	Usha Martin Ltd.	15,934	68,085
*	V2 Retail Ltd.	1,576	33,226
*	VA Tech Wabag Ltd.	17,914	321,842
	Vadilal Industries Ltd.	537	31,907
	Vaibhav Global Ltd.	14,609	37,552
*Ω	Varroc Engineering Ltd.	9,736	59,218
	Varun Beverages Ltd.	128,350	760,489
*	Vascon Engineers Ltd.	27,423	16,755
	Vedant Fashions Ltd.	8,558	73,363
	Veedol Corporation Ltd.	1,780	33,583
	Vesuvius India Ltd.	21,770	128,092
	V-Guard Industries Ltd.	45,354	197,602
	Vijaya Diagnostic Centre Ltd.	2,128	25,986
	Vinati Organics Ltd.	3,605	74,983
	Vindhya Telelinks Ltd.	1,234	22,124
	Vishnu Chemicals Ltd.	2,254	14,582
*	VL E-Governance & IT Solutions Ltd.	15,966	8,041
*	Vodafone Idea Ltd.	3,089,440	242,559
	Voltamp Transformers Ltd.	1,435	143,307
	Voltas Ltd.	45,021	675,678
	VST Tillers Tractors Ltd.	993	51,516
	Welspun Corp. Ltd.	22,839	242,023
	Welspun Enterprises Ltd.	19,581	109,519
	West Coast Paper Mills Ltd.	5,706	34,548
	Wheels India Ltd.	1,253	10,855
	Whirlpool of India Ltd.	3,492	52,922
	Windlas Biotech Ltd.	1,839	20,538
	Wipro Ltd.	248,666	699,347
*	Wockhardt Ltd.	19,314	365,777
	Wonderla Holidays Ltd.	4,843	34,924
*	Yes Bank Ltd.	865,947	186,130
	Zee Entertainment Enterprises Ltd.	270,307	364,000
	Zensar Technologies Ltd.	39,496	363,288
	ZF Commercial Vehicle Control Systems India Ltd.	296	44,465
	Zydus Lifesciences Ltd.	41,717	456,670
	Zydus Wellness Ltd.	4,337	99,938
TOTAL INDIA			191,188,121

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (0.4%)
	Adi Sarana Armada Tbk. PT	440,500	$22,677
*	Alam Sutera Realty Tbk. PT	2,532,800	23,981
	Arwana Citramulia Tbk. PT	996,500	35,382
	Aspirasi Hidup Indonesia Tbk. PT	1,335,500	38,126
	Astra Otoparts Tbk. PT	208,600	27,242
	Avia Avian Tbk. PT	2,422,700	66,949
*	Bank Neo Commerce Tbk. PT	2,335,300	34,316
	Bank OCBC Nisp Tbk. PT	945,900	76,356
	Bank Tabungan Negara Persero Tbk. PT	848,800	57,201
	Barito Pacific Tbk. PT	1,765,577	280,950
	BFI Finance Indonesia Tbk. PT	2,004,500	93,045
	BISI International Tbk. PT	170,900	9,596
	Blue Bird Tbk. PT	152,000	17,986
*	Bukalapak.com Tbk. PT	18,983,100	173,810
*	Capital Financial Indonesia Tbk. PT	237,300	14,925
	Chandra Asri Pacific Tbk. PT	118,600	66,679
	Cisarua Mountain Dairy Tbk. PT	248,700	75,413
	Dayamitra Telekomunikasi PT	1,834,800	64,682
*	Dian Swastatika Sentosa Tbk. PT	10,800	42,500
	Elang Mahkota Teknologi Tbk. PT	2,711,000	102,470
	Erajaya Swasembada Tbk. PT	3,413,900	100,789
	Gajah Tunggal Tbk. PT	256,600	16,343
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	49,366
	Hexindo Adiperkasa Tbk. PT	63,500	20,737
*	Impack Pratama Industri Tbk. PT	2,204,000	66,664
	Indomobil Sukses Internasional Tbk. PT	502,700	31,690
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	62,452
*††	Inti Agri Resources Tbk. PT	550,900	0
		Shares	Value»
INDONESIA — (Continued)
	Jasa Marga Persero Tbk. PT	593,100	$128,882
	Jaya Real Property Tbk. PT	709,100	32,115
	Kalbe Farma Tbk. PT	2,381,000	205,933
*	Kawasan Industri Jababeka Tbk. PT	1,676,900	19,254
	KMI Wire & Cable Tbk. PT	229,100	5,340
	Map Aktif Adiperkasa PT	2,105,200	88,230
	Mayora Indah Tbk. PT	1,131,500	153,069
	MD Entertainment Tbk. PT	317,350	32,787
*	Media Nusantara Citra Tbk. PT	2,337,100	35,746
	Medikaloka Hermina Tbk. PT	1,968,600	188,633
*	Metro Healthcare Indonesia Tbk. PT	3,077,400	44,477
	Metrodata Electronics Tbk. PT	2,268,400	81,926
	Mitra Adiperkasa Tbk. PT	1,600,100	114,184
	Mitra Keluarga Karyasehat Tbk. PT	422,900	61,096
	Mitra Pinasthika Mustika Tbk. PT	395,200	22,923
*	MNC Digital Entertainment Tbk. PT	621,800	18,434
*	MNC Land Tbk. PT	7,894,400	80,966
	Nippon Indosari Corpindo Tbk. PT	140,600	6,922
Ω	Nusantara Sejahtera Raya Tbk. PT	2,386,900	20,160
*	Pacific Strategic Financial Tbk. PT	408,200	27,902
*	Panin Financial Tbk. PT	4,046,700	62,317
*	Paninvest Tbk. PT	332,500	18,157
	Petrosea Tbk. PT	126,000	28,837
*††	Pool Advista Indonesia Tbk. PT	64,100	37
	Prodia Widyahusada Tbk. PT	96,600	17,111
	Puradelta Lestari Tbk. PT	4,085,000	34,222
*††	Rimo International Lestari Tbk. PT	3,949,000	0
	Samudera Indonesia Tbk. PT	584,900	11,644
*	Sarana Meditama Metropolitan Tbk. PT	696,400	11,593
	Sarana Menara Nusantara Tbk. PT	4,829,700	178,765

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sariguna Primatirta Tbk. PT	1,206,800	$40,929
	Selamat Sempurna Tbk. PT	570,200	68,676
	Siloam International Hospitals Tbk. PT	97,200	12,462
*††	Sri Rejeki Isman Tbk. PT	1,498,800	2,493
	Sumber Alfaria Trijaya Tbk. PT	1,489,400	209,338
	Summarecon Agung Tbk. PT	2,162,145	54,053
	Surya Citra Media Tbk. PT	2,428,300	27,175
	Surya Semesta Internusa Tbk. PT	1,772,300	279,287
	Tempo Scan Pacific Tbk. PT	253,800	33,866
	Tower Bersama Infrastructure Tbk. PT	638,400	75,858
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Unilever Indonesia Tbk. PT	2,073,200	215,082
*††	Waskita Karya Persero Tbk. PT	2,437,341	5,611
*††	Wijaya Karya Persero Tbk. PT	2,100,600	19,532
TOTAL INDONESIA			4,448,351
KUWAIT — (0.7%)
	A'ayan Real Estate Co. SAK	53,586	18,309
*	Acico Industries Co. KSC	74,581	20,815
	Agility Public Warehousing Co. KSC	277,010	129,146
	Al Ahli Bank of Kuwait KSCP	153,873	151,087
	Ali Alghanim Sons Automotive Co. KSCC	44,631	163,535
*††	Arabi Group Holding KSC	28,682	27,075
	Arzan Financial Group for Financing & Investment KPSC	284,189	274,304
*	Asiya Capital Investments Co. KSCP	206,003	29,874
	Boubyan Bank KSCP	51,276	118,070
	Boubyan Petrochemicals Co. KSCP	94,328	199,137
		Shares	Value»
KUWAIT — (Continued)
	Burgan Bank SAK	229,945	$187,477
	Combined Group Contracting Co. SAK	17,825	42,052
	Commercial Facilities Co. SAKP	74,507	56,787
	Gulf Bank KSCP	328,550	362,948
	Gulf Cables & Electrical Industries Group Co. KSCP	24,645	168,787
	Heavy Engineering & Ship Building Co. KSCP	51,453	144,980
	Humansoft Holding Co. KSC	24,673	193,336
*	IFA Hotels & Resorts-KPSC	8,751	25,021
	Integrated Holding Co. KCSC	47,085	83,385
	KAMCO Investment Co. KSC	54,293	27,970
	Kuwait Finance House KSCP	737,013	1,940,721
	Kuwait Financial Centre SAK	66,525	32,750
	Kuwait Insurance Co. SAK	34,849	59,645
	Kuwait Investment Co. SAK	60,453	40,845
	Kuwait Real Estate Co. KSC	172,350	202,120
	Kuwait Telecommunications Co.	51,876	97,422
	Mezzan Holding Co. KSCC	35,057	142,299
	National Bank of Kuwait SAKP	544,177	1,862,596
*	National Consumer Holding Co. SAK	61,028	21,902
	National Industries Group Holding SAK	386,188	310,936
*	Privatization Holding Co. KSCP	149,482	27,090
	Salhia Real Estate Co. KSCP	96,984	130,712
	Securities House KSC	52,514	14,025
††	Sultan Center Food Products Co. KSC	30,168	3,547
*	Warba Bank KSCP	605,755	547,882
TOTAL KUWAIT			7,858,587
MALAYSIA — (0.9%)
	Able Global Bhd.	28,800	10,096
	Aeon Co. M Bhd.	108,000	32,617

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	AEON Credit Service M Bhd.	13,600	$16,405
	Ajinomoto Malaysia Bhd.	4,200	12,643
	Allianz Malaysia Bhd.	9,500	38,756
	AME Elite Consortium Bhd.	38,000	13,416
	AMMB Holdings Bhd. (AMM MK)	268,300	317,019
	Ancom Nylex Bhd.	325,277	70,808
*	Astro Malaysia Holdings Bhd.	288,400	9,783
	Aumas Resources Bhd.	143,100	17,779
	Aurelius Technologies Bhd.	70,800	18,011
#	Bank Islam Malaysia Bhd.	168,500	88,351
*	Berjaya Corp. Bhd.	475,686	31,175
#*	Berjaya Land Bhd.	294,800	19,239
#*	Bermaz Auto Bhd.	317,700	55,026
#	Cahya Mata Sarawak Bhd.	150,700	43,536
	Cape Ems Bhd.	186,000	14,528
	Carlsberg Brewery Malaysia Bhd.	33,900	143,621
*	Chin Hin Group Bhd.	64,300	34,459
	CIMB Group Holdings Bhd.	362,705	554,437
#	Coastal Contracts Bhd.	57,700	17,070
#	CTOS Digital Bhd.	452,900	92,103
#	D&O Green Technologies Bhd.	126,900	30,881
#	Dayang Enterprise Holdings Bhd.	229,720	98,803
#	Dialog Group Bhd.	579,300	236,968
	DRB-Hicom Bhd.	74,900	14,797
#	Duopharma Biotech Bhd.	106,742	32,999
	Dutch Lady Milk Industries Bhd.	3,900	24,896
#	Eastern & Oriental Bhd.	171,500	33,442
	Eco World Development Group Bhd.	183,900	87,498
*	Ekovest Bhd.	499,300	48,357
	Ewi Capital Bhd.	120,600	9,165
#	Formosa Prosonic Industries Bhd.	55,100	16,376
	Fraser & Neave Holdings Bhd.	32,100	215,225
#	Frontken Corp. Bhd.	304,200	287,974
#	Gamuda Bhd.	323,422	390,369
	Gas Malaysia Bhd.	94,400	91,831
#	Genting Malaysia Bhd.	495,700	226,759
		Shares	Value»
MALAYSIA — (Continued)
*	Globetronics Technology Bhd.	139,600	$12,324
*	Greatech Technology Bhd.	165,800	65,846
#	Guan Chong Bhd.	68,833	18,326
	Heineken Malaysia Bhd.	35,100	196,592
*	Hengyuan Refining Co. Bhd.	9,500	3,028
#	Hextar Global Bhd.	292,400	61,649
	Hong Leong Industries Bhd.	20,200	61,819
#	Hup Seng Industries Bhd.	52,600	11,687
#	IHH Healthcare Bhd.	120,700	188,123
	IJM Corp. Bhd.	67,100	44,690
	Inari Amertron Bhd.	134,400	65,872
	IOI Properties Group Bhd.	176,500	87,438
	ITMAX SYSTEM Bhd.	21,200	19,874
*	JCY International Bhd.	193,400	14,995
	Kelington Group Bhd.	146,100	144,328
	Kerjaya Prospek Group Bhd.	90,395	43,048
	KPJ Healthcare Bhd.	199,700	121,035
*	KSL Holdings Bhd.	72,900	27,592
#	LBS Bina Group Bhd.	288,730	31,346
#*Ω	Lotte Chemical Titan Holding Bhd.	127,315	21,119
	LPI Capital Bhd.	61,900	210,358
#	Magni-Tech Industries Bhd.	50,166	24,750
#	Magnum Bhd.	216,645	68,492
	Mah Sing Group Bhd.	316,400	86,062
	Malayan Banking Bhd.	299,309	658,306
	Malaysian Resources Corp. Bhd.	398,629	49,648
#	Matrix Concepts Holdings Bhd.	227,025	71,090
#	MBM Resources Bhd.	18,900	20,356
#	MBSB Bhd.	399,231	63,957
	MNRB Holdings Bhd.	105,800	45,753
#Ω	Mr. DIY Group M Bhd.	416,950	160,738
#*	Muhibbah Engineering M Bhd.	139,200	18,716
#	NEXG Bhd.	171,900	21,464
††	Nylex Malaysia Bhd.	2,285	24
#	OCK Group Bhd.	100,800	9,780
	OSK Holdings Bhd.	401,400	122,879
	Padini Holdings Bhd.	192,000	89,627
#	Paramount Corp. Bhd.	90,300	22,851
	PBA Holdings Bhd.	17,300	8,421
	Pecca Group Bhd.	38,700	13,775
	Perak Transit Bhd.	59,199	9,569
#	Petron Malaysia Refining & Marketing Bhd.	24,600	20,287

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Petronas Chemicals Group Bhd.	108,700	$98,373
	Petronas Dagangan Bhd.	60,800	307,098
	Power Root Bhd.	33,600	9,985
#	RCE Capital Bhd.	121,600	29,290
	REDtone Digital Bhd.	48,400	6,105
	RGB International Bhd.	253,600	17,450
	RHB Bank Bhd.	151,456	217,445
*	Salcon Bhd.	121,000	8,186
#	Sam Engineering & Equipment M Bhd.	43,000	41,901
*	Sapura Energy Bhd.	2,096,200	19,583
#	Scientex Bhd.	225,000	171,702
	Sime Darby Bhd.	893,400	340,570
#	Sime Darby Property Bhd.	518,200	179,591
#*	Solarvest Holdings Bhd.	32,100	18,789
	Southern Cable Group Bhd.	106,400	42,481
	SP Setia Bhd. Group	451,564	118,038
	Sports Toto Bhd.	323,082	103,622
	Sunway Bhd.	64,000	70,727
#	Sunway Construction Group Bhd.	78,400	95,877
#	Syarikat Takaful Malaysia Keluarga Bhd.	132,167	98,917
	Taliworks Corp. Bhd.	120,500	16,345
	TASCO Bhd.	69,700	7,976
#	TIME dotCom Bhd.	177,700	216,067
#*	Tropicana Corp. Bhd.	190,196	52,954
#	Uchi Technologies Bhd.	66,700	49,799
#	UEM Sunrise Bhd.	434,700	75,775
	Velesto Energy Bhd.	854,800	36,014
#	VS Industry Bhd.	541,195	101,356
#	Wasco Bhd.	54,800	12,551
#*	WCT Holdings Bhd.	171,415	31,388
	Wellcall Holdings Bhd.	99,500	30,734
#	Westports Holdings Bhd.	71,700	93,970
	Yinson Holdings Bhd.	514,366	281,640
#	YTL Corp. Bhd.	233,100	134,938
#	YTL Power International Bhd.	169,560	161,596
	Zetrix Ai Bhd.	2,337,334	479,390
TOTAL MALAYSIA			10,313,075
MEXICO — (1.9%)
#	Alpek SAB de CV	108,644	52,004
*	Alsea SAB de CV	36,847	110,473
	America Movil SAB de CV (2228390D US), ADR	62,004	1,120,412
		Shares	Value»
MEXICO — (Continued)
	America Movil SAB de CV (AMXB MM)	451,926	$408,686
	Arca Continental SAB de CV	50,506	526,558
Ω	Banco del Bajio SA	166,039	373,181
#	Becle SAB de CV	57,550	72,117
	Bolsa Mexicana de Valores SAB de CV	54,708	117,072
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	48,765	405,319
*	Consorcio ARA SAB de CV	302,667	51,822
#	Corp. Inmobiliaria Vesta SAB de CV	162,823	458,908
	Corporativo Fragua SAB de CV	1,008	29,495
	El Puerto de Liverpool SAB de CV, Class C1	31,564	154,064
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	90,226	815,693
	Genomma Lab Internacional SAB de CV, Class B	328,961	379,792
	Gentera SAB de CV	247,530	561,322
	Gruma SAB de CV, Class B	31,949	550,356
	Grupo Aeroportuario del Centro Norte SAB de CV	95,921	1,276,235
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	67,414	1,551,755
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	131	30,102
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,311	700,949
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	4,774	144,754
	Grupo Bimbo SAB de CV	211,753	614,774
#	Grupo Carso SAB de CV	18,695	132,892
#	Grupo Comercial Chedraui SA de CV	128,356	1,038,619
	Grupo Financiero Banorte SAB de CV, Class O	245,092	2,182,767

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Financiero Inbursa SAB de CV, Class O	252,530	$650,300
	Grupo Herdez SAB de CV	40,274	115,773
*	Grupo Hotelero Santa Fe SAB de CV	135,595	27,816
	Grupo Mexico SAB de CV	277,539	1,731,437
*	Grupo Rotoplas SAB de CV	27,955	20,316
#	Grupo Televisa SAB (TLEVICPO MM)	348,238	191,978
*	Industrias CH SAB de CV	7,398	66,666
*	Industrias Penoles SAB de CV	34,695	911,192
	La Comer SAB de CV	120,968	259,890
	Megacable Holdings SAB de CV	137,363	378,922
*	Ollamani SAB	20,801	51,845
	Operadora De Sites Mexicanos SAB de CV, Class A-1	75,389	65,179
	Orbia Advance Corp. SAB de CV	311,938	212,148
*	Organizacion Soriana SAB de CV, Class B	37,341	51,444
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	56,141	663,604
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	5,771	57,664
#	Qualitas Controladora SAB de CV	43,772	396,651
	Regional SAB de CV	68,886	532,611
#*	Sitios Latinoamerica SAB de CV	95,985	16,180
	Wal-Mart de Mexico SAB de CV	585,330	1,725,118
TOTAL MEXICO			21,986,855
PERU — (0.1%)
	Credicorp Ltd.	4,963	1,176,231
	Intercorp Financial Services, Inc.	4,167	150,262
TOTAL PERU			1,326,493
PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	49,175
		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	432,600	$57,138
	Apex Mining Co., Inc.	538,000	52,698
	Ayala Land, Inc.	201,000	85,878
*	AyalaLand Logistics Holdings Corp.	407,000	10,096
	Bank of the Philippine Islands	122,482	248,097
	BDO Unibank, Inc.	87,993	214,802
	Bloomberry Resorts Corp.	339,900	23,618
	Cebu Landmasters, Inc.	258,680	11,035
	Converge Information & Communications Technology Solutions, Inc.	600,900	183,881
	Cosco Capital, Inc.	555,300	66,438
	D&L Industries, Inc.	536,700	46,650
	DigiPlus Interactive Corp.	245,600	105,870
*	DITO CME Holdings Corp.	492,100	9,191
	DoubleDragon Corp.	211,400	35,131
	Filinvest Development Corp.	39,100	3,332
	Ginebra San Miguel, Inc.	16,380	80,330
*	Global Ferronickel Holdings, Inc.	557,000	12,289
	GT Capital Holdings, Inc.	10,410	106,838
	International Container Terminal Services, Inc.	93,490	717,855
	Keepers Holdings, Inc.	298,000	12,814
	LT Group, Inc.	489,000	109,491
	MacroAsia Corp.	100,000	7,044
	Manila Electric Co.	5,140	47,305
	Manila Water Co., Inc.	237,200	149,506
Ω	Monde Nissin Corp.	237,600	30,464
	Nickel Asia Corp.	924,700	35,591
	Petron Corp.	1,035,100	43,523
	Philcomsat Holdings Corp.	9,969	18,280
*	Philippine Seven Corp.	10,960	9,980
	Philippine Stock Exchange, Inc.	130	464
	Puregold Price Club, Inc.	252,600	173,146
	Rizal Commercial Banking Corp.	34,700	14,849
	Robinsons Retail Holdings, Inc.	43,580	28,399
*	Shell Pilipinas Corp.	142,200	11,994
	SM Investments Corp.	5,100	71,282

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	SSI Group, Inc.	90,000	$4,602
	STI Education Systems Holdings, Inc.	448,000	10,735
*	Synergy Grid & Development Phils, Inc.	222,700	43,896
	Vista Land & Lifescapes, Inc.	665,000	16,649
	Vistamalls, Inc.	23,100	594
	Wilcon Depot, Inc.	174,000	29,835
TOTAL PHILIPPINES			2,990,785
POLAND — (1.2%)
*	11 bit studios SA	239	12,024
	AB SA	2,614	65,597
*	Action SA	2,232	15,680
#	Alior Bank SA	26,856	723,577
*Ω	Allegro.eu SA	21,095	206,929
	Amica SA	1,140	17,512
	AmRest Holdings SE	10,607	40,420
	Apator SA	4,975	28,125
	Arctic Paper SA	4,239	12,899
	ASBISc Enterprises PLC	16,354	118,621
	Asseco Poland SA	22,903	1,235,621
	Asseco South Eastern Europe SA	6,922	141,987
#	Auto Partner SA	16,874	89,992
	Bank Handlowy w Warszawie SA	9,207	268,466
*	Bank Millennium SA	42,323	164,603
*	Bank Ochrony Srodowiska SA	12,487	34,230
	Bank Polska Kasa Opieki SA	16,053	871,732
	Benefit Systems SA	550	498,192
*	Bioton SA	11,456	13,998
	BNPP Bank Polska SA	2,590	71,397
	Boryszew SA	20,361	32,815
#	Budimex SA	3,730	558,217
*	CCC SA	9,996	513,603
	CD Projekt SA	4,470	298,551
*	Celon Pharma SA	1,863	11,529
*	CI Games SA	29,151	21,993
	Cyber Folks SA	1,987	95,118
*	Cyfrowy Polsat SA	50,371	202,208
	Develia SA	90,319	201,272
*Ω	Dino Polska SA	53,460	705,038
	Dom Development SA	3,133	196,043
	Elektrotim SA	1,086	14,671
	Erbud SA	1,787	16,125
*	Fabryki Mebli Forte SA	5,421	40,870
	Ferro SA	2,661	24,246
*	Grupa Azoty SA	2,046	10,169
	Grupa Kety SA	3,355	780,751
	Grupa Pracuj SA	4,424	75,401
		Shares	Value»
POLAND — (Continued)
*Ω	HUUUGE, Inc.	12,526	$64,460
#	ING Bank Slaski SA	4,782	423,852
	Inter Cars SA	2,430	370,704
*	KGHM Polska Miedz SA	16,311	551,463
	KRUK SA	3,128	342,708
	LPP SA	151	670,645
*	mBank SA	1,439	340,271
	Mirbud SA	19,396	77,103
	Neuca SA	496	87,720
#	Newag SA	7,382	142,329
	Orange Polska SA	76,930	179,410
	PCC Rokita SA	469	8,693
	Pepco Group NV	27,395	169,740
	PlayWay SA	481	35,292
	Powszechny Zaklad Ubezpieczen SA	25,348	424,857
	Santander Bank Polska SA	2,763	402,897
*	Selvita SA	1,054	9,387
	Stalexport Autostrady SA	24,162	20,200
	Synektik SA	1,667	95,430
*	Tauron Polska Energia SA	36,090	80,058
	TEN Square Games SA	1,598	34,756
#	Text SA	2,733	42,426
	Torpol SA	1,310	13,676
	Unimot SA	1,194	48,133
	Voxel SA	612	28,809
	VRG SA	39,196	42,853
	Wawel SA	162	28,066
	Wirtualna Polska Holding SA	5,679	113,056
#Ω	XTB SA	26,061	520,821
TOTAL POLAND			13,800,037
QATAR — (0.7%)
	Aamal Co.	612,200	138,313
	Al Khaleej Takaful Group QSC	64,415	42,803
	Al Meera Consumer Goods Co. QSC	37,943	154,036
	Al Rayan Bank	567,170	370,510
	Alijarah Holding Co. QPSC	95,410	19,048
	Barwa Real Estate Co.	462,445	356,314
	Commercial Bank PSQC	526,127	706,625
*	Dlala Brokerage & Investments Holding Co. QSC	50,311	14,780
	Doha Bank QPSC	593,574	398,855
*	Estithmar Holding QPSC	148,062	144,276

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Gulf International Services QSC	99,358	$90,194
	Gulf Warehousing Co.	64,389	48,877
	Mannai Corp. QSC	43,016	72,280
*	Mazaya Real Estate Development QPSC	292,130	49,363
	Medicare Group	52,317	82,300
	Mesaieed Petrochemical Holding Co.	293,090	108,957
	Qatar Aluminum Manufacturing Co.	159,415	64,882
	Qatar Fuel QSC	102,898	429,525
	Qatar Industrial Manufacturing Co. QSC	50,886	35,930
	Qatar Insurance Co. SAQ	557,185	320,803
	Qatar International Islamic Bank QSC	163,865	500,569
	Qatar Islamic Bank QPSC	125,251	843,840
	Qatar Islamic Insurance Group	6,276	14,976
	Qatar National Bank QPSC	473,783	2,437,437
	Qatar Navigation QSC	93,925	279,589
	QLM Life & Medical Insurance Co. WLL	7,022	3,852
	United Development Co. QSC	436,676	123,753
	Vodafone Qatar QSC	485,973	318,221
	Zad Holding Co.	15,334	61,601
TOTAL QATAR			8,232,509
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	PhosAgro PJSC	50	0
*††	Polyus PJSC (PLZL LI), GDR	4,999	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	114,063	0
*††	VTB Bank PJSC (VTBR LI), GDR	102,771	0
SAUDI ARABIA — (2.7%)
*	Advanced Petrochemical Co.	12,095	99,922
	Al Babtain Power & Telecommunication Co.	9,444	141,140
	Al Hammadi Holding	18,919	182,730
*	Al Khaleej Training & Education Co.	7,718	50,322
	Al Rajhi Bank	181,888	4,586,136
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Rajhi Co. for Co-operative Insurance	4,673	$147,771
	Alamar Foods	1,295	17,783
	Alaseel Co.	22,170	22,530
	Al-Dawaa Medical Services Co.	7,157	139,934
	Aldrees Petroleum & Transport Services Co.	21,490	682,596
	Al-Etihad Cooperative Insurance Co.	5,008	16,797
	Alinma Bank	109,815	755,144
	AlJazira Takaful Ta'awuni Co.	8,814	29,931
	AlKhorayef Water & Power Technologies Co.	4,850	166,915
*	Allianz Saudi Fransi Cooperative Insurance Co.	14,735	55,676
	Almawarid Manpower Co.	297	10,042
	Almunajem Foods Co.	3,575	63,247
	Alujain Corp.	10,656	104,017
	Arab National Bank	148,853	861,091
	Arabian Contracting Services Co.	6,253	160,851
	Arabian Drilling Co.	2,230	44,513
	Arabian Internet & Communications Services Co.	8,358	530,988
*	Arabian Shield Cooperative Insurance Co.	7,937	31,243
	Arriyadh Development Co.	12,300	104,839
*	ARTEX Industrial Investment Co.	3,860	13,228
	Astra Industrial Group Co.	7,787	290,296
	Ataa Educational Co.	3,650	59,488
	Bank AlBilad	127,346	881,720
*	Bank Al-Jazira	162,110	541,489
	Banque Saudi Fransi	121,119	553,359
	Basic Chemical Industries Ltd.	1,702	11,894
	Bawan Co.	5,267	73,405
	BinDawood Holding Co.	73,855	116,625
	Bupa Arabia for Cooperative Insurance Co.	28,357	1,273,781
	Catrion Catering Holding Co.	10,006	302,178

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Chubb Arabia Cooperative Insurance Co.	1,225	$10,786
	Co. for Cooperative Insurance	19,494	697,203
	Dallah Healthcare Co.	7,081	256,480
*	Dar Al Arkan Real Estate Development Co.	139,858	711,435
	Dr. Sulaiman Al Habib Medical Services Group Co.	14,724	1,028,412
	East Pipes Integrated Co. for Industry	1,644	47,162
	Electrical Industries Co.	122,776	293,608
	Elm Co.	248	60,084
*	Emaar Economic City	41,117	137,466
*	Fitaihi Holding Group	6,180	5,399
	Gulf Insurance Group	2,200	14,456
*	Gulf Union Cooperative Insurance Co.	8,361	31,312
*	Herfy Food Services Co.	3,218	21,506
	Jamjoom Pharmaceuticals Factory Co.	2,499	107,914
	Jarir Marketing Co.	253,387	867,305
*	L'Azurde Co. for Jewelry	7,580	25,736
	Leejam Sports Co. JSC	4,865	183,826
*	Lumi Rental Co.	2,196	35,403
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,972	58,443
*	Methanol Chemicals Co.	7,481	24,986
*	Middle East Healthcare Co.	10,685	160,173
	Middle East Specialized Cables Co.	2,891	25,690
	Mouwasat Medical Services Co.	23,680	478,780
	Nahdi Medical Co.	9,786	322,839
	National Co. for Glass Industries	2,044	22,052
	National Co. for Learning & Education	3,571	159,036
	National Gas & Industrialization Co.	5,958	120,690
	National Medical Care Co.	3,667	158,728
	Nayifat Finance Co.	16,900	58,166
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Perfect Presentation For Commercial Services Co.	22,911	$65,536
*	Rabigh Refining & Petrochemical Co.	42,048	79,615
	Retal Urban Development Co.	55,440	218,900
	Riyad Bank	173,737	1,303,636
	Riyadh Cables Group Co.	7,457	260,111
	SAL Saudi Logistics Services	1,686	77,296
*	Saudi Arabian Cooperative Insurance Co.	3,090	11,961
	Saudi Aramco Base Oil Co.	16,138	447,809
	Saudi Automotive Services Co.	10,274	140,847
	Saudi Awwal Bank	92,718	799,221
	Saudi Basic Industries Corp.	33,525	488,249
*	Saudi Ceramic Co.	7,498	60,972
	Saudi Chemical Co. Holding	92,658	187,706
	Saudi Industrial Investment Group	41,393	198,066
	Saudi Investment Bank	31,233	119,677
*	Saudi Marketing Co.	7,310	32,661
	Saudi National Bank	351,549	3,508,140
	Saudi Paper Manufacturing Co.	6,102	89,704
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,376	53,749
*	Saudi Printing & Packaging Co.	6,278	19,307
*	Saudi Public Transport Co.	14,579	51,884
*	Saudi Real Estate Co.	32,536	159,399
*	Saudi Reinsurance Co.	12,020	145,475
*	Saudi Research & Media Group	10,973	537,240
	Saudi Steel Pipe Co.	2,835	38,674
	Saudi Tadawul Group Holding Co.	1,748	76,223
	Saudi Telecom Co.	151,696	1,698,037
	Saudia Dairy & Foodstuff Co.	2,906	203,619
*	Savola Group	39,943	263,387
	Scientific & Medical Equipment House Co.	1,619	15,284
*	Seera Group Holding	43,694	300,661
*	SHL Finance Co.	11,667	72,439

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Sinad Holding Co.	11,062	$31,738
	Sustained Infrastructure Holding Co.	3,134	27,762
	Theeb Rent A Car Co.	8,739	143,704
	United Electronics Co.	11,946	285,892
	United International Transportation Co.	15,153	282,417
*	Walaa Cooperative Insurance Co.	15,311	56,939
*	Wataniya Insurance Co.	3,853	16,663
TOTAL SAUDI ARABIA			31,819,297
SOUTH AFRICA — (2.6%)
	Absa Group Ltd.	36,536	360,640
	Adcock Ingram Holdings Ltd.	6,946	26,276
	Advtech Ltd.	88,669	158,826
	AECI Ltd.	31,856	191,248
	Altron Ltd., Class A	70,082	81,017
	Anglogold Ashanti PLC (ANG SJ)	17,465	794,145
	Anglogold Ashanti PLC (AU US)	13,356	617,715
	Aspen Pharmacare Holdings Ltd.	68,154	437,429
*	Aveng Ltd.	38,394	12,138
	Barloworld Ltd.	30,984	197,825
	Bid Corp. Ltd.	44,842	1,127,223
	Bidvest Group Ltd.	90,047	1,171,403
*	Blue Label Telecoms Ltd.	146,716	131,270
*	Brait PLC	710,123	85,035
	Capitec Bank Holdings Ltd.	4,767	924,075
	Cashbuild Ltd.	3,768	31,944
	Clicks Group Ltd.	71,977	1,507,594
	Coronation Fund Managers Ltd.	55,215	124,694
	Curro Holdings Ltd.	25,364	12,182
	DataTec Ltd.	95,159	311,813
Ω	Dis-Chem Pharmacies Ltd.	145,089	247,140
	Discovery Ltd.	54,654	648,103
	DRDGOLD Ltd. (DRD SJ)	15,834	21,014
	Famous Brands Ltd.	9,394	30,360
	Foschini Group Ltd.	55,815	376,875
#	Gold Fields Ltd. (GFI US), Sponsored ADR	113,891	2,774,385
	Grindrod Ltd.	105,858	67,249
	Harmony Gold Mining Co. Ltd. (HAR SJ)	16,669	223,188
	Hudaco Industries Ltd.	9,126	97,210
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Impala Platinum Holdings Ltd.	86,796	$820,344
	Investec Ltd.	35,909	263,683
	Invicta Holdings Ltd.	5,349	9,882
*	KAP Ltd.	78,375	7,999
	Kumba Iron Ore Ltd.	11,887	196,050
	Lewis Group Ltd.	9,835	42,283
	Life Healthcare Group Holdings Ltd.	215,387	158,212
	Momentum Group Ltd.	286,853	543,568
	Motus Holdings Ltd.	47,712	243,950
	Mpact Ltd.	55,728	76,187
	Mr. Price Group Ltd.	64,143	742,242
	MTN Group Ltd.	134,187	1,127,845
*	MultiChoice Group	107,838	710,972
*	Nampak Ltd.	516	14,204
	Naspers Ltd., Class N	8,722	2,692,325
	Nedbank Group Ltd.	33,929	463,010
	NEPI Rockcastle NV	119,220	911,364
	Netcare Ltd.	214,735	161,564
	Ninety One Ltd.	53,537	128,753
	Northam Platinum Holdings Ltd.	30,847	354,333
*	Nutun Ltd.	179,113	13,854
	Old Mutual Ltd. (OMU SJ)	725,969	509,148
	Omnia Holdings Ltd.	62,300	269,999
	OUTsurance Group Ltd.	155,471	658,764
Ω	Pepkor Holdings Ltd.	528,713	793,998
*	Pick n Pay Stores Ltd.	76,377	118,883
	Raubex Group Ltd.	27,796	68,741
	Reunert Ltd.	44,147	135,430
	Sanlam Ltd.	145,258	699,075
	Santam Ltd.	10,369	251,424
	Sappi Ltd.	58,142	88,115
*	Sibanye Stillwater Ltd. (SSW SJ)	215,516	453,291
*	SPAR Group Ltd.	51,195	301,065
	Spur Corp. Ltd.	15,300	30,161
	Stadio Holdings Ltd.	56,665	27,306
	Standard Bank Group Ltd.	131,899	1,697,207
#	Super Group Ltd.	54,022	47,858
	Truworths International Ltd.	61,088	237,643
	Valterra Platinum Ltd.	3,551	159,475
	Vodacom Group Ltd.	25,446	193,725
	We Buy Cars Holdings Ltd.	9,878	31,290
	Wilson Bayly Holmes-Ovcon Ltd.	16,745	159,388
	Woolworths Holdings Ltd.	143,156	392,215
	Zeda Ltd.	44,692	31,269
TOTAL SOUTH AFRICA			29,828,110

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (12.7%)
*	3S Korea Co. Ltd.	7,967	$10,721
	ABOV Semiconductor Co. Ltd.	2,691	22,501
*	ADTechnology Co. Ltd.	1,279	22,990
	Advanced Nano Products Co. Ltd.	823	31,696
	Advanced Process Systems Corp.	3,318	42,989
	Aekyung Chemical Co. Ltd.	3,816	32,679
	Aekyung Industrial Co. Ltd.	2,115	25,147
*	Agabang & Co.	6,109	23,748
	Ahnlab, Inc.	1,244	57,295
*	Alteogen, Inc.	3,127	1,008,721
*	ALUKO Co. Ltd.	17,469	29,968
*	Amicogen, Inc.	3,596	10,546
	Amorepacific Corp.	3,883	374,177
	Amorepacific Holdings Corp.	7,237	160,852
*	Ananti, Inc.	9,179	65,569
*	Anapass, Inc.	1,749	23,514
*	Anterogen Co. Ltd.	1,450	24,517
*	APS, Inc.	1,919	6,635
*	Asia Pacific Satellite, Inc.	2,523	22,243
	Asia Paper Manufacturing Co. Ltd.	11,507	66,217
	Atec Co. Ltd.	938	9,344
	Atinum Investment Co. Ltd.	11,432	20,030
	Avaco Co. Ltd.	2,470	23,612
	Baiksan Co. Ltd.	4,496	49,114
	BGF Co. Ltd.	7,644	21,945
	BGFecomaterials Co. Ltd.	5,526	12,331
	BH Co. Ltd.	8,967	93,949
*	BHI Co. Ltd.	2,644	75,973
	Binggrae Co. Ltd.	1,718	100,354
	Bio Plus Co. Ltd.	9,806	48,603
*	Biodyne Co. Ltd.	2,825	30,010
*	Bioneer Corp.	1,671	18,072
	BioNote, Inc.	10,659	40,126
	BIT Computer Co. Ltd.	2,278	8,708
*	BNC Korea Co. Ltd.	5,378	20,039
	BNK Financial Group, Inc.	58,811	615,926
	Boditech Med, Inc.	5,638	57,777
	Bookook Securities Co. Ltd.	462	17,586
	Boryung	8,638	52,451
*	Bosung Power Technology Co. Ltd.	7,684	17,348
*	Bukwang Pharmaceutical Co. Ltd.	6,244	14,520
		Shares	Value»
SOUTH KOREA — (Continued)
	BYC Co. Ltd.	800	$22,674
	Byucksan Corp.	8,835	14,189
#	C&C International Co. Ltd.	1,295	41,057
*	Cafe24 Corp.	3,535	109,187
*	CammSys Corp.	12,345	8,879
	Cape Industries Ltd.	6,153	32,740
	Caregen Co. Ltd.	3,701	131,945
*	Celltrion Pharm, Inc.	2,118	81,431
	Celltrion, Inc.	8,083	1,036,265
*	Chabiotech Co. Ltd.	2,273	18,052
	Cheil Worldwide, Inc.	36,083	515,483
	Chemtronics Co. Ltd.	3,577	55,721
	Cheryong Electric Co. Ltd.	2,416	69,741
	Cheryong Industrial Co. Ltd.	4,325	19,048
	Chinyang Holdings Corp.	7,730	18,258
	Chips&Media, Inc.	2,006	24,424
*	Choil Aluminum Co. Ltd.	11,512	12,523
#	Chong Kun Dang Pharmaceutical Corp.	2,821	171,408
	Chongkundang Holdings Corp.	793	28,182
	Choong Ang Vaccine Laboratory	1,601	11,524
*	Chorokbaem Media Co. Ltd.	4,200	15,445
*	CJ CGV Co. Ltd.	11,618	42,892
#	CJ Corp.	5,015	557,474
*	CJ ENM Co. Ltd.	3,346	157,712
	CJ Freshway Corp.	2,433	51,139
	CJ Logistics Corp.	2,766	176,426
	Classys, Inc.	5,351	221,402
	CLIO Cosmetics Co. Ltd.	714	7,697
*	CMG Pharmaceutical Co. Ltd.	8,816	12,390
*	Com2uS Holdings Corp.	2,217	36,700
	Com2uSCorp	2,881	79,904
	Cosmax, Inc.	3,209	577,861
	Cosmecca Korea Co. Ltd.	1,904	91,916
*	CosmoAM&T Co. Ltd.	2,060	56,994
*	Cosmochemical Co. Ltd.	3,839	45,050
#	Coway Co. Ltd.	28,811	2,247,133
	Cowintech Co. Ltd.	2,204	19,753
	CR Holdings Co. Ltd.	5,692	21,719
*	Creative & Innovative System	3,518	19,041
	Creverse, Inc.	1,427	14,222
*	CrystalGenomics Invites Co. Ltd.	5,676	6,981

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CS Wind Corp.	8,944	$294,370
*	CTC BIO, Inc.	2,098	9,415
*	Cube Entertainment, Inc.	2,240	26,329
	Cuckoo Holdings Co. Ltd.	3,109	67,911
	Cuckoo Homesys Co. Ltd.	1,272	25,484
*	D&C Media Co. Ltd.	981	11,739
	D.I Corp.	2,915	28,524
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	13,175
	Dae Won Kang Up Co. Ltd.	9,092	24,102
*	Daea TI Co. Ltd.	5,700	20,963
	Daebongls Co. Ltd.	2,018	19,694
	Daechang Forging Co. Ltd.	5,126	22,494
	Daedong Corp.	5,235	37,617
	Daeduck Co. Ltd.	1,972	11,919
	Daeduck Electronics Co. Ltd.	3,905	66,504
	Daehan Flour Mill Co. Ltd.	341	37,119
*	Dae-Il Corp.	9,015	27,678
	Daejoo Electronic Materials Co. Ltd.	1,388	73,106
	Daesang Corp.	4,045	68,305
	Daesang Holdings Co. Ltd.	2,845	20,522
*	Daewon Cable Co. Ltd.	10,963	22,939
	Daewon Pharmaceutical Co. Ltd.	4,099	38,956
	Daewon San Up Co. Ltd.	2,161	16,813
*	Daewoo Engineering & Construction Co. Ltd.	88,834	238,992
	Daewoong Co. Ltd.	6,724	112,458
	Daewoong Pharmaceutical Co. Ltd.	1,231	129,701
	Daihan Pharmaceutical Co. Ltd.	1,066	24,840
	Daishin Securities Co. Ltd.	10,870	199,617
	Daol Investment & Securities Co. Ltd.	12,487	30,824
	Daou Data Corp.	4,343	50,160
	Daou Technology, Inc.	6,983	175,696
*	Dasan Networks, Inc.	7,361	15,094
*	Dawonsys Co. Ltd.	4,647	27,406
	DB Insurance Co. Ltd.	17,388	1,598,209
	DB Securities Co. Ltd.	6,205	40,018
		Shares	Value»
SOUTH KOREA — (Continued)
*	DB, Inc.	36,593	$35,562
	Dear U Co. Ltd.	2,020	71,369
	Dentium Co. Ltd.	2,536	117,330
	Deutsch Motors, Inc.	5,379	18,952
	Device Co. Ltd.	1,253	10,132
*	Devsisters Co. Ltd.	773	23,656
*	Dexter Studios Co. Ltd.	4,357	18,375
	Digital Daesung Co. Ltd.	4,602	27,739
*	DIO Corp.	1,645	21,829
*	DKME	43,041	15,518
	DL E&C Co. Ltd.	10,257	346,348
	DL Holdings Co. Ltd.	1,837	66,343
††	DMS Co. Ltd.	7,907	27,071
	DN Automotive Corp.	4,608	95,780
	Dohwa Engineering Co. Ltd.	4,413	21,202
	Dong-A Socio Holdings Co. Ltd.	552	44,331
	Dong-A ST Co. Ltd.	1,306	44,310
	Dong-Ah Geological Engineering Co. Ltd.	649	7,578
	Dongbang Transport Logistics Co. Ltd.	14,438	32,114
#	Dongjin Semichem Co. Ltd.	18,159	409,263
	Dongkoo Bio & Pharma Co. Ltd.	6,721	24,346
	DongKook Pharmaceutical Co. Ltd.	5,585	75,646
	Dongkuk Holdings Co. Ltd.	6,767	41,016
	Dongkuk Steel Mill Co. Ltd.	11,214	86,467
	Dongsuh Cos., Inc.	5,441	116,095
	Dongsung Chemical Co. Ltd.	11,307	35,476
	Dongsung Finetec Co. Ltd.	6,686	135,272
*	Dongwha Enterprise Co. Ltd.	4,310	28,380
	Dongwha Pharm Co. Ltd.	5,888	28,406
	Dongwon Development Co. Ltd.	13,299	31,486
	Dongwon Industries Co. Ltd.	1,533	50,522
	Dongwon Systems Corp.	1,570	34,762
	Dongwoon Anatech Co. Ltd.	4,908	62,616
	Dongyang E&P, Inc.	1,464	26,847
	Doosan Bobcat, Inc.	18,603	737,481
	Doosan Co. Ltd.	2,068	883,670

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Enerbility Co. Ltd.	31,476	$1,474,601
*	Doosan Fuel Cell Co. Ltd.	4,019	67,207
#	Doosan Tesna, Inc.	2,770	64,116
	DoubleUGames Co. Ltd.	5,109	205,540
	Douzone Bizon Co. Ltd.	4,113	210,224
*	Dream Security Co. Ltd.	10,040	24,773
	Dreamtech Co. Ltd.	7,608	33,463
*	DRTECH Corp.	10,055	11,832
	DSC Investment, Inc.	3,558	17,602
*	Duk San Neolux Co. Ltd.	2,143	61,429
	Duksung Co. Ltd.	3,764	15,888
	DY Corp.	1,808	5,868
	DY POWER Corp.	3,390	32,656
*††	E Investment&Development Co. Ltd.	19,186	3,611
	Echo Marketing, Inc.	5,576	46,282
*	Eco Volt Co. Ltd.	12,005	8,533
	Ecoplastic Corp.	11,596	29,706
#*	Ecopro BM Co. Ltd.	3,704	293,015
#	Ecopro Co. Ltd.	12,224	429,782
	Ecopro HN Co. Ltd.	1,731	32,718
*††	Ehwa Technologies Information Co. Ltd.	39,858	4,857
	E-MART, Inc.	4,557	292,196
*	EMKOREA Co. Ltd.	4,828	7,206
*	EMRO, Inc.	1,192	40,649
*	EM-Tech Co. Ltd.	2,530	19,931
*	Enchem Co. Ltd.	543	25,871
	ENF Technology Co. Ltd.	3,799	114,945
*	Enzychem Lifesciences Corp.	19,669	14,564
#	Eo Technics Co. Ltd.	1,063	164,328
*††	E-TRON Co. Ltd.	141,985	3,839
*	Eubiologics Co. Ltd.	5,266	48,654
	Eugene Investment & Securities Co. Ltd.	13,616	32,946
	Eugene Technology Co. Ltd.	2,004	63,808
*	E-World	10,154	11,708
*	Exem Co. Ltd.	9,439	15,658
	Exicon Co. Ltd.	2,411	17,612
#	F&F Co. Ltd.	7,976	399,700
*	Fine M-Tec Co. Ltd.	3,760	30,577
*	Fine Semitech Corp.	2,278	38,014
*	Firstec Co. Ltd.	4,429	14,099
*††	Flask Co. Ltd.	4,016	5,140
*	Foosung Co. Ltd.	4,894	16,941
	Fursys, Inc.	987	32,844
	Gabia, Inc.	3,274	59,153
*	GAEASOFT	4,093	29,963
		Shares	Value»
SOUTH KOREA — (Continued)
	Galaxia Moneytree Co. Ltd.	1,980	$14,710
*	GAMSUNG Corp. Co. Ltd.	26,653	111,942
*	Gaon Cable Co. Ltd.	669	30,317
*	GC Cell Corp.	1,292	18,662
*	GeneOne Life Science, Inc.	11,675	19,203
*	Genexine, Inc.	4,234	15,727
	Geumhwa PSC Co. Ltd.	1,330	31,730
*	Giantstep, Inc.	1,630	7,816
	Global Standard Technology Co. Ltd.	3,848	53,132
*	Global Tax Free Co. Ltd.	9,554	49,087
*	GnBS eco Co. Ltd.	4,194	10,852
	GOLFZON Co. Ltd.	1,788	85,580
	Gradiant Corp.	4,366	46,717
	Grand Korea Leisure Co. Ltd.	4,689	52,285
	Green Cross Corp.	740	77,016
	Green Cross Holdings Corp.	6,082	69,808
*††	Green Pine Tree Co. Ltd.	1,155	937
	GS Engineering & Construction Corp.	19,226	266,649
*	GS P&L Co. Ltd.	4,601	127,118
	Gwangju Shinsegae Co. Ltd.	735	16,668
	HAESUNG DS Co. Ltd.	3,254	56,756
	Han Kuk Carbon Co. Ltd.	6,099	131,386
	Hana Financial Group, Inc.	59,432	3,633,618
	Hana Materials, Inc.	1,780	32,957
	Hana Micron, Inc.	13,727	125,755
	Hana Pharm Co. Ltd.	2,252	19,411
*	Hana Technology Co. Ltd.	253	4,222
	Hana Tour Service, Inc.	2,634	101,833
*	Hanall Biopharma Co. Ltd.	2,608	50,272
	Hancom, Inc.	2,264	44,562
	Handok, Inc.	2,093	17,823
	Handsome Co. Ltd.	4,735	55,632
	Hanjin Kal Corp.	336	26,285
	Hanjin Transportation Co. Ltd.	2,334	35,164
	Hankook Cosmetics Manufacturing Co. Ltd.	331	15,152
	Hankook Shell Oil Co. Ltd.	185	60,422

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co. Ltd.	12,905	$411,633
	Hanmi Pharm Co. Ltd.	1,717	343,653
#	Hanmi Science Co. Ltd.	4,206	152,810
	Hanmi Semiconductor Co. Ltd.	7,081	459,279
	HanmiGlobal Co. Ltd.	2,006	28,290
	Hannong Chemicals, Inc.	1,310	14,208
*	Hanon Systems	39,225	92,196
	Hansae Co. Ltd.	3,724	28,166
	Hansae Yes24 Holdings Co. Ltd.	908	2,817
	Hanshin Machinery Co.	4,076	10,696
	Hansol Chemical Co. Ltd.	2,177	282,448
	Hansol Holdings Co. Ltd.	10,383	24,184
*	Hansol IONES Co. Ltd.	3,098	19,932
	Hansol Paper Co. Ltd.	4,665	28,695
	Hansol Technics Co. Ltd.	9,847	42,725
	Hanssem Co. Ltd.	638	21,497
*	Hanwha Engine	4,700	116,723
*	Hanwha Galleria Corp.	15,046	12,379
*	Hanwha General Insurance Co. Ltd.	16,171	69,840
*	Hanwha Investment & Securities Co. Ltd.	28,229	118,057
*	Hanwha Life Insurance Co. Ltd.	76,989	192,195
*	Hanwha Ocean Co. Ltd.	3,875	311,504
#	Hanwha Solutions Corp.	24,837	543,734
	Hanwha Systems Co. Ltd.	12,725	541,455
*	Hanwha Vision Co. Ltd.	4,570	200,855
*	Hanyang Digitech Co. Ltd.	1,023	6,786
	Hanyang Eng Co. Ltd.	4,035	53,960
	Hanyang Securities Co. Ltd.	2,979	37,613
	HB SOLUTION Co. Ltd.	6,888	11,381
	HB Technology Co. Ltd.	20,026	25,817
	HC HomeCenter Co. Ltd.	29,955	16,894
#	HD Hyundai Co. Ltd.	12,659	1,295,313
	HD Hyundai Construction Equipment Co. Ltd.	4,499	299,332
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Electric Co. Ltd.	4,967	$1,767,567
*	HD Hyundai Energy Solutions Co. Ltd.	1,134	35,670
	HD Hyundai Heavy Industries Co. Ltd.	876	307,440
	HD Hyundai Infracore Co. Ltd.	37,027	408,661
	HD Hyundai Mipo	2,283	347,415
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,237	1,088,833
	HDC Holdings Co. Ltd.	11,304	187,651
#	HDC Hyundai Development Co-Engineering & Construction	13,317	224,657
*	HD-Hyundai Marine Engine	3,940	185,212
	Hecto Innovation Co. Ltd.	2,056	23,029
*	HFR, Inc.	1,874	21,431
	High Tech Pharm Co. Ltd.	3,388	30,428
	Hite Jinro Co. Ltd.	10,080	146,637
	Hitejinro Holdings Co. Ltd.	2,275	17,009
	HK inno N Corp.	2,746	88,490
	HL Holdings Corp.	1,851	52,035
	HL Mando Co. Ltd.	10,849	269,663
*	HLB Biostep Co. Ltd.	2,115	2,098
#*	HLB Life Science Co. Ltd.	3,792	12,867
*	Hlb Pharma Ceutical Co. Ltd.	1,281	14,866
*	HLB, Inc.	10,998	379,280
#*	Hotel Shilla Co. Ltd.	5,899	198,317
	HPSP Co. Ltd.	3,650	69,611
	HS Hyosung Advanced Materials Corp.	498	70,481
*	HS Hyosung Corp.	586	26,098
	HS Industries Co. Ltd.	4,773	15,374
*	Hugel, Inc.	1,496	361,103
	Humedix Co. Ltd.	2,427	114,540
	Huons Co. Ltd.	2,342	48,019
	Huons Global Co. Ltd.	1,464	45,868
	Husteel Co. Ltd.	7,104	22,845
	Huvitz Co. Ltd.	4,877	31,041
	Hwa Shin Co. Ltd.	5,583	35,000
	Hwangkum Steel & Technology Co. Ltd.	2,449	10,665
#	HYBE Co. Ltd.	1,603	297,936
	Hy-Lok Corp.	2,158	47,339
	Hyosung Corp.	2,633	164,426

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Heavy Industries Corp.	1,557	$1,357,269
	Hyosung TNC Corp.	1,216	205,489
	Hyundai Autoever Corp.	2,381	262,293
	Hyundai Bioland Co. Ltd.	1,594	5,678
	HYUNDAI Corp.	2,484	44,629
	Hyundai Department Store Co. Ltd.	2,228	113,072
	Hyundai Elevator Co. Ltd.	6,595	402,532
	Hyundai Engineering & Construction Co. Ltd.	19,589	948,025
	HYUNDAI EVERDIGM Corp.	2,354	13,596
	Hyundai Ezwel Co. Ltd.	4,878	23,899
	Hyundai Futurenet Co. Ltd.	13,368	32,749
	Hyundai GF Holdings	10,655	65,331
	Hyundai Glovis Co. Ltd.	7,025	742,073
	Hyundai Green Food	5,187	65,163
	Hyundai Home Shopping Network Corp.	1,612	66,515
	Hyundai Livart Furniture Co. Ltd.	3,789	21,628
*	Hyundai Marine & Fire Insurance Co. Ltd.	15,794	298,098
	Hyundai Mobis Co. Ltd.	6,610	1,394,840
	Hyundai Motor Co.	16,253	2,472,525
	Hyundai Motor Securities Co. Ltd.	8,713	53,029
	Hyundai Movex Co. Ltd.	6,879	25,543
	Hyundai Rotem Co. Ltd.	16,353	2,363,960
#	Hyundai Steel Co.	9,107	231,789
	Hyundai Wia Corp.	4,160	148,456
	HyVision System, Inc.	2,998	32,770
	i3system, Inc.	1,346	110,803
*	Icure Pharm, Inc.	975	1,417
*	Il Dong Pharmaceutical Co. Ltd.	983	13,457
	Iljin Diamond Co. Ltd.	1,822	16,768
	Iljin Electric Co. Ltd.	5,169	156,378
	Iljin Holdings Co. Ltd.	6,856	29,685
*	Iljin Hysolus Co. Ltd.	724	8,625
	Iljin Power Co. Ltd.	2,335	16,906
	Ilshin Spinning Co. Ltd.	7,844	58,159
*	Ilshin Stone Co. Ltd.	14,594	24,257
		Shares	Value»
SOUTH KOREA — (Continued)
	Ilyang Pharmaceutical Co. Ltd.	2,498	$23,795
	iM Financial Group Co. Ltd.	37,239	370,509
	iMarketKorea, Inc.	5,701	34,360
	InBody Co. Ltd.	2,491	42,785
	Incar Financial Service Co. Ltd.	3,330	27,258
	Industrial Bank of Korea	61,562	858,879
	Innocean Worldwide, Inc.	8,704	123,327
	InnoWireless Co. Ltd.	369	5,257
	Innox Advanced Materials Co. Ltd.	2,497	48,384
*	Insung Information Co. Ltd.	10,578	16,465
	Intellian Technologies, Inc.	761	26,491
	Intelligent Digital Integrated Security Co. Ltd.	1,685	20,409
*	Interflex Co. Ltd.	4,180	27,334
††	Interojo Co. Ltd.	1,228	18,153
	INTOPS Co. Ltd.	3,053	35,455
	iNtRON Biotechnology, Inc.	3,888	11,394
	INVENI Co. Ltd.	725	31,337
	IS Dongseo Co. Ltd.	5,226	76,437
	ISC Co. Ltd.	2,345	100,740
	i-SENS, Inc.	3,346	43,507
*	ISU Abxis Co. Ltd.	2,469	9,195
*	ISU Chemical Co. Ltd.	3,108	13,635
	IsuPetasys Co. Ltd.	12,308	567,361
*	Itcencts Co. Ltd.	19,277	8,897
*	Itcenglobal Co. Ltd.	3,543	44,276
*	ITEK, Inc.	4,474	19,872
*	ITM Semiconductor Co. Ltd.	554	5,618
*	Jahwa Electronics Co. Ltd.	4,999	65,598
	JB Financial Group Co. Ltd.	31,430	521,649
#	Jeju Bank	3,312	33,401
*	Jeju Semiconductor Corp.	3,960	42,260
*	Jin Air Co. Ltd.	2,007	12,894
	Jinsung T.E.C.	3,429	29,735
	JLS Co. Ltd.	1,866	8,604
	JNK Global Co. Ltd.	8,964	27,747
*	JNTC Co. Ltd.	1,326	15,462
	Jusung Engineering Co. Ltd.	7,506	145,166
	JVM Co. Ltd.	1,438	29,633
	JW Holdings Corp.	12,832	32,395
	JW Life Science Corp.	2,713	24,439
	JW Pharmaceutical Corp.	4,069	66,182

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	JW Shinyak Corp.	3,942	$4,564
#	JYP Entertainment Corp.	10,022	522,144
	K Car Co. Ltd.	3,734	42,680
	K Ensol Co. Ltd.	1,735	15,219
	Kakao Corp.	12,331	511,470
*	Kakao Games Corp.	8,640	106,294
	KakaoBank Corp.	12,257	246,461
#*	Kakaopay Corp.	3,196	146,372
	Kangnam Jevisco Co. Ltd.	1,462	13,326
*	Kangwon Energy Co. Ltd.	3,790	35,435
#	Kangwon Land, Inc.	11,157	149,763
	KB Financial Group, Inc. (105560 KS)	48,691	3,868,410
	KC Co. Ltd.	2,179	36,272
	KC Tech Co. Ltd.	1,534	33,088
#	KCC Corp.	1,131	300,106
	KCTC	5,926	23,629
*	KEC Corp.	31,873	17,555
*	Keeps Biopharma, Inc.	2,599	25,813
	KEPCO Engineering & Construction Co., Inc.	1,501	99,141
#	KEPCO Plant Service & Engineering Co. Ltd.	11,672	436,777
	KG Chemical Corp.	6,136	19,879
	KG Dongbusteel	11,151	47,441
	KG Eco Solution Co. Ltd.	7,203	32,473
*	KG Mobility Co.	13,460	34,073
	Kginicis Co. Ltd.	5,479	42,588
	KH Vatec Co. Ltd.	4,841	42,385
	Kia Corp.	39,120	2,862,440
*	KidariStudio, Inc.	6,220	17,103
	KINX, Inc.	900	58,324
	KISCO Corp.	4,439	29,570
	KISCO Holdings Co. Ltd.	1,214	21,879
	KISWIRE Ltd.	3,432	44,850
	KIWOOM Securities Co. Ltd.	5,117	789,063
*	KMW Co. Ltd.	1,668	15,765
*	KNJ Co. Ltd.	311	3,964
	Koh Young Technology, Inc.	5,273	54,545
	Kolmar BNH Co. Ltd.	1,862	19,452
	Kolmar Holdings Co. Ltd.	3,468	35,742
	Kolmar Korea Co. Ltd.	4,167	290,846
	Kolon Corp.	1,302	46,010
	Kolon Industries, Inc.	5,530	163,228
*	Kolon Life Science, Inc.	479	11,039
	KoMiCo Ltd.	1,679	84,617
#	KONA I Co. Ltd.	2,442	99,099
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Alcohol Industrial Co. Ltd.	5,044	$35,833
	Korea Asset In Trust Co. Ltd.	18,867	34,230
*	Korea Circuit Co. Ltd.	4,698	40,271
	Korea Electric Terminal Co. Ltd.	1,432	68,164
	Korea Electronic Power Industrial Development Co. Ltd.	2,808	25,310
	Korea Gas Corp.	7,365	226,832
*	Korea Information & Communications Co. Ltd.	5,535	36,436
	Korea Information Certificate Authority, Inc.	2,886	15,140
	Korea Investment Holdings Co. Ltd.	14,347	1,468,760
	Korea Movenex Co. Ltd.	5,239	15,730
	Korea Petrochemical Ind Co. Ltd.	456	33,383
	Korea Petroleum Industries Co.	1,794	18,324
	Korea Ratings Corp.	340	24,392
	Korea Real Estate Investment & Trust Co. Ltd.	47,912	43,308
	Korea United Pharm, Inc.	2,831	42,734
	Korea Zinc Co. Ltd.	909	521,114
	Korean Reinsurance Co.	56,541	434,010
	Kortek Corp.	2,756	19,703
	KPX Chemical Co. Ltd.	815	30,532
*	Krafton, Inc.	6,258	1,473,482
	KT Nasmedia Co. Ltd.	1,024	11,490
	KT Skylife Co. Ltd.	6,097	22,210
	Kukje Pharma Co. Ltd.	5,534	18,845
*	Kumho HT, Inc.	38,994	17,424
	Kumho Petrochemical Co. Ltd.	2,713	237,486
*	Kumho Tire Co., Inc.	19,186	63,979
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	59,003
	Kyeryong Construction Industrial Co. Ltd.	1,770	25,077
	Kyobo Securities Co. Ltd.	6,735	42,083
	Kyung Dong Navien Co. Ltd.	2,350	145,049
	Kyungbang Co. Ltd.	3,048	16,367

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyungdong Pharm Co. Ltd.	5,683	$24,913
	Kyung-In Synthetic Corp.	12,630	30,965
	KZ Precision Corp.	1,490	15,284
	L&C Bio Co. Ltd.	1,830	43,385
*	L&F Co. Ltd.	1,018	50,903
*	L&K Biomed Co. Ltd.	1,972	10,138
*	LabGenomics Co. Ltd.	21,308	35,334
	Lake Materials Co. Ltd.	14,801	131,963
*	LB Semicon, Inc.	14,643	42,197
	Lee Ku Industrial Co. Ltd.	6,450	22,652
	LEENO Industrial, Inc.	14,385	488,555
	LF Corp.	5,047	72,148
	LG Chem Ltd.	7,942	1,707,569
	LG Corp.	4,420	250,944
	LG Electronics, Inc.	36,266	2,007,296
*	LG Energy Solution Ltd.	2,789	762,412
#	LG H&H Co. Ltd.	2,692	610,212
*	LG HelloVision Co. Ltd.	10,736	22,813
	LG Innotek Co. Ltd.	4,833	539,244
*	LigaChem Biosciences, Inc.	2,614	250,139
*	LOT Vacuum Co. Ltd.	3,505	26,278
	Lotte Chemical Corp.	2,617	124,600
	Lotte Chilsung Beverage Co. Ltd.	1,305	121,775
*	Lotte Data Communication Co.	1,059	16,504
	LOTTE Fine Chemical Co. Ltd.	5,030	155,085
	LOTTE Himart Co. Ltd.	1,317	8,528
*	Lotte Non-Life Insurance Co. Ltd.	23,154	29,096
	Lotte Rental Co. Ltd.	6,387	144,442
	Lotte Shopping Co. Ltd.	2,377	122,329
*	Lotte Tour Development Co. Ltd.	3,126	39,124
	Lotte Wellfood Co. Ltd.	699	61,934
	LS Corp.	6,777	835,870
	LS Eco Energy Ltd.	2,895	74,608
#	LS Electric Co. Ltd.	5,301	1,169,998
	LS Marine Solution Co. Ltd.	2,786	52,077
*	LVMC Holdings	36,724	51,940
	LX Hausys Ltd.	1,948	43,188
	LX Semicon Co. Ltd.	3,940	155,300
	M.I.Tech Co. Ltd.	1,379	8,064
#	Macquarie Korea Infrastructure Fund	103,073	875,983
		Shares	Value»
SOUTH KOREA — (Continued)
	Macrogen, Inc.	1,168	$12,997
	Maeil Dairies Co. Ltd.	1,150	30,992
*	Manyo Co. Ltd.	1,414	18,113
	Mcnex Co. Ltd.	4,249	89,822
*	Mediana Co. Ltd.	2,343	9,942
*	Medipost Co. Ltd.	4,681	36,533
	Medytox, Inc.	531	55,883
*	Meerecompany, Inc.	1,096	12,399
	MegaStudy Co. Ltd.	2,286	18,492
	MegaStudyEdu Co. Ltd.	2,340	84,272
#	Meritz Financial Group, Inc.	21,042	1,747,487
	META BIOMED Co. Ltd.	4,839	20,960
	Mgame Corp.	4,951	23,485
	Mi Chang Oil Industrial Co. Ltd.	177	14,609
*	MiCo Ltd.	5,893	60,942
*	Mirae Asset Life Insurance Co. Ltd.	24,853	133,073
#	Mirae Asset Securities Co. Ltd.	63,331	864,415
	Mirae Asset Venture Investment Co. Ltd.	4,966	24,187
	Misto Holdings Corp.	12,699	326,933
	Miwon Chemicals Co. Ltd.	147	8,681
	Miwon Commercial Co. Ltd.	534	63,642
	Miwon Holdings Co. Ltd.	286	15,377
	Miwon Specialty Chemical Co. Ltd.	566	60,018
	MK Electron Co. Ltd.	5,926	34,447
	MNTech Co. Ltd.	3,176	28,031
*	Mobase Electronics Co. Ltd.	7,819	8,095
	Modetour Network, Inc.	2,119	17,743
*	MONAYONGPYONG	9,275	29,007
	Motrex Co. Ltd.	6,260	41,252
	Muhak Co. Ltd.	3,862	21,468
	Myoung Shin Industrial Co. Ltd.	5,239	31,718
	Namhae Chemical Corp.	3,870	20,978
	Namuga Co. Ltd.	2,446	25,937
	Namyang Dairy Products Co. Ltd.	940	42,187
	Nature Holdings Co. Ltd.	4,291	35,591
	NAVER Corp.	4,821	811,351
	NCSoft Corp.	1,856	257,689
	NeoPharm Co. Ltd.	3,154	41,933
	Neosem, Inc.	3,005	18,311
*	Neowiz	4,899	87,187

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Neowiz Holdings Corp.	920	$16,448
*	NEPES Corp.	6,963	57,371
*	Neptune Co.	5,865	29,864
Ω	Netmarble Corp.	8,565	365,781
	New Power Plasma Co. Ltd.	5,541	22,073
*	Newflex Technology Co. Ltd.	6,149	19,798
	Nexen Corp.	4,007	17,645
	Nexen Tire Corp.	4,854	20,785
*	Nexon Games Co. Ltd.	4,436	44,142
	NEXTIN, Inc.	1,876	63,432
#	NH Investment & Securities Co. Ltd.	56,591	820,402
#	NHN Corp.	5,819	120,088
	NHN KCP Corp.	8,103	93,658
	NICE Holdings Co. Ltd.	5,792	55,454
	Nice Information & Telecommunication, Inc.	2,046	36,084
	NICE Information Service Co. Ltd.	15,565	182,524
	NICE Infra Co. Ltd.	5,667	18,672
	Nong Shim Holdings Co. Ltd.	454	26,916
	NongShim Co. Ltd.	877	243,360
	NOROO Paint & Coatings Co. Ltd.	2,751	17,508
	NOVAREX Co. Ltd.	2,936	39,924
	NPC	6,680	21,128
	OCI Co. Ltd.	416	17,238
	OCI Holdings Co. Ltd.	1,599	107,238
	ONEJOON Co. Ltd.	3,886	27,313
	Oriental Precision & Engineering Co. Ltd.	7,436	32,051
	Orion Corp.	9,135	729,382
	Orion Holdings Corp.	7,752	124,159
	Osang Healthcare Co. Ltd.	1,079	14,093
*	OSTEONIC Co. Ltd.	2,396	11,860
*	Osung Advanced Materials Co. Ltd.	18,332	18,859
	Otoki Corp.	449	128,575
	Pan Ocean Co. Ltd.	26,302	79,486
	Paradise Co. Ltd.	7,025	91,340
	Park Systems Corp.	1,229	242,607
	Partron Co. Ltd.	11,262	53,608
*	Pearl Abyss Corp.	4,270	119,435
	People & Technology, Inc.	4,736	118,183
*	Peptron, Inc.	1,506	314,463
	PHA Co. Ltd.	2,660	21,360
	PharmaResearch Co. Ltd.	1,593	634,073
		Shares	Value»
SOUTH KOREA — (Continued)
	Pharmicell Co. Ltd.	3,656	$33,518
	Philenergy Co. Ltd.	104	1,020
*	Philoptics Co. Ltd.	1,534	36,310
	PI Advanced Materials Co. Ltd.	2,025	26,045
*	PKC Co. Ltd.	4,745	20,125
*	Polaris AI Corp.	11,204	19,594
*	Polaris Office Corp.	3,142	13,355
*	PonyLink Co. Ltd.	20,885	16,154
#	Posco DX Co. Ltd.	14,799	253,064
	Posco M-Tech Co. Ltd.	4,685	49,430
*	Power Logics Co. Ltd.	5,517	18,282
	Protec Co. Ltd.	1,501	28,689
	PSK, Inc.	6,562	96,927
	Pulmuone Co. Ltd.	3,204	34,121
*	Rainbow Robotics	593	116,898
*	Refine Co. Ltd.	1,479	18,503
*	Reyon Pharmaceutical Co. Ltd.	587	4,869
	RFHIC Corp.	1,978	39,428
*	RFTech Co. Ltd.	9,790	18,020
*	Robostar Co. Ltd.	1,279	24,482
	Rorze Systems Corp.	1,438	13,546
	S&S Tech Corp.	1,955	69,909
	S-1 Corp.	7,124	379,656
#	Sam Chun Dang Pharm Co. Ltd.	1,025	150,679
	Sam Yung Trading Co. Ltd.	3,832	45,763
	Samchully Co. Ltd.	452	44,954
	SAMHWA Paints Industrial Co. Ltd.	4,611	20,545
	Samick THK Co. Ltd.	1,425	10,234
*	Samil Pharmaceutical Co. Ltd.	2,871	21,153
	Samji Electronics Co. Ltd.	3,059	26,054
	Samjin Pharmaceutical Co. Ltd.	1,297	18,763
	Sammok S-Form Co. Ltd.	1,045	15,660
*Ω	Samsung Biologics Co. Ltd.	1,423	1,087,211
	Samsung C&T Corp.	10,387	1,253,138
	Samsung Card Co. Ltd. (029780 KS)	10,148	363,298
	Samsung Electro-Mechanics Co. Ltd.	5,645	599,766
	Samsung Electronics Co. Ltd. (005930 KS)	324,240	16,524,547
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	573	717,035

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	4,405	$5,537,085
	Samsung Engineering Co. Ltd.	76,812	1,456,521
	Samsung Fire & Marine Insurance Co. Ltd.	5,563	1,756,180
*	Samsung Heavy Industries Co. Ltd.	57,510	784,978
	Samsung Life Insurance Co. Ltd.	8,789	793,334
*	Samsung Pharmaceutical Co. Ltd.	8,786	9,918
#	Samsung SDI Co. Ltd.	5,590	802,143
	Samsung SDS Co. Ltd.	3,972	455,064
	Samsung Securities Co. Ltd.	28,770	1,458,479
	SAMT Co. Ltd.	10,436	22,966
	Samwha Capacitor Co. Ltd.	2,032	40,102
	Samwha Electric Co. Ltd.	664	12,914
	Samyang Corp.	593	22,532
	Samyang Foods Co. Ltd.	998	1,031,268
	Samyang Holdings Corp.	1,074	64,850
	Samyang Packaging Corp.	1,826	18,224
	Samyang Tongsang Co. Ltd.	207	8,282
	Samyoung Co. Ltd.	3,277	9,709
	Sangsin Energy Display Precision Co. Ltd.	2,574	16,708
	Saramin Co. Ltd.	2,216	23,230
	Satrec Initiative Co. Ltd.	231	8,080
*	SBI Investment Korea Co. Ltd.	18,153	10,228
	SD Biosensor, Inc.	11,297	81,182
	SeAH Besteel Holdings Corp.	2,560	57,466
	SeAH Steel Corp.	387	41,923
	SeAH Steel Holdings Corp.	552	79,866
	Sebang Co. Ltd.	2,671	27,380
	Sebang Global Battery Co. Ltd.	743	35,387
	Seegene, Inc.	6,392	136,063
	Segyung Hitech Co. Ltd.	7,275	35,203
	Sejin Heavy Industries Co. Ltd.	3,584	33,600
		Shares	Value»
SOUTH KOREA — (Continued)
	Sekonix Co. Ltd.	2,406	$10,442
	Seobu T&D	7,366	46,260
	Seohan Co. Ltd.	28,267	18,384
	Seohee Construction Co. Ltd.	27,891	36,784
*	Seoul Auction Co. Ltd.	1,312	8,200
*	Seoul Semiconductor Co. Ltd.	9,925	50,699
	Seoyon Co. Ltd.	2,977	21,450
	Seoyon E-Hwa Co. Ltd.	3,804	33,748
	SEWOONMEDICAL Co. Ltd.	3,371	6,609
*	SFA Engineering Corp.	3,839	67,708
*	SFA Semicon Co. Ltd.	15,076	35,232
	SGC Energy Co. Ltd.	1,224	21,563
	Shin Heung Energy & Electronics Co. Ltd.	3,770	11,434
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	21,693
	Shindaeyang Paper Co. Ltd.	4,560	35,781
	Shinhan Financial Group Co. Ltd. (055550 KS)	51,502	2,507,827
	Shinil Electronics Co. Ltd.	13,867	14,094
	Shinsegae International, Inc.	5,114	42,718
	Shinsegae, Inc.	1,903	235,118
	Shinsung Delta Tech Co. Ltd.	3,217	154,713
*	Shinsung E&G Co. Ltd.	13,700	15,061
	Shinwon Corp.	20,628	26,008
	Shinyoung Securities Co. Ltd.	666	61,177
	Showbox Corp.	8,954	17,710
#*	Silicon2 Co. Ltd.	12,019	445,407
	Silla Co. Ltd.	1,575	11,175
	SIMMTECH Co. Ltd.	1,934	31,646
	SIMPAC, Inc.	4,358	16,150
	Sindoh Co. Ltd.	1,472	52,411
	Sinil Pharm Co. Ltd.	2,016	9,697
#*	SK Biopharmaceuticals Co. Ltd.	10,636	749,066
*	SK Bioscience Co. Ltd.	2,682	87,753
	SK Chemicals Co. Ltd.	2,286	111,500
#	SK Discovery Co. Ltd.	4,174	164,026
*	SK Eternix Co. Ltd.	3,890	67,117
	SK Gas Ltd.	1,119	213,258
*Ω	SK IE Technology Co. Ltd.	1,748	34,651

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK oceanplant Co. Ltd.	2,702	$38,442
	SK Securities Co. Ltd.	104,448	50,531
	SK Telecom Co. Ltd. (017670 KS)	6,199	250,387
#*	SKC Co. Ltd.	2,060	148,236
	SL Corp.	4,193	99,939
	SM Entertainment Co. Ltd.	4,336	414,113
*	SMEC Co. Ltd.	21,825	57,302
	SNT Dynamics Co. Ltd.	2,696	113,047
	SNT Holdings Co. Ltd.	1,335	53,569
	S-Oil Corp.	11,168	503,755
	Solid, Inc.	13,559	61,026
#*	SOLUM Co. Ltd.	15,138	179,432
	Solus Advanced Materials Co. Ltd.	3,812	23,436
	Songwon Industrial Co. Ltd.	5,440	42,839
	Soop Co. Ltd.	3,044	172,997
	Soulbrain Co. Ltd.	1,833	310,854
	Soulbrain Holdings Co. Ltd.	2,168	68,642
	SPC Samlip Co. Ltd.	539	21,269
	SPG Co. Ltd.	2,484	44,309
	ST Pharm Co. Ltd.	662	41,178
	Straffic Co. Ltd.	4,180	11,642
#*	Studio Dragon Corp.	4,822	160,369
*	Sugentech, Inc.	2,106	10,274
	Sung Kwang Bend Co. Ltd.	3,015	69,056
*	Sungchang Enterprise Holdings Ltd.	19,478	22,578
*	Sungeel Hitech Co. Ltd.	231	6,290
	Sungwoo Hitech Co. Ltd.	13,423	57,177
	Sunny Electronics Corp.	5,903	7,662
*	Suprema, Inc.	1,181	28,455
*	SY Co. Ltd.	6,825	16,760
*	Synergy Innovation Co. Ltd.	5,017	10,288
*	Synopex, Inc.	15,828	76,663
	Systems Technology, Inc.	2,490	33,850
	T&L Co. Ltd.	1,035	45,034
	Taekwang Industrial Co. Ltd.	56	40,445
	TAEKYUNG BK Co. Ltd.	5,136	19,025
*	Taewoong Co. Ltd.	2,925	84,964
	Taeyang Metal Industrial Co. Ltd.	9,366	15,633
#*	Taihan Electric Wire Co. Ltd.	9,628	108,055
	TCC Steel	2,674	34,316
		Shares	Value»
SOUTH KOREA — (Continued)
	TechWing, Inc.	3,740	$74,015
	Telechips, Inc.	1,642	15,844
	TES Co. Ltd.	1,569	29,105
*	Theragen Etex Co. Ltd.	12,996	27,993
*	TK Chemical Corp.	18,770	24,134
	TK Corp.	2,924	48,172
	TKG Huchems Co. Ltd.	6,016	76,299
	TLB Co. Ltd.	759	14,687
	Tokai Carbon Korea Co. Ltd.	1,278	97,842
*	Tongyang Life Insurance Co. Ltd.	12,025	72,951
	Toptec Co. Ltd.	5,346	18,914
	Tovis Co. Ltd.	4,782	54,673
	TSE Co. Ltd.	588	16,330
*	Tuksu Construction Co. Ltd.	2,777	14,528
	TYM Corp.	11,325	41,177
	UBCare Co. Ltd.	3,061	8,537
*	Ubivelox, Inc.	1,708	7,237
	Uju Electronics Co. Ltd.	1,295	41,116
*	Uni-Chem Co. Ltd.	21,092	26,408
	Unid Co. Ltd.	1,058	63,921
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	44,957
	Uniquest Corp.	3,582	15,920
*	Unison Co. Ltd.	11,710	11,146
*	UniTest, Inc.	3,147	28,022
	Unitrontech Co. Ltd.	2,869	13,153
	Value Added Technology Co. Ltd.	2,937	49,853
	Viatron Technologies, Inc.	4,010	25,560
	VICTEK Co. Ltd.	3,541	10,330
*††	Vidente Co. Ltd.	12,986	5,834
	Vieworks Co. Ltd.	1,715	25,774
*	Vina Tech Co. Ltd.	522	10,697
	Vitzro Tech Co. Ltd.	2,270	13,941
	Vitzrocell Co. Ltd.	4,594	102,855
*	VM, Inc.	2,230	17,623
#*	VT Co. Ltd.	6,488	167,507
	Webzen, Inc.	2,569	27,009
	Whanin Pharmaceutical Co. Ltd.	2,615	22,597
	WiSoL Co. Ltd.	4,967	23,902
#	Won Tech Co. Ltd.	16,450	151,997
*	Wonik Holdings Co. Ltd.	10,865	46,681
	WONIK IPS Co. Ltd.	3,743	87,413
	Wonik Materials Co. Ltd.	1,797	30,599
	Wonik QnC Corp.	4,248	55,779
	Woojin, Inc.	2,166	17,276

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woongjin Co. Ltd.	11,317	$26,053
*	Wooree Bio Co. Ltd.	4,851	8,012
	Woori Financial Group, Inc. (316140 KS)	178,328	3,164,110
#	Woori Financial Group, Inc. (WF US), Sponsored ADR	773	40,884
*	Woori Technology Investment Co. Ltd.	10,762	71,895
*	Woori Technology, Inc.	22,299	58,473
*	Woosu AMS Co. Ltd.	11,985	26,569
	Worldex Industry & Trading Co. Ltd.	3,898	67,746
*	Wysiwyg Studios Co. Ltd.	6,944	4,522
	Xexymix Corp.	8,850	39,039
	Y G-1 Co. Ltd.	3,502	14,527
*	YC Corp.	4,787	38,042
	YG Entertainment, Inc.	1,723	105,266
*	YG PLUS	6,733	41,496
*	YMT Co. Ltd.	3,720	24,588
	Youlchon Chemical Co. Ltd.	1,214	29,764
	Young Poong Corp.	1,230	37,525
#	Youngone Corp.	8,797	382,373
	Youngone Holdings Co. Ltd.	1,616	163,768
	Yuanta Securities Korea Co. Ltd.	27,085	72,308
	Yuhan Corp.	5,469	460,475
	YuHwa Securities Co. Ltd.	6,972	14,012
*	Yungjin Pharmaceutical Co. Ltd.	16,046	24,741
	Zeus Co. Ltd.	3,741	33,146
	Zinus, Inc.	1,437	22,278
TOTAL SOUTH KOREA			147,756,315
TAIWAN — (19.8%)
	104 Corp.	2,000	14,865
	91APP, Inc.	16,000	43,787
	Aaeon Technology, Inc.	4,199	16,911
	ABC Taiwan Electronics Corp.	19,210	10,387
	Abico Avy Co. Ltd.	36,021	40,929
#	Ability Enterprise Co. Ltd.	47,000	93,399
	Ability Opto-Electronics Technology Co. Ltd.	10,200	39,501
	AcBel Polytech, Inc.	193,382	177,635
	Accton Technology Corp.	86,000	2,539,940
	Acer Cyber Security, Inc.	3,868	22,159
		Shares	Value»
TAIWAN — (Continued)
	Acer E-Enabling Service Business, Inc.	3,000	$23,392
#	Acer, Inc.	1,074,000	1,147,420
*	ACES Electronic Co. Ltd.	25,764	48,917
*	Acon Holding, Inc.	48,041	12,923
	Acter Group Corp. Ltd.	35,518	579,107
	Action Electronics Co. Ltd.	52,000	22,045
	ADATA Technology Co. Ltd.	99,053	300,370
	Addcn Technology Co. Ltd.	11,506	67,697
	Advanced Energy Solution Holding Co. Ltd.	10,000	412,150
	Advanced International Multitech Co. Ltd.	28,000	60,134
*	Advanced Optoelectronic Technology, Inc.	36,000	16,756
	Advanced Power Electronics Corp.	13,000	34,902
#	Advancetek Enterprise Co. Ltd.	98,000	228,676
	Advantech Co. Ltd.	49,406	549,584
*	AEON Motor Co. Ltd.	9,000	9,850
	Aerospace Industrial Development Corp.	102,000	148,971
	AGV Products Corp.	138,000	48,661
	AIC, Inc.	1,000	10,639
	Airoha Technology Corp.	8,000	147,545
	Airtac International Group	26,532	754,610
	Alchip Technologies Ltd.	16,000	2,045,391
	Alexander Marine Co. Ltd.	4,217	28,354
	Allied Supreme Corp.	17,000	146,888
#	Allis Electric Co. Ltd.	55,102	187,271
	Alltek Technology Corp.	79,475	95,215
	Alltop Technology Co. Ltd.	12,001	93,671
	Alpha Networks, Inc.	80,772	71,273
	Altek Corp.	77,620	104,025
	Amazing Microelectronic Corp.	18,295	38,945
	Ambassador Hotel	13,000	18,137
	AMPACS Corp.	20,000	20,674
	Ampire Co. Ltd.	28,000	25,372
	AMPOC Far-East Co. Ltd.	22,000	69,331

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AmTRAN Technology Co. Ltd.	170,425	$75,141
*	Amulaire Thermal Technology, Inc.	16,883	13,771
	Anji Technology Co. Ltd.	14,278	15,315
	Anpec Electronics Corp.	17,000	95,733
	Aopen, Inc.	12,000	17,945
	AP Memory Technology Corp.	2,000	21,813
	Apac Opto Electronics, Inc.	20,000	55,784
	Apacer Technology, Inc.	24,000	46,288
	APAQ Technology Co. Ltd.	5,000	17,337
	APCB, Inc.	35,000	16,256
	Apex Biotechnology Corp.	14,000	13,448
	Apex Dynamics, Inc.	2,000	46,886
	Apex Science & Engineering	31,212	12,596
	Arcadyan Technology Corp.	31,805	235,037
	Argosy Research, Inc.	17,013	94,268
	ASE Technology Holding Co. Ltd.	365,000	1,770,026
#	Asia Optical Co., Inc.	56,000	241,697
	Asia Polymer Corp.	90,295	37,451
	Asia Tech Image, Inc.	14,000	36,058
	Asia Vital Components Co. Ltd.	52,158	1,585,315
	ASIX Electronics Corp.	11,000	29,970
	ASMedia Technology, Inc.	8,000	503,333
	ASolid Technology Co. Ltd.	16,000	27,542
	ASPEED Technology, Inc.	11,600	1,756,713
	ASROCK, Inc.	13,000	114,455
	Asustek Computer, Inc.	121,000	2,656,120
	ATE Energy International Co. Ltd.	30,000	28,045
	Aten International Co. Ltd.	20,000	39,115
	Auden Techno Corp.	5,000	15,059
	Audix Corp.	21,000	42,041
	AURAS Technology Co. Ltd.	11,000	245,044
	Aurora Corp.	17,000	32,473
	Avalue Technology, Inc.	11,000	35,246
		Shares	Value»
TAIWAN — (Continued)
	Avermedia Technologies	15,400	$20,756
	Axiomtek Co. Ltd.	21,986	61,862
	Azurewave Technologies, Inc.	20,000	39,021
	Bafang Yunji International Co. Ltd.	5,000	30,769
	Basso Industry Corp.	23,000	29,507
	BenQ Materials Corp.	52,000	39,044
#	BES Engineering Corp.	529,000	195,865
#	Bin Chuan Enterprise Co. Ltd.	29,000	46,302
	Bionime Corp.	5,000	12,296
	Bioteque Corp.	10,000	36,686
	Bizlink Holding, Inc.	33,403	1,004,651
	Bon Fame Co. Ltd.	8,000	16,250
	Bora Pharmaceuticals Co. Ltd.	11,896	324,191
	Brave C&H Supply Co. Ltd.	6,000	16,977
	Bright Led Electronics Corp.	27,000	14,927
	Brightek Optoelectronic Co. Ltd.	16,000	25,247
	Brighton-Best International Taiwan, Inc.	106,000	123,649
	Brillian Network & Automation Integrated System Co. Ltd.	6,000	51,513
	C Sun Manufacturing Ltd.	22,267	106,889
	Calitech Co. Ltd.	9,000	19,808
*	Caliway Biopharmaceuticals Co. Ltd.	50,000	206,789
*	Cameo Communications, Inc.	32,537	9,743
	Capital Futures Corp.	26,812	43,524
	Castles Technology Co. Ltd.	20,430	48,015
	Caswell, Inc.	8,000	22,241
	Cathay Chemical Works	14,000	25,965
	Cathay Financial Holding Co. Ltd.	1,014,188	2,055,593
	Cathay Real Estate Development Co. Ltd.	234,000	145,521
*	CCP Contact Probes Co. Ltd.	25,601	26,155
*	Celxpert Energy Corp.	33,316	38,330
	Cenra, Inc.	38,000	42,755

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Center Laboratories, Inc.	151,986	$189,113
#	Central Reinsurance Co. Ltd.	147,642	114,146
	Century Iron & Steel Industrial Co. Ltd.	64,000	399,513
#	Chailease Holding Co. Ltd.	304,463	1,175,426
*	ChainQui Construction Development Co. Ltd.	34,700	15,187
	Champion Microelectronic Corp.	4,100	7,851
	Chang Hwa Commercial Bank Ltd.	608,833	376,057
#	Chang Wah Electromaterials, Inc.	86,000	111,415
	Chang Wah Technology Co. Ltd.	63,000	64,268
	Channel Well Technology Co. Ltd.	43,000	127,601
	Chant Sincere Co. Ltd.	15,000	21,140
	CHC Healthcare Group	45,000	69,034
	CHC Resources Corp.	13,000	31,651
	Chen Full International Co. Ltd.	29,000	39,197
	Chenbro Micom Co. Ltd.	12,000	203,403
*	Cheng Mei Materials Technology Corp.	141,065	65,322
#	Cheng Uei Precision Industry Co. Ltd.	93,000	175,545
	Chia Chang Co. Ltd.	42,000	51,994
	Chia Hsin Cement Corp.	92,320	43,309
#	Chicony Electronics Co. Ltd.	179,185	781,326
	Chicony Power Technology Co. Ltd.	43,055	161,783
	Chien Kuo Construction Co. Ltd.	35,200	30,080
	Chien Shing Harbour Service Co. Ltd.	8,000	12,371
	China Bills Finance Corp.	222,000	112,539
	China Electric Manufacturing Corp.	63,900	26,955
#	China General Plastics Corp.	110,971	44,158
	China Glaze Co. Ltd.	40,000	21,638
		Shares	Value»
TAIWAN — (Continued)
*	China Man-Made Fiber Corp.	347,588	$73,770
	China Metal Products	53,000	44,062
#	China Motor Corp.	77,200	142,389
#*	China Petrochemical Development Corp.	441,000	109,630
	China Steel Chemical Corp.	40,000	116,200
	China Steel Structure Co. Ltd.	4,000	5,709
	China Wire & Cable Co. Ltd.	21,000	26,616
	Ching Feng Home Fashions Co. Ltd.	36,495	24,727
*	Chip Hope Co. Ltd.	5,000	6,095
	Chlitina Holding Ltd.	17,513	59,656
	Chong Hong Construction Co. Ltd.	47,000	128,417
	Chroma ATE, Inc.	66,000	945,073
	Chun YU Works & Co. Ltd.	17,850	11,201
	Chun Yuan Steel Industry Co. Ltd.	155,000	102,666
#*	Chung Hung Steel Corp.	257,000	132,072
	Chung Hwa Chemical Industrial Works Ltd.	21,000	22,987
	Chung Hwa Food Industrial Co. Ltd.	9,350	28,080
	Chung Lien Co. Ltd.	9,000	11,322
	Chung-Hsin Electric & Machinery Manufacturing Corp.	186,000	1,019,359
	Chunghwa Telecom Co. Ltd. (2412 TT)	127,000	548,802
	Cleanaway Co. Ltd. (8422 TT)	15,000	96,844
	Clevo Co.	138,000	204,103
	Collins Co. Ltd.	24,000	12,186
	Compal Electronics, Inc.	1,261,000	1,234,018
	Complex Micro Interconnection Co. Ltd.	10,000	13,516
	Compucase Enterprise	19,000	72,645
	Continental Holdings Corp.	111,000	81,741
	Contrel Technology Co. Ltd.	38,000	47,316
	Coremax Corp.	22,265	40,673
#	Coretronic Corp.	99,000	268,032
	Co-Tech Development Corp.	43,000	168,843
	Coxon Precise Industrial Co. Ltd.	18,000	8,169

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Creative Sensor, Inc.	15,300	$28,485
*	CSBC Corp. Taiwan	96,000	51,767
	CTBC Financial Holding Co. Ltd.	2,261,000	3,106,832
	CTCI Advanced Systems, Inc.	2,000	8,133
	CTCI Corp.	179,000	174,523
	CTI Traffic Industries Co. Ltd.	1,200	3,949
	CviLux Corp.	25,000	35,259
	Cyberlink Corp.	13,000	40,577
	CyberPower Systems, Inc.	16,800	129,981
*	CyberTAN Technology, Inc.	111,000	97,014
	Cystech Electronics Corp.	3,150	8,065
	DA CIN Construction Co. Ltd.	84,600	168,913
	Dafeng TV Ltd.	10,000	16,985
	Dah San Electric Wire & Cable Co. Ltd.	10,000	17,444
#	Da-Li Development Co. Ltd.	85,771	130,119
	Darfon Electronics Corp.	51,000	59,590
	Darwin Precisions Corp.	87,000	31,250
	Daxin Materials Corp.	16,000	135,792
	De Licacy Industrial Co. Ltd.	76,338	33,846
	Delpha Construction Co. Ltd.	40,000	38,050
	Delta Electronics, Inc.	106,000	1,996,838
	Depo Auto Parts Ind Co. Ltd.	19,000	108,698
	DFI, Inc.	7,000	16,638
	Dimerco Data System Corp.	12,450	50,811
#	Dimerco Express Corp.	55,104	139,616
	D-Link Corp.	181,920	99,789
*	Donpon Precision, Inc.	27,000	25,725
	Dr. Wu Skincare Co. Ltd.	6,000	25,426
	Draytek Corp.	13,000	13,837
	Drewloong Precision, Inc.	3,076	16,678
	Dyaco International, Inc.	32,226	22,917
	Dynamic Medical Technologies, Inc.	8,400	20,522
#	Dynapack International Technology Corp.	37,000	283,191
	E Ink Holdings, Inc.	60,000	408,553
	E.Sun Financial Holding Co. Ltd.	982,519	1,050,798
		Shares	Value»
TAIWAN — (Continued)
	Eastech Holding Ltd.	7,000	$21,177
*	Eastern Media International Corp.	81,166	41,819
*	Eclat Textile Co. Ltd.	26,000	347,785
	eCloudvalley Digital Technology Co. Ltd.	8,000	21,345
*	Edimax Technology Co. Ltd.	46,000	26,907
	Edison Opto Corp.	30,619	17,775
*	Edom Technology Co. Ltd.	44,000	37,144
	eGalax_eMPIA Technology, Inc.	19,032	22,758
	Elan Microelectronics Corp.	85,100	351,582
	E-Lead Electronic Co. Ltd.	13,328	16,865
	E-LIFE MALL Corp.	20,000	47,743
	Elite Advanced Laser Corp.	21,600	138,331
	Elite Material Co. Ltd.	45,000	1,649,547
	Elite Semiconductor Microelectronics Technology, Inc.	57,000	94,747
	Elitegroup Computer Systems Co. Ltd.	88,000	51,006
	eMemory Technology, Inc.	16,000	1,083,113
	Emerging Display Technologies Corp.	44,000	32,715
	ENE Technology, Inc.	14,000	16,830
	Ennoconn Corp.	43,464	441,870
	Eris Technology Corp.	4,844	20,189
	Eson Precision Ind Co. Ltd.	32,000	69,180
#	Eternal Materials Co. Ltd.	260,224	241,149
	Eurocharm Holdings Co. Ltd.	6,000	26,998
	Ever Supreme Bio Technology Co. Ltd.	8,139	41,347
	Evergreen Aviation Technologies Corp.	29,000	113,241
	Evergreen International Storage & Transport Corp.	116,000	132,794
	EVERGREEN Steel Corp.	49,000	131,912
	Everlight Chemical Industrial Corp.	140,000	76,019
	Everlight Electronics Co. Ltd.	108,000	249,360
	Evertop Wire Cable Corp.	33,000	36,864
	Excel Cell Electronic Co. Ltd.	15,000	8,759
	Excellence Opto, Inc.	15,000	10,523

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Excelsior Medical Co. Ltd.	22,692	$63,577
	Far Eastern Department Stores Ltd.	142,000	100,540
	Far Eastern International Bank	335,205	150,354
	Far Eastern New Century Corp.	352,000	337,372
	Far EasTone Telecommunications Co. Ltd.	167,000	455,476
#	Faraday Technology Corp.	55,621	280,526
	Farglory F T Z Investment Holding Co. Ltd.	25,071	37,526
#	Farglory Land Development Co. Ltd.	104,000	214,881
	Feedback Technology Corp.	12,960	43,563
	Feng Hsin Steel Co. Ltd.	60,000	135,578
	Feng TAY Enterprise Co. Ltd.	86,048	340,288
	FineTek Co. Ltd.	4,080	17,375
	Firich Enterprises Co. Ltd.	35,000	29,486
#*	First Copper Technology Co. Ltd.	34,000	37,170
	First Financial Holding Co. Ltd.	1,480,713	1,462,699
	First Hotel	33,000	14,828
	First Insurance Co. Ltd.	69,000	56,758
*	First Steamship Co. Ltd.	121,000	23,519
	FIT Holding Co. Ltd.	46,000	72,794
	Fitipower Integrated Technology, Inc.	30,450	182,739
*	FLEXium Interconnect, Inc.	80,000	174,429
#	Flytech Technology Co. Ltd.	26,000	97,516
	FocalTech Systems Co. Ltd.	68,000	142,967
	Forcecon Tech Co. Ltd.	19,285	72,880
*	Forest Water Environment Engineering Co. Ltd.	9,938	10,640
#	Formosa Chemicals & Fibre Corp.	291,000	279,466
		Shares	Value»
TAIWAN — (Continued)
	Formosa International Hotels Corp.	10,000	$63,685
	Formosa Oilseed Processing Co. Ltd.	11,400	11,378
	Formosa Optical Technology Co. Ltd.	7,000	30,479
#	Formosa Plastics Corp.	149,000	211,951
	Formosan Rubber Group, Inc.	74,700	62,086
	Formosan Union Chemical Corp.	115,000	67,845
	Fortune Electric Co. Ltd.	31,020	682,719
	Fositek Corp.	6,000	180,436
	Founding Construction & Development Co. Ltd.	75,000	41,623
	Foxconn Technology Co. Ltd.	148,000	318,234
	Foxsemicon Integrated Technology, Inc.	22,150	224,275
	Froch Enterprise Co. Ltd.	19,000	9,236
	FSP Technology, Inc.	40,000	73,760
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	18,999
#	Fu Hua Innovation Co. Ltd.	107,758	119,859
	Fubon Financial Holding Co. Ltd.	921,630	2,529,569
	Fulgent Sun International Holding Co. Ltd.	32,868	112,247
	Fullerton Technology Co. Ltd.	26,000	19,598
	Fusheng Precision Co. Ltd.	16,000	149,765
	G Shank Enterprise Co. Ltd.	36,004	95,973
	Gallant Micro Machining Co. Ltd.	1,000	21,695
#	Gamania Digital Entertainment Co. Ltd.	37,000	79,100
#*	GCS Holdings, Inc.	20,000	109,381
	Gemtek Technology Corp.	109,000	87,074
*	General Interface Solution GIS Holding Ltd.	64,000	97,816
	General Plastic Industrial Co. Ltd.	24,000	24,278

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Generalplus Technology, Inc.	19,000	$24,638
	Genesys Logic, Inc.	5,000	21,956
	Genius Electronic Optical Co. Ltd.	23,634	340,372
	Genmont Biotech, Inc.	13,000	8,763
	Genovate Biotechnology Co. Ltd.	21,630	13,171
	GeoVision, Inc.	21,360	34,648
	Getac Holdings Corp.	97,000	380,423
	GFC Ltd.	10,000	37,132
	Gigabyte Technology Co. Ltd.	140,000	1,270,172
*	Gigasolar Materials Corp.	9,265	22,398
*	Gigastorage Corp.	97,000	39,629
	Global Lighting Technologies, Inc.	21,000	28,065
	Global PMX Co. Ltd.	6,000	23,375
	Global Unichip Corp.	25,000	1,001,182
	Globaltek Fabrication Co. Ltd.	9,000	16,482
	Globe Union Industrial Corp.	61,138	20,258
	Gloria Material Technology Corp.	111,000	137,405
*	GlycoNex, Inc.	14,000	10,533
#	GMI Technology, Inc.	26,247	38,960
	Golden Long Teng Development Co. Ltd.	20,000	17,586
	Goldsun Building Materials Co. Ltd.	216,000	266,499
	Good Will Instrument Co. Ltd.	27,000	40,780
	Gordon Auto Body Parts	22,000	20,333
	Gourmet Master Co. Ltd.	12,208	32,729
	Grand Fortune Securities Co. Ltd.	115,000	42,583
#*	Grand Pacific Petrochemical	191,145	66,445
	Grand Process Technology Corp.	5,000	248,946
	GrandTech CG Systems, Inc.	12,272	21,095
	Grape King Bio Ltd.	31,000	133,977
	Great China Metal Industry	55,000	39,477
#	Great Taipei Gas Co. Ltd.	149,000	150,226
	Great Tree Pharmacy Co. Ltd.	24,843	126,663
	Green World FinTech Service Co. Ltd.	20,000	40,379
		Shares	Value»
TAIWAN — (Continued)
	Group Up Industrial Co. Ltd.	4,000	$28,417
	GTM Holdings Corp.	43,000	44,355
#	Gudeng Precision Industrial Co. Ltd.	11,393	114,402
	Hanpin Electron Co. Ltd.	23,000	35,459
	Harvatek Corp.	45,000	25,915
	Heran Co. Ltd.	12,000	29,903
	Hey Song Corp.	74,000	98,729
	Hi-Clearance, Inc.	8,592	39,931
	Highlight Tech Corp.	18,266	26,441
	Highwealth Construction Corp.	211,114	288,466
	Hi-Lai Foods Co. Ltd.	3,000	15,247
	HIM International Music, Inc.	10,000	32,673
	Hiroca Holdings Ltd.	23,000	17,738
*	Hitron Technology, Inc.	25,080	18,715
	Hiwin Technologies Corp.	38,350	269,216
	Hiyes International Co. Ltd.	6,487	18,889
	Ho Tung Chemical Corp.	324,000	84,376
	Hocheng Corp.	66,420	36,396
	Holdings-Key Electric Wire & Cable Co. Ltd.	16,000	26,791
	Holy Stone Enterprise Co. Ltd.	37,350	99,777
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,036,600	6,095,705
	Hon Hai Precision Industry Co. Ltd. (HHPD LI), GDR	2,694	31,352
	Hon Hai Precision Industry Co. Ltd. (HNHPF US), GDR	5,974	69,597
	Hong Ho Precision Textile Co. Ltd.	16,000	10,836
	Hong Pu Real Estate Development Co. Ltd.	73,000	66,514
	Hong TAI Electric Industrial	55,000	67,166
#	Hotai Finance Co. Ltd.	73,080	156,833
	Hotai Motor Co. Ltd.	38,600	710,071
*	Hotron Precision Electronic Industrial Co. Ltd.	34,000	20,384
	Hsin Kuang Steel Co. Ltd.	34,000	46,047
	Hsin Yung Chien Co. Ltd.	11,620	34,229
*	HTC Corp.	182,000	244,379

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	HUA ENG Wire & Cable Co. Ltd.	90,000	$79,183
	Hua Jung Components Co. Ltd.	38,000	16,213
	Hua Nan Financial Holdings Co. Ltd.	1,009,894	967,670
	Hua Yu Lien Development Co. Ltd.	16,918	40,846
	Huaku Development Co. Ltd.	116,025	369,086
	Huang Hsiang Construction Corp.	37,188	48,499
	Huikwang Corp.	18,000	15,974
	Hung Ching Development & Construction Co. Ltd.	47,000	42,061
	Hung Sheng Construction Ltd.	128,592	98,857
	Huxen Corp.	10,000	16,490
	Hwacom Systems, Inc.	17,000	12,522
#	Hwang Chang General Contractor Co. Ltd.	24,288	59,546
	Ibase Technology, Inc.	10,000	17,921
	Ichia Technologies, Inc.	62,000	84,495
*	Ideal Bike Corp.	35,000	7,560
#	IEI Integration Corp.	41,220	105,104
	Infortrend Technology, Inc.	56,000	39,264
	Info-Tek Corp.	24,000	20,837
	Innodisk Corp.	20,875	157,638
	Inpaq Technology Co. Ltd.	21,424	48,700
	Insyde Software Corp.	16,800	120,874
	Intai Technology Corp.	6,000	20,561
	Integrated Service Technology, Inc.	14,000	56,805
	Interactive Digital Technologies, Inc.	5,000	12,114
#	International Games System Co. Ltd.	73,000	1,908,781
	Inventec Corp.	713,000	1,053,047
	Iron Force Industrial Co. Ltd.	12,296	34,390
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	41,459
	ITE Technology, Inc.	42,000	184,122
	ITEQ Corp.	59,822	200,974
	Jarllytec Co. Ltd.	18,000	65,322
	Jean Co. Ltd.	50,028	44,066
	Jentech Precision Industrial Co. Ltd.	14,098	670,748
	Jetwell Computer Co. Ltd.	5,000	30,794
		Shares	Value»
TAIWAN — (Continued)
	Jia Wei Lifestyle, Inc.	7,999	$12,057
	Jih Lin Technology Co. Ltd.	16,000	24,604
	JMC Electronics Co. Ltd.	7,000	5,727
	Johnson Chemical Pharmaceutical Works Corp.	5,000	9,629
	Johnson Health Tech Co. Ltd.	21,000	106,253
#	JPC connectivity, Inc.	27,000	122,982
	JSL Construction & Development Co. Ltd.	44,365	116,148
	Kaimei Electronic Corp.	15,120	28,952
	Kaori Heat Treatment Co. Ltd.	11,000	115,277
	Kaulin Manufacturing Co. Ltd.	23,000	9,208
	Kedge Construction Co. Ltd.	10,063	28,450
	KEE TAI Properties Co. Ltd.	102,515	43,100
	Kenda Rubber Industrial Co. Ltd.	36,000	27,204
	Kerry TJ Logistics Co. Ltd.	47,000	52,796
	Keystone Microtech Corp.	4,000	48,072
	KGI Financial Holding Co. Ltd.	2,432,019	1,231,952
	KHGEARS International Ltd.	5,420	29,117
	Kindom Development Co. Ltd.	141,900	236,536
	King Slide Works Co. Ltd.	10,000	880,496
*	King's Town Bank Co. Ltd.	204,000	367,843
*	King's Town Construction Co. Ltd.	27,000	37,246
	Kingstate Electronics Corp.	8,000	9,259
	Kinik Co.	10,000	107,954
	Kinko Optical Co. Ltd.	35,163	29,989
	Kinpo Electronics	312,000	186,069
	Kinsus Interconnect Technology Corp.	49,000	166,499
	KMC Kuei Meng International, Inc.	16,250	50,989
	KNH Enterprise Co. Ltd.	45,000	25,581
	Ko Ja Cayman Co. Ltd.	9,606	11,590
	KS Terminals, Inc.	32,000	54,486

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kung Long Batteries Industrial Co. Ltd.	12,000	$56,255
*	Kung Sing Engineering Corp.	137,500	51,613
	Kuo Toong International Co. Ltd.	56,248	94,944
	Kuo Yang Construction Co. Ltd.	57,549	33,791
	Kwong Lung Enterprise Co. Ltd.	24,000	38,010
	L&K Engineering Co. Ltd.	57,390	617,911
	La Kaffa International Co. Ltd.	6,000	14,824
	Lanner Electronics, Inc.	25,143	66,785
	Largan Precision Co. Ltd. (3008 TT)	11,000	862,765
	Laser Tek Taiwan Co. Ltd.	23,350	35,547
	Laster Tech Co. Ltd.	29,579	23,377
*	Leader Electronics, Inc.	69,000	21,379
	LEE CHI Enterprises Co. Ltd.	63,000	22,156
	Lelon Electronics Corp.	23,832	60,826
	Lemtech Holdings Co. Ltd.	4,138	10,954
	Leo Systems, Inc.	12,000	10,836
*	Leofoo Development Co. Ltd.	23,000	12,976
	Lian HWA Food Corp.	19,832	91,168
	Lida Holdings Ltd.	10,000	7,800
#	Lien Hwa Industrial Holdings Corp.	215,022	325,103
	Lite-On Technology Corp.	247,000	976,513
*	Long Bon International Co. Ltd.	21,000	10,884
	Long Da Construction & Development Corp.	91,000	84,883
*	Longchen Paper & Packaging Co. Ltd.	215,583	73,949
	Longwell Co.	23,000	81,662
	Lotes Co. Ltd.	19,097	892,973
	Lotus Pharmaceutical Co. Ltd.	39,000	282,453
	Lu Hai Holding Corp.	8,084	7,272
	Lumax International Corp. Ltd.	29,000	93,970
*	Lung Yen Life Service Corp.	46,000	90,168
	Macauto Industrial Co. Ltd.	17,000	33,399
		Shares	Value»
TAIWAN — (Continued)
	Macnica Galaxy, Inc.	8,000	$24,490
	Macroblock, Inc.	10,000	21,035
	Makalot Industrial Co. Ltd.	59,263	521,209
	Marketech International Corp.	25,000	170,220
	Materials Analysis Technology, Inc.	14,725	93,767
*	Mechema Chemicals International Corp.	18,000	48,238
	MediaTek, Inc.	137,000	6,203,985
	Mega Financial Holding Co. Ltd.	425,203	604,849
	Megaforce Co. Ltd.	16,000	22,141
#	Meiloon Industrial Co.	42,600	29,999
	Mercuries & Associates Holding Ltd.	77,593	31,348
	Mercuries Data Systems Ltd.	13,000	12,449
*	Mercuries Life Insurance Co. Ltd.	933,669	163,301
	Merida Industry Co. Ltd.	43,000	166,127
#	Merry Electronics Co. Ltd.	61,218	232,172
#	METAAGE Corp.	30,000	52,588
*	Metatech AP, Inc.	4,000	6,140
*	Microbio Co. Ltd.	76,649	61,326
	Micro-Star International Co. Ltd.	197,000	941,133
	Mildef Crete, Inc.	10,000	37,119
	MIN AIK Technology Co. Ltd.	35,000	23,457
#*	Mitac Holdings Corp.	247,073	625,652
*	Mobiletron Electronics Co. Ltd.	18,000	17,698
	momo.com, Inc.	34,234	322,444
*	MOSA Industrial Corp.	25,244	12,434
	Motech Industries, Inc.	72,000	43,205
	MPI Corp.	15,000	521,346
	MSSCORPS Co. Ltd.	6,480	29,215
	Munsin Garment Corp.	9,000	14,172
	Nak Sealing Technologies Corp.	9,000	33,445
	Nan Pao Resins Chemical Co. Ltd.	23,000	293,746
*	Nan Ren Lake Leisure Amusement Co. Ltd.	47,000	16,483
	Nan Ya Plastics Corp.	243,000	331,427
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	13,970
	Nantex Industry Co. Ltd.	99,200	80,536
	National Aerospace Fasteners Corp.	6,000	25,133

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	National Petroleum Co. Ltd.	22,000	$46,732
	Netronix, Inc.	11,000	42,474
*	New Asia Construction & Development Corp.	34,000	17,066
	New Best Wire Industrial Co. Ltd.	18,000	17,469
#	Nichidenbo Corp.	48,000	121,276
	Nidec Chaun-Choung Technology Corp.	5,000	20,544
	Nien Hsing Textile Co. Ltd.	44,000	27,389
	Nien Made Enterprise Co. Ltd.	25,000	356,868
	Niko Semiconductor Co. Ltd.	19,836	27,571
	Nishoku Technology, Inc.	10,000	38,860
	Nova Technology Corp.	7,000	40,167
	Novatek Microelectronics Corp.	111,000	1,754,208
	Nuvoton Technology Corp.	38,000	86,776
	O-Bank Co. Ltd.	259,507	78,600
	Ocean Plastics Co. Ltd.	70,000	86,258
	OK Biotech Co. Ltd.	43,928	23,217
	Orient Europharma Co. Ltd.	7,000	11,949
	Orient Semiconductor Electronics Ltd.	112,000	144,371
*	Oriental Union Chemical Corp.	112,000	46,756
	O-TA Precision Industry Co. Ltd.	12,000	20,994
	Pacific Construction Co.	73,000	23,445
	Pacific Hospital Supply Co. Ltd.	13,000	38,703
*	Paiho Shih Holdings Corp.	45,336	30,298
	Pan Asia Chemical Corp.	40,613	13,483
	Pan German Universal Motors Ltd.	5,000	55,746
	Pan Jit International, Inc.	83,900	132,224
	Pan-International Industrial Corp.	83,000	118,913
	Panion & BF Biotech, Inc.	16,563	38,771
	Parade Technologies Ltd.	17,000	323,541
	Parpro Corp.	18,000	32,903
		Shares	Value»
TAIWAN — (Continued)
*	PChome Online, Inc.	42,983	$46,809
	PCL Technologies, Inc.	8,297	24,696
	P-Duke Technology Co. Ltd.	11,579	31,971
	Pegatron Corp.	452,000	1,203,301
	Pegavision Corp.	6,000	61,377
	PharmaEngine, Inc.	14,000	34,483
*	PharmaEssentia Corp.	19,703	325,280
*	Phihong Technology Co. Ltd.	97,000	70,831
	Phison Electronics Corp.	52,000	912,848
*	Phytohealth Corp.	53,000	22,356
	Pixart Imaging, Inc.	31,000	200,972
	Planet Technology Corp.	17,000	84,326
	Polytronics Technology Corp.	22,423	32,142
	Posiflex Technology, Inc.	8,000	66,344
#	Pou Chen Corp.	278,000	261,434
	Power Wind Health Industry, Inc.	7,000	33,586
	Powertech Technology, Inc.	217,000	906,394
	Poya International Co. Ltd.	8,540	132,160
	President Chain Store Corp.	88,000	754,114
	Primax Electronics Ltd.	99,000	239,937
	Prince Housing & Development Corp.	286,000	87,003
	Princeton Technology Corp.	12,000	4,100
	Pro Hawk Corp.	5,000	25,346
	Promate Electronic Co. Ltd.	44,399	88,406
	PSS Co. Ltd.	7,000	31,772
	Qisda Corp.	394,000	339,777
	QST International Corp.	14,158	24,769
	Qualipoly Chemical Corp.	32,000	74,502
	Quang Viet Enterprise Co. Ltd.	16,000	38,538
	Quanta Computer, Inc.	200,000	1,862,832
	Quanta Storage, Inc.	52,000	152,179
*	Quintain Steel Co. Ltd.	41,000	13,214
	Radiant Opto-Electronics Corp.	103,000	473,443
	Radium Life Tech Co. Ltd.	130,011	48,946

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rafael Microelectronics, Inc.	1,607	$6,044
#	Raydium Semiconductor Corp.	15,000	174,081
#*	RDC Semiconductor Co. Ltd.	3,000	15,471
	Realtek Semiconductor Corp.	63,000	1,204,614
	ReaLy Development&Construction Corp.	11,000	10,957
	Rechi Precision Co. Ltd.	86,000	68,540
	Rexon Industrial Corp. Ltd.	39,000	39,079
	Rich Development Co. Ltd.	235,870	69,361
	Richmond International Travel & Tours Co. Ltd.	4,000	15,882
*	Right WAY Industrial Co. Ltd.	22,000	8,482
*	RiTdisplay Corp.	11,000	13,936
*	Ritek Corp.	176,099	59,841
	Rodex Fasteners Corp.	12,000	12,981
	Ruentex Development Co. Ltd.	290,000	289,486
	Ruentex Engineering & Construction Co.	24,216	149,954
	Ruentex Industries Ltd.	143,784	250,008
	Run Long Construction Co. Ltd.	156,000	161,065
	Sakura Development Co. Ltd.	74,850	162,829
	Sampo Corp.	77,800	64,763
	San Fang Chemical Industry Co. Ltd.	65,000	74,096
	San Fu Chemical Co. Ltd.	3,000	11,375
	San Shing Fastech Corp.	22,000	39,460
	Sanyang Motor Co. Ltd.	121,000	250,313
	Savior Lifetec Corp.	45,000	28,044
	SCI Pharmtech, Inc.	9,000	17,335
	Scientech Corp.	10,000	111,812
	ScinoPharm Taiwan Ltd.	25,000	14,008
	SciVision Biotech, Inc.	6,000	23,073
	SDI Corp.	19,000	46,637
	Sea & Land Integrated Corp.	22,100	15,598
		Shares	Value»
TAIWAN — (Continued)
	Sea Sonic Electronics Co. Ltd.	8,000	$19,746
	Securitag Assembly Group Co. Ltd.	4,000	13,181
	Senao International Co. Ltd.	33,000	33,194
	Senao Networks, Inc.	8,141	43,948
#	Sensortek Technology Corp.	7,000	40,551
	Sercomm Corp.	70,000	233,490
	Sesoda Corp.	56,680	59,209
	Shanghai Commercial & Savings Bank Ltd.	848,856	1,218,656
	Sharehope Medicine Co. Ltd.	40,405	36,562
	Sheh Fung Screws Co. Ltd.	6,000	7,238
	Sheng Yu Steel Co. Ltd.	41,000	32,614
	ShenMao Technology, Inc.	30,000	78,268
	Shieh Yih Machinery Industry Co. Ltd.	20,000	15,839
	Shih Her Technologies, Inc.	7,000	36,026
	Shihlin Electric & Engineering Corp.	52,000	307,501
	Shin Hsiung Natural Gas Co. Ltd.	13,771	19,307
	Shin Ruenn Development Co. Ltd.	18,236	36,491
	Shin Shin Natural Gas Co.	7,000	9,279
	Shin Zu Shing Co. Ltd.	42,459	330,145
*	Shining Building Business Co. Ltd.	102,206	31,843
#	Shinkong Insurance Co. Ltd.	85,000	269,346
	Shinkong Synthetic Fibers Corp.	339,000	145,559
	Shinkong Textile Co. Ltd.	29,000	50,653
	Shiny Brands Group Co. Ltd.	3,000	11,767
	Shiny Chemical Industrial Co. Ltd.	32,997	139,435
*	Shun On Electronic Co. Ltd.	13,000	9,200
	Shuttle, Inc.	106,000	56,880
	Sigurd Microelectronics Corp.	126,438	327,049
	Silergy Corp.	54,000	580,855
#	Silicon Integrated Systems Corp.	54,000	99,114

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Silicon Power Computer & Communications, Inc.	21,000	$16,553
	Simplo Technology Co. Ltd.	54,000	737,287
	Sinbon Electronics Co. Ltd.	50,000	404,148
	Sinher Technology, Inc.	11,000	9,055
	Sinmag Equipment Corp.	11,000	51,873
	Sino-American Silicon Products, Inc.	19,000	63,698
	Sinon Corp.	130,000	179,043
	SinoPac Financial Holdings Co. Ltd.	977,327	806,401
	Sinopower Semiconductor, Inc.	5,500	17,366
	Sinphar Pharmaceutical Co. Ltd.	24,840	26,026
	Sinyi Realty, Inc.	81,965	69,514
	Sirtec International Co. Ltd.	25,200	21,240
	Sitronix Technology Corp.	37,000	245,631
	Siward Crystal Technology Co. Ltd.	33,000	23,890
	Soft-World International Corp.	16,000	51,578
	Solar Applied Materials Technology Corp.	151,711	250,964
	Solteam, Inc.	20,264	31,335
*	Solytech Enterprise Corp.	27,000	8,960
	Song Shang Electronics Co. Ltd.	17,000	15,621
	Sonix Technology Co. Ltd.	35,000	37,402
	Southeast Cement Co. Ltd.	17,000	10,209
	Speed Tech Corp.	20,000	27,689
	Sporton International, Inc.	33,402	178,512
	Sports Gear Co. Ltd.	11,000	36,892
	St. Shine Optical Co. Ltd.	12,000	63,913
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	38,321
	Standard Foods Corp.	107,000	114,220
#	Stark Technology, Inc.	27,000	146,779
*	Starlux Airlines Co. Ltd.	27,000	23,208
*	Sun Yad Construction Co. Ltd.	68,477	31,589
		Shares	Value»
TAIWAN — (Continued)
	Sunflex Tech Co. Ltd.	24,392	$16,577
	Sunfun Info Co. Ltd.	60,450	88,273
	Sunjuice Holdings Co. Ltd.	3,000	11,780
*	Sunko INK Co. Ltd.	64,750	26,024
	SunMax Biotechnology Co. Ltd.	6,000	84,132
	Sunonwealth Electric Machine Industry Co. Ltd.	47,000	177,441
	Sunplus Innovation Technology, Inc.	6,160	24,169
*	Sunplus Technology Co. Ltd.	118,000	74,581
	Sunrex Technology Corp.	28,000	40,704
	Sunspring Metal Corp.	27,540	22,089
	Superalloy Industrial Co. Ltd.	13,000	23,536
	Superior Plating Technology Co. Ltd.	6,000	8,368
	Supreme Electronics Co. Ltd.	215,025	302,596
	Swancor Holding Co. Ltd.	26,000	104,806
	Sweeten Real Estate Development Co. Ltd.	46,961	49,401
	Symtek Automation Asia Co. Ltd.	6,482	32,858
	Syngen Biotech Co. Ltd.	4,000	15,712
	Synmosa Biopharma Corp.	65,877	81,263
	Synnex Technology International Corp.	413,000	915,280
	Syscom Computer Engineering Co.	7,000	13,250
	Systex Corp.	50,000	182,235
	T3EX Global Holdings Corp.	29,000	68,043
	TA Chen Stainless Pipe	511,801	670,885
	Ta Ya Electric Wire & Cable	110,443	128,042
	Tah Hsin Industrial Corp.	12,870	28,665
	TA-I Technology Co. Ltd.	26,750	37,592
#	Tai Tung Communication Co. Ltd.	53,385	35,466
	Taichung Commercial Bank Co. Ltd.	825,920	613,708
	TaiDoc Technology Corp.	19,000	78,826

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiflex Scientific Co. Ltd.	53,838	$81,223
	Taimide Tech, Inc.	14,000	29,054
	Tainan Enterprises Co. Ltd.	33,000	29,925
	Tainan Spinning Co. Ltd.	158,000	67,858
*	Tainergy Tech Co. Ltd.	25,000	8,474
	Tai-Saw Technology Co. Ltd.	29,000	17,044
	Taishin Financial Holding Co. Ltd.	3,728,281	2,034,840
	TaiSol Electronics Co. Ltd.	22,000	38,473
	Taita Chemical Co. Ltd.	83,945	32,713
	TAI-TECH Advanced Electronics Co. Ltd.	6,000	18,920
	Taiwan Business Bank	1,198,439	643,915
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	24,787
	Taiwan Cooperative Financial Holding Co. Ltd.	546,762	464,063
	Taiwan Environment Scientific Co. Ltd.	18,000	12,206
	Taiwan Fertilizer Co. Ltd.	80,000	138,950
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	74,752
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	67,003
#*	Taiwan Glass Industry Corp.	159,000	126,420
	Taiwan High Speed Rail Corp.	260,000	236,951
	Taiwan Hon Chuan Enterprise Co. Ltd.	75,645	368,795
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	61,181	65,163
††	Taiwan Land Development Corp.	134,000	2,256
	Taiwan Mask Corp.	46,000	47,343
	Taiwan Mobile Co. Ltd.	262,000	923,628
	Taiwan Sakura Corp.	29,000	83,459
	Taiwan Sanyo Electric Co. Ltd.	25,000	31,583
	Taiwan Secom Co. Ltd.	93,000	352,093
	Taiwan Semiconductor Co. Ltd.	48,000	72,595
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,246,000	$47,970,069
#	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	83,594	20,197,982
	Taiwan Shin Kong Security Co. Ltd.	76,500	103,512
*	Taiwan Styrene Monomer	164,000	51,997
	Taiwan Surface Mounting Technology Corp.	67,000	236,167
	Taiwan Taxi Co. Ltd.	6,615	28,203
*	Taiwan TEA Corp.	162,000	79,156
#	Taiwan Union Technology Corp.	63,000	568,923
	Tatung Co. Ltd.	333,450	396,952
*	TBI Motion Technology Co. Ltd.	11,000	14,233
	TCI Co. Ltd.	25,877	112,433
	Te Chang Construction Co. Ltd.	12,000	22,860
	Teco Electric & Machinery Co. Ltd.	304,000	516,075
	Tehmag Foods Corp.	6,400	66,114
	Test Research, Inc.	36,000	173,370
	Test Rite International Co. Ltd.	53,000	35,360
*	Thermaltake Technology Co. Ltd.	15,000	15,622
	Thinking Electronic Industrial Co. Ltd.	17,000	76,611
	Thye Ming Industrial Co. Ltd.	36,000	82,027
	Tofu Restaurant Co. Ltd.	1,120	7,628
	Ton Yi Industrial Corp.	297,000	180,063
	Tong Hsing Electronic Industries Ltd.	51,857	175,294
	Tong Yang Industry Co. Ltd.	61,000	213,051
#	Tong-Tai Machine & Tool Co. Ltd.	60,000	65,398
	Top Union Electronics Corp.	22,759	22,699
	Topco Scientific Co. Ltd.	55,040	528,117
	Topco Technologies Corp.	18,000	37,486
	Topkey Corp.	14,000	84,696
	Topoint Technology Co. Ltd.	35,000	73,474
*	TPK Holding Co. Ltd.	89,000	97,033
	Trade-Van Information Services Co.	16,000	50,579

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Transcend Information, Inc.	59,000	$185,765
	Transcom, Inc.	13,840	56,648
	Trusval Technology Co. Ltd.	2,100	16,558
	Tsann Kuen Enterprise Co. Ltd.	13,331	10,937
	TSC Auto ID Technology Co. Ltd.	9,128	55,959
	TSRC Corp.	104,000	63,145
	Ttet Union Corp.	6,000	30,113
	TTFB Co. Ltd.	3,326	22,315
	TTY Biopharm Co. Ltd.	42,000	108,262
*	Tul Corp.	12,000	26,856
	Tung Ho Steel Enterprise Corp.	114,270	244,991
	Tung Thih Electronic Co. Ltd.	9,900	18,806
#	TURVO International Co. Ltd.	9,000	53,648
	TXC Corp.	80,000	223,715
	TYC Brother Industrial Co. Ltd.	39,000	52,888
*	Tycoons Group Enterprise	72,388	18,492
#	TZE Shin International Co. Ltd.	29,000	15,657
	Ubright Optronics Corp.	10,000	21,045
	UDE Corp.	21,000	68,363
	Ultra Chip, Inc.	15,000	26,610
	U-MEDIA Communications, Inc.	13,000	20,279
	Unic Technology Corp.	41,000	31,614
	Unictron Technologies Corp.	5,000	8,595
	Union Bank of Taiwan	379,358	210,844
	Union Insurance Co. Ltd.	25,000	21,615
	Uni-President Enterprises Corp.	1,206,000	3,182,951
	Unitech Computer Co. Ltd.	29,000	40,260
*	Unitech Printed Circuit Board Corp.	139,535	129,464
*	United Alloy-Tech Co.	11,000	15,223
	United Integrated Services Co. Ltd.	71,000	1,864,048
	United Orthopedic Corp.	15,000	49,915
	United Radiant Technology	28,000	19,392
	United Recommend International Co. Ltd.	9,123	11,936
		Shares	Value»
TAIWAN — (Continued)
*	United Renewable Energy Co. Ltd.	377,571	$89,351
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	22,127
	Universal Cement Corp.	114,220	102,004
	Universal Microwave Technology, Inc.	3,000	31,877
	Universal Vision Biotechnology Co. Ltd.	23,257	155,474
#	UPC Technology Corp.	327,169	113,445
	Userjoy Technology Co. Ltd.	14,855	41,414
#	USI Corp.	232,320	84,032
	Utechzone Co. Ltd.	15,000	44,861
	UVAT Technology Co. Ltd.	8,000	16,883
	Value Valves Co. Ltd.	5,383	13,859
	Ve Wong Corp.	23,000	30,845
	Ventec International Group Co. Ltd.	18,000	50,060
	Via Technologies, Inc.	25,000	49,416
	Viking Tech Corp.	14,000	17,751
	Visco Vision, Inc.	8,000	44,626
	VisEra Technologies Co. Ltd.	21,000	155,410
	Visual Photonics Epitaxy Co. Ltd.	30,000	143,534
	Vivotek, Inc.	8,000	24,746
	Vizionfocus, Inc.	6,000	35,456
	Voltronic Power Technology Corp.	19,915	782,252
*	Wafer Works Corp.	68,918	52,955
	Waffer Technology Corp.	19,276	32,948
	Wah Hong Industrial Corp.	13,000	16,604
	Wah Lee Industrial Corp.	66,780	209,013
	Walsin Lihwa Corp.	621,871	464,743
	Walsin Technology Corp.	44,000	123,787
	WEI Chih Steel Industrial Co. Ltd.	27,000	16,645
	Weikeng Industrial Co. Ltd.	169,945	192,160
	Well Shin Technology Co. Ltd.	16,000	29,221
	Welldone Co.	13,000	21,324
	WELLELL, Inc.	17,000	12,404
	Wholetech System Hitech Ltd.	18,000	54,669

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Winbond Electronics Corp.	745,162	$427,664
	Winmate, Inc.	7,000	34,782
	WinWay Technology Co. Ltd.	3,000	110,847
	Wisdom Marine Lines Co. Ltd.	123,102	239,411
	Wistron Corp.	463,436	1,886,120
	WITS Corp.	10,659	33,838
	Wiwynn Corp.	20,000	1,825,331
	WNC Corp.	96,372	377,775
	Wonderful Hi-Tech Co. Ltd.	17,954	22,811
	Wowprime Corp.	13,194	100,969
	WPG Holdings Ltd.	610,400	1,352,502
	WT Microelectronics Co. Ltd.	186,432	854,971
*	XAC Automation Corp.	24,000	20,272
	Xxentria Technology Materials Corp.	29,975	44,791
	Ya Horng Electronic Co. Ltd.	8,000	16,792
	Yageo Corp.	53,960	948,166
#	Yankey Engineering Co. Ltd.	13,257	182,553
	YC INOX Co. Ltd.	124,324	88,897
	YCC Parts Manufacturing Co. Ltd.	13,000	21,492
	Yea Shin International Development Co. Ltd.	88,124	78,360
*	Yen Sun Technology Corp.	9,000	13,106
*	Yeong Guan Energy Technology Group Co. Ltd.	9,000	6,871
	YFC-Boneagle Electric Co. Ltd.	30,236	20,201
	YFY, Inc.	209,000	169,797
	Yi Jinn Industrial Co. Ltd.	65,100	37,201
*	Yieh Phui Enterprise Co. Ltd.	440,479	220,717
	Yonyu Plastics Co. Ltd.	23,000	15,284
	Young Fast Optoelectronics Co. Ltd.	17,000	31,872
*	Young Optics, Inc.	12,000	20,993
	Youngtek Electronics Corp.	28,000	57,555
	Yuanta Financial Holding Co. Ltd.	1,361,327	1,412,081
	Yuanta Futures Co. Ltd.	5,413	14,894
		Shares	Value»
TAIWAN — (Continued)
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	$16,004
	Yulon Finance Corp.	130,471	436,972
#	Yulon Motor Co. Ltd.	239,990	261,778
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	50,273
	Yungshin Construction & Development Co. Ltd.	31,000	83,142
	YungShin Global Holding Corp.	46,000	96,290
	Yusin Holding Corp.	4,428	12,893
	Zeng Hsing Industrial Co. Ltd.	9,669	31,602
	Zenitron Corp.	64,000	70,502
	Zero One Technology Co. Ltd.	30,633	117,266
#	Zhen Ding Technology Holding Ltd.	117,800	491,304
	ZillTek Technology Corp.	6,000	40,871
*	Zinwell Corp.	72,000	27,041
	Zippy Technology Corp.	30,000	54,300
	Zyxel Group Corp.	97,909	89,102
TOTAL TAIWAN			230,695,268
THAILAND — (1.0%)
	AAPICO Hitech PCL (AH/F TB)	33,100	15,193
	AAPICO Hitech PCL (AH-R TB), NVDR	34,100	15,652
	Advanced Info Service PCL	10,200	90,826
	Advanced Information Technology PCL, Class F	258,500	41,528
	AEON Thana Sinsap Thailand PCL	24,600	74,334
	After You PCL	38,600	8,091
	Airports of Thailand PCL	134,300	168,491
	Amata Corp. PCL	111,300	54,492
#	AP Thailand PCL	916,500	203,324
	Asia Plus Group Holdings PCL	545,200	41,707
	Asian Insulators PCL	77,325	8,329
	Asian Sea Corp. PCL	134,700	29,883
	Bangchak Sriracha PCL	200,200	30,630
	Bangkok Bank PCL (BBLF TB)	67,400	305,239

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Bangkok Chain Hospital PCL	315,500	$135,159
	Bangkok Commercial Asset Management PCL	361,100	92,264
	Bangkok Dusit Medical Services PCL, Class F	880,000	578,947
#	Bangkok Expressway & Metro PCL	607,500	103,171
	Bangkok Land PCL	2,786,800	42,638
	Bangkok Life Assurance PCL, NVDR	50,800	27,514
	BCPG PCL	317,700	65,134
	BEC World PCL	319,801	25,443
	BKI Holdings PCL	7,000	61,689
	Bluebik Group PCL	18,700	12,303
	Brooker Group PCL	1,127,200	12,417
*	BTS Group Holdings PCL	687,600	74,062
#	Bumrungrad Hospital PCL	71,400	371,420
#	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	276,310
	Central Retail Corp. PCL	129,450	85,164
	CH Karnchang PCL	232,000	95,838
#	Chularat Hospital PCL	1,203,400	64,442
	Com7 PCL	281,500	187,782
	Cotto F	248,200	1,443
	CP ALL PCL	313,200	452,837
	CP Axtra PCL	16,163	10,188
	Delta Electronics Thailand PCL	296,600	1,325,080
	Dhipaya Group Holdings PCL	130,400	75,814
	Diamond Building Products PCL	101,400	16,445
	Dohome PCL	11,714	1,441
	Don Muang Tollway PCL	34,300	10,811
	Eastern Polymer Group PCL	222,600	20,026
	Eastern Water Resources Development & Management PCL, Class F	200,000	12,730
#*	Energy Absolute PCL	440,200	39,063
#	Exotic Food PCL	52,700	29,027
	Forth Corp. PCL	77,600	16,741
	Fortune Parts Industry PCL	205,700	9,630
	Frasers Property Thailand PCL	144,800	27,028
		Shares	Value»
THAILAND — (Continued)
#	Gunkul Engineering PCL	1,265,500	$66,992
	Haad Thip PCL	64,600	30,244
	Hana Microelectronics PCL	173,600	122,710
	Heng Leasing & Capital PCL	507,200	15,365
	Home Product Center PCL	807,600	176,693
	Ichitan Group PCL	152,500	52,264
	Index Livingmall PCL	55,400	23,903
#	Indorama Ventures PCL	77,100	54,498
	Interlink Communication PCL	112,600	17,572
#	IRPC PCL	2,669,900	84,149
	IT City PCL	44,800	5,072
*	Italian-Thai Development PCL	963,900	7,079
#*	Jasmine Technology Solution PCL	43,600	43,693
	Jaymart Group Holdings PCL	127,700	29,893
#	JMT Network Services PCL	128,200	43,544
	Kang Yong Electric PCL	1,200	11,787
	Karmarts PCL	261,916	68,124
	Kasikornbank PCL (KBANKF TB)	23,300	115,502
	KCE Electronics PCL	79,000	59,951
	Kiatnakin Phatra Bank PCL	35,800	60,525
	Krung Thai Bank PCL	170,100	114,510
	Krungthai Card PCL	169,100	147,471
	Ladprao General Hospital PCL, Class F	40,000	4,553
	Lalin Property PCL	148,400	22,160
#	Land & Houses PCL (LHF TB)	2,403,000	280,889
	LH Financial Group PCL	1,964,400	46,886
	Loxley PCL	724,500	25,052
	LPN Development PCL	282,400	15,036
	Major Cineplex Group PCL	152,100	39,328
	MBK PCL	193,335	99,980
	MC Group PCL	106,000	32,436
#	Mega Lifesciences PCL	135,000	127,027
	Minor International PCL	263,800	201,805
	MK Restaurants Group PCL	38,600	27,403

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Mono Next PCL	387,700	$21,473
	Namyong Terminal PCL	215,400	18,719
	Netbay PCL	24,000	17,111
	Noble Development PCL	258,300	14,622
	Northeast Rubber PCL	216,700	29,309
	Polyplex Thailand PCL	117,900	38,242
	Praram 9 Hospital PCL	55,400	40,855
#	Precious Shipping PCL	204,400	41,280
	Premier Marketing PCL	111,900	38,008
	Prima Marine PCL	118,400	23,550
*	Property Perfect PCL	3,068,310	8,450
	Pruksa Holding PCL	260,300	35,524
	PSG Corp. PCL	750,625	28,022
	PTG Energy PCL	345,100	71,280
	PTT Global Chemical PCL	139,900	101,457
#	PTT Oil & Retail Business PCL	266,000	113,140
#	Quality Houses PCL	2,306,100	100,910
	Rajthanee Hospital PCL	31,400	13,548
	Ramkhamhaeng Hospital PCL	16,400	8,933
	Ratchaphruek Hospital PCL	60,100	9,195
#	Ratchthani Leasing PCL	669,390	34,207
	S Hotels & Resorts PCL	347,400	16,158
	Sahamitr Pressure Container PCL	71,900	18,701
	Saha-Union PCL	41,400	36,738
*	Samart Corp. PCL	156,200	29,873
	Sansiri PCL	5,141,200	232,833
#	Sappe PCL	18,300	21,699
	SC Asset Corp. PCL	553,900	30,339
	SCG Packaging PCL	70,900	40,570
	SEAFCO PCL	250,019	15,454
	Siam Wellness Group PCL	78,100	9,034
	Siamgas & Petrochemicals PCL	263,500	54,022
	Sikarin PCL, Class F	132,000	27,870
*	Singer Thailand PCL	155,600	24,997
	Singha Estate PCL	706,700	12,110
#	SISB PCL	21,300	10,103
	Somboon Advance Technology PCL	40,500	16,111
	SPCG PCL	165,600	41,552
#	Sri Trang Agro-Industry PCL	168,700	72,787
#	Srinanaporn Marketing PCL	61,800	18,911
		Shares	Value»
THAILAND — (Continued)
	Srisawad Corp. PCL	153,243	$95,191
	Srithai Superware PCL	359,200	12,310
	Srivichai Vejvivat PCL	64,300	14,560
	Star Petroleum Refining PCL	474,800	82,814
*	Stecon Group PCL	267,400	52,776
*	STP & I PCL	248,700	28,614
#	Supalai PCL	364,000	173,758
*	Super Energy Corp. PCL	6,177,300	26,463
	Susco PCL	321,100	25,350
	SVI PCL	98,100	18,611
	Syntec Construction PCL	213,300	11,683
	TAC Consumer PCL	87,200	12,488
#	Taokaenoi Food & Marketing PCL, Class F	110,400	20,269
	Thai Nakarin Hospital PCL	18,000	17,763
	Thai Oil PCL	300,865	317,621
	Thai President Foods PCL	7,500	44,982
	Thai Stanley Electric PCL (STANLY/F TB), Class F	4,600	26,181
#	Thai Union Group PCL	459,500	156,073
	Thai Vegetable Oil PCL	29,410	20,429
	Thai Wah PCL	70,400	4,610
*	Thaicom PCL	155,500	41,159
	Thaitheparos PCL	13,400	15,581
	Thanachart Capital PCL	61,800	93,135
*	Thonburi Healthcare Group PCL	61,900	16,952
	Tipco Asphalt PCL (TASCO/F TB)	156,536	71,370
	TIPCO Foods PCL	79,100	21,058
	Tisco Financial Group PCL (TISCO/F TB)	43,500	132,111
	TKS Technologies PCL	86,680	15,251
#	TMBThanachart Bank PCL	1,694,940	100,099
	TOA Paint Thailand PCL	169,100	72,442
	TTW PCL	174,740	47,856
	Union Auction PCL	46,200	9,330
	Unique Engineering & Construction PCL	257,300	23,148
	United Paper PCL	55,100	12,814
	Vanachai Group PCL	99,600	5,913
#*	VGI PCL	771,680	49,588
	WHA Corp. PCL	1,434,100	157,102

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	WHA Utilities & Power PCL	263,200	$27,544
#*	Xspring Capital PCL	1,587,200	25,741
TOTAL THAILAND			11,360,253
TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	322,303	121,508
	Agesa Hayat ve Emeklilik AS	15,472	66,234
	Akbank TAS	296,476	491,545
*	Akenerji Elektrik Uretim AS	62,119	18,562
*	Aksigorta AS	147,479	26,342
	Alarko Holding AS	33,803	78,034
	Albaraka Turk Katilim Bankasi AS	145,198	32,457
*	Alkim Alkali Kimya AS	77,919	34,687
	Anadolu Anonim Turk Sigorta Sirketi	79,800	195,295
	Anadolu Efes Biracilik Ve Malt Sanayii AS	280,710	104,642
	Anadolu Hayat Emeklilik AS	16,478	35,961
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	12,678	19,952
*	Arcelik AS	11,491	35,356
	ARD Grup Bilisim Teknolojileri AS	25,944	19,971
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	375,530
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	21,293	54,764
	Aydem Yenilenebilir Enerji AS	56,344	25,318
	Aygaz AS	16,157	64,966
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	62,255	23,375
#	BIM Birlesik Magazalar AS	31,961	417,439
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,869	52,037
	Borusan Yatirim ve Pazarlama AS	701	36,017
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	9,863
	Celebi Hava Servisi AS	558	23,088
		Shares	Value»
TURKEY — (Continued)
	Coca-Cola Icecek AS	82,181	$102,567
	Dogus Otomotiv Servis ve Ticaret AS	43,112	195,132
	EGE Endustri VE Ticaret AS	112	21,702
Ω	Enerjisa Enerji AS	30,234	48,161
#	Enka Insaat ve Sanayi AS	38,495	65,734
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,046	8,527
	Escar Turizm Tasimacilik Ticaret AS	23,987	27,489
#	Ford Otomotiv Sanayi AS	46,053	107,796
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	16,593	75,902
*	GSD Holding AS	354,746	37,085
*	Gubre Fabrikalari TAS	5,801	35,467
*	Hitit Bilgisayar Hizmetleri AS	13,959	15,473
*	Ihlas Holding AS	242,643	16,156
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	250,581	46,319
*	Info Yatirim AS	48,126	4,644
*	Is Finansal Kiralama AS	88,983	38,914
	Is Yatirim Menkul Degerler AS	180,616	185,962
	Jantsa Jant Sanayi Ve Ticaret AS	35,252	18,931
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	579,328	36,186
	Kervan Gida Sanayi Ve Ticaret AS	203,913	10,789
	Kiler Holding AS	21,004	32,155
	Kocaer Celik Sanayi Ve Ticaret AS	80,488	29,191
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,392	26,371
	LDR Turizm AS	12,962	72,970
	Logo Yazilim Sanayi Ve Ticaret AS	21,494	84,676
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	21,222	9,094

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Margun Enerji Uretim Sanayi VE Ticaret AS	72,230	$77,866
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	129,079	134,185
#*	MIA Teknoloji AS	41,307	36,544
	Migros Ticaret AS	5,530	71,316
*Ω	MLP Saglik Hizmetleri AS	20,015	188,095
*	NET Holding AS	18,659	23,614
*	Orge Enerji Elektrik Taahhut AS	8,955	16,693
*	Otokar Otomotiv Ve Savunma Sanayi AS	3,418	46,443
*	Oyak Yatirim Menkul Degerler AS	14,467	13,278
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	8,244	7,977
*	Peker Gayrimenkul Yatirim Ortakligi AS	144,073	19,104
	Penta Teknoloji Urunleri Dagitim Ticaret AS	22,558	8,695
*	Petkim Petrokimya Holding AS	158,133	66,508
*	Politeknik Metal Sanayi ve Ticaret AS	17	2,849
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	44,515	21,782
*	Sasa Polyester Sanayi AS	436,283	33,479
	Sekerbank Turk AS	266,815	38,387
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	45,114	113,529
	Sok Marketler Ticaret AS	49,406	45,352
*	TAV Havalimanlari Holding AS	26,955	162,877
*	Tekfen Holding AS	6,534	17,352
#	Tofas Turk Otomobil Fabrikasi AS	26,012	147,467
*	Tukas Gida Sanayi ve Ticaret AS	548,496	36,414
*	Tumosan Motor ve Traktor Sanayi AS	7,242	21,384
*	Turk Altin Isletmeleri AS	66,468	37,343
	Turk Traktor ve Ziraat Makineleri AS	6,206	90,199
	Turkcell Iletisim Hizmetleri AS	153,339	351,543
#	Turkiye Garanti Bankasi AS	88,092	308,843
		Shares	Value»
TURKEY — (Continued)
	Turkiye Is Bankasi AS, Class C	763,155	$277,820
	Turkiye Petrol Rafinerileri AS	141,628	588,413
	Turkiye Sigorta AS	259,056	63,081
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	216,832
*	Turkiye Vakiflar Bankasi TAO, Class D	539,369	381,831
	Ulker Biskuvi Sanayi AS	54,562	147,072
*	Usak Seramik Sanayii AS	280,035	32,387
*	Vakif Finansal Kiralama AS	570,414	46,553
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	23,882
*	Vestel Elektronik Sanayi ve Ticaret AS	21,425	20,067
*	Yapi ve Kredi Bankasi AS	510,597	422,275
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	15,994
*	YEO Teknoloji Enerji VE Endustri AS	24,908	25,235
*	Zorlu Enerji Elektrik Uretim AS	191,669	15,839
TOTAL TURKEY			8,132,735
UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	465,031	2,057,806
	Abu Dhabi Islamic Bank PJSC	298,287	1,958,538
	Abu Dhabi National Oil Co. for Distribution PJSC	828,189	836,070
*	Abu Dhabi Ports Co. PJSC	179,818	203,640
	Abu Dhabi Ship Building Co. PJSC	25,197	54,772
	ADNOC Drilling Co. PJSC	489,986	778,965
	Agility Global PLC	757,917	243,205
	Agthia Group PJSC	84,403	97,951
	Ajman Bank PJSC	223,593	89,916
*	AL Seer Marine Supplies & Equipment Co. LLC	30,002	31,687
	Aldar Properties PJSC	145,167	375,131
	Alpha Dhabi Holding PJSC	55,342	187,325

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Amlak Finance PJSC	281,015	$129,159
*	Bank of Sharjah	89,476	41,143
	Burjeel Holdings PLC	203,403	80,127
	Deyaar Development PJSC	434,668	122,822
	Dubai Financial Market PJSC	325,880	155,034
	Dubai Investments PJSC	493,562	396,686
	Dubai Islamic Bank PJSC	909,759	2,467,322
	Emaar Development PJSC	227,825	929,740
	Emaar Properties PJSC	477,328	1,976,759
	Emirates Driving Co.	73,716	59,572
	Emirates Integrated Telecommunications Co. PJSC	279,489	760,267
	Emirates NBD Bank PJSC	354,130	2,577,089
*	Emirates Reem Investments PJSC	13,190	10,250
	First Abu Dhabi Bank PJSC	346,070	1,693,008
*	Ghitha Holding PJSC	6,712	46,186
*	Gulf Pharmaceutical Industries PSC	97,181	37,829
*	International Holding Co. PJSC	5,838	637,457
*	Manazel PJSC	301,353	28,420
*	Modon Holding PSC	7,482	7,719
*	Multiply Group PJSC	1,201,780	897,852
*	National Corp. for Tourism & Hotels	8,298	4,696
	NMDC Group PJSC	1,732	11,760
	Palms Sports PrJSC	10,321	21,691
*	Presight AI Holding PLC	104,572	108,547
*	RAK Properties PJSC	340,523	142,340
	Ras Al Khaimah Ceramics PJSC	101,309	71,134
	Salik Co. PJSC	501,572	872,943
	Taaleem Holdings PJSC	5,617	6,421
*	Union Properties PJSC	564,802	134,128
TOTAL UNITED ARAB EMIRATES			21,343,107
TOTAL COMMON STOCKS			1,130,051,252
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SA, 1.243%	26,757	40,903
		Shares	Value»

BRAZIL — (Continued)
	Banco ABC Brasil SA, 9.013%	40,892	$157,666
Ω	Banco BMG SA, 11.606%	29,400	18,114
	Banco Bradesco SA, 8.012%	635,626	1,762,869
	Banco do Estado do Rio Grande do Sul SA, 9.977%	77,133	151,110
	Banco Mercantil do Brasil SA, 3.103%	6,700	46,294
	Banco Pan SA, 3.100%	105,600	146,909
	Banco Pine SA, 8.636%	14,255	15,402
	Centrais Eletricas Brasileiras SA, 4.729%	13,100	95,684
	Centrais Eletricas de Santa Catarina SA, 8.789%	3,500	65,237
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	26,800	31,684
	Cia De Sanena Do Parana, 6.806%	115,531	136,379
	Cia Energetica de Minas Gerais, 18.528%	516,519	952,870
	Cia Paranaense de Energia - Copel Class B, 6.890%	401,309	849,983
	Energisa SA, 6.629%	226	353
	Eucatex SA Industria e Comercio, 4.174%	23,800	74,891
	Gerdau SA, 3.801%	60,179	180,981
	Isa Energia Brasil SA, 10.895%	59,200	229,101
	Itau Unibanco Holding SA, 7.121%	441,588	2,772,759
	Marcopolo SA, 6.961%	226,264	333,767
	Raizen SA, 0.705%	430,247	109,107
	Randon SA Implementos e Participacoes, 3.602%	56,600	71,868
	Schulz SA, 7.630%	35,856	32,273
	Track & Field Co. SA, 1.633%	15,700	40,795
	Unipar Carbocloro SA, 9.164%	5,199	51,038
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	31,000	24,248
TOTAL BRAZIL			8,392,285

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

CHILE — (0.0%)
	Embotelladora Andina SA, 6.042%	41,683	$159,942
*	Sociedad Quimica y Minera de Chile SA Class B	4,213	154,943
TOTAL CHILE			314,885
COLOMBIA — (0.1%)
	Grupo Argos SA, 5.658%	18,122	50,654
	Grupo Aval Acciones y Valores SA, 4.066%	542,864	74,963
	Grupo de Inversiones Suramericana SA, 3.840%	25,051	225,988
TOTAL COLOMBIA			351,605
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,339
TAIWAN — (0.0%)
	Taishin Financial Holding Co. Ltd.	609,460	182,343
TOTAL PREFERRED STOCKS			9,243,457
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	800	134
*	Randon SA Implementos e Participacoes Rights 08/19/2025	4,530	65
TOTAL BRAZIL			199
INDIA — (0.0%)
*	Inox Wind Ltd. Rights 08/20/2025	3,308	1,156
*	JTEKT India Ltd. Rights 08/12/2025	567	135
*	Spandana Sphoorty Financial Ltd. Rights 08/11/2025	1,519	692
TOTAL INDIA			1,983
		Shares	Value»

MALAYSIA — (0.0%)
*	Aurelius Technologies Bhd. Warrants 06/18/2030	23,600	$1,522
*	Guan Chong Bhd. Warrants 06/19/2028	7,375	337
*	YTL Corp. Bhd. Warrants 06/02/2028	46,620	10,821
TOTAL MALAYSIA			12,680
SOUTH KOREA — (0.0%)
*	LS Marine Solution Co. Ltd. Rights 08/05/2025	1,740	5,332
THAILAND — (0.0%)
*	Chayo Group PCL Warrants 05/14/2027	12,723	121
*	Jasmine International PCL Warrants 10/10/2031	698,066	11,535
TOTAL THAILAND			11,656
TOTAL RIGHTS/WARRANTS			31,850
TOTAL INVESTMENT SECURITIES (Cost $814,421,916)			1,139,326,559

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	2,064,924	23,884,975
TOTAL INVESTMENTS — (100.0%)
(Cost $838,306,891)^^			$1,163,211,534

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $67,536,931 or 5.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$34,456,475	—	—	$34,456,475
Chile	6,178,848	$11,117	—	6,189,965
China	25,984,200	309,731,036	$53,719	335,768,955
Colombia	1,166,416	—	—	1,166,416
Czech Republic	—	505,830	—	505,830
Egypt	—	175,763	—	175,763
Greece	—	5,825,748	—	5,825,748
Hong Kong	—	42,447	—	42,447
Hungary	—	2,839,755	—	2,839,755
India	10,748,741	180,439,380	—	191,188,121
Indonesia	—	4,420,678	27,673	4,448,351
Kuwait	—	7,827,965	30,622	7,858,587
Malaysia	—	10,313,051	24	10,313,075
Mexico	21,871,880	114,975	—	21,986,855
Peru	1,326,493	—	—	1,326,493
Philippines	—	2,990,785	—	2,990,785
Poland	—	13,800,037	—	13,800,037
Qatar	—	8,232,509	—	8,232,509
Saudi Arabia	32,661	31,786,636	—	31,819,297
South Africa	3,392,100	26,436,010	—	29,828,110
South Korea	5,593,414	142,093,459	69,442	147,756,315
Taiwan	20,267,579	210,425,433	2,256	230,695,268
Thailand	43,166	11,317,087	—	11,360,253
Turkey	—	8,132,735	—	8,132,735
United Arab Emirates	—	21,343,107	—	21,343,107
Preferred Stocks
Brazil	8,392,285	—	—	8,392,285
Chile	314,885	—	—	314,885
Colombia	351,605	—	—	351,605
Philippines	—	2,339	—	2,339
Taiwan	182,343	—	—	182,343
Rights/Warrants
Brazil	—	199	—	199
India	—	1,983	—	1,983
Malaysia	—	12,680	—	12,680
South Korea	—	5,332	—	5,332
Thailand	—	11,656	—	11,656
Securities Lending Collateral	—	23,884,975	—	23,884,975
Total Investments in Securities	$140,303,091	$1,022,724,707	$183,736˂˃	$1,163,211,534

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
BRAZIL — (2.6%)
	Anima Holding SA	28,900	$18,787
*	Automob Participacoes SA	1,654	3,279
	Bemobi Mobile Tech SA	10,600	38,598
*	Blau Farmaceutica SA	4,900	10,807
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,958	36,581
	C&A Modas SA	20,700	60,885
*	Cia Brasileira de Aluminio	48,891	40,862
*	Cia Brasileira de Distribuicao	66,272	41,660
	Cia Siderurgica Nacional SA (CSNA3 BZ)	15,553	22,276
	Cogna Educacao SA	181,792	89,605
	Cruzeiro do Sul Educacional SA	42,900	38,843
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,448	229,666
Ω	Desktop SA	20,083	29,481
	Dexco SA	81,166	81,897
	Dimed SA Distribuidora da Medicamentos	15,800	25,677
	Embraer SA (EMBR3 BZ)	61,354	883,788
	Embraer SA (ERJ US), Sponsored ADR	6,184	356,075
	Empreendimentos Pague Menos SA	49,540	34,769
	Even Construtora e Incorporadora SA	24,000	29,788
	Ez Tec Empreendimentos e Participacoes SA	19,478	47,760
	Fleury SA	26,898	68,932
#	Gerdau SA, Sponsored ADR	187,063	553,706
	Grendene SA	25,531	22,980
	Grupo Mateus SA	48,100	62,965
	Grupo SBF SA	22,200	43,571
		Shares	Value»
BRAZIL — (Continued)
	Guararapes Confeccoes SA	15,030	$20,748
	Hypera SA	33,356	153,152
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,100	17,916
	Iochpe Maxion SA	29,100	75,770
	Irani Papel e Embalagem SA	8,023	10,689
*	IRB-Brasil Resseguros SA	12,325	100,153
	JHSF Participacoes SA	78,158	71,883
	Lavvi Empreendimentos Imobiliarios SA	16,300	35,717
	Localiza Rent a Car SA	73,615	455,266
	Lojas Quero-Quero SA	27,475	11,874
	Lojas Renner SA	94,022	273,189
Ω	LWSA SA	19,227	12,979
	M Dias Branco SA	12,228	53,087
	Magazine Luiza SA	52,400	66,067
	Marfrig Global Foods SA	69,554	264,575
	Melnick Even Desenvolvimento Imobiliario SA	15,800	9,283
	Mills Locacao Servicos e Logistica SA	9,000	18,082
	Motiva Infraestrutura de Mobilidade SA	10,700	23,523
	Moura Dubeux Engenharia SA	15,700	63,394
	Movida Participacoes SA	21,135	23,401
*	MRV Engenharia e Participacoes SA	71,000	75,444
*	Natura Cosmeticos SA	95,800	154,490
*	Oceanpact Servicos Maritimos SA	18,400	20,012
*	Oncoclinicas do Brasil Servicos Medicos SA	16,300	15,865
	Petroreconcavo SA	4,322	10,358
	Porto Seguro SA	35,644	330,306

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Positivo Tecnologia SA	17,500	$12,407
*	PRIO SA	120,597	908,642
	Profarma Distribuidora de Produtos Farmaceuticos SA	7,100	9,396
	Qualicorp Consultoria e Corretora de Seguros SA	42,800	12,459
	Romi SA	14,050	20,023
	Sao Martinho SA	27,478	85,090
Ω	Ser Educacional SA	36,600	51,702
	Simpar SA	49,444	37,881
	SLC Agricola SA	18,990	62,163
	TIM SA	8,050	29,773
	Tres Tentos Agroindustrial SA	9,019	21,953
	Trisul SA	14,441	16,015
	Tupy SA	12,000	34,524
	Ultrapar Participacoes SA (UGPA3 BZ)	84,756	259,889
	Unifique Telecomunicacoes SA	17,671	11,834
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	20,006
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	51,122
	Vibra Energia SA	149,579	566,576
	YDUQS Participacoes SA	36,200	83,655
*	Zamp SA	9,500	5,921
TOTAL BRAZIL			7,541,492
CHILE — (0.2%)
	Banco Itau Chile SA	2,840	37,528
*	CAP SA	9,137	43,496
	Cia Sud Americana de Vapores SA	2,319,246	117,202
	Empresa Nacional de Telecomunicaciones SA	27,500	90,359
	Empresas CMPC SA	142,426	200,633
	Ripley Corp. SA	203,862	86,356
	Salfacorp SA	72,948	53,777
	Sociedad Matriz SAAM SA	195,719	23,745
	SONDA SA	85,422	28,454
TOTAL CHILE			681,550
		Shares	Value»
CHINA — (29.0%)
	361 Degrees International Ltd.	178,000	$140,868
Ω	3SBio, Inc.	340,000	1,374,509
*	5I5J Holding Group Co. Ltd., Class A	18,200	7,526
	AAC Technologies Holdings, Inc.	96,500	487,921
	Advanced Technology & Materials Co. Ltd., Class A	28,900	53,324
*	Agora, Inc., ADR	19,783	76,164
	Aisino Corp., Class A	27,400	35,016
Ω	A-Living Smart City Services Co. Ltd.	168,000	63,141
	Allmed Medical Products Co. Ltd., Class A	10,200	13,137
	Aluminum Corp. of China Ltd., Class H	492,000	388,860
#*	Angang Steel Co. Ltd., Class H	214,600	61,356
	Anhui Conch Cement Co. Ltd., Class H	231,000	668,775
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	25,134
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	14,662
	Anhui Heli Co. Ltd., Class A	8,200	20,243
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	21,576
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,500	16,193
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	20,616
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	27,431
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	16,700	20,008
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	18,207
	Anhui Xinhua Media Co. Ltd., Class A	22,500	21,187

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Yingliu Electromechanical Co. Ltd., Class A	6,600	$23,958
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	53,141
	Anton Oilfield Services Group	374,000	67,112
	Aoshikang Technology Co. Ltd., Class A	6,000	32,983
	Aotecar New Energy Technology Co. Ltd., Class A	60,800	24,217
	APT Satellite Holdings Ltd.	118,000	30,189
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	8,400	37,407
*	Asia Cement China Holdings Corp.	76,500	25,510
#Ω	AsiaInfo Technologies Ltd.	52,400	75,634
	Autohome, Inc., ADR	3,911	105,949
	AviChina Industry & Technology Co. Ltd., Class H	401,000	237,028
*Ω	BAIC Motor Corp. Ltd., Class H	169,500	46,300
*	Baidu, Inc. (9888 HK), Class A	291,301	3,187,215
#*	Baidu, Inc. (BIDU US), Sponsored ADR	783	68,802
Ω	BAIOO Family Interactive Ltd.	180,000	14,890
*Ω	Bairong, Inc.	49,000	54,604
	Bank of Chongqing Co. Ltd., Class H	69,500	68,574
Ω	Bank of Qingdao Co. Ltd., Class H	238,000	122,072
	Bank of Xi'an Co. Ltd., Class A	90,300	48,166
	Baoji Titanium Industry Co. Ltd., Class A	5,800	24,891
	Baoye Group Co. Ltd., Class H	50,000	27,617
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,036	40,748
	BBMG Corp., Class H	356,000	36,628
		Shares	Value»
CHINA — (Continued)
	Befar Group Co. Ltd., Class A	33,500	$20,400
	Beibuwan Port Co. Ltd., Class A	19,300	21,886
*	Beijing Capital International Airport Co. Ltd., Class H	398,000	154,523
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	20,734
	Beijing Easpring Material Technology Co. Ltd., Class A	10,200	58,206
	Beijing Energy International Holding Co. Ltd.	162,400	30,985
	Beijing Enterprises Holdings Ltd.	99,000	414,222
	Beijing Enterprises Water Group Ltd.	648,000	221,762
	Beijing Gehua CATV Network Co. Ltd., Class A	36,200	43,387
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,700	26,659
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	21,915
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	22,443
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	24,881
*	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	16,528
*	Beijing North Star Co. Ltd., Class H	134,000	14,859
	Beijing Originwater Technology Co. Ltd., Class A	72,062	46,269
	Beijing Sanyuan Foods Co. Ltd., Class A	20,500	13,197
	Beijing Shunxin Agriculture Co. Ltd., Class A	8,900	19,439
	Beijing Sinnet Technology Co. Ltd., Class A	19,700	39,733

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing SL Pharmaceutical Co. Ltd., Class A	23,600	$27,652
	Beijing Strong Biotechnologies, Inc., Class A	11,400	23,198
	Beijing Wandong Medical Technology Co. Ltd., Class A	11,200	27,178
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	38,647
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	29,118
*	Beiqi Foton Motor Co. Ltd., Class A	67,500	25,189
*	Bengang Steel Plates Co. Ltd., Class A	61,300	32,301
	Best Pacific International Holdings Ltd.	70,000	25,676
*	BGI Genomics Co. Ltd., Class A	4,300	31,756
Ω	Blue Moon Group Holdings Ltd.	32,000	15,421
Ω	BOC Aviation Ltd.	34,900	317,065
*	BOE HC SemiTek Corp.	17,900	18,460
	BOE Varitronix Ltd.	38,000	28,644
	Boyaa Interactive International Ltd.	124,000	118,648
	Bright Dairy & Food Co. Ltd., Class A	19,900	23,586
	Brilliance China Automotive Holdings Ltd.	424,000	169,132
	Bros Eastern Co. Ltd., Class A	15,400	11,288
*	B-Soft Co. Ltd., Class A	45,500	36,520
	BTG Hotels Group Co. Ltd., Class A	12,900	24,915
*	C C Land Holdings Ltd.	243,000	37,043
	C&D International Investment Group Ltd.	126,756	255,724
*	C&S Paper Co. Ltd., Class A	19,400	20,372
*Ω	CALB Group Co. Ltd.	25,400	63,507
		Shares	Value»
CHINA — (Continued)
	Camel Group Co. Ltd., Class A	13,000	$16,402
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	25,400
	Canmax Technologies Co. Ltd., Class A	9,100	25,155
	Canny Elevator Co. Ltd., Class A	14,700	14,939
Ω	Cathay Group Holdings, Inc.	122,000	27,306
	CECEP Solar Energy Co. Ltd., Class A	43,300	27,175
	Central China Land Media Co. Ltd., Class A	14,400	25,671
#	Central China Securities Co. Ltd., Class H	136,000	47,454
#	CGN New Energy Holdings Co. Ltd.	254,000	78,970
*	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	26,859
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	22,978
	Changhong Meiling Co. Ltd., Class A	8,700	8,771
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	28,335
	Changjiang Publishing & Media Co. Ltd., Class A	27,900	36,525
	Chaoju Eye Care Holdings Ltd.	47,500	17,942
Ω	Cheerwin Group Ltd.	57,500	20,028
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	16,089
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	26,562
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,800	44,367
	Chengdu Wintrue Holding Co. Ltd., Class A	16,100	23,537

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Chengxin Lithium Group Co. Ltd., Class A	12,500	$26,928
	Chengzhi Co. Ltd., Class A	12,800	13,788
	Chervon Holdings Ltd.	19,400	44,442
*	China Aerospace International Holdings Ltd.	354,000	21,564
	China BlueChemical Ltd., Class H	356,000	98,193
*Ω	China Bohai Bank Co. Ltd., Class H	519,000	68,110
	China CAMC Engineering Co. Ltd., Class A	8,800	10,381
	China Chunlai Education Group Co. Ltd.	54,000	30,679
	China Cinda Asset Management Co. Ltd., Class H	1,293,000	233,528
#	China Coal Energy Co. Ltd., Class H	343,000	421,447
	China Coal Xinji Energy Co. Ltd., Class A	41,800	37,445
	China Communications Services Corp. Ltd., Class H	356,000	207,348
	China Conch Venture Holdings Ltd.	256,000	312,809
	China CYTS Tours Holding Co. Ltd., Class A	7,200	9,851
	China Design Group Co. Ltd., Class A	8,200	9,563
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	80,621
*	China Eastern Airlines Corp. Ltd., Class H	100,000	36,030
	China Education Group Holdings Ltd.	5,400	1,905
	China Electronics Huada Technology Co. Ltd.	72,000	13,250
*	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	15,455
		Shares	Value»
CHINA — (Continued)
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	458,000	$75,655
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	82,287
	China Everbright Bank Co. Ltd., Class H	85,000	39,943
#	China Everbright Ltd.	106,000	108,228
Ω	China Feihe Ltd.	685,000	407,233
	China Foods Ltd.	180,000	74,952
	China Galaxy Securities Co. Ltd., Class H	721,500	975,043
	China Gas Holdings Ltd.	519,322	545,495
	China Gold International Resources Corp. Ltd. (2099 HK)	44,800	385,144
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	28,531
#	China Hongqiao Group Ltd.	438,000	1,155,398
Ω	China International Capital Corp. Ltd., Class H	252,400	640,904
	China International Marine Containers Group Co. Ltd., Class H	165,570	177,824
	China Jinmao Holdings Group Ltd.	474,298	86,301
	China Lesso Group Holdings Ltd.	182,000	108,289
	China Lilang Ltd.	100,000	47,214
*Ω	China Literature Ltd.	18,800	73,882
	China Medical System Holdings Ltd.	230,000	390,518
	China Meheco Group Co. Ltd., Class A	15,260	23,379
	China Meidong Auto Holdings Ltd.	168,000	44,437
	China Mengniu Dairy Co. Ltd.	586,000	1,219,475
	China Merchants Port Holdings Co. Ltd.	257,610	506,509

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	$24,377
Ω	China Merchants Securities Co. Ltd., Class H	86,800	179,435
	China Minsheng Banking Corp. Ltd., Class H	409,000	246,172
#	China Modern Dairy Holdings Ltd.	643,000	97,105
	China National Accord Medicines Corp. Ltd., Class A	5,200	18,390
	China National Building Material Co. Ltd., Class H	402,785	239,635
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,900	21,442
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	19,344
	China Nonferrous Mining Corp. Ltd.	225,000	218,608
*	China Oil & Gas Group Ltd.	900,000	18,218
	China Oilfield Services Ltd., Class H	304,000	269,991
	China Oriental Group Co. Ltd.	252,000	60,524
	China Overseas Grand Oceans Group Ltd.	356,000	87,862
	China Overseas Land & Investment Ltd.	568,000	982,355
	China Petroleum Engineering Corp., Class A	71,500	34,109
	China Publishing & Media Co. Ltd., Class A	28,500	26,662
	China Railway Group Ltd., Class H	191,000	96,098
	China Railway Hi-tech Industry Co. Ltd., Class A	19,300	24,335
		Shares	Value»
CHINA — (Continued)
	China Railway Materials Co. Ltd., Class A	64,200	$23,787
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	125,030
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	20,539
*	China Rare Earth Holdings Ltd.	348,000	31,032
	China Reinsurance Group Corp., Class H	1,283,000	222,707
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,200	19,479
	China Resources Building Materials Technology Holdings Ltd.	556,000	135,609
	China Resources Gas Group Ltd.	17,400	44,045
	China Resources Land Ltd.	398,000	1,459,453
	China Resources Medical Holdings Co. Ltd.	168,500	95,312
Ω	China Resources Pharmaceutical Group Ltd.	375,500	262,221
	China Risun Group Ltd.	163,000	49,092
*	China Ruifeng Renewable Energy Holdings Ltd.	294,000	14,928
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	33,384
*Ω	China Shengmu Organic Milk Ltd.	453,000	17,612
	China Shineway Pharmaceutical Group Ltd.	66,000	70,300
	China State Construction International Holdings Ltd.	304,000	465,725
*	China Sunshine Paper Holdings Co. Ltd.	117,500	28,852

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Taiping Insurance Holdings Co. Ltd.	282,800	$628,382
	China Tianying, Inc., Class A	40,700	24,238
Ω	China Tower Corp. Ltd., Class H	553,000	773,821
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	392,000	111,912
*	China TransInfo Technology Co. Ltd., Class A	21,600	31,981
#	China Travel International Investment Hong Kong Ltd.	416,000	97,818
*	China Vanke Co. Ltd., Class H	442,300	280,633
	China Vered Financial Holding Corp. Ltd.	185,000	24,687
	China XLX Fertiliser Ltd.	134,000	111,751
#	China Yongda Automobiles Services Holdings Ltd.	313,000	89,162
#*Ω	China Youran Dairy Group Ltd.	324,000	152,386
	China Zheshang Bank Co. Ltd., Class H	380,099	133,570
	Chinasoft International Ltd.	456,000	329,403
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,900	16,505
	Chongqing Department Store Co. Ltd., Class A	5,800	23,526
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	42,549
	Chongqing Gas Group Corp. Ltd., Class A	9,214	7,270
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	22,475
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	26,999
		Shares	Value»
CHINA — (Continued)
	Chongqing Rural Commercial Bank Co. Ltd., Class H	456,000	$361,672
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	33,432
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	57,920
	Chow Tai Seng Jewellery Co. Ltd., Class A	14,300	25,732
	CIMC Enric Holdings Ltd.	142,000	121,152
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	34,567
	CITIC Resources Holdings Ltd.	674,000	34,684
	City Development Environment Co. Ltd., Class A	17,280	33,210
#*	Citychamp Watch & Jewellery Group Ltd.	188,000	9,055
*	ClouDr Group Ltd.	134,300	25,529
#*	CMGE Technology Group Ltd.	374,000	24,248
	CMST Development Co. Ltd., Class A	27,600	22,557
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,400	38,007
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,100	34,987
*	COFCO Biotechnology Co. Ltd., Class A	17,700	14,388
*	COFCO Joycome Foods Ltd.	574,000	127,486
	Cofoe Medical Technology Co. Ltd., Class A	3,500	17,927
*	Comba Telecom Systems Holdings Ltd.	230,000	54,015
	Concord New Energy Group Ltd.	1,520,000	80,489
	Consun Pharmaceutical Group Ltd.	112,000	196,449
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	121,953

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	184,000	$149,462
#	COSCO SHIPPING Holdings Co. Ltd., Class H	215,000	393,007
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	85,063
	COSCO SHIPPING Ports Ltd.	310,146	217,184
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	23,500	21,811
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	30,667
	CSG Holding Co. Ltd., Class A	37,592	24,951
	CSPC Pharmaceutical Group Ltd.	820,000	1,030,571
	CSSC Hong Kong Shipping Co. Ltd.	300,000	82,858
*	Daan Gene Co. Ltd., Class A	30,000	28,978
	Dajin Heavy Industry Co. Ltd., Class A	5,200	23,045
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	31,766
*	Damai Entertainment Holdings Ltd.	2,470,000	347,941
	Dashang Co. Ltd., Class A	10,769	29,220
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	27,211
	Deppon Logistics Co. Ltd., Class A	7,000	15,121
*	Dezhan Healthcare Co. Ltd., Class A	69,800	47,011
	Dian Diagnostics Group Co. Ltd., Class A	15,800	35,265
#	Digital China Holdings Ltd.	99,000	38,347
	Do-Fluoride New Materials Co. Ltd., Class A	13,200	22,747
#	Dongfang Electric Corp. Ltd., Class H	69,800	163,809
		Shares	Value»
CHINA — (Continued)
	Dongfeng Motor Group Co. Ltd., Class H	398,000	$239,480
	Dongguan Development Holdings Co. Ltd., Class A	20,800	31,799
	Dongyue Group Ltd.	245,000	323,827
	DouYu International Holdings Ltd., ADR	7,339	63,556
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	49,726
*	Easyhome New Retail Group Co. Ltd., Class A	58,000	23,909
	E-Commodities Holdings Ltd.	414,000	50,587
	Edvantage Group Holdings Ltd.	53,740	11,303
	EEKA Fashion Holdings Ltd.	51,000	44,120
	Era Co. Ltd., Class A	28,900	16,819
	Essex Bio-technology Ltd.	59,000	38,668
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	19,332
	Ever Sunshine Services Group Ltd.	108,000	28,508
#Ω	Everbright Securities Co. Ltd., Class H	65,200	86,849
	Excellence Commercial Property & Facilities Management Group Ltd.	69,000	12,777
	Fangda Carbon New Material Co. Ltd., Class A	30,200	20,078
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	19,496
	Far East Horizon Ltd.	267,000	271,773
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	34,657
	FAWER Automotive Parts Co. Ltd., Class A	23,200	19,123

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Feilong Auto Components Co. Ltd., Class A	17,800	$42,266
	FESCO Group Co. Ltd., Class A	8,400	24,485
*	FIH Mobile Ltd.	67,200	119,789
*	Financial Street Holdings Co. Ltd., Class A	69,300	28,203
	FinVolution Group, ADR	31,745	272,690
	First Tractor Co. Ltd., Class H	24,000	21,664
#	Flat Glass Group Co. Ltd., Class H	29,000	37,611
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	18,571
	Fosun International Ltd.	127,500	87,990
#	Fu Shou Yuan International Group Ltd.	236,000	108,458
	Fufeng Group Ltd.	313,000	345,573
	Fujian Longking Co. Ltd., Class A	7,900	13,167
	Fujian Star-net Communication Co. Ltd., Class A	10,400	38,306
	Fujian Sunner Development Co. Ltd., Class A	11,100	24,579
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	21,512
	Fushun Special Steel Co. Ltd., Class A	24,500	19,152
	Gansu Energy Chemical Co. Ltd., Class A	102,700	35,347
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	83,950	20,528
	Gansu Shangfeng Cement Co. Ltd., Class A	12,600	15,286
	Gansu Yasheng Industrial Group Co. Ltd., Class A	59,700	24,774
#*	GCL Technology Holdings Ltd.	166,000	24,596
*	GDS Holdings Ltd. (9698 HK), Class A	82,900	373,609
		Shares	Value»
CHINA — (Continued)
	Geely Automobile Holdings Ltd.	991,000	$2,222,830
#*	Gemdale Properties & Investment Corp. Ltd.	1,608,000	58,416
Ω	Genertec Universal Medical Group Co. Ltd.	171,000	139,985
	GF Securities Co. Ltd., Class H	187,000	408,296
#*	Global New Material International Holdings Ltd.	63,000	41,337
*	Glorious Property Holdings Ltd.	294,000	281
	Goldenmax International Group Ltd., Class A	19,400	32,270
	Goldwind Science & Technology Co. Ltd., Class H	75,878	67,355
	Goodbaby International Holdings Ltd.	204,000	28,438
#	Grand Pharmaceutical Group Ltd.	179,500	198,520
*	Grandjoy Holdings Group Co. Ltd., Class A	62,300	26,080
	Great Wall Motor Co. Ltd., Class H	189,000	308,434
	Greentown China Holdings Ltd.	209,000	262,887
Ω	Greentown Management Holdings Co. Ltd.	96,000	34,852
	Greentown Service Group Co. Ltd.	244,000	148,566
	Guangdong Construction Engineering Group Co. Ltd., Class A	72,100	36,718
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	30,997
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	29,094
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	14,337

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	$23,555
	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	24,939
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	24,000	40,616
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,700	26,726
	Guangdong Tapai Group Co. Ltd., Class A	14,400	16,155
	Guangdong Vanward New Electric Co. Ltd., Class A	15,600	25,319
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	18,221
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	54,800	22,682
*	Guanghui Logistics Co. Ltd., Class A	17,000	17,974
	Guangshen Railway Co. Ltd., Class H	280,000	69,816
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	9,271
	Guangzhou Automobile Group Co. Ltd., Class H	284,000	114,761
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	69,067
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	8,100	34,674
	Guangzhou Wondfo Biotech Co. Ltd., Class A	3,200	10,614
	Guilin Layn Natural Ingredients Corp., Class A	12,100	13,868
		Shares	Value»
CHINA — (Continued)
	Guizhou Chanhen Chemical Corp., Class A	7,600	$25,958
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	14,488
	Guizhou Tyre Co. Ltd., Class A	27,600	17,338
*	Guizhou Zhenhua E-chem, Inc., Class A	6,533	12,453
*	Guoguang Electric Co. Ltd., Class A	12,600	26,899
	Guoquan Food Shanghai Co. Ltd.	246,800	114,983
Ω	Guotai Haitong Securities Co. Ltd., Class H	390,288	842,526
	Haier Smart Home Co. Ltd. (6690 HK), Class H	214,600	676,071
*	Hainan Meilan International Airport Co. Ltd., Class H	41,000	56,240
	Hainan Mining Co. Ltd., Class A	18,400	20,236
	Haitian International Holdings Ltd.	84,000	227,703
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	310,000	33,137
	Hand Enterprise Solutions Co. Ltd., Class A	14,000	36,603
	Hangxiao Steel Structure Co. Ltd., Class A	63,800	23,458
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	47,234
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,660	14,448
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	8,160	10,222
*	Hangzhou Iron & Steel Co., Class A	63,800	78,632
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	23,899
	Harbin Electric Co. Ltd., Class H	164,000	156,342

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	$15,727
	HBIS Resources Co. Ltd., Class A	11,400	21,900
*Ω	HBM Holdings Ltd.	63,000	75,016
	Health & Happiness H&H International Holdings Ltd.	56,000	81,636
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	22,641
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,600	26,421
	Hello Group, Inc., Sponsored ADR	24,364	200,516
	Henan Liliang Diamond Co. Ltd., Class A	2,600	10,655
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	33,646
	Henan Pinggao Electric Co. Ltd., Class A	18,300	39,813
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	30,902
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	27,629
*	Henan Zhongfu Industry Co. Ltd., Class A	44,100	28,078
	Hengan International Group Co. Ltd.	69,500	207,625
*	Hengdeli Holdings Ltd.	201,037	3,204
	Hitevision Co. Ltd., Class A	3,900	13,423
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	48,263
*	HNA Technology Co. Ltd., Class A	65,000	34,610
*	Hongyuan Green Energy Co. Ltd., Class A	20,100	54,013
*	Hopson Development Holdings Ltd.	235,295	113,284
	Horizon Construction Development Ltd.	256,332	37,315
		Shares	Value»
CHINA — (Continued)
	Hoymiles Power Electronics, Inc., Class A	1,103	$15,633
#Ω	Hua Hong Semiconductor Ltd.	140,000	720,811
	Huabao International Holdings Ltd.	48,000	20,912
	Huadian Heavy Industries Co. Ltd., Class A	27,200	24,306
	Huafu Fashion Co. Ltd., Class A	38,500	24,914
	Huaihe Energy Group Co. Ltd., Class A	41,600	20,353
	Huangshan Tourism Development Co. Ltd., Class A	7,000	11,276
*	Huapont Life Sciences Co. Ltd., Class A	18,200	11,063
Ω	Huatai Securities Co. Ltd., Class H	240,800	554,218
	Huaxin Cement Co. Ltd. (6655 HK), Class H	46,000	75,385
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	59,300	12,583
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	20,154
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	26,198
	Hubei Zhenhua Chemical Co. Ltd., Class A	18,620	36,874
	Huishang Bank Corp. Ltd., Class H	31,000	13,016
	Hunan Aihua Group Co. Ltd., Class A	6,200	13,692
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	41,070
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	14,230
	Hunan Zhongke Electric Co. Ltd., Class A	10,700	24,121
#	HUYA, Inc., ADR	16,422	55,178
*Ω	Hygeia Healthcare Holdings Co. Ltd.	65,200	141,683

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hytera Communications Corp. Ltd., Class A	38,600	$63,006
	IKD Co. Ltd., Class A	17,300	41,560
	Infore Environment Technology Group Co. Ltd., Class A	41,500	38,236
	Inkeverse Group Ltd.	97,000	15,622
	Intco Medical Technology Co. Ltd., Class A	7,680	36,572
	Intron Technology Holdings Ltd.	54,000	10,100
#*	iQIYI, Inc., ADR	36,712	67,550
	Jangho Group Co. Ltd., Class A	15,800	17,232
*Ω	JD Health International, Inc.	7,400	47,319
*Ω	JD Logistics, Inc.	334,900	580,387
	Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	23,879
	Jiangling Motors Corp. Ltd., Class A	13,700	40,197
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	12,297
	Jiangsu Azure Corp., Class A	20,800	41,596
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	30,803
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	19,619
	Jiangsu Etern Co. Ltd., Class A	32,600	40,973
*	Jiangsu General Science Technology Co. Ltd., Class A	25,500	16,448
	Jiangsu Guomao Reducer Co. Ltd., Class A	26,300	53,986
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	19,805
	Jiangsu Huachang Chemical Co. Ltd., Class A	22,100	20,921
		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	$39,335
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	21,310
	Jiangsu Lihua Foods Group Co. Ltd.	5,600	15,041
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	17,237
	Jiangsu Shagang Co. Ltd., Class A	44,600	36,811
	Jiangsu Shentong Valve Co. Ltd., Class A	13,200	24,946
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	31,700	24,896
*	Jiangsu Sopo Chemical Co., Class A	11,400	12,820
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	25,300	18,760
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	32,400	22,431
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	71,020	44,184
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	28,911
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	21,100	32,038
	Jiangxi Copper Co. Ltd., Class H	212,000	423,731
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	17,522
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	10,621
	Jihua Group Corp. Ltd., Class A	55,500	31,214
*	Jilin Chemical Fibre, Class A	36,700	20,592

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#††	Jinchuan Group International Resources Co. Ltd.	463,000	$28,311
*	Jinke Smart Services Group Co. Ltd., Class H	20,700	17,838
#	JinkoSolar Holding Co. Ltd., ADR	4,740	103,996
	Jinlei Technology Co. Ltd., Class A	8,200	24,216
	Jinmao Property Services Co. Ltd.	5,740	2,289
#Ω	Jinxin Fertility Group Ltd.	432,000	183,506
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	12,622
#Ω	Jiumaojiu International Holdings Ltd.	57,000	20,553
	Jizhong Energy Resources Co. Ltd., Class A	36,400	30,176
*	Joy City Property Ltd.	784,000	36,953
	JS Corrugating Machinery Co. Ltd., Class A	13,400	21,420
*Ω	JS Global Lifestyle Co. Ltd.	274,500	61,518
	JSTI Group, Class A	29,400	39,181
*	Ju Teng International Holdings Ltd.	234,000	37,184
	Juewei Food Co. Ltd., Class A	12,700	26,766
*Ω	JW Cayman Therapeutics Co. Ltd.	42,000	27,667
*	JY Grandmark Holdings Ltd.	30,000	1,135
	Kailuan Energy Chemical Co. Ltd., Class A	29,600	24,825
	Kaishan Group Co. Ltd., Class A	12,800	24,120
	Keda Industrial Group Co. Ltd., Class A	29,400	43,355
	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	26,799
	Kinetic Development Group Ltd.	476,000	78,332
	Kingboard Holdings Ltd.	134,000	480,005
		Shares	Value»
CHINA — (Continued)
	Kingboard Laminates Holdings Ltd.	153,500	$197,085
	Kingsoft Corp. Ltd.	176,200	801,226
	KPC Pharmaceuticals, Inc., Class A	10,800	21,950
	Kuangda Technology Group Co. Ltd., Class A	32,500	22,876
	Kunlun Energy Co. Ltd.	728,000	701,319
	Laobaixing Pharmacy Chain JSC, Class A	10,100	27,376
	Launch Tech Co. Ltd., Class H	27,000	40,424
	Lee & Man Chemical Co. Ltd.	34,000	17,925
	Lee & Man Paper Manufacturing Ltd.	228,000	75,547
*Ω	Legend Holdings Corp., Class H	115,600	146,653
	Leoch International Technology Ltd.	69,000	17,001
	LexinFintech Holdings Ltd., ADR	22,127	140,949
	Li Ning Co. Ltd.	430,000	911,036
	Liaoning Cheng Da Co. Ltd., Class A	20,200	33,106
	Liaoning Port Co. Ltd., Class H	396,000	41,318
	Lier Chemical Co. Ltd., Class A	9,500	16,854
#*	Lifetech Scientific Corp.	458,000	118,643
*	Linewell Software Co. Ltd., Class A	19,400	36,109
	Lingbao Gold Group Co. Ltd., Class H	72,000	92,924
#Ω	Linklogis, Inc., Class B	232,000	64,990
	Livzon Pharmaceutical Group, Inc., Class H	19,100	91,426
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,500	31,146
	Loncin Motor Co. Ltd., Class A	26,200	43,749
Ω	Longfor Group Holdings Ltd.	297,000	369,663
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	22,274

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Longshine Technology Group Co. Ltd., Class A	16,400	$46,268
	Lonking Holdings Ltd.	374,000	126,225
	Lucky Harvest Co. Ltd., Class A	7,280	41,315
	Luenmei Quantum Co. Ltd., Class A	29,400	24,513
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,200	37,697
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	27,730
	Luxin Venture Capital Group Co. Ltd., Class A	10,400	17,998
#*Ω	Luye Pharma Group Ltd.	162,000	88,641
#*	Maanshan Iron & Steel Co. Ltd., Class H	234,000	64,907
	Maccura Biotechnology Co. Ltd., Class A	12,800	22,761
#Ω	Maoyan Entertainment	87,200	86,458
Ω	Medlive Technology Co. Ltd.	11,000	22,424
	Mesnac Co. Ltd., Class A	20,100	24,068
	Metallurgical Corp. of China Ltd., Class H	549,000	118,852
*Ω	Microport Cardioflow Medtech Corp.	179,000	31,772
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	24,536
	Ming Yuan Cloud Group Holdings Ltd.	282,000	115,342
*	Minmetals Development Co. Ltd., Class A	14,800	16,374
	Minth Group Ltd.	144,000	475,350
	MLS Co. Ltd., Class A	18,000	21,101
*Ω	Mobvista, Inc.	91,000	103,583
	Moon Environment Technology Co. Ltd., Class A	21,060	37,254
		Shares	Value»
CHINA — (Continued)
#	Morimatsu International Holdings Co. Ltd.	78,000	$90,138
	Nanhua Futures Co. Ltd., Class A	7,900	24,984
	NanJi E-Commerce Co. Ltd., Class A	30,400	15,642
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,800	34,582
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	55,242
	Nanjing Pharmaceutical Co. Ltd., Class A	32,100	23,145
*	Nanjing Tanker Corp., Class A	98,100	38,808
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	26,900	27,872
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	6,200	19,340
*	Nayuki Holdings Ltd.	73,500	14,319
	NetDragon Websoft Holdings Ltd.	15,500	21,408
	Neusoft Corp., Class A	18,000	24,528
	New China Life Insurance Co. Ltd., Class H	166,100	1,062,859
	Nexteer Automotive Group Ltd.	158,000	117,907
*	Nine Dragons Paper Holdings Ltd.	223,000	122,291
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	22,216
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	33,876
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	45,126
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	11,972
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	9,588	29,673
*	Ningbo Shanshan Co. Ltd., Class A	20,000	27,900
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	15,653

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Yunsheng Co. Ltd., Class A	17,300	$28,508
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	25,020
*	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	12,956
	NKY Medical Holdings Ltd., Class A	9,750	22,466
	Noah Holdings Ltd., Sponsored ADR	6,183	75,123
	Norinco International Cooperation Ltd., Class A	11,200	17,109
	North China Pharmaceutical Co. Ltd., Class A	19,300	18,461
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	22,454
	Northeast Securities Co. Ltd., Class A	31,000	35,404
*	Nuode New Materials Co. Ltd., Class A	34,600	30,051
	Onewo, Inc., Class H	38,800	110,773
	ORG Technology Co. Ltd., Class A	45,300	33,892
	Orient International Enterprise Ltd., Class A	18,500	19,032
	Orient Overseas International Ltd.	23,000	413,822
Ω	Orient Securities Co. Ltd., Class H	133,600	128,439
*	Oriental Energy Co. Ltd., Class A	28,500	40,642
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,490	23,858
*	PCI Technology Group Co. Ltd., Class A	41,700	33,116
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	0
*	Pengxin International Mining Co. Ltd., Class A	49,700	29,730
#Ω	Ping An Healthcare & Technology Co. Ltd.	292,100	458,022
		Shares	Value»
CHINA — (Continued)
	PNC Process Systems Co. Ltd., Class A	6,000	$20,733
*	Polaris Bay Group Co. Ltd., Class A	37,000	37,444
	Poly Property Group Co. Ltd.	251,560	49,593
	Poly Property Services Co. Ltd., Class H	32,800	145,581
	Prinx Chengshan Holdings Ltd.	18,000	17,885
	PW Medtech Group Ltd.	123,000	22,177
	Pylon Technologies Co. Ltd., Class A	2,355	13,994
	Q Technology Group Co. Ltd.	46,000	69,335
	Qifu Technology, Inc., ADR	20,470	702,735
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	32,613
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	28,157
	Qingdao Gon Technology Co. Ltd., Class A	3,900	19,496
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	23,932
Ω	Qingdao Port International Co. Ltd., Class H	113,000	93,943
	Qingdao Rural Commercial Bank Corp., Class A	55,000	26,733
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	9,600	13,149
	Qinhuangdao Port Co. Ltd., Class H	107,500	30,132
*	Qudian, Inc., Sponsored ADR	29,458	119,010
#*	Radiance Holdings Group Co. Ltd.	119,000	42,431
*Ω	Red Star Macalline Group Corp. Ltd., Class H	100,600	20,084
*Ω	Redco Properties Group Ltd.	160,000	2,162

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Renhe Pharmacy Co. Ltd., Class A	38,400	$31,356
	Rianlon Corp., Class A	3,300	14,423
	Riyue Heavy Industry Co. Ltd., Class A	17,000	28,573
	Rizhao Port Co. Ltd., Class A	28,000	12,445
*	RongFa Nuclear Equipment Co. Ltd., Class A	44,700	48,154
*	Roshow Technology Co. Ltd., Class A	46,700	48,477
	Runjian Co. Ltd., Class A	4,400	26,706
*	Sansteel Minguang Co. Ltd. Fujian, Class A	70,300	48,262
	Sansure Biotech, Inc., Class A	4,502	13,752
	Sany Heavy Equipment International Holdings Co. Ltd.	221,000	207,274
*	Seazen Group Ltd.	624,380	199,031
	S-Enjoy Service Group Co. Ltd.	73,000	26,038
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	21,468
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	33,900	18,310
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	22,884
	Shandong Bohui Paper Industrial Co. Ltd., Class A	18,300	12,402
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,000	22,745
	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	25,307
*	Shandong Haihua Co. Ltd., Class A	15,600	12,855
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	19,100	15,513
		Shares	Value»
CHINA — (Continued)
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	$10,544
	Shandong Humon Smelting Co. Ltd., Class A	15,300	24,663
*	Shandong Iron & Steel Co. Ltd., Class A	93,500	19,711
	Shandong Lukang Pharma, Class A	23,200	33,814
	Shandong Pharmaceutical Glass Co. Ltd., Class A	5,800	18,299
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,100	36,086
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	471,200	414,377
	Shandong Xiantan Co. Ltd., Class A	10,050	8,530
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	36,000	37,071
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	22,096
*	Shanghai AJ Group Co. Ltd., Class A	37,000	31,010
	Shanghai Bailian Group Co. Ltd., Class A	25,800	35,229
	Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	10,029
	Shanghai Bright Meat Group Co. Ltd., Class A	21,900	23,126
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	14,136
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,700	17,776
*	Shanghai Electric Group Co. Ltd., Class H	372,000	151,733
	Shanghai Environment Group Co. Ltd., Class A	31,680	35,418

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	73,000	$178,150
	Shanghai Huayi Group Co. Ltd., Class A	21,300	24,556
	Shanghai Industrial Holdings Ltd.	85,000	158,457
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,300	24,800
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	33,727
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	34,153
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	113,600	181,176
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	13,963
	Shanghai QiFan Cable Co. Ltd., Class A	8,300	17,865
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	26,760
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	37,240
*	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	66,545
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	22,784
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	26,107
	Shanghai Zhonggu Logistics Co. Ltd., Class A	22,500	30,882
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	20,326
	Shantui Construction Machinery Co. Ltd., Class A	22,000	30,428
		Shares	Value»
CHINA — (Continued)
	Shanxi Blue Flame Holding Co. Ltd., Class A	23,900	$23,295
	Shanxi Coking Co. Ltd., Class A	75,810	41,055
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	22,236
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	14,720
*	Shanxi Meijin Energy Co. Ltd., Class A	35,100	22,222
	Shanying International Holding Co. Ltd., Class A	104,000	27,275
	Shenghe Resources Holding Co. Ltd., Class A	21,000	63,392
	Shenma Industry Co. Ltd., Class A	31,900	39,271
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	98,898
	Shenzhen Agricultural Power Group Co. Ltd., Class A	20,600	18,589
	Shenzhen Airport Co. Ltd., Class A	31,600	30,951
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	15,124
	Shenzhen Colibri Technologies Co. Ltd., Class A	12,200	28,293
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	22,296
	Shenzhen Desay Battery Technology Co., Class A	6,300	19,885
*	Shenzhen Dynanonic Co. Ltd., Class A	9,300	42,538
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	10,200	10,228
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	17,838
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	18,783

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	$58,439
	Shenzhen International Holdings Ltd.	176,825	176,816
*	Shenzhen Investment Ltd.	326,068	37,277
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	29,156
	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	22,866
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,100	26,794
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	10,500	22,848
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	34,923
	Shenzhen Leaguer Co. Ltd., Class A	24,800	27,949
	Shenzhen Microgate Technology Co. Ltd., Class A	18,000	28,518
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	19,461
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	44,484
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	33,408
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	20,280
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	44,687
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	10,481
	Shinva Medical Instrument Co. Ltd., Class A	7,930	18,291
#	Shiyue Daotian Group Co. Ltd.	18,000	18,472
#	Shoucheng Holdings Ltd.	466,000	109,855
		Shares	Value»
CHINA — (Continued)
	Shougang Fushan Resources Group Ltd.	421,416	$154,718
	Shui On Land Ltd.	631,500	61,698
	Sichuan EM Technology Co. Ltd., Class A	17,500	42,521
	Sichuan Haite High-tech Co. Ltd., Class A	15,500	23,656
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	23,673
*	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	37,627
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	23,655
	Sichuan Yahua Industrial Group Co. Ltd., Class A	14,000	27,049
	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	96,614
	SIIC Environment Holdings Ltd. (807 HK)	193,000	26,985
Ω	Simcere Pharmaceutical Group Ltd.	84,000	140,857
*	Sinic Holdings Group Co. Ltd.	28,000	0
	Sino Biopharmaceutical Ltd.	1,369,000	1,311,093
*	Sinochem International Corp., Class A	30,600	17,250
	Sinofert Holdings Ltd.	464,000	83,796
	Sinomach Automobile Co. Ltd., Class A	21,400	18,905
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	28,748
	Sinopec Engineering Group Co. Ltd., Class H	282,500	219,351
	Sinopec Kantons Holdings Ltd.	230,000	132,149
*	Sinopec Oilfield Equipment Corp., Class A	25,600	24,512

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	454,000	$80,270
	Sinopharm Group Co. Ltd., Class H	259,200	623,020
	Sino-Platinum Metals Co. Ltd., Class A	10,660	22,352
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	10,529
	Sinosteel New Materials Co. Ltd., Class A	12,100	16,374
	Sinotrans Ltd., Class H	393,000	217,943
	Sinotruk Hong Kong Ltd.	114,000	347,421
	Skyworth Digital Co. Ltd., Class A	15,900	25,180
Ω	Smoore International Holdings Ltd.	71,000	191,445
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	17,338
	Southern Publishing & Media Co. Ltd., Class A	5,800	11,482
	SSY Group Ltd.	212,000	84,139
	Stanley Agricultural Group Co. Ltd., Class A	22,000	26,944
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,700	53,628
	STO Express Co. Ltd., Class A	13,600	28,786
	Sumec Corp. Ltd., Class A	29,000	42,267
	Sun Art Retail Group Ltd.	472,000	124,411
	Sun King Technology Group Ltd.	218,000	41,868
	Suning Universal Co. Ltd., Class A	67,314	20,373
	Sunrise Group Co. Ltd., Class A	27,700	21,443
*	Sunstone Development Co. Ltd., Class A	10,000	31,553
	Suntak Technology Co. Ltd., Class A	18,900	34,758
	Sunward Intelligent Equipment Co. Ltd., Class A	24,500	45,062
		Shares	Value»
CHINA — (Continued)
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	$25,796
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	19,937
	SY Holdings Group Ltd.	78,000	139,650
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	14,920
	Tangshan Jidong Cement Co. Ltd., Class A	31,600	21,331
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	32,100	24,408
	Tayho Advanced Materials Group Co. Ltd., Class A	19,200	28,320
	TCL Electronics Holdings Ltd.	209,000	270,678
	TDG Holdings Co. Ltd., Class A	21,000	23,464
	Tencent Music Entertainment Group, ADR	9,792	205,534
	Three's Co. Media Group Co. Ltd., Class A	6,700	30,481
	Tian An China Investment Co. Ltd.	123,000	71,372
*††	Tian Shan Development Holding Ltd.	52,000	0
	Tiande Chemical Holdings Ltd.	156,000	23,864
	Tiangong International Co. Ltd.	308,000	79,220
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	29,843
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	47,200	28,042
	Tianjin Port Co. Ltd., Class A	33,200	21,295
	Tianjin Port Development Holdings Ltd.	526,000	48,250

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	10,400	$30,417
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	47,200	28,661
#	Tianneng Power International Ltd.	122,000	105,391
#*	Tianqi Lithium Corp., Class H	26,800	120,474
	Tianrun Industry Technology Co. Ltd., Class A	35,200	30,150
*	Tibet Water Resources Ltd.	197,000	10,744
	Tofflon Science & Technology Group Co. Ltd., Class A	14,900	31,643
	Toly Bread Co. Ltd., Class A	27,100	20,643
	Tomson Group Ltd.	94,334	38,574
	Tong Ren Tang Technologies Co. Ltd., Class H	116,000	77,792
	Tongdao Liepin Group	61,600	32,679
	Tongguan Gold Group Ltd.	112,000	25,748
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	27,966
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	24,645
	Topsec Technologies Group, Inc., Class A	35,200	39,233
Ω	Topsports International Holdings Ltd.	345,000	139,190
	Transfar Zhilian Co. Ltd., Class A	38,900	32,972
	TravelSky Technology Ltd., Class H	155,000	246,432
	Triangle Tyre Co. Ltd., Class A	9,700	18,629
	Truly International Holdings Ltd.	314,000	47,076
	TSP Wind Power Group Co. Ltd.	12,000	11,977
	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	654
		Shares	Value»
CHINA — (Continued)
	Unilumin Group Co. Ltd., Class A	28,700	$28,255
††	Untrade.China Dili	334,200	5,271
	Valiant Co. Ltd., Class A	14,100	24,755
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	11,500	29,027
	Vatti Corp. Ltd., Class A	19,300	17,159
	Victory Giant Technology Huizhou Co. Ltd., Class A	6,900	182,858
	Vipshop Holdings Ltd., ADR	62,902	949,191
*Ω	Viva Biotech Holdings	133,500	28,237
	Walvax Biotechnology Co. Ltd., Class A	13,200	22,957
	Wangneng Environment Co. Ltd., Class A	10,100	23,636
	Wanguo Gold Group Ltd.	64,000	246,929
	Wasion Holdings Ltd.	124,000	134,709
	Wasu Media Holding Co. Ltd., Class A	24,500	27,991
	Weibo Corp. (9898 HK), Class A	13,880	135,527
	Weichai Power Co. Ltd., Class H	342,000	724,994
	Weifu High-Technology Group Co. Ltd., Class A	12,200	32,649
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	15,100	22,498
	Wellhope Foods Co. Ltd., Class A	18,200	21,575
	West China Cement Ltd.	394,000	100,494
#	Wharf Holdings Ltd.	210,000	597,239
	Windey Energy Technology Group Co. Ltd., Class A	10,400	18,275
	Wolong Electric Group Co. Ltd., Class A	15,480	48,966
	Wuhu Token Science Co. Ltd., Class A	41,900	35,035
	Wuling Motors Holdings Ltd.	140,000	8,565

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wushang Group Co. Ltd., Class A	19,800	$25,785
*Ω	Wuxi Biologics Cayman, Inc.	721,500	2,933,642
	Wuxi Boton Technology Co. Ltd., Class A	9,700	32,560
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	29,197
	Wuxi Paike New Materials Technology Co. Ltd., Class A	1,700	17,257
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	23,751
	Wuxi Taiji Industry Ltd. Co., Class A	23,200	21,189
	Xiamen Bank Co. Ltd., Class A	54,200	51,599
	Xiamen Changelight Co. Ltd., Class A	25,000	40,840
	Xiamen ITG Group Corp. Ltd., Class A	23,400	20,466
	Xiamen Xiangyu Co. Ltd., Class A	31,300	31,003
	Xi'An Shaangu Power Co. Ltd., Class A	26,300	32,156
	Xiandai Investment Co. Ltd., Class A	38,000	22,662
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	29,638
	Xianhe Co. Ltd., Class A	11,300	33,394
	Xilinmen Furniture Co. Ltd., Class A	7,500	16,317
	Xinfengming Group Co. Ltd., Class A	28,900	49,482
	Xingfa Aluminium Holdings Ltd.	20,000	21,651
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	92,765
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	17,600
	Xinjiang Joinworld Co. Ltd., Class A	18,800	18,434
		Shares	Value»
CHINA — (Continued)
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	$25,964
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	21,308
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	26,387
	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	17,634
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	40,746
#	Xinyi Energy Holdings Ltd.	542,980	85,944
#	Xinyi Solar Holdings Ltd.	138,000	53,423
	Xinyu Iron & Steel Co. Ltd., Class A	47,700	28,754
*	Xinzhi Group Co. Ltd., Class A	13,100	39,005
	Xtep International Holdings Ltd.	294,461	210,822
*	Xunlei Ltd., ADR	12,789	59,085
	Yangling Metron New Material, Inc., Class A	9,380	18,662
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	34,500	118,093
	Yankuang Energy Group Co. Ltd., Class H	396,000	451,493
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,800	11,325
*	Yatsen Holding Ltd., ADR	17,343	154,526
#*	Yeahka Ltd.	34,000	60,665
	Yechiu Metal Recycling China Ltd., Class A	70,100	25,393
*	Yibin Tianyuan Group Co. Ltd., Class A	14,900	10,677
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	108,079
	Yiren Digital Ltd., Sponsored ADR	19,865	117,601
Ω	Yixin Group Ltd.	525,500	168,330

Emerging Markets Targeted Value Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	$13,523
Yonfer Agricultural Technology Co. Ltd., Class A	22,900	45,220
Yongjin Technology Group Co. Ltd.	6,800	16,806
Yotrio Group Co. Ltd., Class A	63,800	33,208
Yuexiu Property Co. Ltd.	128,600	75,623
Yuexiu Services Group Ltd.	90,500	34,047
Yueyang Forest & Paper Co. Ltd., Class A	24,600	16,238
Yunnan Energy Investment Co. Ltd., Class A	11,700	17,274
Yusys Technologies Co. Ltd., Class A	9,500	35,145
Yutong Bus Co. Ltd., Class A	13,000	44,989
Zengame Technology Holding Ltd.	62,000	18,509
Zhefu Holding Group Co. Ltd., Class A	68,100	34,324
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	34,482
Zhejiang Communications Technology Co. Ltd., Class A	58,320	32,631
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	30,540
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	29,601
Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	31,180
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,700	13,197
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	15,600	24,200
		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	17,500	$26,604
	Zhejiang HangKe Technology, Inc. Co., Class A	8,981	24,885
	Zhejiang Hangmin Co. Ltd., Class A	13,700	13,531
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	29,742
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	58,152
	Zhejiang Huangma Technology Co. Ltd., Class A	15,200	27,047
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	18,001
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,400	49,105
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	53,326
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	25,756
	Zhejiang Medicine Co. Ltd., Class A	8,405	18,586
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	66,780	56,066
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,556	10,056
	Zhejiang Runtu Co. Ltd., Class A	10,300	10,888
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	24,873
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	21,975
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,100	18,566
	Zhejiang Wanliyang Co. Ltd., Class A	29,800	31,091
	Zhejiang Wanma Co. Ltd., Class A	15,300	30,292

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Wansheng Co. Ltd., Class A	8,600	$11,996
	Zhejiang XCC Group Co. Ltd., Class A	5,900	28,079
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	20,866
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,700	30,536
	Zhejiang Xinao Textiles, Inc., Class A	19,200	15,804
	Zhende Medical Co. Ltd., Class A	3,900	11,983
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	31,100	21,722
	Zhewen Interactive Group Co. Ltd., Class A	33,900	40,304
#*	Zhihu, Inc.	8,200	11,771
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	138,200	353,670
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	30,013
	Zhongsheng Group Holdings Ltd.	150,500	253,158
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	17,995
Ω	Zhou Hei Ya International Holdings Co. Ltd.	151,500	53,120
	Zhuhai Huafa Properties Co. Ltd., Class A	43,848	29,151
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	65,200	264,476
	Zhuzhou Kibing Group Co. Ltd., Class A	55,100	47,589
	Zhuzhou Times New Material Technology Co. Ltd., Class A	6,300	11,176
		Shares	Value»
CHINA — (Continued)
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,600	$40,292
#Ω	ZJLD Group, Inc.	46,000	39,226
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	23,972
	ZMJ Group Co. Ltd., Class H	34,200	65,113
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	195,254
	ZTO Express Cayman, Inc. (2057 HK)	38,600	752,492
TOTAL CHINA			83,770,480
COLOMBIA — (0.2%)
*	Corp. Financiera Colombiana SA	52,491	219,959
	Grupo Argos SA	36,020	146,292
	Grupo de Inversiones Suramericana SA	8,496	93,779
TOTAL COLOMBIA			460,030
FRANCE — (0.1%)
	Carrefour SA, BDR	12,212	183,108
GREECE — (0.7%)
	Alpha Bank SA	252,527	945,241
	Autohellas Tourist & Trading SA	2,338	28,376
	Avax SA	5,249	13,625
	Bank of Greece	2,693	46,338
	Ellaktor SA	5,435	8,222
	ElvalHalcor SA	9,981	28,592
	Fourlis Holdings SA	5,499	27,877
	GEK Terna SA	5,473	135,084
	Hellenic Exchanges - Athens Stock Exchange SA	1,759	13,985
	Helleniq Energy Holdings SA	12,846	112,777
	Intracom Holdings SA	8,294	31,258
*	LAMDA Development SA	9,148	69,456
	Motor Oil Hellas Corinth Refineries SA	8,499	243,475
	Piraeus Port Authority SA	1,053	57,799
	Sarantis SA	1,609	24,594
	Titan SA (TITC GA)	5,440	224,263
TOTAL GREECE			2,010,962

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	2,686	$80,548
INDIA — (18.9%)
	360 ONE WAM Ltd.	15,309	183,291
	63 Moons Technologies Ltd.	3,396	38,614
	Aarti Drugs Ltd.	7,935	45,741
	Aarti Industries Ltd.	11,770	55,808
	Aarti Pharmalabs Ltd.	3,849	39,725
*	Aavas Financiers Ltd.	6,299	123,940
	ACC Ltd.	11,413	232,477
	Action Construction Equipment Ltd.	6,469	83,349
	ADF Foods Ltd.	11,510	31,968
*	Aditya Birla Capital Ltd.	73,935	215,291
	Aditya Birla Real Estate Ltd.	8,265	177,590
	Advanced Enzyme Technologies Ltd.	6,682	26,571
	Advent Hotels International Pvt Ltd.	1,443	5,151
	Aegis Logistics Ltd.	20,735	169,419
*	Aether Industries Ltd.	2,729	23,836
	AGI Greenpac Ltd.	3,184	34,734
	Ahluwalia Contracts India Ltd.	3,784	44,092
	AIA Engineering Ltd.	5,562	198,698
	Ajanta Pharma Ltd.	3,566	111,205
	Alembic Ltd.	6,876	8,722
	Alembic Pharmaceuticals Ltd.	8,442	93,847
	Alkem Laboratories Ltd.	4,259	243,845
	Allcargo Logistics Ltd.	29,876	11,853
	Amara Raja Energy & Mobility Ltd.	17,864	195,958
*	Amber Enterprises India Ltd.	2,627	237,060
	Anant Raj Ltd.	16,935	107,542
	Angel One Ltd.	3,622	106,564
	Apar Industries Ltd.	1,978	198,994
	APL Apollo Tubes Ltd.	963	17,512
	Apollo Pipes Ltd.	1,969	9,041
	Apollo Tyres Ltd.	58,316	300,304
	Aptus Value Housing Finance India Ltd.	13,027	48,684
	Arvind Fashions Ltd.	4,486	28,280
	Arvind Ltd.	22,037	79,124
	Asahi India Glass Ltd.	7,855	75,008
		Shares	Value»
INDIA — (Continued)
*	Ashapura Minechem Ltd.	2,747	$17,251
	Ashiana Housing Ltd.	6,134	22,207
	Ashok Leyland Ltd.	375,726	517,199
*	Ashoka Buildcon Ltd.	22,830	52,308
Ω	Aster DM Healthcare Ltd.	20,067	138,047
	Astra Microwave Products Ltd.	3,585	39,106
	Atul Ltd.	1,372	103,306
Ω	AU Small Finance Bank Ltd.	22,943	193,435
*	Aurobindo Pharma Ltd.	52,623	679,181
	Automotive Axles Ltd.	879	18,605
	Avanti Feeds Ltd.	6,008	46,250
*	AWL Agri Business Ltd.	20,545	61,135
*	Bajaj Consumer Care Ltd.	15,751	40,099
	Bajaj Electricals Ltd.	1,413	9,930
*	Bajaj Hindusthan Sugar Ltd.	120,090	31,775
	Bajaj Holdings & Investment Ltd.	3,593	574,388
	Balaji Amines Ltd.	852	17,313
	Balkrishna Industries Ltd.	10,726	326,498
	Balmer Lawrie & Co. Ltd.	10,274	24,546
	Balrampur Chini Mills Ltd.	24,145	160,975
	Banco Products India Ltd.	3,038	20,484
Ω	Bandhan Bank Ltd.	77,514	147,830
	Bank of India	87,859	111,054
	Bank of Maharashtra	86,887	55,242
	Bannari Amman Sugars Ltd.	715	30,567
	BASF India Ltd.	1,446	82,512
	BEML Ltd.	3,138	140,620
	Bhansali Engineering Polymers Ltd.	32,989	43,612
	Bharat Bijlee Ltd.	1,034	34,657
	Bharat Forge Ltd.	2,085	27,580
	Bharat Heavy Electricals Ltd.	141,462	382,946
	Bharat Rasayan Ltd.	47	5,825
	Biocon Ltd.	29,653	131,626
	Birla Corp. Ltd.	5,943	92,574
	BirlaNu Ltd.	799	20,928
	Birlasoft Ltd.	27,719	122,607
*	Bluspring Enterprises Ltd.	11,307	11,358

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bombay Burmah Trading Co.	3,632	$78,164
*	Borosil Scientific Ltd.	1,599	2,985
	Bosch Ltd.	925	424,512
	Brigade Enterprises Ltd.	14,693	166,934
*	Brightcom Group Ltd.	196,745	30,792
	BSE Ltd.	24,030	661,588
	Can Fin Homes Ltd.	13,719	117,096
	Canara Bank	358,790	435,825
*	Capacit'e Infraprojects Ltd.	12,960	45,024
	Caplin Point Laboratories Ltd.	4,054	95,141
	Carborundum Universal Ltd.	2,630	27,939
	Care Ratings Ltd.	3,111	59,946
*	Cartrade Tech Ltd.	2,827	70,118
	CCL Products India Ltd.	7,811	76,061
	Ceat Ltd.	5,123	192,963
	Century Enka Ltd.	2,942	17,243
	Century Plyboards India Ltd.	2,114	17,686
	Chambal Fertilisers & Chemicals Ltd.	29,578	173,820
	Cholamandalam Financial Holdings Ltd.	15,121	322,863
	Cholamandalam Investment & Finance Co. Ltd.	2,377	38,762
	CIE Automotive India Ltd.	20,010	91,493
*	Cigniti Technologies Ltd.	1,547	29,197
	Cipla Ltd.	2,237	39,440
	City Union Bank Ltd.	66,775	161,985
	CMS Info Systems Ltd.	14,556	75,994
Ω	Cochin Shipyard Ltd.	19,212	385,129
	Container Corp. of India Ltd.	50,413	330,817
	Coromandel International Ltd.	17,834	541,002
	Cosmo First Ltd.	2,466	28,238
	CreditAccess Grameen Ltd.	8,071	113,707
*	CSB Bank Ltd.	13,783	65,889
	Cummins India Ltd.	1,676	67,807
	Cyient Ltd.	10,301	140,608
	Dalmia Bharat Ltd.	13,110	331,724
	Dalmia Bharat Sugar & Industries Ltd.	1,619	6,794
	DB Corp. Ltd.	6,805	20,851
	DCB Bank Ltd.	57,328	87,540
		Shares	Value»
INDIA — (Continued)
	DCM Shriram Ltd.	5,586	$90,690
*	DCW Ltd.	20,413	17,806
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	147,187
	Deepak Nitrite Ltd.	3,617	76,021
*	Delhivery Ltd.	38,958	189,065
	Delta Corp. Ltd.	17,415	16,818
*	Dhani Services Ltd.	45,884	31,963
	Dhanuka Agritech Ltd.	1,649	35,819
*	Digitide Solutions Ltd.	11,307	29,874
Ω	Dilip Buildcon Ltd.	2,926	15,956
*	Dishman Carbogen Amcis Ltd.	4,884	14,010
	Dodla Dairy Ltd.	745	10,824
	Dr. Reddy's Laboratories Ltd., ADR	16,137	229,468
*	Dwarikesh Sugar Industries Ltd.	25,289	12,124
	eClerx Services Ltd.	3,096	132,687
	Edelweiss Financial Services Ltd.	91,879	107,055
*	EID Parry India Ltd.	13,557	189,232
	EIH Ltd.	16,018	68,588
	Electrosteel Castings Ltd.	67,971	85,821
*	Embassy Developments Ltd.	91,110	109,122
Ω	Endurance Technologies Ltd.	4,098	118,702
	Engineers India Ltd.	54,368	131,576
	Epigral Ltd.	2,451	56,350
	EPL Ltd.	16,493	41,813
Ω	Equitas Small Finance Bank Ltd.	64,024	43,008
Ω	Eris Lifesciences Ltd.	5,181	106,875
	Escorts Kubota Ltd.	7,272	279,315
*	Eureka Forbes Ltd.	4,449	28,298
	Exide Industries Ltd.	67,801	295,646
	FDC Ltd.	8,552	46,391
	Federal Bank Ltd.	298,315	689,676
	FIEM Industries Ltd.	2,550	55,635
*	Fino Payments Bank Ltd.	2,776	8,420
	Finolex Cables Ltd.	10,965	110,146
	Finolex Industries Ltd.	45,245	104,728
	Firstsource Solutions Ltd.	40,640	157,770
	Force Motors Ltd.	534	103,156
	Fortis Healthcare Ltd.	67,232	655,146
	Gabriel India Ltd.	14,644	172,121

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GAIL India Ltd. (GAIL IN)	60,425	$121,639
	Galaxy Surfactants Ltd.	1,265	38,321
	Ganesh Housing Corp. Ltd.	2,074	21,218
	Ganesha Ecosphere Ltd.	871	14,681
	Garware Technical Fibres Ltd.	6,175	63,784
	Gateway Distriparks Ltd.	53,007	42,693
	GHCL Ltd.	12,047	81,806
	GHCL Textiles Ltd.	12,047	12,033
	GIC Housing Finance Ltd.	4,685	9,956
Ω	Gland Pharma Ltd.	1,126	26,305
	Glenmark Pharmaceuticals Ltd.	25,269	607,672
	Godawari Power & Ispat Ltd.	29,870	65,680
	Godfrey Phillips India Ltd.	2,269	235,545
Ω	Godrej Agrovet Ltd.	5,663	54,522
*	Godrej Industries Ltd.	12,487	160,688
	Granules India Ltd.	23,190	125,011
	Graphite India Ltd.	13,925	90,630
	Grauer & Weil India Ltd.	13,172	15,088
	Great Eastern Shipping Co. Ltd.	17,366	185,191
	Greaves Cotton Ltd.	10,604	27,174
	Greenlam Industries Ltd.	2,510	6,717
	Greenpanel Industries Ltd.	7,462	24,872
	Greenply Industries Ltd.	3,563	13,045
	Gujarat Alkalies & Chemicals Ltd.	4,036	26,707
	Gujarat Ambuja Exports Ltd.	22,550	28,105
	Gujarat Fluorochemicals Ltd.	3,294	133,866
	Gujarat Mineral Development Corp. Ltd.	17,056	76,269
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	70,610
	Gujarat Pipavav Port Ltd.	41,924	75,205
		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	$74,765
	Gujarat State Petronet Ltd.	48,339	172,770
	Gulf Oil Lubricants India Ltd.	1,818	24,894
	Happiest Minds Technologies Ltd.	4,925	33,962
*	Hathway Cable & Datacom Ltd.	78,059	13,301
	HBL Engineering Ltd.	11,243	75,142
*	HealthCare Global Enterprises Ltd.	5,478	38,812
	HEG Ltd.	13,190	85,519
	HeidelbergCement India Ltd.	9,938	24,060
	Heritage Foods Ltd.	14,892	80,464
	Hero MotoCorp Ltd. (HMCL IN)	9,901	478,641
	HFCL Ltd.	136,955	118,028
	HG Infra Engineering Ltd.	2,995	35,378
	Hikal Ltd.	4,944	18,179
	Himadri Speciality Chemical Ltd.	40,762	218,903
	Himatsingka Seide Ltd.	4,826	7,642
	Hinduja Global Solutions Ltd.	1,427	9,341
Ω	Home First Finance Co. India Ltd.	1,568	21,550
	Honda India Power Products Ltd.	495	16,217
	Huhtamaki India Ltd.	3,724	9,322
Ω	ICICI Lombard General Insurance Co. Ltd.	6,129	134,504
	ICRA Ltd.	640	48,205
*	IDFC First Bank Ltd.	828,466	647,383
	IIFL Capital Services Ltd.	10,171	36,717
*	IIFL Finance Ltd.	37,191	199,059
*	India Cements Ltd.	13,703	56,910
	India Glycols Ltd.	2,660	51,562
	Indian Bank	44,284	313,247
Ω	Indian Railway Finance Corp. Ltd.	152,813	221,845
	Indo Count Industries Ltd.	9,730	29,950
*	Indus Towers Ltd.	28,255	116,012
*	Infibeam Avenues Ltd.	226,240	36,951
	Info Edge India Ltd.	32,875	519,056
*	Inox Wind Ltd.	9,959	16,984

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Intellect Design Arena Ltd.	9,038	$104,690
	Ipca Laboratories Ltd.	19,348	324,675
Ω	IRCON International Ltd.	61,167	122,476
	ISGEC Heavy Engineering Ltd.	2,819	35,155
	ITD Cementation India Ltd.	21,907	193,805
	J Kumar Infraprojects Ltd.	8,134	65,313
	Jagran Prakashan Ltd.	20,306	16,872
	Jai Corp. Ltd.	2,814	3,529
	Jammu & Kashmir Bank Ltd.	59,754	70,725
	Jamna Auto Industries Ltd.	26,376	27,706
	JB Chemicals & Pharmaceuticals Ltd.	1,201	24,336
	Jindal Saw Ltd.	73,248	175,858
	Jindal Stainless Ltd.	67,116	528,206
	Jindal Steel & Power Ltd.	48,771	534,686
	JK Cement Ltd.	4,807	364,039
	JK Lakshmi Cement Ltd.	9,249	102,452
	JK Paper Ltd.	13,452	54,483
	JK Tyre & Industries Ltd.	16,774	63,871
	JM Financial Ltd.	85,680	153,289
	JSW Energy Ltd.	49,563	291,534
	JTEKT India Ltd.	11,048	16,213
	Jubilant Ingrevia Ltd.	16,322	143,831
	Jubilant Pharmova Ltd.	12,752	173,187
*	Just Dial Ltd.	2,955	28,159
	Jyothy Labs Ltd.	16,518	63,084
	Kajaria Ceramics Ltd.	1,541	20,675
	Kalpataru Projects International Ltd.	11,825	154,110
	Kalyani Steels Ltd.	5,570	56,279
	Kansai Nerolac Paints Ltd.	25,838	72,173
	Karnataka Bank Ltd.	66,443	136,524
	Karur Vysya Bank Ltd.	70,147	212,122
	Kaveri Seed Co. Ltd.	2,474	31,224
	KCP Ltd.	12,677	29,244
	KDDL Ltd.	114	3,485
	KEC International Ltd.	15,776	154,160
	KEI Industries Ltd.	1,069	46,637
		Shares	Value»
INDIA — (Continued)
	Kennametal India Ltd.	656	$16,175
	Kewal Kiran Clothing Ltd.	1,817	11,466
	Keystone Realtors Ltd.	1,470	10,355
	Kirloskar Brothers Ltd.	5,543	123,669
	Kirloskar Ferrous Industries Ltd.	6,216	42,677
	Kirloskar Oil Engines Ltd.	10,741	109,739
	Kirloskar Pneumatic Co. Ltd.	2,651	39,729
	Kitex Garments Ltd.	3,573	9,162
	KNR Constructions Ltd.	19,028	46,172
	Kovai Medical Center & Hospital Ltd.	977	69,807
	KPR Mill Ltd.	10,562	136,760
	KRBL Ltd.	9,467	41,458
	Krsnaa Diagnostics Ltd.	1,854	18,123
	KSB Ltd.	6,625	63,858
	L&T Finance Ltd.	125,185	287,144
	LA Opala RG Ltd.	3,233	10,149
Ω	Laurus Labs Ltd.	5,430	53,969
	Laxmi Organic Industries Ltd.	6,278	14,561
	LG Balakrishnan & Bros Ltd.	4,876	70,169
	LIC Housing Finance Ltd.	52,307	348,281
	Linde India Ltd.	621	46,258
	LMW Ltd.	473	81,376
	LT Foods Ltd.	25,353	140,032
	Lumax Auto Technologies Ltd.	4,144	51,226
	Lumax Industries Ltd.	360	16,169
	Lupin Ltd.	29,069	634,016
	LUX Industries Ltd.	482	7,535
	Maharashtra Scooters Ltd.	720	130,377
	Maharashtra Seamless Ltd.	9,160	73,424
	Mahindra & Mahindra Financial Services Ltd.	94,550	276,046
	Mahindra Lifespace Developers Ltd.	16,834	71,649
Ω	Mahindra Logistics Ltd.	4,503	17,231
	Maithan Alloys Ltd.	646	8,078
*	Man Industries India Ltd.	4,449	22,566

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Man Infraconstruction Ltd.	20,147	$39,913
	Manappuram Finance Ltd.	86,581	249,514
	Marksans Pharma Ltd.	51,545	132,655
Ω	MAS Financial Services Ltd.	8,817	30,986
	Mastek Ltd.	2,382	65,698
	Mayur Uniquoters Ltd.	2,174	13,705
	Mazagon Dock Shipbuilders Ltd.	4,412	138,428
*	Medplus Health Services Ltd.	3,246	34,469
*	Meghmani Organics Ltd.	26,079	29,341
	Minda Corp. Ltd.	10,408	58,782
Ω	Mishra Dhatu Nigam Ltd.	11,441	51,359
	MM Forgings Ltd.	2,438	9,512
	MOIL Ltd.	10,893	42,445
	Monte Carlo Fashions Ltd.	1,697	11,209
*	Morepen Laboratories Ltd.	76,735	50,931
	Motilal Oswal Financial Services Ltd.	26,176	270,989
	Mphasis Ltd.	10,099	319,293
	MRF Ltd.	327	550,787
	Muthoot Finance Ltd.	19,462	580,126
	Natco Pharma Ltd.	13,343	144,748
	National Aluminium Co. Ltd.	131,702	276,169
	Nava Ltd.	24,941	178,437
	Navneet Education Ltd.	13,541	22,873
	NCC Ltd.	75,278	185,668
	NESCO Ltd.	3,096	48,662
	Neuland Laboratories Ltd.	878	133,240
	NIIT Learning Systems Ltd.	11,898	43,096
	NIIT Ltd.	11,898	15,549
	Nilkamal Ltd.	1,015	19,479
Ω	Nippon Life India Asset Management Ltd.	11,787	108,593
	NMDC Ltd.	435,198	349,344
*	NMDC Steel Ltd.	99,766	41,572
	NOCIL Ltd.	20,106	42,470
	NRB Bearings Ltd.	5,264	17,146
	Nucleus Software Exports Ltd.	803	9,664
	Nuvama Wealth Management Ltd.	1,025	84,287
		Shares	Value»
INDIA — (Continued)
	Oberoi Realty Ltd.	18,904	$349,271
	One 97 Communications Ltd.	19,589	242,443
*	Onesource Specialty Pharma Ltd.	6,857	153,808
	Oracle Financial Services Software Ltd.	1,172	112,235
	Orient Cement Ltd.	14,411	40,566
	Oriental Hotels Ltd.	9,781	15,920
	Paisalo Digital Ltd.	74,660	26,319
	Panama Petrochem Ltd.	4,921	20,377
	Patanjali Foods Ltd.	11,983	253,748
*	Patel Engineering Ltd.	53,331	22,602
*	PC Jeweller Ltd.	554,610	97,734
	PCBL Chemical Ltd.	5,140	22,832
*	Pennar Industries Ltd.	6,497	17,622
	Persistent Systems Ltd.	776	45,293
	Petronet LNG Ltd.	133,201	436,162
	PG Electroplast Ltd.	10,950	101,305
	Phoenix Mills Ltd.	27,594	465,988
	PI Industries Ltd.	7,001	337,958
	Piramal Enterprises Ltd.	17,803	256,125
	Piramal Pharma Ltd.	78,799	175,998
	PIX Transmissions Ltd.	265	4,529
*Ω	PNB Housing Finance Ltd.	16,208	181,497
	PNC Infratech Ltd.	17,023	60,090
	Pokarna Ltd.	1,954	20,662
	Polyplex Corp. Ltd.	2,859	36,243
*	Poonawalla Fincorp Ltd.	32,873	159,329
	Power Finance Corp. Ltd.	129,145	601,738
	Power Mech Projects Ltd.	1,572	55,899
	Praj Industries Ltd.	4,375	23,148
	Prakash Industries Ltd.	12,834	25,662
Ω	Prataap Snacks Ltd.	1,973	21,869
	Prestige Estates Projects Ltd.	26,383	487,003
*	Pricol Ltd.	18,565	91,043
*	Prism Johnson Ltd.	45,272	78,644
	Privi Speciality Chemicals Ltd.	741	21,648
*	PSP Projects Ltd.	1,063	9,082
*	PTC India Financial Services Ltd.	31,087	14,716
	PTC India Ltd.	49,707	108,472
*	Puravankara Ltd.	7,743	25,384

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	PVR Inox Ltd.	7,668	$87,253
Ω	Quess Corp. Ltd.	11,307	38,196
	Radico Khaitan Ltd.	657	20,423
	Rain Industries Ltd.	35,316	62,888
	Rallis India Ltd.	10,770	45,888
	Ramco Cements Ltd.	16,711	222,209
	Ramco Industries Ltd.	6,510	21,727
*	Ramco Systems Ltd.	2,857	12,451
	Ramkrishna Forgings Ltd.	6,538	43,291
*	Ramky Infrastructure Ltd.	1,161	7,729
	Rane Holdings Ltd.	1,439	24,880
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	39,342
	Ratnamani Metals & Tubes Ltd.	1,125	33,825
*	Raymond Lifestyle Ltd.	4,978	64,818
*	Raymond Ltd.	6,223	47,350
*	Raymond Realty Ltd.	6,223	49,017
Ω	RBL Bank Ltd.	76,650	232,231
	REC Ltd.	52,473	235,141
	Redington Ltd.	100,750	286,961
	Redtape Ltd.	12,120	17,745
*	Reliance Power Ltd.	456,424	272,373
*	Religare Enterprises Ltd.	12,051	36,669
	Repco Home Finance Ltd.	8,101	37,462
	Responsive Industries Ltd.	4,608	11,440
	RITES Ltd.	14,980	43,674
	Rossari Biotech Ltd.	1,951	15,762
	Sagar Cements Ltd.	4,388	12,233
	Saksoft Ltd.	283	673
	Sammaan Capital Ltd.	24,313	34,953
	Samvardhana Motherson International Ltd.	119,208	131,206
	Sandhar Technologies Ltd.	1,690	9,364
	Sanghvi Movers Ltd.	4,064	12,452
Ω	Sansera Engineering Ltd.	2,696	40,592
	Sarda Energy & Minerals Ltd.	14,770	74,921
	Saregama India Ltd.	5,067	27,849
	Sasken Technologies Ltd.	747	12,585
*	Satin Creditcare Network Ltd.	4,026	6,648
	Savita Oil Technologies Ltd.	2,310	10,510
*	SBFC Finance Ltd.	13,226	15,727
		Shares	Value»
INDIA — (Continued)
	SBI Cards & Payment Services Ltd.	14,607	$134,389
	Schaeffler India Ltd.	1,175	55,055
*	SEPC Ltd.	67,936	8,167
	Seshasayee Paper & Boards Ltd.	5,576	17,359
*Ω	SH Kelkar & Co. Ltd.	5,846	17,072
	Shakti Pumps India Ltd.	5,610	56,881
	Sharda Cropchem Ltd.	3,090	39,752
	Sharda Motor Industries Ltd.	1,426	16,913
*	Sheela Foam Ltd.	2,041	15,516
*	Shilpa Medicare Ltd.	6,393	63,469
	Shipping Corp. of India Land & Assets Ltd.	25,479	14,565
	Shipping Corp. of India Ltd.	25,479	62,486
	Shree Cement Ltd.	101	35,232
	Shriram Finance Ltd.	137,267	984,600
	Shriram Pistons & Rings Ltd.	441	12,045
*	SIS Ltd.	5,637	24,861
	Siyaram Silk Mills Ltd.	3,403	24,243
	SJS Enterprises Ltd.	2,570	35,776
	Sobha Ltd.	8,336	151,467
	Solar Industries India Ltd.	390	62,425
	Somany Ceramics Ltd.	2,041	12,541
	South Indian Bank Ltd.	528,161	178,130
	SRF Ltd.	4,083	141,038
*	Star Cement Ltd.	15,455	42,155
*	Star Health & Allied Insurance Co. Ltd.	15,235	76,705
	Steel Authority of India Ltd.	206,149	290,614
*	Sterlite Technologies Ltd.	22,270	30,238
	STL Networks Ltd.	22,270	6,574
	Strides Pharma Science Ltd.	13,715	135,896
*	Stylam Industries Ltd.	577	11,406
	Styrenix Performance Materials Ltd.	507	16,768
	Subros Ltd.	4,472	43,445
	Sudarshan Chemical Industries Ltd.	3,908	63,497
	Sun TV Network Ltd.	15,404	98,695
	Sundaram Finance Ltd.	9,828	519,396

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundram Fasteners Ltd.	6,828	$77,083
*	Sunflag Iron & Steel Co. Ltd.	4,493	14,613
	Sunteck Realty Ltd.	7,768	34,772
	Suprajit Engineering Ltd.	9,611	50,170
	Supreme Petrochem Ltd.	8,621	76,967
	Supriya Lifescience Ltd.	1,319	9,907
	Surya Roshni Ltd.	14,724	54,980
Ω	Syngene International Ltd.	154	1,243
	Tamil Nadu Newsprint & Papers Ltd.	11,562	21,066
	Tamilnad Mercantile Bank Ltd.	5,813	30,316
*	TARC Ltd.	9,361	19,650
	Tata Chemicals Ltd.	25,676	286,943
	Tata Consumer Products Ltd.	87,288	1,065,487
	Tata Steel Ltd.	22,494	40,232
	TD Power Systems Ltd.	6,975	40,349
*	TeamLease Services Ltd.	1,113	23,212
	Techno Electric & Engineering Co. Ltd.	10,979	180,448
	Texmaco Rail & Engineering Ltd.	50,683	84,432
	Thirumalai Chemicals Ltd.	15,759	53,372
	Thomas Cook India Ltd.	26,493	50,757
	Time Technoplast Ltd.	25,514	135,270
	Titagarh Rail System Ltd.	8,467	82,710
	Tourism Finance Corp. of India Ltd.	8,527	28,670
	TransIndia Real Estate Ltd.	7,469	2,799
	Transport Corp. of India Ltd.	4,427	58,983
	Trident Ltd.	167,972	57,510
	Triveni Engineering & Industries Ltd.	10,691	41,591
	TTK Prestige Ltd.	5,007	36,006
	TVS Srichakra Ltd.	777	26,571
	Uflex Ltd.	6,902	46,499
*	Ugro Capital Ltd.	14,312	27,663
Ω	Ujjivan Small Finance Bank Ltd.	84,580	42,683
		Shares	Value»
INDIA — (Continued)
*	Unichem Laboratories Ltd.	3,734	$26,712
	Union Bank of India Ltd.	178,021	264,664
*	UPL Ltd.	88,851	688,826
	Usha Martin Ltd.	30,875	131,927
	UTI Asset Management Co. Ltd.	6,565	98,961
*	VA Tech Wabag Ltd.	5,913	106,233
	Vaibhav Global Ltd.	6,445	16,567
*	Valor Estate Ltd.	14,432	30,270
	Vardhman Textiles Ltd.	16,925	83,761
*Ω	Varroc Engineering Ltd.	5,366	32,638
	Vedanta Ltd.	7,746	37,320
	Veedol Corporation Ltd.	415	7,830
	Vesuvius India Ltd.	12,920	76,020
	Vindhya Telelinks Ltd.	1,897	34,011
*	VL E-Governance & IT Solutions Ltd.	8,458	4,260
*	Vodafone Idea Ltd.	1,094,486	85,931
	Voltamp Transformers Ltd.	664	66,311
	Voltas Ltd.	20,377	305,819
	VRL Logistics Ltd.	2,989	21,017
	VST Industries Ltd.	7,876	25,317
	VST Tillers Tractors Ltd.	516	26,770
	Welspun Corp. Ltd.	18,515	196,202
	Welspun Enterprises Ltd.	13,957	78,063
	Welspun Living Ltd.	45,005	65,130
	West Coast Paper Mills Ltd.	7,697	46,603
	Whirlpool of India Ltd.	3,307	50,119
*	Wockhardt Ltd.	8,985	170,162
	Wonderla Holidays Ltd.	2,231	16,088
*	Yes Bank Ltd.	1,907,569	410,020
	Zee Entertainment Enterprises Ltd.	40,324	54,301
	Zensar Technologies Ltd.	17,247	158,640
	Zydus Lifesciences Ltd.	29,418	322,035
	Zydus Wellness Ltd.	2,377	54,773
TOTAL INDIA			54,784,701
INDONESIA — (1.4%)
	ABM Investama Tbk. PT	133,400	23,814

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Alamtri Resources Indonesia Tbk. PT	1,302,700	$146,029
	Aneka Tambang Tbk. PT	1,617,300	279,850
	Aspirasi Hidup Indonesia Tbk. PT	1,819,000	51,929
	Astra Agro Lestari Tbk. PT	86,500	35,756
	Astra Otoparts Tbk. PT	103,700	13,543
	Bank BTPN Syariah Tbk. PT	780,100	66,676
	Bank Maybank Indonesia Tbk. PT	1,350,600	16,921
*	Bank Neo Commerce Tbk. PT	1,758,600	25,842
	Bank OCBC Nisp Tbk. PT	547,400	44,188
*	Bank Pan Indonesia Tbk. PT	629,400	42,792
	Bank Tabungan Negara Persero Tbk. PT	716,765	48,303
	BFI Finance Indonesia Tbk. PT	1,306,700	60,654
	BISI International Tbk. PT	273,900	15,379
*	Buana Lintas Lautan Tbk. PT	3,151,400	25,849
*	Bukalapak.com Tbk. PT	6,859,000	62,801
	Bukit Asam Tbk. PT	655,800	96,285
	Buma Internasional Grup Tbk. PT	1,421,800	31,386
*	Bumi Resources Minerals Tbk. PT	5,837,800	152,007
*	Bumi Serpong Damai Tbk. PT	853,100	40,866
	Ciputra Development Tbk. PT	1,814,500	101,064
	Dayamitra Telekomunikasi PT	3,193,800	112,590
	Dharma Satya Nusantara Tbk. PT	248,300	20,715
	Elang Mahkota Teknologi Tbk. PT	2,005,600	75,808
	Elnusa Tbk. PT	809,300	23,989
*	Energi Mega Persada Tbk. PT	2,098,800	75,148
	Erajaya Swasembada Tbk. PT	1,727,000	50,987
	ESSA Industries Indonesia Tbk. PT	288,400	11,013
	Gajah Tunggal Tbk. PT	227,100	14,464
	Indah Kiat Pulp & Paper Tbk. PT	260,000	107,102
		Shares	Value»
INDONESIA — (Continued)
	Indika Energy Tbk. PT	295,500	$24,044
	Indo Tambangraya Megah Tbk. PT	63,900	89,160
	Indocement Tunggal Prakarsa Tbk. PT	247,400	78,716
	Indofood Sukses Makmur Tbk. PT	732,100	378,024
	Japfa Comfeed Indonesia Tbk. PT	971,600	94,090
*	Kawasan Industri Jababeka Tbk. PT	3,322,300	38,147
*	Lippo Karawaci Tbk. PT	5,481,400	27,609
	Medco Energi Internasional Tbk. PT	1,673,840	130,488
*	Media Nusantara Citra Tbk. PT	1,220,400	18,666
*	Merdeka Battery Materials Tbk. PT	3,971,000	115,149
	Mitra Pinasthika Mustika Tbk. PT	335,600	19,466
*	MNC Land Tbk. PT	10,863,100	111,413
	Pabrik Kertas Tjiwi Kimia Tbk. PT	290,400	108,099
	Pakuwon Jati Tbk. PT	2,166,500	46,303
*	Panin Financial Tbk. PT	2,425,400	37,350
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	49,374
	Puradelta Lestari Tbk. PT	2,071,600	17,355
*††	Rimo International Lestari Tbk. PT	3,228,000	0
	Salim Ivomas Pratama Tbk. PT	780,700	31,780
	Sampoerna Agro Tbk. PT	77,700	14,150
	Samudera Indonesia Tbk. PT	1,589,000	31,634
	Sarana Menara Nusantara Tbk. PT	2,067,400	76,522
	Semen Indonesia Persero Tbk. PT	451,542	67,254
	Siloam International Hospitals Tbk. PT	41,300	5,295
*††	Sri Rejeki Isman Tbk. PT	1,753,600	2,917
	Surya Citra Media Tbk. PT	3,616,900	40,476
	Surya Semesta Internusa Tbk. PT	1,042,000	164,203

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Tempo Scan Pacific Tbk. PT	82,400	$10,995
	Timah Tbk. PT	493,000	30,172
*††	Trada Alam Minera Tbk. PT	2,672,100	0
	Trias Sentosa Tbk. PT	153,900	4,611
	Trimegah Bangun Persada Tbk. PT	1,230,800	53,429
	Triputra Agro Persada PT	966,300	85,052
	Tunas Baru Lampung Tbk. PT	536,000	26,044
	United Tractors Tbk. PT	32,400	47,476
	Vale Indonesia Tbk. PT	418,140	87,436
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,591
	XLSMART Telecom Sejahtera Tbk. PT	852,013	130,391
TOTAL INDONESIA			4,169,631
KUWAIT — (0.8%)
	A'ayan Leasing & Investment Co. KSCP	143,965	84,689
	Agility Public Warehousing Co. KSC	216,529	100,948
	Al Ahli Bank of Kuwait KSCP	168,189	165,144
*	Alimtiaz Investment Group KSC	341,571	54,250
	Arzan Financial Group for Financing & Investment KPSC	60,996	58,874
*	Asiya Capital Investments Co. KSCP	97,686	14,166
	Boubyan Petrochemicals Co. KSCP	58,356	123,196
	Burgan Bank SAK	223,703	182,388
	Commercial Facilities Co. SAKP	27,850	21,227
	Gulf Bank KSCP	342,702	378,582
	Gulf Cables & Electrical Industries Group Co. KSCP	388	2,657
	Kuwait Cement Co. KSC	50,992	58,256
	Kuwait Financial Centre SAK	32,308	15,905
		Shares	Value»
KUWAIT — (Continued)
	Kuwait Insurance Co. SAK	15,388	$26,337
	Kuwait International Bank KSCP	158,516	143,137
	Kuwait Investment Co. SAK	38,322	25,892
	Mobile Telecommunications Co. KSCP	16,786	29,141
	National Industries Group Holding SAK	329,155	265,016
	National Investments Co. KSCP	92,515	74,171
*	Warba Bank KSCP	430,422	389,300
TOTAL KUWAIT			2,213,276
MALAYSIA — (1.6%)
	Able Global Bhd.	30,900	10,832
	Aeon Co. M Bhd.	96,000	28,993
#	AEON Credit Service M Bhd.	23,400	28,226
*	AFFIN Bank Bhd.	125,276	69,758
	Ajinomoto Malaysia Bhd.	4,200	12,643
#	Alliance Bank Malaysia Bhd.	164,741	173,125
	Allianz Malaysia Bhd.	10,500	42,836
	AME Elite Consortium Bhd.	28,400	10,027
	AMMB Holdings Bhd. (AMM MK)	99,400	117,450
#	Bank Islam Malaysia Bhd.	127,300	66,748
	Batu Kawan Bhd.	16,200	71,488
#*	Berjaya Corp. Bhd.	493,544	32,346
*	Berjaya Land Bhd.	124,900	8,151
#*	Bumi Armada Bhd.	507,900	52,282
	Cahya Mata Sarawak Bhd.	118,100	34,118
	Chin Teck Plantations Bhd.	5,500	12,632
#	Dayang Enterprise Holdings Bhd.	106,300	45,720
#	Dialog Group Bhd.	192,400	78,703
#	Duopharma Biotech Bhd.	117,952	36,465
#	Eastern & Oriental Bhd.	114,400	22,308
	Eco World Development Group Bhd.	136,900	65,136
#*	Ekovest Bhd.	383,500	37,142
	FAR East Holdings Bhd.	1,400	1,241
	Gamuda Bhd.	579,362	699,287

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Genting Bhd.	280,500	$205,240
#	Genting Malaysia Bhd.	341,400	156,174
	Genting Plantations Bhd.	28,400	32,633
#	Hap Seng Plantations Holdings Bhd.	27,100	12,240
	Hartalega Holdings Bhd.	93,600	31,960
	Hiap Teck Venture Bhd.	218,100	15,256
	Hibiscus Petroleum Bhd.	80,759	29,474
	Hong Leong Industries Bhd.	10,000	30,604
	IGB Bhd.	61,123	44,736
	IJM Corp. Bhd.	291,100	193,880
	IOI Properties Group Bhd.	252,700	125,188
#	Jaya Tiasa Holdings Bhd.	113,300	31,984
#	Keck Seng Malaysia Bhd.	19,600	24,747
	Kerjaya Prospek Group Bhd.	39,200	18,668
#	Kossan Rubber Industries Bhd.	103,800	33,240
	Kretam Holdings Bhd.	133,900	22,043
#*	KSL Holdings Bhd.	54,000	20,438
	LBS Bina Group Bhd.	99,500	10,802
#	Leong Hup International Bhd.	128,600	18,181
	LPI Capital Bhd.	4,100	13,933
	Magni-Tech Industries Bhd.	19,900	9,818
	Magnum Bhd.	111,814	35,350
	Mah Sing Group Bhd.	277,700	75,535
	Malayan Cement Bhd.	31,300	41,057
#	Malayan Flour Mills Bhd.	227,800	30,917
	Malaysia Smelting Corp. Bhd.	35,800	9,684
#	Malaysian Pacific Industries Bhd.	3,900	18,265
	Malaysian Resources Corp. Bhd.	291,800	36,343
#	Matrix Concepts Holdings Bhd.	177,975	55,730
#	MBM Resources Bhd.	38,200	41,142
#	MBSB Bhd.	368,973	59,109
	Mega First Corp. Bhd.	74,000	62,782
		Shares	Value»
MALAYSIA — (Continued)
	Mi Technovation Bhd.	70,500	$33,252
	MKH Bhd.	39,000	9,656
	MNRB Holdings Bhd.	50,800	21,968
*	Muhibbah Engineering M Bhd.	69,100	9,291
#	OCK Group Bhd.	106,700	10,352
	Oriental Holdings Bhd.	46,900	74,522
#	OSK Holdings Bhd.	292,199	89,449
	Pantech Group Holdings Bhd.	62,800	9,974
#	Perak Transit Bhd.	99,100	16,019
#	RCE Capital Bhd.	98,200	23,654
#	Sarawak Oil Palms Bhd.	41,700	32,674
	Scientex Bhd.	87,100	66,468
	Sime Darby Bhd.	306,700	116,916
#	Sime Darby Property Bhd.	436,300	151,207
	SKP Resources Bhd.	103,400	22,800
	SP Setia Bhd. Group	311,299	81,373
	Sunway Bhd.	27,723	30,637
#	Syarikat Takaful Malaysia Keluarga Bhd.	26,900	20,133
	Ta Ann Holdings Bhd.	59,700	53,786
*	Top Glove Corp. Bhd.	302,500	48,431
*	Tropicana Corp. Bhd.	104,013	28,959
	TSH Resources Bhd.	116,400	31,807
#	UEM Sunrise Bhd.	241,800	42,149
	Unisem M Bhd.	62,700	34,038
	United Malacca Bhd.	28,200	35,323
	United Plantations Bhd.	8,550	43,380
	UOA Development Bhd.	33,400	13,766
	Velesto Energy Bhd.	502,700	21,180
	VS Industry Bhd.	398,059	74,549
#*	WCT Holdings Bhd.	129,750	23,758
	Yinson Holdings Bhd.	149,441	81,826
TOTAL MALAYSIA			4,658,107
MEXICO — (2.2%)
	Alpek SAB de CV	53,833	25,768
*	Axtel SAB de CV	75,248	9,374
#Ω	Banco del Bajio SA	108,947	244,864
#	Becle SAB de CV	19,488	24,421
	Cemex SAB de CV (CEMEXCPO MM)	549,733	479,650

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CX US), Sponsored ADR	156,566	$1,362,124
*	Cia Minera Autlan SAB de CV	18,124	6,850
*	Consorcio ARA SAB de CV	33,807	5,788
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	78,725	46,029
	Corp. Actinver SAB de CV	41,815	41,006
	Corporativo Fragua SAB de CV	7,267	212,636
	Cydsa SAB de CV	45,021	42,718
	El Puerto de Liverpool SAB de CV, Class C1	30,621	149,461
	GCC SAB de CV	20,343	190,199
	Genomma Lab Internacional SAB de CV, Class B	98,024	113,171
	Gentera SAB de CV	160,560	364,101
	Grupo Comercial Chedraui SA de CV	50,454	408,259
	Grupo Herdez SAB de CV	11,507	33,079
*	Grupo Hotelero Santa Fe SAB de CV	50,240	10,306
	Grupo Industrial Saltillo SAB de CV	47,197	37,277
#	Grupo Televisa SAB (TLEVICPO MM)	264,672	145,910
*Ω	Grupo Traxion SAB de CV	39,637	34,731
*	Industrias CH SAB de CV	11,679	105,244
*	Industrias Penoles SAB de CV	21,809	572,768
	KUO SAB de CV	21,555	50,845
#	La Comer SAB de CV	34,988	75,169
	Medica Sur SAB de CV	20,670	50,401
	Megacable Holdings SAB de CV	98,904	272,831
*Ω	Nemak SAB de CV	287,386	51,490
*	Ollamani SAB	16,167	40,295
	Operadora De Sites Mexicanos SAB de CV, Class A-1	50,230	43,427
		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. SAB de CV	23,823	$16,202
	Organizacion Cultiba SAB de CV	46,456	26,448
*	Organizacion Soriana SAB de CV, Class B	37,912	52,231
*	Promotora de Hoteles Norte 19 SAB de CV	47,518	12,065
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	263,758
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	29,776
#	Qualitas Controladora SAB de CV	12,657	114,695
	Regional SAB de CV	29,098	224,979
*	Vista Energy SAB de CV (VIST US), ADR	9,340	417,498
TOTAL MEXICO			6,407,844
PHILIPPINES — (0.5%)
*	8990 Holdings, Inc.	110,000	19,202
	Alliance Global Group, Inc.	409,300	54,061
	Asia United Bank Corp.	24,330	22,293
	Bloomberry Resorts Corp.	371,000	25,779
	China Banking Corp.	123,600	138,845
	Converge Information & Communications Technology Solutions, Inc.	148,700	45,503
	Cosco Capital, Inc.	281,900	33,727
	DMCI Holdings, Inc.	395,300	69,453
	DoubleDragon Corp.	73,400	12,198
	First Philippine Holdings Corp.	31,550	42,561
	GT Capital Holdings, Inc.	12,099	124,173
	JG Summit Holdings, Inc.	127,800	45,925
	LT Group, Inc.	268,800	60,186
	Megaworld Corp.	1,618,000	55,102
	Metropolitan Bank & Trust Co.	89,590	113,765
	Nickel Asia Corp.	497,000	19,129

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philcomsat Holdings Corp.	9,064	$16,621
	Philex Mining Corp.	326,000	31,493
	Philippine National Bank	50,900	54,996
	Puregold Price Club, Inc.	121,000	82,940
	RFM Corp.	109,000	7,741
	Rizal Commercial Banking Corp.	113,800	48,699
	Robinsons Retail Holdings, Inc.	34,900	22,742
	San Miguel Corp.	36,530	45,008
	Security Bank Corp.	44,520	57,926
	Union Bank of the Philippines	72,102	39,488
	Universal Robina Corp.	76,500	115,865
	Wilcon Depot, Inc.	76,800	13,169
TOTAL PHILIPPINES			1,418,590
POLAND — (1.5%)
	AB SA	2,333	58,545
*	Agora SA	8,438	20,738
	Alior Bank SA	18,231	491,195
	Apator SA	2,181	12,330
	ASBISc Enterprises PLC	7,050	51,136
	Asseco Poland SA	9,413	507,833
#	Auto Partner SA	10,696	57,044
	Bank Handlowy w Warszawie SA	6,390	186,326
*	Bank Millennium SA	62,100	241,520
*	Bank Ochrony Srodowiska SA	9,478	25,982
	BNPP Bank Polska SA	2,464	67,923
	Boryszew SA	19,241	31,010
*	Cognor Holding SA	35,478	66,131
#*	Cyfrowy Polsat SA	32,499	130,463
	Develia SA	71,240	158,756
*	Echo Investment SA	23,480	33,326
*	Enea SA	51,632	260,841
*	Fabryki Mebli Forte SA	1,537	11,588
*	Grupa Azoty SA	9,834	48,876
	Inter Cars SA	1,305	199,082
*	Jastrzebska Spolka Weglowa SA	12,092	75,685
#	KRUK SA	2,756	301,951
#*	Lubawa SA	10,808	25,686
*	Lubelski Wegiel Bogdanka SA	3,931	25,409
*	mBank SA	956	226,059
	Mirbud SA	7,385	29,357
	Newag SA	1,563	30,135
		Shares	Value»
POLAND — (Continued)
*	PGE Polska Grupa Energetyczna SA	136,110	$438,240
*	PKP Cargo SA	7,482	30,839
	Stalexport Autostrady SA	16,406	13,716
*	Tauron Polska Energia SA	202,440	449,069
	Torpol SA	1,241	12,955
	VRG SA	42,918	46,922
	Warsaw Stock Exchange	2,575	36,395
TOTAL POLAND			4,403,063
QATAR — (0.7%)
	Aamal Co.	288,708	65,227
	Al Khaleej Takaful Group QSC	22,072	14,667
	Alijarah Holding Co. QPSC	68,698	13,715
	Barwa Real Estate Co.	365,206	281,391
	Commercial Bank PSQC	207,951	279,293
	Doha Bank QPSC	477,581	320,913
	Doha Insurance Co. QSC	40,320	29,383
	Gulf International Services QSC	73,664	66,870
	Gulf Warehousing Co.	69,588	52,824
*	Mazaya Real Estate Development QPSC	177,975	30,073
	Mesaieed Petrochemical Holding Co.	212,975	79,174
	Qatar Industrial Manufacturing Co. QSC	41,774	29,496
	Qatar Insurance Co. SAQ	13,462	7,751
	Qatar National Cement Co. QSC	76,424	72,460
	Qatar Navigation QSC	159,233	473,993
	Salam International Investment Ltd. QSC	139,423	27,667
	United Development Co. QSC	355,663	100,794
TOTAL QATAR			1,945,691
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*,*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	16,505	$0
*††	RusHydro PJSC (RSHYY US), ADR	93,802	0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0
SAUDI ARABIA — (2.7%)
	Ades Holding Co.	28,853	96,784
*	Advanced Petrochemical Co.	22,702	187,552
	Al Babtain Power & Telecommunication Co.	10,425	155,801
	Al Hammadi Holding	13,583	131,192
	Al Hassan Ghazi Ibrahim Shaker Co.	6,437	45,991
	Al Jouf Agricultural Development Co.	2,562	29,073
*	Al Khaleej Training & Education Co.	4,677	30,494
	Al Yamamah Steel Industries Co.	2,366	21,716
	Alaseel Co.	33,740	34,288
	Al-Etihad Cooperative Insurance Co.	3,441	11,541
	AlJazira Takaful Ta'awuni Co.	5,611	19,054
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	47,794
	Almarai Co. JSC	2,786	35,532
	Alujain Corp.	6,757	65,957
	Arab National Bank	38,278	221,432
	Arabian Cement Co.	9,734	53,474
	Arabian Drilling Co.	4,651	92,839
*	Arabian Shield Cooperative Insurance Co.	7,822	30,790
	Arriyadh Development Co.	17,211	146,698
*	ARTEX Industrial Investment Co.	7,870	26,969
*	Bank Al-Jazira	113,053	377,626
	Bawan Co.	4,876	67,956
*	Chubb Arabia Cooperative Insurance Co.	178	1,567
	City Cement Co.	12,129	54,046
	Dallah Healthcare Co.	2,444	88,524
*	Dar Al Arkan Real Estate Development Co.	107,466	546,662
		Shares	Value»
SAUDI ARABIA — (Continued)
	Eastern Province Cement Co.	8,366	$61,508
	Etihad Etisalat Co.	63,978	1,043,139
*	Fitaihi Holding Group	32,900	28,741
	Gulf Insurance Group	4,659	30,615
*	Herfy Food Services Co.	3,314	22,147
*	Lumi Rental Co.	1,420	22,893
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	73,880
*	Middle East Healthcare Co.	6,562	98,368
*	Middle East Paper Co.	10,020	74,315
	Middle East Specialized Cables Co.	4,602	40,894
	Mobile Telecommunications Co. Saudi Arabia	83,887	232,387
*	Najran Cement Co.	16,879	36,554
*	National Agriculture Development Co.	18,985	103,936
	National Co. for Glass Industries	3,510	37,868
*	National Industrialization Co.	34,608	88,663
	Nayifat Finance Co.	13,593	46,784
	Northern Region Cement Co.	18,964	40,853
	Qassim Cement Co.	8,392	103,028
*	Rabigh Refining & Petrochemical Co.	62,895	119,087
	Riyadh Cement Co.	7,786	65,852
	Sahara International Petrochemical Co.	47,582	226,783
	Saudi Automotive Services Co.	1,423	19,508
	Saudi Cement Co.	11,842	120,732
*	Saudi Ceramic Co.	11,868	96,509
	Saudi Chemical Co. Holding	105,700	214,126
	Saudi Industrial Investment Group	59,706	285,695
	Saudi Investment Bank	122,976	471,212
*	Saudi Kayan Petrochemical Co.	88,160	107,228
*	Saudi Marketing Co.	2,001	8,940
	Saudi Paper Manufacturing Co.	2,289	33,650

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	$59,364
*	Saudi Public Transport Co.	10,417	37,072
*	Saudi Reinsurance Co.	8,310	100,574
*	Seera Group Holding	33,818	232,704
*	SHL Finance Co.	7,118	44,195
*	Sinad Holding Co.	15,831	45,421
	Southern Province Cement Co.	8,080	56,597
	Sustained Infrastructure Holding Co.	7,743	68,590
	Tabuk Cement Co.	8,849	24,596
*	Umm Al-Qura Cement Co.	2,850	11,851
	United International Transportation Co.	6,599	122,990
*	Walaa Cooperative Insurance Co.	10,029	37,296
	Yamama Cement Co.	20,244	177,272
	Yanbu Cement Co.	13,216	59,960
	Yanbu National Petrochemical Co.	30,795	250,170
TOTAL SAUDI ARABIA			7,905,899
SOUTH AFRICA — (2.9%)
	Adcock Ingram Holdings Ltd.	5,274	19,951
	AECI Ltd.	20,061	120,437
#	African Rainbow Minerals Ltd.	21,069	213,653
	Altron Ltd., Class A	27,408	31,685
	Aspen Pharmacare Holdings Ltd.	30,925	198,484
	Astral Foods Ltd.	4,382	41,732
	Barloworld Ltd.	29,629	189,174
*	Blue Label Telecoms Ltd.	90,389	80,873
	Caxton & CTP Publishers & Printers Ltd.	18,917	12,004
	Curro Holdings Ltd.	43,449	20,867
	DataTec Ltd.	54,265	177,813
	Discovery Ltd.	10,948	129,825
	Exxaro Resources Ltd.	40,973	357,490
	Foschini Group Ltd.	32,450	219,109
	Grindrod Ltd.	120,704	76,681
	Harmony Gold Mining Co. Ltd. (HAR SJ)	1,980	26,511
		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	45,957	$618,581
*	Impala Platinum Holdings Ltd.	131,153	1,239,585
	Investec Ltd.	24,846	182,447
	Invicta Holdings Ltd.	10,262	18,959
*	KAP Ltd.	538,761	54,989
	Kumba Iron Ore Ltd.	2,991	49,330
	Lewis Group Ltd.	10,591	45,534
	Life Healthcare Group Holdings Ltd.	174,767	128,374
	Merafe Resources Ltd.	128,568	8,694
	Momentum Group Ltd.	162,972	308,821
	Motus Holdings Ltd.	26,855	137,309
	Mpact Ltd.	21,681	29,641
	Nedbank Group Ltd.	16,004	218,398
	Northam Platinum Holdings Ltd.	55,523	637,781
	Oceana Group Ltd.	14,664	42,059
	Old Mutual Ltd. (OMU SJ)	750,515	526,363
	Omnia Holdings Ltd.	28,775	124,708
Ω	Pepkor Holdings Ltd.	337,569	506,946
	PPC Ltd.	214,288	59,933
	Raubex Group Ltd.	23,054	57,014
	RCL Foods Ltd.	30,615	16,771
	Reunert Ltd.	30,131	92,433
	Sappi Ltd.	47,558	72,075
*	Sasol Ltd. (SOL SJ)	9,017	46,384
*	Sibanye Stillwater Ltd. (SSW SJ)	386,147	812,177
	Southern Sun Ltd.	134,884	70,054
*	SPAR Group Ltd.	4,910	28,874
	Super Group Ltd.	64,358	57,014
*	Telkom SA SOC Ltd.	47,881	155,601
	Thungela Resources Ltd. (TGA SJ)	5,227	26,613
#	Tsogo Sun Ltd.	75,726	28,747
	We Buy Cars Holdings Ltd.	21,753	68,905
	Wilson Bayly Holmes-Ovcon Ltd.	5,583	53,142
	Zeda Ltd.	33,706	23,582
TOTAL SOUTH AFRICA			8,464,127
SOUTH KOREA — (11.6%)
	Advanced Process Systems Corp.	2,143	27,766
	Aekyung Industrial Co. Ltd.	2,040	24,255
*	Agabang & Co.	4,166	16,195

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ajin Industrial Co. Ltd.	5,158	$10,291
*	ALUKO Co. Ltd.	8,599	14,751
	Amorepacific Corp.	4,282	412,626
	Amorepacific Holdings Corp.	3,066	68,146
*	Anam Electronics Co. Ltd.	12,108	12,266
	Asia Cement Co. Ltd.	2,690	27,631
	ASIA Holdings Co. Ltd.	147	35,605
	Asia Paper Manufacturing Co. Ltd.	7,167	41,242
	Avaco Co. Ltd.	2,775	26,528
	Baiksan Co. Ltd.	1,472	16,080
	BGF retail Co. Ltd.	367	29,728
	Binggrae Co. Ltd.	1,100	64,255
	BioNote, Inc.	8,441	31,776
*	BNC Korea Co. Ltd.	9,119	33,978
	BNK Financial Group, Inc.	48,609	509,081
	Boryung	4,916	29,851
*	Bosung Power Technology Co. Ltd.	5,164	11,658
	Byucksan Corp.	6,129	9,843
	Cape Industries Ltd.	2,159	11,488
	Cheil Electric Co. Ltd.	3,080	26,020
	Cheil Worldwide, Inc.	8,825	126,074
	Chemtronics Co. Ltd.	1,321	20,578
	Chong Kun Dang Pharmaceutical Corp.	885	53,774
	Chongkundang Holdings Corp.	732	26,014
*	CJ CGV Co. Ltd.	12,126	44,767
	CJ CheilJedang Corp.	211	37,994
	CJ Corp.	2,470	274,568
*	CJ ENM Co. Ltd.	1,161	54,723
	CJ Freshway Corp.	1,674	35,185
	CJ Logistics Corp.	614	39,163
	CLIO Cosmetics Co. Ltd.	1,467	15,814
*	Com2uS Holdings Corp.	1,239	20,510
	Com2uSCorp	1,323	36,693
	Coocon Corp.	930	23,879
#	Coway Co. Ltd.	8,924	696,033
	CR Holdings Co. Ltd.	5,750	21,940
	CS Wind Corp.	2,230	73,395
*	Cube Entertainment, Inc.	2,103	24,718
		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Holdings Co. Ltd.	1,775	$38,772
	Cuckoo Homesys Co. Ltd.	757	15,166
	Daebongls Co. Ltd.	2,322	22,661
	Daedong Corp.	3,607	25,919
	Daeduck Co. Ltd.	4,415	26,684
	Daeduck Electronics Co. Ltd.	4,889	83,252
	Daehan Flour Mill Co. Ltd.	223	24,274
	Daehan Steel Co. Ltd.	2,741	33,167
*	Dae-Il Corp.	2,910	8,934
	Daesang Corp.	3,678	62,108
	Daesang Holdings Co. Ltd.	4,994	36,024
	Daewon Pharmaceutical Co. Ltd.	3,317	31,524
*	Daewoo Engineering & Construction Co. Ltd.	28,330	76,217
	Daewoong Co. Ltd.	4,595	76,851
	Daihan Pharmaceutical Co. Ltd.	686	15,985
	Daishin Securities Co. Ltd.	5,660	103,941
*	Danal Co. Ltd.	6,530	39,068
	Daol Investment & Securities Co. Ltd.	10,955	27,043
	Daou Data Corp.	2,532	29,244
	Daou Technology, Inc.	4,209	105,901
*	Dasan Networks, Inc.	8,311	17,042
*	Dawonsys Co. Ltd.	4,518	26,646
	DB HiTek Co. Ltd.	5,291	172,569
	DB Insurance Co. Ltd.	8,646	794,693
	DB Securities Co. Ltd.	6,337	40,869
*	DB, Inc.	17,623	17,127
*	DE&T Co. Ltd.	2,477	12,999
	Dentium Co. Ltd.	1,120	51,818
	Deutsch Motors, Inc.	4,732	16,672
	DI Dong Il Corp.	3,232	99,382
	DIT Corp.	2,084	19,818
	DL E&C Co. Ltd.	5,351	180,687
	DL Holdings Co. Ltd.	1,447	52,258
	DMS Co. Ltd.	4,659	15,951
	DN Automotive Corp.	3,860	80,232
	Dong-A Socio Holdings Co. Ltd.	582	46,740
	Dong-A ST Co. Ltd.	934	31,689

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-Ah Geological Engineering Co. Ltd.	1,150	$13,428
	Dongjin Semichem Co. Ltd.	5,638	127,068
	Dongkoo Bio & Pharma Co. Ltd.	2,986	10,816
	DongKook Pharmaceutical Co. Ltd.	4,132	55,966
	Dongkuk Holdings Co. Ltd.	2,133	12,929
	Dongkuk Industries Co. Ltd.	7,902	22,014
	Dongkuk Steel Mill Co. Ltd.	6,644	51,232
	Dongsuh Cos., Inc.	4,124	87,994
	Dongsung Chemical Co. Ltd.	5,042	15,820
	Dongwon Industries Co. Ltd.	1,450	47,808
	Dongyang E&P, Inc.	702	12,873
	Doosan Bobcat, Inc.	10,082	399,682
	Doosan Co. Ltd.	518	221,345
	DoubleUGames Co. Ltd.	1,873	75,353
*	Dream Security Co. Ltd.	401	989
	Dreamtech Co. Ltd.	5,850	25,729
*	DS Dansuk Co. Ltd.	1,735	32,763
*	Duksan Hi-Metal Co. Ltd.	3,663	13,021
*††	E Investment&Development Co. Ltd.	13,290	2,501
	Easy Holdings Co. Ltd.	10,216	27,487
	Echo Marketing, Inc.	2,306	19,140
	Ecoplastic Corp.	8,005	20,507
	Ecopro Co. Ltd.	535	18,810
*††	Ehwa Technologies Information Co. Ltd.	46,593	5,678
	E-MART, Inc.	3,254	208,647
*	EMKOREA Co. Ltd.	6,511	9,718
	ENF Technology Co. Ltd.	1,688	51,073
	Eugene Corp.	8,193	20,875
	Eugene Investment & Securities Co. Ltd.	15,368	37,186
*	EV Advanced Material Co. Ltd.	9,147	14,566
	F&F Co. Ltd.	1,589	79,629
*	Foosung Co. Ltd.	7,692	26,627
	Fursys, Inc.	403	13,411
	Gabia, Inc.	2,000	36,135
*	GAEASOFT	1,361	9,963
		Shares	Value»
SOUTH KOREA — (Continued)
*	Genexine, Inc.	4,101	$15,235
	Geumhwa PSC Co. Ltd.	840	20,040
	Global Standard Technology Co. Ltd.	2,066	28,527
*	GnBS eco Co. Ltd.	4,071	10,533
	GOLFZON Co. Ltd.	714	34,175
	Gradiant Corp.	2,087	22,333
	Green Cross Corp.	810	84,301
	Green Cross Holdings Corp.	3,991	45,808
	GS Engineering & Construction Corp.	10,215	141,674
	GS Global Corp.	11,688	22,523
#	GS Holdings Corp. (078930 KS)	7,154	253,134
*	GS P&L Co. Ltd.	1,565	43,238
	GS Retail Co. Ltd.	6,601	77,221
	Gwangju Shinsegae Co. Ltd.	850	19,275
	Han Kuk Carbon Co. Ltd.	6,875	148,103
	Hancom, Inc.	3,287	64,697
	Handok, Inc.	1,566	13,335
	Handsome Co. Ltd.	1,044	12,266
	Hanil Cement Co. Ltd.	4,661	69,497
	Hanil Holdings Co. Ltd.	1,453	19,590
	Hanjin Transportation Co. Ltd.	2,072	31,217
	Hankook Tire & Technology Co. Ltd.	13,296	424,105
	HanmiGlobal Co. Ltd.	1,600	22,565
	Hannong Chemicals, Inc.	1,268	13,753
*	Hanon Systems	4,896	11,508
	Hansol Chemical Co. Ltd.	1,447	187,736
	Hansol Paper Co. Ltd.	2,806	17,260
	Hansol Technics Co. Ltd.	5,142	22,310
	Hanwha Corp.	5,714	408,099
*	Hanwha Galleria Corp.	29,172	24,000
*	Hanwha General Insurance Co. Ltd.	14,136	61,051
*	Hanwha Investment & Securities Co. Ltd.	24,210	101,249
*	Hanwha Life Insurance Co. Ltd.	57,592	143,772

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Solutions Corp.	9,663	$211,543
	Hanwha Systems Co. Ltd.	7,549	321,213
	Hanyang Eng Co. Ltd.	2,207	29,514
	Hanyang Securities Co. Ltd.	2,006	25,328
*	Harim Co. Ltd.	12,261	26,942
	Harim Holdings Co. Ltd.	11,433	77,039
	HB SOLUTION Co. Ltd.	17,433	28,804
#	HD Hyundai Co. Ltd.	9,001	921,014
	HD Hyundai Construction Equipment Co. Ltd.	2,576	171,389
	HD Hyundai Infracore Co. Ltd.	23,613	260,613
	HD Hyundai Mipo	776	118,088
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	149,564
	HDC Holdings Co. Ltd.	6,580	109,231
	HDC Hyundai Development Co-Engineering & Construction	7,525	126,946
	Hecto Innovation Co. Ltd.	1,657	18,560
	High Tech Pharm Co. Ltd.	1,876	16,848
	Hite Jinro Co. Ltd.	4,957	72,111
	HK inno N Corp.	2,808	90,488
	HL Holdings Corp.	1,256	35,308
	HL Mando Co. Ltd.	5,425	134,844
*	Hotel Shilla Co. Ltd.	1,196	40,208
	HS Hyosung Advanced Materials Corp.	365	51,657
	HS Industries Co. Ltd.	3,474	11,190
	Huons Co. Ltd.	1,440	29,525
	Huons Global Co. Ltd.	1,307	40,949
	Husteel Co. Ltd.	7,166	23,044
	Hwa Shin Co. Ltd.	3,210	20,123
	Hwaseung Enterprise Co. Ltd.	2,637	14,213
	Hy-Lok Corp.	1,868	40,977
	Hyosung Corp.	870	54,330
	Hyundai Bioland Co. Ltd.	3,006	10,707
		Shares	Value»
SOUTH KOREA — (Continued)
	HYUNDAI Corp.	1,819	$32,682
	Hyundai Department Store Co. Ltd.	2,633	133,626
	Hyundai Elevator Co. Ltd.	1,707	104,188
	Hyundai Engineering & Construction Co. Ltd.	13,625	659,392
	Hyundai Futurenet Co. Ltd.	10,757	26,353
	Hyundai Glovis Co. Ltd.	5,008	529,011
	Hyundai Green Food	5,344	67,132
	Hyundai Home Shopping Network Corp.	852	35,155
	Hyundai Livart Furniture Co. Ltd.	1,570	8,962
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	212,542
	Hyundai Motor Securities Co. Ltd.	6,791	41,332
	Hyundai Steel Co.	5,246	133,520
	Hyundai Wia Corp.	3,549	126,651
	HyVision System, Inc.	3,097	33,852
	Ilshin Spinning Co. Ltd.	3,440	25,506
	Ilyang Pharmaceutical Co. Ltd.	1,789	17,041
	iM Financial Group Co. Ltd.	25,549	254,200
	iMarketKorea, Inc.	3,411	20,558
	InBody Co. Ltd.	2,353	40,415
	Innocean Worldwide, Inc.	2,502	35,451
	Innox Advanced Materials Co. Ltd.	3,147	60,979
	INTOPS Co. Ltd.	2,924	33,957
	IS Dongseo Co. Ltd.	2,549	37,282
	i-SENS, Inc.	1,571	20,427
*	ITM Semiconductor Co. Ltd.	95	963
*	Jahwa Electronics Co. Ltd.	1,899	24,919
	JB Financial Group Co. Ltd.	23,757	394,298
*	Jeju Air Co. Ltd.	3,532	17,198
	Jinsung T.E.C.	2,075	17,994
*††	Jokwang ILI Co. Ltd.	21,669	2,141
	JVM Co. Ltd.	835	17,207
	JW Life Science Corp.	1,349	12,152
	K Ensol Co. Ltd.	1,713	15,026
*	Kakao Games Corp.	5,879	72,327

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Kangwon Land, Inc.	15,482	$207,818
	KC Co. Ltd.	2,037	33,908
	KC Tech Co. Ltd.	1,888	40,724
	KCC Corp.	847	224,785
	KCC Glass Corp.	2,091	48,688
*	KEC Corp.	20,676	11,388
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	150,582
	KG Dongbusteel	8,803	37,452
	KG Eco Solution Co. Ltd.	5,772	26,022
	Kginicis Co. Ltd.	3,312	25,744
	KGMobilians Co. Ltd.	2,885	11,094
	KH Vatec Co. Ltd.	2,324	20,348
	KISCO Corp.	2,292	15,268
	KISCO Holdings Co. Ltd.	632	11,390
	KISWIRE Ltd.	1,827	23,875
	KIWOOM Securities Co. Ltd.	2,451	377,954
*	KNJ Co. Ltd.	1,143	14,567
	Kolmar BNH Co. Ltd.	1,425	14,887
	Kolmar Holdings Co. Ltd.	3,450	35,557
	Kolon Corp.	916	32,369
	Kolon Industries, Inc.	3,779	111,544
	KONA I Co. Ltd.	952	38,633
	Korea Alcohol Industrial Co. Ltd.	1,839	13,065
	Korea Asset In Trust Co. Ltd.	20,910	37,937
*	Korea Circuit Co. Ltd.	2,410	20,658
	Korea Electric Terminal Co. Ltd.	1,101	52,408
*	Korea Information & Communications Co. Ltd.	2,884	18,985
	Korea Information Certificate Authority, Inc.	3,607	18,922
	Korea Investment Holdings Co. Ltd.	6,379	653,044
*	Korea Line Corp.	40,485	53,847
	Korea Movenex Co. Ltd.	4,358	13,085
	Korea Petrochemical Ind Co. Ltd.	710	51,977
	Korea United Pharm, Inc.	1,827	27,578
	Korean Air Lines Co. Ltd.	28,525	482,939
	Korean Reinsurance Co.	28,809	221,138
	KSS LINE Ltd.	3,271	24,851
		Shares	Value»
SOUTH KOREA — (Continued)
	Kumho Petrochemical Co. Ltd.	2,807	$245,714
*	Kumho Tire Co., Inc.	19,446	64,846
	Kwang Dong Pharmaceutical Co. Ltd.	10,147	45,165
	Kyeryong Construction Industrial Co. Ltd.	1,162	16,463
	Kyochon F&B Co. Ltd.	3,478	12,922
	Kyung Dong Navien Co. Ltd.	1,037	64,007
*	LabGenomics Co. Ltd.	9,003	14,929
*	LB Semicon, Inc.	4,003	11,536
	Lee Ku Industrial Co. Ltd.	6,393	22,452
	LF Corp.	3,721	53,193
#*	LG Display Co. Ltd. (034220 KS)	53,485	414,114
#	LG H&H Co. Ltd.	1,494	338,654
*	LG HelloVision Co. Ltd.	9,492	20,170
	LG Innotek Co. Ltd.	431	48,089
	LG Uplus Corp.	38,138	401,463
*	LOT Vacuum Co. Ltd.	3,140	23,541
	Lotte Chilsung Beverage Co. Ltd.	706	65,880
	Lotte Corp.	2,104	42,424
*	Lotte Data Communication Co.	1,132	17,641
	LOTTE Fine Chemical Co. Ltd.	3,279	101,098
*	Lotte Non-Life Insurance Co. Ltd.	18,648	23,434
	Lotte Rental Co. Ltd.	3,364	76,077
	Lotte Shopping Co. Ltd.	2,230	114,764
	Lotte Wellfood Co. Ltd.	520	46,084
	LS Corp.	3,430	423,054
	LS Electric Co. Ltd.	1,307	288,472
*	LVMC Holdings	17,904	25,323
	LX Hausys Ltd.	516	11,440
	LX Holdings Corp.	7,726	46,286
#	LX International Corp.	5,883	135,591
	LX Semicon Co. Ltd.	2,058	81,119
	Macrogen, Inc.	750	8,346
	Maeil Dairies Co. Ltd.	347	9,351
	Mcnex Co. Ltd.	2,125	44,922
*	Medipost Co. Ltd.	4,309	33,629

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	MegaStudy Co. Ltd.	1,207	$9,764
	MegaStudyEdu Co. Ltd.	1,081	38,931
	Mgame Corp.	3,697	17,537
*	Mirae Asset Life Insurance Co. Ltd.	9,166	49,079
#	Mirae Asset Securities Co. Ltd.	39,636	540,998
	Mirae Asset Venture Investment Co. Ltd.	5,057	24,630
	Misto Holdings Corp.	5,319	136,936
	MK Electron Co. Ltd.	4,116	23,926
*	MONAYONGPYONG	4,143	12,957
	mPlus Corp.	2,653	16,704
	Muhak Co. Ltd.	2,641	14,681
	Myoung Shin Industrial Co. Ltd.	4,781	28,945
	Namhae Chemical Corp.	4,529	24,550
*	Namsun Aluminum Co. Ltd.	20,626	17,928
	Namuga Co. Ltd.	988	10,477
	Namyang Dairy Products Co. Ltd.	258	11,579
	Nature Holdings Co. Ltd.	2,604	21,598
	NeoPharm Co. Ltd.	2,118	28,159
*	Neowiz	1,943	34,579
*	Nepes Ark Corp.	1,427	15,756
*	Neptune Co.	4,509	22,959
Ω	Netmarble Corp.	3,633	155,153
	New Power Plasma Co. Ltd.	3,767	15,006
*	Newflex Technology Co. Ltd.	3,299	10,622
	Nexen Corp.	3,941	17,354
	Nexen Tire Corp.	3,768	16,135
	Nexteel Co. Ltd.	2,819	28,361
	NH Investment & Securities Co. Ltd.	23,512	340,854
	NHN Corp.	4,030	83,168
	NHN KCP Corp.	4,060	46,927
	NICE Holdings Co. Ltd.	4,202	40,231
	Nong Shim Holdings Co. Ltd.	465	27,568
	NongShim Co. Ltd.	597	165,662
	NOVAREX Co. Ltd.	3,270	44,466
	OCI Holdings Co. Ltd.	1,707	114,449
	ONEJOON Co. Ltd.	1,296	9,109
	Orion Corp.	3,170	253,108
	Orion Holdings Corp.	4,507	72,186
	Osang Healthcare Co. Ltd.	501	6,544
*	Osung Advanced Materials Co. Ltd.	10,029	10,317
		Shares	Value»
SOUTH KOREA — (Continued)
	Otoki Corp.	116	$33,218
	Pan Ocean Co. Ltd.	50,340	152,130
	Paradise Co. Ltd.	8,810	114,549
	Partron Co. Ltd.	8,571	40,799
	People & Technology, Inc.	777	19,389
	PHA Co. Ltd.	1,337	10,736
	PI Advanced Materials Co. Ltd.	1,764	22,688
*	PKC Co. Ltd.	4,913	20,838
	Poongsan Corp.	3,373	389,040
	Poongsan Holdings Corp.	1,377	47,839
	Posco International Corp.	1,731	60,521
	POSCO Steeleon Co. Ltd.	829	24,870
*	Power Logics Co. Ltd.	2,942	9,749
	Protec Co. Ltd.	1,461	27,924
	PSK, Inc.	3,165	46,750
*	Refine Co. Ltd.	1,709	21,381
	RFHIC Corp.	2,544	50,711
	S-1 Corp.	1,819	96,939
	Sajodaerim Corp.	1,147	33,975
	Sam Young Electronics Co. Ltd.	2,074	16,645
	Sam Yung Trading Co. Ltd.	2,591	30,942
*	Samil Pharmaceutical Co. Ltd.	3,113	22,936
	Samji Electronics Co. Ltd.	1,764	15,024
	Samjin Pharmaceutical Co. Ltd.	1,495	21,627
	Sammok S-Form Co. Ltd.	2,023	30,316
	SAMPYO Cement Co. Ltd.	9,240	22,929
	Samsung Card Co. Ltd. (029780 KS)	5,410	193,678
	Samsung Electro-Mechanics Co. Ltd.	7,275	772,949
	Samsung Engineering Co. Ltd.	25,040	474,812
	Samsung Securities Co. Ltd.	12,155	616,191
	SAMT Co. Ltd.	12,775	28,114
	Samyang Corp.	930	35,337
	Sang-A Frontec Co. Ltd.	1,293	16,215

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sangsin Energy Display Precision Co. Ltd.	2,635	$17,104
	SD Biosensor, Inc.	6,995	50,267
	SeAH Besteel Holdings Corp.	3,013	67,635
	SeAH Steel Corp.	231	25,024
	SeAH Steel Holdings Corp.	380	54,980
	Sebang Co. Ltd.	2,050	21,014
	Sebang Global Battery Co. Ltd.	1,376	65,536
	Seegene, Inc.	6,460	137,510
	Segyung Hitech Co. Ltd.	3,979	19,254
	Seobu T&D	6,459	40,564
	Seohee Construction Co. Ltd.	38,458	50,720
*	Seojin System Co. Ltd.	1,410	22,102
*	Seoul Semiconductor Co. Ltd.	3,808	19,452
	Seoyon Co. Ltd.	4,130	29,758
	Seoyon E-Hwa Co. Ltd.	2,518	22,339
*††	Sewon E&C Co. Ltd.	7,730	981
*	SFA Engineering Corp.	721	12,716
*	SFA Semicon Co. Ltd.	16,078	37,574
	SGC Energy Co. Ltd.	1,829	32,221
	Shin Heung Energy & Electronics Co. Ltd.	3,486	10,572
	Shinil Electronics Co. Ltd.	15,276	15,526
	Shinsegae, Inc.	472	58,316
	Shinyoung Securities Co. Ltd.	986	90,571
	SIMMTECH Co. Ltd.	1,774	29,028
	Sindoh Co. Ltd.	830	29,552
	SK Chemicals Co. Ltd.	2,152	104,964
	SK Discovery Co. Ltd.	2,070	81,345
*	SK Eternix Co. Ltd.	2,859	49,329
	SK Gas Ltd.	546	104,056
*Ω	SK IE Technology Co. Ltd.	594	11,775
	SK Networks Co. Ltd.	24,348	79,866
*	SK oceanplant Co. Ltd.	5,032	71,592
	SK Securities Co. Ltd.	69,495	33,621
	SL Corp.	3,275	78,058
		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Dynamics Co. Ltd.	2,911	$122,062
	SNT Holdings Co. Ltd.	951	38,160
	SNT Motiv Co. Ltd.	2,958	70,310
	S-Oil Corp.	6,969	314,351
	Solid, Inc.	14,983	67,435
	Songwon Industrial Co. Ltd.	2,470	19,451
	Soosan Industries Co. Ltd.	1,110	18,394
	Soulbrain Co. Ltd.	555	94,119
	Soulbrain Holdings Co. Ltd.	1,012	32,037
	Spigen Korea Co. Ltd.	756	14,845
	STIC Investments, Inc.	4,166	29,805
	Straffic Co. Ltd.	3,886	10,823
*	Studio Dragon Corp.	1,297	43,135
	Sung Kwang Bend Co. Ltd.	2,934	67,201
	Sungshin Cement Co. Ltd.	4,536	34,329
	Sungwoo Hitech Co. Ltd.	8,732	37,195
*	Suprema, Inc.	1,563	37,659
*	SY Co. Ltd.	5,628	13,820
*	Synergy Innovation Co. Ltd.	6,091	12,491
	Systems Technology, Inc.	1,635	22,227
	Taekwang Industrial Co. Ltd.	57	41,167
*	Taewoong Co. Ltd.	1,838	53,389
*	Taihan Electric Wire Co. Ltd.	12,574	141,119
	Telechips, Inc.	1,102	10,634
	TES Co. Ltd.	1,168	21,667
	TK Corp.	3,405	56,097
	TKG Huchems Co. Ltd.	3,899	49,450
	TLB Co. Ltd.	1,680	32,510
*	Tongyang Life Insurance Co. Ltd.	9,098	55,194
	Toptec Co. Ltd.	3,621	12,811
	Tovis Co. Ltd.	1,651	18,876
	TS Corp.	6,440	14,271
	TSE Co. Ltd.	768	21,328
*	Tuksu Construction Co. Ltd.	2,788	14,585
	TYM Corp.	5,445	19,797
	Uju Electronics Co. Ltd.	1,103	35,020
	Unid Co. Ltd.	825	49,814

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	$20,682
	Unitrontech Co. Ltd.	2,709	12,420
	Value Added Technology Co. Ltd.	1,095	18,587
*††	Vidente Co. Ltd.	4,562	2,049
	Webcash Corp.	1,546	16,346
	Webzen, Inc.	2,959	31,109
	WiSoL Co. Ltd.	3,019	14,528
*	Wonik Holdings Co. Ltd.	11,835	50,848
	WONIK IPS Co. Ltd.	3,329	77,742
	Wonik Materials Co. Ltd.	1,147	19,531
	Woojin, Inc.	3,439	27,429
*	Woori Technology Investment Co. Ltd.	8,023	53,598
*	Woosu AMS Co. Ltd.	4,962	11,000
	Worldex Industry & Trading Co. Ltd.	1,282	22,281
*	YMT Co. Ltd.	1,500	9,915
	Young Poong Corp.	910	27,762
	Youngone Corp.	3,883	168,780
	Youngone Holdings Co. Ltd.	1,334	135,190
	Yuanta Securities Korea Co. Ltd.	17,353	46,327
	Zeus Co. Ltd.	4,043	35,822
	Zinus, Inc.	1,734	26,883
TOTAL SOUTH KOREA			33,496,678
TAIWAN — (17.2%)
	Abico Avy Co. Ltd.	33,965	38,593
#	Ability Enterprise Co. Ltd.	37,000	73,527
	AcBel Polytech, Inc.	128,989	118,485
	Acer, Inc.	479,000	511,745
*	ACES Electronic Co. Ltd.	28,985	55,033
*	Acon Holding, Inc.	75,000	20,174
	Action Electronics Co. Ltd.	24,000	10,175
	Actron Technology Corp.	9,000	39,173
	ADATA Technology Co. Ltd.	53,621	162,601
	Advanced International Multitech Co. Ltd.	20,000	42,953
*	Advanced Optoelectronic Technology, Inc.	34,000	15,825
	Advanced Power Electronics Corp.	10,000	26,848
	Shares	Value»
TAIWAN — (Continued)
Advancetek Enterprise Co. Ltd.	49,000	$114,338
Aerospace Industrial Development Corp.	65,000	94,932
AGV Products Corp.	144,000	50,777
Air Asia Co. Ltd.	13,000	16,671
Alltek Technology Corp.	24,040	28,801
Alpha Networks, Inc.	43,773	38,625
Altek Corp.	63,605	85,242
Amazing Microelectronic Corp.	16,000	34,059
Ambassador Hotel	49,000	68,363
AMPACS Corp.	9,000	9,304
Ampire Co. Ltd.	12,000	10,874
AmTRAN Technology Co. Ltd.	135,808	59,878
Anji Technology Co. Ltd.	18,000	19,308
Apacer Technology, Inc.	35,000	67,504
APAQ Technology Co. Ltd.	2,000	6,935
Apex Biotechnology Corp.	13,000	12,487
Apex Dynamics, Inc.	2,000	46,886
ARBOR Technology Corp.	14,000	19,161
Arcadyan Technology Corp.	24,000	177,358
Ardentec Corp.	81,000	203,550
Asia Cement Corp.	436,000	589,371
Asia Optical Co., Inc.	30,000	129,481
Asia Polymer Corp.	83,742	34,733
Asia Tech Image, Inc.	18,000	46,360
Aten International Co. Ltd.	14,000	27,381
Audix Corp.	23,000	46,045
AUO Corp. (2409 TT)	471,000	187,774
Avermedia Technologies	14,000	18,869
Axiomtek Co. Ltd.	7,695	21,651
Azurewave Technologies, Inc.	9,000	17,559
Bank of Kaohsiung Co. Ltd.	177,587	69,440
Basso Industry Corp.	30,000	38,488
BenQ Materials Corp.	31,000	23,276
BES Engineering Corp.	253,000	93,674
Bin Chuan Enterprise Co. Ltd.	11,000	17,563

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bizlink Holding, Inc.	6,059	$182,234
	Brave C&H Supply Co. Ltd.	4,000	11,318
	Brightek Optoelectronic Co. Ltd.	9,000	14,201
	Brighton-Best International Taiwan, Inc.	77,000	89,821
	Capital Futures Corp.	19,552	31,739
	Capital Securities Corp.	302,000	204,211
*	Career Technology MFG. Co. Ltd.	86,252	40,977
	Castles Technology Co. Ltd.	8,000	18,802
	Caswell, Inc.	4,000	11,120
	Catcher Technology Co. Ltd.	114,000	805,082
	Cathay Real Estate Development Co. Ltd.	101,000	62,810
*	CCP Contact Probes Co. Ltd.	11,000	11,238
*	Celxpert Energy Corp.	10,747	12,364
	Cenra, Inc.	29,000	32,628
	Central Reinsurance Co. Ltd.	58,674	45,363
#	Chailease Holding Co. Ltd.	243,780	941,150
	Chang Hwa Commercial Bank Ltd.	429,274	265,149
	Chang Wah Electromaterials, Inc.	51,000	66,072
	CHC Healthcare Group	27,000	41,420
	Chen Full International Co. Ltd.	12,000	16,220
	Cheng Loong Corp.	169,000	103,030
*	Cheng Mei Materials Technology Corp.	104,283	48,290
	Cheng Shin Rubber Industry Co. Ltd.	290,000	387,928
#	Cheng Uei Precision Industry Co. Ltd.	74,000	139,681
	Chia Chang Co. Ltd.	17,000	21,045
	Chia Hsin Cement Corp.	79,560	37,323
	Chien Kuo Construction Co. Ltd.	23,200	19,825
#	China Airlines Ltd.	476,000	326,173
		Shares	Value»
TAIWAN — (Continued)
	China Bills Finance Corp.	133,000	$67,422
	China Electric Manufacturing Corp.	47,440	20,011
*	China Man-Made Fiber Corp.	235,912	50,069
	China Metal Products	64,000	53,207
#	China Motor Corp.	43,200	79,679
#*	China Petrochemical Development Corp.	449,120	111,649
	China Steel Structure Co. Ltd.	14,000	19,982
	China Wire & Cable Co. Ltd.	15,000	19,012
	Chinese Maritime Transport Ltd.	20,000	32,221
	Ching Feng Home Fashions Co. Ltd.	27,111	18,369
	Chin-Poon Industrial Co. Ltd.	79,000	92,559
	Chipbond Technology Corp.	114,000	213,121
	ChipMOS Technologies, Inc. (8150 TT)	120,000	103,832
	Chlitina Holding Ltd.	8,000	27,251
	Chong Hong Construction Co. Ltd.	32,000	87,433
	Chun YU Works & Co. Ltd.	13,650	8,565
	Chun Yuan Steel Industry Co. Ltd.	92,000	60,937
*	Chung Hwa Pulp Corp.	100,000	40,811
	Clevo Co.	73,000	107,968
	CMC Magnetics Corp.	196,336	51,740
	Compal Electronics, Inc.	784,000	767,224
	Compeq Manufacturing Co. Ltd.	168,000	365,135
	Complex Micro Interconnection Co. Ltd.	9,000	12,164
	Concord International Securities Co. Ltd.	57,354	22,946
	Concord Securities Co. Ltd.	93,985	36,832
	Continental Holdings Corp.	77,000	56,703

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Contrel Technology Co. Ltd.	61,000	$75,955
	Coremax Corp.	24,731	45,178
	Coretronic Corp.	67,000	181,395
	Co-Tech Development Corp.	12,000	47,119
	Creative Sensor, Inc.	15,000	27,927
	CTCI Corp.	101,000	98,474
	CviLux Corp.	10,000	14,104
	Cyberlink Corp.	6,000	18,728
*	CyberTAN Technology, Inc.	61,000	53,314
	DA CIN Construction Co. Ltd.	48,000	95,837
	Dafeng TV Ltd.	9,000	15,287
#	Da-Li Development Co. Ltd.	87,093	132,125
	Darfon Electronics Corp.	37,000	43,232
	Darwin Precisions Corp.	59,000	21,192
	De Licacy Industrial Co. Ltd.	52,740	23,383
	Depo Auto Parts Ind Co. Ltd.	17,000	97,256
	Dimerco Express Corp.	20,600	52,194
	D-Link Corp.	103,040	56,520
*	Donpon Precision, Inc.	14,000	13,339
	Dyaco International, Inc.	22,242	15,817
	Dynamic Holding Co. Ltd.	31,000	81,095
#	Dynapack International Technology Corp.	23,000	176,038
*	Eastern Media International Corp.	49,465	25,486
*	Edimax Technology Co. Ltd.	45,000	26,322
	Edison Opto Corp.	15,000	8,708
*	Edom Technology Co. Ltd.	20,900	17,643
	Elite Advanced Laser Corp.	23,000	147,297
	Elitegroup Computer Systems Co. Ltd.	59,000	34,197
	Emerging Display Technologies Corp.	48,000	35,689
	Ennoconn Corp.	20,000	203,327
#	Ennostar, Inc.	53,975	63,153
	EnTie Commercial Bank Co. Ltd.	127,000	56,321
		Shares	Value»
TAIWAN — (Continued)
*	Epileds Technologies, Inc.	26,000	$19,132
	Episil-Precision, Inc.	11,000	11,908
	Eson Precision Ind Co. Ltd.	20,000	43,237
	Eternal Materials Co. Ltd.	158,000	146,419
	Eurocharm Holdings Co. Ltd.	2,000	8,999
	Eva Airways Corp.	396,041	499,368
*	Everest Textile Co. Ltd.	92,326	19,563
	Evergreen International Storage & Transport Corp.	87,000	99,595
	EVERGREEN Steel Corp.	33,000	88,839
	Everlight Chemical Industrial Corp.	92,000	49,956
	Everlight Electronics Co. Ltd.	70,000	161,623
	Excelsior Medical Co. Ltd.	28,837	80,794
	Far Eastern Department Stores Ltd.	151,000	106,912
	Far Eastern International Bank	456,848	204,916
	Far Eastern New Century Corp.	386,000	369,959
	Farglory F T Z Investment Holding Co. Ltd.	27,358	40,949
#	Farglory Land Development Co. Ltd.	48,000	99,176
*	Federal Corp.	50,000	34,908
	Feedback Technology Corp.	10,800	36,303
	Feng Hsin Steel Co. Ltd.	75,000	169,472
	First Hotel	28,000	12,581
	First Insurance Co. Ltd.	45,000	37,016
*	First Steamship Co. Ltd.	184,010	35,767
	FIT Holding Co. Ltd.	32,000	50,640
	Fitipower Integrated Technology, Inc.	17,050	102,322
*	FLEXium Interconnect, Inc.	45,000	98,116
	Flytech Technology Co. Ltd.	10,000	37,506
	FocalTech Systems Co. Ltd.	28,000	58,869

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Forest Water Environment Engineering Co. Ltd.	17,544	$18,783
	Formosa Advanced Technologies Co. Ltd.	29,000	25,928
#	Formosa Chemicals & Fibre Corp.	577,000	554,131
	Formosa Laboratories, Inc.	22,704	50,460
	Formosa Optical Technology Co. Ltd.	6,000	26,125
	Formosa Plastics Corp.	334,000	475,113
	Formosa Taffeta Co. Ltd.	59,000	32,276
	Formosan Rubber Group, Inc.	62,100	51,614
	Formosan Union Chemical Corp.	70,400	41,533
	Founding Construction & Development Co. Ltd.	45,000	24,974
	Foxconn Technology Co. Ltd.	177,000	380,591
	Foxsemicon Integrated Technology, Inc.	12,000	121,503
	Franbo Lines Corp.	19,997	12,382
	Froch Enterprise Co. Ltd.	41,000	19,931
#	FSP Technology, Inc.	30,000	55,320
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	10,334
#	Fu Hua Innovation Co. Ltd.	62,949	70,018
	Fulgent Sun International Holding Co. Ltd.	28,063	95,837
	Fullerton Technology Co. Ltd.	18,000	13,568
*	Fulltech Fiber Glass Corp.	71,436	128,933
	Fwusow Industry Co. Ltd.	55,009	26,656
	G Shank Enterprise Co. Ltd.	38,122	101,619
	Gamania Digital Entertainment Co. Ltd.	23,000	49,170
*	GCS Holdings, Inc.	10,000	54,691
		Shares	Value»
TAIWAN — (Continued)
	GEM Services, Inc.	11,000	$24,879
	Gemtek Technology Corp.	74,000	59,114
*	General Interface Solution GIS Holding Ltd.	21,000	32,096
	General Plastic Industrial Co. Ltd.	14,000	14,162
	Genius Electronic Optical Co. Ltd.	13,000	187,224
	GeoVision, Inc.	15,130	24,543
	Giant Manufacturing Co. Ltd.	26,000	99,584
	Giantplus Technology Co. Ltd.	79,000	35,333
*	Gigasolar Materials Corp.	4,000	9,670
*	Gigastorage Corp.	23,000	9,397
	Global Brands Manufacture Ltd.	62,600	239,561
	Global Lighting Technologies, Inc.	17,000	22,719
	Global PMX Co. Ltd.	10,000	38,958
	Globalwafers Co. Ltd.	33,000	374,583
	Globe Union Industrial Corp.	48,910	16,207
	Gloria Material Technology Corp.	78,000	96,555
	GMI Technology, Inc.	18,180	26,985
	Goldsun Building Materials Co. Ltd.	135,543	167,232
	Good Finance Securities Co. Ltd.	40,000	26,867
	Good Will Instrument Co. Ltd.	14,000	21,145
	Gordon Auto Body Parts	23,000	21,257
	Gourmet Master Co. Ltd.	18,000	48,257
	Grand Fortune Securities Co. Ltd.	53,000	19,625
#*	Grand Pacific Petrochemical	226,627	78,779
	Great China Metal Industry	26,000	18,662
#	Great Wall Enterprise Co. Ltd.	104,000	212,067
	Greatek Electronics, Inc.	49,000	100,645
	GTM Holdings Corp.	24,000	24,756
	Hannstar Board Corp.	43,361	105,277
*	HannStar Display Corp.	381,000	90,853
*	HannsTouch Holdings Co.	139,194	27,778

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hanpin Electron Co. Ltd.	14,000	$21,584
	Heran Co. Ltd.	10,000	24,919
	Hey Song Corp.	53,000	70,711
	Highwealth Construction Corp.	207,665	283,753
*	Hitron Technology, Inc.	13,000	9,701
	Hiwin Technologies Corp.	27,000	189,539
	Ho Tung Chemical Corp.	176,000	45,834
	Hocheng Corp.	45,100	24,713
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	16,745
	Holy Stone Enterprise Co. Ltd.	25,950	69,323
	Hong Pu Real Estate Development Co. Ltd.	35,000	31,890
	Hong TAI Electric Industrial	58,000	70,829
#	Hota Industrial Manufacturing Co. Ltd.	36,000	65,472
#	Hotai Finance Co. Ltd.	43,200	92,709
	Hsin Kuang Steel Co. Ltd.	44,000	59,590
	Hsing TA Cement Co.	29,000	15,828
	Hu Lane Associate, Inc.	13,325	59,300
	HUA ENG Wire & Cable Co. Ltd.	37,000	32,553
	Huaku Development Co. Ltd.	50,820	161,663
	Huang Hsiang Construction Corp.	22,538	29,393
	Hung Ching Development & Construction Co. Ltd.	31,000	27,742
	Hung Sheng Construction Ltd.	80,680	62,024
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	34,574
	Hwacom Systems, Inc.	40,000	29,464
	Ibase Technology, Inc.	5,000	8,961
	IBF Financial Holdings Co. Ltd.	499,684	242,594
	Ichia Technologies, Inc.	47,000	64,052
	IEI Integration Corp.	29,600	75,475
		Shares	Value»
TAIWAN — (Continued)
	Infortrend Technology, Inc.	52,000	$36,460
#	Innolux Corp.	613,627	235,345
	Inpaq Technology Co. Ltd.	19,954	45,359
	Integrated Service Technology, Inc.	6,000	24,345
*	IntelliEPI, Inc.	7,000	37,541
*	International CSRC Investment Holdings Co.	81,600	33,191
	Iron Force Industrial Co. Ltd.	10,371	29,006
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	29,850
	ITEQ Corp.	35,000	117,584
	Jean Co. Ltd.	18,403	16,210
	Jia Wei Lifestyle, Inc.	7,350	11,079
	Jih Lin Technology Co. Ltd.	6,000	9,226
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	14,280
	Johnson Health Tech Co. Ltd.	13,000	65,776
	K Laser Technology, Inc.	27,000	14,841
	Kaimei Electronic Corp.	18,400	35,233
	Kedge Construction Co. Ltd.	9,290	26,264
	KEE TAI Properties Co. Ltd.	75,110	31,578
	Kenda Rubber Industrial Co. Ltd.	106,975	80,836
	Kerry TJ Logistics Co. Ltd.	37,000	41,563
	KGI Financial Holding Co. Ltd.	1,157,000	586,084
	Kindom Development Co. Ltd.	68,900	114,851
	King Chou Marine Technology Co. Ltd.	8,000	11,471
*	King's Town Bank Co. Ltd.	138,000	248,835
	Kinko Optical Co. Ltd.	31,455	26,826
	Kinpo Electronics	184,000	109,733
	Kinsus Interconnect Technology Corp.	52,000	176,692
	KMC Kuei Meng International, Inc.	7,000	21,964
	KS Terminals, Inc.	19,000	32,351
*	Kung Sing Engineering Corp.	75,900	28,490

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kuo Toong International Co. Ltd.	29,399	$49,624
	Kuo Yang Construction Co. Ltd.	28,000	16,441
	Kwong Lung Enterprise Co. Ltd.	23,000	36,426
	L&K Engineering Co. Ltd.	5,124	55,170
#	Laser Tek Taiwan Co. Ltd.	17,000	25,880
	Leadtrend Technology Corp.	6,119	8,639
*	Lealea Enterprise Co. Ltd.	135,200	29,743
	Lelon Electronics Corp.	14,000	35,732
	Lemtech Holdings Co. Ltd.	4,000	10,589
	Leo Systems, Inc.	21,000	18,963
*	Leofoo Development Co. Ltd.	17,000	9,591
*	Li Peng Enterprise Co. Ltd.	119,000	23,717
	Lien Hwa Industrial Holdings Corp.	26,460	40,006
	Lingsen Precision Industries Ltd.	77,000	37,711
	Lite-On Technology Corp.	6,000	23,721
	Liton Technology Corp.	8,000	8,894
*	Long Bon International Co. Ltd.	29,000	15,030
	Long Da Construction & Development Corp.	66,000	61,563
*	Longchen Paper & Packaging Co. Ltd.	73,808	25,317
	Longwell Co.	11,000	39,056
	Lucky Cement Corp.	40,000	18,797
	Lumax International Corp. Ltd.	19,800	64,159
*	Lung Yen Life Service Corp.	33,000	64,686
	Macauto Industrial Co. Ltd.	6,000	11,788
*	Macronix International Co. Ltd.	120,000	75,456
*	Magnate Technology Co. Ltd.	10,000	14,109
		Shares	Value»
TAIWAN — (Continued)
	Mayer Steel Pipe Corp.	36,000	$27,718
	Megaforce Co. Ltd.	19,000	26,293
	Meiloon Industrial Co.	22,400	15,774
	Mercuries & Associates Holding Ltd.	121,517	49,093
	Mercuries Data Systems Ltd.	13,000	12,449
*	Mercuries Life Insurance Co. Ltd.	569,746	99,650
	Merry Electronics Co. Ltd.	36,933	140,070
	Mildef Crete, Inc.	7,000	25,984
	MIN AIK Technology Co. Ltd.	28,000	18,765
*	Mitac Holdings Corp.	172,944	437,939
*	MOSA Industrial Corp.	38,393	18,910
	Motech Industries, Inc.	65,000	39,005
	Namchow Holdings Co. Ltd.	27,000	36,474
	Nan Ya Plastics Corp.	390,000	531,920
#	Nan Ya Printed Circuit Board Corp.	26,000	152,312
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	10,477
	Nantex Industry Co. Ltd.	49,000	39,781
*	Nanya Technology Corp.	43,000	63,303
	National Aerospace Fasteners Corp.	11,000	46,077
*	New Asia Construction & Development Corp.	54,000	27,104
	New Best Wire Industrial Co. Ltd.	11,000	10,675
	Nien Hsing Textile Co. Ltd.	23,000	14,317
	Niko Semiconductor Co. Ltd.	10,579	14,704
	Nishoku Technology, Inc.	7,000	27,202
	Nuvoton Technology Corp.	38,000	86,776
	O-Bank Co. Ltd.	208,909	63,274
	Ocean Plastics Co. Ltd.	10,000	12,323
	Optimax Technology Corp.	17,000	14,151

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Orient Semiconductor Electronics Ltd.	64,000	$82,498
*	Oriental Union Chemical Corp.	97,000	40,494
	O-TA Precision Industry Co. Ltd.	8,000	13,996
	Pacific Construction Co.	68,000	21,839
	Pacific Hospital Supply Co. Ltd.	6,000	17,863
*	Paiho Shih Holdings Corp.	32,025	21,402
	Pan Asia Chemical Corp.	25,560	8,486
	Pan German Universal Motors Ltd.	3,000	33,448
	Pan Jit International, Inc.	56,000	88,254
	Pan-International Industrial Corp.	76,000	108,884
#	Parpro Corp.	23,000	42,043
*	PChome Online, Inc.	22,575	24,584
	Pegatron Corp.	123,000	327,447
	Phison Electronics Corp.	14,000	245,767
	Phoenix Silicon International Corp.	21,000	88,659
	Polytronics Technology Corp.	7,000	10,034
#	Pou Chen Corp.	410,000	385,568
*	Powerchip Semiconductor Manufacturing Corp.	337,000	167,878
	Powertech Technology, Inc.	120,000	501,232
#	President Securities Corp.	174,392	109,910
	Primax Electronics Ltd.	68,000	164,805
	Prince Housing & Development Corp.	218,000	66,317
	Prosperity Dielectrics Co. Ltd.	28,000	35,472
	Qisda Corp.	235,000	202,659
	QST International Corp.	21,707	37,976
	Qualipoly Chemical Corp.	15,000	34,923
	Quang Viet Enterprise Co. Ltd.	9,000	21,678
	Quanta Storage, Inc.	33,000	96,575
*	Quintain Steel Co. Ltd.	56,139	18,093
		Shares	Value»
TAIWAN — (Continued)
	Radiant Opto-Electronics Corp.	69,000	$317,161
	Radium Life Tech Co. Ltd.	125,786	47,355
	Raydium Semiconductor Corp.	4,000	46,422
	Rechi Precision Co. Ltd.	61,000	48,615
	Rexon Industrial Corp. Ltd.	18,000	18,037
	Rich Development Co. Ltd.	149,350	43,919
*	RiTdisplay Corp.	16,000	20,270
*	Ritek Corp.	142,121	48,295
	Ruentex Development Co. Ltd.	298,500	297,971
	Ruentex Industries Ltd.	118,071	205,299
	Run Long Construction Co. Ltd.	37,000	38,201
	Sampo Corp.	55,200	45,950
	San Fang Chemical Industry Co. Ltd.	32,000	36,478
	Sanyang Motor Co. Ltd.	14,000	28,962
	Savior Lifetec Corp.	72,000	44,870
	SCI Pharmtech, Inc.	11,000	21,187
	ScinoPharm Taiwan Ltd.	41,000	22,973
	Sea Sonic Electronics Co. Ltd.	4,000	9,873
	Senao International Co. Ltd.	10,000	10,059
	Sercomm Corp.	43,000	143,430
	Sesoda Corp.	48,776	50,952
	Shanghai Commercial & Savings Bank Ltd.	544,000	780,991
	Sharehope Medicine Co. Ltd.	12,480	11,293
	Sheng Yu Steel Co. Ltd.	27,000	21,477
	ShenMao Technology, Inc.	16,000	41,743
	Shih Her Technologies, Inc.	7,000	36,026
*	Shih Wei Navigation Co. Ltd.	66,708	34,513
	Shihlin Electric & Engineering Corp.	29,000	171,491
	Shin Zu Shing Co. Ltd.	3,862	30,029

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	68,330	$21,289
	Shinkong Insurance Co. Ltd.	38,000	120,413
	Shinkong Synthetic Fibers Corp.	221,000	94,892
	Shinkong Textile Co. Ltd.	27,000	47,160
	Shuttle, Inc.	55,000	29,513
	Sigurd Microelectronics Corp.	72,726	188,115
	Silicon Integrated Systems Corp.	48,620	89,240
	Simplo Technology Co. Ltd.	28,000	382,297
	Sincere Navigation Corp.	48,410	35,551
	Sino-American Silicon Products, Inc.	68,000	227,972
	Sinon Corp.	70,000	96,408
	Sinphar Pharmaceutical Co. Ltd.	22,680	23,762
	Sinyi Realty, Inc.	30,000	25,443
	Sirtec International Co. Ltd.	10,000	8,429
	Siward Crystal Technology Co. Ltd.	28,000	20,270
	Soft-World International Corp.	8,000	25,789
	Solteam, Inc.	9,598	14,842
	Song Shang Electronics Co. Ltd.	22,000	20,216
	Sonix Technology Co. Ltd.	24,000	25,647
	Southeast Cement Co. Ltd.	38,000	22,819
	Speed Tech Corp.	13,000	17,998
	Sports Gear Co. Ltd.	17,000	57,015
	St. Shine Optical Co. Ltd.	8,000	42,608
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	28,741
	Standard Foods Corp.	72,000	76,859
	S-Tech Corp.	19,000	14,958
	Sun Max Tech Ltd.	6,000	12,569
*	Sunko INK Co. Ltd.	37,000	14,871
	Sunny Friend Environmental Technology Co. Ltd.	10,000	25,115
		Shares	Value»
TAIWAN — (Continued)
*	Sunplus Technology Co. Ltd.	56,000	$35,395
	Sunrex Technology Corp.	30,000	43,612
	Sunspring Metal Corp.	14,177	11,371
	Superalloy Industrial Co. Ltd.	33,000	59,745
	Supreme Electronics Co. Ltd.	78,219	110,074
	Swancor Holding Co. Ltd.	10,000	40,310
	Sweeten Real Estate Development Co. Ltd.	36,664	38,569
	Symtek Automation Asia Co. Ltd.	5,346	27,099
	Syncmold Enterprise Corp.	21,000	48,046
	Synmosa Biopharma Corp.	46,178	56,963
	Synnex Technology International Corp.	220,000	487,558
	Syn-Tech Chem & Pharm Co. Ltd.	5,000	12,923
	Systex Corp.	28,000	102,051
	T3EX Global Holdings Corp.	18,000	42,234
	TA Chen Stainless Pipe	311,654	408,526
	Ta Ya Electric Wire & Cable	141,247	163,755
	TA-I Technology Co. Ltd.	20,000	28,106
	Tai Tung Communication Co. Ltd.	22,000	14,615
	Taichung Commercial Bank Co. Ltd.	708,476	526,439
	TaiDoc Technology Corp.	8,000	33,190
	Taiflex Scientific Co. Ltd.	40,792	61,541
	Taimide Tech, Inc.	20,000	41,506
	Tainan Enterprises Co. Ltd.	28,000	25,391
	Tainan Spinning Co. Ltd.	207,000	88,903
#	Taishin Financial Holding Co. Ltd.	2,788,500	1,521,922
	Taisun Enterprise Co. Ltd.	40,000	25,021
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	25,227
	Taiwan Business Bank	1,317,189	707,719

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	$13,426
	Taiwan Cogeneration Corp.	83,000	120,305
	Taiwan Fertilizer Co. Ltd.	119,000	206,688
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	54,549
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	58,069
*	Taiwan Glass Industry Corp.	208,000	165,380
	Taiwan Hon Chuan Enterprise Co. Ltd.	17,378	84,724
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	26,697	28,435
††	Taiwan Land Development Corp.	217,000	3,653
	Taiwan Navigation Co. Ltd.	66,000	59,231
	Taiwan Paiho Ltd.	47,000	80,977
	Taiwan PCB Techvest Co. Ltd.	53,000	57,510
	Taiwan Sanyo Electric Co. Ltd.	21,000	26,530
	Taiwan Semiconductor Co. Ltd.	28,000	42,347
	Taiwan Shin Kong Security Co. Ltd.	51,510	69,698
	Taiwan Surface Mounting Technology Corp.	41,000	144,520
*	Taiwan TEA Corp.	91,000	44,464
	Taiyen Biotech Co. Ltd.	15,000	16,537
	Tatung Co. Ltd.	175,750	209,220
*	TBI Motion Technology Co. Ltd.	19,000	24,585
	TCC Group Holdings Co. Ltd.	604,000	489,948
	Te Chang Construction Co. Ltd.	13,000	24,765
	Teco Electric & Machinery Co. Ltd.	296,000	502,494
	Test Rite International Co. Ltd.	46,000	30,690
	Thinking Electronic Industrial Co. Ltd.	12,000	54,078
		Shares	Value»
TAIWAN — (Continued)
	Thye Ming Industrial Co. Ltd.	22,400	$51,039
	Ton Yi Industrial Corp.	154,000	93,366
	Tong Hsing Electronic Industries Ltd.	14,280	48,271
	Tong Yang Industry Co. Ltd.	58,000	202,573
	Tong-Tai Machine & Tool Co. Ltd.	46,000	50,138
	Top Bright Holding Co. Ltd.	3,000	27,798
	Top Union Electronics Corp.	37,047	36,950
	Topco Technologies Corp.	6,000	12,495
	Topkey Corp.	11,000	66,547
	Topoint Technology Co. Ltd.	17,000	35,687
*	TPK Holding Co. Ltd.	27,000	29,437
	Transcend Information, Inc.	31,000	97,605
	Tripod Technology Corp.	70,000	651,512
	TSC Auto ID Technology Co. Ltd.	4,000	24,522
	TSRC Corp.	90,000	54,645
	Tung Ho Steel Enterprise Corp.	77,850	166,908
	Tung Thih Electronic Co. Ltd.	13,200	25,075
	TURVO International Co. Ltd.	6,000	35,765
	TYC Brother Industrial Co. Ltd.	38,000	51,532
	Tyntek Corp.	52,000	26,085
	Ubright Optronics Corp.	10,000	21,046
	UDE Corp.	17,000	55,341
	U-Ming Marine Transport Corp.	82,000	142,574
	Unic Technology Corp.	25,000	19,277
	Unimicron Technology Corp.	159,000	721,748
	Union Bank of Taiwan	390,253	216,899
	Union Insurance Co. Ltd.	10,000	8,646
	Unitech Computer Co. Ltd.	19,000	26,377
*	Unitech Printed Circuit Board Corp.	113,032	104,874

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	United Alloy-Tech Co.	11,000	$15,223
	United Orthopedic Corp.	11,000	36,604
*	United Renewable Energy Co. Ltd.	107,000	25,321
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Univacco Technology, Inc.	9,000	13,276
	Universal Cement Corp.	94,440	84,340
	UPC Technology Corp.	149,316	51,775
	USI Corp.	142,000	51,362
	Utechzone Co. Ltd.	4,000	11,963
	Value Valves Co. Ltd.	7,000	18,022
	Ve Wong Corp.	24,000	32,186
	Ventec International Group Co. Ltd.	10,000	27,811
	Via Technologies, Inc.	10,000	19,766
*	Wafer Works Corp.	30,555	23,478
	Wah Lee Industrial Corp.	33,660	105,351
	Walsin Lihwa Corp.	489,613	365,903
	Walsin Technology Corp.	41,000	115,347
	Walton Advanced Engineering, Inc.	49,000	20,992
	WEI Chih Steel Industrial Co. Ltd.	26,000	16,029
	Wei Chuan Foods Corp.	66,000	34,652
	Weikeng Industrial Co. Ltd.	69,946	79,089
	Well Shin Technology Co. Ltd.	14,000	25,568
	Win Semiconductors Corp.	12,000	34,029
*	Winbond Electronics Corp.	508,732	291,972
	Winstek Semiconductor Co. Ltd.	6,000	19,193
	Wisdom Marine Lines Co. Ltd.	80,221	156,015
	WNC Corp.	43,147	169,135
	Wonderful Hi-Tech Co. Ltd.	15,000	19,058
	WPG Holdings Ltd.	295,000	653,650
	WT Microelectronics Co. Ltd.	118,721	544,450
	WUS Printed Circuit Co. Ltd.	28,350	76,826
		Shares	Value»
TAIWAN — (Continued)
	Xxentria Technology Materials Corp.	28,781	$43,006
	Ya Horng Electronic Co. Ltd.	7,000	14,693
	Yang Ming Marine Transport Corp.	62,000	125,780
	YC INOX Co. Ltd.	76,633	54,796
	Yea Shin International Development Co. Ltd.	49,869	44,344
	Yem Chio Co. Ltd.	82,065	42,630
	YFC-Boneagle Electric Co. Ltd.	14,596	9,752
	YFY, Inc.	195,000	158,423
	Yi Jinn Industrial Co. Ltd.	24,150	13,800
*	Yieh Phui Enterprise Co. Ltd.	177,550	88,967
	Young Fast Optoelectronics Co. Ltd.	11,000	20,623
	Youngtek Electronics Corp.	21,000	43,166
	Yuanta Futures Co. Ltd.	28,091	77,292
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	38,678
#	Yulon Finance Corp.	41,000	137,317
	Yulon Motor Co. Ltd.	59,886	65,323
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	32,677
	YungShin Global Holding Corp.	35,000	73,265
	Yusin Holding Corp.	4,428	12,893
	Zeng Hsing Industrial Co. Ltd.	11,520	37,653
	Zenitron Corp.	34,000	37,454
	Zhen Ding Technology Holding Ltd.	127,000	529,675
*	Zig Sheng Industrial Co. Ltd.	68,000	20,186
*	Zinwell Corp.	56,000	21,032
	Zippy Technology Corp.	15,000	27,150
	Zyxel Group Corp.	54,930	49,989
TOTAL TAIWAN			49,665,533
THAILAND — (1.2%)
	AAPICO Hitech PCL (AH/F TB)	68,970	31,657

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	AEON Thana Sinsap Thailand PCL	15,900	$48,045
#	Amata Corp. PCL	119,300	58,409
	AP Thailand PCL	377,800	83,814
	Asia Plus Group Holdings PCL	195,300	14,940
	Asian Sea Corp. PCL	53,800	11,935
	Bangchak Corp. PCL	160,200	166,671
#	Bangkok Commercial Asset Management PCL	331,300	84,650
	Bangkok Land PCL	2,877,600	44,027
	Bangkok Life Assurance PCL, NVDR	95,400	51,670
	Banpu PCL	354,200	54,734
	Berli Jucker PCL	159,700	93,826
	BKI Holdings PCL	15,820	139,417
	Cal-Comp Electronics Thailand PCL, Class F	812,421	165,318
	CH Karnchang PCL	79,400	32,800
	Dhipaya Group Holdings PCL	71,700	41,686
	Frasers Property Thailand PCL	79,285	14,799
#	Gunkul Engineering PCL	870,500	46,082
	Hana Microelectronics PCL	76,600	54,145
	ICC International PCL	15,998	13,217
	Index Livingmall PCL	26,600	11,477
	Indorama Ventures PCL	41,400	29,264
	Jaymart Group Holdings PCL	85,500	20,015
	KGI Securities Thailand PCL	258,200	30,813
	Kiatnakin Phatra Bank PCL	35,100	59,341
	Lalin Property PCL	79,100	11,812
	Land & Houses PCL (LHF TB)	1,097,500	128,288
	Lanna Resources PCL	35,700	18,353
	LH Financial Group PCL	755,000	18,020
	MBK PCL	69,810	36,101
	MK Restaurants Group PCL	61,400	43,589
	Northeast Rubber PCL	190,100	25,711
	Polyplex Thailand PCL	55,700	18,067
		Shares	Value»
THAILAND — (Continued)
	Prima Marine PCL	152,700	$30,372
*	Property Perfect PCL	1,219,230	3,358
	PTG Energy PCL	132,300	27,326
#	PTT Global Chemical PCL	246,000	178,403
#	Quality Houses PCL	718,550	31,442
	Ratchthani Leasing PCL	485,400	24,805
#	Regional Container Lines PCL	83,400	77,837
	Saha Pathana Inter-Holding PCL	17,700	24,714
	Saha Pathanapibul PCL	16,100	28,820
*	Samart Corp. PCL	185,000	35,381
	Sansiri PCL	2,225,000	100,765
	SCG Packaging PCL	110,300	63,115
	Siamgas & Petrochemicals PCL	137,400	28,170
	Somboon Advance Technology PCL	66,900	26,613
	SPCG PCL	88,600	22,231
#	Sri Trang Agro-Industry PCL	146,151	63,058
	Sri Trang Gloves Thailand PCL	205,300	44,289
	Star Petroleum Refining PCL	218,900	38,180
	Supalai PCL	184,200	87,929
	Thai Oil PCL	132,400	139,774
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	27,319
#	Thai Union Group PCL	384,400	130,564
#*	Thaicom PCL	118,200	31,286
	Thaifoods Group PCL	73,800	11,156
	Thanachart Capital PCL	53,000	79,873
#	Thoresen Thai Agencies PCL	351,600	46,909
	TIDLOR Holdings PCL	154,100	82,520
	Tisco Financial Group PCL (TISCO/F TB)	12,700	38,570
#	TPI Polene PCL	1,008,400	28,388
	TPI Polene Power PCL	434,701	29,530
	Triple i Logistics PCL	55,000	8,011
	Univanich Palm Oil PCL	29,600	8,786
#*	VGI PCL	684,800	44,005
TOTAL THAILAND			3,346,192

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (0.8%)
*	Adese Alisveris Merkezleri Ticaret AS	299,922	$113,070
*	Akenerji Elektrik Uretim AS	61,453	18,363
	Aksa Akrilik Kimya Sanayii AS	211,332	49,461
#	Alarko Holding AS	45,997	106,184
	Albaraka Turk Katilim Bankasi AS	207,057	46,285
	Anadolu Anonim Turk Sigorta Sirketi	38,526	94,285
	Anadolu Hayat Emeklilik AS	10,998	24,002
	ARD Grup Bilisim Teknolojileri AS	31,517	24,261
	Aygaz AS	14,660	58,947
*	Baticim Bati Anadolu Cimento Sanayii AS	175,707	19,639
*	Bera Holding AS	105,274	43,314
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	72,209
	Bursa Cimento Fabrikasi AS	89,116	16,479
*	Can2 Termik AS	238,806	10,578
#	Cimsa Cimento Sanayi VE Ticaret AS	69,895	88,720
	Dogan Sirketler Grubu Holding AS	238,931	93,441
	Dogus Otomotiv Servis ve Ticaret AS	9,431	42,686
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	26,631	32,547
	Enerya Enerji AS	231,769	48,867
*	Europen Endustri Insaat Sanayi VE Ticaret AS	121,073	19,767
	Global Yatirim Holding AS	267,426	58,720
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	22,066
*	GSD Holding AS	257,244	26,892
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	25,374
*	Is Finansal Kiralama AS	66,301	28,995
		Shares	Value»
TURKEY — (Continued)
*	Isiklar Enerji ve Yapi Holding AS	59,047	$18,664
*	Izdemir Enerji Elektrik Uretim AS	77,916	14,968
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	72,173
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	98,148
*	Kayseri Seker Fabrikasi AS	22,586	11,776
*	Kordsa Teknik Tekstil AS	15,454	23,381
*	Koza Anadolu Metal Madencilik Isletmeleri AS	12,539	22,976
*	NET Holding AS	83,578	105,770
*	Oyak Yatirim Menkul Degerler AS	11,684	10,724
*	Peker Gayrimenkul Yatirim Ortakligi AS	320,340	42,477
*	Petkim Petrokimya Holding AS	102,711	43,198
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	30,063	19,721
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	49,726	24,332
	Sekerbank Turk AS	348,287	50,108
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	66,219
	Sok Marketler Ticaret AS	24,936	22,890
*	TAV Havalimanlari Holding AS	36,389	219,882
*	Tekfen Holding AS	43,512	115,553
*	Tukas Gida Sanayi ve Ticaret AS	250,229	16,613
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	94,532
	Ulker Biskuvi Sanayi AS	34,631	93,348
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	25,432

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Yayla Agro Gida Sanayi VE Nakliyat AS	33,919	$8,609
*	Zorlu Enerji Elektrik Uretim AS	371,428	30,693
TOTAL TURKEY			2,437,339
UNITED ARAB EMIRATES — (2.1%)
	Abu Dhabi National Hotels	1,071,734	145,577
	Abu Dhabi National Insurance Co. PSC	28,687	56,184
*	Abu Dhabi Ports Co. PJSC	102,757	116,370
	ADNOC Logistics & Services	49,415	62,646
	Agility Global PLC	676,622	217,118
	Agthia Group PJSC	52,988	61,493
	Ajman Bank PJSC	90,939	36,570
*	AL Seer Marine Supplies & Equipment Co. LLC	29,407	31,059
	Aldar Properties PJSC	383,104	989,993
	Amanat Holdings PJSC	183,087	58,736
*	Amlak Finance PJSC	67,214	30,893
*	Bank of Sharjah	129,355	59,480
	Dana Gas PJSC	815,062	169,930
	Deyaar Development PJSC	265,756	75,094
	Dubai Financial Market PJSC	156,945	74,665
	Dubai Investments PJSC	334,612	268,935
	Dubai Islamic Bank PJSC	441,639	1,197,752
	Emaar Development PJSC	174,367	711,581
	Emaar Properties PJSC	40,905	169,400
*	EMSTEEL Building Materials PJSC	170,002	60,938
*	Eshraq Investments PJSC	292,261	42,466
*	Ghitha Holding PJSC	6,301	43,358
*	Manazel PJSC	286,170	26,988
*	Modon Holding PSC	253,792	261,844
*	Multiply Group PJSC	433,891	324,161
	National Bank of Ras Al-Khaimah PSC	106,807	225,301
	NMDC Group PJSC	3,976	26,997
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Orascom Construction PLC	3,812	$29,714
*	RAK Properties PJSC	273,289	114,236
	Ras Al Khaimah Ceramics PJSC	86,789	60,938
	Sharjah Islamic Bank	53,224	43,725
*	Union Properties PJSC	680,886	161,695
TOTAL UNITED ARAB EMIRATES			5,955,837
TOTAL COMMON STOCKS			286,000,678
PREFERRED STOCKS — (0.3%)
BRAZIL — (0.2%)
	Alpargatas SA, 1.243%	8,000	12,230
	Banco ABC Brasil SA, 9.013%	16,969	65,427
Ω	Banco BMG SA, 11.606%	39,762	24,498
	Banco do Estado do Rio Grande do Sul SA, 9.977%	45,190	88,531
	Banco Pan SA, 3.100%	36,881	51,308
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	39,200	46,344
	Eucatex SA Industria e Comercio, 4.174%	11,000	34,614
	Marcopolo SA, 6.961%	54,358	80,184
	Raizen SA, 0.705%	118,700	30,101
	Randon SA Implementos e Participacoes, 3.602%	40,000	50,790
	Schulz SA, 7.630%	10,700	9,631
	Taurus Armas SA, 3.791%	15,620	13,557
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	85,574	66,936
TOTAL BRAZIL			574,151
COLOMBIA — (0.1%)
	Grupo Argos SA, 5.658%	13,079	36,558

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA, 4.066%	120,328	$16,616
	Grupo de Inversiones Suramericana SA, 3.840%	18,080	163,102
TOTAL COLOMBIA			216,276
TAIWAN — (0.0%)
	Taishin Financial Holding Co. Ltd.	449,870	134,595
TOTAL PREFERRED STOCKS			925,022
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	1,081	181
*	Randon SA Implementos e Participacoes Rights 08/19/2025	3,202	46
TOTAL BRAZIL			227
INDIA — (0.0%)
*	Inox Wind Ltd. Rights 08/20/2025	638	223
		Shares	Value»

INDIA — (Continued)
*	JTEKT India Ltd. Rights 08/12/2025	1,004	$240
*	Mahindra Logistics Ltd. Rights 08/14/2025	1,688	907
TOTAL INDIA			1,370
THAILAND — (0.0%)
*	Better World Green PCL Warrants	89,216	0
*	Better World Green PCL Warrants 08/13/2025	89,217	0
TOTAL RIGHTS/WARRANTS			1,597
TOTAL INVESTMENT SECURITIES (Cost $205,773,872)			286,927,297

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	204,352	2,363,737
TOTAL INVESTMENTS — (100.0%)
(Cost $208,137,587)^^			$289,291,034
As of July 31, 2025, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	09/19/25	$2,184,718	$2,230,988	$46,270
Total Futures Contracts			$2,184,718	$2,230,988	$46,270
As of July 31, 2025, the value of Rule 144A securities amounted to $18,258,125 or 6.4% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$7,541,492	—	—	$7,541,492
Chile	681,550	—	—	681,550
China	3,578,903	$80,157,341	$34,236	83,770,480
Colombia	460,030	—	—	460,030

Emerging Markets Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	$183,108	—	—	$183,108
Greece	—	$2,010,962	—	2,010,962
Hungary	—	80,548	—	80,548
India	356,044	54,428,657	—	54,784,701
Indonesia	—	4,164,123	$5,508	4,169,631
Kuwait	—	2,213,276	—	2,213,276
Malaysia	—	4,658,107	—	4,658,107
Mexico	6,063,275	344,569	—	6,407,844
Philippines	—	1,418,590	—	1,418,590
Poland	—	4,403,063	—	4,403,063
Qatar	—	1,945,691	—	1,945,691
Saudi Arabia	8,940	7,896,959	—	7,905,899
South Africa	618,581	7,845,546	—	8,464,127
South Korea	—	33,467,377	29,301	33,496,678
Taiwan	—	49,661,880	3,653	49,665,533
Thailand	78,989	3,267,203	—	3,346,192
Turkey	—	2,437,339	—	2,437,339
United Arab Emirates	—	5,955,837	—	5,955,837
Preferred Stocks
Brazil	574,151	—	—	574,151
Colombia	216,276	—	—	216,276
Taiwan	134,595	—	—	134,595
Rights/Warrants
Brazil	—	227	—	227
India	—	1,370	—	1,370
Securities Lending Collateral	—	2,363,737	—	2,363,737
Total Investments in Securities	$20,495,934	$268,722,402	$72,698˂˃	$289,291,034
Financial Instruments
Assets
Futures Contracts**	46,270	—	—	46,270
Total Financial Instruments	$46,270	—	—	$46,270
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (96.2%)
AUSTRALIA — (6.6%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	5.058%, 07/16/27		4,000	$4,020,431
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.986%, 06/11/27		3,020	3,029,616
	1.375%, 08/30/28	EUR	1,800	1,982,186
(r)Ω	SOFR + 0.790%, FRN, 5.165%, 01/14/30		1,500	1,512,827
New South Wales Treasury Corp.
(r)	3M Swap + 0.550%, FRN, 4.232%, 04/20/27	AUD	2,000	1,292,896
	2.250%, 05/07/41	AUD	5,000	2,154,998
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,429	1,511,387
Queensland Treasury Corp.
(r)	3M Swap + 0.400%, FRN, 4.200%, 05/10/29	AUD	10,000	6,448,286
	1.750%, 07/20/34	AUD	10,000	4,999,046
Treasury Corp. of Victoria
(r)	3M Swap + 0.420%, FRN, 4.132%, 03/17/31	AUD	2,500	1,599,925
	2.250%, 11/20/34	AUD	19,900	10,275,876
	2.000%, 09/17/35	AUD	4,800	2,347,780
	2.000%, 11/20/37	AUD	7,500	3,388,806
TOTAL AUSTRALIA				44,564,060
BELGIUM — (2.6%)
Anheuser-Busch InBev Worldwide, Inc.
	4.950%, 01/15/42		1,400	1,312,111
Dexia SA
(r)	SONIA + 1.000%, FRN, 5.239%, 03/25/26	GBP	4,000	5,304,628
Δ	0.000%, 01/21/28	EUR	7,000	7,542,981
Kingdom of Belgium Government Bonds
	1.450%, 06/22/37	EUR	3,750	3,472,722
TOTAL BELGIUM				17,632,442
			Face Amount^	Value†
			(000)
CANADA — (12.9%)
Bank of Montreal, SOFR + 1.330%, FRN
(r)	5.676%, 06/05/26		4,000	$4,034,409
CDP Financial, Inc.
Ω	1.125%, 04/06/27	EUR	1,936	2,168,912
City of Montreal
	3.900%, 09/01/34	CAD	1,000	712,392
CPPIB Capital, Inc., SONIA + 1.250%, FRN
(r)	5.489%, 06/15/26	GBP	1,500	1,996,838
Export Development Canada, SOFR + 0.330%, FRN
(r)	4.676%, 08/01/28		950	950,348
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	1,008,060
Hydro-Quebec
	6.500%, 02/15/35	CAD	3,000	2,583,430
OMERS Finance Trust
	3.250%, 01/28/35	EUR	2,500	2,831,206
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	5,355,291
Province of Alberta
	4.500%, 12/01/40	CAD	8,000	5,811,490
	3.450%, 12/01/43	CAD	5,000	3,107,499
Province of British Columbia
	4.150%, 06/18/34	CAD	12,800	9,420,046
	3.200%, 06/18/44	CAD	12,000	7,135,652
Province of Manitoba
	3.800%, 06/02/33	CAD	1,500	1,085,021
	4.250%, 06/02/34	CAD	2,000	1,478,219
	4.650%, 03/05/40	CAD	5,000	3,669,926
	4.400%, 03/05/42	CAD	8,000	5,636,721
Province of Ontario
	4.150%, 06/02/34	CAD	7,400	5,447,460
	3.500%, 06/02/43	CAD	12,400	7,815,150
Province of Quebec
	2.750%, 09/01/25	CAD	3,500	2,525,426
	5.000%, 12/01/38	CAD	7,000	5,381,351
	5.000%, 12/01/41	CAD	3,000	2,286,287
	4.250%, 12/01/43	CAD	2,800	1,938,822
TELUS Corp.
	4.850%, 04/05/44	CAD	3,500	2,411,125
TOTAL CANADA				86,791,081
FINLAND — (0.5%)
Kuntarahoitus OYJ
(r)	SOFR + 1.000%, FRN, 5.343%, 02/02/29		3,000	3,055,048

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (9.5%)
	Action Logement Services
	0.500%, 10/30/34	EUR	4,100	$3,595,459
Agence Francaise de Developpement EPIC
	0.500%, 05/31/35	EUR	2,000	1,734,581
	0.375%, 05/25/36	EUR	500	408,461
	1.125%, 03/02/37	EUR	2,500	2,182,465
Agence France Locale
	3.000%, 08/20/32	EUR	100	113,311
	3.125%, 03/20/34	EUR	8,500	9,553,013
	BNP Paribas SA
	5.750%, 06/13/32	GBP	2,800	3,822,699
	BPCE SA
	2.375%, 04/26/32	EUR	3,900	4,240,337
	Dexia SA
	1.000%, 10/18/27	EUR	1,250	1,386,352
French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	2,500	2,167,129
	1.750%, 06/25/39	EUR	14,000	12,711,304
	Ile-de-France Mobilites
	0.200%, 11/16/35	EUR	4,000	3,280,328
	Region of Ile de France
	0.625%, 04/23/27	EUR	2,000	2,221,340
SFIL SA
	2.875%, 01/18/28	EUR	2,000	2,307,888
	3.000%, 09/24/30	EUR	3,000	3,458,069
	3.250%, 11/25/30	EUR	3,000	3,484,052
SNCF Reseau
	2.625%, 12/29/25	EUR	1,500	1,714,555
	1.125%, 05/19/27	EUR	2,000	2,236,637
	0.750%, 05/25/36	EUR	1,500	1,272,480
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,500	1,575,593
	TOTAL FRANCE			63,466,053
GERMANY — (0.9%)
	Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		1,000	1,014,334
Deutsche Bahn AG
	1.125%, 12/18/28	EUR	1,000	1,092,698
	0.750%, 07/16/35	EUR	500	452,446
	0.625%, 04/15/36	EUR	3,400	2,927,208
	Land Berlin
	0.100%, 01/18/30	EUR	50	51,325
	Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		250	185,212
	TOTAL GERMANY			5,723,223
HONG KONG — (0.2%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,500	1,394,458
		Face Amount^	Value†
		(000)
JAPAN — (7.9%)
Japan Government Ten Year Bonds
0.200%, 03/20/32	JPY	300,000	$1,859,761
0.200%, 09/20/32	JPY	600,000	3,689,523
0.400%, 06/20/33	JPY	700,000	4,316,790
Japan Government Thirty Year Bonds
2.400%, 03/20/34	JPY	1,000,000	7,156,963
2.400%, 09/20/38	JPY	450,000	3,139,496
2.200%, 03/20/41	JPY	220,000	1,456,493
Japan Government Twenty Year Bonds
1.500%, 03/20/34	JPY	1,000,000	6,673,011
1.400%, 09/20/34	JPY	500,000	3,292,440
1.200%, 09/20/35	JPY	600,000	3,835,663
0.400%, 03/20/36	JPY	715,000	4,167,862
0.400%, 06/20/40	JPY	1,000,000	5,164,257
0.500%, 12/20/41	JPY	700,000	3,517,686
1.500%, 09/20/43	JPY	540,000	3,100,488
Sumitomo Mitsui Financial Group, Inc.
2.296%, 01/12/41		2,507	1,702,427
TOTAL JAPAN			53,072,860
LUXEMBOURG — (0.9%)
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,307,728
2.250%, 12/19/39	EUR	5,300	4,673,892
TOTAL LUXEMBOURG			5,981,620
NETHERLANDS — (1.3%)
BNG Bank NV
3.300%, 04/26/29	AUD	1,000	627,310
Cooperatieve Rabobank UA
(r) SOFR + 0.620%, FRN, 4.965%, 08/28/26		1,250	1,254,619
(r) SOFR + 0.890%, FRN, 5.234%, 10/17/29		5,000	5,022,772
5.250%, 05/24/41		1,000	980,008
Nederlandse Waterschapsbank NV
2.500%, 05/22/30	EUR	782	890,455
TOTAL NETHERLANDS			8,775,164
NEW ZEALAND — (0.7%)
New Zealand Government Bonds
2.750%, 04/15/37	NZD	6,800	3,293,714

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NEW ZEALAND — (Continued)
New Zealand Local Government Funding Agency Bonds
	3.500%, 04/14/33	NZD	2,500	$1,360,713
TOTAL NEW ZEALAND				4,654,427
NORWAY — (0.3%)
Kommunalbanken AS
(r)	SOFR + 1.000%, FRN, 5.348%, 06/17/26		2,000	2,011,609
SPAIN — (0.4%)
Telefonica Emisiones SA
	7.045%, 06/20/36		2,300	2,548,161
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.0%)
Asian Development Bank
	2.350%, 06/21/27	JPY	800,000	5,464,513
(r)	SONIA + 1.000%, FRN, 5.238%, 05/23/29	GBP	5,400	7,313,422
Asian Infrastructure Investment Bank, SOFR + 0.620%, FRN
(r)	4.960%, 08/16/27		1,500	1,510,464
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 4.534%, 04/14/26		486	485,864
(r)	SOFR + 0.300%, FRN, 4.641%, 02/16/29		7,082	7,074,935
European Financial Stability Facility
	2.625%, 05/07/30	EUR	850	975,573
European Investment Bank
(r)	SONIA + 1.000%, FRN, 5.238%, 09/08/25	GBP	2,100	2,775,833
(r)	SONIA + 0.340%, FRN, 4.579%, 03/12/26	GBP	7,185	9,500,680
	2.150%, 01/18/27	JPY	590,000	3,993,062
(r)	SOFR + 0.320%, FRN, 4.659%, 08/14/29		2,000	2,001,481
European Union
	3.375%, 10/04/39	EUR	3,500	3,955,076
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank
(r)	SOFR + 0.280%, FRN, 4.624%, 04/12/27		606	$606,223
(r)	SOFR + 0.350%, FRN, 4.702%, 10/04/27		3,200	3,206,087
(r)	SOFR + 0.270%, FRN, 4.619%, 03/20/28		5,300	5,296,737
(r)	SOFR + 0.350%, FRN, 4.702%, 10/05/28		3,000	3,002,760
(r)	SOFR + 0.370%, FRN, 4.716%, 08/01/29		7,100	7,105,667
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.714%, 01/12/27		2,800	2,804,734
(r)	SOFR + 0.430%, FRN, 4.762%, 08/19/27		4,200	4,213,272
(r)	SOFR + 0.300%, FRN, 4.639%, 05/15/28		10,000	10,001,233
International Finance Corp.
(r)	SOFR + 0.310%, FRN, 4.640%, 08/28/28		820	820,119
	1.500%, 04/15/35	AUD	5,300	2,524,390
Nordic Investment Bank
	3.400%, 02/06/26	AUD	500	320,525
(r)	SOFR + 1.000%, FRN, 5.339%, 05/12/26		500	503,128
(r)	3M NIBOR + 1.000%, FRN, 5.340%, 01/27/28	NOK	20,000	1,975,065
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				87,430,843
SWEDEN — (1.5%)
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.342%, 08/03/26		3,180	3,203,929

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 5.599%, 06/15/26		1,000	$1,007,956
	0.500%, 02/18/30	EUR	5,500	5,645,637
	TOTAL SWEDEN			9,857,522
SWITZERLAND — (0.3%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,000	1,982,049
UNITED KINGDOM — (4.1%)
	Barclays PLC
	3.250%, 01/17/33	GBP	1,800	2,067,695
	HSBC Holdings PLC
	6.100%, 01/14/42		3,000	3,183,207
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		750	570,933
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,234,547
	Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	400	526,313
	U.K. Gilts
	1.125%, 01/31/39	GBP	23,000	19,248,470
	TOTAL UNITED KINGDOM			27,831,165
UNITED STATES — (32.6%)
	Abbott Laboratories
#	4.750%, 04/15/43		4,100	3,829,238
	Aetna, Inc.
	4.125%, 11/15/42		680	522,106
Allstate Corp.
	5.550%, 05/09/35		1,200	1,239,099
	4.500%, 06/15/43		1,000	864,376
	Amazon.com, Inc.
	2.875%, 05/12/41		8,500	6,326,747
American Tower Corp.
	0.950%, 10/05/30	EUR	700	721,043
	4.050%, 03/15/32		1,875	1,796,152
Amgen, Inc.
	3.150%, 02/21/40		3,375	2,586,556
	2.800%, 08/15/41		3,500	2,506,167
	Apple, Inc.
	3.850%, 05/04/43		1,000	832,097
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	979,936
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,441,514
AT&T, Inc.
	5.200%, 11/18/33	GBP	500	659,070
	3.500%, 06/01/41		2,500	1,955,075
	4.300%, 12/15/42		1,500	1,263,587
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Athene Holding Ltd.
#	5.875%, 01/15/34		3,165	$3,263,424
	Avnet, Inc.
	3.000%, 05/15/31		4,350	3,891,341
	Bank of America Corp.
	5.875%, 02/07/42		4,600	4,797,990
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	538,412
	Blue Owl Finance LLC
	6.250%, 04/18/34		80	82,409
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,879,048
	Boston Properties LP
	5.750%, 01/15/35		1,234	1,241,272
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,647,299
Broadcom, Inc.
Ω	3.469%, 04/15/34		4,000	3,555,125
Ω	3.137%, 11/15/35		1,000	839,373
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	995,151
	2.375%, 03/15/31		3,100	2,720,893
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	2,800	3,049,494
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,551,163
	Choice Hotels International, Inc.
	3.700%, 12/01/29		290	274,373
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	1,833	1,924,483
	Cigna Group
	4.800%, 08/15/38		1,436	1,332,627
	Cisco Systems, Inc.
	5.500%, 01/15/40		3,334	3,414,069
Citigroup, Inc.
	8.125%, 07/15/39		3,600	4,501,898
	5.875%, 01/30/42		750	775,422
	CME Group, Inc.
	5.300%, 09/15/43		3,000	2,983,389
	CNO Financial Group, Inc.
	6.450%, 06/15/34		500	520,911
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,893,051
	Conagra Brands, Inc.
	5.300%, 11/01/38		500	470,733
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	426,162
	CVS Health Corp.
	4.780%, 03/25/38		1,500	1,370,677
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,486,235
	4.650%, 01/15/43		2,000	1,735,385
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,213,919

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Fiserv, Inc.
1.625%, 07/01/30	EUR	2,200	$2,347,620
Flex Ltd.
4.875%, 06/15/29		1,000	1,004,820
4.875%, 05/12/30		1,500	1,500,510
Fox Corp.
5.476%, 01/25/39		1,700	1,655,162
General Dynamics Corp.
4.250%, 04/01/40		1,000	894,141
General Motors Financial Co., Inc.
3.100%, 01/12/32		2,000	1,765,046
Gilead Sciences, Inc.
2.600%, 10/01/40		600	427,589
5.650%, 12/01/41		3,250	3,282,688
Goldman Sachs Group, Inc.
6.250%, 02/01/41		1,000	1,069,402
Healthcare Realty Holdings LP
2.000%, 03/15/31		1,000	853,292
Home Depot, Inc.
3.300%, 04/15/40		217	171,785
5.400%, 09/15/40		1,000	1,004,234
Host Hotels & Resorts LP
5.700%, 07/01/34		1,000	1,004,243
HP, Inc.
# 6.000%, 09/15/41		2,500	2,519,152
Humana, Inc.
4.950%, 10/01/44		1,000	865,538
Intel Corp.
5.625%, 02/10/43		6,000	5,594,130
International Business Machines Corp.
4.150%, 05/15/39		2,000	1,751,492
2.850%, 05/15/40		2,900	2,123,835
4.000%, 06/20/42		800	658,854
J.M. Smucker Co.
4.250%, 03/15/35		1,400	1,297,398
Jabil, Inc.
3.000%, 01/15/31		2,800	2,544,439
Johnson & Johnson
2.100%, 09/01/40		6,500	4,452,332
JPMorgan Chase & Co.
5.500%, 10/15/40		3,300	3,338,852
Kemper Corp.
3.800%, 02/23/32		410	372,763
Kroger Co.
7.500%, 04/01/31		600	683,059
5.150%, 08/01/43		800	734,590
Kyndryl Holdings, Inc.
4.100%, 10/15/41		5,200	4,079,807
Lazard Group LLC
4.375%, 03/11/29		2,100	2,078,716
Legg Mason, Inc.
4.750%, 03/15/26		900	900,774
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35		900	$945,630
Lincoln National Corp.
	3.400%, 01/15/31		1,589	1,472,762
	7.000%, 06/15/40		1,373	1,509,281
	Loews Corp.
#	4.125%, 05/15/43		5,500	4,595,229
	MetLife, Inc.
	5.875%, 02/06/41		2,000	2,059,806
	Morgan Stanley
	6.375%, 07/24/42		2,600	2,851,358
	NIKE, Inc.
	3.250%, 03/27/40		12,950	10,219,330
	Novartis Capital Corp.
	4.400%, 05/06/44		4,000	3,532,438
	Oracle Corp.
	3.600%, 04/01/40		2,750	2,170,491
	Prologis Euro Finance LLC
	1.000%, 02/08/29	EUR	3,000	3,224,354
	Prudential Financial, Inc.
	5.700%, 12/14/36		2,000	2,089,998
PulteGroup, Inc.
	6.375%, 05/15/33		850	914,097
	6.000%, 02/15/35		1,000	1,040,818
	Royalty Pharma PLC
	3.300%, 09/02/40		8,000	5,999,830
	RTX Corp.
	4.500%, 06/01/42		2,000	1,766,252
	Ryder System, Inc.
	3.350%, 09/01/25		2,000	1,996,398
	Stanley Black & Decker, Inc.
	5.200%, 09/01/40		1,305	1,244,751
	Tapestry, Inc.
	5.500%, 03/11/35		500	502,296
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,807,564
	Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		3,800	3,760,189
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,500	1,325,202
Travelers Cos., Inc.
	6.250%, 06/15/37		1,000	1,096,633
	5.350%, 11/01/40		4,500	4,486,077
UnitedHealth Group, Inc.
	5.950%, 02/15/41		2,500	2,547,385
	3.050%, 05/15/41		1,800	1,312,725
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	2,000	2,275,501
	Verizon Communications, Inc.
	3.375%, 10/27/36	GBP	1,300	1,402,204
Walmart, Inc.
	5.625%, 04/01/40		3,000	3,165,430
	2.500%, 09/22/41		4,300	3,019,269

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walt Disney Co.
	3.500%, 05/13/40	2,000	$1,634,748
TOTAL UNITED STATES			218,842,800
TOTAL BONDS			645,614,585
U.S. TREASURY OBLIGATIONS — (2.0%)
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26	13,200	13,213,058
COMMERCIAL PAPER — (0.3%)
GERMANY — (0.3%)
Erste Abwicklungsanstalt
Ω	4.444%, 08/05/25	1,650	1,649,009
TOTAL INVESTMENT SECURITIES (Cost $695,074,223)			660,476,652

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	896,703	$10,372,161
TOTAL INVESTMENTS — (100.0%)
(Cost $705,446,285)^^			$670,848,813
As of July 31, 2025, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,474,641	EUR	2,143,112	HSBC Bank	08/12/25	$27,633
USD	4,421,200	EUR	3,821,054	UBS AG	08/12/25	58,316
USD	14,392,525	CAD	19,555,670	Royal Bank of Canada	08/15/25	269,428
USD	1,194,519	CAD	1,642,575	HSBC Bank	08/20/25	7,962
USD	3,120,035	AUD	4,800,649	Australia and New Zealand Bank	08/25/25	33,814
USD	933,853	CAD	1,271,123	Goldman Sachs Capital Markets L.P.	08/28/25	15,263
USD	13,526,416	CAD	18,437,904	State Street Bank and Trust	08/28/25	202,079
USD	14,421,077	CAD	19,635,987	Citibank, N.A.	08/29/25	230,237
USD	59,461,965	EUR	50,549,652	Royal Bank of Canada	08/29/25	1,679,091
USD	4,734,949	EUR	4,013,351	Bank of America Corp.	09/08/25	144,282
USD	3,394,760	EUR	2,899,024	State Street Bank and Trust	09/08/25	78,714
USD	2,283,954	EUR	1,964,511	UBS AG	09/08/25	36,850
USD	14,708,340	CAD	20,043,645	Societe Generale	09/11/25	213,674
USD	28,836,550	GBP	21,245,078	Citibank, N.A.	09/18/25	766,936
USD	51,544	NZD	84,742	Citibank, N.A.	09/24/25	1,532
USD	30,060,092	GBP	22,075,734	State Street Bank and Trust	09/25/25	891,002
USD	62,532,442	JPY	9,184,533,650	UBS AG	09/26/25	1,266,545
USD	1,086,781	EUR	938,009	Societe Generale	09/29/25	12,353
USD	34,059,387	AUD	52,649,515	Royal Bank of Canada	10/17/25	177,434
USD	4,776,467	NZD	7,879,802	Citibank, N.A.	10/23/25	121,150
Total Appreciation						$6,234,295
USD	1,989,093	NOK	20,596,738	Citibank, N.A.	08/08/25	$(3,149)
USD	47,356,511	EUR	42,423,895	State Street Bank and Trust	08/12/25	(1,083,146)
USD	3,149,093	EUR	2,784,885	UBS AG	08/12/25	(30,692)
CAD	1,188,095	USD	868,715	Citibank, N.A.	08/15/25	(10,673)
CAD	3,695,524	USD	2,709,008	Citibank, N.A.	08/20/25	(39,448)

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	14,004,879	CAD	19,436,868	State Street Bank and Trust	08/20/25	$(35,861)
AUD	573,386	USD	375,347	Australia and New Zealand Bank	08/25/25	(6,731)
AUD	964,374	USD	630,702	Citibank, N.A.	08/25/25	(10,730)
Total (Depreciation)						$(1,220,430)
Total Appreciation (Depreciation)						$5,013,865
As of July 31, 2025, the value of Rule 144A securities amounted to $19,469,258 or 2.8% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$44,564,060	—	$44,564,060
Belgium	—	17,632,442	—	17,632,442
Canada	—	86,791,081	—	86,791,081
Finland	—	3,055,048	—	3,055,048
France	—	63,466,053	—	63,466,053
Germany	—	5,723,223	—	5,723,223
Hong Kong	—	1,394,458	—	1,394,458
Japan	—	53,072,860	—	53,072,860
Luxembourg	—	5,981,620	—	5,981,620
Netherlands	—	8,775,164	—	8,775,164
New Zealand	—	4,654,427	—	4,654,427
Norway	—	2,011,609	—	2,011,609
Spain	—	2,548,161	—	2,548,161
Supranational Organization Obligations	—	87,430,843	—	87,430,843
Sweden	—	9,857,522	—	9,857,522
Switzerland	—	1,982,049	—	1,982,049
United Kingdom	—	27,831,165	—	27,831,165
United States	—	218,842,800	—	218,842,800
U.S. Treasury Obligations	—	13,213,058	—	13,213,058
Commercial Paper	—	1,649,009	—	1,649,009
Securities Lending Collateral	—	10,372,161	—	10,372,161
Total Investments in Securities	—	$670,848,813	—	$670,848,813
Financial Instruments
Assets
Forward Currency Contracts**	—	6,234,295	—	6,234,295
Liabilities
Forward Currency Contracts**	—	(1,220,430)	—	(1,220,430)
Total Financial Instruments	—	$5,013,865	—	$5,013,865
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Astoria Hospital Facilities Authority (RB)
5.250%, 08/01/43	350	$350,317
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/29	610	665,330
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	270	280,921
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	130	141,480
5.000%, 04/01/34	455	488,019
5.000%, 04/01/39	750	777,338
5.000%, 04/01/41	370	390,050
City of Bend (GO)
5.000%, 06/01/41	1,015	1,070,067
5.000%, 06/01/44	1,135	1,181,289
City of Bend Water Revenue (RB)
5.000%, 12/01/26	210	214,363
5.000%, 12/01/30	350	355,533
City of Cottage Grove (GO)
5.000%, 09/01/26	515	528,371
4.000%, 06/01/29	100	104,432
City of Eugene (GO) Series A
5.000%, 06/01/36	250	273,984
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/43	215	223,457
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	250	267,342
City of Lake Oswego (GO)
5.000%, 12/01/26	250	258,331
4.000%, 06/01/41	500	488,599
5.000%, 06/01/43	725	758,688
City of Medford (GO)
4.000%, 06/01/40	375	355,819
City of Medford Sewer Revenue (RB) (BAM)
4.000%, 06/01/44	500	443,444
City of Newberg (GO)
4.000%, 12/01/25	120	120,510
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series A
5.000%, 03/01/26	115	$116,549
5.000%, 06/01/26	715	730,088
5.000%, 04/01/27	935	974,805
5.000%, 06/01/27	540	565,312
3.000%, 06/15/28	150	150,005
4.000%, 04/01/32	225	227,833
City of Portland (GO) Series B
5.000%, 06/15/26	535	546,834
5.000%, 06/15/30	405	429,134
City of Portland (GO) Series D
5.000%, 04/01/28	250	266,706
5.000%, 04/01/42	210	219,003
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/27	700	713,347
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	365	380,356
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	85,555
City of Salem (GO)
5.000%, 06/01/26	235	239,743
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/26	280	282,768
4.000%, 04/01/27	290	296,584
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	265	270,422
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	1,500	1,606,272
5.000%, 06/15/43	1,410	1,471,976
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	435	458,093
5.000%, 06/15/36	280	290,426
5.000%, 06/15/41	470	476,349

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/33	345	$356,189
Clackamas County School District No. 7J Lake Oswego (GO)
5.000%, 06/01/36	275	290,774
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/26	280	289,443
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	298,113
5.000%, 06/15/29	510	555,276
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	75,689
County of Multnomah (GO)
5.000%, 06/01/29	290	300,831
4.000%, 06/01/37	385	381,714
County of Multnomah (GO) Series A
5.000%, 06/15/28	600	642,164
5.000%, 06/15/29	1,235	1,348,451
County of Washington (GO)
5.000%, 06/01/26	965	985,686
5.000%, 06/01/27	985	1,030,085
5.000%, 06/01/28	365	391,045
4.000%, 03/01/30	1,020	1,027,697
Deschutes & Jefferson Counties School District No. 2J Redmond (GO) (SCH BD GTY)
5.000%, 06/15/37	500	550,708
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	2,130	2,177,115
5.000%, 06/15/27	965	1,009,219
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	259,424
5.000%, 01/01/32	340	361,372
	Face Amount	Value†
	(000)
OREGON — (Continued)
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,360	$1,421,773
4.000%, 06/15/34	260	262,868
4.000%, 06/15/40	400	372,811
Hood River County School District (GO) (SCH BD GTY)
4.000%, 06/15/32	640	644,905
Jackson County School District No. 5 Ashland (GO) (SCH BD GTY)
5.000%, 06/15/43	500	503,955
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	61,614
Lane Community College (GO) (SCH BD GTY) Series A
4.000%, 06/15/39	1,000	957,853
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	607,642
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	625	665,439
Metro (GO)
5.000%, 06/01/28	215	230,036
5.000%, 06/01/33	1,065	1,207,489
4.000%, 06/01/40	500	490,969
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,139,731
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	455	464,786
5.000%, 06/15/27	345	361,067
5.000%, 06/15/29	885	966,984
5.000%, 06/15/30	1,500	1,662,323
Oregon City School District No. 62 (GO) (SCH BD GTY) Series B
5.000%, 06/15/44	350	361,587
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	435	455,828
Oregon State Facilities Authority (RB) Series A
5.000%, 04/01/33	500	536,509

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State Facilities Authority (RB) Series B
2.700%, 08/01/34	1,980	$1,980,000
Oregon State Lottery (RB) Series A
5.000%, 04/01/42	1,000	1,046,191
5.000%, 04/01/43	1,685	1,742,909
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	435,378
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	160,444
Portland Community College District (GO)
5.000%, 06/15/26	970	991,456
5.000%, 06/15/31	475	482,738
5.000%, 06/15/33	1,165	1,182,566
5.000%, 06/15/38	250	267,350
Rockwood Water People's Utility District (RB)
5.000%, 06/15/42	330	339,949
5.000%, 06/15/44	275	280,934
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	354,182
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	600	627,227
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,345	1,408,144
State of Oregon (GO) Series A
5.000%, 05/01/27	75	78,284
5.000%, 05/01/29	680	741,501
5.000%, 05/01/30	400	442,927
5.000%, 05/01/36	210	230,455
4.000%, 05/01/37	220	220,571
5.000%, 05/01/37	589	640,227
4.000%, 05/01/38	250	247,406
5.000%, 05/01/38	799	859,752
5.000%, 05/01/40	274	290,634
5.000%, 05/01/41	355	371,047
5.000%, 05/01/42	270	279,132
5.000%, 05/01/43	270	278,558
5.250%, 05/01/43	925	978,100
5.250%, 05/01/44	75	78,871
State of Oregon (GO) Series B
5.000%, 08/01/33	950	950,000
State of Oregon (GO) Series C
5.000%, 06/01/26	420	428,886
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/01/31	870	$903,452
5.000%, 06/01/32	2,000	2,261,096
5.000%, 06/01/35	1,400	1,438,411
5.250%, 06/01/44	60	63,644
State of Oregon (GO) Series D
5.000%, 06/01/28	425	455,326
5.000%, 05/01/29	535	543,977
5.000%, 06/01/39	200	213,251
State of Oregon (GO) Series F
5.000%, 08/01/25	240	240,000
5.000%, 05/01/31	550	558,572
5.000%, 05/01/32	1,185	1,202,406
5.000%, 08/01/33	875	992,686
5.000%, 05/01/34	500	506,300
State of Oregon (GO) Series G
5.000%, 12/01/33	1,015	1,038,520
5.000%, 08/01/41	350	366,653
State of Oregon (GO) Series H
5.000%, 06/01/27	380	387,034
5.000%, 06/01/29	365	371,740
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	640	660,832
5.000%, 11/15/27	600	624,845
5.000%, 11/15/31	1,675	1,879,923
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	235	235,457
5.000%, 09/01/34	425	451,439
3.250%, 10/01/34	420	392,709
5.000%, 09/01/38	1,230	1,276,625
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	435	435,859
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	111,383
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	411,510
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series A
5.000%, 06/15/36	360	377,397

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/40	190	$194,312
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	285	296,880
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	415	423,853
5.000%, 06/15/27	550	575,512
5.000%, 06/15/30	360	398,610
5.000%, 06/15/37	1,000	1,106,633
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	635	664,454
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/35	345	354,671
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington County Clean Water Services (RB)
5.000%, 10/01/25	480	$481,953
5.000%, 10/01/27	555	584,437
5.000%, 10/01/28	330	355,577
Washington County School District No. 13 Banks (GO) (SCH BD GTY) Series B
5.000%, 06/15/38	500	542,285
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	400	436,270
TOTAL MUNICIPAL BONDS (Cost $90,852,265)		89,475,321
TOTAL INVESTMENTS — (100.0%)
(Cost $90,852,265)^^		$89,475,321
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$89,475,321	—	$89,475,321
Total Investments in Securities	—	$89,475,321	—	$89,475,321

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.1%)
Government National Mortgage Association, TBA
	6.000%, 08/01/55 TBA		5,120	$5,188,597
Uniform Mortgage-Backed Security, TBA
	2.000%, 08/01/55 TBA		8,326	6,511,643
	2.500%, 08/01/55 TBA		7,672	6,285,101
	6.000%, 08/01/55 TBA		5,736	5,815,282
	6.500%, 08/01/55 TBA		2,488	2,566,154
TOTAL AGENCY OBLIGATIONS				26,366,777
BONDS — (84.4%)
AUSTRALIA — (6.6%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,591,323
Australia & New Zealand Banking Group Ltd., 3M Euribor + 0.400%, FRN
(r)	2.475%, 05/21/27	EUR	1,100	1,257,888
Commonwealth Bank of Australia, 3M Swap + 0.950%, FRN
(r)	4.758%, 08/17/28	AUD	850	550,928
Fortescue Treasury Pty. Ltd.
Ω	4.500%, 09/15/27		1,150	1,133,461
Ω	4.375%, 04/01/31		200	187,380
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	5,860	3,169,858
	3.500%, 11/20/37	AUD	2,000	1,094,587
Norfina Ltd., 3M Swap + 0.980%, FRN
(r)	4.674%, 03/19/29	AUD	500	322,890
Treasury Corp. of Victoria
	2.250%, 09/15/33	AUD	2,100	1,129,154
	2.250%, 11/20/34	AUD	4,090	2,111,976
	2.000%, 09/17/35	AUD	2,100	1,027,154
	4.750%, 09/15/36	AUD	2,050	1,280,702
Westpac Banking Corp.
(r)	3M Swap + 0.930%, FRN, 4.624%, 09/19/28	AUD	900	582,168
(r)	3M Swap + 1.000%, FRN, 4.717%, 01/15/29	AUD	1,000	648,370
(r)	SOFR + 0.810%, FRN, 5.188%, 04/16/29		3,000	3,026,469
TOTAL AUSTRALIA				19,114,308
		Face Amount^	Value†
		(000)

CANADA — (9.6%)
Brookfield Finance, Inc.
4.850%, 03/29/29		600	$605,368
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	459,019
CDP Financial, Inc.
2.750%, 02/13/32	EUR	1,880	2,118,328
CI Financial Corp.
3.200%, 12/17/30		1,500	1,331,454
City of Montreal
4.250%, 12/01/32	CAD	200	148,622
4.250%, 09/01/33	CAD	200	147,734
4.100%, 12/01/34	CAD	3,000	2,164,521
CPPIB Capital, Inc.
3.950%, 06/02/32	CAD	2,100	1,550,887
1.500%, 03/04/33	EUR	400	409,316
4.750%, 06/02/33	CAD	3,300	2,546,282
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	495,881
Province of British Columbia
4.150%, 06/18/34	CAD	1,400	1,030,318
Province of Manitoba
3.800%, 06/02/33	CAD	5,200	3,761,406
5.700%, 03/05/37	CAD	1,000	813,857
Province of Ontario
4.150%, 06/02/34	CAD	2,000	1,472,286
5.600%, 06/02/35	CAD	1,400	1,142,208
4.700%, 06/02/37	CAD	1,400	1,056,254
Province of Quebec
6.250%, 06/01/32	CAD	1,400	1,169,418
3.250%, 09/01/32	CAD	4,100	2,894,974
4.450%, 09/01/34	CAD	300	225,336
PSP Capital, Inc.
4.150%, 06/01/33	CAD	700	518,710
Toronto-Dominion Bank
3.129%, 08/03/32	EUR	500	564,591
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,200	1,146,452
TOTAL CANADA			27,773,222
DENMARK — (0.6%)
DSV Finance BV
3.375%, 11/06/32	EUR	200	229,831
3.375%, 11/06/34	EUR	750	849,195
Novo Nordisk Finance Netherlands BV
3.125%, 05/27/33	EUR	650	737,654
TOTAL DENMARK			1,816,680

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (0.7%)
	Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	652	$662,241
	Nokia OYJ
	6.625%, 05/15/39		682	692,602
	Nordea Kiinnitysluottopankki OYJ
	1.375%, 02/28/33	EUR	600	613,855
	TOTAL FINLAND			1,968,698
FRANCE — (10.0%)
	Abertis France SAS
	1.625%, 09/18/29	EUR	1,100	1,186,129
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	400	460,766
Agence France Locale
	3.000%, 08/20/32	EUR	3,500	3,965,884
	3.125%, 03/20/33	EUR	800	905,758
	3.125%, 03/20/34	EUR	100	112,388
Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	1,362,197
	0.625%, 02/21/31	EUR	600	594,738
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	540,790
	1.250%, 07/13/31	GBP	400	426,036
	BPCE SA
#Ω	2.700%, 10/01/29		1,500	1,391,726
Bpifrance SACA
	3.000%, 05/25/32	EUR	300	340,221
	3.375%, 05/25/34	EUR	1,200	1,370,419
	Caisse d'Amortissement de la Dette Sociale
	2.750%, 11/25/32	EUR	200	223,954
	Caisse des Depots et Consignations
	3.125%, 05/25/35	EUR	2,700	3,010,171
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	408,117
	French Republic Government Bonds OAT
	1.250%, 05/25/38	EUR	5,650	4,897,711
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,283,358
	La Poste SA
	1.375%, 04/21/32	EUR	1,100	1,119,570
	LVMH Moet Hennessy Louis Vuitton SE
	3.000%, 03/07/32	EUR	200	227,522
	Regie Autonome des Transports Parisiens EPIC
	1.875%, 05/25/32	EUR	800	838,717
	SNCF Reseau
	1.875%, 03/30/34	EUR	800	805,552
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	Societe Des Grands Projets EPIC
	1.125%, 05/25/34	EUR	1,100	$1,047,583
	Societe Generale SA
	0.875%, 09/24/29	EUR	1,000	1,050,395
	UNEDIC ASSEO
	0.500%, 05/25/36	EUR	100	83,765
	WEA Finance LLC
Ω	3.500%, 06/15/29		1,400	1,341,740
	TOTAL FRANCE			28,995,207
GERMANY — (1.4%)
	Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		450	445,468
	BMW International Investment BV
	3.500%, 01/22/33	EUR	100	115,061
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	354,794
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	645,675
Siemens Financieringsmaatschappij NV
	3.125%, 05/27/33	EUR	300	344,223
	3.375%, 02/22/37	EUR	200	225,696
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	910,285
	Wintershall Dea Finance BV
	1.823%, 09/25/31	EUR	1,000	1,006,856
	TOTAL GERMANY			4,048,058
ITALY — (0.5%)
	Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	479,883
	UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	1,041,386
	TOTAL ITALY			1,521,269
JAPAN — (7.1%)
Japan Government Ten Year Bonds
	0.200%, 09/20/32	JPY	250,000	1,537,301
	0.400%, 06/20/33	JPY	90,000	555,016
	Japan Government Thirty Year Bonds
	2.400%, 03/20/34	JPY	120,000	858,836
Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	261,000	1,741,656
	1.400%, 09/20/34	JPY	350,000	2,304,708
	1.200%, 09/20/35	JPY	394,000	2,518,752

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	0.400%, 03/20/36	JPY	370,000	$2,156,796
	0.600%, 09/20/37	JPY	20,000	114,938
	0.600%, 12/20/37	JPY	349,000	1,993,605
	0.500%, 12/20/41	JPY	207,600	1,043,245
	Mitsubishi UFJ Financial Group, Inc.
	3.556%, 06/15/32	EUR	1,480	1,719,451
Mizuho Financial Group, Inc.
	0.693%, 10/07/30	EUR	600	607,744
	2.096%, 04/08/32	EUR	400	424,363
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,148,802
	Nomura Holdings, Inc.
	2.608%, 07/14/31		1,000	880,398
	ORIX Corp.
	3.447%, 10/22/31	EUR	1,000	1,137,293
	TOTAL JAPAN			20,742,904
LUXEMBOURG — (0.6%)
	ArcelorMittal SA
	3.500%, 12/13/31	EUR	200	228,884
	JAB Holdings BV
	5.000%, 06/12/33	EUR	300	367,036
	SELP Finance SARL
	3.750%, 01/16/32	EUR	1,000	1,151,251
	TOTAL LUXEMBOURG			1,747,171
NETHERLANDS — (2.0%)
	BNG Bank NV
	0.010%, 10/05/32	EUR	500	468,343
	Cooperatieve Rabobank UA, 3M Swap + 0.910%, FRN
(r)	4.620%, 07/17/29	AUD	600	387,109
Enexis Holding NV
	0.625%, 06/17/32	EUR	1,640	1,583,592
	3.250%, 04/09/33	EUR	2,076	2,382,730
	TenneT Holding BV
	2.375%, 05/17/33	EUR	1,000	1,091,976
	TOTAL NETHERLANDS			5,913,750
NEW ZEALAND — (0.5%)
New Zealand Government Bonds
	4.250%, 05/15/34	NZD	350	203,500
	2.750%, 04/15/37	NZD	2,750	1,332,017
	TOTAL NEW ZEALAND			1,535,517
NORWAY — (0.8%)
	Aker BP ASA
	4.000%, 05/29/32	EUR	900	1,044,844
Equinor ASA
	1.375%, 05/22/32	EUR	800	814,819
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
	1.625%, 11/09/36	EUR	500	$466,932
	TOTAL NORWAY			2,326,595
SPAIN — (0.5%)
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	1,014,134
	Telefonica Emisiones SA
	3.724%, 01/23/34	EUR	400	454,733
	TOTAL SPAIN			1,468,867
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.4%)
International Finance Corp.
	1.500%, 04/15/35	AUD	2,500	1,190,750
SWEDEN — (0.1%)
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	207,221
SWITZERLAND — (0.8%)
	Tyco Electronics Group SA
	3.250%, 01/31/33	EUR	300	341,081
UBS Group AG
	0.875%, 11/03/31	EUR	1,870	1,853,215
	0.625%, 02/24/33	EUR	200	186,459
	TOTAL SWITZERLAND			2,380,755
UNITED KINGDOM — (3.2%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	172,996
Ω	5.500%, 08/11/32		1,000	1,013,034
	Barclays PLC
	3.250%, 01/17/33	GBP	600	689,232
BAT International Finance PLC
	2.250%, 01/16/30	EUR	500	552,284
	4.125%, 04/12/32	EUR	200	235,348
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,369,542
	Imperial Brands Finance PLC
	3.875%, 02/12/34	EUR	1,200	1,360,719
	LCR Finance PLC
	4.500%, 12/07/38	GBP	65	81,042
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	651,258
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	408,576
	Segro PLC
	3.500%, 09/24/32	EUR	200	227,686

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	$1,315,398
	Vodafone Group PLC
	6.150%, 02/27/37		71	75,798
	TOTAL UNITED KINGDOM			9,152,913
UNITED STATES — (39.0%)
	Accenture Capital, Inc.
	4.500%, 10/04/34		1,300	1,258,024
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	136,017
	3.500%, 03/15/32		270	230,657
	Aetna, Inc.
	4.125%, 11/15/42		400	307,121
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,482,397
	Ally Financial, Inc.
	8.000%, 11/01/31		300	338,918
	Alphabet, Inc.
	3.000%, 05/06/33	EUR	1,371	1,563,611
Altria Group, Inc.
	3.400%, 05/06/30		200	189,229
	3.400%, 02/04/41		1,000	742,596
	American Assets Trust LP
	3.375%, 02/01/31		1,000	894,291
	American Honda Finance Corp.
	3.950%, 03/19/32	EUR	300	353,827
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	493,642
	APA Corp.
Ω	4.750%, 04/15/43		895	664,070
	ARES Capital Corp.
	3.200%, 11/15/31		800	699,554
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	352,202
	Assurant, Inc.
	2.650%, 01/15/32		1,000	860,378
	AT&T, Inc.
	3.500%, 06/01/41		1,400	1,094,842
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,287,764
	3.850%, 03/01/32		500	459,779
	Bank of America Corp.
	5.875%, 02/07/42		1,350	1,408,106
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	600,303
	Berkshire Hathaway Finance Corp.
	2.375%, 06/19/39	GBP	600	546,057
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,494,426
	0.472%, 01/23/32	JPY	200,000	1,202,835
	1.585%, 04/16/40	JPY	100,000	561,452
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Black Hills Corp.
	2.500%, 06/15/30		800	$720,548
	BlackRock Funding, Inc.
	5.000%, 03/14/34		972	987,818
	Block, Inc.
	3.500%, 06/01/31		1,500	1,374,687
	Blue Owl Finance LLC
	6.250%, 04/18/34		500	515,058
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	90,625
	Boeing Co.
	3.200%, 03/01/29		200	190,509
	Boston Properties LP
	5.750%, 01/15/35		1,000	1,005,893
	BP Capital Markets PLC
	2.822%, 04/07/32	EUR	300	333,263
Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	855,402
Ω	3.187%, 11/15/36		150	123,786
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,283,898
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	406,236
	Capital One NA
	4.650%, 09/13/28		200	200,955
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	1,037,342
	CF Industries, Inc.
	4.950%, 06/01/43		500	443,673
	Cigna Group
	4.800%, 08/15/38		800	742,411
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	760,514
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	188,293
	ConocoPhillips
	6.500%, 02/01/39		300	331,218
	Consolidated Edison Co. of New York, Inc.
	5.700%, 06/15/40		475	482,771
	CVS Health Corp.
	4.125%, 04/01/40		500	415,856
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	590,604
	Devon Energy Corp.
	5.600%, 07/15/41		1,000	929,438
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	448,897
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	972,624
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	259,322
	DPL, Inc.
	4.350%, 04/15/29		1,500	1,462,813

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	$867,017
DXC Technology Co.
	2.375%, 09/15/28		400	372,014
Elevance Health, Inc.
	4.625%, 05/15/42		500	435,779
Energy Transfer LP
	6.500%, 02/01/42		1,000	1,042,709
EnerSys
Ω	4.375%, 12/15/27		1,000	982,290
EPR Properties
	4.950%, 04/15/28		500	500,047
	3.750%, 08/15/29		1,200	1,139,770
Experian Finance PLC
Ω	2.750%, 03/08/30		602	558,650
Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	2,090	2,044,204
	1.408%, 06/26/39	EUR	2,700	2,246,429
	4.227%, 03/19/40		1,270	1,128,611
F&G Annuities & Life, Inc.
	6.250%, 10/04/34		900	895,298
FedEx Corp.
Ω	3.250%, 05/15/41		1,200	857,817
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,747,267
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	349,968
	7.122%, 11/07/33		600	623,877
Fox Corp.
	4.709%, 01/25/29		180	180,930
#	5.476%, 01/25/39		500	486,812
GATX Corp.
	3.500%, 06/01/32		500	454,736
General Mills, Inc.
	3.850%, 04/23/34	EUR	1,200	1,387,426
General Motors Financial Co., Inc.
	5.650%, 01/17/29		300	306,888
Gilead Sciences, Inc.
	5.650%, 12/01/41		1,000	1,010,058
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	204,324
	4.000%, 01/15/30		200	191,295
Goldman Sachs Group, Inc.
	6.250%, 02/01/41		200	213,880
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	490,420
HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	545,323
HCA, Inc.
	7.500%, 11/06/33		117	132,683
	4.375%, 03/15/42		1,000	833,224
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Hess Corp.
5.600%, 02/15/41		500	$506,066
Home Depot, Inc.
5.400%, 09/15/40		1,000	1,004,234
Humana, Inc.
3.125%, 08/15/29		150	140,825
Huntsman International LLC
2.950%, 06/15/31		1,000	841,223
Indiana Michigan Power Co.
6.050%, 03/15/37		500	534,958
Intel Corp.
4.600%, 03/25/40		800	685,737
5.625%, 02/10/43		700	652,648
International Business Machines Corp.
1.250%, 02/09/34	EUR	1,000	961,973
Interstate Power & Light Co.
5.700%, 10/15/33		1,595	1,652,213
Invitation Homes Operating Partnership LP
2.700%, 01/15/34		900	742,939
Jackson Financial, Inc.
3.125%, 11/23/31		1,000	886,253
Jacobs Engineering Group, Inc.
5.900%, 03/01/33		750	782,852
Jefferies Financial Group, Inc.
2.625%, 10/15/31		300	261,522
JPMorgan Chase & Co.
6.400%, 05/15/38		500	555,522
5.500%, 10/15/40		500	505,887
Juniper Networks, Inc.
2.000%, 12/10/30		1,200	1,039,812
KB Home
4.000%, 06/15/31		1,500	1,376,867
Kemper Corp.
3.800%, 02/23/32		1,000	909,179
Kilroy Realty LP
2.500%, 11/15/32		1,600	1,290,418
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		100	110,070
Kyndryl Holdings, Inc.
4.100%, 10/15/41		1,775	1,392,626
Las Vegas Sands Corp.
6.200%, 08/15/34		500	512,691
Loews Corp.
4.125%, 05/15/43		495	413,571
LYB International Finance III LLC
3.375%, 10/01/40		500	362,598
MGM Resorts International
4.625%, 09/01/26		350	348,662

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Micron Technology, Inc.
	3.366%, 11/01/41		500	$370,567
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	902,973
Ω	3.875%, 05/15/32		250	218,247
	Morgan Stanley
	6.375%, 07/24/42		900	987,009
	MPLX LP
	4.500%, 04/15/38		1,000	882,786
	National Fuel Gas Co.
	2.950%, 03/01/31		1,000	891,252
	NIKE, Inc.
	3.250%, 03/27/40		2,000	1,578,275
	NOV, Inc.
	3.600%, 12/01/29		400	383,253
	OneMain Finance Corp.
	7.125%, 03/15/26		158	159,965
	ONEOK, Inc.
	6.350%, 01/15/31		300	319,686
Oracle Corp.
	6.125%, 07/08/39		600	624,512
	3.600%, 04/01/40		875	690,611
	Owens Corning
	3.500%, 02/15/30		1,500	1,430,665
Paramount Global
	4.950%, 01/15/31		200	195,033
	6.875%, 04/30/36		700	728,360
Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	788,316
	4.375%, 11/15/41		100	86,586
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	889,802
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	190,883
	6.700%, 05/15/36		200	214,672
	6.650%, 01/15/37		500	539,831
	PPG Industries, Inc.
	3.250%, 03/04/32	EUR	100	113,568
	Principal Financial Group, Inc.
	6.050%, 10/15/36		147	156,080
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	500	481,587
Public Storage Operating Co.
	0.500%, 09/09/30	EUR	1,000	1,007,572
	0.875%, 01/24/32	EUR	200	196,835
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	241,221
	RTX Corp.
	4.500%, 06/01/42		500	441,563
	Sabra Health Care LP
	3.200%, 12/01/31		900	801,568
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Seagate Data Storage Technology Pte. Ltd.
Ω	4.091%, 06/01/29		400	$382,246
Ω	4.125%, 01/15/31		500	441,284
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	813,368
Shell Finance U.S., Inc.
	4.550%, 08/12/43		2,500	2,191,273
Shell International Finance BV
	1.250%, 11/11/32	EUR	190	188,916
Spectra Energy Partners LP
	4.500%, 03/15/45		1,000	827,918
Steelcase, Inc.
	5.125%, 01/18/29		700	689,489
Stellantis Finance U.S., Inc.
Ω	6.450%, 03/18/35		1,000	1,000,836
Store Capital LLC
	4.625%, 03/15/29		900	885,757
Tapestry, Inc.
	3.050%, 03/15/32		300	267,339
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	1,008,308
Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		200	197,905
U.S. Cellular Corp.
	6.700%, 12/15/33		200	209,977
UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	479,523
Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	625,763
Visa, Inc.
	3.125%, 05/15/33	EUR	2,400	2,748,265
Vontier Corp.
	2.950%, 04/01/31		665	597,746
Walmart, Inc.
	5.250%, 09/28/35	GBP	26	35,141
	4.875%, 07/08/40		284	280,220
Walt Disney Co.
	3.500%, 05/13/40		500	408,687
Wells Fargo & Co.
	0.625%, 08/14/30	EUR	278	281,720
Welltower OP LLC
	2.050%, 01/15/29		1,000	925,383
Western Digital Corp.
	2.850%, 02/01/29		1,200	1,115,109
Westlake Corp.
	1.625%, 07/17/29	EUR	500	538,047
WP Carey, Inc.
	4.250%, 07/23/32	EUR	300	354,892
XPLR Infrastructure Operating Partners LP
#Ω	4.500%, 09/15/27		300	290,424

DFA Global Core Plus Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Yum! Brands, Inc.
Ω	4.750%, 01/15/30	200	$197,124
	3.625%, 03/15/31	500	460,860
TOTAL UNITED STATES			113,034,442
TOTAL BONDS			244,938,327
U.S. TREASURY OBLIGATIONS — (6.1%)
U.S. Treasury Inflation-Indexed Notes
	0.125%, 04/15/27	6,375	6,242,082
U.S. Treasury Notes
(r)	3M USTMMR + 0.245%, FRN, 4.526%, 01/31/26	1,000	1,000,989
(r)	3M USTMMR + 0.150%, FRN, 4.431%, 04/30/26	6,000	6,004,630
(r)	3M USTMMR + 0.182%, FRN, 4.463%, 07/31/26	3,000	3,003,177
	Face Amount^	Value†
	(000)

(r) 3M USTMMR + 0.098%, FRN, 4.379%, 01/31/27	1,300	$1,299,747
TOTAL U.S. TREASURY OBLIGATIONS		17,550,625
TOTAL INVESTMENT SECURITIES (Cost $295,819,821)		288,855,729

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	106,288	1,229,436
TOTAL INVESTMENTS — (100.0%)
(Cost $297,049,257)^^			$290,085,165
As of July 31, 2025, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	13,234,220	EUR	11,259,590	State Street Bank and Trust	08/01/25	$384,782
USD	1,398,510	EUR	1,205,596	Citibank, N.A.	08/04/25	22,685
USD	643,121	EUR	562,584	State Street Bank and Trust	08/04/25	1,101
AUD	303,821	USD	194,676	Citibank, N.A.	08/08/25	582
USD	1,142,916	EUR	979,234	Australia and New Zealand Bank	08/15/25	24,603
USD	9,020,168	EUR	7,813,768	Citibank, N.A.	08/15/25	96,621
USD	1,141,616	EUR	972,085	UBS AG	08/15/25	31,467
USD	136,833	AUD	210,573	Citibank, N.A.	08/25/25	1,460
USD	14,121,410	EUR	12,005,738	HSBC Bank	08/29/25	397,753
USD	1,594,193	NZD	2,603,884	State Street Bank and Trust	08/29/25	58,888
USD	1,971,164	EUR	1,707,113	Australia and New Zealand Bank	09/02/25	19,259
USD	478,862	EUR	411,154	Citibank, N.A.	09/02/25	8,751
USD	920,362	EUR	779,281	Societe Generale	09/02/25	29,336
USD	6,222,543	EUR	5,380,145	State Street Bank and Trust	09/02/25	70,911
USD	3,533,302	EUR	3,048,389	UBS AG	09/02/25	47,789
USD	10,188,841	EUR	8,883,564	Citibank, N.A.	09/03/25	30,739
USD	6,431,097	CAD	8,743,286	Citibank, N.A.	09/05/25	110,197
USD	2,144,673	CAD	2,927,106	Citibank, N.A.	09/08/25	28,231
USD	1,097,120	CAD	1,492,327	HSBC Bank	09/08/25	18,094
USD	5,907,055	CAD	8,038,200	State Street Bank and Trust	09/08/25	95,040
USD	6,849,260	CAD	9,353,127	Citibank, N.A.	09/09/25	86,158
USD	5,380,887	JPY	773,298,208	Royal Bank of Canada	09/11/25	231,196
USD	3,874,832	AUD	5,947,268	State Street Bank and Trust	09/11/25	50,193
USD	2,804,614	GBP	2,066,724	Citibank, N.A.	09/18/25	73,998
USD	7,351,919	JPY	1,086,265,725	State Street Bank and Trust	09/19/25	111,593
USD	509,410	EUR	432,033	Societe Generale	09/22/25	14,773
USD	717,219	EUR	616,372	State Street Bank and Trust	09/22/25	11,531

DFA Global Core Plus Real Return Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	789,651	EUR	681,880	UBS AG	09/22/25	$8,963
USD	17,992	NZD	29,636	Citibank, N.A.	09/25/25	501
USD	7,045,342	JPY	1,034,928,999	UBS AG	09/26/25	141,795
USD	13,033,966	EUR	11,259,590	UBS AG	09/30/25	135,997
USD	2,769,058	GBP	2,033,260	Citibank, N.A.	10/07/25	82,161
USD	1,078,617	AUD	1,653,045	Citibank, N.A.	10/09/25	14,986
USD	4,749,869	AUD	7,271,884	State Street Bank and Trust	10/09/25	70,869
USD	1,494,795	EUR	1,277,519	State Street Bank and Trust	10/14/25	30,042
Total Appreciation						$2,543,045
EUR	11,259,590	USD	12,982,532	UBS AG	08/01/25	$(133,094)
USD	255,135	EUR	229,174	Citibank, N.A.	08/04/25	(6,399)
EUR	8,883,564	USD	10,168,572	Citibank, N.A.	08/04/25	(30,653)
USD	3,814,000	EUR	3,378,599	HSBC Bank	08/04/25	(41,655)
USD	2,533,556	EUR	2,241,260	State Street Bank and Trust	08/04/25	(24,169)
USD	1,435,125	EUR	1,266,351	UBS AG	08/04/25	(10,034)
AUD	3,291,520	USD	2,145,892	Citibank, N.A.	08/08/25	(30,516)
USD	6,128,751	AUD	9,545,636	UBS AG	08/08/25	(5,989)
USD	13,718,421	EUR	12,289,481	Citibank, N.A.	08/12/25	(313,724)
USD	2,256,295	EUR	1,976,262	Royal Bank of Canada	08/12/25	(203)
NZD	27,147	USD	16,316	Citibank, N.A.	08/29/25	(310)
CAD	1,931,314	USD	1,411,686	Citibank, N.A.	09/08/25	(15,251)
Total (Depreciation)						$(611,997)
Total Appreciation (Depreciation)						$1,931,048
As of July 31, 2025, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	$543,010	$543,010
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	58,109	58,109
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	4,136,922	4,136,922
Bank of America Corp.	2.536%	Fixed	CPI	Maturity	USD	8,000,000	11/20/33	—	—	25,891	25,891
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	281,663	281,663
Bank of America Corp.	2.445%	Fixed	CPI	Maturity	USD	6,000,000	02/06/36	—	—	84,518	84,518
Bank of America Corp.	2.388%	Fixed	CPI	Maturity	USD	8,000,000	01/02/31	—	—	131,990	131,990
Citibank, N.A.	2.455%	Fixed	CPI	Maturity	USD	12,000,000	07/12/27	—	—	103,245	103,245
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	305,001	305,001
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	405,505	405,505
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	615,119	615,119
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	399,673	399,673
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	366,815	366,815
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	535,372	535,372

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, London Branch	2.588%	Fixed	CPI	Maturity	USD	5,000,000	04/19/31	—	—	$10,874	$10,874
Deutsche Bank AG, London Branch	2.477%	Fixed	CPI	Maturity	USD	6,000,000	06/27/34	—	—	36,260	36,260
Deutsche Bank AG, London Branch	2.344%	Fixed	CPI	Maturity	USD	9,000,000	08/27/36	—	—	192,979	192,979
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	81,485	81,485
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	29,787	29,787
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	94,778	94,778
Morgan Stanley and Co. International	2.502%	Fixed	CPI	Maturity	USD	9,000,000	05/19/33	—	—	30,259	30,259
Morgan Stanley and Co. International	2.474%	Fixed	CPI	Maturity	USD	8,000,000	12/18/33	—	—	71,473	71,473
Morgan Stanley and Co. International	2.415%	Fixed	CPI	Maturity	USD	9,000,000	05/06/35	—	—	90,628	90,628
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	250,801	250,801
Total Appreciation										$8,882,157	$8,882,157
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(45,994)	(45,994)
Bank of America Corp.	2.604%	Fixed	CPI	Maturity	USD	8,000,000	05/07/34	—	—	(36,774)	(36,774)
Citibank, N.A.	2.645%	Fixed	CPI	Maturity	USD	9,000,000	02/14/35	—	—	(67,088)	(67,088)
Deutsche Bank AG, London Branch	2.551%	Fixed	CPI	Maturity	USD	4,000,000	07/12/36	—	—	(4,994)	(4,994)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	(121,281)	(121,281)
Morgan Stanley and Co. International	2.665%	Fixed	CPI	Maturity	USD	8,000,000	11/08/35	—	—	(87,251)	(87,251)
Total (Depreciation)										$(363,382)	$(363,382)
Total Appreciation (Depreciation)										$8,518,775	$8,518,775

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $19,032,069 or 6.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$26,366,777	—	$26,366,777
Bonds
Australia	—	19,114,308	—	19,114,308
Canada	—	27,773,222	—	27,773,222
Denmark	—	1,816,680	—	1,816,680
Finland	—	1,968,698	—	1,968,698
France	—	28,995,207	—	28,995,207
Germany	—	4,048,058	—	4,048,058
Italy	—	1,521,269	—	1,521,269
Japan	—	20,742,904	—	20,742,904
Luxembourg	—	1,747,171	—	1,747,171
Netherlands	—	5,913,750	—	5,913,750
New Zealand	—	1,535,517	—	1,535,517
Norway	—	2,326,595	—	2,326,595
Spain	—	1,468,867	—	1,468,867
Supranational Organization Obligations	—	1,190,750	—	1,190,750
Sweden	—	207,221	—	207,221
Switzerland	—	2,380,755	—	2,380,755
United Kingdom	—	9,152,913	—	9,152,913
United States	—	113,034,442	—	113,034,442
U.S. Treasury Obligations	—	17,550,625	—	17,550,625
Securities Lending Collateral	—	1,229,436	—	1,229,436
Total Investments in Securities	—	$290,085,165	—	$290,085,165
Financial Instruments
Assets
Forward Currency Contracts**	—	2,543,045	—	2,543,045
Swap Agreements**	—	8,882,157	—	8,882,157
Liabilities
Forward Currency Contracts**	—	(611,997)	—	(611,997)
Swap Agreements**	—	(363,382)	—	(363,382)
Total Financial Instruments	—	$10,449,823	—	$10,449,823
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
BRAZIL — (4.0%)
*	Allianca Saude e Participacoes SA	700	$613
	Allied Tecnologia SA	30,010	37,033
	Allos SA	73,784	280,798
*	Allpark Empreendimentos Participacoes e Servicos SA	3,800	2,049
	Alupar Investimento SA	32,739	172,478
	Ambev SA (ABEV US), ADR	112,647	245,570
	Ambev SA (ABEV3 BZ)	164,200	365,374
*	Ambipar Participacoes e Empreendimentos SA	7,700	179,947
	Anima Holding SA	108,400	70,466
	Armac Locacao Logistica E Servicos SA	30,400	19,219
*	Automob Participacoes SA	2,496	4,947
	B3 SA - Brasil Bolsa Balcao	438,191	984,444
	Banco Bradesco SA (BBDC3 BZ)	109,730	262,589
	Banco BTG Pactual SA	40,869	285,595
	Banco do Brasil SA	117,924	414,873
	Banco Santander Brasil SA	244,993	1,156,372
	BB Seguridade Participacoes SA	91,773	552,321
	Bemobi Mobile Tech SA	22,569	82,182
*	Blau Farmaceutica SA	13,500	29,775
	Boa Safra Sementes SA	18,564	34,346
	BR Advisory Partners Participacoes SA	43,200	119,967
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	21,400	78,613
*	Brava Energia	13,302	46,895
	BRF SA	131,509	470,887
	Brisanet Servicos de Telecomunicacoes SA	52,808	24,803
	C&A Modas SA	61,300	180,302
		Shares	Value»
BRAZIL — (Continued)
	Caixa Seguridade Participacoes SA	21,431	$52,740
	Camil Alimentos SA	14,000	11,351
	Centrais Eletricas Brasileiras SA	110,789	748,084
*	Cia Brasileira de Aluminio	79,642	66,563
*	Cia Brasileira de Distribuicao	99,973	62,845
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	15,888	306,321
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	28,000	541,593
	Cia de Saneamento de Minas Gerais Copasa MG	41,300	190,733
	Cia De Sanena Do Parana (SAPR11 BZ)	59,600	362,951
	Cia De Sanena Do Parana (SAPR3 BZ)	49,000	66,768
	Cia Energetica de Minas Gerais (CMIG3 BZ)	68,013	178,791
	Cia Paranaense de Energia - Copel	132,329	260,898
	Cia Siderurgica Nacional SA (CSNA3 BZ)	289,646	414,848
*	CM Hospitalar SA	42,800	8,102
	Cogna Educacao SA	795,158	391,931
*	Cosan SA	72,962	77,268
	CPFL Energia SA	21,169	143,318
	Cruzeiro do Sul Educacional SA	87,900	79,587
	CSU Digital SA	7,400	23,378
	Cury Construtora e Incorporadora SA	50,200	263,930
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,900	393,665
Ω	Desktop SA	45,900	67,380
	Dexco SA	135,919	137,144
*	Diagnosticos da America SA	39,079	8,654
	Dimed SA Distribuidora da Medicamentos	32,800	53,304

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Direcional Engenharia SA	29,621	$206,253
*	EcoRodovias Infraestrutura e Logistica SA	78,600	94,608
	Embraer SA (EMBR3 BZ)	17,800	256,404
	Empreendimentos Pague Menos SA	92,983	65,259
	Energisa SA	47,991	391,329
*	Eneva SA	109,924	264,035
	Engie Brasil Energia SA	28,100	200,379
	Equatorial Energia SA	104,815	637,738
	Eternit SA	11,831	7,902
	Even Construtora e Incorporadora SA	45,200	56,101
	Ez Tec Empreendimentos e Participacoes SA	34,600	84,839
	Fleury SA	84,097	215,515
	Fras-Le SA	10,490	44,230
#	Gerdau SA, Sponsored ADR	182,048	538,862
Ω	GPS Participacoes e Empreendimentos SA	49,352	124,800
	Grendene SA	74,498	67,054
	Grupo Mateus SA	84,194	110,213
	Grupo SBF SA	45,800	89,890
	Guararapes Confeccoes SA	26,300	36,306
*Ω	Hapvida Participacoes e Investimentos SA	43,640	257,730
*	Hidrovias do Brasil SA	44,303	28,008
	Hypera SA	96,363	442,445
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	7,898	19,930
	Iochpe Maxion SA	37,600	97,902
	Irani Papel e Embalagem SA	19,900	26,512
*	IRB-Brasil Resseguros SA	29,015	235,764
	Jalles Machado SA	60,949	37,008
*	JBS NV, BDR	86,831	1,192,316
	JHSF Participacoes SA	146,300	134,555
	JSL SA	36,000	33,624
	Kepler Weber SA	42,500	53,281
	Klabin SA	202,419	672,374
	Lavvi Empreendimentos Imobiliarios SA	23,722	51,981
	Localiza Rent a Car SA	78,403	484,877
		Shares	Value»
BRAZIL — (Continued)
	LOG Commercial Properties e Participacoes SA	12,500	$46,946
*	Log-in Logistica Intermodal SA	2,700	12,300
	Lojas Quero-Quero SA	65,679	28,385
	Lojas Renner SA	314,903	914,979
Ω	LWSA SA	97,027	65,498
	M Dias Branco SA	15,121	65,647
	Magazine Luiza SA	95,422	120,310
	Mahle Metal Leve SA	11,900	60,759
	Marcopolo SA	59,680	70,876
	Marfrig Global Foods SA	83,865	319,012
	Melnick Even Desenvolvimento Imobiliario SA	39,400	23,149
	Mills Locacao Servicos e Logistica SA	59,365	119,270
*	Minerva SA	56,414	49,769
	Motiva Infraestrutura de Mobilidade SA	164,319	361,237
	Moura Dubeux Engenharia SA	22,406	90,471
	Movida Participacoes SA	65,109	72,091
*	MRV Engenharia e Participacoes SA	126,876	134,817
	Multiplan Empreendimentos Imobiliarios SA	56,493	255,248
*	Natura Cosmeticos SA	243,682	392,969
	Neoenergia SA	35,807	156,732
*	Oceanpact Servicos Maritimos SA	56,000	60,905
	Odontoprev SA	77,420	166,052
*	Oncoclinicas do Brasil Servicos Medicos SA	34,929	33,996
*	Orizon Valorizacao de Residuos SA	6,256	53,594
	Pet Center Comercio e Participacoes SA	58,396	41,298
	Petroleo Brasileiro SA - Petrobras	742,902	4,748,321
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	221,043	2,568,520
	Petroreconcavo SA	50,797	121,741
	Plano & Plano Desenvolvimento Imobiliario SA	20,800	48,290
	Porto Seguro SA	33,600	311,365
	Positivo Tecnologia SA	49,600	35,166

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Priner Servicos Industriais SA	3,700	$10,130
*	PRIO SA	168,134	1,266,811
	Qualicorp Consultoria e Corretora de Seguros SA	146,200	42,558
	Raia Drogasil SA	61,260	147,364
Ω	Rede D'Or Sao Luiz SA	15,717	91,221
	Romi SA	13,303	18,958
	Rumo SA	53,976	159,435
	Santos Brasil Participacoes SA	94,349	235,049
	Sao Carlos Empreendimentos e Participacoes SA	3,638	12,019
	Sao Martinho SA	33,321	103,184
	Sendas Distribuidora SA (ASAI3 BZ)	211,739	355,826
Ω	Ser Educacional SA	56,800	80,236
*	Serena Energia SA	91,826	194,325
	Simpar SA	126,800	97,146
	SLC Agricola SA	47,856	156,655
	Smartfit Escola de Ginastica e Danca SA	75,969	281,108
	Suzano SA (SUZB3 BZ)	107,492	1,001,100
	Tegma Gestao Logistica SA	15,400	100,218
	Telefonica Brasil SA (VIV US), ADR	11,295	126,730
	Telefonica Brasil SA (VIVT3 BZ)	48,820	274,460
	TIM SA	176,200	651,678
	TOTVS SA	32,900	256,229
	Transmissora Alianca de Energia Eletrica SA	71,600	426,566
	Tres Tentos Agroindustrial SA	54,230	132,003
	Trisul SA	30,600	33,936
	Tupy SA	27,300	78,543
	Ultrapar Participacoes SA (UGPA3 BZ)	84,426	258,877
	Unifique Telecomunicacoes SA	50,200	33,619
	Unipar Carbocloro SA	5,775	51,567
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	20,829
	Vale SA (VALE US), Sponsored ADR	301,863	2,876,754
	Vale SA (VALE3 BZ)	183,800	1,754,775
		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,700	$101,064
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,182	37,156
	Veste SA Estilo	8,910	9,038
	Vibra Energia SA	252,973	958,212
	Vivara Participacoes SA	38,400	174,323
	Vulcabras SA	17,164	57,688
	WEG SA	108,600	719,727
	Wilson Sons SA	55,300	174,802
	Wiz Co.	25,600	34,380
	YDUQS Participacoes SA	105,367	243,493
*	Zamp SA	78,928	49,193
TOTAL BRAZIL			43,713,327
CHILE — (0.6%)
	Aguas Andinas SA, Class A	640,658	210,850
	Banco de Chile (BCH US), ADR	18,151	495,885
	Banco de Credito e Inversiones SA	8,124	322,417
	Banco Santander Chile (BSAC US), ADR	8,394	193,146
	Banco Santander Chile (BSAN CI)	2,610,133	150,767
	Besalco SA	1,195	1,007
	Bicecorp SA	363,513	99,885
*	CAP SA	20,450	97,350
	Cencosud SA	127,986	385,559
	Cencosud Shopping SA	75,632	147,748
	Cia Cervecerias Unidas SA (CCU CI)	43,042	254,558
*	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	2,514	29,489
	Cia Sud Americana de Vapores SA	4,001,974	202,236
	Colbun SA	1,721,641	254,863
	Embotelladora Andina SA, ADR, Class B	11,505	263,695
	Empresa Nacional de Telecomunicaciones SA	85,373	280,518
	Empresas CMPC SA	167,426	235,850

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Empresas Copec SA	66,185	$438,167
	Enel Americas SA (ENELAM CI)	1,854,155	184,918
	Enel Chile SA (ENELCHIL CI)	2,979,451	190,847
	Engie Energia Chile SA	147,721	180,587
	Falabella SA	16,488	82,219
	Forus SA	13,556	28,787
	Grupo Security SA	11,775	3,241
	Instituto de Diagnostico SA	5,826	14,238
	Inversiones Aguas Metropolitanas SA	183,489	156,581
	Inversiones La Construccion SA	16,231	179,697
	Latam Airlines Group SA	17,898,107	391,414
	Latam Airlines Group SA, ADR	2,442	105,958
*	Multiexport Foods SA	50,860	12,701
	Parque Arauco SA	129,176	263,503
	Plaza SA	95,040	200,788
	Ripley Corp. SA	380,831	161,321
	Salfacorp SA	242,422	178,711
	Sigdo Koppers SA	25,113	33,135
	SMU SA	1,132,190	179,151
	Sociedad Matriz SAAM SA	1,011,061	122,665
#*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,338	122,671
	SONDA SA	206,223	68,694
	Vina Concha y Toro SA	177,682	189,975
TOTAL CHILE			7,115,792
COLOMBIA — (0.2%)
	Celsia SA	80,851	90,784
	Cementos Argos SA	85,190	223,470
*	Corp. Financiera Colombiana SA	48,312	202,448
	Grupo Argos SA	74,129	301,069
	Grupo Cibest SA	23,541	306,513
	Grupo Cibest SA, ADR	8,441	366,508
	Grupo de Inversiones Suramericana SA	19,040	210,157
	Grupo Energia Bogota SA ESP	166,611	117,423
	Interconexion Electrica SA ESP	23,212	116,455
	Mineros SA	59,641	107,720
	Organizacion Terpel SA	3,596	11,168
		Shares	Value»
COLOMBIA — (Continued)
	Promigas SA ESP	7,558	$12,098
TOTAL COLOMBIA			2,065,813
CZECH REPUBLIC — (0.2%)
	CEZ AS	15,989	926,393
	Komercni Banka AS	7,982	380,227
Ω	Moneta Money Bank AS	81,201	564,804
	Philip Morris CR AS	169	136,348
TOTAL CZECH REPUBLIC			2,007,772
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	55,885	106,825
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	131,836	252,333
TOTAL EGYPT			359,158
FRANCE — (0.0%)
	Carrefour SA, BDR	20,662	309,807
GREECE — (0.8%)
	Aegean Airlines SA	11,869	170,669
*	Aktor SA Holding Co. Technical & Energy Projects	6,251	44,460
	Alpha Bank SA	262,104	981,089
	Athens International Airport SA	6,092	69,483
	Athens Water Supply & Sewage Co. SA	7,308	61,148
	Autohellas Tourist & Trading SA	4,052	49,179
	Avax SA	8,062	20,926
	Bank of Greece	6,383	109,832
	Ellaktor SA	24,740	37,426
	ElvalHalcor SA	19,905	57,022
	Eurobank Ergasias Services & Holdings SA	249,311	915,061
	Fourlis Holdings SA	13,371	67,784
	GEK Terna SA	15,008	370,426
	Hellenic Exchanges - Athens Stock Exchange SA	13,812	109,817
	Hellenic Telecommunications Organization SA	19,276	349,346
	Helleniq Energy Holdings SA	43,820	384,701

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Holding Co. ADMIE IPTO SA	34,528	$130,035
	Ideal Holdings SA	3,864	26,427
	Intracom Holdings SA	17,092	64,415
	Jumbo SA	18,270	616,242
	Kri-Kri Milk Industry SA	3,698	79,022
*	LAMDA Development SA	19,123	145,192
	Metlen Energy & Metals SA	17,887	983,988
	Motor Oil Hellas Corinth Refineries SA	10,567	302,717
	National Bank of Greece SA	51,833	722,995
	OPAP SA	16,415	367,642
	Piraeus Financial Holdings SA	144,597	1,111,869
	Piraeus Port Authority SA	2,285	125,423
	Profile Systems & Software SA	1,902	16,588
	Public Power Corp. SA	16,808	272,617
	Quest Holdings SA	10,392	86,692
	Sarantis SA	6,337	96,862
	Thrace Plastics Holding & Co.	6,640	29,892
	Titan SA (TITC BB)	7,464	298,178
	Titan SA (TITC GA)	1,563	64,434
TOTAL GREECE			9,339,599
HUNGARY — (0.3%)
*	4iG Nyrt	8,332	43,546
	Magyar Telekom Telecommunications PLC	90,034	447,053
	MOL Hungarian Oil & Gas PLC	90,708	788,118
	Opus Global Nyrt	41,353	67,645
	OTP Bank Nyrt	21,900	1,777,095
	Richter Gedeon Nyrt	5,839	175,100
TOTAL HUNGARY			3,298,557
INDIA — (25.1%)
	360 ONE WAM Ltd.	19,404	232,320
	3M India Ltd.	529	186,705
	63 Moons Technologies Ltd.	8,503	96,682
	Aarti Drugs Ltd.	10,228	58,959
	Aarti Industries Ltd.	26,945	127,760
	Aarti Pharmalabs Ltd.	15,040	155,211
*	Aavas Financiers Ltd.	14,079	277,020
	ABB India Ltd.	4,772	299,031
	ACC Ltd.	5,609	114,252
		Shares	Value»
INDIA — (Continued)
	Accelya Solutions India Ltd.	1,250	$19,717
	Action Construction Equipment Ltd.	12,494	160,978
*	Adani Energy Solutions Ltd.	73,104	668,559
	Adani Enterprises Ltd.	5,614	154,962
*	Adani Green Energy Ltd.	2,031	22,702
	Adani Ports & Special Economic Zone Ltd.	77,903	1,215,854
*	Adani Power Ltd.	138,896	924,427
	Adani Total Gas Ltd.	15,637	107,099
	ADF Foods Ltd.	19,716	54,760
*	Aditya Birla Capital Ltd.	161,410	470,009
*	Aditya Birla Fashion & Retail Ltd.	65,024	53,879
*	Aditya Birla Lifestyle Brands Ltd.	65,024	105,777
	Aditya Birla Real Estate Ltd.	9,815	210,895
	Advanced Enzyme Technologies Ltd.	17,159	68,233
	Advent Hotels International Pvt Ltd.	4,756	16,977
	Aegis Logistics Ltd.	32,753	267,614
*	Aether Industries Ltd.	6,004	52,440
	Agarwal Industrial Corp. Ltd.	1,078	12,032
	AGI Greenpac Ltd.	10,343	112,830
	Ahluwalia Contracts India Ltd.	12,390	144,371
	AIA Engineering Ltd.	12,890	460,486
	Ajanta Pharma Ltd.	13,477	420,276
	Ajmera Realty & Infra India Ltd.	9,113	92,471
	Akzo Nobel India Ltd.	2,999	128,933
	Alembic Ltd.	33,100	41,986
	Alembic Pharmaceuticals Ltd.	18,458	205,191
	Alkem Laboratories Ltd.	5,869	336,023
	Alkyl Amines Chemicals	4,618	123,412
*	Allcargo Gati Ltd.	15,456	11,381
	Allcargo Logistics Ltd.	101,641	40,327
	Allied Digital Services Ltd.	10,913	19,632
	Amara Raja Energy & Mobility Ltd.	51,932	569,663
*	Amber Enterprises India Ltd.	3,553	320,622
	Ambika Cotton Mills Ltd.	566	9,988

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ambuja Cements Ltd.	65,025	$435,818
	Amrutanjan Health Care Ltd.	2,828	21,170
	Anant Raj Ltd.	36,315	230,611
	Andhra Paper Ltd.	15,705	13,931
	Andhra Sugars Ltd.	11,068	9,720
	Angel One Ltd.	21,910	644,619
*Ω	Antony Waste Handling Cell Ltd.	6,735	46,784
	Anup Engineering Ltd.	3,082	93,484
	Anupam Rasayan India Ltd.	1,186	15,249
	Apar Industries Ltd.	4,913	494,266
	Apcotex Industries Ltd.	4,995	24,331
	APL Apollo Tubes Ltd.	23,471	426,807
	Apollo Hospitals Enterprise Ltd.	8,751	746,969
	Apollo Micro Systems Ltd.	59,115	115,976
	Apollo Pipes Ltd.	1,408	6,465
	Apollo Tyres Ltd.	133,844	689,244
	Aptus Value Housing Finance India Ltd.	73,163	273,421
*	Arman Financial Services Ltd.	2,204	40,983
	Artemis Medicare Services Ltd.	5,281	14,303
	Arvind Fashions Ltd.	28,086	177,054
	Arvind Ltd.	62,284	223,631
	Arvind SmartSpaces Ltd.	2,067	14,621
	Asahi India Glass Ltd.	25,934	247,647
*	Ashapura Minechem Ltd.	9,804	61,568
	Ashiana Housing Ltd.	14,741	53,367
	Ashok Leyland Ltd.	806,476	1,110,140
*	Ashoka Buildcon Ltd.	67,324	154,252
	Asian Paints Ltd.	33,720	918,450
	Associated Alcohols & Breweries Ltd.	3,899	45,606
Ω	Aster DM Healthcare Ltd.	70,402	484,318
	Astra Microwave Products Ltd.	10,836	118,202
	Astral Ltd.	5,896	93,824
	AstraZeneca Pharma India Ltd.	1,328	138,661
	Atul Ltd.	3,839	289,061
Ω	AU Small Finance Bank Ltd.	71,553	603,273
	AurionPro Solutions Ltd.	3,408	52,446
*	Aurobindo Pharma Ltd.	67,160	866,804
	Automotive Axles Ltd.	895	18,943
	Avadh Sugar & Energy Ltd.	5,287	27,625
		Shares	Value»
INDIA — (Continued)
	Avantel Ltd.	38,083	$54,989
	Avanti Feeds Ltd.	16,537	127,303
*Ω	Avenue Supermarts Ltd.	4,658	225,379
*	AWL Agri Business Ltd.	27,910	83,051
	Axis Bank Ltd. (AXSB IN)	302,105	3,668,786
*	AXISCADES Technologies Ltd.	1,290	19,345
	Bajaj Auto Ltd.	8,800	800,716
*	Bajaj Consumer Care Ltd.	24,345	61,978
	Bajaj Finance Ltd.	325,118	3,249,144
	Bajaj Finserv Ltd.	28,992	642,839
*	Bajaj Hindusthan Sugar Ltd.	122,007	32,282
	Bajaj Holdings & Investment Ltd.	3,089	493,817
	Balaji Amines Ltd.	1,650	33,529
	Balkrishna Industries Ltd.	18,179	553,366
	Balmer Lawrie & Co. Ltd.	21,317	50,931
	Balrampur Chini Mills Ltd.	42,518	283,467
	Balu Forge Industries Ltd.	1,139	7,892
	Banco Products India Ltd.	16,872	113,761
Ω	Bandhan Bank Ltd.	215,416	410,829
	Bank of Baroda	154,395	416,960
	Bank of India	155,774	196,899
	Bank of Maharashtra	262,660	166,998
	Bannari Amman Sugars Ltd.	618	26,420
*	Barbeque Nation Hospitality Ltd.	5,008	16,167
	BASF India Ltd.	3,607	205,825
	Bata India Ltd.	14,618	199,539
	Bayer CropScience Ltd.	4,265	307,059
	BCL Industries Ltd.	57,245	28,723
	BEML Ltd.	2,206	98,855
	Berger Paints India Ltd.	32,623	208,551
*	BF Utilities Ltd.	5,803	49,128
	Bhansali Engineering Polymers Ltd.	47,575	62,895
	Bharat Bijlee Ltd.	2,394	80,240
	Bharat Dynamics Ltd.	2,525	46,355
	Bharat Electronics Ltd.	342,534	1,487,681
	Bharat Forge Ltd.	55,677	736,494
	Bharat Heavy Electricals Ltd.	89,496	242,271
	Bharat Petroleum Corp. Ltd.	147,195	546,467
	Bharat Rasayan Ltd.	365	45,240

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bharat Wire Ropes Ltd.	10,106	$21,420
	Bharti Airtel Ltd.	275,115	5,981,820
	Biocon Ltd.	77,301	343,130
	Birla Corp. Ltd.	6,698	104,334
	BirlaNu Ltd.	1,089	28,524
	Birlasoft Ltd.	47,548	210,315
*	Black Box Ltd.	13,958	80,581
	Bliss Gvs Pharma Ltd.	7,243	14,484
	Blue Dart Express Ltd.	2,251	153,421
	Blue Star Ltd.	21,273	419,501
*	Bluspring Enterprises Ltd.	25,700	25,818
	Bombay Burmah Trading Co.	9,103	195,904
	Bombay Dyeing & Manufacturing Co. Ltd.	39,140	75,478
*	Borosil Ltd.	11,332	42,135
*	Borosil Renewables Ltd.	3,713	25,628
*	Borosil Scientific Ltd.	1,931	3,605
	Bosch Ltd.	253	116,110
	Brigade Enterprises Ltd.	40,583	461,083
*	Brightcom Group Ltd.	479,160	74,993
	Britannia Industries Ltd.	14,660	963,554
	BSE Ltd.	13,669	376,332
*	Camlin Fine Sciences Ltd.	22,865	69,290
	Campus Activewear Ltd.	29,039	88,283
	Can Fin Homes Ltd.	31,355	267,626
	Canara Bank	337,267	409,681
	Cantabil Retail India Ltd.	6,559	19,766
*	Capacit'e Infraprojects Ltd.	16,597	57,659
	Caplin Point Laboratories Ltd.	7,519	176,458
	Carborundum Universal Ltd.	22,547	239,524
	Care Ratings Ltd.	5,411	104,265
*	Cartrade Tech Ltd.	11,469	284,464
	Carysil Ltd.	5,598	56,132
	Castrol India Ltd.	128,843	318,927
	CCL Products India Ltd.	24,480	238,379
	CE Info Systems Ltd.	3,314	67,504
	Ceat Ltd.	9,788	368,675
	Cello World Ltd.	7,189	48,724
	Central Depository Services India Ltd.	30,520	512,067
	Centum Electronics Ltd.	801	20,151
	Century Enka Ltd.	4,205	24,646
		Shares	Value»
INDIA — (Continued)
	Century Plyboards India Ltd.	20,093	$168,102
	Cera Sanitaryware Ltd.	819	60,756
	CESC Ltd.	131,865	252,089
	CG Power & Industrial Solutions Ltd.	79,740	600,256
*	Chalet Hotels Ltd.	17,564	183,312
	Chambal Fertilisers & Chemicals Ltd.	79,922	469,676
*	Chemplast Sanmar Ltd.	12,191	57,716
	Chennai Petroleum Corp. Ltd.	8,882	68,824
*	Choice International Ltd.	16,047	138,666
	Cholamandalam Financial Holdings Ltd.	43,976	938,973
	Cholamandalam Investment & Finance Co. Ltd.	52,654	858,643
	CIE Automotive India Ltd.	53,868	246,304
*	Cigniti Technologies Ltd.	3,495	65,963
	Cipla Ltd.	102,407	1,805,504
	City Union Bank Ltd.	182,102	441,748
	Clean Science & Technology Ltd.	4,065	56,574
	CMS Info Systems Ltd.	62,852	328,140
	Coal India Ltd.	121,736	520,044
Ω	Cochin Shipyard Ltd.	10,374	207,960
	Coforge Ltd.	28,470	563,903
*	Cohance Lifesciences Ltd.	12,529	141,734
	Colgate-Palmolive India Ltd.	24,130	615,889
	Computer Age Management Services Ltd.	13,030	548,707
	Concord Biotech Ltd.	1,759	35,386
	Confidence Petroleum India Ltd.	66,586	39,107
	Container Corp. of India Ltd.	20,875	136,984
	Control Print Ltd.	1,774	15,380
	Coromandel International Ltd.	20,387	618,448
	Cosmo First Ltd.	5,458	62,507
	Craftsman Automation Ltd.	3,859	292,937
	CreditAccess Grameen Ltd.	15,078	212,424
	CRISIL Ltd.	3,427	206,957

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals Ltd.	158,231	$580,120
*	CSB Bank Ltd.	18,955	90,613
	Cummins India Ltd.	16,927	684,823
	Cyient Ltd.	28,979	395,560
*Ω	D.P. Abhushan Ltd.	1,177	22,096
	Dabur India Ltd.	55,427	334,080
	Dalmia Bharat Ltd.	14,444	365,478
	Dalmia Bharat Sugar & Industries Ltd.	2,751	11,545
	Datamatics Global Services Ltd.	1,601	17,924
	DB Corp. Ltd.	26,479	81,132
	DCB Bank Ltd.	49,820	76,075
	DCM Shriram Industries Ltd.	16,478	31,511
	DCM Shriram Ltd.	10,202	165,631
*	DCW Ltd.	61,842	53,945
	Deep Industries Ltd.	10,711	58,327
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	21,736	396,193
	Deepak Nitrite Ltd.	15,119	317,766
*	Delhivery Ltd.	146,903	712,928
	Delta Corp. Ltd.	30,055	29,025
*	DEN Networks Ltd.	45,465	19,114
*	Devyani International Ltd.	117,760	217,768
*	Dhani Services Ltd.	86,932	60,557
*	Dhanlaxmi Bank Ltd.	78,664	24,108
	Dhanuka Agritech Ltd.	6,280	136,413
*	Digitide Solutions Ltd.	25,700	67,904
Ω	Dilip Buildcon Ltd.	16,079	87,681
*	Dish TV India Ltd.	327,685	20,018
*	Dishman Carbogen Amcis Ltd.	22,821	65,465
	Divi's Laboratories Ltd.	6,555	490,682
	Dixon Technologies India Ltd.	6,528	1,245,859
	DLF Ltd.	55,890	497,479
	D-Link India Ltd.	6,113	35,517
	Dodla Dairy Ltd.	5,615	81,576
	Dollar Industries Ltd.	4,851	21,039
Ω	Dr. Lal PathLabs Ltd.	10,223	365,765
	Dr. Reddy's Laboratories Ltd., ADR	63,257	899,515
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	44,832	645,193
	Dreamfolks Services Ltd.	3,250	5,078
*	Dwarikesh Sugar Industries Ltd.	61,056	29,272
	Dynacons Systems & Solutions Ltd.	1,487	16,899
		Shares	Value»
INDIA — (Continued)
	Dynamatic Technologies Ltd.	588	$44,276
*Ω	E2E Networks Ltd.	1,665	39,162
*	Easy Trip Planners Ltd.	285,129	31,874
	eClerx Services Ltd.	8,402	360,147
	Edelweiss Financial Services Ltd.	202,329	235,749
	Eicher Motors Ltd.	16,833	1,046,437
*	EID Parry India Ltd.	31,887	445,086
	EIH Associated Hotels	6,270	27,532
	EIH Ltd.	63,235	270,766
	Eimco Elecon India Ltd.	585	14,982
	Elecon Engineering Co. Ltd.	23,266	151,185
*	Electronics Mart India Ltd.	19,141	27,809
	Electrosteel Castings Ltd.	135,133	170,621
	Elgi Equipments Ltd.	51,873	334,589
	Emami Ltd.	61,706	420,294
*	Embassy Developments Ltd.	119,619	143,267
	eMudhra Ltd.	789	6,935
Ω	Endurance Technologies Ltd.	6,676	193,376
	Engineers India Ltd.	73,378	177,582
	Epigral Ltd.	5,169	118,818
	EPL Ltd.	49,568	125,665
Ω	Equitas Small Finance Bank Ltd.	117,435	78,887
Ω	Eris Lifesciences Ltd.	14,042	289,663
	ESAB India Ltd.	1,270	77,085
	Escorts Kubota Ltd.	3,570	137,122
*	Eternal Ltd.	98,030	343,303
*	Eureka Forbes Ltd.	15,278	97,176
	Eveready Industries India Ltd.	10,581	50,730
	Everest Kanto Cylinder Ltd.	5,871	8,597
	Excel Industries Ltd.	1,959	30,172
	Exide Industries Ltd.	57,088	248,932
	Fairchem Organics Ltd.	1,304	13,082
	FDC Ltd.	17,888	97,034
	Federal Bank Ltd.	306,017	707,482
*	Federal-Mogul Goetze India Ltd.	4,659	30,469
	FIEM Industries Ltd.	4,387	95,714
	Filatex India Ltd.	78,365	49,462
	Fine Organic Industries Ltd.	2,833	171,258
	Fineotex Chemical Ltd.	16,558	49,126
*	Fino Payments Bank Ltd.	8,826	26,770
	Finolex Cables Ltd.	22,509	226,108

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Finolex Industries Ltd.	83,636	$193,592
	Firstsource Solutions Ltd.	123,278	478,581
	Force Motors Ltd.	1,743	336,705
	Fortis Healthcare Ltd.	53,198	518,391
*	FSN E-Commerce Ventures Ltd.	154,466	367,984
*	Fusion Finance Ltd.	21,824	34,464
	G R Infraprojects Ltd.	5,940	82,958
	Gabriel India Ltd.	24,854	292,126
	GAIL India Ltd. (GAIL IN)	430,608	866,837
	Galaxy Surfactants Ltd.	3,725	112,843
	Ganesh Housing Corp. Ltd.	6,806	69,628
	Ganesha Ecosphere Ltd.	4,405	74,246
	Garware Hi-Tech Films Ltd.	1,998	77,961
	Garware Technical Fibres Ltd.	14,005	144,663
	Gateway Distriparks Ltd.	119,695	96,405
	GE Vernova T&D India Ltd.	18,548	574,785
*	Genesys International Corp. Ltd.	3,296	22,648
	Geojit Financial Services Ltd.	39,989	33,030
	GHCL Ltd.	34,748	235,959
	GHCL Textiles Ltd.	31,467	31,430
	GIC Housing Finance Ltd.	13,076	27,789
	Gillette India Ltd.	1,608	197,159
Ω	Gland Pharma Ltd.	10,852	253,520
	GlaxoSmithKline Pharmaceuticals Ltd.	7,421	264,279
	Glenmark Pharmaceuticals Ltd.	11,472	275,880
*	Global Health Ltd.	28,095	418,897
	Globus Spirits Ltd.	6,694	97,081
	GM Breweries Ltd.	1,395	10,855
	GMM Pfaudler Ltd.	8,242	131,032
*	GMR Airports Ltd.	351,496	358,531
*	Go Fashion India Ltd.	4,641	43,792
	Godawari Power & Ispat Ltd.	113,718	250,050
	Godfrey Phillips India Ltd.	4,031	418,459
Ω	Godrej Agrovet Ltd.	11,601	111,691
	Godrej Consumer Products Ltd.	49,258	705,776
*	Godrej Industries Ltd.	8,886	114,349
*	Godrej Properties Ltd.	6,360	151,589
		Shares	Value»
INDIA — (Continued)
*	Gokul Agro Resources Ltd.	11,896	$42,269
	Goldiam International Ltd.	15,256	59,070
	Goodluck India Ltd.	5,071	64,262
	Granules India Ltd.	53,307	287,363
	Graphite India Ltd.	23,649	153,918
	Grasim Industries Ltd.	28,639	899,212
	Grauer & Weil India Ltd.	18,916	21,667
	Gravita India Ltd.	7,506	159,781
	Great Eastern Shipping Co. Ltd.	39,728	423,659
	Greaves Cotton Ltd.	29,666	76,022
	Greenlam Industries Ltd.	18,356	49,122
	Greenpanel Industries Ltd.	20,901	69,666
	Greenply Industries Ltd.	23,053	84,403
	Grindwell Norton Ltd.	11,073	194,344
	Group Ltd.	163	4,365
	Gufic Biosciences Ltd.	8,341	37,578
	Gujarat Alkalies & Chemicals Ltd.	6,420	42,483
	Gujarat Ambuja Exports Ltd.	37,730	47,024
	Gujarat Fluorochemicals Ltd.	2,733	111,068
	Gujarat Gas Ltd.	24,523	123,194
	Gujarat Industries Power Co. Ltd.	12,026	27,298
	Gujarat Mineral Development Corp. Ltd.	28,024	125,315
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	19,393	118,991
	Gujarat Pipavav Port Ltd.	99,450	178,397
	Gujarat State Fertilizers & Chemicals Ltd.	81,424	188,648
	Gujarat State Petronet Ltd.	124,444	444,780
	Gulf Oil Lubricants India Ltd.	7,458	102,122
	Happiest Minds Technologies Ltd.	9,356	64,518
Ω	Harsha Engineers Ltd.	8,231	38,835
*	Hathway Cable & Datacom Ltd.	271,791	46,312
	Hatsun Agro Product Ltd.	15,635	163,781
	Havells India Ltd.	22,209	378,894
	HBL Engineering Ltd.	32,473	217,032

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HCL Technologies Ltd.	156,842	$2,609,763
Ω	HDFC Asset Management Co. Ltd.	13,435	860,680
	HDFC Bank Ltd.	485,352	11,136,899
Ω	HDFC Life Insurance Co. Ltd.	23,571	202,928
*	HealthCare Global Enterprises Ltd.	16,223	114,941
	HEG Ltd.	24,996	162,066
	HeidelbergCement India Ltd.	22,296	53,980
	Heritage Foods Ltd.	14,012	75,710
	Hero MotoCorp Ltd. (HMCL IN)	36,329	1,756,240
*	Heubach Colorants India Ltd.	936	6,305
	HFCL Ltd.	232,140	200,059
	HG Infra Engineering Ltd.	9,569	113,032
	Hikal Ltd.	17,498	64,341
	Himadri Speciality Chemical Ltd.	51,353	275,780
	Himatsingka Seide Ltd.	19,970	31,622
	Hindalco Industries Ltd.	233,573	1,809,953
	Hinduja Global Solutions Ltd.	1,622	10,617
	Hindustan Aeronautics Ltd.	31,199	1,605,264
	Hindustan Copper Ltd.	47,504	131,077
*	Hindustan Foods Ltd.	11,616	71,840
*	Hindustan Oil Exploration Co. Ltd.	19,694	37,268
	Hindustan Petroleum Corp. Ltd.	130,363	617,242
	Hindustan Unilever Ltd.	54,853	1,577,105
	Hindware Home Innovation Ltd.	6,918	20,885
	Hitachi Energy India Ltd.	1,215	277,493
	HI-Tech Pipes Ltd.	22,958	23,590
	Hle Glascoat Ltd.	660	3,369
Ω	Home First Finance Co. India Ltd.	17,047	234,290
	Honda India Power Products Ltd.	994	32,566
	Honeywell Automation India Ltd.	65	28,662
	HPL Electric & Power Ltd.	7,395	48,008
*	Hubtown Ltd.	5,074	19,294
	Huhtamaki India Ltd.	6,976	17,462
	I G Petrochemicals Ltd.	1,965	10,797
		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd. (IBN US), Sponsored ADR	203,224	$6,848,649
	ICICI Bank Ltd. (ICICIBC IN)	339,470	5,730,713
Ω	ICICI Lombard General Insurance Co. Ltd.	10,010	219,674
Ω	ICICI Prudential Life Insurance Co. Ltd.	19,106	134,040
	ICRA Ltd.	536	40,372
*	IDFC First Bank Ltd.	1,044,418	816,133
*	IFB Industries Ltd.	3,379	50,529
*	IFCI Ltd.	254,447	164,655
	Igarashi Motors India Ltd.	1,653	10,812
	IIFL Capital Services Ltd.	62,672	226,244
*	IIFL Finance Ltd.	50,806	271,931
*	Imagicaaworld Entertainment Ltd.	63,014	45,380
*	India Cements Ltd.	17,689	73,464
	India Glycols Ltd.	5,232	101,418
	India Nippon Electricals Ltd.	1,312	11,390
	India Power Corp. Ltd.	54,677	7,936
Ω	IndiaMart InterMesh Ltd.	12,969	382,706
	Indian Bank	77,544	548,511
Ω	Indian Energy Exchange Ltd.	171,970	265,271
	Indian Hotels Co. Ltd.	57,001	479,827
	Indian Hume Pipe Co. Ltd.	2,210	10,288
	Indian Metals & Ferro Alloys Ltd.	9,165	76,310
	Indian Oil Corp. Ltd.	270,638	446,182
	Indian Railway Catering & Tourism Corp. Ltd.	36,046	297,461
Ω	Indian Railway Finance Corp. Ltd.	113,568	164,871
	Indigo Paints Ltd.	7,711	105,220
	Indo Count Industries Ltd.	33,712	103,768
*	Indo Tech Transformers Ltd.	749	14,288
	Indoco Remedies Ltd.	5,241	18,884
*Ω	IndoStar Capital Finance Ltd.	3,121	10,277
	Indraprastha Gas Ltd.	137,518	320,393
	Indraprastha Medical Corp. Ltd.	17,275	92,237
*	Indus Towers Ltd.	283,922	1,165,750
	IndusInd Bank Ltd.	38,461	348,548
*	Infibeam Avenues Ltd.	268,149	42,157
	Info Edge India Ltd.	36,142	570,638
	Infosys Ltd. (INFO IN)	466,643	7,935,647

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
#	Infosys Ltd. (INFY US), Sponsored ADR	50,694	$847,604
	Ingersoll Rand India Ltd.	2,739	120,538
*	Inox Wind Ltd.	88,411	150,772
	Insecticides India Ltd.	517	6,318
	Intellect Design Arena Ltd.	22,553	261,238
*Ω	InterGlobe Aviation Ltd.	25,446	1,703,307
	IOL Chemicals & Pharmaceuticals Ltd.	51,595	60,336
	ION Exchange India Ltd.	24,589	130,171
	Ipca Laboratories Ltd.	12,362	207,444
	IRB Infrastructure Developers Ltd.	311,346	159,295
Ω	IRCON International Ltd.	35,921	71,925
	ISGEC Heavy Engineering Ltd.	8,354	104,181
*	ITC Hotels Ltd.	30,927	81,121
	ITC Ltd.	464,627	2,177,636
	ITD Cementation India Ltd.	24,738	218,850
	J Kumar Infraprojects Ltd.	18,947	152,138
	Jagran Prakashan Ltd.	13,332	11,077
*	Jai Balaji Industries Ltd.	20,997	27,047
*	Jain Irrigation Systems Ltd.	49,192	28,447
*	Jaiprakash Power Ventures Ltd.	597,377	141,838
	Jammu & Kashmir Bank Ltd.	124,246	147,059
	Jamna Auto Industries Ltd.	59,384	62,379
	Jash Engineering Ltd.	7,090	47,007
	JB Chemicals & Pharmaceuticals Ltd.	22,461	455,124
	JBM Auto Ltd.	3,616	26,358
	Jindal Drilling & Industries Ltd.	4,028	29,471
	Jindal Poly Films Ltd.	3,978	26,225
	Jindal Saw Ltd.	134,185	322,160
	Jindal Stainless Ltd.	101,074	795,458
	Jindal Steel & Power Ltd.	72,225	791,817
	Jindal Worldwide Ltd.	32,640	15,123
*	Jio Financial Services Ltd.	276,444	1,032,984
*	JITF Infralogistics Ltd.	5,343	21,261
	JK Cement Ltd.	7,212	546,173
		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement Ltd.	21,261	$235,511
	JK Paper Ltd.	41,224	166,965
	JK Tyre & Industries Ltd.	52,176	198,672
	JM Financial Ltd.	165,343	295,814
	JSW Energy Ltd.	20,216	118,912
	JSW Steel Ltd.	46,156	555,626
	JTEKT India Ltd.	15,736	23,093
	Jubilant Foodworks Ltd.	63,883	472,356
	Jubilant Ingrevia Ltd.	24,683	217,509
	Jubilant Pharmova Ltd.	22,508	305,684
*	Just Dial Ltd.	8,957	85,355
	Jyothy Labs Ltd.	35,738	136,486
*	Jyoti Structures Ltd.	161,009	30,707
	Kajaria Ceramics Ltd.	16,905	226,810
	Kalpataru Projects International Ltd.	42,366	552,137
	Kalyan Jewellers India Ltd.	55,739	374,594
	Kalyani Steels Ltd.	7,935	80,175
	Kansai Nerolac Paints Ltd.	35,588	99,405
	Karnataka Bank Ltd.	90,252	185,446
	Karur Vysya Bank Ltd.	154,518	467,258
	Kaveri Seed Co. Ltd.	8,556	107,985
*	Kaynes Technology India Ltd.	1,125	79,178
	KCP Ltd.	26,632	61,436
	KDDL Ltd.	1,815	55,480
	KEC International Ltd.	36,087	352,635
	KEI Industries Ltd.	13,119	572,336
*	Kellton Tech Solutions Ltd.	147,300	47,796
	Kennametal India Ltd.	1,194	29,441
*	Kesoram Industries Ltd.	41,342	2,534
	Kewal Kiran Clothing Ltd.	3,126	19,726
	Keystone Realtors Ltd.	3,370	23,740
	Kfin Technologies Ltd.	14,286	175,160
*	Kiri Industries Ltd.	11,151	69,342
	Kirloskar Brothers Ltd.	7,218	161,039
*	Kirloskar Electric Co. Ltd.	4,854	7,075
	Kirloskar Ferrous Industries Ltd.	15,358	105,441
	Kirloskar Oil Engines Ltd.	31,595	322,802
	Kirloskar Pneumatic Co. Ltd.	9,309	139,509
	Kitex Garments Ltd.	30,636	78,555
	KNR Constructions Ltd.	55,240	134,043

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kolte-Patil Developers Ltd.	10,089	$47,331
	Kopran Ltd.	10,292	18,796
	Kotak Mahindra Bank Ltd.	64,570	1,455,814
	Kovai Medical Center & Hospital Ltd.	1,289	92,100
Ω	KPI Green Energy Ltd.	20,307	118,537
	KPIT Technologies Ltd.	28,163	390,467
	KPR Mill Ltd.	21,592	279,580
	KRBL Ltd.	17,603	77,088
*Ω	Krishna Institute of Medical Sciences Ltd.	68,294	583,737
	Krsnaa Diagnostics Ltd.	5,763	56,335
	KSB Ltd.	14,502	139,783
	Ksolves India Ltd.	1,950	7,132
	L&T Finance Ltd.	136,753	313,678
Ω	L&T Technology Services Ltd.	5,995	292,547
	LA Opala RG Ltd.	18,389	57,727
	Larsen & Toubro Ltd.	47,469	1,958,793
*	Latent View Analytics Ltd.	8,915	41,598
Ω	Laurus Labs Ltd.	38,904	386,671
	Laxmi Organic Industries Ltd.	31,695	73,510
*Ω	Lemon Tree Hotels Ltd.	140,764	240,186
	LG Balakrishnan & Bros Ltd.	12,125	174,488
	LIC Housing Finance Ltd.	100,747	670,814
	Lincoln Pharmaceuticals Ltd.	1,750	10,611
	Linde India Ltd.	1,346	100,263
*	Lloyds Engineering Works Ltd.	189,456	146,062
	Lloyds Metals & Energy Ltd.	19,086	326,524
	LMW Ltd.	563	96,860
Ω	Lodha Developers Ltd.	15,214	213,659
	LT Foods Ltd.	56,464	311,867
Ω	LTIMindtree Ltd.	9,261	535,713
	Lumax Auto Technologies Ltd.	12,617	155,966
	Lumax Industries Ltd.	867	38,940
	Lupin Ltd.	39,190	854,762
	LUX Industries Ltd.	2,047	32,001
	Mahanagar Gas Ltd.	10,152	155,934
	Maharashtra Scooters Ltd.	1,176	212,949
	Maharashtra Seamless Ltd.	12,815	102,721
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Financial Services Ltd.	123,936	$361,841
	Mahindra & Mahindra Ltd.	146,799	5,338,330
*	Mahindra Holidays & Resorts India Ltd.	25,080	101,555
	Mahindra Lifespace Developers Ltd.	33,400	142,157
Ω	Mahindra Logistics Ltd.	13,578	51,957
	Maithan Alloys Ltd.	2,775	34,702
*	Man Industries India Ltd.	10,285	52,167
	Man Infraconstruction Ltd.	33,991	67,340
	Manali Petrochemicals Ltd.	23,060	17,869
	Manappuram Finance Ltd.	295,914	852,783
	Mangalam Cement Ltd.	4,272	34,418
	Mangalore Refinery & Petrochemicals Ltd.	12,198	17,470
*	Mankind Pharma Ltd.	5,624	163,605
	Manorama Industries Ltd.	870	15,047
	Marico Ltd.	66,695	538,944
	Marksans Pharma Ltd.	85,376	219,722
	Maruti Suzuki India Ltd.	9,918	1,412,810
Ω	MAS Financial Services Ltd.	29,522	103,751
	Mastek Ltd.	6,052	166,920
Ω	Matrimony.com Ltd.	4,362	26,332
*	Max Estates Ltd.	2,275	12,545
*	Max Financial Services Ltd.	14,865	253,047
	Max Healthcare Institute Ltd.	39,483	561,966
*	Max India Ltd.	6,702	16,534
	Mayur Uniquoters Ltd.	8,463	53,349
	Mazagon Dock Shipbuilders Ltd.	6,066	190,323
Ω	Medi Assist Healthcare Services Ltd.	15,308	92,614
*	Medplus Health Services Ltd.	17,800	189,018
*	Meghmani Organics Ltd.	44,171	49,696
	Metro Brands Ltd.	2,817	39,930
*Ω	Metropolis Healthcare Ltd.	9,030	204,443
	Minda Corp. Ltd.	26,907	151,964
Ω	Mishra Dhatu Nigam Ltd.	7,745	34,767
	MM Forgings Ltd.	9,402	36,681

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	MOIL Ltd.	30,538	$118,991
	Monte Carlo Fashions Ltd.	2,815	18,594
*	Morepen Laboratories Ltd.	137,144	91,025
	Motherson Sumi Wiring India Ltd.	717,323	304,166
	Motilal Oswal Financial Services Ltd.	47,784	494,687
	Mphasis Ltd.	18,564	586,926
	MPS Ltd.	1,629	43,540
	MRF Ltd.	573	965,140
	Mrs Bectors Food Specialities Ltd.	9,947	170,720
	MSTC Ltd.	8,488	46,127
	Muthoot Finance Ltd.	28,080	837,012
*	Nalwa Sons Investments Ltd.	521	39,774
	Narayana Hrudayalaya Ltd.	18,645	408,354
	Natco Pharma Ltd.	43,517	472,083
	National Aluminium Co. Ltd.	337,794	708,327
	National Fertilizers Ltd.	40,180	44,418
	Nava Ltd.	36,228	259,189
*Ω	Navkar Corp. Ltd.	16,746	24,884
	Navneet Education Ltd.	25,486	43,050
*	Nazara Technologies Ltd.	11,476	176,047
	NBCC India Ltd.	204,757	250,658
	NCC Ltd.	189,648	467,754
	NCL Industries Ltd.	9,419	23,474
	NELCO Ltd.	3,512	32,955
	Neogen Chemicals Ltd.	940	16,434
	NESCO Ltd.	6,952	109,269
	Nestle India Ltd.	29,183	746,518
	Netweb Technologies India Ltd.	2,160	50,274
*	Network18 Media & Investments Ltd.	44,858	28,270
	Neuland Laboratories Ltd.	2,382	361,478
	Newgen Software Technologies Ltd.	14,208	137,342
	NHPC Ltd.	450,864	424,824
	NIIT Learning Systems Ltd.	17,790	64,437
	NIIT Ltd.	26,856	35,097
	Nilkamal Ltd.	985	18,903
Ω	Nippon Life India Asset Management Ltd.	34,882	321,365
	Nitin Spinners Ltd.	11,677	48,614
	NLC India Ltd.	54,656	150,026
	NMDC Ltd.	871,242	699,367
*	NMDC Steel Ltd.	42,663	17,777
		Shares	Value»
INDIA — (Continued)
	NOCIL Ltd.	18,888	$39,897
	Novartis India Ltd.	1,627	18,151
	NRB Bearings Ltd.	15,566	50,701
	NTPC Ltd.	282,822	1,071,633
	Nucleus Software Exports Ltd.	3,278	39,449
	Nuvama Wealth Management Ltd.	1,267	104,187
*	Nuvoco Vistas Corp. Ltd.	28,817	139,976
	Oberoi Realty Ltd.	21,843	403,572
	Oil & Natural Gas Corp. Ltd.	204,601	558,832
	Oil India Ltd.	75,748	377,354
	One 97 Communications Ltd.	33,329	412,496
*	Onesource Specialty Pharma Ltd.	11,204	251,315
*	Optiemus Infracom Ltd.	4,174	28,363
	Oracle Financial Services Software Ltd.	5,795	554,950
*	Orchid Pharma Ltd.	1,989	16,639
	Orient Cement Ltd.	24,938	70,198
	Orient Electric Ltd.	40,156	98,136
*	Orient Green Power Co. Ltd.	162,096	25,804
	Orient Paper & Industries Ltd.	20,996	6,712
	Oriental Hotels Ltd.	18,748	30,516
	Page Industries Ltd.	1,110	617,078
	Paisalo Digital Ltd.	207,585	73,177
*	Pakka Ltd.	1,910	4,268
*	Panacea Biotec Ltd.	3,283	14,964
	Panama Petrochem Ltd.	9,000	37,267
Ω	Parag Milk Foods Ltd., Class F	19,863	55,495
*	Paramount Communications Ltd.	56,849	36,068
	Patanjali Foods Ltd.	7,673	162,481
*	Patel Engineering Ltd.	113,439	48,075
*	PB Fintech Ltd.	13,321	272,742
*	PC Jeweller Ltd.	908,230	160,050
	PCBL Chemical Ltd.	56,134	249,353
	PDS Ltd.	13,008	52,825
	Pearl Global Industries Ltd.	5,093	87,383
*	Pennar Industries Ltd.	37,772	102,451
	Persistent Systems Ltd.	22,412	1,308,129
	Petronet LNG Ltd.	254,219	832,432
	PG Electroplast Ltd.	34,484	319,031
	Phoenix Mills Ltd.	21,055	355,562
	PI Industries Ltd.	13,752	663,848

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Pidilite Industries Ltd.	19,643	$641,243
	Piramal Enterprises Ltd.	34,669	498,770
	Piramal Pharma Ltd.	168,063	375,371
	Pitti Engineering Ltd.	6,318	67,586
	PIX Transmissions Ltd.	1,966	33,600
	PNB Gilts Ltd.	16,510	20,046
*Ω	PNB Housing Finance Ltd.	57,675	645,845
	PNC Infratech Ltd.	53,775	189,823
	Pokarna Ltd.	5,459	57,725
	Poly Medicure Ltd.	6,455	143,006
	Polycab India Ltd.	6,475	501,880
	Polyplex Corp. Ltd.	10,619	134,614
*	Poonawalla Fincorp Ltd.	49,243	238,671
	Power Finance Corp. Ltd.	309,852	1,443,719
	Power Grid Corp. of India Ltd.	296,202	980,017
	Power Mech Projects Ltd.	5,753	204,573
	Praj Industries Ltd.	21,832	115,514
	Prakash Industries Ltd.	32,387	64,759
	Prakash Pipes Ltd.	5,045	20,714
Ω	Prataap Snacks Ltd.	4,383	48,583
	Precision Wires India Ltd.	28,086	56,432
	Premier Explosives Ltd. (PRE IN)	5,380	26,781
	Prestige Estates Projects Ltd.	18,778	346,622
*	Pricol Ltd.	26,549	130,197
	Prince Pipes & Fittings Ltd.	14,160	54,343
*	Prism Johnson Ltd.	41,156	71,494
	Privi Speciality Chemicals Ltd.	2,907	84,925
	Procter & Gamble Health Ltd.	2,345	158,325
	Procter & Gamble Hygiene & Health Care Ltd.	1,020	159,883
*	PTC India Financial Services Ltd.	74,121	35,088
	PTC India Ltd.	83,117	181,380
	Punjab National Bank	290,053	345,898
*	Puravankara Ltd.	14,041	46,030
*	PVR Inox Ltd.	23,185	263,817
Ω	Quess Corp. Ltd.	25,700	86,820
	R Systems International Ltd.	16,373	77,734
	Radico Khaitan Ltd.	9,441	293,472
	Rail Vikas Nigam Ltd.	36,878	145,352
	Railtel Corp. of India Ltd.	14,564	60,514
		Shares	Value»
INDIA — (Continued)
	Rain Industries Ltd.	64,287	$114,476
*	Rajesh Exports Ltd.	11,241	24,027
	Rajratan Global Wire Ltd.	2,448	10,699
	Rallis India Ltd.	26,880	114,528
	Ram Ratna Wires Ltd.	2,398	21,296
*	Rama Steel Tubes Ltd.	173,256	21,599
	Ramco Cements Ltd.	34,696	461,358
	Ramco Industries Ltd.	11,599	38,711
*	Ramco Systems Ltd.	5,468	23,829
	Ramkrishna Forgings Ltd.	29,406	194,709
*	Ramky Infrastructure Ltd.	8,559	56,981
	Rane Holdings Ltd.	2,143	37,052
	Rashtriya Chemicals & Fertilizers Ltd.	36,714	63,420
*	Rategain Travel Technologies Ltd.	7,479	37,212
	Ratnamani Metals & Tubes Ltd.	8,851	266,102
*	RattanIndia Power Ltd.	964,816	139,912
*	Raymond Lifestyle Ltd.	8,755	113,998
*	Raymond Ltd.	5,472	41,636
*	Raymond Realty Ltd.	10,944	86,204
Ω	RBL Bank Ltd.	140,110	424,499
	REC Ltd.	247,453	1,108,882
	Redington Ltd.	226,068	643,897
	Redtape Ltd.	44,380	64,977
*	Refex Industries Ltd.	16,206	79,772
	Reliance Industrial Infrastructure Ltd.	1,165	11,478
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	29,313	1,845,159
	Reliance Industries Ltd. (RIL IN)	167,699	2,648,003
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	44,787	2,821,581
*	Reliance Infrastructure Ltd.	56,222	208,602
*	Reliance Power Ltd.	1,148,662	685,469
*	Religare Enterprises Ltd.	32,624	99,269
	Repco Home Finance Ltd.	11,234	51,950
	Responsive Industries Ltd.	9,620	23,884
*	Restaurant Brands Asia Ltd.	13,887	12,888
	Rhi Magnesita India Ltd.	2,389	13,709

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rico Auto Industries Ltd.	45,453	$36,917
	RITES Ltd.	46,766	136,347
	Rossari Biotech Ltd.	6,757	54,591
	Route Mobile Ltd.	6,160	63,254
	RPG Life Sciences Ltd.	2,149	58,691
*	RPSG Ventures Ltd.	4,168	47,415
	Safari Industries India Ltd.	7,522	180,222
	Sagar Cements Ltd.	13,964	38,928
	Saksoft Ltd.	9,541	22,724
*Ω	Salasar Techno Engineering Ltd.	308,495	25,080
	Sammaan Capital Ltd.	101,471	145,878
	Samvardhana Motherson International Ltd.	874,633	962,660
	Sandhar Technologies Ltd.	9,330	51,694
	Sandur Manganese & Iron Ores Ltd.	7,041	36,360
	Sangam India Ltd.	2,725	13,347
*	Sanghi Industries Ltd.	9,371	7,065
	Sanghvi Movers Ltd.	16,026	49,103
	Sanofi Consumer Healthcare India Ltd.	2,286	128,021
	Sanofi India Ltd.	1,986	132,201
Ω	Sansera Engineering Ltd.	13,883	209,026
*	Sapphire Foods India Ltd.	77,970	280,965
	Sarda Energy & Minerals Ltd.	27,518	139,585
	Saregama India Ltd.	11,785	64,772
	Sasken Technologies Ltd.	1,618	27,259
*	Satin Creditcare Network Ltd.	30,050	49,624
	Savita Oil Technologies Ltd.	9,160	41,678
*	SBFC Finance Ltd.	144,588	171,934
	SBI Cards & Payment Services Ltd.	42,375	389,863
Ω	SBI Life Insurance Co. Ltd.	39,791	832,130
	Schaeffler India Ltd.	6,679	312,949
*	Schneider Electric Infrastructure Ltd.	14,480	164,970
*	SEAMEC Ltd.	1,670	14,989
*	Selan Exploration Technology Ltd.	3,303	22,529
	Senco Gold Ltd.	9,738	34,709
*	SEPC Ltd.	348,527	41,900
*	Sequent Scientific Ltd.	23,250	45,294
		Shares	Value»
INDIA — (Continued)
	Seshasayee Paper & Boards Ltd.	12,371	$38,512
*Ω	SH Kelkar & Co. Ltd.	19,760	57,704
	Shaily Engineering Plastics Ltd.	5,713	103,609
	Shakti Pumps India Ltd.	11,880	120,454
	Shalby Ltd.	7,260	17,303
	Shankara Building Products Ltd.	5,154	69,101
	Shanthi Gears Ltd.	4,410	27,668
	Sharda Cropchem Ltd.	10,774	138,604
	Sharda Motor Industries Ltd.	7,866	93,293
	Share India Securities Ltd.	13,936	27,495
*	Sheela Foam Ltd.	6,480	49,262
*	Shilpa Medicare Ltd.	14,302	141,989
	Shipping Corp. of India Land & Assets Ltd.	31,983	18,283
	Shipping Corp. of India Ltd.	62,747	153,883
	Shivalik Bimetal Controls Ltd.	8,643	52,043
*	Shoppers Stop Ltd.	7,687	45,609
	Shree Cement Ltd.	1,018	355,116
*	Shree Renuka Sugars Ltd.	27,510	9,362
	Shriram Finance Ltd.	243,570	1,747,098
	Shriram Pistons & Rings Ltd.	6,431	175,645
*	Shriram Properties Ltd.	26,303	27,073
	Shyam Metalics & Energy Ltd.	16,988	189,758
*	Siemens Energy India Ltd.	2,953	108,582
	Siemens Ltd.	2,953	101,729
*	SIS Ltd.	8,675	38,260
	Siyaram Silk Mills Ltd.	7,622	54,299
	SJS Enterprises Ltd.	9,085	126,469
	SJVN Ltd.	89,082	93,825
	SKF India Ltd.	3,675	204,433
	Skipper Ltd.	12,026	66,764
	Snowman Logistics Ltd.	58,611	36,070
	Sobha Ltd.	5,020	91,214
	Solar Industries India Ltd.	4,750	760,302
*	Solara Active Pharma Sciences Ltd.	7,723	56,403
	Somany Ceramics Ltd.	5,293	32,523
Ω	Sona Blw Precision Forgings Ltd.	33,485	171,808
	Sonata Software Ltd.	18,489	82,537
	South Indian Bank Ltd.	716,692	241,714
*	SP Apparels Ltd.	2,860	27,156

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Spandana Sphoorty Financial Ltd.	5,962	$18,261
	SRF Ltd.	19,961	689,509
*	Star Cement Ltd.	50,861	138,729
*	Star Health & Allied Insurance Co. Ltd.	3,490	17,571
	State Bank of India (SBID LI), GDR	2,592	237,267
	State Bank of India (SBIN IN)	91,425	827,779
	State Bank of India (SBKFF US), GDR	14,169	1,299,297
	Steel Authority of India Ltd.	180,319	254,201
	Steelcast Ltd.	711	9,019
*	Sterlite Technologies Ltd.	53,706	72,922
	STL Networks Ltd.	84,822	25,040
	Stove Kraft Ltd.	5,323	35,842
	Strides Pharma Science Ltd.	20,696	205,068
*	Stylam Industries Ltd.	3,206	63,374
	Styrenix Performance Materials Ltd.	3,151	104,211
*	Subex Ltd.	243,613	36,298
	Subros Ltd.	5,043	48,992
	Sudarshan Chemical Industries Ltd.	11,568	187,956
	Sumitomo Chemical India Ltd.	31,476	232,139
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	58,729	1,138,472
	Sun TV Network Ltd.	42,482	272,186
	Sundaram Finance Ltd.	12,065	637,618
	Sundaram-Clayton Ltd.	533	11,838
	Sundram Fasteners Ltd.	34,060	384,510
	Sundrop Brands Ltd.	2,049	19,016
*	Sunflag Iron & Steel Co. Ltd.	16,141	52,496
	Sunteck Realty Ltd.	16,258	72,776
	Suprajit Engineering Ltd.	25,072	130,876
	Supreme Industries Ltd.	3,308	161,862
	Supreme Petrochem Ltd.	20,730	185,074
	Supriya Lifescience Ltd.	9,043	67,925
	Surya Roshni Ltd.	30,842	115,166
*	Suryoday Small Finance Bank Ltd.	29,505	42,321
	Suyog Telematics Ltd.	1,551	15,075
*	Suzlon Energy Ltd.	1,267,336	882,340
		Shares	Value»
INDIA — (Continued)
	Swaraj Engines Ltd.	1,571	$74,969
	Symphony Ltd.	4,203	53,153
*	Syncom Formulations India Ltd.	93,510	19,381
Ω	Syngene International Ltd.	41,967	338,846
	TAJGVK Hotels & Resorts Ltd.	4,894	22,797
	Talbros Automotive Components Ltd.	9,032	29,408
	Tamil Nadu Newsprint & Papers Ltd.	23,351	42,546
	Tamilnad Mercantile Bank Ltd.	15,374	80,177
	Tanla Platforms Ltd.	10,389	74,320
*	TARC Ltd.	23,394	49,107
	Tata Chemicals Ltd.	47,544	531,330
	Tata Communications Ltd.	20,426	397,702
	Tata Consultancy Services Ltd.	83,108	2,862,702
	Tata Consumer Products Ltd.	26,395	322,192
	Tata Elxsi Ltd.	5,322	368,152
	Tata Motors Ltd.	342,448	2,590,393
	Tata Power Co. Ltd.	152,996	690,476
	Tata Steel Ltd.	1,319,738	2,360,422
	TCI Express Ltd.	3,436	27,440
	TCPL Packaging Ltd.	330	13,546
	TD Power Systems Ltd.	36,390	210,510
*	TeamLease Services Ltd.	1,241	25,881
	Tech Mahindra Ltd.	50,221	833,340
	Techno Electric & Engineering Co. Ltd.	15,269	250,957
	Technocraft Industries India Ltd.	2,009	71,555
	Tega Industries Ltd.	6,156	132,936
	Texmaco Infrastructure & Holdings Ltd.	9,920	11,187
	Texmaco Rail & Engineering Ltd.	73,895	123,100
	Thanga Mayil Jewellery Ltd.	3,982	85,492
	Thejo Engineering Ltd.	489	13,131
	Themis Medicare Ltd.	10,120	12,334
	Thermax Ltd.	1,296	58,092
	Thirumalai Chemicals Ltd.	17,382	58,868
	Thomas Cook India Ltd.	61,390	117,615
Ω	Thyrocare Technologies Ltd.	5,647	85,355
	Tilaknagar Industries Ltd.	31,728	177,727

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Time Technoplast Ltd.	38,836	$205,901
	Timken India Ltd.	7,898	297,591
	Tips Music Ltd.	18,206	121,367
	Titagarh Rail System Ltd.	8,101	79,134
	Titan Co. Ltd.	33,159	1,259,491
	Torrent Pharmaceuticals Ltd.	15,697	670,491
	Torrent Power Ltd.	24,484	363,299
	Tourism Finance Corp. of India Ltd.	19,341	65,030
	Transformers & Rectifiers India Ltd.	19,366	112,836
	TransIndia Real Estate Ltd.	17,001	6,370
	Transport Corp. of India Ltd.	9,519	126,827
	Trent Ltd.	24,030	1,372,317
	Trident Ltd.	339,839	116,354
	Triveni Engineering & Industries Ltd.	31,226	121,478
	Triveni Turbine Ltd.	42,210	287,408
	TTK Prestige Ltd.	11,883	85,452
	Tube Investments of India Ltd.	13,074	421,534
	TVS Holdings Ltd.	1,708	225,552
	TVS Motor Co. Ltd.	31,628	1,009,984
	TVS Srichakra Ltd.	949	32,453
	Uflex Ltd.	11,450	77,138
*	Ugro Capital Ltd.	27,607	53,361
Ω	Ujjivan Small Finance Bank Ltd.	210,888	106,424
	UltraTech Cement Ltd.	6,367	886,580
*	Unichem Laboratories Ltd.	8,574	61,336
	Union Bank of India Ltd.	270,127	401,598
	United Breweries Ltd.	5,542	122,794
	United Spirits Ltd.	25,614	390,131
	Universal Cables Ltd.	1,047	8,826
	UNO Minda Ltd.	35,034	414,577
*	UPL Ltd.	84,334	653,639
	Usha Martin Ltd.	67,195	287,120
	UTI Asset Management Co. Ltd.	18,426	277,754
*	V2 Retail Ltd.	4,800	101,197
*	VA Tech Wabag Ltd.	14,680	263,740
	Vadilal Industries Ltd.	1,081	64,230
	Vaibhav Global Ltd.	19,351	49,742
*	Valor Estate Ltd.	47,564	99,763
	Vardhman Special Steels Ltd.	5,501	16,935
	Vardhman Textiles Ltd.	48,444	239,748
*Ω	Varroc Engineering Ltd.	16,223	98,675
	Varun Beverages Ltd.	137,631	815,480
		Shares	Value»
INDIA — (Continued)
*	Vascon Engineers Ltd.	8,819	$5,388
	Vedant Fashions Ltd.	11,868	101,738
	Vedanta Ltd.	297,098	1,431,422
	Veedol Corporation Ltd.	3,208	60,525
	Venky's India Ltd.	1,668	28,729
Ω	Venus Pipes & Tubes Ltd.	3,661	58,142
*	Veranda Learning Solutions Ltd.	1,852	4,983
	Vesuvius India Ltd.	29,240	172,045
	V-Guard Industries Ltd.	59,427	258,917
	Vijaya Diagnostic Centre Ltd.	7,935	96,899
	Vimta Labs Ltd.	4,408	35,097
	Vinati Organics Ltd.	6,596	137,194
	Vindhya Telelinks Ltd.	2,233	40,035
	Vintage Coffee & Beverages Ltd.	18,364	32,488
	Vishnu Chemicals Ltd.	9,726	62,920
*	VL E-Governance & IT Solutions Ltd.	26,050	13,119
*	Vodafone Idea Ltd.	1,147,878	90,123
	Voltamp Transformers Ltd.	1,702	169,971
	Voltas Ltd.	18,437	276,704
	VRL Logistics Ltd.	13,998	98,427
	VST Industries Ltd.	18,503	59,477
	VST Tillers Tractors Ltd.	863	44,772
*	Walchandnagar Industries Ltd.	11,934	26,970
*	Websol Energy System Ltd.	6,705	101,458
	Welspun Corp. Ltd.	36,054	382,061
	Welspun Enterprises Ltd.	16,502	92,298
	Welspun Living Ltd.	80,600	116,643
	Wendt India Ltd.	93	10,554
	West Coast Paper Mills Ltd.	14,697	88,986
*	Westlife Foodworld Ltd.	16,070	132,603
	Wheels India Ltd.	702	6,081
	Whirlpool of India Ltd.	11,863	179,787
	Windlas Biotech Ltd.	4,235	47,296
	Wipro Ltd.	198,008	556,876
*	Wockhardt Ltd.	14,427	273,225
	Wonderla Holidays Ltd.	8,064	58,151
	Yasho Industries Ltd.	953	20,849
*	Yes Bank Ltd.	2,228,913	479,091
	Yuken India Ltd.	808	9,704
	Zee Entertainment Enterprises Ltd.	125,182	168,572
*	Zee Media Corp. Ltd.	148,263	22,454
	Zen Technologies Ltd.	16,051	264,167

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zensar Technologies Ltd.	37,800	$347,688
	ZF Commercial Vehicle Control Systems India Ltd.	573	86,076
	Zydus Lifesciences Ltd.	47,432	519,231
	Zydus Wellness Ltd.	6,843	157,684
TOTAL INDIA			276,736,566
INDONESIA — (2.0%)
	ABM Investama Tbk. PT	243,700	43,505
	AKR Corporindo Tbk. PT	2,308,100	188,160
*	Alam Sutera Realty Tbk. PT	4,460,900	42,237
	Alamtri Minerals Indonesia Tbk. PT	1,631,200	109,803
	Alamtri Resources Indonesia Tbk. PT	1,694,100	189,904
*	Amman Mineral Internasional PT	369,500	188,340
	Aneka Tambang Tbk. PT	1,208,300	209,078
	Arwana Citramulia Tbk. PT	1,282,000	45,519
	Aspirasi Hidup Indonesia Tbk. PT	2,162,000	61,721
	Astra Agro Lestari Tbk. PT	154,300	63,782
	Astra International Tbk. PT	3,298,400	1,019,603
	Astra Otoparts Tbk. PT	250,300	32,688
	Avia Avian Tbk. PT	3,443,100	95,147
	Bank Amar Indonesia Tbk. PT	830,585	10,395
	Bank BTPN Syariah Tbk. PT	1,087,400	92,941
*	Bank Bukopin Tbk. PT	6,045,077	23,095
	Bank Central Asia Tbk. PT	5,141,200	2,576,746
*	Bank Jago Tbk. PT	589,400	66,786
	Bank Mandiri Persero Tbk. PT	4,798,200	1,306,218
*	Bank Mayapada International Tbk. PT	1,834,728	20,479
	Bank Maybank Indonesia Tbk. PT	1,456,300	18,246
*	Bank Nationalnobu Tbk. PT	744,700	23,478
	Bank Negara Indonesia Persero Tbk. PT	1,480,200	358,961
		Shares	Value»
INDONESIA — (Continued)
*	Bank Neo Commerce Tbk. PT	3,831,200	$56,298
	Bank OCBC Nisp Tbk. PT	1,685,100	136,026
*	Bank Pan Indonesia Tbk. PT	979,400	66,588
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	50,254
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,427,000	43,771
	Bank Rakyat Indonesia Persero Tbk. PT	5,772,700	1,292,683
	Bank Syariah Indonesia Tbk. PT	584,549	96,501
	Bank Tabungan Negara Persero Tbk. PT	2,316,612	156,117
	Barito Pacific Tbk. PT	839,663	133,613
	Barito Renewables Energy Tbk. PT	512,600	243,170
	BFI Finance Indonesia Tbk. PT	3,312,100	153,741
	BISI International Tbk. PT	429,800	24,132
	Blue Bird Tbk. PT	206,500	24,434
*	Buana Lintas Lautan Tbk. PT	4,867,500	39,924
*	Bukalapak.com Tbk. PT	14,768,000	135,216
	Bukit Asam Tbk. PT	1,698,100	249,317
	Buma Internasional Grup Tbk. PT	1,889,200	41,704
*	Bumi Resources Minerals Tbk. PT	3,588,800	93,447
*	Bumi Resources Tbk. PT	18,519,200	124,650
*	Bumi Serpong Damai Tbk. PT	2,423,900	116,113
*	Capital Financial Indonesia Tbk. PT	800,300	50,336
	Chandra Asri Pacific Tbk. PT	106,500	59,876
	Charoen Pokphand Indonesia Tbk. PT	1,160,900	346,963
Ω	Cikarang Listrindo Tbk. PT	536,600	22,481
	Ciputra Development Tbk. PT	3,484,800	194,096
	Cisarua Mountain Dairy Tbk. PT	428,100	129,812
*	Citra Marga Nusaphala Persada Tbk. PT	47,700	3,800
	Dayamitra Telekomunikasi PT	3,940,100	138,899

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Dharma Satya Nusantara Tbk. PT	1,009,300	$84,202
*	Dian Swastatika Sentosa Tbk. PT	147,400	580,040
	Elang Mahkota Teknologi Tbk. PT	4,391,800	166,001
	Elnusa Tbk. PT	889,100	26,355
*	Energi Mega Persada Tbk. PT	7,812,600	279,731
	Erajaya Swasembada Tbk. PT	3,197,900	94,412
	ESSA Industries Indonesia Tbk. PT	3,379,800	129,059
	Gajah Tunggal Tbk. PT	597,000	38,023
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	47,037
	Golden Energy Mines Tbk. PT	130,300	72,400
*	Gudang Garam Tbk. PT	194,300	104,265
*	Harum Energy Tbk. PT	213,100	10,208
	Hexindo Adiperkasa Tbk. PT	58,700	19,169
*	Hillcon Tbk. PT	1,183,900	15,821
*	Impack Pratama Industri Tbk. PT	2,577,700	77,967
	Indah Kiat Pulp & Paper Tbk. PT	779,400	321,059
	Indika Energy Tbk. PT	759,200	61,773
	Indo Tambangraya Megah Tbk. PT	131,800	183,901
	Indocement Tunggal Prakarsa Tbk. PT	331,200	105,379
	Indofood CBP Sukses Makmur Tbk. PT	251,200	149,220
	Indofood Sukses Makmur Tbk. PT	1,084,300	559,884
	Indomobil Sukses Internasional Tbk. PT	326,900	20,608
	Indosat Tbk. PT	861,000	114,902
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,986,400	92,452
	Japfa Comfeed Indonesia Tbk. PT	2,336,300	226,249
	Jasa Marga Persero Tbk. PT	511,900	111,237
	Kalbe Farma Tbk. PT	1,620,100	140,123
*	Kawasan Industri Jababeka Tbk. PT	7,745,900	88,938
*	Lippo Karawaci Tbk. PT	15,773,400	79,447
	Map Aktif Adiperkasa PT	3,922,900	164,412
		Shares	Value»
INDONESIA — (Continued)
	Matahari Department Store Tbk. PT	220,800	$23,430
	Mayora Indah Tbk. PT	1,085,200	146,806
	MD Entertainment Tbk. PT	153,230	15,831
	Medco Energi Internasional Tbk. PT	3,319,800	258,803
*	Media Nusantara Citra Tbk. PT	2,605,300	39,848
	Medikaloka Hermina Tbk. PT	2,291,100	219,536
*	Merdeka Battery Materials Tbk. PT	4,921,900	142,723
*	Merdeka Copper Gold Tbk. PT	1,015,042	144,949
*	Metro Healthcare Indonesia Tbk. PT	6,326,800	91,439
	Metrodata Electronics Tbk. PT	2,222,200	80,257
	Metropolitan Kentjana Tbk. PT	9,800	13,610
	Mitra Adiperkasa Tbk. PT	3,425,600	244,452
	Mitra Keluarga Karyasehat Tbk. PT	433,400	62,613
	Mitra Pinasthika Mustika Tbk. PT	572,200	33,190
*	MNC Digital Entertainment Tbk. PT	769,200	22,804
*	MNC Land Tbk. PT	30,053,500	308,232
Ω	Nusantara Sejahtera Raya Tbk. PT	7,197,800	60,793
	Pabrik Kertas Tjiwi Kimia Tbk. PT	462,600	172,199
*	Pacific Strategic Financial Tbk. PT	512,800	35,051
	Pakuwon Jati Tbk. PT	5,343,400	114,200
*	Panin Financial Tbk. PT	4,028,800	62,041
*	Paninvest Tbk. PT	361,900	19,763
	Pantai Indah Kapuk Dua Tbk. PT	45,000	44,952
	Perusahaan Gas Negara Tbk. PT	1,402,800	138,681
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	829,600	69,959
	Petrindo Jaya Kreasi Tbk. PT	3,607,000	334,981
	Petrosea Tbk. PT	633,500	144,988
*	PP Persero Tbk. PT	508,500	11,918
	Prodia Widyahusada Tbk. PT	53,300	9,441

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Puradelta Lestari Tbk. PT	2,683,600	$22,482
	Rukun Raharja Tbk. PT	187,800	29,722
	Salim Ivomas Pratama Tbk. PT	923,900	37,609
	Samudera Indonesia Tbk. PT	2,328,000	46,347
*	Sarana Meditama Metropolitan Tbk. PT	494,600	8,234
	Sarana Menara Nusantara Tbk. PT	8,493,300	314,368
	Sariguna Primatirta Tbk. PT	2,420,000	82,075
	Sawit Sumbermas Sarana Tbk. PT	1,418,300	120,117
	Selamat Sempurna Tbk. PT	654,200	78,793
	Semen Indonesia Persero Tbk. PT	439,754	65,498
	Siloam International Hospitals Tbk. PT	124,800	16,001
	Sumber Alfaria Trijaya Tbk. PT	2,367,800	332,798
	Sumber Tani Agung Resources Tbk. PT	835,200	47,413
	Summarecon Agung Tbk. PT	3,941,800	98,544
	Surya Citra Media Tbk. PT	4,050,300	45,326
	Surya Semesta Internusa Tbk. PT	1,487,200	234,360
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	14,503	255,253
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,705,200	299,424
	Temas Tbk. PT	2,160,000	16,784
	Tempo Scan Pacific Tbk. PT	214,000	28,555
	Timah Tbk. PT	785,500	48,073
	Tower Bersama Infrastructure Tbk. PT	545,200	64,783
	Transcoal Pacific Tbk. PT	195,600	74,587
	Trimegah Bangun Persada Tbk. PT	1,922,000	83,434
	Triputra Agro Persada PT	1,513,500	133,216
	Tunas Baru Lampung Tbk. PT	875,957	42,563
		Shares	Value»
INDONESIA — (Continued)
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	957,500	$75,239
	Unilever Indonesia Tbk. PT	1,222,300	126,806
	United Tractors Tbk. PT	431,100	631,699
	Vale Indonesia Tbk. PT	479,701	100,309
*††	Waskita Karya Persero Tbk. PT	2,217,700	5,105
*††	Wijaya Karya Persero Tbk. PT	3,300,100	30,685
	Wintermar Offshore Marine Tbk. PT	324,810	7,323
	XLSMART Telecom Sejahtera Tbk. PT	2,529,104	387,051
TOTAL INDONESIA			22,233,134
KUWAIT — (1.2%)
	A'ayan Leasing & Investment Co. KSCP	249,656	146,863
	A'ayan Real Estate Co. SAK	38,506	13,157
*	Acico Industries Co. KSC	130,042	36,295
	Agility Public Warehousing Co. KSC	289,374	134,910
	Al Ahli Bank of Kuwait KSCP	204,206	200,509
	Al-Eid Food KSC	63,926	46,077
	Ali Alghanim Sons Automotive Co. KSCC	40,053	146,760
*	Alimtiaz Investment Group KSC	324,631	51,559
*††	Arabi Group Holding KSC	39,880	37,646
	Arzan Financial Group for Financing & Investment KPSC	142,186	137,240
*	Asiya Capital Investments Co. KSCP	209,724	30,414
	Boubyan Bank KSCP	24,451	56,302
	Boubyan Petrochemicals Co. KSCP	136,727	288,646
	Boursa Kuwait Securities Co. KPSC	27,189	309,121
	Burgan Bank SAK	214,445	174,840

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	41,610	$98,165
	Commercial Facilities Co. SAKP	121,626	92,700
	Commercial Real Estate Co. KSC	303,238	187,866
	Gulf Bank KSCP	323,935	357,850
	Gulf Cables & Electrical Industries Group Co. KSCP	44,177	302,556
	Heavy Engineering & Ship Building Co. KSCP	35,728	100,671
	Humansoft Holding Co. KSC	29,065	227,751
*	IFA Hotels & Resorts-KPSC	20,223	57,821
	Integrated Holding Co. KCSC	41,909	74,218
	Jazeera Airways Co. KSCP	22,513	99,190
	JTC Logistics Transportation & Stevedoring Co. KSCP	8,881	12,866
	KAMCO Investment Co. KSC	40,970	21,107
*	Kuwait Business Town Real Estate Co. KSCP	52,904	19,675
	Kuwait Cement Co. KSC	136,339	155,760
	Kuwait Finance House KSCP	1,027,877	2,706,632
	Kuwait Financial Centre SAK	180,317	88,770
	Kuwait Insurance Co. SAK	11,843	20,270
	Kuwait International Bank KSCP	323,272	291,908
	Kuwait Investment Co. SAK	131,386	88,770
	Kuwait Real Estate Co. KSC	173,581	203,563
	Kuwait Telecommunications Co.	96,821	181,827
	Mabanee Co. KPSC	101,819	294,827
	Mezzan Holding Co. KSCC	34,262	139,072
	Mobile Telecommunications Co. KSCP	596,739	1,035,948
*	Munshaat Real Estate Projects Co. KSCP	19,944	12,645
		Shares	Value»
KUWAIT — (Continued)
	National Bank of Kuwait SAKP	678,155	$2,321,173
*	National Consumer Holding Co. SAK	82,695	29,678
	National Industries Group Holding SAK	312,648	251,726
	National Investments Co. KSCP	237,321	190,264
*	Oula Fuel Marketing Co.	12,960	15,505
*	Privatization Holding Co. KSCP	167,042	30,272
	Salhia Real Estate Co. KSCP	99,477	134,072
	Securities House KSC	127,694	34,104
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	161,560	82,264
	Specialities Group Holding Co. KSCC	39,363	20,307
††	Sultan Center Food Products Co. KSC	27,711	3,259
*	United Real Estate Co. SAKP	70,389	42,005
*	Warba Bank KSCP	1,410,803	1,276,017
TOTAL KUWAIT			13,113,413
MALAYSIA — (1.9%)
#	Able Global Bhd.	78,300	27,448
	Aeon Co. M Bhd.	341,000	102,985
#	AEON Credit Service M Bhd.	103,100	124,362
#*	AFFIN Bank Bhd.	199,791	111,250
	Ajinomoto Malaysia Bhd.	7,800	23,480
#	Alliance Bank Malaysia Bhd.	224,541	235,969
	Allianz Malaysia Bhd.	19,400	79,144
#	AME Elite Consortium Bhd.	76,900	27,149
	AMMB Holdings Bhd. (AMM MK)	358,600	423,717
	Ancom Nylex Bhd.	211,856	46,118
#*	Astro Malaysia Holdings Bhd.	154,300	5,234
	Aumas Resources Bhd.	183,600	22,811
	Aurelius Technologies Bhd.	137,100	34,878
#	Axiata Group Bhd.	631,600	398,869
	Bank Islam Malaysia Bhd.	333,700	174,971
	Batu Kawan Bhd.	20,200	89,139
*	Berjaya Corp. Bhd.	977,502	64,063
#*	Berjaya Food Bhd.	152,753	10,733
#*	Berjaya Land Bhd.	228,300	14,899

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Bermaz Auto Bhd.	285,000	$49,363
#	British American Tobacco Malaysia Bhd.	27,500	33,313
#*	Bumi Armada Bhd.	1,163,900	119,810
#	Bursa Malaysia Bhd.	128,900	227,357
	CAB Cakaran Corp. Bhd.	62,400	10,000
	Cahya Mata Sarawak Bhd.	176,100	50,874
	Cape Ems Bhd.	416,300	32,517
	Carlsberg Brewery Malaysia Bhd.	47,800	202,509
	CCK Consolidated Holdings Bhd.	67,900	20,502
	CelcomDigi Bhd.	268,500	241,465
*	Chin Hin Group Bhd.	126,300	67,686
	CIMB Group Holdings Bhd.	1,106,812	1,691,891
	Coastal Contracts Bhd.	48,000	14,200
#	Crescendo Corp. Bhd.	85,000	23,823
#	CTOS Digital Bhd.	398,400	81,020
#	D&O Green Technologies Bhd.	158,700	38,620
#*	Dagang NeXchange Bhd.	563,800	37,974
#	Dayang Enterprise Holdings Bhd.	166,800	71,741
#	Dialog Group Bhd.	308,200	126,072
	DRB-Hicom Bhd.	336,000	66,378
#	Duopharma Biotech Bhd.	97,044	30,001
	Dutch Lady Milk Industries Bhd.	3,400	21,705
	DXN Holdings Bhd.	268,300	31,653
#	Eastern & Oriental Bhd.	385,600	75,191
	Eco World Development Group Bhd.	363,600	172,998
	EG Industries Bhd.	94,200	25,023
#*	Ekovest Bhd.	633,500	61,355
#	Farm Fresh Bhd.	220,900	89,908
#	Formosa Prosonic Industries Bhd.	61,700	18,338
	Fraser & Neave Holdings Bhd.	21,600	144,824
#	Frontken Corp. Bhd.	306,200	289,867
#	Gamuda Bhd.	179,397	216,531
#	Gas Malaysia Bhd.	79,100	76,947
	Genetec Technology Bhd.	97,200	16,775
#	Genting Bhd.	449,900	329,189
#	Genting Malaysia Bhd.	646,400	295,697
	Genting Plantations Bhd.	98,900	113,639
		Shares	Value»
MALAYSIA — (Continued)
*	Globetronics Technology Bhd.	52,400	$4,626
*	Greatech Technology Bhd.	171,500	68,110
	Guan Chong Bhd.	177,333	47,213
	HAP Seng Consolidated Bhd.	96,600	57,882
	Hap Seng Plantations Holdings Bhd.	105,700	47,742
	Hartalega Holdings Bhd.	126,500	43,194
	Heineken Malaysia Bhd.	30,500	170,827
#	Hextar Global Bhd.	236,600	49,885
	Hiap Teck Venture Bhd.	329,500	23,048
	Hibiscus Petroleum Bhd.	198,200	72,335
#	Hong Leong Bank Bhd.	22,300	99,137
	Hong Leong Financial Group Bhd.	22,400	84,642
	Hong Leong Industries Bhd.	19,600	59,983
	Hup Seng Industries Bhd.	112,000	24,885
#	IHH Healthcare Bhd.	114,000	177,681
	IJM Corp. Bhd.	325,400	216,724
	Inari Amertron Bhd.	66,800	32,740
#	IOI Corp. Bhd.	220,100	194,362
	IOI Properties Group Bhd.	260,800	129,201
#	ITMAX SYSTEM Bhd.	20,900	19,592
	JAKS Resources Bhd.	248,000	5,785
#	Jaya Tiasa Holdings Bhd.	304,100	85,847
*	JCY International Bhd.	137,900	10,692
	Keck Seng Malaysia Bhd.	18,200	22,979
	Kelington Group Bhd.	129,400	127,831
	Kenanga Investment Bank Bhd.	154,000	32,593
	Kerjaya Prospek Group Bhd.	76,800	36,573
	Kim Loong Resources Bhd.	75,700	41,666
#	Kossan Rubber Industries Bhd.	361,400	115,733
#	KPJ Healthcare Bhd.	297,700	180,431
#*	KSL Holdings Bhd.	119,900	45,380
#	Kuala Lumpur Kepong Bhd.	67,247	308,256
	Lagenda Properties Bhd.	120,400	34,048
	LBS Bina Group Bhd.	400,400	43,469
#	Leong Hup International Bhd.	495,600	70,067

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Lii Hen Industries Bhd.	47,900	$4,937
*Ω	Lotte Chemical Titan Holding Bhd.	164,900	27,354
#	LPI Capital Bhd.	71,200	241,962
	Magni-Tech Industries Bhd.	39,000	19,241
#	Magnum Bhd.	228,500	72,240
	Mah Sing Group Bhd.	422,900	115,030
#	Malakoff Corp. Bhd.	458,400	95,942
	Malayan Banking Bhd.	359,400	790,471
	Malayan Cement Bhd.	99,700	130,778
#	Malayan Flour Mills Bhd.	313,600	42,562
	Malaysia Smelting Corp. Bhd.	126,200	34,136
#	Malaysian Pacific Industries Bhd.	32,100	150,332
	Malaysian Resources Corp. Bhd.	684,000	85,190
	Matrix Concepts Holdings Bhd.	377,025	118,060
	Maxis Bhd.	285,800	229,955
	MBM Resources Bhd.	68,200	73,453
	MBSB Bhd.	833,400	133,511
	Mega First Corp. Bhd.	197,200	167,307
	Mi Technovation Bhd.	31,700	14,952
	MISC Bhd.	124,000	216,557
	MKH Bhd.	32,700	8,096
	MKH Oil Palm East Kalimantan Bhd.	4,671	689
	MNRB Holdings Bhd.	162,400	70,230
#Ω	Mr. DIY Group M Bhd.	517,100	199,347
*	Muhibbah Engineering M Bhd.	204,350	27,476
#	Nationgate Holdings Bhd.	145,200	52,157
#	Nestle Malaysia Bhd.	8,800	181,491
#	NEXG Bhd.	468,600	58,510
††	Nylex Malaysia Bhd.	1,640	17
#	OCK Group Bhd.	270,500	26,245
	Oriental Holdings Bhd.	69,100	109,796
	OSK Holdings Bhd.	369,900	113,236
#	PA Resources Bhd.	334,200	13,614
	Padini Holdings Bhd.	141,500	66,053
	Pantech Group Holdings Bhd.	133,700	21,235
	Pecca Group Bhd.	76,200	27,122
#	Perak Transit Bhd.	192,900	31,182
#*	Perdana Petroleum Bhd.	279,000	11,085
#	Petron Malaysia Refining & Marketing Bhd.	9,400	7,752
#	Petronas Chemicals Group Bhd.	293,600	265,705
	Petronas Dagangan Bhd.	36,100	182,340
	Petronas Gas Bhd.	38,400	161,739
		Shares	Value»
MALAYSIA — (Continued)
#	PPB Group Bhd.	65,500	$144,599
#	Press Metal Aluminium Holdings Bhd.	301,400	376,420
	Public Bank Bhd.	1,106,200	1,089,462
#	QL Resources Bhd.	196,600	195,666
#*	Ranhill Utilities Bhd.	83,268	26,225
#	RCE Capital Bhd.	97,200	23,413
	RGB International Bhd.	242,700	16,700
	RHB Bank Bhd.	258,788	371,540
#	Sam Engineering & Equipment M Bhd.	20,000	19,489
	Sarawak Oil Palms Bhd.	132,000	103,430
	Scientex Bhd.	240,000	183,149
	SD Guthrie Bhd.	262,500	293,232
	Sime Darby Bhd.	693,900	264,519
#	Sime Darby Property Bhd.	535,900	185,725
	SKP Resources Bhd.	331,600	73,119
#*	Solarvest Holdings Bhd.	100,300	58,707
	Southern Cable Group Bhd.	109,500	43,719
#	SP Setia Bhd. Group	572,800	149,729
#	Sports Toto Bhd.	195,262	62,626
	Sunway Bhd.	53,400	59,013
#	Sunway Construction Group Bhd.	55,500	67,872
*	Supermax Corp. Bhd.	395,760	52,258
#	Syarikat Takaful Malaysia Keluarga Bhd.	119,100	89,137
	Ta Ann Holdings Bhd.	108,300	97,571
	Taliworks Corp. Bhd.	101,500	13,768
#	Telekom Malaysia Bhd.	94,546	149,266
	Tenaga Nasional Bhd.	146,400	445,927
	Teo Seng Capital Bhd.	54,200	12,046
	TIME dotCom Bhd.	135,600	164,877
*	Top Glove Corp. Bhd.	592,900	94,926
#*	Tropicana Corp. Bhd.	394,700	109,891
#	TSH Resources Bhd.	228,800	62,522
#	Uchi Technologies Bhd.	61,700	46,066
	UEM Sunrise Bhd.	429,200	74,816
	Unisem M Bhd.	62,300	33,821
#	United Plantations Bhd.	39,250	199,141
#	UOA Development Bhd.	129,100	53,210
	Velesto Energy Bhd.	1,591,500	67,052
	ViTrox Corp. Bhd.	24,100	21,518
#	VS Industry Bhd.	864,259	161,860
#	Wasco Bhd.	97,700	22,377
#*	WCT Holdings Bhd.	444,100	81,319
#	Wellcall Holdings Bhd.	73,500	22,703

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Westports Holdings Bhd.	142,900	$187,286
	Yinson Holdings Bhd.	370,286	202,749
#	YTL Corp. Bhd.	571,900	331,064
#	YTL Power International Bhd.	204,900	195,276
	Zetrix Ai Bhd.	915,282	187,725
TOTAL MALAYSIA			21,406,747
MEXICO — (2.4%)
#	Alpek SAB de CV	172,805	82,716
*	Alsea SAB de CV	111,819	335,250
	America Movil SAB de CV (2228390D US), ADR	80,991	1,463,490
	America Movil SAB de CV (AMXB MM)	765,152	691,942
	Arca Continental SAB de CV	39,001	406,611
*	Axtel SAB de CV	232,948	29,018
Ω	Banco del Bajio SA	323,044	726,057
#	Becle SAB de CV	67,973	85,178
	Bolsa Mexicana de Valores SAB de CV	103,285	221,024
	Cemex SAB de CV (CEMEXCPO MM)	501,964	437,971
	Cemex SAB de CV (CX US), Sponsored ADR	152,728	1,328,734
*	Cia Minera Autlan SAB de CV	23,783	8,989
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	39,877	331,445
*	Consorcio ARA SAB de CV	105,588	18,078
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	270,195	157,978
#	Corp. Inmobiliaria Vesta SAB de CV	168,587	475,154
	Corporativo Fragua SAB de CV	1,253	36,663
	El Puerto de Liverpool SAB de CV, Class C1	27,629	134,857
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	42,531	384,504
	GCC SAB de CV	55,851	522,184
	Genomma Lab Internacional SAB de CV, Class B	232,266	268,156
	Gentera SAB de CV	473,864	1,074,577
		Shares	Value»
MEXICO — (Continued)
	Gruma SAB de CV, Class B	35,263	$607,443
	Grupo Aeroportuario del Centro Norte SAB de CV	60,142	800,193
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	1,705	39,246
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	5,007	1,150,559
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,337	405,525
#	Grupo Bimbo SAB de CV	185,553	538,709
#	Grupo Carso SAB de CV	31,982	227,341
#	Grupo Comercial Chedraui SA de CV	61,033	493,861
	Grupo Financiero Banorte SAB de CV, Class O	227,562	2,026,647
	Grupo Financiero Inbursa SAB de CV, Class O	164,889	424,612
	Grupo Herdez SAB de CV	49,384	141,961
	Grupo Industrial Saltillo SAB de CV	47,090	37,193
	Grupo Mexico SAB de CV	377,982	2,358,055
*	Grupo Rotoplas SAB de CV	69,803	50,729
#	Grupo Televisa SAB (TLEVICPO MM)	532,333	293,467
	Grupo Televisa SAB (TV US), Sponsored ADR	3,890	10,892
*Ω	Grupo Traxion SAB de CV	47,650	41,752
*	Industrias Penoles SAB de CV	52,758	1,385,579
	Kimberly-Clark de Mexico SAB de CV, Class A	284,023	531,762
#	La Comer SAB de CV	130,289	279,916
	Megacable Holdings SAB de CV	383,694	1,058,438
*Ω	Nemak SAB de CV	1,121,474	200,932
*	Ollamani SAB	13,139	32,748
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	143,325	123,914

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. SAB de CV	254,879	$173,342
#*	Promotora de Hoteles Norte 19 SAB de CV	68,246	17,328
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	45,684	539,999
#	Qualitas Controladora SAB de CV	39,539	358,293
	Regional SAB de CV	110,744	856,248
#*	Sitios Latinoamerica SAB de CV	179,805	30,309
*	Vista Energy SAB de CV (VIST US), ADR	18,312	818,546
	Wal-Mart de Mexico SAB de CV	304,448	897,286
TOTAL MEXICO			26,173,401
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	12,569
	Credicorp Ltd.	4,100	971,700
	Intercorp Financial Services, Inc.	2,254	81,279
TOTAL PERU			1,065,548
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	186,300	32,522
	Aboitiz Equity Ventures, Inc.	228,800	124,322
	Aboitiz Power Corp.	161,100	119,140
	ACEN Corp.	3,196,587	136,726
	Alliance Global Group, Inc.	821,400	108,491
	Apex Mining Co., Inc.	806,000	78,949
	Asia United Bank Corp.	18,940	17,354
*	Atlas Consolidated Mining & Development Corp.	193,200	12,380
	Ayala Corp.	21,540	217,618
	Ayala Land, Inc.	727,000	310,615
*	AyalaLand Logistics Holdings Corp.	199,500	4,949
	Bank of the Philippine Islands	158,871	321,805
	BDO Unibank, Inc.	283,632	692,381
	Bloomberry Resorts Corp.	875,100	60,807
*	Cebu Air, Inc.	72,800	44,127
	Century Pacific Food, Inc.	231,500	146,735
	China Banking Corp.	213,740	240,102
		Shares	Value»
PHILIPPINES — (Continued)
	Converge Information & Communications Technology Solutions, Inc.	431,800	$132,134
	Cosco Capital, Inc.	413,300	49,448
	D&L Industries, Inc.	535,900	46,580
	DigiPlus Interactive Corp.	286,500	123,501
*	DITO CME Holdings Corp.	1,766,000	32,984
	DMCI Holdings, Inc.	1,170,700	205,687
	DoubleDragon Corp.	74,100	12,314
	East West Banking Corp.	63,100	13,399
	Emperador, Inc.	122,400	33,962
	First Philippine Holdings Corp.	7,400	9,983
	Ginebra San Miguel, Inc.	13,660	66,990
*	Global Ferronickel Holdings, Inc.	454,000	10,016
	Globe Telecom, Inc.	5,504	157,364
	GT Capital Holdings, Inc.	27,440	281,618
	International Container Terminal Services, Inc.	79,560	610,894
	JG Summit Holdings, Inc.	636,520	228,733
	Jollibee Foods Corp.	54,940	204,071
	Keepers Holdings, Inc.	1,422,000	61,144
	LT Group, Inc.	672,800	150,645
	Manila Electric Co.	14,220	130,871
	Manila Water Co., Inc.	274,300	172,890
	Megaworld Corp.	3,111,000	105,947
	Metropolitan Bank & Trust Co.	295,680	375,468
Ω	Monde Nissin Corp.	582,200	74,646
	Nickel Asia Corp.	1,696,200	65,285
	Petron Corp.	604,000	25,397
	Philex Mining Corp.	495,900	47,906
	Philippine National Bank	104,500	112,909
*	Philippine Seven Corp.	74,230	67,595
	PLDT, Inc. (PHI US), Sponsored ADR	4,515	104,206
	PLDT, Inc. (TEL PM)	8,400	189,708
	Puregold Price Club, Inc.	355,400	243,611
	Robinsons Land Corp.	338,600	84,063
	Robinsons Retail Holdings, Inc.	67,790	44,175
	San Miguel Corp.	123,440	152,088
	Security Bank Corp.	96,550	125,623
	Semirara Mining & Power Corp.	262,300	148,318

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	SM Investments Corp.	5,310	$74,217
	SM Prime Holdings, Inc.	505,400	200,627
	STI Education Systems Holdings, Inc.	433,000	10,375
*	Synergy Grid & Development Phils, Inc.	172,000	33,903
	Union Bank of the Philippines	113,493	62,157
	Universal Robina Corp.	151,310	229,171
	Vista Land & Lifescapes, Inc.	439,000	10,991
	Wilcon Depot, Inc.	441,700	75,737
TOTAL PHILIPPINES			8,068,374
POLAND — (1.8%)
*	11 bit studios SA	100	5,031
	AB SA	3,601	90,364
*	Action SA	2,226	15,638
*	Agora SA	3,744	9,202
	Alior Bank SA	31,502	848,753
*Ω	Allegro.eu SA	24,142	236,819
	Amica SA	943	14,486
	AmRest Holdings SE	22,496	85,726
	Arctic Paper SA	6,617	20,134
	ASBISc Enterprises PLC	18,216	132,127
	Asseco Poland SA	19,000	1,025,054
	Asseco South Eastern Europe SA	4,399	90,234
	Auto Partner SA	21,165	112,877
	Bank Handlowy w Warszawie SA	7,376	215,076
*	Bank Millennium SA	44,432	172,806
*	Bank Ochrony Srodowiska SA	4,752	13,026
	Bank Polska Kasa Opieki SA	25,744	1,397,986
	Benefit Systems SA	646	585,149
	BNPP Bank Polska SA	1,479	40,770
	Boryszew SA	16,052	25,871
	Budimex SA	2,362	353,488
*	CCC SA	9,335	479,640
	CD Projekt SA	1,612	107,665
*	Celon Pharma SA	4,770	29,518
*	CI Games SA	24,604	18,562
*	Cognor Holding SA	48,215	89,873
	Cyber Folks SA	1,922	92,007
*	Cyfrowy Polsat SA	70,997	285,008
*	Datawalk SA	462	13,075
	Develia SA	147,348	328,359
*Ω	Dino Polska SA	43,380	572,102
	Dom Development SA	2,304	144,169
*	Echo Investment SA	14,488	20,564
	Elektrotim SA	948	12,807
		Shares	Value»
POLAND — (Continued)
*	Enea SA	131,184	$662,731
	Erbud SA	2,441	22,026
	Eurocash SA	20,485	44,167
*	Grupa Azoty SA	15,912	79,085
	Grupa Kety SA	2,489	579,222
	Grupa Pracuj SA	4,178	71,208
*Ω	HUUUGE, Inc.	3,326	17,116
	ING Bank Slaski SA	6,039	535,266
	Inter Cars SA	2,190	334,091
*	Jastrzebska Spolka Weglowa SA	13,579	84,992
*	KGHM Polska Miedz SA	15,712	531,211
	KRUK SA	4,532	496,532
	LPP SA	91	404,164
*	Lubelski Wegiel Bogdanka SA	4,943	31,950
*	mBank SA	1,405	332,231
	Mirbud SA	37,238	148,029
	Mo-BRUK SA	750	56,290
*	Mostostal Zabrze SA	3,152	5,276
	Neuca SA	324	57,301
	Newag SA	937	18,066
	Orange Polska SA	83,060	193,706
	ORLEN SA	45,636	1,016,245
	PCC Rokita SA	522	9,675
	Pepco Group NV	20,174	124,999
*	PGE Polska Grupa Energetyczna SA	226,710	729,949
*	PKP Cargo SA	11,150	45,957
	PlayWay SA	453	33,237
*	Polimex-Mostostal SA	22,762	27,934
	Powszechna Kasa Oszczednosci Bank Polski SA	87,474	1,915,374
	Powszechny Zaklad Ubezpieczen SA	50,396	844,686
	Santander Bank Polska SA	3,120	454,954
*	Selvita SA	2,243	19,975
	Stalexport Autostrady SA	47,250	39,503
	Synektik SA	1,977	113,177
*	Tauron Polska Energia SA	384,430	852,774
	TEN Square Games SA	459	9,983
	Text SA	2,642	41,014
	Torpol SA	3,546	37,019
	Unimot SA	1,602	64,580
	Votum SA	1,901	22,967
	Voxel SA	910	42,838
	VRG SA	12,611	13,787
	Warsaw Stock Exchange	5,799	81,964
	Wirtualna Polska Holding SA	3,330	66,293
Ω	XTB SA	18,757	374,853

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	$11,738
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	15,906
TOTAL POLAND			19,400,007
QATAR — (1.1%)
	Aamal Co.	690,990	156,114
	Ahli Bank QSC	7,774	8,106
	Al Khaleej Takaful Group QSC	64,237	42,685
	Al Meera Consumer Goods Co. QSC	29,256	118,770
	Al Rayan Bank	596,289	389,533
	Alijarah Holding Co. QPSC	111,421	22,244
*	Baladna	290,516	106,831
	Barwa Real Estate Co.	536,609	413,457
	Commercial Bank PSQC	600,116	805,997
*	Dlala Brokerage & Investments Holding Co. QSC	31,913	9,375
	Doha Bank QPSC	824,760	554,202
	Doha Insurance Co. QSC	36,664	26,719
	Dukhan Bank	126,402	126,826
*	Estithmar Holding QPSC	79,104	77,081
	Gulf International Services QSC	512,824	465,526
	Gulf Warehousing Co.	150,309	114,099
	Industries Qatar QSC	22,033	80,377
	Lesha Bank LLC	187,215	95,554
	Mannai Corp. QSC	54,198	91,069
*	Mazaya Real Estate Development QPSC	288,198	48,698
	Medicare Group	75,589	118,909
	Mesaieed Petrochemical Holding Co.	535,422	199,044
	Ooredoo QPSC	145,622	538,158
	Qatar Aluminum Manufacturing Co.	907,132	369,202
	Qatar Electricity & Water Co. QSC	43,059	190,513
	Qatar Fuel QSC	74,266	310,007
	Qatar Gas Transport Co. Ltd.	218,272	287,777
	Qatar Industrial Manufacturing Co. QSC	105,402	74,423
		Shares	Value»
QATAR — (Continued)
	Qatar Insurance Co. SAQ	459,902	$264,791
	Qatar International Islamic Bank QSC	129,463	395,479
	Qatar Islamic Bank QPSC	93,935	632,858
	Qatar Islamic Insurance Group	34,156	81,506
	Qatar National Bank QPSC	758,520	3,902,303
	Qatar National Cement Co. QSC	150,829	143,005
	Qatar Navigation QSC	149,005	443,547
	QLM Life & Medical Insurance Co. WLL	21,504	11,796
	Salam International Investment Ltd. QSC	324,796	64,453
	United Development Co. QSC	605,863	171,701
	Vodafone Qatar QSC	801,009	524,511
*	Widam Food Co.	34,792	21,177
	Zad Holding Co.	23,139	92,955
TOTAL QATAR			12,591,378
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0
SAUDI ARABIA — (4.3%)
	Abdullah Al Othaim Markets Co.	122,132	237,585
*	ACWA Power Co.	9,530	558,066
	Ades Holding Co.	66,584	223,347
*	Advanced Petrochemical Co.	36,056	297,876
	Al Babtain Power & Telecommunication Co.	9,766	145,952

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Al Gassim Investment Holding Co.	2,723	$11,764
	Al Hammadi Holding	27,475	265,369
	Al Hassan Ghazi Ibrahim Shaker Co.	7,342	52,458
	Al Jouf Agricultural Development Co.	5,570	63,207
*	Al Jouf Cement Co.	14,413	26,469
*	Al Khaleej Training & Education Co.	9,309	60,695
	Al Masane Al Kobra Mining Co.	2,125	37,617
	Al Rajhi Bank	166,456	4,197,033
*	Al Rajhi Co. for Co-operative Insurance	1,790	56,604
	Al Yamamah Steel Industries Co.	6,566	60,264
	Alamar Foods	3,694	50,725
	Alandalus Property Co.	12,737	66,309
	Alaseel Co.	67,565	68,662
	Al-Dawaa Medical Services Co.	9,037	176,692
	Aldrees Petroleum & Transport Services Co.	9,077	288,317
	Al-Etihad Cooperative Insurance Co.	8,608	28,871
	Alinma Bank	143,718	988,279
	AlJazira Takaful Ta'awuni Co.	10,973	37,263
	AlKhorayef Water & Power Technologies Co.	3,705	127,509
*	Allianz Saudi Fransi Cooperative Insurance Co.	7,796	29,457
	Almarai Co. JSC	90,109	1,149,222
	Almawarid Manpower Co.	1,569	53,051
	Almunajem Foods Co.	5,160	91,288
	Alujain Corp.	12,109	118,200
*	Amlak International Finance Co.	11,153	34,740
*	Anaam International Holding Group Co.	3,928	15,693
	Arab National Bank	126,216	730,140
*	Arabia Insurance Cooperative Co.	3,689	11,107
	Arabian Cement Co.	17,652	96,972
Ω	Arabian Centres Co.	47,522	262,666
	Arabian Contracting Services Co.	5,161	132,760
	Arabian Drilling Co.	10,709	213,763
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Internet & Communications Services Co.	4,483	$284,807
	Arabian Pipes Co.	27,304	43,143
*	Arabian Shield Cooperative Insurance Co.	11,421	44,958
	Arriyadh Development Co.	29,648	252,705
*	ARTEX Industrial Investment Co.	6,507	22,298
*	Ash-Sharqiyah Development Co.	4,692	20,963
	Astra Industrial Group Co.	8,498	316,802
	Ataa Educational Co.	3,582	58,380
*	BAAN Holding Group Co.	48,127	31,907
	Baazeem Trading Co.	11,310	17,186
	Bank AlBilad	98,174	679,738
*	Bank Al-Jazira	108,372	361,990
	Banque Saudi Fransi	125,872	575,075
	Basic Chemical Industries Ltd.	6,002	41,944
	Bawan Co.	7,075	98,603
	BinDawood Holding Co.	87,147	137,615
	Bupa Arabia for Cooperative Insurance Co.	10,807	485,444
	Catrion Catering Holding Co.	11,646	351,705
*	Chubb Arabia Cooperative Insurance Co.	3,563	31,371
	City Cement Co.	23,028	102,612
	Co. for Cooperative Insurance	9,725	347,815
	Dallah Healthcare Co.	4,275	154,844
*	Dar Al Arkan Real Estate Development Co.	91,241	464,128
	Dr. Sulaiman Al Habib Medical Services Group Co.	11,691	816,569
	East Pipes Integrated Co. for Industry	4,865	139,563
	Eastern Province Cement Co.	14,660	107,783
	Electrical Industries Co.	143,535	343,251
	Elm Co.	2,923	708,174
*	Emaar Economic City	70,648	236,197
	Etihad Etisalat Co.	84,870	1,383,776
	First Milling Co.	8,115	122,683
*	Fitaihi Holding Group	33,088	28,905
	Gulf Insurance Group	8,184	53,778

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Gulf Union Cooperative Insurance Co.	5,589	$20,931
*	Herfy Food Services Co.	7,714	51,552
	Jamjoom Pharmaceuticals Factory Co.	3,882	167,636
	Jarir Marketing Co.	102,266	350,041
*	L'Azurde Co. for Jewelry	14,411	48,929
	Leejam Sports Co. JSC	8,455	319,475
*	Liva Insurance Co.	6,506	22,322
*	Lumi Rental Co.	7,252	116,915
	Maharah Human Resources Co.	8,082	10,016
*	Malath Cooperative Insurance Co.	6,275	21,476
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	15,003	67,594
*	Methanol Chemicals Co.	8,306	27,741
*	Middle East Healthcare Co.	14,673	219,956
*	Middle East Paper Co.	13,477	99,954
	Middle East Specialized Cables Co.	2,123	18,865
	Mobile Telecommunications Co. Saudi Arabia	207,146	573,843
	Mouwasat Medical Services Co.	8,901	179,967
	Nahdi Medical Co.	7,720	254,682
*	Najran Cement Co.	34,779	75,318
*	National Agriculture Development Co.	42,965	235,218
	National Co. for Glass Industries	2,778	29,971
	National Co. for Learning & Education	2,618	116,593
	National Gas & Industrialization Co.	6,578	133,249
*	National Gypsum	2,758	15,652
*	National Industrialization Co.	115,625	296,221
	National Medical Care Co.	2,857	123,667
*	National Metal Manufacturing & Casting Co.	2,893	13,251
	Nayifat Finance Co.	23,632	81,337
	Northern Region Cement Co.	36,528	78,689
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Perfect Presentation For Commercial Services Co.	21,678	$62,009
	Power & Water Utility Co. for Jubail & Yanbu	11,690	124,797
	Qassim Cement Co.	14,828	182,046
*	Rabigh Refining & Petrochemical Co.	115,042	217,823
	Retal Urban Development Co.	69,296	273,609
	Riyad Bank	179,205	1,344,665
	Riyadh Cables Group Co.	6,922	241,450
	Riyadh Cement Co.	21,193	179,245
	SABIC Agri-Nutrients Co.	26,871	852,336
	Sahara International Petrochemical Co.	60,359	287,680
	SAL Saudi Logistics Services	3,306	151,566
*	Saudi Arabian Amiantit Co.	3,370	18,529
*	Saudi Arabian Cooperative Insurance Co.	5,134	19,873
*	Saudi Arabian Mining Co.	70,666	976,996
Ω	Saudi Arabian Oil Co.	660,708	4,275,210
	Saudi Aramco Base Oil Co.	10,269	284,952
	Saudi Automotive Services Co.	9,731	133,403
	Saudi Awwal Bank	110,227	950,147
	Saudi Basic Industries Corp.	63,733	928,190
	Saudi Cement Co.	30,448	310,425
*	Saudi Ceramic Co.	13,091	106,454
	Saudi Chemical Co. Holding	147,574	298,954
	Saudi Electricity Co.	70,257	276,265
	Saudi Industrial Investment Group	70,848	339,012
	Saudi Investment Bank	102,509	392,788
*	Saudi Kayan Petrochemical Co.	268,036	326,009
*	Saudi Marketing Co.	7,263	32,451
	Saudi National Bank	243,529	2,430,199
	Saudi Paper Manufacturing Co.	4,258	62,596
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,936	102,261
*	Saudi Printing & Packaging Co.	5,361	16,487

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Public Transport Co.	27,933	$99,408
*	Saudi Real Estate Co.	33,020	161,766
*	Saudi Reinsurance Co.	20,933	253,347
*	Saudi Research & Media Group	3,267	159,953
	Saudi Steel Pipe Co.	7,705	105,109
	Saudi Tadawul Group Holding Co.	1,973	86,035
	Saudi Telecom Co.	298,398	3,340,173
	Saudia Dairy & Foodstuff Co.	4,305	301,645
*	Savola Group	35,702	235,421
	Scientific & Medical Equipment House Co.	4,617	43,587
*	Seera Group Holding	50,750	349,214
*	Shams	139,151	35,525
*	SHL Finance Co.	11,644	72,296
*	Sinad Holding Co.	20,091	57,643
	Southern Province Cement Co.	25,125	175,990
	Sustained Infrastructure Holding Co.	16,431	145,550
*	Tabuk Agriculture	3,240	8,999
	Tabuk Cement Co.	12,595	35,009
*	Takween Advanced Industries Co.	5,208	10,867
	Tanmiah Food Co.	3,778	90,211
	Theeb Rent A Car Co.	6,614	108,760
*	Umm Al-Qura Cement Co.	4,429	18,418
	United Electronics Co.	11,503	275,290
	United International Transportation Co.	16,618	309,721
	United Wire Factories Co.	4,440	26,756
*	Wafrah for Industry & Development	1,162	8,262
*	Walaa Cooperative Insurance Co.	20,570	76,496
*	Wataniya Insurance Co.	7,764	33,577
	Yamama Cement Co.	31,933	279,630
	Yanbu Cement Co.	28,852	130,899
	Yanbu National Petrochemical Co.	33,541	272,478
	Zahrat Al Waha For Trading Co.	3,563	24,952
TOTAL SAUDI ARABIA			47,235,179
SOUTH AFRICA — (4.0%)
	Absa Group Ltd.	139,036	1,372,400
	Adcock Ingram Holdings Ltd.	16,005	60,546
		Shares	Value»
SOUTH AFRICA — (Continued)
	Advtech Ltd.	146,896	$263,124
	AECI Ltd.	42,417	254,651
	African Rainbow Minerals Ltd.	32,579	330,372
	Afrimat Ltd.	43,235	99,099
	Alexander Forbes Group Holdings Ltd.	90,998	42,355
	Altron Ltd., Class A	57,643	66,637
	Anglogold Ashanti PLC (AU US)	17,528	810,670
	Aspen Pharmacare Holdings Ltd.	53,086	340,719
	Astral Foods Ltd.	16,539	157,511
	AVI Ltd.	101,251	522,110
	Barloworld Ltd.	95,819	611,781
	Bid Corp. Ltd.	27,471	690,557
	Bidvest Group Ltd.	53,119	691,014
*	Blue Label Telecoms Ltd.	167,238	149,632
*	Brait PLC	461,459	55,259
	Capitec Bank Holdings Ltd.	4,313	836,068
	Cashbuild Ltd.	4,867	41,260
	Caxton & CTP Publishers & Printers Ltd.	20,139	12,779
	City Lodge Hotels Ltd.	120,852	27,581
	Clicks Group Ltd.	39,867	835,034
	Coronation Fund Managers Ltd.	62,230	140,536
	Curro Holdings Ltd.	171,010	82,132
	DataTec Ltd.	114,371	374,767
Ω	Dis-Chem Pharmacies Ltd.	140,986	240,151
	Discovery Ltd.	42,496	503,930
	DRDGOLD Ltd. (DRD SJ)	50,000	66,356
	DRDGOLD Ltd. (DRD US), Sponsored ADR	11,571	154,357
	Exxaro Resources Ltd.	68,754	599,879
	Famous Brands Ltd.	25,850	83,543
	FirstRand Ltd.	380,144	1,614,304
	Foschini Group Ltd.	150,435	1,015,770
	Gold Fields Ltd. (GFI US), Sponsored ADR	77,211	1,880,860
	Grindrod Ltd.	268,633	170,657
	Harmony Gold Mining Co. Ltd. (HAR SJ)	48,266	646,254
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	55,957	753,181
	Hudaco Industries Ltd.	9,043	96,326
*	Impala Platinum Holdings Ltd.	113,155	1,069,477
	Investec Ltd.	24,135	177,226
	Invicta Holdings Ltd.	5,930	10,956

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	iOCO Ltd.	151,111	$34,678
	Italtile Ltd.	143,782	77,965
	JSE Ltd.	23,014	171,775
*	KAP Ltd.	1,019,545	104,060
	Kumba Iron Ore Ltd.	8,727	143,932
	Lewis Group Ltd.	13,284	57,111
	Life Healthcare Group Holdings Ltd.	544,489	399,952
	Merafe Resources Ltd.	305,519	20,660
*	Metair Investments Ltd.	44,283	14,557
	Momentum Group Ltd.	430,252	815,300
	Motus Holdings Ltd.	80,789	413,073
	Mpact Ltd.	18,342	25,076
	Mr. Price Group Ltd.	44,407	513,864
	MTN Group Ltd.	298,312	2,507,319
*	MultiChoice Group	42,369	279,337
*	Nampak Ltd.	2,354	64,801
	Naspers Ltd., Class N	3,649	1,126,381
	Nedbank Group Ltd.	93,403	1,274,618
	NEPI Rockcastle NV	74,851	572,190
	Netcare Ltd.	479,997	361,144
	Ninety One Ltd.	68,065	163,694
	Northam Platinum Holdings Ltd.	50,681	582,162
*	Nutun Ltd.	238,170	18,422
	Oceana Group Ltd.	39,026	111,932
	Old Mutual Ltd. (OMU SJ)	1,571,100	1,101,869
	Omnia Holdings Ltd.	65,802	285,175
	OUTsurance Group Ltd.	160,319	679,306
Ω	Pepkor Holdings Ltd.	592,903	890,396
*	Pick n Pay Stores Ltd.	165,070	256,935
	PPC Ltd.	545,075	152,450
	Premier Group Ltd.	10,202	78,603
	PSG Financial Services Ltd.	242,553	312,498
	Raubex Group Ltd.	90,786	224,518
	Reunert Ltd.	56,083	172,046
	RFG Holdings Ltd.	21,913	19,248
	Sanlam Ltd.	170,090	818,582
	Santam Ltd.	11,778	285,589
	Sappi Ltd.	275,763	417,921
*	Sasol Ltd. (SOL SJ)	131,159	674,694
	Shoprite Holdings Ltd.	63,963	929,868
*	Sibanye Stillwater Ltd. (SBSW US), ADR	97,440	814,598
*	Sibanye Stillwater Ltd. (SSW SJ)	379,629	798,468
	Southern Sun Ltd.	263,769	136,992
*	SPAR Group Ltd.	73,625	432,970
	Spur Corp. Ltd.	6,164	12,151
	Stadio Holdings Ltd.	45,933	22,134
	Standard Bank Group Ltd.	223,575	2,876,845
	Sun International Ltd.	74,980	193,618
	Super Group Ltd.	158,908	140,775
*	Telkom SA SOC Ltd.	129,352	420,360
		Shares	Value»
SOUTH AFRICA — (Continued)
	Thungela Resources Ltd. (TGA SJ)	43,521	$221,586
	Tiger Brands Ltd.	32,329	539,368
	Truworths International Ltd.	65,361	254,265
	Tsogo Sun Ltd.	210,893	80,059
	Valterra Platinum Ltd.	9,989	448,605
	Vodacom Group Ltd.	92,807	706,557
	We Buy Cars Holdings Ltd.	50,218	159,072
	Wilson Bayly Holmes-Ovcon Ltd.	20,861	198,566
	Woolworths Holdings Ltd.	177,223	485,550
	Zeda Ltd.	75,515	52,834
TOTAL SOUTH AFRICA			44,100,895
SOUTH KOREA — (16.1%)
*	3S Korea Co. Ltd.	10,371	13,956
	ABOV Semiconductor Co. Ltd.	2,124	17,760
*	ADTechnology Co. Ltd.	1,694	30,449
	Advanced Nano Products Co. Ltd.	1,292	49,759
	Advanced Process Systems Corp.	4,914	63,668
#	Aekyung Chemical Co. Ltd.	10,934	93,634
	Aekyung Industrial Co. Ltd.	5,255	62,481
*	Agabang & Co.	5,822	22,632
	Ahnlab, Inc.	789	36,339
*	Air Busan Co. Ltd.	21,199	31,348
	Ajin Industrial Co. Ltd.	17,463	34,840
*	Alteogen, Inc.	1,255	404,843
*	ALUKO Co. Ltd.	23,633	40,542
*	Amicogen, Inc.	6,097	17,880
	Amorepacific Corp.	2,454	236,475
	Amorepacific Holdings Corp.	8,581	190,724
*	Ananti, Inc.	15,665	111,901
*	Anapass, Inc.	3,919	52,687
*	Anterogen Co. Ltd.	1,345	22,742
	Aplus Asset Advisor Co. Ltd.	3,196	14,491
*	Aprogen Biologics	34,072	14,713
*	Aprogen, Inc.	33,975	14,937
*	APT Neuroscience, Inc.	21,604	21,407
	Asia Cement Co. Ltd.	7,032	72,231
	ASIA Holdings Co. Ltd.	353	85,501
*	Asia Pacific Satellite, Inc.	1,665	14,679

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Asia Paper Manufacturing Co. Ltd.	10,425	$59,990
	ATON, Inc.	5,773	34,568
	Avaco Co. Ltd.	1,995	19,072
	Baiksan Co. Ltd.	4,498	49,136
	BGF Co. Ltd.	11,107	31,887
#	BGF retail Co. Ltd.	2,445	198,053
	BGFecomaterials Co. Ltd.	9,172	20,467
	BH Co. Ltd.	10,395	108,910
*	BHI Co. Ltd.	2,320	66,663
	Binggrae Co. Ltd.	1,954	114,140
	Bio Plus Co. Ltd.	6,144	30,453
*	Biodyne Co. Ltd.	1,759	18,686
*	Bioneer Corp.	4,057	43,877
	BioNote, Inc.	19,686	74,108
	BIT Computer Co. Ltd.	5,021	19,193
*	BNC Korea Co. Ltd.	7,622	28,400
	BNK Financial Group, Inc.	40,729	426,554
	Boditech Med, Inc.	3,922	40,192
	Boryung	10,368	62,956
*	Bukwang Pharmaceutical Co. Ltd.	11,123	25,866
	BYC Co. Ltd.	610	17,289
	Byucksan Corp.	14,139	22,707
	C&C International Co. Ltd.	1,132	35,889
*	Cafe24 Corp.	3,683	113,758
	Cape Industries Ltd.	6,603	35,134
	Caregen Co. Ltd.	4,496	160,287
*	Celltrion Pharm, Inc.	1,903	73,165
#	Celltrion, Inc.	3,593	460,633
*	Chabiotech Co. Ltd.	6,893	54,744
	Cheil Electric Co. Ltd.	3,144	26,560
	Cheil Worldwide, Inc.	19,519	278,849
	Chemtronics Co. Ltd.	3,525	54,911
#	Cheryong Electric Co. Ltd.	3,474	100,281
	Chips&Media, Inc.	825	10,045
*	Choil Aluminum Co. Ltd.	17,841	19,407
#	Chong Kun Dang Pharmaceutical Corp.	2,552	155,064
	Chongkundang Holdings Corp.	712	25,303
*	Chorokbaem Media Co. Ltd.	3,355	12,338
*	Chunbo Co. Ltd.	561	18,032
*	CJ CGV Co. Ltd.	36,827	135,957
#	CJ CheilJedang Corp.	2,479	446,382
#	CJ Corp.	3,838	426,637
*	CJ ENM Co. Ltd.	6,117	288,322
	CJ Freshway Corp.	3,540	74,406
	CJ Logistics Corp.	3,464	220,947
		Shares	Value»
SOUTH KOREA — (Continued)
*	CJ Seafood Corp.	3,549	$7,451
	Classys, Inc.	3,918	162,110
	CLIO Cosmetics Co. Ltd.	2,840	30,614
*	CMG Pharmaceutical Co. Ltd.	16,036	22,537
*	CoAsia Corp.	3,630	12,589
*	Com2uS Holdings Corp.	2,279	37,726
	Com2uSCorp	2,616	72,554
	Coocon Corp.	2,027	52,046
	Cosmax, Inc.	1,530	275,515
	Cosmecca Korea Co. Ltd.	1,591	76,806
*	CosmoAM&T Co. Ltd.	1,916	53,010
*	Cosmochemical Co. Ltd.	4,021	47,198
#	Coway Co. Ltd.	13,853	1,080,474
	Cowintech Co. Ltd.	3,449	30,912
	CR Holdings Co. Ltd.	1,168	4,457
*	Creative & Innovative System	16,277	88,097
	Creverse, Inc.	1,777	17,710
*	CrystalGenomics Invites Co. Ltd.	8,327	10,241
	CS Wind Corp.	7,470	245,857
*	CTC BIO, Inc.	2,105	9,446
*	Cube Entertainment, Inc.	54	635
	Cuckoo Holdings Co. Ltd.	3,529	77,085
	Cuckoo Homesys Co. Ltd.	3,172	63,550
*	Curexo, Inc.	3,438	20,694
	D.I Corp.	1,927	18,856
*††	DA Technology Co. Ltd.	31,140	853
	Dae Won Kang Up Co. Ltd.	14,791	39,209
*	Daea TI Co. Ltd.	15,604	57,388
	Daebongls Co. Ltd.	1,098	10,715
*	Daechang Co. Ltd.	20,462	21,171
	Daedong Corp.	6,323	45,435
	Daeduck Co. Ltd.	7,633	46,134
	Daeduck Electronics Co. Ltd.	12,129	206,563
	Daehan Flour Mill Co. Ltd.	235	25,580
	Daehan Steel Co. Ltd.	4,106	49,684
*	Dae-Il Corp.	5,167	15,864
	Daejoo Electronic Materials Co. Ltd.	1,483	78,109
	Daesang Corp.	9,883	166,887
	Daesang Holdings Co. Ltd.	5,289	38,152
	Daesung Energy Co. Ltd.	2,796	17,263

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewon Cable Co. Ltd.	12,805	$26,794
	Daewon Pharmaceutical Co. Ltd.	2,654	25,223
*	Daewoo Engineering & Construction Co. Ltd.	64,326	173,057
	Daewoong Co. Ltd.	5,879	98,326
	Daewoong Pharmaceutical Co. Ltd.	1,525	160,678
	Daihan Pharmaceutical Co. Ltd.	2,053	47,839
	Daishin Securities Co. Ltd.	8,752	160,722
#*	Danal Co. Ltd.	19,674	117,707
	Daol Investment & Securities Co. Ltd.	13,713	33,851
	Daou Data Corp.	6,482	74,864
	Daou Technology, Inc.	9,379	235,981
*	Dasan Networks, Inc.	13,488	27,658
*	Dawonsys Co. Ltd.	4,656	27,459
	DB HiTek Co. Ltd.	13,314	434,243
	DB Insurance Co. Ltd.	7,763	713,532
	DB Securities Co. Ltd.	8,025	51,756
*	DB, Inc.	50,677	49,249
	Dear U Co. Ltd.	1,125	39,748
	Dentium Co. Ltd.	1,638	75,784
	Deutsch Motors, Inc.	5,727	20,178
	Device Co. Ltd.	1,138	9,202
*	Devsisters Co. Ltd.	1,977	60,503
*	Dexter Studios Co. Ltd.	2,247	9,477
	DI Dong Il Corp.	1,983	60,976
	Digital Daesung Co. Ltd.	3,688	22,230
*	DIO Corp.	1,795	23,820
	DIT Corp.	1,424	13,541
*	DK Tech Co. Ltd.	4,494	22,557
*	DKME	61,842	22,297
	DL E&C Co. Ltd.	10,528	355,495
	DL Holdings Co. Ltd.	4,196	151,537
††	DMS Co. Ltd.	7,061	24,175
#	DN Automotive Corp.	10,243	212,907
	Dohwa Engineering Co. Ltd.	5,619	26,996
	Dong-A Socio Holdings Co. Ltd.	1,397	112,193
	Dong-A ST Co. Ltd.	2,180	73,963
	Dong-Ah Geological Engineering Co. Ltd.	3,254	37,994
	Dongbang Transport Logistics Co. Ltd.	14,000	31,140
	Dongjin Semichem Co. Ltd.	10,524	237,187
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkoo Bio & Pharma Co. Ltd.	6,563	$23,774
	DongKook Pharmaceutical Co. Ltd.	5,657	76,621
	Dongkuk Holdings Co. Ltd.	5,615	34,034
	Dongkuk Industries Co. Ltd.	13,571	37,808
	Dongkuk Steel Mill Co. Ltd.	10,098	77,863
	Dongsuh Cos., Inc.	2,720	58,037
	Dongsung Chemical Co. Ltd.	11,113	34,868
	Dongsung Finetec Co. Ltd.	4,670	94,484
*	Dongwha Enterprise Co. Ltd.	3,761	24,765
	Dongwha Pharm Co. Ltd.	5,228	25,222
	Dongwon Development Co. Ltd.	10,063	23,825
	Dongwon Industries Co. Ltd.	1,976	65,151
	Dongwon Systems Corp.	1,774	39,279
	Dongwoon Anatech Co. Ltd.	4,923	62,807
	Dongyang E&P, Inc.	2,102	38,546
#*	Dongyang Steel Pipe Co. Ltd.	35,614	42,860
	Doosan Bobcat, Inc.	13,932	552,308
	Doosan Co. Ltd.	781	333,727
*	Doosan Enerbility Co. Ltd.	4,415	206,837
*	Doosan Fuel Cell Co. Ltd.	6,720	112,378
	Doosan Tesna, Inc.	3,689	85,387
	DoubleUGames Co. Ltd.	4,594	184,821
	Douzone Bizon Co. Ltd.	4,200	214,671
*	Dream Security Co. Ltd.	11,556	28,513
	Dreamtech Co. Ltd.	12,452	54,764
*	DRTECH Corp.	14,013	16,490
*	DS Dansuk Co. Ltd.	456	8,611
	DSC Investment, Inc.	3,625	17,933
*	Duk San Neolux Co. Ltd.	3,575	102,478
*	Duksan Hi-Metal Co. Ltd.	3,621	12,872
*	Duksan Techopia Co. Ltd.	683	8,217
	Duksung Co. Ltd.	4,385	18,509
	DY Deokyang Co. Ltd.	3,747	6,775
	DY POWER Corp.	2,826	27,223

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	E Investment&Development Co. Ltd.	12,639	$2,379
	Easy Holdings Co. Ltd.	8,326	22,402
	Echo Marketing, Inc.	6,831	56,699
*	Eco Volt Co. Ltd.	3,420	2,431
*	Ecopro BM Co. Ltd.	1,281	101,337
	Ecopro Co. Ltd.	3,566	125,376
	Ecopro HN Co. Ltd.	2,803	52,980
*	Edge Foundry Co. Ltd.	8,717	16,204
	E-MART, Inc.	4,062	260,457
*	EMKOREA Co. Ltd.	8,442	12,600
*	EMRO, Inc.	997	34,000
*	EM-Tech Co. Ltd.	1,387	10,926
*	Enchem Co. Ltd.	1,070	50,979
	ENF Technology Co. Ltd.	3,902	118,061
*	Enzychem Lifesciences Corp.	32,250	23,880
	Eo Technics Co. Ltd.	710	109,758
*	Eubiologics Co. Ltd.	7,458	68,907
	Eugene Corp.	11,560	29,453
	Eugene Investment & Securities Co. Ltd.	21,369	51,706
#	Eugene Technology Co. Ltd.	3,923	124,909
	Eusu Holdings Co. Ltd.	1,834	7,793
*	EV Advanced Material Co. Ltd.	12,617	20,092
*	Exem Co. Ltd.	12,943	21,470
	Exicon Co. Ltd.	1,062	7,758
#	F&F Co. Ltd.	5,154	258,282
	F&F Holdings Co. Ltd.	2,675	36,585
	FarmStory Co. Ltd.	13,144	11,616
*	Fine M-Tec Co. Ltd.	6,734	54,765
*	Fine Semitech Corp.	1,165	19,441
*††	Flask Co. Ltd.	5,463	6,992
*	Foosung Co. Ltd.	5,553	19,222
	Fursys, Inc.	253	8,419
	Gabia, Inc.	1,031	18,628
*	GAEASOFT	3,587	26,259
	Galaxia Moneytree Co. Ltd.	1,494	11,099
*	GAMSUNG Corp. Co. Ltd.	14,708	61,773
*	Gaon Cable Co. Ltd.	999	45,272
*	Gaonchips Co. Ltd.	748	25,099
*	GC Cell Corp.	3,957	57,156
*	GeneOne Life Science, Inc.	10,305	16,949
*	Genexine, Inc.	12,910	47,961
*	Genomictree, Inc.	2,245	24,933
	Geumhwa PSC Co. Ltd.	1,478	35,261
	Global Standard Technology Co. Ltd.	3,618	49,956
		Shares	Value»
SOUTH KOREA — (Continued)
*	Global Tax Free Co. Ltd.	4,758	$24,446
*	GnBS eco Co. Ltd.	8,882	22,981
	GnCenergy Co. Ltd.	2,332	56,698
	GOLFZON Co. Ltd.	1,890	90,462
	Golfzon Holdings Co. Ltd.	6,991	27,861
	Gradiant Corp.	2,575	27,555
	Grand Korea Leisure Co. Ltd.	7,557	84,265
	Green Chemical Co. Ltd.	4,026	22,533
	Green Cross Corp.	703	73,165
	Green Cross Holdings Corp.	7,420	85,165
*††	Green Pine Tree Co. Ltd.	1,215	986
#	GS Engineering & Construction Corp.	23,425	324,886
	GS Global Corp.	21,081	40,623
#	GS Holdings Corp. (078930 KS)	16,791	594,124
*	GS P&L Co. Ltd.	2,026	55,975
	GS Retail Co. Ltd.	8,543	99,940
	Gwangju Shinsegae Co. Ltd.	821	18,618
	HAESUNG DS Co. Ltd.	5,681	99,088
	Haesung Industrial Co. Ltd.	4,764	26,541
	Han Kuk Carbon Co. Ltd.	4,694	101,119
	Hana Financial Group, Inc.	48,681	2,976,312
	Hana Materials, Inc.	1,567	29,013
	Hana Micron, Inc.	14,108	129,245
*	Hana Technology Co. Ltd.	567	9,462
	Hana Tour Service, Inc.	2,979	115,171
*	Hanall Biopharma Co. Ltd.	1,468	28,297
	Hancom, Inc.	3,601	70,877
	Handok, Inc.	4,699	40,013
	Handsome Co. Ltd.	2,509	29,479
	Hanil Cement Co. Ltd.	8,396	125,187
	Hanil Feed Co. Ltd.	4,094	10,845
	Hanil Holdings Co. Ltd.	4,735	63,838
	Hanjin Kal Corp.	582	45,530
	Hanjin Transportation Co. Ltd.	3,082	46,433
	Hankook Cosmetics Manufacturing Co. Ltd.	440	20,142
	Hankook Shell Oil Co. Ltd.	133	43,439

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Tire & Technology Co. Ltd.	21,538	$687,002
	Hanmi Pharm Co. Ltd.	1,345	269,098
	Hanmi Science Co. Ltd.	2,272	82,536
	Hanmi Semiconductor Co. Ltd.	9,019	584,979
	HanmiGlobal Co. Ltd.	4,359	61,475
	Hannong Chemicals, Inc.	3,518	38,156
#*	Hanon Systems	61,061	143,521
	Hansae Co. Ltd.	6,871	51,968
#	Hansol Chemical Co. Ltd.	2,328	302,039
	Hansol Paper Co. Ltd.	6,186	38,051
	Hansol Technics Co. Ltd.	11,028	47,849
	Hanssem Co. Ltd.	2,451	82,587
	Hanwha Aerospace Co. Ltd.	2,173	1,550,332
	Hanwha Corp.	6,950	496,376
*	Hanwha Engine	7,449	184,994
*	Hanwha Galleria Corp.	32,339	26,605
*	Hanwha General Insurance Co. Ltd.	24,198	104,507
#*	Hanwha Investment & Securities Co. Ltd.	32,863	137,437
*	Hanwha Life Insurance Co. Ltd.	46,782	116,786
*	Hanwha Ocean Co. Ltd.	1,599	128,541
	Hanwha Solutions Corp.	18,425	403,362
	Hanwha Systems Co. Ltd.	4,194	178,457
*	Hanwha Vision Co. Ltd.	5,565	244,586
	Hanyang Eng Co. Ltd.	4,208	56,273
	Hanyang Securities Co. Ltd.	4,035	50,947
*	Harim Co. Ltd.	16,057	35,284
	Harim Holdings Co. Ltd.	18,520	124,793
	HB SOLUTION Co. Ltd.	15,336	25,339
	HB Technology Co. Ltd.	17,460	22,509
	HC BoKwang Industry Co. Ltd.	6,273	16,331
	HC HomeCenter Co. Ltd.	39,155	22,082
	HD Hyundai Co. Ltd.	7,303	747,269
	HD Hyundai Construction Equipment Co. Ltd.	5,265	350,297
	HD Hyundai Electric Co. Ltd.	3,100	1,103,172
		Shares	Value»
SOUTH KOREA — (Continued)
*	HD Hyundai Energy Solutions Co. Ltd.	1,610	$50,643
	HD Hyundai Heavy Industries Co. Ltd.	1,503	527,492
	HD Hyundai Infracore Co. Ltd.	21,061	232,447
	HD Hyundai Mipo	963	146,544
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,076	790,477
	HDC Holdings Co. Ltd.	12,724	211,224
	HDC Hyundai Development Co-Engineering & Construction	13,099	220,980
*	HD-Hyundai Marine Engine	2,867	134,772
	Hecto Innovation Co. Ltd.	2,910	32,594
*	Helixmith Co. Ltd.	7,814	18,465
*	Heung-A Shipping Co. Ltd.	18,027	22,877
*	HFR, Inc.	1,583	18,104
	High Tech Pharm Co. Ltd.	2,595	23,306
	Hite Jinro Co. Ltd.	8,603	125,151
#*	HJ Shipbuilding & Construction Co. Ltd.	4,472	28,623
#	HK inno N Corp.	5,284	170,277
	HL Holdings Corp.	1,610	45,260
	HL Mando Co. Ltd.	11,013	273,739
*	HLB Biostep Co. Ltd.	11,072	10,983
*	HLB Global Co. Ltd.	7,126	12,871
*	Hlb Pharma Ceutical Co. Ltd.	3,234	37,530
*	HLB, Inc.	4,215	145,360
#	HMM Co. Ltd.	30,977	520,809
*	Homecast Co. Ltd.	1,250	1,876
#*	Hotel Shilla Co. Ltd.	5,465	183,727
	HPSP Co. Ltd.	10,834	206,622
	HS Hyosung Advanced Materials Corp.	927	131,194
*	HS Hyosung Corp.	484	21,555
	HS Industries Co. Ltd.	19,938	64,223
*	Hugel, Inc.	997	240,655
*	Humasis Co. Ltd.	23,782	23,971
	Humedix Co. Ltd.	1,809	85,374
	Huons Co. Ltd.	3,964	81,276
	Huons Global Co. Ltd.	1,702	53,325
	Husteel Co. Ltd.	11,607	37,326
	Huvitz Co. Ltd.	1,378	8,771
	Hwa Shin Co. Ltd.	7,945	49,807
*	Hwail Pharm Co. Ltd.	17,470	15,130
	Hwaseung Enterprise Co. Ltd.	7,025	37,864

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HYBE Co. Ltd.	497	$92,373
*	Hydro Lithium, Inc.	15,765	28,944
	Hy-Lok Corp.	2,373	52,055
	Hyosung Corp.	2,175	135,825
	Hyosung Heavy Industries Corp.	684	596,257
	Hyosung TNC Corp.	1,221	206,265
	Hyundai Autoever Corp.	1,212	133,515
	Hyundai Bioland Co. Ltd.	9,432	33,597
	Hyundai BNG Steel Co. Ltd.	2,374	21,647
	HYUNDAI Corp.	3,184	57,206
	Hyundai Corp. Holdings, Inc.	1,349	12,367
	Hyundai Department Store Co. Ltd.	5,464	277,300
	Hyundai Elevator Co. Ltd.	3,204	195,559
	Hyundai Engineering & Construction Co. Ltd.	13,384	647,729
	HYUNDAI EVERDIGM Corp.	3,482	20,110
	Hyundai Ezwel Co. Ltd.	6,979	34,193
	Hyundai Futurenet Co. Ltd.	11,431	28,004
	Hyundai GF Holdings	9,217	56,514
	Hyundai Glovis Co. Ltd.	10,439	1,102,704
	Hyundai Green Food	10,848	136,284
	Hyundai Home Shopping Network Corp.	1,431	59,046
	Hyundai Hyms Co. Ltd.	1,803	26,220
	Hyundai Livart Furniture Co. Ltd.	1,211	6,913
*	Hyundai Marine & Fire Insurance Co. Ltd.	10,292	194,253
	Hyundai Mobis Co. Ltd.	4,136	872,777
	Hyundai Motor Co.	17,293	2,630,737
	Hyundai Motor Securities Co. Ltd.	7,975	48,538
	Hyundai Movex Co. Ltd.	9,382	34,837
	Hyundai Rotem Co. Ltd.	10,157	1,468,277
	Hyundai Steel Co.	14,211	361,695
	Hyundai Wia Corp.	7,441	265,543
	HyVision System, Inc.	2,865	31,316
	i3system, Inc.	1,018	83,802
	iFamilySC Co. Ltd.	2,944	33,964
		Shares	Value»
SOUTH KOREA — (Continued)
*	Il Dong Pharmaceutical Co. Ltd.	2,726	$37,318
	Iljin Diamond Co. Ltd.	1,775	16,336
	Iljin Electric Co. Ltd.	3,532	106,853
*	Iljin Hysolus Co. Ltd.	2,250	26,804
	Iljin Power Co. Ltd.	2,512	18,188
	Ilshin Spinning Co. Ltd.	4,566	33,855
	Ilyang Pharmaceutical Co. Ltd.	4,169	39,712
	iM Financial Group Co. Ltd.	51,113	508,549
	iMarketKorea, Inc.	6,912	41,658
	InBody Co. Ltd.	2,313	39,728
	Incar Financial Service Co. Ltd.	8,301	67,950
	Incross Co. Ltd.	2,882	16,955
	Industrial Bank of Korea	47,470	662,275
	Inhwa Precision Co. Ltd.	1,117	31,166
	Innocean Worldwide, Inc.	8,489	120,281
	InnoWireless Co. Ltd.	1,400	19,945
	Innox Advanced Materials Co. Ltd.	4,959	96,091
*	Insun ENT Co. Ltd.	4,769	17,920
*	Insung Information Co. Ltd.	11,363	17,687
	Intellian Technologies, Inc.	1,148	39,963
	Intelligent Digital Integrated Security Co. Ltd.	2,096	25,387
*	Interflex Co. Ltd.	6,369	41,648
††	Interojo Co. Ltd.	1,357	20,059
	INTOPS Co. Ltd.	4,300	49,937
	iNtRON Biotechnology, Inc.	6,721	19,697
	INVENI Co. Ltd.	746	32,244
	IS Dongseo Co. Ltd.	4,564	66,754
	ISC Co. Ltd.	1,628	69,938
	i-SENS, Inc.	2,624	34,119
*	ISU Abxis Co. Ltd.	4,524	16,847
*	ISU Chemical Co. Ltd.	2,758	12,099
	IsuPetasys Co. Ltd.	9,479	436,952
*	ITEK, Inc.	7,578	33,659
*	ITM Semiconductor Co. Ltd.	2,598	26,345
*	Jahwa Electronics Co. Ltd.	6,861	90,031
	JB Financial Group Co. Ltd.	29,480	489,283
*	Jeju Air Co. Ltd.	13,797	67,179
	Jeju Bank	2,192	22,106
*	Jeju Semiconductor Corp.	3,965	42,313
*	JETEMA Co. Ltd.	2,888	14,107

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jin Air Co. Ltd.	5,121	$32,899
	Jinsung T.E.C.	4,760	41,278
	JNK Global Co. Ltd.	7,583	23,472
*	JNTC Co. Ltd.	2,171	25,315
*	JoyCity Corp.	19,057	26,066
	Jusung Engineering Co. Ltd.	8,449	163,404
	JVM Co. Ltd.	1,905	39,256
	JW Holdings Corp.	8,366	21,121
	JW Life Science Corp.	5,759	51,877
	JW Pharmaceutical Corp.	3,479	56,586
	JYP Entertainment Corp.	5,211	271,492
	K Car Co. Ltd.	3,260	37,263
	K Ensol Co. Ltd.	1,765	15,482
	Kakao Corp.	4,533	188,021
#*	Kakao Games Corp.	10,272	126,372
	KakaoBank Corp.	14,984	301,295
*	Kakaopay Corp.	2,006	91,872
	Kangnam Jevisco Co. Ltd.	1,216	11,084
*	Kangstem Biotech Co. Ltd.	3,668	2,466
*	Kangwon Energy Co. Ltd.	4,568	42,709
#	Kangwon Land, Inc.	15,250	204,704
	KB Financial Group, Inc. (105560 KS)	47,130	3,744,392
	KC Co. Ltd.	2,678	44,578
	KC Tech Co. Ltd.	3,105	66,975
	KCC Corp.	990	262,618
	KCC Glass Corp.	4,230	98,477
	KCTC	9,774	38,972
*	KEC Corp.	67,241	37,034
*	Keeps Biopharma, Inc.	2,707	26,885
*	Kencoa Aerospace Co.	1,971	16,649
	KEPCO Engineering & Construction Co., Inc.	1,327	87,648
#	KEPCO Plant Service & Engineering Co. Ltd.	6,558	245,406
	KG Chemical Corp.	5,382	17,436
	KG Dongbusteel	19,552	83,182
	KG Eco Solution Co. Ltd.	11,316	51,016
*	KG Mobility Co.	21,140	53,515
	Kginicis Co. Ltd.	5,916	45,985
	KH Vatec Co. Ltd.	6,135	53,714
	Kia Corp.	50,525	3,696,953
*	KidariStudio, Inc.	5,942	16,339
	KINX, Inc.	828	53,658
	KISCO Corp.	6,487	43,213
	KISCO Holdings Co. Ltd.	1,500	27,033
	KISWIRE Ltd.	3,308	43,229
		Shares	Value»
SOUTH KOREA — (Continued)
	KIWOOM Securities Co. Ltd.	3,739	$576,569
*	KMW Co. Ltd.	3,610	34,119
*	KNJ Co. Ltd.	2,471	31,492
	Koh Young Technology, Inc.	6,568	67,940
	Kolmar BNH Co. Ltd.	1,457	15,221
	Kolmar Holdings Co. Ltd.	5,313	54,757
#	Kolmar Korea Co. Ltd.	2,593	180,985
	Kolon Corp.	2,058	72,725
	Kolon Industries, Inc.	5,715	168,689
*	Kolon Life Science, Inc.	1,355	31,227
	KoMiCo Ltd.	1,753	88,346
*	Komipharm International Co. Ltd.	3,794	14,484
	KONA I Co. Ltd.	1,584	64,280
	Korea Aerospace Industries Ltd.	5,923	401,107
	Korea Alcohol Industrial Co. Ltd.	4,444	31,571
	Korea Asset In Trust Co. Ltd.	24,703	44,818
*	Korea Circuit Co. Ltd.	2,773	23,770
	Korea District Heating Corp.	516	32,084
	Korea Electric Power Corp. (015760 KS)	16,765	463,080
	Korea Electric Power Corp. (KEP US), Sponsored ADR	12,485	171,544
	Korea Electric Terminal Co. Ltd.	2,931	139,517
	Korea Electronic Power Industrial Development Co. Ltd.	2,560	23,074
	Korea Fuel-Tech Corp.	8,951	31,223
	Korea Gas Corp.	3,926	120,916
*	Korea Information & Communications Co. Ltd.	6,679	43,967
	Korea Information Certificate Authority, Inc.	5,485	28,774
	Korea Investment Holdings Co. Ltd.	10,223	1,046,569
*	Korea Line Corp.	54,496	72,483
	Korea Movenex Co. Ltd.	6,958	20,892
	Korea Parts & Fasteners Co. Ltd.	2,318	8,108
	Korea Petrochemical Ind Co. Ltd.	1,187	86,897

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Petroleum Industries Co.	3,017	$30,815
	Korea Ratings Corp.	357	25,611
	Korea Real Estate Investment & Trust Co. Ltd.	85,453	77,241
	Korea United Pharm, Inc.	3,544	53,496
	Korean Air Lines Co. Ltd.	47,149	798,250
	Korean Reinsurance Co.	54,231	416,278
	Kortek Corp.	1,475	10,545
	KPX Chemical Co. Ltd.	267	10,003
#*	Krafton, Inc.	3,474	817,973
	KSS LINE Ltd.	9,666	73,435
	KT Skylife Co. Ltd.	8,062	29,368
#	KT&G Corp.	8,592	805,275
	KTCS Corp.	13,776	26,750
	Ktis Corp.	3,971	8,095
	Kukdong Oil & Chemicals Co. Ltd.	7,190	18,314
*	Kumho HT, Inc.	74,104	33,112
	Kumho Petrochemical Co. Ltd.	2,426	212,363
*	Kumho Tire Co., Inc.	44,275	147,642
	Kwang Dong Pharmaceutical Co. Ltd.	12,453	55,429
	Kyeong Nam Steel Co. Ltd.	7,026	15,282
	Kyeryong Construction Industrial Co. Ltd.	2,344	33,209
	Kyobo Securities Co. Ltd.	6,546	40,902
	Kyochon F&B Co. Ltd.	3,688	13,702
	Kyung Dong Navien Co. Ltd.	2,126	131,223
	Kyungdong Pharm Co. Ltd.	2,400	10,521
	Kyung-In Synthetic Corp.	5,621	13,781
	KZ Precision Corp.	2,708	27,778
	L&C Bio Co. Ltd.	2,326	55,144
*	L&F Co. Ltd.	975	48,753
*	L&K Biomed Co. Ltd.	2,802	14,404
*	LabGenomics Co. Ltd.	22,431	37,196
	Lake Materials Co. Ltd.	9,415	83,943
*	LB Semicon, Inc.	15,949	45,961
	Lee Ku Industrial Co. Ltd.	6,694	23,509
	LEENO Industrial, Inc.	8,912	302,676
	LF Corp.	5,070	72,477
	LG Chem Ltd.	8,546	1,837,431
	LG Corp.	8,860	503,024
		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Display Co. Ltd. (034220 KS)	79,115	$612,557
	LG Electronics, Inc.	26,656	1,475,390
*	LG Energy Solution Ltd.	1,433	391,731
#	LG H&H Co. Ltd.	1,486	336,841
*	LG HelloVision Co. Ltd.	17,581	37,358
	LG Innotek Co. Ltd.	4,655	519,384
	LG Uplus Corp.	68,951	725,819
	LIG Nex1 Co. Ltd.	1,797	809,189
*	LigaChem Biosciences, Inc.	782	74,831
*	LOT Vacuum Co. Ltd.	1,947	14,597
	Lotte Chemical Corp.	2,898	137,979
	Lotte Chilsung Beverage Co. Ltd.	2,145	200,159
	Lotte Corp.	8,889	179,233
*	Lotte Data Communication Co.	2,142	33,382
*	Lotte Energy Materials Corp.	8,113	144,607
	LOTTE Fine Chemical Co. Ltd.	4,994	153,975
*	Lotte Non-Life Insurance Co. Ltd.	23,223	29,183
	Lotte Rental Co. Ltd.	7,011	158,553
	Lotte Shopping Co. Ltd.	3,028	155,832
*	Lotte Tour Development Co. Ltd.	7,885	98,686
	Lotte Wellfood Co. Ltd.	919	81,428
	LS Corp.	4,314	532,086
	LS Eco Energy Ltd.	2,894	74,582
	LS Electric Co. Ltd.	2,641	582,902
	LS Marine Solution Co. Ltd.	2,112	39,478
*	LS Materials Ltd.	2,500	19,157
	LS SECURITIES Co. Ltd.	4,859	17,536
*	LVMC Holdings	47,047	66,541
	LX Hausys Ltd.	2,771	61,435
	LX Holdings Corp.	16,779	100,522
	LX International Corp.	13,420	309,303
	LX Semicon Co. Ltd.	3,854	151,911
	M.I.Tech Co. Ltd.	6,034	35,287
#	Macquarie Korea Infrastructure Fund	60,879	517,390
	Macrogen, Inc.	1,693	18,839
	Maeil Dairies Co. Ltd.	1,774	47,808
*	Manyo Co. Ltd.	1,875	24,019
	Mcnex Co. Ltd.	4,094	86,545
*	Mediana Co. Ltd.	2,660	11,287
*	Medipost Co. Ltd.	3,223	25,154
	Medytox, Inc.	849	89,350
*	Meerecompany, Inc.	533	6,030

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	MegaStudyEdu Co. Ltd.	1,930	$69,507
	Meritz Financial Group, Inc.	15,263	1,267,532
	META BIOMED Co. Ltd.	5,245	22,718
	Mgame Corp.	7,080	33,585
*	MiCo Ltd.	4,582	47,385
*	Micro Digital Co. Ltd.	3,450	28,370
*	Mirae Asset Life Insurance Co. Ltd.	20,945	112,148
#	Mirae Asset Securities Co. Ltd.	42,722	583,119
	Mirae Asset Venture Investment Co. Ltd.	9,580	46,660
	Misto Holdings Corp.	6,198	159,566
	Miwon Commercial Co. Ltd.	444	52,916
	Miwon Specialty Chemical Co. Ltd.	430	45,596
	MK Electron Co. Ltd.	8,724	50,712
	MNTech Co. Ltd.	3,318	29,284
	Modetour Network, Inc.	2,818	23,596
*	MONAYONGPYONG	9,266	28,979
	Moorim P&P Co. Ltd.	2,932	5,813
	Motrex Co. Ltd.	5,448	35,900
	mPlus Corp.	1,886	11,875
	Muhak Co. Ltd.	2,116	11,763
	Multicampus Co. Ltd.	345	8,531
	Myoung Shin Industrial Co. Ltd.	11,787	71,361
	Namhae Chemical Corp.	6,832	37,034
*	Namsun Aluminum Co. Ltd.	40,282	35,013
	Namuga Co. Ltd.	4,008	42,500
	Namyang Dairy Products Co. Ltd.	860	38,597
*	Nature & Environment Co. Ltd.	20,996	10,827
	Nature Holdings Co. Ltd.	6,276	52,055
	NAVER Corp.	3,478	585,330
	NCSoft Corp.	1,041	144,534
	NeoPharm Co. Ltd.	2,099	27,907
	Neosem, Inc.	2,906	17,708
*	Neowiz	5,728	101,940
*	Nepes Ark Corp.	4,071	44,950
*	Neptune Co.	8,753	44,569
Ω	Netmarble Corp.	4,552	194,400
	New Power Plasma Co. Ltd.	11,784	46,943
*	Newflex Technology Co. Ltd.	3,734	12,022
	Nexen Corp.	9,583	42,199
	Nexen Tire Corp.	6,827	29,233
		Shares	Value»
SOUTH KOREA — (Continued)
*	Nexon Games Co. Ltd.	3,048	$30,330
	NEXTIN, Inc.	2,135	72,190
#	NH Investment & Securities Co. Ltd.	37,610	545,234
	NHN Corp.	5,731	118,272
	NHN KCP Corp.	8,066	93,231
	NICE Holdings Co. Ltd.	11,860	113,550
	Nice Information & Telecommunication, Inc.	2,355	41,534
	NICE Information Service Co. Ltd.	10,065	118,028
	NICE Infra Co. Ltd.	2,475	8,155
	Nong Shim Holdings Co. Ltd.	533	31,600
#	NongShim Co. Ltd.	721	200,071
	NOROO Paint & Coatings Co. Ltd.	5,290	33,667
	NOVAREX Co. Ltd.	2,395	32,567
	Novatech Co. Ltd.	681	9,276
	OCI Co. Ltd.	1,848	76,577
	OCI Holdings Co. Ltd.	4,593	307,946
*	Okins Electronics Co. Ltd.	2,529	11,838
	ONEJOON Co. Ltd.	4,350	30,574
	Opasnet Co. Ltd.	1,536	6,951
	Oriental Precision & Engineering Co. Ltd.	11,756	50,672
	Orion Corp.	4,112	328,322
	Orion Holdings Corp.	11,381	182,282
	Osang Healthcare Co. Ltd.	1,314	17,162
*	OSTEONIC Co. Ltd.	5,143	25,458
*	Osung Advanced Materials Co. Ltd.	31,426	32,329
	Otoki Corp.	630	180,406
	Pan Ocean Co. Ltd.	84,120	254,215
	Pang Rim Co. Ltd.	5,498	17,593
	Paradise Co. Ltd.	17,392	226,133
	Park Systems Corp.	1,353	267,085
	Partron Co. Ltd.	16,544	78,750
*	Pearl Abyss Corp.	944	26,404
*	Pentastone Electronics, Inc.	8,385	18,024
	People & Technology, Inc.	6,595	164,572
*	Peptron, Inc.	1,115	232,819
	PHA Co. Ltd.	2,750	22,083
	PharmaResearch Co. Ltd.	1,201	478,043
*	PharmGen Science, Inc.	3,656	12,262
	Pharmicell Co. Ltd.	6,457	59,198
	Philenergy Co. Ltd.	2,261	22,091
*	Philoptics Co. Ltd.	2,005	47,458

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	PI Advanced Materials Co. Ltd.	6,611	$85,029
*	PKC Co. Ltd.	8,514	36,111
*	Polaris AI Corp.	10,275	17,970
*	Polaris Office Corp.	4,725	20,083
	Pond Group Co. Ltd.	2,084	16,197
*	PonyLink Co. Ltd.	39,918	30,875
	Poongsan Corp.	4,221	486,848
	Poongsan Holdings Corp.	3,296	114,507
	Posco DX Co. Ltd.	9,103	155,662
*	POSCO Future M Co. Ltd.	825	83,927
	POSCO Holdings, Inc. (005490 KS)	7,800	1,715,292
	Posco International Corp.	9,356	327,115
	Posco M-Tech Co. Ltd.	2,412	25,448
	POSCO Steeleon Co. Ltd.	1,461	43,830
*	Power Logics Co. Ltd.	13,626	45,154
*	Prestige Biologics Co. Ltd.	6,539	17,700
	Protec Co. Ltd.	1,575	30,103
	PSK Holdings, Inc.	1,973	46,954
#	PSK, Inc.	7,105	104,947
	Pulmuone Co. Ltd.	5,719	60,905
	Pumtech Korea Co. Ltd.	1,638	78,168
*	Rainbow Robotics	375	73,924
*	Refine Co. Ltd.	4,423	55,335
*	Reyon Pharmaceutical Co. Ltd.	2,064	17,119
	RFHIC Corp.	2,728	54,378
*	RFTech Co. Ltd.	10,614	19,537
*	Robotis Co. Ltd.	476	27,723
	Rorze Systems Corp.	2,535	23,879
	S Net Systems, Inc.	2,884	8,604
	S&D Co. Ltd.	24	1,955
	S&S Tech Corp.	3,163	113,105
	S-1 Corp.	4,313	229,850
*	Sajo Industries Co. Ltd.	1,155	39,399
	Sajodaerim Corp.	1,071	31,723
	Sajodongaone Co. Ltd.	12,597	9,967
	Sam Chun Dang Pharm Co. Ltd.	507	74,531
	Sam Young Electronics Co. Ltd.	3,536	28,379
	Sam Yung Trading Co. Ltd.	3,091	36,913
	Sam-A Aluminum Co. Ltd.	398	7,667
	Samchully Co. Ltd.	401	39,881
	SAMHWA Paints Industrial Co. Ltd.	5,105	22,746
		Shares	Value»
SOUTH KOREA — (Continued)
	Samick THK Co. Ltd.	1,032	$7,412
*	Samil Pharmaceutical Co. Ltd.	2,221	16,364
	Samji Electronics Co. Ltd.	1,801	15,340
	Samjin Pharmaceutical Co. Ltd.	1,982	28,672
	Sammok S-Form Co. Ltd.	1,590	23,827
	SAMPYO Cement Co. Ltd.	21,453	53,235
*Ω	Samsung Biologics Co. Ltd.	865	660,884
	Samsung C&T Corp.	9,489	1,144,799
	Samsung Card Co. Ltd. (029780 KS)	8,836	316,329
	Samsung Electro-Mechanics Co. Ltd.	9,053	961,856
	Samsung Electronics Co. Ltd. (005930 KS)	635,990	32,412,555
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	553	692,008
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	3,955	4,971,435
	Samsung Engineering Co. Ltd.	42,759	810,803
	Samsung Fire & Marine Insurance Co. Ltd.	2,655	838,155
*	Samsung Heavy Industries Co. Ltd.	39,257	535,835
	Samsung Life Insurance Co. Ltd.	6,126	552,960
*	Samsung Pharmaceutical Co. Ltd.	8,615	9,725
	Samsung SDI Co. Ltd.	9,520	1,366,083
	Samsung SDS Co. Ltd.	3,814	436,962
	Samsung Securities Co. Ltd.	10,392	526,817
	SAMT Co. Ltd.	21,138	46,518
	Samwha Capacitor Co. Ltd.	2,326	45,904
	Samwha Electric Co. Ltd.	1,472	28,628
	Samyang Corp.	1,802	68,470
	Samyang Foods Co. Ltd.	721	745,034
	Samyang Holdings Corp.	1,687	101,865
	Samyoung Co. Ltd.	7,430	22,013

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sang-A Frontec Co. Ltd.	2,092	$26,235
	Sangsin Energy Display Precision Co. Ltd.	2,372	15,397
	Saramin Co. Ltd.	2,002	20,987
	Satrec Initiative Co. Ltd.	1,040	36,378
	SD Biosensor, Inc.	14,503	104,221
	SeAH Besteel Holdings Corp.	4,527	101,621
	SeAH Steel Corp.	697	75,506
	SeAH Steel Holdings Corp.	610	88,257
	Sebang Co. Ltd.	4,106	42,090
	Sebang Global Battery Co. Ltd.	2,276	108,401
	Seegene, Inc.	4,451	94,746
	Segyung Hitech Co. Ltd.	3,567	17,260
	Sejin Heavy Industries Co. Ltd.	2,630	24,656
	Sekonix Co. Ltd.	4,325	18,771
*	Selvas AI, Inc.	2,333	23,302
	Seobu T&D	8,529	53,564
	Seohee Construction Co. Ltd.	27,909	36,808
*	Seojin System Co. Ltd.	6,232	97,688
*	Seoul Auction Co. Ltd.	4,356	27,223
*	Seoul Semiconductor Co. Ltd.	19,882	101,561
	Seoyon Co. Ltd.	6,312	45,480
	Seoyon E-Hwa Co. Ltd.	8,945	79,357
*††	Sewon E&C Co. Ltd.	4,592	583
*	SFA Engineering Corp.	7,285	128,485
*	SFA Semicon Co. Ltd.	17,707	41,380
	SGC Energy Co. Ltd.	4,281	75,417
	Shin Heung Energy & Electronics Co. Ltd.	10,388	31,505
	Shindaeyang Paper Co. Ltd.	4,097	32,148
	Shinhan Financial Group Co. Ltd. (055550 KS)	68,123	3,317,175
	Shinsegae International, Inc.	5,312	44,372
	Shinsegae, Inc.	2,510	310,113
	Shinsung Delta Tech Co. Ltd.	1,657	79,689
*	Shinsung E&G Co. Ltd.	17,308	19,028
	Shinsung ST Co. Ltd.	376	11,621
	Shinwon Corp.	20,627	26,007
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinyoung Securities Co. Ltd.	1,097	$100,767
	Showbox Corp.	4,208	8,323
*	Silicon2 Co. Ltd.	2,743	101,652
	SIMMTECH Co. Ltd.	2,335	38,207
	Sindoh Co. Ltd.	945	33,647
	Sinil Pharm Co. Ltd.	1,809	8,702
#*	SK Biopharmaceuticals Co. Ltd.	4,718	332,277
*	SK Bioscience Co. Ltd.	2,260	73,945
#	SK Chemicals Co. Ltd.	3,360	163,885
	SK Discovery Co. Ltd.	3,107	122,096
*	SK Eternix Co. Ltd.	1,130	19,497
	SK Gas Ltd.	431	82,140
	SK Hynix, Inc.	83,166	16,118,886
#*Ω	SK IE Technology Co. Ltd.	8,840	175,238
	SK Innovation Co. Ltd.	7,700	595,759
	SK Networks Co. Ltd.	18,832	61,772
*	SK oceanplant Co. Ltd.	3,602	51,247
	SK Securities Co. Ltd.	94,767	45,847
	SK Telecom Co. Ltd. (017670 KS)	5,317	214,761
	SK, Inc.	3,673	533,070
*	SKC Co. Ltd.	726	52,242
	SL Corp.	7,455	177,687
	SM Entertainment Co. Ltd.	1,282	122,438
*	SMEC Co. Ltd.	31,763	83,394
	SNT Dynamics Co. Ltd.	3,504	146,928
	SNT Holdings Co. Ltd.	1,458	58,505
	SNT Motiv Co. Ltd.	4,952	117,706
*	SOCAR, Inc.	1,795	16,931
	S-Oil Corp.	7,287	328,695
*	Solborn, Inc.	2,404	7,495
	Solid, Inc.	16,970	76,378
*	SOLUM Co. Ltd.	11,328	134,272
	Solus Advanced Materials Co. Ltd.	10,671	65,605
*	Solux Co. Ltd.	7,431	29,260
	Songwon Industrial Co. Ltd.	4,658	36,681
	Soop Co. Ltd.	2,463	139,977
	Soosan Industries Co. Ltd.	2,081	34,485
	Soulbrain Co. Ltd.	1,252	212,319
	Soulbrain Holdings Co. Ltd.	1,690	53,509
	SPG Co. Ltd.	2,287	40,795
	ST Pharm Co. Ltd.	1,297	80,676
	STIC Investments, Inc.	5,248	37,546
	Straffic Co. Ltd.	6,177	17,203
*	Studio Dragon Corp.	4,615	153,485
*	STX Engine Co. Ltd.	2,023	34,609
*	Sugentech, Inc.	2,991	14,591

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Suheung Co. Ltd.	950	$12,897
*	Sukgyung AT Co. Ltd.	291	11,409
	Sun Kwang Co. Ltd.	934	13,140
	Sung Kwang Bend Co. Ltd.	2,132	48,831
*	Sungeel Hitech Co. Ltd.	1,079	29,381
	Sungshin Cement Co. Ltd.	4,045	30,613
	Sungwoo Hitech Co. Ltd.	21,774	92,749
	Sunjin Co. Ltd.	6,694	62,247
	Sunny Electronics Corp.	7,540	9,787
*	Suprema, Inc.	1,083	26,094
*	SY Co. Ltd.	2,817	6,918
	SY Steel Tech, Inc.	5,248	16,281
*	Synergy Innovation Co. Ltd.	13,058	26,778
*	Synopex, Inc.	25,669	124,328
	Systems Technology, Inc.	2,383	32,395
	T&L Co. Ltd.	1,291	56,173
	Taekwang Industrial Co. Ltd.	88	63,556
*	Taesung Co. Ltd.	3,380	76,252
*	Taewoong Co. Ltd.	3,800	110,381
	Taeyang Metal Industrial Co. Ltd.	2,443	4,078
*	Taihan Electric Wire Co. Ltd.	5,475	61,448
	TCC Steel	1,417	18,185
	TechWing, Inc.	3,485	68,968
	Telechips, Inc.	1,750	16,886
	TES Co. Ltd.	2,767	51,328
*	Theragen Etex Co. Ltd.	3,017	6,499
*	TK Chemical Corp.	18,495	23,781
	TK Corp.	3,223	53,098
	TKG Huchems Co. Ltd.	6,316	80,104
	TLB Co. Ltd.	1,294	25,040
	Tokai Carbon Korea Co. Ltd.	1,380	105,651
*	Tongyang Life Insurance Co. Ltd.	22,503	136,517
*	Tongyang, Inc.	32,625	15,776
	Toptec Co. Ltd.	13,629	48,220
	Tovis Co. Ltd.	3,928	44,909
	TS Corp.	15,745	34,890
	TSE Co. Ltd.	1,336	37,102
*	TSI Co. Ltd.	2,176	8,342
*	Tuksu Construction Co. Ltd.	1,248	6,529
	TYM Corp.	8,599	31,265
	UBCare Co. Ltd.	1,821	5,079
	Ubiquoss Holdings, Inc.	2,215	16,025
		Shares	Value»
SOUTH KOREA — (Continued)
	Ubiquoss, Inc.	4,740	$29,586
*	Ubivelox, Inc.	4,935	20,909
	Uju Electronics Co. Ltd.	1,489	47,276
*	Uni-Chem Co. Ltd.	8,568	10,728
	Unid Co. Ltd.	1,737	104,914
	Union Semiconductor Equipment & Materials Co. Ltd.	5,005	25,616
	Uniquest Corp.	1,908	8,480
*	UniTest, Inc.	2,780	24,754
	Unitrontech Co. Ltd.	9,773	44,805
	Value Added Technology Co. Ltd.	2,625	44,557
	Viatron Technologies, Inc.	4,839	30,844
*††	Vidente Co. Ltd.	14,607	6,562
	Vieworks Co. Ltd.	1,948	29,275
*	Vina Tech Co. Ltd.	352	7,213
	Vitzro Tech Co. Ltd.	4,793	29,435
	Vitzrocell Co. Ltd.	3,680	82,391
*	VM, Inc.	2,186	17,275
*	VT Co. Ltd.	6,844	176,698
	Webcash Corp.	2,174	22,986
	Webzen, Inc.	6,177	64,941
*	Wemade Co. Ltd.	3,326	74,805
	Whanin Pharmaceutical Co. Ltd.	3,526	30,469
	WINS Technet Co. Ltd.	3,156	28,840
	WiSoL Co. Ltd.	7,448	35,841
#	Won Tech Co. Ltd.	19,497	180,152
*	Wonik Holdings Co. Ltd.	18,829	80,898
	WONIK IPS Co. Ltd.	5,075	118,517
	Wonik Materials Co. Ltd.	2,517	42,859
	Wonik QnC Corp.	5,858	76,920
	Woojin, Inc.	8,723	69,573
*	Woongjin Co. Ltd.	9,328	21,474
*	Wooree Bio Co. Ltd.	10,286	16,988
	Woori Financial Group, Inc. (316140 KS)	141,413	2,509,114
#*	Woori Technology Investment Co. Ltd.	17,795	118,879
*	Woori Technology, Inc.	17,393	45,608
*	Woosu AMS Co. Ltd.	5,430	12,037
	Worldex Industry & Trading Co. Ltd.	4,605	80,034
*	Wysiwyg Studios Co. Ltd.	18,114	11,795
	Xexymix Corp.	7,154	31,557
	Y G-1 Co. Ltd.	4,569	18,953
*	YC Corp.	2,627	20,877
*	Yest Co. Ltd.	3,463	45,891
	YG Entertainment, Inc.	959	58,590
*	YG PLUS	843	5,195

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	YMT Co. Ltd.	3,261	$21,554
	Youlchon Chemical Co. Ltd.	1,117	27,386
	Young Poong Corp.	970	29,593
#	Youngone Corp.	6,032	262,189
	Youngone Holdings Co. Ltd.	2,175	220,418
	Yuanta Securities Korea Co. Ltd.	27,721	74,006
	Yuhan Corp.	1,345	113,214
*	Yungjin Pharmaceutical Co. Ltd.	10,300	15,881
	Zeus Co. Ltd.	3,897	34,529
	Zinus, Inc.	3,761	58,308
TOTAL SOUTH KOREA			177,081,712
TAIWAN — (26.6%)
	104 Corp.	4,000	29,730
	91APP, Inc.	22,000	60,207
	Aaeon Technology, Inc.	8,398	33,821
	ABC Taiwan Electronics Corp.	19,210	10,387
	Abico Avy Co. Ltd.	45,000	51,132
#	Ability Enterprise Co. Ltd.	54,000	107,309
	Ability Opto-Electronics Technology Co. Ltd.	7,000	27,109
	AcBel Polytech, Inc.	254,890	234,134
	Accton Technology Corp.	48,000	1,417,641
	Acer E-Enabling Service Business, Inc.	6,000	46,783
	Acer, Inc.	449,000	479,694
*	ACES Electronic Co. Ltd.	41,882	79,520
*	Acon Holding, Inc.	108,000	29,051
#	Acter Group Corp. Ltd.	39,000	635,880
	Action Electronics Co. Ltd.	112,000	47,482
	Actron Technology Corp.	20,902	90,976
	ADATA Technology Co. Ltd.	133,417	404,576
	Adda Corp.	11,000	6,555
	Addcn Technology Co. Ltd.	15,634	91,985
*	Adimmune Corp.	107,000	61,245
	Advanced Ceramic X Corp.	15,000	59,540
	Advanced Energy Solution Holding Co. Ltd.	4,000	164,860
	Advanced International Multitech Co. Ltd.	51,000	109,530
		Shares	Value»
TAIWAN — (Continued)
*	Advanced Optoelectronic Technology, Inc.	42,000	$19,549
	Advanced Power Electronics Corp.	16,000	42,956
#	Advanced Wireless Semiconductor Co.	39,000	123,595
	Advancetek Enterprise Co. Ltd.	101,000	235,677
	Advantech Co. Ltd.	48,498	539,484
*	AEON Motor Co. Ltd.	9,000	9,850
#	Aero Win Technology Corp.	12,000	19,865
	Aerospace Industrial Development Corp.	79,000	115,379
	AGV Products Corp.	162,000	57,124
	AIC, Inc.	9,028	96,045
	Air Asia Co. Ltd.	10,000	12,824
	Airoha Technology Corp.	6,000	110,659
	Airtac International Group	23,000	654,155
	Alchip Technologies Ltd.	13,000	1,661,881
	Alexander Marine Co. Ltd.	5,272	35,448
*	Algoltek, Inc.	7,000	12,791
	Allied Circuit Co. Ltd.	6,470	27,408
	Allied Supreme Corp.	12,000	103,686
#	Allis Electric Co. Ltd.	57,252	194,578
	Alltek Technology Corp.	81,480	97,617
#	Alltop Technology Co. Ltd.	18,000	140,495
	Alpha Networks, Inc.	72,000	63,532
	Altek Corp.	91,962	123,246
	Amazing Microelectronic Corp.	27,564	58,676
	Ambassador Hotel	63,000	87,895
	AMPACS Corp.	27,000	27,911
	Ampak Technology, Inc.	16,000	42,576
	Ampire Co. Ltd.	18,000	16,310
	Ample Electronic Technology Co. Ltd.	7,000	32,403
	AMPOC Far-East Co. Ltd.	33,000	103,997
#	AmTRAN Technology Co. Ltd.	242,024	106,710
*	Amulaire Thermal Technology, Inc.	24,000	19,576
	Anderson Industrial Corp.	50,000	23,880
	Anji Technology Co. Ltd.	27,299	29,283

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Anpec Electronics Corp.	21,000	$118,259
	Aopen, Inc.	11,000	16,449
	Apac Opto Electronics, Inc.	24,000	66,940
	Apacer Technology, Inc.	37,000	71,361
#	APAQ Technology Co. Ltd.	15,000	52,012
	APCB, Inc.	49,000	22,758
	Apex Biotechnology Corp.	25,000	24,013
	Apex Dynamics, Inc.	1,000	23,443
#*	Apex International Co. Ltd.	73,681	59,087
	Apex Science & Engineering	54,060	21,816
	ARBOR Technology Corp.	9,000	12,318
	Arcadyan Technology Corp.	48,000	354,717
	Ardentec Corp.	135,000	339,250
	ARES International Corp.	12,000	21,447
	Argosy Research, Inc.	19,000	105,278
#	Arizon RFID Technology Cayman Co. Ltd.	8,000	40,620
	ASE Technology Holding Co. Ltd.	304,000	1,474,213
	Asia Cement Corp.	358,000	483,933
	Asia Electronic Material Co. Ltd.	22,000	14,223
	Asia Optical Co., Inc.	68,000	293,490
	Asia Polymer Corp.	121,000	50,186
#	Asia Tech Image, Inc.	20,000	51,511
	Asia Vital Components Co. Ltd.	27,331	830,690
	ASIX Electronics Corp.	16,000	43,593
	ASMedia Technology, Inc.	6,000	377,499
	ASolid Technology Co. Ltd.	9,000	15,492
	ASPEED Technology, Inc.	6,200	938,933
	ASROCK, Inc.	16,000	140,868
	Asustek Computer, Inc.	70,000	1,536,599
	ATE Energy International Co. Ltd.	34,000	31,785
	Aten International Co. Ltd.	24,000	46,939
	Auden Techno Corp.	10,358	31,196
	Audix Corp.	20,000	40,039
#	AUO Corp. (2409 TT)	1,039,200	414,299
		Shares	Value»
TAIWAN — (Continued)
	AURAS Technology Co. Ltd.	9,000	$200,491
	Aurora Corp.	9,000	17,192
	Avalue Technology, Inc.	20,000	64,083
	Avermedia Technologies	38,000	51,216
	Axiomtek Co. Ltd.	24,893	70,042
	Azurewave Technologies, Inc.	20,000	39,021
	Bafang Yunji International Co. Ltd.	10,000	61,538
	Bank of Kaohsiung Co. Ltd.	251,066	98,171
	Baotek Industrial Materials Ltd.	22,000	38,112
	Basso Industry Corp.	41,000	52,600
	BenQ Materials Corp.	73,000	54,812
#	BES Engineering Corp.	426,000	157,728
	Billion Electric Co. Ltd.	13,000	12,394
	Bin Chuan Enterprise Co. Ltd.	29,000	46,302
	B'in Live Co. Ltd.	8,000	23,678
	Bionime Corp.	11,000	27,051
*	Biostar Microtech International Corp.	31,000	18,300
	Bioteque Corp.	15,000	55,029
	Bizlink Holding, Inc.	28,461	856,012
	Bon Fame Co. Ltd.	9,000	18,281
#	Bonny Worldwide Ltd.	5,000	25,014
#	Bora Pharmaceuticals Co. Ltd.	5,494	149,723
	Brave C&H Supply Co. Ltd.	8,000	22,636
	Bright Led Electronics Corp.	32,000	17,692
	Brightek Optoelectronic Co. Ltd.	19,000	29,980
	Brighten Optix Corp.	2,248	14,532
	Brighton-Best International Taiwan, Inc.	150,000	174,975
#	Brillian Network & Automation Integrated System Co. Ltd.	6,777	58,184
	C Sun Manufacturing Ltd.	7,600	36,483
*	Calin Technology Co. Ltd.	33,000	30,452
	Calitech Co. Ltd.	10,000	22,009
*	Caliway Biopharmaceuticals Co. Ltd.	50,000	206,789

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Cameo Communications, Inc.	98,000	$29,346
	Capital Futures Corp.	59,856	97,163
	Capital Securities Corp.	563,000	380,699
#*	Career Technology MFG. Co. Ltd.	223,871	106,357
	Castles Technology Co. Ltd.	23,225	54,584
	Caswell, Inc.	15,000	41,701
	Catcher Technology Co. Ltd.	93,000	656,777
	Cathay Chemical Works	8,000	14,837
	Cathay Consolidated, Inc.	14,299	39,821
	Cathay Financial Holding Co. Ltd.	818,358	1,658,678
	Cathay Real Estate Development Co. Ltd.	212,000	131,839
*	CCP Contact Probes Co. Ltd.	33,554	34,280
*	Celxpert Energy Corp.	31,821	36,610
	Cenra, Inc.	25,000	28,128
#	Center Laboratories, Inc.	199,773	248,574
#	Central Reinsurance Co. Ltd.	176,105	136,152
	Century Iron & Steel Industrial Co. Ltd.	47,000	293,392
#	Chailease Holding Co. Ltd.	395,477	1,526,799
	Chain Chon Industrial Co. Ltd.	47,032	16,365
*	ChainQui Construction Development Co. Ltd.	49,000	21,446
	Chaintech Technology Corp.	13,000	14,964
	Champion Microelectronic Corp.	20,000	38,297
	Chang Hwa Commercial Bank Ltd.	1,049,454	648,215
#	Chang Wah Electromaterials, Inc.	117,000	151,576
	Chang Wah Technology Co. Ltd.	149,000	151,999
	Channel Well Technology Co. Ltd.	63,000	186,951
	Chant Sincere Co. Ltd.	19,000	26,777
		Shares	Value»
TAIWAN — (Continued)
	Charoen Pokphand Enterprise	66,800	$259,117
	Chateau International Development Co. Ltd.	12,810	12,811
	CHC Healthcare Group	38,000	58,295
	CHC Resources Corp.	14,000	34,086
	Chen Full International Co. Ltd.	36,000	48,659
	Chenbro Micom Co. Ltd.	11,000	186,453
	Cheng Loong Corp.	327,000	199,353
*	Cheng Mei Materials Technology Corp.	181,962	84,260
	Cheng Shin Rubber Industry Co. Ltd.	402,000	537,749
#	Cheng Uei Precision Industry Co. Ltd.	127,000	239,723
#	Chenming Electronic Technology Corp.	37,000	144,934
	Chia Chang Co. Ltd.	44,000	54,470
	Chia Hsin Cement Corp.	136,220	63,904
	Chicony Electronics Co. Ltd.	107,000	466,568
#	Chicony Power Technology Co. Ltd.	50,000	187,879
	Chief Telecom, Inc.	9,300	135,604
	Chien Kuo Construction Co. Ltd.	39,200	33,498
	Chien Shing Harbour Service Co. Ltd.	22,000	34,020
*	Chien Shing Stainless Steel Co. Ltd.	35,616	13,891
#	China Airlines Ltd.	877,000	600,953
#	China Bills Finance Corp.	224,000	113,553
	China Container Terminal Corp.	41,000	36,100
	China Ecotek Corp.	8,000	14,887
	China Electric Manufacturing Corp.	101,000	42,604
	China Fineblanking Technology Co. Ltd.	13,000	11,296
#	China General Plastics Corp.	138,000	54,913
	China Glaze Co. Ltd.	46,000	24,884
*	China Man-Made Fiber Corp.	460,000	97,628
	China Metal Products	106,000	88,125
	China Motor Corp.	82,000	151,242
#*	China Petrochemical Development Corp.	1,413,490	351,385
	China Steel Chemical Corp.	64,000	185,920

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China Steel Corp.	1,207,000	$783,828
	China Steel Structure Co. Ltd.	27,000	38,537
	China Wire & Cable Co. Ltd.	43,000	54,500
	Chinese Maritime Transport Ltd.	16,000	25,777
	Ching Feng Home Fashions Co. Ltd.	46,854	31,746
	Chin-Poon Industrial Co. Ltd.	118,000	138,253
*	Chip Hope Co. Ltd.	9,000	10,971
	Chipbond Technology Corp.	218,000	407,547
	ChipMOS Technologies, Inc. (8150 TT)	231,000	199,877
	Chlitina Holding Ltd.	19,301	65,746
	Chong Hong Construction Co. Ltd.	61,000	166,669
	Chroma ATE, Inc.	30,000	429,578
	Chun YU Works & Co. Ltd.	23,750	14,903
	Chun Yuan Steel Industry Co. Ltd.	165,000	109,289
#*	Chung Hung Steel Corp.	267,000	137,210
	Chung Hwa Chemical Industrial Works Ltd.	27,000	29,554
	Chung Hwa Food Industrial Co. Ltd.	7,700	23,125
*	Chung Hwa Pulp Corp.	150,000	61,217
	Chung Lien Co. Ltd.	9,000	11,322
	Chung Tai Resource Technology Corp.	21,000	72,964
	Chung-Hsin Electric & Machinery Manufacturing Corp.	96,000	526,121
	Chunghwa Precision Test Tech Co. Ltd.	5,000	141,276
	Chunghwa Telecom Co. Ltd. (2412 TT)	93,000	401,879
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	18,891	819,869
	Chyang Sheng Texing Co. Ltd.	5,000	3,329
	CKM Applied Materials Corp.	8,000	8,102
	Cleanaway Co. Ltd. (8422 TT)	31,000	200,143
	Clevo Co.	134,000	198,187
	CMC Magnetics Corp.	360,800	95,080
		Shares	Value»
TAIWAN — (Continued)
	C-Media Electronics, Inc.	21,000	$27,423
	Collins Co. Ltd.	38,000	19,295
	Compal Electronics, Inc.	668,000	653,706
	Compeq Manufacturing Co. Ltd.	258,000	560,743
	Complex Micro Interconnection Co. Ltd.	21,000	28,383
	Compucase Enterprise	17,000	64,998
#	Concord International Securities Co. Ltd.	97,092	38,844
	Concord Securities Co. Ltd.	238,350	93,407
	Continental Holdings Corp.	154,000	113,406
	Contrel Technology Co. Ltd.	46,000	57,278
	Coremax Corp.	36,555	66,778
	Coretronic Corp.	72,000	194,932
	Co-Tech Development Corp.	93,000	365,172
	Coxon Precise Industrial Co. Ltd.	38,000	17,247
	Creative Sensor, Inc.	17,000	31,651
	Crowell Development Corp.	37,800	33,788
	Cryomax Cooling System Corp.	20,581	19,987
*	CSBC Corp. Taiwan	194,000	104,612
	CTBC Financial Holding Co. Ltd.	1,837,000	2,524,215
	CTCI Advanced Systems, Inc.	3,000	12,200
	CTCI Corp.	191,000	186,223
	CTI Traffic Industries Co. Ltd.	4,800	15,796
	Cub Elecparts, Inc.	5,000	11,672
	CviLux Corp.	30,000	42,311
	Cyberlink Corp.	17,000	53,062
	CyberPower Systems, Inc.	15,600	120,696
*	CyberTAN Technology, Inc.	103,000	90,022
	Cystech Electronics Corp.	8,000	20,482
	DA CIN Construction Co. Ltd.	79,200	158,132
	Dah San Electric Wire & Cable Co. Ltd.	27,456	47,894
#	Da-Li Development Co. Ltd.	71,552	108,548
	Darfon Electronics Corp.	75,000	87,632
#	Darwin Precisions Corp.	154,000	55,316

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Davicom Semiconductor, Inc.	13,000	$10,223
	Daxin Materials Corp.	5,000	42,435
	De Licacy Industrial Co. Ltd.	88,240	39,123
	Delpha Construction Co. Ltd.	89,000	84,662
	Delta Electronics, Inc.	179,000	3,372,019
	Depo Auto Parts Ind Co. Ltd.	36,000	205,954
	Desiccant Technology Corp.	6,600	33,124
	DFI, Inc.	10,000	23,768
	Dimerco Data System Corp.	15,600	63,667
	Dimerco Express Corp.	49,052	124,283
	DingZing Advanced Materials, Inc.	5,000	16,675
	D-Link Corp.	207,000	113,546
*	Donpon Precision, Inc.	26,000	24,772
	Dr. Wu Skincare Co. Ltd.	5,000	21,189
	Draytek Corp.	16,000	17,030
	Drewloong Precision, Inc.	8,571	46,472
	Dyaco International, Inc.	44,786	31,849
#	Dynamic Holding Co. Ltd.	111,000	290,374
	Dynamic Medical Technologies, Inc.	4,400	10,750
#	Dynapack International Technology Corp.	46,000	352,075
	E Ink Holdings, Inc.	63,000	428,980
	E.Sun Financial Holding Co. Ltd.	1,437,145	1,537,017
#	Eastech Holding Ltd.	18,000	54,454
*	Eastern Media International Corp.	117,371	60,473
#*	Eclat Textile Co. Ltd.	44,000	588,559
	eCloudvalley Digital Technology Co. Ltd.	14,000	37,353
#	ECOVE Environment Corp.	15,000	146,617
*	Edimax Technology Co. Ltd.	46,000	26,907
#	Edison Opto Corp.	50,084	29,075
*	Edom Technology Co. Ltd.	55,000	46,430
	eGalax_eMPIA Technology, Inc.	9,000	10,762
#*	Egis Technology, Inc.	22,000	97,832
*	EirGenix, Inc.	26,000	55,350
	Elan Microelectronics Corp.	100,000	413,140
		Shares	Value»
TAIWAN — (Continued)
	E-Lead Electronic Co. Ltd.	37,202	$47,076
	E-LIFE MALL Corp.	23,000	54,905
	Elite Advanced Laser Corp.	14,000	89,659
	Elite Material Co. Ltd.	24,000	879,759
	Elite Semiconductor Microelectronics Technology, Inc.	89,000	147,938
	Elitegroup Computer Systems Co. Ltd.	85,000	49,267
	eMemory Technology, Inc.	11,000	744,640
	Emerging Display Technologies Corp.	48,000	35,689
	ENE Technology, Inc.	7,000	8,415
	Ennoconn Corp.	34,272	348,421
	Ennostar, Inc.	215,000	251,560
*	Epileds Technologies, Inc.	30,000	22,075
*	Episil Technologies, Inc.	52,000	63,872
	Episil-Precision, Inc.	37,086	40,148
	Eris Technology Corp.	6,633	27,646
	Eson Precision Ind Co. Ltd.	33,000	71,342
#	Eternal Materials Co. Ltd.	352,950	327,079
	Eurocharm Holdings Co. Ltd.	13,000	58,495
#	Eva Airways Corp.	728,000	917,935
	Ever Supreme Bio Technology Co. Ltd.	14,519	73,759
*	Everest Textile Co. Ltd.	157,000	33,267
#	Evergreen Aviation Technologies Corp.	37,000	144,480
	Evergreen International Storage & Transport Corp.	146,000	167,137
	Evergreen Marine Corp. Taiwan Ltd.	181,400	1,197,039
	EVERGREEN Steel Corp.	62,000	166,909
#	Everlight Chemical Industrial Corp.	168,000	91,223
	Everlight Electronics Co. Ltd.	127,000	293,229
#*	Everspring Industry Co. Ltd.	28,000	9,512
	Evertop Wire Cable Corp.	36,000	40,215
	Excel Cell Electronic Co. Ltd.	19,000	11,094
	Excellence Opto, Inc.	66,000	46,300
	Excelsior Medical Co. Ltd.	41,637	116,656

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Falcon Machine Tools Co. Ltd.	15,000	$9,252
	Far Eastern Department Stores Ltd.	324,000	229,401
	Far Eastern International Bank	756,163	339,172
	Far Eastern New Century Corp.	458,000	438,967
	Far EasTone Telecommunications Co. Ltd.	187,797	512,197
#	Faraday Technology Corp.	59,081	297,977
	Farglory F T Z Investment Holding Co. Ltd.	51,772	77,491
	Farglory Land Development Co. Ltd.	92,000	190,087
	FDC International Hotels Corp.	2,000	3,325
	Feature Integration Technology, Inc.	10,000	23,534
*	Federal Corp.	96,000	67,023
	Feedback Technology Corp.	14,040	47,193
	Feng Hsin Steel Co. Ltd.	152,000	343,464
	Feng TAY Enterprise Co. Ltd.	116,880	462,218
	FIC Global, Inc.	12,000	13,986
*	FineMat Applied Materials Co. Ltd.	19,000	19,163
	FineTek Co. Ltd.	10,200	43,437
	Firich Enterprises Co. Ltd.	93,000	78,349
#*	First Copper Technology Co. Ltd.	86,000	94,019
	First Financial Holding Co. Ltd.	1,131,877	1,118,107
#	First Hi-Tec Enterprise Co. Ltd.	18,000	158,486
	First Hotel	65,000	29,207
	First Insurance Co. Ltd.	103,000	84,726
*	First Steamship Co. Ltd.	312,000	60,645
#	FIT Holding Co. Ltd.	69,000	109,192
	Fitipower Integrated Technology, Inc.	31,150	186,940
*	FLEXium Interconnect, Inc.	108,000	235,479
#	Flytech Technology Co. Ltd.	36,000	135,021
	FocalTech Systems Co. Ltd.	68,000	142,967
		Shares	Value»
TAIWAN — (Continued)
	Forcecon Tech Co. Ltd.	21,454	$81,077
*	Forest Water Environment Engineering Co. Ltd.	17,544	18,783
	Formosa Advanced Technologies Co. Ltd.	58,000	51,855
#	Formosa Chemicals & Fibre Corp.	630,000	605,030
	Formosa International Hotels Corp.	25,000	159,212
	Formosa Laboratories, Inc.	45,000	100,013
	Formosa Oilseed Processing Co. Ltd.	14,500	14,472
	Formosa Optical Technology Co. Ltd.	8,000	34,833
#	Formosa Petrochemical Corp.	149,000	217,721
#	Formosa Plastics Corp.	571,000	812,244
	Formosa Sumco Technology Corp.	18,000	53,134
	Formosa Taffeta Co. Ltd.	331,000	181,075
	Formosan Rubber Group, Inc.	75,700	62,918
	Formosan Union Chemical Corp.	126,000	74,335
#	Fortune Electric Co. Ltd.	33,000	726,297
*	Forward Electronics Co. Ltd.	21,000	12,377
	Fositek Corp.	6,000	180,436
	Founding Construction & Development Co. Ltd.	67,000	37,183
	Foxconn Technology Co. Ltd.	149,000	320,384
	Foxsemicon Integrated Technology, Inc.	28,000	283,508
#	Franbo Lines Corp.	79,663	49,326
	Froch Enterprise Co. Ltd.	98,000	47,639
	FSP Technology, Inc.	39,000	71,916
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	14,113
#	Fu Hua Innovation Co. Ltd.	89,365	99,401
	Fubon Financial Holding Co. Ltd.	1,161,627	3,188,281

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fulgent Sun International Holding Co. Ltd.	50,443	$172,267
*	Full Wang International Development Co. Ltd.	14,700	9,273
	Fullerton Technology Co. Ltd.	41,000	30,904
*	Fulltech Fiber Glass Corp.	121,745	219,734
	Fusheng Precision Co. Ltd.	32,000	299,530
	Fwusow Industry Co. Ltd.	100,045	48,480
	G Shank Enterprise Co. Ltd.	41,416	110,399
	Gallant Micro Machining Co. Ltd.	1,000	21,695
	Gallant Precision Machining Co. Ltd.	11,000	31,160
#	Gamania Digital Entertainment Co. Ltd.	32,000	68,410
*	GCS Holdings, Inc.	9,000	49,222
	GEM Services, Inc.	27,000	61,067
*	GEM Terminal Industrial Co. Ltd.	15,000	8,364
#	Gemtek Technology Corp.	133,000	106,246
*	General Interface Solution GIS Holding Ltd.	99,000	151,309
	General Plastic Industrial Co. Ltd.	30,000	30,347
	Generalplus Technology, Inc.	28,000	36,308
	Genesys Logic, Inc.	23,000	100,998
	Genius Electronic Optical Co. Ltd.	30,000	432,054
	Genovate Biotechnology Co. Ltd.	15,450	9,408
	GeoVision, Inc.	12,460	20,212
	Getac Holdings Corp.	66,000	258,845
	GFC Ltd.	23,000	85,405
	Giant Manufacturing Co. Ltd.	78,015	298,811
	Giantplus Technology Co. Ltd.	114,000	50,986
	Gigabyte Technology Co. Ltd.	86,000	780,248
*	Gigasolar Materials Corp.	20,474	49,495
*	Gigastorage Corp.	108,000	44,123
	Global Brands Manufacture Ltd.	76,000	290,841
		Shares	Value»
TAIWAN — (Continued)
	Global Lighting Technologies, Inc.	27,000	$36,083
	Global Mixed Mode Technology, Inc.	24,000	173,277
	Global PMX Co. Ltd.	28,000	109,084
	Global Unichip Corp.	11,000	440,520
	Global View Co. Ltd.	15,000	33,974
	Globaltek Fabrication Co. Ltd.	12,000	21,976
	Globalwafers Co. Ltd.	67,000	760,518
	Globe Union Industrial Corp.	97,566	32,329
	Gloria Material Technology Corp.	157,000	194,347
*	GlycoNex, Inc.	29,000	21,818
	GMI Technology, Inc.	20,452	30,358
	Gold Circuit Electronics Ltd.	58,800	728,321
	Golden Long Teng Development Co. Ltd.	35,000	30,776
	Goldsun Building Materials Co. Ltd.	268,000	330,656
	Good Finance Securities Co. Ltd.	19,000	12,762
	Good Will Instrument Co. Ltd.	31,000	46,822
	Gordon Auto Body Parts	47,000	43,438
	Gourmet Master Co. Ltd.	53,000	142,091
	Grand Fortune Securities Co. Ltd.	139,990	51,837
#*	Grand Pacific Petrochemical	400,433	139,197
	Grand Process Technology Corp.	3,000	149,367
	GrandTech CG Systems, Inc.	12,437	21,379
	Grape King Bio Ltd.	58,000	250,667
	Great China Metal Industry	51,000	36,606
	Great Taipei Gas Co. Ltd.	70,000	70,576
	Great Tree Pharmacy Co. Ltd.	28,164	143,595
	Great Wall Enterprise Co. Ltd.	202,100	412,103
	Greatek Electronics, Inc.	135,000	277,287
	Green World FinTech Service Co. Ltd.	32,000	64,607
	Group Up Industrial Co. Ltd.	11,000	78,147
	GTM Holdings Corp.	36,000	37,134
#	Gudeng Precision Industrial Co. Ltd.	27,246	273,581

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Hai Kwang Enterprise Corp.	46,050	$24,703
	Hannstar Board Corp.	96,840	235,120
*	HannStar Display Corp.	860,000	205,076
*	HannsTouch Holdings Co.	227,000	45,300
	Hanpin Electron Co. Ltd.	20,000	30,834
	Harvatek Corp.	61,000	35,129
	Heran Co. Ltd.	16,000	39,871
#	Hey Song Corp.	98,000	130,749
	Hi-Clearance, Inc.	7,518	34,940
	Highlight Tech Corp.	27,000	39,083
	Highwealth Construction Corp.	225,636	308,309
	Hi-Lai Foods Co. Ltd.	6,000	30,493
	HIM International Music, Inc.	15,000	49,010
	Hiroca Holdings Ltd.	21,000	16,195
*	Hitron Technology, Inc.	41,000	30,594
	Hiwin Technologies Corp.	32,701	229,560
	Hiyes International Co. Ltd.	20,759	60,448
	Ho Tung Chemical Corp.	278,000	72,397
	Hocheng Corp.	102,960	56,418
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	46,885
	Holiday Entertainment Co. Ltd.	18,950	45,288
	Holtek Semiconductor, Inc.	6,000	7,878
	Holy Stone Enterprise Co. Ltd.	45,550	121,682
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	823,000	4,839,635
	Honey Hope Honesty Enterprise Co. Ltd.	18,000	15,212
	Hong Ho Precision Textile Co. Ltd.	36,000	24,380
	Hong Pu Real Estate Development Co. Ltd.	74,000	67,425
	Hong TAI Electric Industrial	76,000	92,811
	Horizon Securities Co. Ltd.	114,240	40,982
#	Hota Industrial Manufacturing Co. Ltd.	99,000	180,048
#	Hotai Finance Co. Ltd.	100,480	215,635
	Hotai Motor Co. Ltd.	35,100	645,686
		Shares	Value»
TAIWAN — (Continued)
*	Hotron Precision Electronic Industrial Co. Ltd.	18,919	$11,342
	Hsin Ba Ba Corp.	13,269	29,701
#	Hsin Kuang Steel Co. Ltd.	92,000	124,598
	Hsin Yung Chien Co. Ltd.	6,000	17,674
	Hsing TA Cement Co.	41,000	22,378
#*	HTC Corp.	213,000	286,004
#	Hu Lane Associate, Inc.	27,675	123,161
#	HUA ENG Wire & Cable Co. Ltd.	119,000	104,698
	Hua Jung Components Co. Ltd.	30,000	12,800
	Hua Nan Financial Holdings Co. Ltd.	1,261,347	1,208,610
#	Hua Yu Lien Development Co. Ltd.	55,961	135,111
	Huaku Development Co. Ltd.	87,150	277,232
	Huang Hsiang Construction Corp.	51,838	67,605
	Huikwang Corp.	14,000	12,424
	Hung Ching Development & Construction Co. Ltd.	49,000	43,851
	Hung Sheng Construction Ltd.	153,000	117,621
	Huxen Corp.	7,000	11,543
	Hwa Fong Rubber Industrial Co. Ltd.	78,000	42,216
	Hwacom Systems, Inc.	32,000	23,571
#	Hwang Chang General Contractor Co. Ltd.	72,695	178,222
	Ibase Technology, Inc.	32,000	57,348
	IBF Financial Holdings Co. Ltd.	1,053,953	511,689
	ICARES Medicus, Inc.	3,000	11,395
	Ichia Technologies, Inc.	62,000	84,495
	I-Chiun Precision Industry Co. Ltd.	45,864	106,617
*	Ideal Bike Corp.	29,000	6,264
#	IEI Integration Corp.	57,000	145,340
	IKKA Holdings Cayman Ltd.	6,000	18,721
#*	In Win Development, Inc.	9,000	26,995
	Inergy Technology, Inc.	5,000	9,605
	Infortrend Technology, Inc.	72,000	50,483

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ingentec Corp.	5,250	$21,071
	Innodisk Corp.	32,172	242,947
#	Innolux Corp.	1,214,587	465,831
	Inpaq Technology Co. Ltd.	26,205	59,568
	Insyde Software Corp.	8,000	57,559
	Intai Technology Corp.	11,000	37,695
	Integrated Service Technology, Inc.	20,000	81,151
*	IntelliEPI, Inc.	10,000	53,629
	Interactive Digital Technologies, Inc.	13,000	31,497
*	International CSRC Investment Holdings Co.	306,000	124,468
#	International Games System Co. Ltd.	45,000	1,176,646
	Inventec Corp.	390,000	576,001
#	Iron Force Industrial Co. Ltd.	20,742	58,012
	I-Sheng Electric Wire & Cable Co. Ltd.	36,000	59,701
	ITE Technology, Inc.	46,000	201,658
	ITEQ Corp.	62,000	208,291
	Jarllytec Co. Ltd.	9,000	32,661
	Jean Co. Ltd.	69,313	61,053
	Jentech Precision Industrial Co. Ltd.	8,299	394,846
	Jetway Information Co. Ltd.	12,750	17,121
#	Jetwell Computer Co. Ltd.	9,000	55,428
	Jia Wei Lifestyle, Inc.	18,900	28,488
	Jih Lin Technology Co. Ltd.	28,000	43,057
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	50,998
	Jinan Acetate Chemical Co. Ltd.	178,880	476,091
	Johnson Chemical Pharmaceutical Works Corp.	16,000	30,814
	Johnson Health Tech Co. Ltd.	28,000	141,671
	Joinsoon Electronics Manufacturing Co. Ltd.	34,813	14,301
#	JPC connectivity, Inc.	26,000	118,427
	JPP Holding Co. Ltd.	18,000	115,532
	JSL Construction & Development Co. Ltd.	34,379	90,004
	K Laser Technology, Inc.	47,000	25,834
	Kaimei Electronic Corp.	40,400	77,358
		Shares	Value»
TAIWAN — (Continued)
	Kao Fong Machinery Co. Ltd.	24,000	$36,389
	Kaori Heat Treatment Co. Ltd.	9,000	94,318
	Kedge Construction Co. Ltd.	24,913	70,433
	Keding Enterprises Co. Ltd.	10,000	40,329
	KEE TAI Properties Co. Ltd.	130,935	55,049
	Kenda Rubber Industrial Co. Ltd.	292,051	220,690
	Kent Industrial Co. Ltd.	12,000	9,655
	Kerry TJ Logistics Co. Ltd.	82,000	92,112
	Keystone Microtech Corp.	8,000	96,143
	KGI Financial Holding Co. Ltd.	1,601,000	810,995
#	KHGEARS International Ltd.	10,000	53,721
	Kindom Development Co. Ltd.	116,000	193,363
	King Chou Marine Technology Co. Ltd.	27,000	38,714
	King Polytechnic Engineering Co. Ltd.	17,400	30,218
	King Slide Works Co. Ltd.	5,000	440,248
#	King Yuan Electronics Co. Ltd.	190,000	743,217
*	King's Town Bank Co. Ltd.	341,000	614,874
*	King's Town Construction Co. Ltd.	18,000	24,831
	Kingstate Electronics Corp.	8,000	9,259
	Kinik Co.	21,000	226,702
	Kinko Optical Co. Ltd.	54,000	46,054
	Kinpo Electronics	367,000	218,870
	Kinsus Interconnect Technology Corp.	104,000	353,385
	KMC Kuei Meng International, Inc.	18,000	56,480
	KNH Enterprise Co. Ltd.	40,000	22,739
	Ko Ja Cayman Co. Ltd.	18,000	21,717
	KS Terminals, Inc.	45,000	76,621
	Kuen Ling Machinery Refrigerating Co. Ltd.	26,000	36,615
	Kung Long Batteries Industrial Co. Ltd.	25,000	117,198

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Kung Sing Engineering Corp.	139,000	$52,176
#	Kuo Toong International Co. Ltd.	73,000	123,221
	Kuo Yang Construction Co. Ltd.	86,000	50,497
	Kwong Lung Enterprise Co. Ltd.	34,000	53,848
	L&K Engineering Co. Ltd.	26,166	281,726
	La Kaffa International Co. Ltd.	10,000	24,707
	Lanner Electronics, Inc.	40,380	107,258
	Largan Precision Co. Ltd. (3008 TT)	15,000	1,176,497
	Laser Tek Taiwan Co. Ltd.	25,300	38,516
	Laster Tech Co. Ltd.	37,000	29,242
*	Leader Electronics, Inc.	74,000	22,929
	Leadtrend Technology Corp.	6,119	8,639
*	Lealea Enterprise Co. Ltd.	252,600	55,571
	LEE CHI Enterprises Co. Ltd.	66,000	23,211
	Lelon Electronics Corp.	41,000	104,644
	Lemtech Holdings Co. Ltd.	16,000	42,356
	Leo Systems, Inc.	20,000	18,060
*	Leofoo Development Co. Ltd.	59,000	33,287
*	Li Peng Enterprise Co. Ltd.	228,000	45,441
	Lian HWA Food Corp.	27,824	127,908
	Lien Hwa Industrial Holdings Corp.	160,420	242,547
	Lingsen Precision Industries Ltd.	119,000	58,281
	Lintes Technology Co. Ltd.	5,000	18,330
	Lion Travel Service Co. Ltd.	19,000	92,733
	Lite-On Technology Corp.	228,000	901,397
	Liton Technology Corp.	29,000	32,240
*	Long Bon International Co. Ltd.	23,000	11,920
	Long Da Construction & Development Corp.	77,000	71,824
*	Longchen Paper & Packaging Co. Ltd.	306,515	105,140
		Shares	Value»
TAIWAN — (Continued)
#	Longwell Co.	41,000	$145,572
	Loop Telecommunication International, Inc.	21,000	34,218
	Lotes Co. Ltd.	19,207	898,117
	Lotus Pharmaceutical Co. Ltd.	36,000	260,726
	Loyalty Founder Enterprise Co. Ltd.	20,000	27,922
	Lucky Cement Corp.	107,000	50,281
	Lumax International Corp. Ltd.	34,600	112,116
*	Lung Yen Life Service Corp.	48,000	94,088
	Lungteh Shipbuilding Co. Ltd.	26,050	88,392
	Luxe Green Energy Technology Co. Ltd.	21,630	17,887
#	LuxNet Corp.	12,617	82,474
	M3 Technology, Inc.	6,000	16,994
	Macauto Industrial Co. Ltd.	19,000	37,328
	Macnica Galaxy, Inc.	6,000	18,367
	Macroblock, Inc.	10,000	21,035
*	Macronix International Co. Ltd.	598,000	376,023
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	9,656
*	Magnate Technology Co. Ltd.	22,000	31,041
	Makalot Industrial Co. Ltd.	73,780	648,884
	Marketech International Corp.	35,000	238,308
#	Materials Analysis Technology, Inc.	24,622	156,791
	Maxigen Biotech, Inc.	13,650	19,915
#	Mayer Steel Pipe Corp.	72,000	55,436
*	Mechema Chemicals International Corp.	22,000	58,958
	MediaTek, Inc.	114,000	5,162,440
	Mega Financial Holding Co. Ltd.	999,835	1,422,261
	Megaforce Co. Ltd.	16,000	22,141
	Meiloon Industrial Co.	46,800	32,956
	Mercuries & Associates Holding Ltd.	184,396	74,497
	Mercuries Data Systems Ltd.	15,000	14,365
*	Mercuries Life Insurance Co. Ltd.	1,101,121	192,589
	Merida Industry Co. Ltd.	79,000	305,210
#	Merry Electronics Co. Ltd.	77,101	292,409

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	METAAGE Corp.	25,000	$43,823
*	Microbio Co. Ltd.	131,399	105,131
	Micro-Star International Co. Ltd.	89,000	425,182
	Mildef Crete, Inc.	13,000	48,255
	MIN AIK Technology Co. Ltd.	62,000	41,552
#*	Mitac Holdings Corp.	173,000	438,080
*	Mobiletron Electronics Co. Ltd.	11,000	10,815
	momo.com, Inc.	13,750	129,509
*	MOSA Industrial Corp.	64,400	31,720
*	Mosel Vitelic, Inc.	18,000	12,456
	Motech Industries, Inc.	99,000	59,407
	MPI Corp.	7,000	243,295
	MSSCORPS Co. Ltd.	20,523	92,528
	Munsin Garment Corp.	8,000	12,598
*	My Humble House Hospitality Management Consulting	13,000	16,559
	Nak Sealing Technologies Corp.	23,000	85,470
	Namchow Holdings Co. Ltd.	70,000	94,563
	Nan Juen International Co. Ltd.	7,000	49,037
#	Nan Kang Rubber Tire Co. Ltd.	167,000	208,455
	Nan Liu Enterprise Co. Ltd.	10,000	19,592
	Nan Pao Resins Chemical Co. Ltd.	19,000	242,660
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	12,742
	Nan Ya Plastics Corp.	614,000	837,433
#	Nan Ya Printed Circuit Board Corp.	39,000	228,468
	Nang Kuang Pharmaceutical Co. Ltd.	26,000	30,267
	Nantex Industry Co. Ltd.	94,000	76,314
*	Nanya Technology Corp.	200,000	294,435
	National Aerospace Fasteners Corp.	7,000	29,321
	National Petroleum Co. Ltd.	21,000	44,607
	Netronix, Inc.	18,000	69,503
*	New Asia Construction & Development Corp.	50,000	25,097
	New Best Wire Industrial Co. Ltd.	8,000	7,764
		Shares	Value»
TAIWAN — (Continued)
*	Newmax Technology Co. Ltd.	24,000	$18,547
	Nextronics Engineering Corp.	11,000	36,579
	Nichidenbo Corp.	67,000	169,282
	Nidec Chaun-Choung Technology Corp.	4,000	16,435
	Nien Hsing Textile Co. Ltd.	53,000	32,991
	Nien Made Enterprise Co. Ltd.	31,000	442,516
	Niko Semiconductor Co. Ltd.	17,191	23,894
	Nishoku Technology, Inc.	18,000	69,947
#	North-Star International Co. Ltd.	63,179	87,596
	Nova Technology Corp.	10,000	57,381
	Novatek Microelectronics Corp.	63,000	995,631
	Nuvoton Technology Corp.	50,000	114,179
	O-Bank Co. Ltd.	369,000	111,763
	Ocean Plastics Co. Ltd.	60,000	73,936
	OK Biotech Co. Ltd.	46,571	24,614
	Optimax Technology Corp.	41,946	34,917
	Orient Europharma Co. Ltd.	12,000	20,484
	Orient Semiconductor Electronics Ltd.	130,000	167,573
*	Oriental Union Chemical Corp.	250,000	104,367
	O-TA Precision Industry Co. Ltd.	22,000	38,488
	Pacific Construction Co.	101,000	32,438
	Pacific Hospital Supply Co. Ltd.	16,000	47,635
*	Paiho Shih Holdings Corp.	77,309	51,665
	Pan Asia Chemical Corp.	51,519	17,104
	Pan German Universal Motors Ltd.	6,000	66,895
	Pan Jit International, Inc.	102,000	160,749
	Pan-International Industrial Corp.	131,000	187,681
	Panion & BF Biotech, Inc.	21,000	49,158
	Parade Technologies Ltd.	22,000	418,700
#	Parpro Corp.	37,000	67,635

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	PChome Online, Inc.	63,268	$68,899
#	PCL Technologies, Inc.	20,281	60,367
	P-Duke Technology Co. Ltd.	16,000	44,177
	Pegatron Corp.	278,000	740,083
	Pegavision Corp.	12,514	128,012
	PharmaEngine, Inc.	33,000	81,283
*	PharmaEssentia Corp.	14,219	234,744
*	Phihong Technology Co. Ltd.	109,000	79,594
	Phison Electronics Corp.	20,000	351,095
	Phoenix Silicon International Corp.	28,272	119,360
	Phoenix Tours International, Inc.	19,215	36,169
*	Phytohealth Corp.	53,000	22,356
	Pixart Imaging, Inc.	44,000	285,250
	Planet Technology Corp.	13,000	64,485
	Plastron Precision Co. Ltd.	27,000	13,628
	Podak Co. Ltd.	18,000	25,508
	Polytronics Technology Corp.	14,000	20,068
	Posiflex Technology, Inc.	14,000	116,101
#	Pou Chen Corp.	371,000	348,892
	Power Wind Health Industry, Inc.	16,000	76,768
#*	Powerchip Semiconductor Manufacturing Corp.	938,000	467,270
	Powertech Technology, Inc.	173,000	722,609
	Poya International Co. Ltd.	18,495	286,217
	President Chain Store Corp.	102,000	874,087
#	President Securities Corp.	317,900	200,356
	Primax Electronics Ltd.	173,000	419,284
	Prince Housing & Development Corp.	383,000	116,511
	Princeton Technology Corp.	40,000	13,667
	Pro Hawk Corp.	2,000	10,138
	Prolific Technology, Inc.	14,000	9,349
#	Promate Electronic Co. Ltd.	81,598	162,475
	Prosperity Dielectrics Co. Ltd.	38,000	48,140
	PSS Co. Ltd.	9,000	40,850
	Qisda Corp.	481,000	414,803
		Shares	Value»
TAIWAN — (Continued)
	QST International Corp.	28,948	$50,644
#	Qualipoly Chemical Corp.	32,000	74,502
	Quang Viet Enterprise Co. Ltd.	16,000	38,538
	Quanta Computer, Inc.	225,000	2,095,686
	Quanta Storage, Inc.	50,000	146,326
	Quaser Machine Tools, Inc.	10,000	21,216
*	Quintain Steel Co. Ltd.	91,514	29,494
	Radiant Opto-Electronics Corp.	89,000	409,092
	Radium Life Tech Co. Ltd.	251,268	94,596
	Rafael Microelectronics, Inc.	2,000	7,522
#	Raydium Semiconductor Corp.	24,000	278,530
*	RDC Semiconductor Co. Ltd.	6,000	30,943
	Realtek Semiconductor Corp.	39,000	745,714
#	Rechi Precision Co. Ltd.	141,000	112,374
	Rexon Industrial Corp. Ltd.	37,000	37,075
	Rich Development Co. Ltd.	217,280	63,895
*	Right WAY Industrial Co. Ltd.	19,000	7,326
*	RiTdisplay Corp.	18,000	22,804
*	Ritek Corp.	225,000	76,458
	Rodex Fasteners Corp.	12,000	12,981
	Roundtop Machinery Industries Co. Ltd.	20,000	17,729
	Ruby Tech Corp.	9,270	12,124
	Ruentex Development Co. Ltd.	259,400	258,940
	Ruentex Engineering & Construction Co.	21,200	131,278
	Ruentex Industries Ltd.	150,619	261,893
	Run Long Construction Co. Ltd.	133,800	138,144
	Sakura Development Co. Ltd.	91,914	199,950
	Sampo Corp.	105,000	87,405
	San Fang Chemical Industry Co. Ltd.	59,000	67,256
	San Fu Chemical Co. Ltd.	12,000	45,499

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	San Lien Technology Corp. Ltd.	8,400	$24,530
	San Shing Fastech Corp.	22,000	39,460
*	SanDi Properties Co. Ltd.	8,000	10,217
	Sanyang Motor Co. Ltd.	174,000	359,954
	Savior Lifetec Corp.	104,000	64,812
	SCI Pharmtech, Inc.	22,714	43,750
	Scientech Corp.	14,000	156,537
	ScinoPharm Taiwan Ltd.	103,000	57,713
	SciVision Biotech, Inc.	25,000	96,138
	SDI Corp.	39,000	95,729
	Sea & Land Integrated Corp.	16,000	11,293
	Sea Sonic Electronics Co. Ltd.	20,000	49,365
	Securitag Assembly Group Co. Ltd.	4,000	13,181
	Senao International Co. Ltd.	31,000	31,182
	Senao Networks, Inc.	10,467	56,505
#	Sensortek Technology Corp.	12,000	69,515
	Sercomm Corp.	92,000	306,873
	Sesoda Corp.	87,000	90,881
	Shanghai Commercial & Savings Bank Ltd.	613,881	881,315
	Sharehope Medicine Co. Ltd.	34,369	31,100
	Sheh Fung Screws Co. Ltd.	13,000	15,682
	Sheng Yu Steel Co. Ltd.	37,000	29,432
	ShenMao Technology, Inc.	36,000	93,921
	Shieh Yih Machinery Industry Co. Ltd.	43,000	34,054
	Shih Her Technologies, Inc.	14,000	72,052
*	Shih Wei Navigation Co. Ltd.	159,201	82,368
	Shihlin Electric & Engineering Corp.	26,000	153,750
*	Shihlin Paper Corp.	24,000	42,330
*	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	9,946
	Shin Hsiung Natural Gas Co. Ltd.	6,480	9,085
	Shin Ruenn Development Co. Ltd.	24,899	49,823
#	Shin Zu Shing Co. Ltd.	43,086	335,020
		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	145,000	$45,176
#	Shinkong Insurance Co. Ltd.	75,000	237,658
	Shinkong Synthetic Fibers Corp.	394,000	169,175
#	Shinkong Textile Co. Ltd.	36,000	62,880
	Shiny Brands Group Co. Ltd.	11,000	43,146
	Shiny Chemical Industrial Co. Ltd.	51,000	215,510
	Shuttle, Inc.	108,000	57,953
	Sigurd Microelectronics Corp.	133,000	344,022
	Silergy Corp.	40,000	430,263
#	Silicon Integrated Systems Corp.	123,785	227,201
*	Silicon Optronics, Inc.	5,000	9,268
	Silicon Power Computer & Communications, Inc.	19,000	14,977
	Simplo Technology Co. Ltd.	29,000	395,950
	Sinbon Electronics Co. Ltd.	64,000	517,309
	Sincere Navigation Corp.	102,000	74,906
	Singatron Enterprise Co. Ltd.	42,000	33,081
	Sinmag Equipment Corp.	12,000	56,589
*	Sino Tactful Co. Ltd.	27,000	22,932
	Sino-American Silicon Products, Inc.	162,000	543,111
	Sinon Corp.	140,000	192,816
	SinoPac Financial Holdings Co. Ltd.	1,075,666	887,542
	Sinopower Semiconductor, Inc.	6,000	18,945
	Sinphar Pharmaceutical Co. Ltd.	56,160	58,840
	Sinyi Realty, Inc.	88,000	74,632
	Sirtec International Co. Ltd.	36,000	30,343
	Sitronix Technology Corp.	37,000	245,631
	Siward Crystal Technology Co. Ltd.	54,000	39,092
	Soft-World International Corp.	19,000	61,249
	Solar Applied Materials Technology Corp.	168,000	277,909
	Solteam, Inc.	26,465	40,924

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Solytech Enterprise Corp.	46,000	$15,265
	Song Shang Electronics Co. Ltd.	27,000	24,810
	Sonix Technology Co. Ltd.	45,000	48,088
	Southeast Cement Co. Ltd.	52,000	31,226
	Speed Tech Corp.	33,000	45,687
	Sporton International, Inc.	30,650	163,804
#	Sports Gear Co. Ltd.	23,000	77,138
	St. Shine Optical Co. Ltd.	15,000	79,891
	Standard Chemical & Pharmaceutical Co. Ltd.	29,000	55,565
	Standard Foods Corp.	158,000	168,662
#	Stark Technology, Inc.	30,000	163,088
*	Starlux Airlines Co. Ltd.	203,000	174,487
	S-Tech Corp.	70,390	55,416
	Sun Max Tech Ltd.	15,000	31,423
*	Sun Yad Construction Co. Ltd.	86,007	39,675
	Sunflex Tech Co. Ltd.	23,283	15,824
	Sunfun Info Co. Ltd.	26,960	39,369
	Sunjuice Holdings Co. Ltd.	7,000	27,486
*	Sunko INK Co. Ltd.	69,000	27,732
	SunMax Biotechnology Co. Ltd.	8,000	112,176
	Sunny Friend Environmental Technology Co. Ltd.	37,119	93,223
	Sunonwealth Electric Machine Industry Co. Ltd.	68,000	256,722
	Sunplus Innovation Technology, Inc.	9,240	36,253
*	Sunplus Technology Co. Ltd.	139,000	87,854
	Sunrex Technology Corp.	56,000	81,408
	Sunspring Metal Corp.	66,000	52,937
	Superalloy Industrial Co. Ltd.	70,000	126,732
	Superior Plating Technology Co. Ltd.	7,000	9,763
	Supreme Electronics Co. Ltd.	177,693	250,060
	Swancor Holding Co. Ltd.	11,000	44,341
	Sweeten Real Estate Development Co. Ltd.	42,930	45,160
		Shares	Value»
TAIWAN — (Continued)
#	Symtek Automation Asia Co. Ltd.	26,421	$133,930
#	Syncmold Enterprise Corp.	49,000	112,107
#	Synmosa Biopharma Corp.	110,339	136,110
	Synnex Technology International Corp.	204,000	452,100
	Syn-Tech Chem & Pharm Co. Ltd.	4,000	10,338
	Syscom Computer Engineering Co.	15,000	28,393
	Sysgration	31,000	42,579
	Systex Corp.	57,000	207,748
	T3EX Global Holdings Corp.	39,000	91,506
	TA Chen Stainless Pipe	291,116	381,604
	Ta Ya Electric Wire & Cable	210,151	243,639
	Tah Hsin Industrial Corp.	5,720	12,740
	TA-I Technology Co. Ltd.	30,000	42,160
	Tai Tung Communication Co. Ltd.	69,192	45,967
	Taichung Commercial Bank Co. Ltd.	540,762	401,818
	TaiDoc Technology Corp.	18,000	74,678
#	Taiflex Scientific Co. Ltd.	92,769	139,957
	Taimide Tech, Inc.	45,000	93,389
	Tainan Enterprises Co. Ltd.	22,000	19,950
#	Tainan Spinning Co. Ltd.	389,000	167,069
*	Tainergy Tech Co. Ltd.	69,000	23,388
	Tai-Saw Technology Co. Ltd.	16,000	9,404
#	Taishin Financial Holding Co. Ltd.	2,549,256	1,391,346
	TaiSol Electronics Co. Ltd.	24,000	41,970
	Taisun Enterprise Co. Ltd.	60,000	37,531
	TAI-TECH Advanced Electronics Co. Ltd.	26,000	81,987
	Taiwan Business Bank	1,151,008	618,431
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,000	24,338
#	Taiwan Cogeneration Corp.	168,301	243,944

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cooperative Financial Holding Co. Ltd.	1,092,754	$927,473
	Taiwan FamilyMart Co. Ltd.	15,000	103,939
	Taiwan Fertilizer Co. Ltd.	209,000	363,007
	Taiwan Fire & Marine Insurance Co. Ltd.	93,000	93,945
	Taiwan Fructose Co. Ltd.	26,500	14,044
	Taiwan FU Hsing Industrial Co. Ltd.	55,000	81,892
#*	Taiwan Glass Industry Corp.	365,000	290,209
	Taiwan High Speed Rail Corp.	259,000	236,039
	Taiwan Hon Chuan Enterprise Co. Ltd.	93,757	457,097
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	62,294	66,348
*	Taiwan IC Packaging Corp.	41,000	17,369
	Taiwan Line Tek Electronic	14,420	11,618
#	Taiwan Mask Corp.	64,000	65,868
	Taiwan Mobile Co. Ltd.	287,000	1,011,761
	Taiwan Navigation Co. Ltd.	82,000	73,590
	Taiwan Optical Platform Co. Ltd.	9,000	24,381
	Taiwan Paiho Ltd.	90,000	155,062
#	Taiwan PCB Techvest Co. Ltd.	106,000	115,020
	Taiwan Sakura Corp.	48,000	138,139
	Taiwan Sanyo Electric Co. Ltd.	43,000	54,323
	Taiwan Secom Co. Ltd.	75,000	283,946
	Taiwan Semiconductor Co. Ltd.	78,000	117,967
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,642,000	101,715,025
	Taiwan Shin Kong Security Co. Ltd.	83,000	112,307
	Taiwan Speciality Chemicals Corp.	5,000	36,929
	Taiwan Steel Union Co. Ltd.	7,000	24,732
*	Taiwan Styrene Monomer	120,000	38,047
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Surface Mounting Technology Corp.	95,000	$334,863
	Taiwan Takisawa Technology Co. Ltd.	10,000	13,684
	Taiwan Taxi Co. Ltd.	16,000	68,215
*	Taiwan TEA Corp.	177,000	86,485
	Taiwan Union Technology Corp.	76,000	686,319
*	Taiwan-Asia Semiconductor Corp.	160,000	105,529
	Taiyen Biotech Co. Ltd.	27,000	29,766
*	Tang Eng Iron Works Co. Ltd.	20,000	20,080
	Tatung Co. Ltd.	337,450	401,713
	Tatung System Technologies, Inc.	8,000	20,586
*	TBI Motion Technology Co. Ltd.	15,000	19,409
	TCC Group Holdings Co. Ltd.	863,076	700,103
#	TCI Co. Ltd.	32,000	139,037
	Te Chang Construction Co. Ltd.	28,000	53,339
	Team Group, Inc.	21,000	51,246
	Teco Electric & Machinery Co. Ltd.	179,000	303,873
	Tehmag Foods Corp.	8,000	82,643
#	Test Research, Inc.	50,000	240,791
	Test Rite International Co. Ltd.	31,000	20,682
*	Thermaltake Technology Co. Ltd.	12,000	12,498
	Thinking Electronic Industrial Co. Ltd.	29,000	130,689
	Thye Ming Industrial Co. Ltd.	40,000	91,141
	Tofu Restaurant Co. Ltd.	2,000	13,622
	Ton Yi Industrial Corp.	273,000	165,512
	Tong Hsing Electronic Industries Ltd.	74,970	253,422
	Tong Yang Industry Co. Ltd.	68,000	237,499
#	Tong-Tai Machine & Tool Co. Ltd.	71,000	77,388
	Top Union Electronics Corp.	33,135	33,048
	Topco Scientific Co. Ltd.	54,780	525,623
	Topco Technologies Corp.	10,000	20,825
	Topkey Corp.	22,000	133,094
	Topoint Technology Co. Ltd.	35,000	73,474

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Toung Loong Textile Manufacturing	15,000	$7,806
#*	TPK Holding Co. Ltd.	148,000	161,359
	Trade-Van Information Services Co.	6,000	18,967
	Transcend Information, Inc.	50,000	157,428
	Transcom, Inc.	24,350	99,667
	Triocean Industrial Corp. Co. Ltd.	6,000	18,055
	Tripod Technology Corp.	72,000	670,127
	Trusval Technology Co. Ltd.	6,621	52,205
	Tsang Yow Industrial Co. Ltd.	13,000	9,933
	Tsann Kuen Enterprise Co. Ltd.	18,419	15,112
	TSC Auto ID Technology Co. Ltd.	8,498	52,097
#	TSEC Corp.	85,000	45,288
	TSRC Corp.	204,000	123,861
	Ttet Union Corp.	7,000	35,132
	TTFB Co. Ltd.	10,189	68,361
	TTY Biopharm Co. Ltd.	80,000	206,213
*	Tul Corp.	19,000	42,521
	Tung Ho Steel Enterprise Corp.	195,000	418,074
#	Tung Thih Electronic Co. Ltd.	30,000	56,989
	TURVO International Co. Ltd.	16,000	95,374
	TXC Corp.	127,000	355,148
#	TYC Brother Industrial Co. Ltd.	66,000	89,503
*	Tycoons Group Enterprise	54,115	13,824
	Tyntek Corp.	79,000	39,628
	TZE Shin International Co. Ltd.	27,000	14,577
*	U-BEST Innovative Technology Co. Ltd.	36,000	23,116
	Ubright Optronics Corp.	12,000	25,255
	UDE Corp.	19,000	61,852
	Ultra Chip, Inc.	19,000	33,706
	U-Ming Marine Transport Corp.	133,000	231,248
	Unic Technology Corp.	25,000	19,277
	Unimicron Technology Corp.	212,000	962,330
	Union Bank of Taiwan	284,924	158,358
	Union Insurance Co. Ltd.	22,000	19,021
*	Uniplus Electronics Co. Ltd.	37,000	33,203
		Shares	Value»
TAIWAN — (Continued)
	Uni-President Enterprises Corp.	541,000	$1,427,841
	Unitech Computer Co. Ltd.	13,000	18,047
#*	Unitech Printed Circuit Board Corp.	246,772	228,961
*	United Alloy-Tech Co.	16,000	22,142
	United Integrated Services Co. Ltd.	29,000	761,372
	United Microelectronics Corp. (2303 TT)	1,854,000	2,569,037
	United Orthopedic Corp.	23,000	76,536
	United Radiant Technology	17,000	11,773
	United Recommend International Co. Ltd.	11,900	15,569
*	United Renewable Energy Co. Ltd.	470,000	111,225
	Univacco Technology, Inc.	30,000	44,255
#	Universal Cement Corp.	162,832	145,417
	Universal Microwave Technology, Inc.	6,000	63,754
	Universal Vision Biotechnology Co. Ltd.	21,798	145,720
	Universal, Inc.	9,000	8,602
	UPC Technology Corp.	264,000	91,541
	UPI Semiconductor Corp.	21,000	136,233
	Userjoy Technology Co. Ltd.	19,981	55,704
	USI Corp.	277,000	100,193
*	Usun Technology Co. Ltd.	11,000	15,007
	Utechzone Co. Ltd.	15,000	44,861
	UVAT Technology Co. Ltd.	17,000	35,876
	Value Valves Co. Ltd.	12,000	30,896
	Vanguard International Semiconductor Corp.	172,133	533,459
	Ventec International Group Co. Ltd.	23,000	63,966
	VIA Labs, Inc.	13,000	37,736
	Via Technologies, Inc.	63,000	124,528
	Viking Tech Corp.	26,000	32,967
	Visco Vision, Inc.	13,000	72,518
	VisEra Technologies Co. Ltd.	20,000	148,009
	Visual Photonics Epitaxy Co. Ltd.	24,000	114,827
	Vivotek, Inc.	13,000	40,212

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Vizionfocus, Inc.	13,000	$76,822
	Voltronic Power Technology Corp.	12,000	471,354
	VSO Electronics Co. Ltd.	5,251	19,604
*	Wafer Works Corp.	190,507	146,382
	Waffer Technology Corp.	48,027	82,093
	Wah Hong Industrial Corp.	36,000	45,980
	Wah Lee Industrial Corp.	64,000	200,311
	Walsin Lihwa Corp.	579,023	432,722
	Walsin Technology Corp.	107,000	301,028
	Walton Advanced Engineering, Inc.	109,000	46,696
#	Wan Hai Lines Ltd.	131,400	388,604
*	We & Win Development Co. Ltd.	73,000	25,986
*	We&Win Diversification Co. Ltd.	47,000	30,385
	WEI Chih Steel Industrial Co. Ltd.	49,000	30,208
	Wei Chuan Foods Corp.	99,000	51,978
	Weikeng Industrial Co. Ltd.	149,000	168,478
	Well Shin Technology Co. Ltd.	37,000	67,572
	Welldone Co.	19,000	31,165
	Weltrend Semiconductor	41,000	64,477
	Wholetech System Hitech Ltd.	18,000	54,669
#	Win Semiconductors Corp.	116,000	328,948
*	Winbond Electronics Corp.	496,913	285,189
	Winmate, Inc.	12,000	59,626
	Winstek Semiconductor Co. Ltd.	27,000	86,369
	WinWay Technology Co. Ltd.	4,000	147,796
	Wisdom Marine Lines Co. Ltd.	139,000	270,330
	Wiselink Co. Ltd.	14,650	80,815
	Wistron Corp.	306,000	1,245,377
	WITS Corp.	19,659	62,409
	Wiwynn Corp.	17,000	1,551,531
	WNC Corp.	85,647	335,733
	Wonderful Hi-Tech Co. Ltd.	36,000	45,739
	Wowprime Corp.	41,293	316,000
	WPG Holdings Ltd.	259,000	573,883
		Shares	Value»
TAIWAN — (Continued)
	WT Microelectronics Co. Ltd.	104,641	$479,880
	WUS Printed Circuit Co. Ltd.	49,000	132,786
#	XinTec, Inc.	45,000	219,962
	X-Legend Entertainment Co. Ltd.	7,000	21,980
	Xxentria Technology Materials Corp.	59,675	89,170
	Ya Horng Electronic Co. Ltd.	15,000	31,486
	Yageo Corp.	72,792	1,279,075
	Yang Ming Marine Transport Corp.	362,000	734,394
	Yankey Engineering Co. Ltd.	20,604	283,724
	YC INOX Co. Ltd.	146,858	105,010
	YCC Parts Manufacturing Co. Ltd.	11,000	18,186
	Yea Shin International Development Co. Ltd.	91,617	81,466
	Yem Chio Co. Ltd.	159,000	82,595
*	Yen Sun Technology Corp.	14,000	20,388
*	Yeong Guan Energy Technology Group Co. Ltd.	46,799	35,729
	YFC-Boneagle Electric Co. Ltd.	39,000	26,056
	YFY, Inc.	373,000	303,035
	Yi Jinn Industrial Co. Ltd.	66,150	37,801
*	Yieh Phui Enterprise Co. Ltd.	356,892	178,833
	Young Fast Optoelectronics Co. Ltd.	26,000	48,745
	Youngtek Electronics Corp.	54,000	110,999
	Yuan High-Tech Development Co. Ltd.	3,000	15,745
	Yuanta Financial Holding Co. Ltd.	1,062,808	1,102,432
	Yuanta Futures Co. Ltd.	38,979	107,249
	Yuen Chang Stainless Steel Co. Ltd.	19,000	9,387
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	44,012
	Yulon Finance Corp.	94,308	315,855
	Yulon Motor Co. Ltd.	225,864	246,369

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	$15,082
	Yungshin Construction & Development Co. Ltd.	16,000	42,912
	YungShin Global Holding Corp.	59,000	123,503
	Yusin Holding Corp.	13,286	38,685
	Zeng Hsing Industrial Co. Ltd.	18,669	61,018
	Zenitron Corp.	61,000	67,197
#	Zero One Technology Co. Ltd.	45,579	174,484
	Zhen Ding Technology Holding Ltd.	164,000	683,989
*	Zhong Yang Technology Co. Ltd.	16,000	23,368
*	Zig Sheng Industrial Co. Ltd.	124,000	36,810
	ZillTek Technology Corp.	7,000	47,683
*	Zinwell Corp.	73,000	27,416
	Zippy Technology Corp.	33,000	59,730
	Zyxel Group Corp.	86,895	79,078
TOTAL TAIWAN			292,953,263
THAILAND — (1.7%)
	AAPICO Hitech PCL (AH/F TB)	46,400	21,297
*	Absolute Clean Energy PCL	547,400	21,943
	Advanced Info Service PCL	92,600	824,559
	Advanced Information Technology PCL, Class F	299,050	48,042
	AEON Thana Sinsap Thailand PCL	29,500	89,141
	After You PCL	121,000	25,363
	Allianz Ayudhya Capital PCL	9,200	9,149
	Amata Corp. PCL	239,300	117,160
	AP Thailand PCL	738,400	163,813
	Asia Plus Group Holdings PCL	335,500	25,666
	Asian Alliance International PCL	211,400	30,274
	Asian Insulators PCL	64,800	6,980
	Asian Sea Corp. PCL	117,700	26,112
	Asset World Corp. PCL	1,017,600	65,390
*	Assetwise PCL	38,500	7,658
	Aurora Design PCL	21,700	9,894
	B Grimm Power PCL	146,900	52,593
		Shares	Value»
THAILAND — (Continued)
	Bangchak Corp. PCL	197,500	$205,477
	Bangchak Sriracha PCL	280,900	42,977
	Bangkok Airways PCL	144,700	66,417
	Bangkok Aviation Fuel Services PCL	29,700	8,043
	Bangkok Bank PCL (BBLF TB)	105,900	479,596
#	Bangkok Chain Hospital PCL	208,400	89,278
	Bangkok Commercial Asset Management PCL	533,746	136,376
	Bangkok Dusit Medical Services PCL, Class F	766,800	504,474
#	Bangkok Expressway & Metro PCL	969,800	164,700
	Bangkok Land PCL	4,188,000	64,076
	Bangkok Life Assurance PCL, NVDR	48,900	26,485
	Banpu PCL	1,578,700	243,955
#	Banpu Power PCL	193,006	46,952
	BCPG PCL	194,700	39,917
	BEC World PCL	300,000	23,868
#	Berli Jucker PCL	205,000	120,441
	Betagro PCL	148,100	80,213
	BKI Holdings PCL	19,100	168,323
	Bluebik Group PCL	43,500	28,618
*	Bound & Beyond PCL	54,600	11,528
	Brooker Group PCL	1,721,000	18,958
*	BTS Group Holdings PCL	1,564,800	168,546
	Bumrungrad Hospital PCL	64,400	335,006
	Cal-Comp Electronics Thailand PCL, Class F	298,987	60,840
	Carabao Group PCL	49,900	84,363
	Central Pattana PCL	162,400	259,651
	Central Plaza Hotel PCL	69,300	60,436
#	Central Retail Corp. PCL	245,400	161,447
	CH Karnchang PCL	298,800	123,433
	Charoen Pokphand Foods PCL	432,000	301,395
#	Chularat Hospital PCL	1,200,500	64,286
	CK Power PCL	471,600	37,809
	Com7 PCL	162,400	108,333
	Cotto F	288,200	1,676
*	Country Group Development PCL	1,753,500	6,439
	CP ALL PCL	437,600	632,699
	CP Axtra PCL	89,182	56,216

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Delta Electronics Thailand PCL	152,900	$683,091
	Dhipaya Group Holdings PCL	201,400	117,093
	Diamond Building Products PCL	45,400	7,363
	Dohome PCL	12,456	1,532
	Don Muang Tollway PCL	212,400	66,944
*	Dusit Thani PCL	30,800	8,058
#	Dynasty Ceramic PCL	928,200	42,036
	Eastern Polymer Group PCL	330,500	29,733
	Electricity Generating PCL	24,700	83,517
#*	Energy Absolute PCL	1,055,600	93,673
#	Erawan Group PCL	642,200	45,984
	Forth Corp. PCL	68,100	14,691
	Forth Smart Service PCL	73,000	14,743
	Fortune Parts Industry PCL	107,900	5,052
	Frasers Property Thailand PCL	68,900	12,861
	GFPT PCL	168,400	49,984
	Global Green Chemicals PCL	58,600	7,173
	Global Power Synergy PCL	68,300	70,014
*	Gulf Development PCL	215,115	311,022
#	Gunkul Engineering PCL	1,033,000	54,685
	Haad Thip PCL	86,000	40,263
	Hana Microelectronics PCL	194,600	137,554
	Heng Leasing & Capital PCL	461,200	13,971
	Home Product Center PCL	1,000,500	218,898
	Ichitan Group PCL	212,200	72,725
	Index Livingmall PCL	68,700	29,641
#	Indorama Ventures PCL	102,800	72,665
#	IRPC PCL	4,008,800	126,348
	I-TAIL Corp. PCL	46,400	20,871
*	Italian-Thai Development PCL	241,200	1,771
*	Jasmine International PCL	264,841	12,399
*	Jasmine Technology Solution PCL	45,100	45,197
#	Jaymart Group Holdings PCL	233,300	54,613
#	JMT Network Services PCL	154,200	52,375
	Karmarts PCL	119,400	31,056
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL (KBANKF TB)	30,400	$150,698
	KCE Electronics PCL	211,300	160,350
	KGI Securities Thailand PCL	445,900	53,213
#	Khon Kaen Sugar Industry PCL	673,500	31,119
	Khonburi Sugar PCL	64,800	10,906
	Kiatnakin Phatra Bank PCL	29,200	49,367
	Krung Thai Bank PCL	409,400	275,606
	Krungthai Card PCL	128,400	111,977
	Lalin Property PCL	77,200	11,528
	Land & Houses PCL (LHF TB)	867,200	101,368
	Lanna Resources PCL	50,800	26,115
	LH Financial Group PCL	1,283,700	30,639
	Loxley PCL	153,300	5,301
	LPN Development PCL	615,700	32,782
	Major Cineplex Group PCL	164,600	42,560
	MBK PCL	134,708	69,662
	MC Group PCL	185,600	56,793
	MCS Steel PCL	99,900	25,678
#	Mega Lifesciences PCL	93,600	88,072
	Minor International PCL	576,300	440,866
#	MK Restaurants Group PCL	84,400	59,917
*	Mono Next PCL	616,500	34,145
	Moshi Moshi Retail Corp. PLC	34,900	42,717
	Muangthai Capital PCL	107,500	124,178
	Namyong Terminal PCL	111,900	9,724
	Netbay PCL	28,600	20,391
	Noble Development PCL	326,100	18,460
	Northeast Rubber PCL	595,200	80,501
	NSL Foods PCL	23,300	23,172
	Osotspa PCL	245,200	134,305
#	Plan B Media PCL	511,888	83,017
*	Platinum Group PCL, Class F	364,500	14,054
	Polyplex Thailand PCL	90,100	29,225
	Praram 9 Hospital PCL	88,400	65,191
	Precious Shipping PCL	281,700	56,892
	Premier Marketing PCL	69,400	23,572
	Prima Marine PCL	269,900	53,683
*	Property Perfect PCL	1,293,915	3,563
	Pruksa Holding PCL	327,300	44,668

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTG Energy PCL	397,500	$82,103
	PTT Exploration & Production PCL	219,500	846,297
#	PTT Global Chemical PCL	220,800	160,127
	PTT Oil & Retail Business PCL	299,800	127,516
	PTT PCL	847,100	861,875
#	Quality Houses PCL	2,244,400	98,210
	Rajthanee Hospital PCL	69,700	30,073
	Ramkhamhaeng Hospital PCL	5,900	3,214
#	Ratch Group PCL	134,100	108,741
	Ratchaphruek Hospital PCL	55,300	8,461
	Ratchthani Leasing PCL	666,190	34,043
	Regional Container Lines PCL	147,400	137,567
	Rojana Industrial Park PCL	343,900	49,459
	S Hotels & Resorts PCL	530,133	24,657
	Sabina PCL	60,000	28,458
	Saha-Union PCL	31,400	27,864
	Saksiam Leasing PCL	254,300	28,013
*	Samart Corp. PCL	167,000	31,939
	Sansiri PCL	4,478,700	202,830
#	Sappe PCL	40,400	47,904
	SC Asset Corp. PCL	963,600	52,780
	SCB X PCL	56,000	216,769
	SCG Packaging PCL	165,900	94,931
#	SCGJWD Logistics PCL	96,500	25,099
	Sermsang Power Corp. Co. Ltd.	118,666	14,960
	Siam Cement PCL	71,000	436,689
	Siam Wellness Group PCL	285,450	33,017
	Siamgas & Petrochemicals PCL	162,300	33,274
	Sikarin PCL, Class F	109,200	23,056
*	Singer Thailand PCL	167,600	26,925
	Singha Estate PCL	408,100	6,993
	SiS Distribution Thailand PCL	15,500	10,340
#	SISB PCL	87,000	41,264
	Somboon Advance Technology PCL	79,300	31,545
	SPCG PCL	143,200	35,931
#	Sri Trang Agro-Industry PCL	269,700	116,364
#	Sri Trang Gloves Thailand PCL	305,500	65,905
#	Srinanaporn Marketing PCL	148,700	45,502
		Shares	Value»
THAILAND — (Continued)
	Srisawad Capital 1969 PCL, Class F	527,878	$20,030
	Srisawad Corp. PCL	187,165	116,262
	Srivichai Vejvivat PCL	49,900	11,299
	Star Petroleum Refining PCL	690,300	120,401
*	Stecon Group PCL	239,400	47,250
*	STP & I PCL	430,579	49,540
	Supalai PCL	360,800	172,230
*	Super Energy Corp. PCL	8,310,300	35,601
	Susco PCL	298,200	23,542
	SVI PCL	142,800	27,092
	Syntec Construction PCL	243,200	13,321
	TAC Consumer PCL	207,600	29,730
#	Taokaenoi Food & Marketing PCL, Class F	175,400	32,203
	Thai Life Insurance PCL	175,600	54,271
	Thai Oil PCL	172,079	181,662
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,200	46,671
#	Thai Union Group PCL	367,400	124,790
	Thai Vegetable Oil PCL	142,120	98,719
*	Thaicom PCL	142,100	37,612
#	Thaifoods Group PCL	695,300	105,104
	Thanachart Capital PCL	31,700	47,773
*	Thonburi Healthcare Group PCL	144,000	39,437
	Thoresen Thai Agencies PCL	682,400	91,042
	TIDLOR Holdings PCL	264,134	141,443
	Tipco Asphalt PCL (TASCO/F TB)	143,300	65,336
	Tisco Financial Group PCL (TISCO/F TB)	20,300	61,652
	TKS Technologies PCL	84,500	14,868
#	TMBThanachart Bank PCL	1,826,374	107,861
	TOA Paint Thailand PCL	229,500	98,317
#	TPI Polene PCL	2,220,300	62,505
	TPI Polene Power PCL	1,139,000	77,374
	TQM Alpha PCL	40,000	18,605
	Triple i Logistics PCL	129,700	18,891
*	True Corp. PCL	793,490	252,518
	TTW PCL	265,400	72,685
	Union Auction PCL	36,100	7,291
	United Paper PCL	93,800	21,814

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Univanich Palm Oil PCL	247,200	$73,373
	Vanachai Group PCL	101,000	5,996
#*	VGI PCL	689,010	44,275
	WHA Corp. PCL	1,140,800	124,971
	WHA Utilities & Power PCL	272,900	28,559
#*	Xspring Capital PCL	2,797,300	45,366
TOTAL THAILAND			19,043,829
TURKEY — (1.2%)
	Agesa Hayat ve Emeklilik AS	9,026	38,639
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	54,473	39,562
	Akbank TAS	500,905	830,479
	Akcansa Cimento AS	8,691	30,462
*	Akenerji Elektrik Uretim AS	80,154	23,952
	Aksa Akrilik Kimya Sanayii AS	247,327	57,885
*	Aksa Enerji Uretim AS	31,025	30,363
*	Aksigorta AS	239,060	42,700
	Alarko Holding AS	32,925	76,007
	Albaraka Turk Katilim Bankasi AS	562,031	125,634
*	Alkim Alkali Kimya AS	46,788	20,828
	Anadolu Anonim Turk Sigorta Sirketi	50,407	123,361
	Anadolu Efes Biracilik Ve Malt Sanayii AS	181,040	67,487
	Anadolu Hayat Emeklilik AS	17,273	37,696
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	1,125	1,770
*	Anel Elektrik Proje Taahhut ve Ticaret AS	26,537	13,087
*	Arcelik AS	11,284	34,719
	ARD Grup Bilisim Teknolojileri AS	45,902	35,334
*	Arsan Tekstil Ticaret ve Sanayi AS	4,007	2,151
	Aselsan Elektronik Sanayi Ve Ticaret AS	75,548	347,466
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,628	109,636
	Atp Yazilim ve Teknoloji AS	3,819	8,462
	Aydem Yenilenebilir Enerji AS	30,439	13,678
		Shares	Value»
TURKEY — (Continued)
	Aygaz AS	12,246	$49,240
*	Baticim Bati Anadolu Cimento Sanayii AS	429,398	47,993
*	Bera Holding AS	245,321	100,935
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	82,055	30,809
#	BIM Birlesik Magazalar AS	24,100	314,767
#	Bogazici Beton Sanayi Ve Ticaret AS	24,607	12,997
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	3,049	27,034
	Borusan Yatirim ve Pazarlama AS	382	19,627
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	4,052	17,173
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	20,602
	Bursa Cimento Fabrikasi AS	296,334	54,796
*	Can2 Termik AS	415,828	18,419
	Celebi Hava Servisi AS	335	13,861
	Cemtas Celik Makina Sanayi Ve Ticaret AS	73,933	20,310
	Cimsa Cimento Sanayi VE Ticaret AS	39,883	50,625
	Coca-Cola Icecek AS	102,155	127,496
*	Deva Holding AS	19,448	31,041
	Dogan Sirketler Grubu Holding AS	200,388	78,368
	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	45,532	8,315
	Dogus Otomotiv Servis ve Ticaret AS	27,837	125,995
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	21,040
	EGE Endustri VE Ticaret AS	163	31,585
	EGE Gubre Sanayii AS	12,670	31,482
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	43,782	53,507
Ω	Enerjisa Enerji AS	25,463	40,561
	Enerya Enerji AS	116,426	24,548
#	Enka Insaat ve Sanayi AS	125,992	215,145

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	5,739	$23,918
*	Eregli Demir ve Celik Fabrikalari TAS	314,213	206,058
	Escar Turizm Tasimacilik Ticaret AS	19,337	22,160
*	Escort Teknoloji Yatirim AS	99,877	9,010
*	Esenboga Elektrik Uretim AS	23,983	56,256
	Europap Tezol Kagit Sanayi VE Ticaret AS	37,546	14,829
*	Europen Endustri Insaat Sanayi VE Ticaret AS	339,359	55,407
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	24,619	18,849
	Ford Otomotiv Sanayi AS	26,550	62,145
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	10,441	47,760
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	37,776	46,408
	Global Yatirim Holding AS	466,026	102,328
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,751	32,433
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	104,285	56,594
	Grainturk Tarim AS	7,309	82,987
*	GSD Holding AS	286,149	29,914
*	Gubre Fabrikalari TAS	4,790	29,286
#*	Hektas Ticaret TAS	346,845	33,779
*	Hitit Bilgisayar Hizmetleri AS	6,775	7,510
*	HUN Yenilenebilir Enerji Uretim AS	99,573	10,963
*	Ihlas Holding AS	515,900	34,350
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	29,667
*	Inveo Yatirim Holding AS	285	68
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	14,896	19,975
		Shares	Value»
TURKEY — (Continued)
*	Is Finansal Kiralama AS	172,678	$75,516
	Is Yatirim Menkul Degerler AS	92,488	95,225
*	Isiklar Enerji ve Yapi Holding AS	37,841	11,961
*	Izmir Demir Celik Sanayi AS	310,489	44,000
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	45,847	33,040
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	111,330	108,347
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	429,687	292,018
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	15,046
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,017,930	63,582
*	Kayseri Seker Fabrikasi AS	17,974	9,372
	Kervan Gida Sanayi Ve Ticaret AS	411,487	21,771
	Kiler Holding AS	12,084	18,500
	KOC Holding AS	80,832	356,096
	Kocaer Celik Sanayi Ve Ticaret AS	85,664	31,068
*	Konya Cimento Sanayii AS	106	15,237
*	Kordsa Teknik Tekstil AS	20,633	31,217
*	Koza Anadolu Metal Madencilik Isletmeleri AS	20,447	37,466
	LDR Turizm AS	5,342	30,073
	Logo Yazilim Sanayi Ve Ticaret AS	19,489	76,777
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	60,806	26,057
*	Margun Enerji Uretim Sanayi VE Ticaret AS	42,334	45,637
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	133,655	138,942
#*	MIA Teknoloji AS	42,541	37,636

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Migros Ticaret AS	5,375	$69,317
*Ω	MLP Saglik Hizmetleri AS	7,667	72,052
*	Naturel Yenilenebilir Enerji Ticaret AS	16,173	18,721
*	NET Holding AS	60,396	76,433
	Nuh Cimento Sanayi AS	6,838	39,280
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	107,633	14,446
*	Orge Enerji Elektrik Taahhut AS	18,555	34,587
*	Oyak Cimento Fabrikalari AS	189,465	111,360
*	Oyak Yatirim Menkul Degerler AS	31,633	29,033
*	Pegasus Hava Tasimaciligi AS	48,127	298,099
*	Peker Gayrimenkul Yatirim Ortakligi AS	40,494	5,370
	Penta Teknoloji Urunleri Dagitim Ticaret AS	54,864	21,148
*	Petkim Petrokimya Holding AS	211,934	89,135
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	45,883	30,099
*	Polisan Holding AS	169,399	16,918
*	Politeknik Metal Sanayi ve Ticaret AS	34	5,699
*	Qua Granite Hayal	184,107	31,135
*	Ral Yatirim Holding AS	30,403	93,516
*	Reysas Tasimacilik ve Lojistik Ticaret AS	254,592	106,658
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	89,120	43,609
#*	Sasa Polyester Sanayi AS	338,269	25,958
	SDT Uzay VE Savunma Teknolojileri AS	3,676	16,291
	Sekerbank Turk AS	1,008,762	145,131
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	10,411	26,199
	Sok Marketler Ticaret AS	75,479	69,286
	SUN Tekstil Sanayi Ve Ticaret AS	17,135	17,406
	Suwen Tekstil Sanayi Pazarlama AS	116,500	30,385
		Shares	Value»
TURKEY — (Continued)
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	11,462	$15,786
*	TAV Havalimanlari Holding AS	20,449	123,564
*	Tekfen Holding AS	16,654	44,227
#	Tofas Turk Otomobil Fabrikasi AS	17,549	99,489
*	Tukas Gida Sanayi ve Ticaret AS	753,227	50,007
*	Tumosan Motor ve Traktor Sanayi AS	6,241	18,429
*	Turk Altin Isletmeleri AS	62,876	35,325
	Turk Hava Yollari AO	104,341	738,696
*	Turk Telekomunikasyon AS	121,357	162,677
	Turk Traktor ve Ziraat Makineleri AS	2,167	31,496
	Turkcell Iletisim Hizmetleri AS	233,838	536,094
#	Turkiye Garanti Bankasi AS	108,139	379,126
#	Turkiye Is Bankasi AS, Class C	1,192,339	434,060
#	Turkiye Petrol Rafinerileri AS	127,986	531,736
	Turkiye Sigorta AS	231,215	56,302
*	Turkiye Sinai Kalkinma Bankasi AS	505,959	171,240
#	Turkiye Sise ve Cam Fabrikalari AS	161,585	145,948
#*	Turkiye Vakiflar Bankasi TAO, Class D	811,020	574,138
	Ulker Biskuvi Sanayi AS	59,050	159,169
*	Usak Seramik Sanayii AS	292,700	33,852
*	Vakif Finansal Kiralama AS	766,656	62,568
	Vestel Beyaz Esya Sanayi ve Ticaret AS	102,700	26,377
*	Vestel Elektronik Sanayi ve Ticaret AS	57,765	54,104
*	Yapi ve Kredi Bankasi AS	477,106	394,577
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	50,837	34,566
*	Yayla Agro Gida Sanayi VE Nakliyat AS	127,653	32,400

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	YEO Teknoloji Enerji VE Endustri AS	26,422	$26,769
	Ziraat Gayrimenkul Yatirim Ortakligi AS	65,156	38,764
*	Zorlu Enerji Elektrik Uretim AS	440,149	36,372
TOTAL TURKEY			12,931,996
UNITED ARAB EMIRATES — (2.3%)
	Abu Dhabi Aviation Co.	14,380	22,933
	Abu Dhabi Commercial Bank PJSC	300,437	1,329,462
	Abu Dhabi Islamic Bank PJSC	251,763	1,653,064
	Abu Dhabi National Hotels	2,122,301	288,278
	Abu Dhabi National Insurance Co. PSC	48,909	95,789
	Abu Dhabi National Oil Co. for Distribution PJSC	530,139	535,184
*	Abu Dhabi Ports Co. PJSC	224,804	254,586
	Abu Dhabi Ship Building Co. PJSC	17,840	38,780
	ADNOC Drilling Co. PJSC	394,041	626,435
	ADNOC Logistics & Services	20,214	25,626
	Agility Global PLC	894,066	286,893
	Agthia Group PJSC	122,446	142,100
	Air Arabia PJSC	705,958	713,670
	Ajman Bank PJSC	319,957	128,668
*	AL Seer Marine Supplies & Equipment Co. LLC	84,949	89,719
	Aldar Properties PJSC	154,222	398,530
	Alpha Dhabi Holding PJSC	42,848	145,035
	Amanat Holdings PJSC	499,460	160,232
	Americana Restaurants International PLC - Foreign Co.	683,152	399,360
*	Amlak Finance PJSC	140,173	64,426
*	Apex Investment Co. PSC	78,960	83,369
*	Bank of Sharjah	359,887	165,484
	Burjeel Holdings PLC	283,506	111,682
	Dana Gas PJSC	1,956,253	407,854
	Deyaar Development PJSC	451,753	127,650
	Dubai Electricity & Water Authority PJSC	333,242	250,914
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Financial Market PJSC	762,271	$362,643
	Dubai Investments PJSC	860,366	691,494
	Dubai Islamic Bank PJSC	515,907	1,399,171
	Emaar Development PJSC	170,570	696,086
	Emaar Properties PJSC	733,488	3,037,594
	Emirates Central Cooling Systems Corp.	562,291	264,789
	Emirates Driving Co.	115,541	93,372
	Emirates Integrated Telecommunications Co. PJSC	181,259	493,061
	Emirates NBD Bank PJSC	336,120	2,446,026
	Emirates Telecommunications Group Co. PJSC	356,607	1,838,836
*	EMSTEEL Building Materials PJSC	396,596	142,161
*	Eshraq Investments PJSC	356,690	51,827
	Fertiglobe PLC	283,949	200,670
	First Abu Dhabi Bank PJSC	344,268	1,684,192
*	Ghitha Holding PJSC	14,122	97,176
*	Gulf Navigation Holding PJSC	43,065	70,348
*	Gulf Pharmaceutical Industries PSC	126,729	49,331
*	Manazel PJSC	471,037	44,422
*	Multiply Group PJSC	1,426,112	1,065,451
	National Bank of Ras Al-Khaimah PSC	56,365	118,898
	National Central Cooling Co. PJSC	208,407	164,804
*	National Corp. for Tourism & Hotels	78,396	44,366
	NMDC Group PJSC	14,855	100,866
	Palms Sports PrJSC	4,850	10,193
*	Presight AI Holding PLC	122,248	126,895
*	RAK Properties PJSC	474,540	198,359
	Ras Al Khaimah Ceramics PJSC	261,574	183,663
	Salik Co. PJSC	332,982	579,526
	Sharjah Islamic Bank	443,792	364,586
*	Space42 PLC	140,389	83,110
	Taaleem Holdings PJSC	32,168	36,771
	TECOM Group PJSC	166,981	155,278

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	572,379	$135,927
TOTAL UNITED ARAB EMIRATES			25,577,615
TOTAL COMMON STOCKS			1,087,922,882
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Alpargatas SA, 1.243%	51,327	78,463
	Banco ABC Brasil SA, 9.013%	30,406	117,236
Ω	Banco BMG SA, 11.606%	75,929	46,782
	Banco Bradesco SA, 8.012%	343,590	952,925
	Banco do Estado do Rio Grande do Sul SA, 9.977%	66,700	130,671
	Banco Mercantil do Brasil SA, 3.103%	7,400	51,130
	Banco Pan SA, 3.100%	92,178	128,237
	Banco Pine SA, 8.636%	12,548	13,557
	Centrais Eletricas Brasileiras SA, 4.729%	22,000	160,692
	Centrais Eletricas de Santa Catarina SA, 8.789%	1,300	24,231
	Cia de Ferro Ligas da Bahia FERBASA, 7.560%	56,800	67,151
	Cia De Sanena Do Parana, 6.806%	217,148	256,333
	Cia Energetica de Minas Gerais, 18.528%	218,488	403,065
	Cia Paranaense de Energia - Copel Class B, 6.890%	172,300	364,936
	Energisa SA, 6.629%	75	117
	Eucatex SA Industria e Comercio, 4.174%	11,500	36,187
	Gerdau SA, 3.801%	38	114
	Isa Energia Brasil SA, 10.895%	60,100	232,584
	Itau Unibanco Holding SA, 7.121%	265,110	1,664,646
	Klabin SA, 5.280%	3	2
	Marcopolo SA, 6.961%	217,112	320,266
		Shares	Value»

BRAZIL — (Continued)
	Petroleo Brasileiro SA - Petrobras, 10.499%	455,373	$2,654,387
	Raizen SA, 0.705%	233,826	59,296
	Randon SA Implementos e Participacoes, 3.602%	46,700	59,297
	Schulz SA, 7.630%	39,876	35,891
	Taurus Armas SA, 3.791%	36,604	31,770
	Track & Field Co. SA, 1.633%	6,600	17,150
	Unipar Carbocloro SA, 9.164%	8,500	83,443
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	83,400	65,236
TOTAL BRAZIL			8,055,795
CHILE — (0.0%)
*	Sociedad Quimica y Minera de Chile SA Class B	3,458	127,176
COLOMBIA — (0.1%)
	Grupo Argos SA, 5.658%	20,262	56,635
	Grupo Aval Acciones y Valores SA, 4.066%	834,338	115,212
	Grupo de Inversiones Suramericana SA, 3.840%	28,009	252,672
TOTAL COLOMBIA			424,519
TAIWAN — (0.0%)
	Taishin Financial Holding Co. Ltd.	269,838	80,732
TOTAL PREFERRED STOCKS			8,688,222
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 08/25/2025	2,066	347
*	Priner Servicos Industriais SA Rights 08/06/2025	791	45
*	Randon SA Implementos e Participacoes Rights 08/19/2025	3,738	53
TOTAL BRAZIL			445

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

INDIA — (0.0%)
*	Inox Wind Ltd. Rights 08/20/2025	5,667	$1,980
*	JTEKT India Ltd. Rights 08/12/2025	1,430	342
*	Mahindra Logistics Ltd. Rights 08/14/2025	5,091	2,737
*	Spandana Sphoorty Financial Ltd. Rights 08/11/2025	1,454	662
TOTAL INDIA			5,721
MALAYSIA — (0.0%)
*	Aurelius Technologies Bhd. Warrants 06/18/2030	45,700	2,946
#*	Dagang NeXchange Bhd. Warrants 07/23/2030	187,933	3,966
*	Guan Chong Bhd. Warrants 06/19/2028	19,000	869
#*	YTL Corp. Bhd. Warrants 06/02/2028	157,840	36,638
*	YTL Power International Bhd. Warrants 06/02/2028	40,980	15,854
TOTAL MALAYSIA			60,273
		Shares	Value»

SOUTH KOREA — (0.0%)
*	LS Marine Solution Co. Ltd. Rights 08/05/2025	1,319	$4,042
*	SY Steel Tech, Inc. Rights 09/04/2025	2,571	1,808
TOTAL SOUTH KOREA			5,850
THAILAND — (0.0%)
*	Assetwise PCL	3,850	0
*	Better World Green PCL Warrants 03/13/2026	142,950	0
TOTAL RIGHTS/WARRANTS			72,289
TOTAL INVESTMENT SECURITIES (Cost $900,690,252)			1,096,683,393

			Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	531,819	6,151,555
TOTAL INVESTMENTS — (100.0%)
(Cost $906,841,708)^^			$1,102,834,948
As of July 31, 2025, the value of Rule 144A securities amounted to $29,654,726 or 2.7% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$43,713,327	—	—	$43,713,327
Chile	7,115,349	$443	—	7,115,792
Colombia	1,842,343	223,470	—	2,065,813
Czech Republic	—	2,007,772	—	2,007,772
Egypt	252,333	106,825	—	359,158
France	309,807	—	—	309,807
Greece	—	9,339,599	—	9,339,599
Hungary	—	3,298,557	—	3,298,557
India	13,981,245	262,755,321	—	276,736,566
Indonesia	255,253	21,942,091	$35,790	22,233,134
Kuwait	—	13,072,508	40,905	13,113,413
Malaysia	—	21,406,730	17	21,406,747
Mexico	26,136,738	36,663	—	26,173,401

Emerging Markets ex China Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Peru	$1,065,548	—	—	$1,065,548
Philippines	104,206	$7,964,168	—	8,068,374
Poland	—	19,400,007	—	19,400,007
Qatar	—	12,591,378	—	12,591,378
Saudi Arabia	32,451	47,202,728	—	47,235,179
South Africa	4,413,666	39,687,229	—	44,100,895
South Korea	5,155,317	171,863,806	$62,589	177,081,712
Taiwan	819,869	292,133,394	—	292,953,263
Thailand	26,485	19,017,344	—	19,043,829
Turkey	—	12,931,996	—	12,931,996
United Arab Emirates	—	25,577,615	—	25,577,615
Preferred Stocks
Brazil	8,055,795	—	—	8,055,795
Chile	127,176	—	—	127,176
Colombia	424,519	—	—	424,519
Taiwan	80,732	—	—	80,732
Rights/Warrants
Brazil	—	445	—	445
India	—	5,721	—	5,721
Malaysia	—	60,273	—	60,273
South Korea	—	5,850	—	5,850
Securities Lending Collateral	—	6,151,555	—	6,151,555
Total Investments in Securities	$113,912,159	$988,783,488	$139,301˂˃	$1,102,834,948

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
AUSTRALIA — (3.8%)
	AMP Ltd.	106,142	$108,596
	Ansell Ltd.	7,902	151,281
	Aurizon Holdings Ltd.	98,338	204,133
*	Austal Ltd.	2,856	11,985
	Bank of Queensland Ltd.	31,808	154,963
	Bapcor Ltd.	11,296	27,875
	Bega Cheese Ltd.	17,127	57,027
	Bendigo & Adelaide Bank Ltd.	27,016	211,650
	Challenger Ltd.	25,514	134,092
	Champion Iron Ltd.	23,896	63,139
	Downer EDI Ltd.	26,069	114,955
	Endeavour Group Ltd.	67,083	175,669
	GrainCorp Ltd., Class A	7,404	35,930
	Harvey Norman Holdings Ltd.	22,485	83,371
	IGO Ltd.	39,661	111,573
*	Judo Capital Holdings Ltd.	26,930	25,972
	Lendlease Corp. Ltd.	37,337	125,490
*	Mineral Resources Ltd.	10,039	181,326
	Nine Entertainment Co. Holdings Ltd.	81,313	88,332
	Orora Ltd.	75,193	99,797
	Perpetual Ltd.	5,362	72,007
	Perseus Mining Ltd.	71,368	148,996
*	PEXA Group Ltd.	7,350	74,636
*	Pilbara Minerals Ltd.	159,440	161,785
#	Ramelius Resources Ltd.	11,361	18,279
	Ramsay Health Care Ltd.	10,720	265,370
	Reliance Worldwide Corp. Ltd.	42,032	115,546
*	Sandfire Resources Ltd.	25,570	172,024
	Sims Ltd. (SGM AU)	8,786	85,254
	TPG Telecom Ltd.	23,947	84,940
	Treasury Wine Estates Ltd.	30,978	149,798
Ω	Viva Energy Group Ltd.	68,081	91,108
*	West African Resources Ltd.	16,688	24,985
	Westgold Resources Ltd.	6,639	10,840
	Worley Ltd.	27,700	235,729
TOTAL AUSTRALIA			3,878,453
		Shares	Value»
AUSTRIA — (0.3%)
	Telekom Austria AG	3,405	$36,085
	UNIQA Insurance Group AG	5,202	74,944
	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,085	57,250
	Wienerberger AG	2,743	91,952
TOTAL AUSTRIA			260,231
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	748	183,482
	Ageas SA	2,681	182,287
	Azelis Group NV	7,609	118,218
	Colruyt Group NV	1,258	53,738
	Syensqo SA	3,641	288,570
TOTAL BELGIUM			826,295
BRAZIL — (0.8%)
	Cia Siderurgica Nacional SA (CSNA3 BZ)	10,800	15,468
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,600	46,416
	Gerdau SA, Sponsored ADR	11,837	35,037
	Grupo Mateus SA	31,300	40,973
* Ω	Hapvida Participacoes e Investimentos SA	18,013	106,382
	Hypera SA	14,500	66,576
	Lojas Renner SA	25,600	74,383
*	Natura Cosmeticos SA	47,800	77,084
*	PRIO SA	11,300	85,140
	Ultrapar Participacoes SA (UGPA3 BZ)	34,000	104,255
	Vibra Energia SA	44,300	167,800
TOTAL BRAZIL			819,514
CANADA — (6.6%)
	AltaGas Ltd.	17,200	507,832
*	ATS Corp. (ATS CN)	4,900	148,705
	B2Gold Corp. (BTO CN)	72,900	245,175
#	Canadian Tire Corp. Ltd., Class A	2,900	388,411
	Definity Financial Corp.	4,400	237,053
	E-L Financial Corp. Ltd.	1,000	10,602

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Eldorado Gold Corp. (ELD CN)	12,100	$247,921
	Empire Co. Ltd., Class A	7,500	298,679
	Endeavour Mining PLC	8,138	244,328
	EQB, Inc.	1,039	77,235
*	Equinox Gold Corp. (EQX CN)	21,500	130,961
	Finning International, Inc.	7,900	344,257
	Hudbay Minerals, Inc. (HBM CN)	23,300	216,251
*	IAMGOLD Corp. (IMG CN)	17,700	119,567
	IGM Financial, Inc.	3,900	129,137
	Linamar Corp.	2,100	101,544
	Magna International, Inc. (MG CN)	15,400	631,516
	OceanaGold Corp.	12,900	175,494
	Onex Corp.	3,500	284,729
	Open Text Corp. (OTEX CN)	14,800	435,583
	PrairieSky Royalty Ltd.	12,500	214,979
	Premium Brands Holdings Corp.	2,500	158,487
	Sandstorm Gold Ltd. (SAND US)	6,600	61,776
	Sandstorm Gold Ltd. (SSL CN)	5,300	49,611
	Saputo, Inc.	11,613	243,558
	South Bow Corp.	12,100	317,782
*	SSR Mining, Inc. (SSRM CN)	4,800	57,333
	Stella-Jones, Inc.	3,000	171,023
	Strathcona Resources Ltd.	200	4,911
	TFI International, Inc. (TFII CN)	900	78,269
*	Torex Gold Resources, Inc.	2,300	64,787
	West Fraser Timber Co. Ltd. (WFG CN)	3,300	228,780
TOTAL CANADA			6,626,276
CHILE — (0.1%)
	Cia Sud Americana de Vapores SA	576,034	29,109
	Empresas CMPC SA	21,015	29,603
	Sociedad Matriz SAAM SA	738	90
TOTAL CHILE			58,802
CHINA — (10.2%)
Ω	3SBio, Inc.	55,500	224,368
		Shares	Value»
CHINA — (Continued)
	AAC Technologies Holdings, Inc.	36,000	$182,022
	Autohome, Inc., ADR	2,226	60,302
	AviChina Industry & Technology Co. Ltd., Class H	115,000	67,976
*	Baidu, Inc. (9888 HK), Class A	56,900	622,562
	Bank of Chongqing Co. Ltd., Class H	22,500	22,200
Ω	Bank of Qingdao Co. Ltd., Class H	38,000	19,491
	Beibuwan Port Co. Ltd., Class A	9,100	10,320
	Beijing Enterprises Holdings Ltd.	23,000	96,233
	Beijing Enterprises Water Group Ltd.	202,000	69,130
Ω	BOC Aviation Ltd.	9,500	86,307
	BYD Electronic International Co. Ltd.	19,000	79,059
	C&D International Investment Group Ltd.	34,935	70,480
* Ω	CALB Group Co. Ltd.	7,600	19,002
	China Communications Services Corp. Ltd., Class H	122,000	71,058
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	210,000	34,689
	China Everbright Bank Co. Ltd., Class H	138,000	64,848
	China Galaxy Securities Co. Ltd., Class H	140,000	189,197
	China Gas Holdings Ltd.	120,000	126,048
	China Gold International Resources Corp. Ltd. (2099 HK)	11,600	99,725
	China International Marine Containers Group Co. Ltd., Class H	31,800	34,154
* Ω	China Literature Ltd.	20,600	80,955
	China Medical System Holdings Ltd.	67,000	113,760
	China Merchants Port Holdings Co. Ltd.	56,000	110,106
Ω	China Merchants Securities Co. Ltd., Class H	18,000	37,210

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Minsheng Banking Corp. Ltd., Class H	249,000	$149,870
	China Nonferrous Mining Corp. Ltd.	57,000	55,381
	China Oilfield Services Ltd., Class H	94,000	83,484
	China Overseas Land & Investment Ltd.	170,000	294,015
	China Railway Group Ltd., Class H	195,000	98,111
Ω	China Railway Signal & Communication Corp. Ltd., Class H	73,000	31,913
	China Reinsurance Group Corp., Class H	224,000	38,883
	China Resources Gas Group Ltd.	42,200	106,821
	China Resources Land Ltd.	143,500	526,210
Ω	China Resources Pharmaceutical Group Ltd.	95,500	66,690
	China State Construction International Holdings Ltd.	96,000	147,071
	China Taiping Insurance Holdings Co. Ltd.	58,800	130,654
Ω	China Tower Corp. Ltd., Class H	187,500	262,372
	China Zheshang Bank Co. Ltd., Class H	105,000	36,898
	Chongqing Rural Commercial Bank Co. Ltd., Class H	96,000	76,142
	CMOC Group Ltd., Class H	177,000	200,919
	COFCO Sugar Holding Co. Ltd., Class A	8,300	11,287
	COSCO SHIPPING Development Co. Ltd., Class H	146,000	21,740
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	54,000	43,864
	COSCO SHIPPING Holdings Co. Ltd., Class H	123,500	225,751
	CRRC Corp. Ltd., Class H	202,000	139,977
	CSPC Pharmaceutical Group Ltd.	252,000	316,712
		Shares	Value»
CHINA — (Continued)
	Dongfang Electric Corp. Ltd., Class H	14,000	$32,856
	Dongfeng Motor Group Co. Ltd., Class H	116,000	69,798
Ω	Everbright Securities Co. Ltd., Class H	11,200	14,919
	Far East Horizon Ltd.	76,000	77,359
*	Genscript Biotech Corp.	62,000	134,472
	GF Securities Co. Ltd., Class H	41,200	89,956
	Goldwind Science & Technology Co. Ltd., Class H	32,000	28,406
#	Grand Pharmaceutical Group Ltd.	36,000	39,815
	Great Wall Motor Co. Ltd., Class H	107,000	174,616
	Greentown China Holdings Ltd.	51,000	64,149
	Guangshen Railway Co. Ltd., Class H	60,000	14,960
	Guangzhou Automobile Group Co. Ltd., Class H	94,000	37,984
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	10,000	23,022
	Haier Smart Home Co. Ltd. (6690 HK), Class H	1,800	5,671
	Haitian International Holdings Ltd.	32,000	86,744
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	3,800	11,559
	Hengan International Group Co. Ltd.	26,500	79,166
Ω	Huatai Securities Co. Ltd., Class H	53,000	121,983
* Ω	JD Logistics, Inc.	90,800	157,358
	Jiangxi Copper Co. Ltd., Class H	55,000	109,930
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	7,100	12,510
	Kingboard Holdings Ltd.	27,500	98,508
	Kingboard Laminates Holdings Ltd.	48,500	62,271
	Kingsoft Corp. Ltd.	25,400	115,500
	Kunlun Energy Co. Ltd.	182,000	175,330

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Li Ning Co. Ltd.	107,000	$226,700
	Livzon Pharmaceutical Group, Inc., Class H	6,400	30,635
Ω	Longfor Group Holdings Ltd.	96,500	120,109
	Metallurgical Corp. of China Ltd., Class H	93,000	20,133
	Minth Group Ltd.	38,000	125,439
*	MMG Ltd.	80,000	38,898
	New China Life Insurance Co. Ltd., Class H	36,100	231,001
	Onewo, Inc., Class H	9,600	27,408
	Orient Overseas International Ltd.	6,500	116,950
Ω	Orient Securities Co. Ltd., Class H	32,800	31,533
	Qifu Technology, Inc., ADR	3,544	121,666
Ω	Qingdao Port International Co. Ltd., Class H	34,000	28,266
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	117,600	103,418
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,500	50,028
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,800	52,311
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	21,400	12,443
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	62,400	26,061
	Shenzhen MTC Co. Ltd., Class A	17,300	10,795
	Sinopec Engineering Group Co. Ltd., Class H	59,000	45,811
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	128,000	22,631
	Sinopharm Group Co. Ltd., Class H	62,000	149,025
	Sinotrans Ltd., Class H	76,000	42,147
	Sinotruk Hong Kong Ltd.	28,500	86,855
	Sinotruk Jinan Truck Co. Ltd., Class A	4,600	11,682
		Shares	Value»
CHINA — (Continued)
	Sun Art Retail Group Ltd.	65,000	$17,133
	TCL Electronics Holdings Ltd.	38,000	49,214
*	Tianma Microelectronics Co. Ltd., Class A	9,600	12,307
# *	Tianqi Lithium Corp., Class H	5,200	23,376
Ω	Topsports International Holdings Ltd.	90,000	36,310
	TravelSky Technology Ltd., Class H	48,000	76,314
	Vipshop Holdings Ltd., ADR	14,278	215,455
	Wharf Holdings Ltd.	44,000	125,136
#	Xinyi Solar Holdings Ltd.	136,000	52,649
# Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	7,500	25,672
	YUNDA Holding Group Co. Ltd., Class A	11,300	11,920
	Zhongsheng Group Holdings Ltd.	13,000	21,867
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,300	86,401
Ω	ZJLD Group, Inc.	28,000	23,876
	ZMJ Group Co. Ltd., Class H	9,200	17,516
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	72,800	56,812
	ZTO Express Cayman, Inc. (2057 HK)	8,150	158,881
TOTAL CHINA			10,237,593
COLOMBIA — (0.0%)
	Grupo Argos SA	811	3,294
	Grupo de Inversiones Suramericana SA	1,121	12,373
TOTAL COLOMBIA			15,667
DENMARK — (2.0%)
	Alm Brand AS	43,199	119,156
*	Genmab AS (GMAB DC)	635	136,714
	H Lundbeck AS (HLUNB DC)	16,538	86,159
	ISS AS	9,265	266,335
	Jyske Bank AS	2,293	230,200
*	NKT AS	2,937	258,376
	Ringkjoebing Landbobank AS	1,216	268,069

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS, Class A	628	$27,645
	Rockwool AS, Class B	6,322	277,034
	Tryg AS	11,378	274,459
	Vestas Wind Systems AS	5,369	98,028
TOTAL DENMARK			2,042,175
FINLAND — (2.0%)
	Huhtamaki OYJ	4,848	166,865
	Kesko OYJ (KESKOA FH), Class A	693	15,085
	Kesko OYJ (KESKOB FH), Class B	1,057	22,989
	Konecranes OYJ	1,529	127,415
	Mandatum OYJ	19,381	131,464
	Neste OYJ	21,216	334,844
#	Stora Enso OYJ, Class R	29,169	300,134
	UPM-Kymmene OYJ	24,148	625,862
#	Valmet OYJ	7,956	287,067
TOTAL FINLAND			2,011,725
FRANCE — (3.5%)
*	Alstom SA	19,025	446,256
	Arkema SA	3,177	216,040
Ω	Ayvens SA	8,519	91,541
	Bouygues SA	1,031	42,453
	Carrefour SA	33,836	484,904
	Eiffage SA	3,104	416,667
	Elis SA	8,349	230,182
	Eurazeo SE	1,597	93,712
	Ipsen SA	1,488	175,334
	JCDecaux SE	2,653	43,617
	Rexel SA	11,304	341,657
	SCOR SE	8,167	266,057
	SEB SA	1,114	81,375
	Sopra Steria Group	659	141,993
	Teleperformance SE	2,947	287,306
#	Tikehau Capital SCA	1,394	31,105
	Vallourec SACA	9,115	170,351
TOTAL FRANCE			3,560,550
GERMANY — (3.6%)
	Aurubis AG	1,343	133,957
	Bechtle AG	3,722	161,549
	Brenntag SE	5,568	345,434
	Carl Zeiss Meditec AG	1,566	86,352
	Continental AG	5,050	431,323
Ω	DWS Group GmbH & Co. KGaA	1,646	98,569
	Evonik Industries AG	11,710	232,538
*	Fraport AG Frankfurt Airport Services Worldwide	1,738	129,335
	Fresenius Medical Care AG (FME GR)	9,217	467,499
	FUCHS SE	1,095	38,513
		Shares	Value»
GERMANY — (Continued)
	KION Group AG	3,082	$189,465
	Krones AG	678	100,395
	Puma SE (PUM GR)	3,423	72,357
	Qiagen NV	9,268	459,560
	RTL Group SA	1,935	76,272
	Schaeffler AG	8,096	46,808
	Sixt SE	691	71,651
*	TUI AG	20,769	187,379
	United Internet AG	3,278	93,957
	Wacker Chemie AG	779	57,982
* Ω	Zalando SE	4,154	121,122
TOTAL GERMANY			3,602,017
GREECE — (0.2%)
	Aegean Airlines SA	1,617	23,251
	GEK Terna SA	907	22,386
	Helleniq Energy Holdings SA	4,233	37,162
*	LAMDA Development SA	1,473	11,184
	Motor Oil Hellas Corinth Refineries SA	2,801	80,242
TOTAL GREECE			174,225
HONG KONG — (1.0%)
	Bank of East Asia Ltd.	51,000	78,830
	CTF Services Ltd.	23,000	22,548
* Ω	FIT Hon Teng Ltd.	83,000	27,938
	Hang Lung Group Ltd.	37,000	66,846
	Hang Lung Properties Ltd.	100,000	102,986
	Johnson Electric Holdings Ltd.	25,500	75,158
	Kerry Properties Ltd.	35,000	93,454
	Man Wah Holdings Ltd.	72,800	41,067
*	NagaCorp Ltd.	58,000	30,549
	Shangri-La Asia Ltd.	24,000	13,903
	Sino Land Co. Ltd.	52,000	59,940
*	SJM Holdings Ltd.	76,000	30,062
	Swire Pacific Ltd. (19 HK), Class A	23,000	207,905
	Swire Pacific Ltd. (87 HK), Class B	42,500	66,770
	Yue Yuen Industrial Holdings Ltd.	48,000	75,075
TOTAL HONG KONG			993,031
INDIA — (5.7%)
	Aarti Industries Ltd.	5,885	27,904
*	Aavas Financiers Ltd.	1,736	34,158
*	Aditya Birla Capital Ltd.	21,789	63,447

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Advent Hotels International Pvt Ltd.	282	$1,007
	Aegis Logistics Ltd.	3,591	29,341
	AIA Engineering Ltd.	867	30,973
	Alembic Pharmaceuticals Ltd.	1,126	12,517
	Amara Raja Energy & Mobility Ltd.	5,866	64,347
	Anant Raj Ltd.	3,973	25,230
	Angel One Ltd.	1,980	58,254
	Apar Industries Ltd.	912	91,751
	Apollo Tyres Ltd.	14,540	74,875
	Aptus Value Housing Finance India Ltd.	9,856	36,833
	Ashok Leyland Ltd.	147,786	203,432
	Atul Ltd.	133	10,014
*	Aurobindo Pharma Ltd.	13,300	171,657
	Avanti Feeds Ltd.	1,213	9,338
*	AWL Agri Business Ltd.	9,509	28,296
	Balkrishna Industries Ltd.	1,308	39,815
	Balrampur Chini Mills Ltd.	6,167	41,115
Ω	Bandhan Bank Ltd.	14,710	28,054
	Bank of India	3,708	4,687
	Bank of Maharashtra	45,224	28,753
	BASF India Ltd.	496	28,303
	BEML Ltd.	1,078	48,307
	Bombay Burmah Trading Co.	889	19,132
	Brigade Enterprises Ltd.	6,762	76,826
	Caplin Point Laboratories Ltd.	959	22,506
	Carborundum Universal Ltd.	4,028	42,791
	Ceat Ltd.	1,174	44,220
	Cello World Ltd.	2,783	18,862
	Chambal Fertilisers & Chemicals Ltd.	4,742	27,867
	Cholamandalam Financial Holdings Ltd.	1,994	42,576
	CIE Automotive India Ltd.	2,408	11,010
	City Union Bank Ltd.	16,073	38,990
	Container Corp. of India Ltd.	15,480	101,581
	Craftsman Automation Ltd.	669	50,784
	CreditAccess Grameen Ltd.	2,476	34,883
		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals Ltd.	10,997	$40,318
	Cyient Ltd.	4,241	57,889
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	3,216	58,620
	Deepak Nitrite Ltd.	1,556	32,704
*	Delhivery Ltd.	26,524	128,722
	eClerx Services Ltd.	903	38,707
*	EID Parry India Ltd.	1,489	20,784
	EIH Ltd.	8,960	38,366
*	Embassy Developments Ltd.	48,089	57,596
Ω	Endurance Technologies Ltd.	2,039	59,061
	Escorts Kubota Ltd.	698	26,810
	Exide Industries Ltd.	9,717	42,371
	Federal Bank Ltd.	40,437	93,487
	Finolex Cables Ltd.	1,948	19,568
	Firstsource Solutions Ltd.	18,012	69,925
Ω	Gland Pharma Ltd.	1,931	45,111
	Granules India Ltd.	4,564	24,603
	Great Eastern Shipping Co. Ltd.	2,602	27,748
	Hero MotoCorp Ltd. (HMCL IN)	6,045	292,231
	HFCL Ltd.	40,421	34,835
	Himadri Speciality Chemical Ltd.	2,742	14,725
Ω	Home First Finance Co. India Ltd.	3,159	43,417
	Indian Bank	4,972	35,170
	IndusInd Bank Ltd.	18,645	168,968
	Intellect Design Arena Ltd.	1,102	12,765
Ω	IRCON International Ltd.	16,739	33,517
	Jindal Saw Ltd.	11,400	27,370
	Jindal Stainless Ltd.	8,476	66,707
	Jubilant Ingrevia Ltd.	2,103	18,532
	Jubilant Pharmova Ltd.	3,246	44,084
	Kajaria Ceramics Ltd.	5,032	67,513
	Kalpataru Projects International Ltd.	5,654	73,686
	Kansai Nerolac Paints Ltd.	4,959	13,852
	Karur Vysya Bank Ltd.	17,334	52,417
	KEC International Ltd.	6,379	62,334
	Kirloskar Oil Engines Ltd.	1,764	18,023
	LIC Housing Finance Ltd.	13,386	89,129
	LT Foods Ltd.	6,230	34,410
	Lupin Ltd.	5,110	111,453

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Maharashtra Scooters Ltd.	122	$22,092
	Mahindra & Mahindra Financial Services Ltd.	24,598	71,816
	Minda Corp. Ltd.	4,681	26,437
	Motilal Oswal Financial Services Ltd.	6,566	67,975
	Mphasis Ltd.	5,266	166,492
	MRF Ltd.	119	200,439
	Natco Pharma Ltd.	4,106	44,543
	Petronet LNG Ltd.	32,803	107,412
	Piramal Enterprises Ltd.	4,493	64,639
	Piramal Pharma Ltd.	15,346	34,275
* Ω	PNB Housing Finance Ltd.	6,905	77,322
*	Poonawalla Fincorp Ltd.	5,549	26,895
	Prestige Estates Projects Ltd.	6,229	114,981
	Railtel Corp. of India Ltd.	2,252	9,357
	Ratnamani Metals & Tubes Ltd.	298	8,960
Ω	RBL Bank Ltd.	19,916	60,341
	Redington Ltd.	29,831	84,966
*	Star Health & Allied Insurance Co. Ltd.	10,408	52,402
	Sun TV Network Ltd.	3,344	21,425
	Sundram Fasteners Ltd.	1,500	16,934
	Supreme Petrochem Ltd.	662	5,910
Ω	Syngene International Ltd.	4,083	32,967
	Techno Electric & Engineering Co. Ltd.	1,043	17,142
	Trident Ltd.	74,110	25,374
	TVS Holdings Ltd.	226	29,845
	UPL Ltd.	7,198	57,488
	UTI Asset Management Co. Ltd.	1,006	15,165
*	Valor Estate Ltd.	2,824	5,923
	Vardhman Textiles Ltd.	5,889	29,144
	Welspun Corp. Ltd.	4,693	49,731
	Welspun Living Ltd.	13,950	20,188
	Whirlpool of India Ltd.	3,475	52,665
*	Yes Bank Ltd.	621,533	133,595
	Zee Entertainment Enterprises Ltd.	20,561	27,688
	Zensar Technologies Ltd.	5,720	52,613
TOTAL INDIA			5,757,105
		Shares	Value»
INDONESIA — (0.2%)
	Bank OCBC Nisp Tbk. PT	110,100	$8,888
	Bank Pan Indonesia Tbk. PT	155,300	10,559
	Ciputra Development Tbk. PT	507,100	28,244
	Elang Mahkota Teknologi Tbk. PT	548,000	20,713
	Indofood Sukses Makmur Tbk. PT	64,100	33,098
	Mitra Adiperkasa Tbk. PT	279,700	19,960
*	MNC Land Tbk. PT	1,111,900	11,404
	Pakuwon Jati Tbk. PT	805,500	17,215
	Sarana Menara Nusantara Tbk. PT	344,800	12,762
TOTAL INDONESIA			162,843
IRELAND — (1.2%)
	AIB Group PLC	65,177	514,159
	Bank of Ireland Group PLC	49,887	668,983
TOTAL IRELAND			1,183,142
ISRAEL — (1.0%)
	Africa Israel Residences Ltd.	382	30,776
	Ashtrom Group Ltd.	2,066	43,054
	Azorim-Investment Development & Construction Co. Ltd.	3,343	21,627
	Carasso Motors Ltd.	1,408	16,614
*	Cellcom Israel Ltd. (CEL IT)	6,309	57,025
	Clal Insurance Enterprises Holdings Ltd.	3,142	150,640
	Delek Automotive Systems Ltd.	2,056	16,075
	Delta Galil Ltd.	610	32,368
*	Doral Group Renewable Energy Resources Ltd.	5,372	25,422
*	Fattal Holdings 1998 Ltd.	343	61,735
	Formula Systems 1985 Ltd. (FORTY IT)	102	12,278
	Inrom Construction Industries Ltd.	4,765	27,781
	Isracard Ltd.	9,576	39,224
	Israel Canada TR Ltd.	9,704	48,211
	Isras Investment Co. Ltd.	67	18,180
	Kvutzat Acro Ltd.	2,100	30,539
	Lapidoth Capital Ltd.	1,194	27,166

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Migdal Insurance & Financial Holdings Ltd.	21,703	$66,234
	Mivtach Shamir Holdings Ltd.	300	24,400
	Neto Malinda Trading Ltd.	676	28,297
	Oil Refineries Ltd.	178,408	46,672
*	OY Nofar Energy Ltd.	924	27,665
	Partner Communications Co. Ltd.	4,846	44,629
	Paz Retail & Energy Ltd.	531	98,182
	Summit Real Estate Holdings Ltd.	1,422	26,992
*	Veridis Environment Ltd.	2,066	14,370
TOTAL ISRAEL			1,036,156
ITALY — (3.8%)
	A2A SpA	71,144	173,360
	ACEA SpA	2,380	52,818
	Azimut Holding SpA	5,063	172,104
	Banca Monte dei Paschi di Siena SpA	41,649	354,576
	Banco BPM SpA	57,068	727,797
	BPER Banca SpA	49,476	486,869
	Credito Emiliano SpA	3,778	57,269
	Hera SpA	45,829	196,100
	Interpump Group SpA	4,262	174,862
	Iveco Group NV	9,857	203,743
Ω	Nexi SpA	25,130	143,498
Ω	Pirelli & C SpA	24,130	162,669
	Saipem SpA	67,076	179,296
	Snam SpA	29,736	172,328
*	Telecom Italia SpA (TIT IM)	521,134	239,478
*	Telecom Italia SpA (TITR IM)	323,477	166,583
	Tenaris SA (TS US), ADR	6,337	221,415
TOTAL ITALY			3,884,765
JAPAN — (14.1%)
	77 Bank Ltd.	2,500	86,354
	ADEKA Corp.	4,400	86,835
	AEON Financial Service Co. Ltd.	4,900	44,063
	Aichi Steel Corp.	2,000	30,440
	Aiful Corp.	14,300	42,254
	Alfresa Holdings Corp.	8,900	129,192
	Alps Alpine Co. Ltd.	9,900	104,883
	Aozora Bank Ltd.	4,800	70,423
	Arcs Co. Ltd.	1,800	36,219
	ARE Holdings, Inc.	4,500	53,044
		Shares	Value»
JAPAN — (Continued)
	Artience Co. Ltd.	2,000	$42,352
	Chudenko Corp.	1,400	33,977
	Chugin Financial Group, Inc.	7,800	101,266
	Citizen Watch Co. Ltd.	10,500	63,025
	CKD Corp.	2,900	51,774
	Coca-Cola Bottlers Japan Holdings, Inc.	3,500	53,516
	Credit Saison Co. Ltd.	5,600	147,748
	Daido Steel Co. Ltd.	7,000	53,903
	Daihen Corp.	900	42,496
	Daishi Hokuetsu Financial Group, Inc.	1,800	44,053
	DCM Holdings Co. Ltd.	5,200	49,437
	Dentsu Group, Inc.	6,100	120,296
	DIC Corp.	4,100	80,928
	Dowa Holdings Co. Ltd.	2,800	91,440
	EDION Corp.	4,200	55,847
	Exedy Corp.	1,400	43,949
	EXEO Group, Inc.	11,100	145,799
	Ezaki Glico Co. Ltd.	1,000	30,878
	FCC Co. Ltd.	1,600	32,115
	Ferrotec Corp.	1,200	28,781
#	Fuji Co. Ltd.	1,600	21,528
	Fuji Corp. (6134 JP)	4,200	78,817
	Fuji Oil Co. Ltd.	1,100	20,699
	Fuji Seal International, Inc.	2,200	40,418
	Fukuoka Financial Group, Inc.	8,400	229,043
	Fukuyama Transporting Co. Ltd.	1,000	23,809
	Fuyo General Lease Co. Ltd.	2,400	64,830
	Glory Ltd.	2,200	56,571
	GS Yuasa Corp.	4,300	77,169
	Gunma Bank Ltd.	13,900	130,159
	H.U. Group Holdings, Inc.	1,100	23,636
	H2O Retailing Corp.	5,800	76,641
	Hanwa Co. Ltd.	2,000	80,569
	Heiwado Co. Ltd.	2,200	42,449
	Hirogin Holdings, Inc.	12,800	111,652
	Hisamitsu Pharmaceutical Co., Inc.	900	24,228
	Hokuhoku Financial Group, Inc.	4,500	95,051
	House Foods Group, Inc.	3,100	57,327
	Hyakugo Bank Ltd.	9,700	47,977
	Iida Group Holdings Co. Ltd.	7,100	99,583
	Inabata & Co. Ltd.	1,400	30,375

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	INFRONEER Holdings, Inc.	11,700	$98,877
	Itochu Enex Co. Ltd.	3,900	52,361
	Iyogin Holdings, Inc.	11,800	137,121
	Izumi Co. Ltd.	2,500	52,629
	J Front Retailing Co. Ltd.	13,000	175,237
	Japan Aviation Electronics Industry Ltd.	3,200	51,287
	Japan Securities Finance Co. Ltd.	4,500	54,460
	JGC Holdings Corp.	13,200	118,014
	JTEKT Corp.	11,800	101,974
	Juroku Financial Group, Inc.	1,900	65,527
	Kaga Electronics Co. Ltd.	2,600	49,905
	Kaken Pharmaceutical Co. Ltd.	1,600	41,694
	Kamigumi Co. Ltd.	4,800	134,897
	Kanadevia Corp.	10,400	70,191
	Kaneka Corp.	2,800	79,259
	Kanematsu Corp.	4,300	80,789
	Kato Sangyo Co. Ltd.	500	18,979
	Kiyo Bank Ltd.	2,800	50,938
	Koito Manufacturing Co. Ltd.	7,100	90,787
	Komeri Co. Ltd.	2,000	41,201
*	Konica Minolta, Inc.	14,200	46,166
	Konoike Transport Co. Ltd.	2,200	47,082
	K's Holdings Corp.	6,100	61,020
	Kureha Corp.	2,400	54,733
	KYB Corp.	2,500	53,736
	Kyudenko Corp.	2,600	111,086
	Kyushu Financial Group, Inc.	17,100	87,327
	Lintec Corp.	1,900	38,096
	Lixil Corp.	15,400	178,411
	Mabuchi Motor Co. Ltd.	5,800	83,859
	Macnica Holdings, Inc.	5,718	74,679
	Maruha Nichiro Corp.	2,800	58,153
	Maruichi Steel Tube Ltd.	4,000	96,702
	Mazda Motor Corp.	32,100	192,488
	Mebuki Financial Group, Inc.	43,000	233,149
	Medipal Holdings Corp.	8,000	132,461
	Mirait One Corp.	4,200	75,150
	Mitsubishi Gas Chemical Co., Inc.	8,700	150,294
	Mitsubishi Logistics Corp.	14,900	127,371
#	Mitsubishi Motors Corp.	35,100	92,231
	Shares	Value»
JAPAN — (Continued)
Mitsubishi Pencil Co. Ltd.	2,400	$32,903
Mitsui Chemicals, Inc.	10,300	229,929
Mitsui E&S Co. Ltd.	6,000	125,007
Mitsui Mining & Smelting Co. Ltd.	3,400	143,805
Mizuho Leasing Co. Ltd.	6,500	49,927
Morinaga Milk Industry Co. Ltd.	4,200	91,338
Nabtesco Corp.	5,900	108,539
Nagase & Co. Ltd.	4,300	84,743
Nanto Bank Ltd.	300	8,997
NGK Insulators Ltd.	11,900	150,657
NHK Spring Co. Ltd.	9,700	109,219
Nihon Parkerizing Co. Ltd.	4,900	44,698
Nikon Corp.	11,100	107,800
Nippn Corp.	2,500	36,050
Nippon Densetsu Kogyo Co. Ltd.	1,800	34,177
Nippon Express Holdings, Inc.	11,900	261,407
Nippon Kayaku Co. Ltd.	7,400	69,101
Nippon Shinyaku Co. Ltd.	2,800	60,287
Nippon Shokubai Co. Ltd.	6,400	72,761
Nippon Soda Co. Ltd.	2,300	52,144
Nipro Corp.	7,800	71,820
Nishi-Nippon Financial Holdings, Inc.	6,200	97,933
Nissan Shatai Co. Ltd.	3,200	22,078
Nisshin Oillio Group Ltd.	1,400	47,602
Nisshinbo Holdings, Inc.	7,700	48,926
Nissui Corp.	15,000	87,574
NOK Corp.	4,700	71,314
Nomura Real Estate Holdings, Inc.	29,300	162,369
Noritsu Koki Co. Ltd.	3,000	31,367
North Pacific Bank Ltd.	11,800	50,773
NSK Ltd.	20,000	95,711
Okamura Corp.	3,000	47,287
Okasan Securities Group, Inc.	6,300	27,255
OKUMA Corp.	2,400	65,295
Orient Corp.	2,200	14,553
OSG Corp.	3,800	49,169
PALTAC Corp.	1,500	42,925
Pilot Corp.	1,900	55,317
Rengo Co. Ltd.	10,100	58,580
Resonac Holdings Corp.	9,400	226,052
Ricoh Co. Ltd.	26,100	228,858

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Ricoh Leasing Co. Ltd.	600	$21,833
Sakata Seed Corp.	1,500	33,728
San-A Co. Ltd.	1,100	21,917
San-In Godo Bank Ltd.	6,400	53,892
Sawai Group Holdings Co. Ltd.	4,300	55,197
Seiko Epson Corp.	15,300	194,131
Seiko Group Corp.	1,900	52,818
Seiren Co. Ltd.	2,400	39,207
Seven Bank Ltd.	26,900	48,318
Shiga Bank Ltd.	1,600	64,257
Ship Healthcare Holdings, Inc.	1,600	22,327
SKY Perfect JSAT Holdings, Inc.	5,300	50,192
Stanley Electric Co. Ltd.	6,100	115,043
Starts Corp., Inc.	600	18,142
SUMCO Corp.	18,700	146,249
Sumitomo Bakelite Co. Ltd.	4,000	115,996
Sumitomo Heavy Industries Ltd.	5,900	130,665
Sumitomo Riko Co. Ltd.	2,000	25,327
Sumitomo Rubber Industries Ltd.	9,100	104,008
Sumitomo Warehouse Co. Ltd.	2,600	53,927
Suruga Bank Ltd.	5,800	53,405
Suzuken Co. Ltd.	3,300	124,731
Taikisha Ltd.	2,500	44,791
Taiyo Yuden Co. Ltd.	6,600	123,309
Takara Holdings, Inc.	7,900	66,504
Takashimaya Co. Ltd.	14,500	112,059
Teijin Ltd.	9,500	80,747
Toagosei Co. Ltd.	4,700	46,072
Toda Corp.	11,400	72,700
Tokai Rika Co. Ltd.	2,800	44,830
Tokyo Century Corp.	6,700	76,680
Tokyo Kiraboshi Financial Group, Inc.	1,500	64,673
Tokyu Fudosan Holdings Corp.	31,700	223,537
Toyo Seikan Group Holdings Ltd.	5,900	122,194
Toyo Tire Corp.	5,800	122,850
Toyoda Gosei Co. Ltd.	3,100	65,422
Toyota Boshoku Corp.	4,600	65,368
TS Tech Co. Ltd.	4,300	51,631
Tsubakimoto Chain Co.	3,700	51,933
Tsumura & Co.	3,100	76,470
TV Asahi Holdings Corp.	1,200	22,548
		Shares	Value»
JAPAN — (Continued)
	UACJ Corp.	1,900	$74,769
	Ulvac, Inc.	3,000	110,196
	United Super Markets Holdings, Inc.	3,600	22,443
	Ushio, Inc.	3,500	42,931
	Yamada Holdings Co. Ltd.	28,500	86,860
	Yamaguchi Financial Group, Inc.	8,400	95,078
	Yodogawa Steel Works Ltd.	5,500	42,336
	Yokohama Rubber Co. Ltd.	5,300	151,537
	Zeon Corp.	7,200	76,417
TOTAL JAPAN			14,248,581
KUWAIT — (0.3%)
	Agility Public Warehousing Co. KSC	76,498	35,664
	Al Ahli Bank of Kuwait KSCP	31,932	31,354
	Boubyan Petrochemicals Co. KSCP	17,850	37,683
	Burgan Bank SAK	49,748	40,560
	Gulf Cables & Electrical Industries Group Co. KSCP	3,310	22,669
	Kuwait International Bank KSCP	40,368	36,452
	Mobile Telecommunications Co. KSCP	20,025	34,764
	National Industries Group Holding SAK	45,181	36,377
TOTAL KUWAIT			275,523
MALAYSIA — (0.4%)
*	AFFIN Bank Bhd.	16,900	9,410
	Bank Islam Malaysia Bhd.	18,800	9,858
	Eco World Development Group Bhd.	36,300	17,271
	Genting Malaysia Bhd.	114,400	52,332
	IJM Corp. Bhd.	151,700	101,036
	IOI Properties Group Bhd.	44,600	22,095
	Mah Sing Group Bhd.	31,300	8,514
	Malaysian Pacific Industries Bhd.	2,200	10,303
#	MBSB Bhd.	88,200	14,130
	OSK Holdings Bhd.	19,350	5,924
	Scientex Bhd.	22,500	17,170
	Sime Darby Bhd.	88,500	33,737

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	SP Setia Bhd. Group	76,500	$19,997
	UEM Sunrise Bhd.	132,200	23,044
	Unisem M Bhd.	26,800	14,549
	VS Industry Bhd.	180,331	33,773
	Yinson Holdings Bhd.	61,065	33,436
TOTAL MALAYSIA			426,579
MEXICO — (0.2%)
Ω	Banco del Bajio SA	24,087	54,137
	El Puerto de Liverpool SAB de CV, Class C1	1,047	5,110
	Gentera SAB de CV	29,881	67,761
*	Industrias Penoles SAB de CV	1,849	48,560
	Operadora De Sites Mexicanos SAB de CV, Class A-1	20,903	18,072
	Regional SAB de CV	7,500	57,988
TOTAL MEXICO			251,628
NETHERLANDS — (3.0%)
	Aalberts NV	5,283	168,856
Ω	ABN AMRO Bank NV	22,373	646,768
	Aegon Ltd. (AGN NA)	42,845	306,193
	ASR Nederland NV	7,324	486,489
	HAL Trust	1,873	265,775
	JDE Peet's NV	6,825	202,396
	Koninklijke Vopak NV	2,276	108,727
	NN Group NV	9,189	618,747
	Randstad NV	1,776	84,412
	SBM Offshore NV	5,454	142,236
TOTAL NETHERLANDS			3,030,599
NEW ZEALAND — (0.1%)
*	Fletcher Building Ltd. (FBU NZ)	10,101	18,019
*	Ryman Healthcare Ltd.	36,106	53,073
	Summerset Group Holdings Ltd.	7,388	49,745
TOTAL NEW ZEALAND			120,837
NORWAY — (0.4%)
	Aker Solutions ASA	7,323	21,659
	Austevoll Seafood ASA	1,769	16,279
* Ω	AutoStore Holdings Ltd.	56,271	39,532
	Bonheur ASA	517	11,956
Ω	Bw Lpg Ltd.	1,713	22,886
Ω	BW LPG Ltd.	3,746	49,798
*	LINK Mobility Group Holding ASA	7,961	25,400
	Odfjell Drilling Ltd.	6,693	47,557
* Ω	Scatec ASA	6,614	65,623
	Shares	Value»
NORWAY — (Continued)
Sparebank 1 Oestlandet	2,514	$46,849
TGS ASA	11,243	82,600
TOTAL NORWAY		430,139
PHILIPPINES — (0.1%)
ACEN Corp.	119,000	5,090
Globe Telecom, Inc.	715	20,442
GT Capital Holdings, Inc.	3,690	37,871
LT Group, Inc.	51,200	11,464
Puregold Price Club, Inc.	56,500	38,728
TOTAL PHILIPPINES		113,595
POLAND — (0.4%)
Alior Bank SA	2,883	77,676
Bank Handlowy w Warszawie SA	939	27,380
BNPP Bank Polska SA	372	10,255
* Cyfrowy Polsat SA	6,587	26,443
Inter Cars SA	168	25,629
* KGHM Polska Miedz SA	3,028	102,374
KRUK SA	560	61,354
* Tauron Polska Energia SA	40,535	89,918
TOTAL POLAND		421,029
PORTUGAL — (0.4%)
Banco Comercial Portugues SA, Class R	321,567	264,053
EDP Renovaveis SA	10,324	121,211
TOTAL PORTUGAL		385,264
QATAR — (0.2%)
Aamal Co.	106,743	24,116
Barwa Real Estate Co.	60,759	46,815
Doha Bank QPSC	81,288	54,622
Qatar Insurance Co. SAQ	9,424	5,426
Qatar Navigation QSC	8,805	26,210
TOTAL QATAR		157,189
SAUDI ARABIA — (0.8%)
Ades Holding Co.	20,725	69,519
* Advanced Petrochemical Co.	2,586	21,364
Al Hammadi Holding	2,954	28,531
Arab National Bank	30,665	177,392
Arabian Drilling Co.	1,041	20,780

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	3,816	$32,526
	Bank AlBilad	8,904	61,650
*	Bank Al-Jazira	18,322	61,200
*	Dar Al Arkan Real Estate Development Co.	20,312	103,324
	Mobile Telecommunications Co. Saudi Arabia	13,828	38,307
	Saudi Chemical Co. Holding	16,066	32,546
	Saudi Industrial Investment Group	12,215	58,448
	Saudi Investment Bank	4,369	16,741
*	Saudi Reinsurance Co.	1,765	21,361
*	Savola Group	1,636	10,788
*	Seera Group Holding	4,438	30,538
	United International Transportation Co.	1,172	21,844
TOTAL SAUDI ARABIA			806,859
SINGAPORE — (0.9%)
	City Developments Ltd.	30,700	145,339
	Genting Singapore Ltd.	238,800	134,703
	Netlink NBN Trust	19,300	13,296
	Seatrium Ltd.	157,100	273,034
	UOL Group Ltd.	27,200	143,784
	Venture Corp. Ltd.	19,900	197,393
	Yangzijiang Shipbuilding Holdings Ltd.	2,700	5,296
TOTAL SINGAPORE			912,845
SOUTH AFRICA — (0.9%)
	Aspen Pharmacare Holdings Ltd.	14,156	90,857
	Barloworld Ltd.	4,974	31,758
	Foschini Group Ltd.	9,594	64,781
*	Impala Platinum Holdings Ltd.	23,649	223,517
	Kumba Iron Ore Ltd.	1,347	22,216
	Life Healthcare Group Holdings Ltd.	54,742	40,210
	Momentum Group Ltd.	5,577	10,568
	Nedbank Group Ltd.	7,738	105,596
	Northam Platinum Holdings Ltd.	10,826	124,356
	Old Mutual Ltd. (OMU SJ)	148,263	103,982
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sibanye Stillwater Ltd. (SSW SJ)	54,135	$113,861
TOTAL SOUTH AFRICA			931,702
SOUTH KOREA — (3.9%)
	Amorepacific Holdings Corp.	1,479	32,873
	Binggrae Co. Ltd.	292	17,057
	BNK Financial Group, Inc.	11,334	118,701
	Cheil Worldwide, Inc.	3,490	49,858
	Chong Kun Dang Pharmaceutical Corp.	288	17,499
	CJ Corp.	663	73,700
*	CJ ENM Co. Ltd.	438	20,645
	CJ Logistics Corp.	528	33,678
*	Creative & Innovative System	2,549	13,796
	Daeduck Electronics Co. Ltd.	1,748	29,769
	Daesang Corp.	1,062	17,933
*	Daewoo Engineering & Construction Co. Ltd.	10,795	29,042
	Daewoong Co. Ltd.	602	10,068
	Daishin Securities Co. Ltd.	1,276	23,433
	Daou Technology, Inc.	1,026	25,815
	DB HiTek Co. Ltd.	1,571	51,239
	Dentium Co. Ltd.	445	20,588
	DI Dong Il Corp.	732	22,509
	DL E&C Co. Ltd.	1,788	60,375
	DN Automotive Corp.	1,088	22,615
	Dong-A Socio Holdings Co. Ltd.	147	11,806
	Dongjin Semichem Co. Ltd.	1,537	34,640
	DongKook Pharmaceutical Co. Ltd.	1,295	17,540
	Doosan Bobcat, Inc.	2,687	106,521
	DoubleUGames Co. Ltd.	657	26,432
	E-MART, Inc.	985	63,158
	F&F Co. Ltd.	775	38,837
	Green Cross Corp.	307	31,951
	Green Cross Holdings Corp.	1,237	14,198
	GS Engineering & Construction Corp.	3,594	49,846
	Hankook Tire & Technology Co. Ltd.	1,556	49,632
	Hansol Chemical Co. Ltd.	459	59,551
*	Hanwha Investment & Securities Co. Ltd.	5,389	22,537

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Life Insurance Co. Ltd.	7,448	$18,593
	HD Hyundai Construction Equipment Co. Ltd.	538	35,795
	HD Hyundai Infracore Co. Ltd.	6,805	75,106
	HDC Holdings Co. Ltd.	651	10,807
	HDC Hyundai Development Co-Engineering & Construction	1,415	23,871
	Hite Jinro Co. Ltd.	1,083	15,755
	HK inno N Corp.	818	26,360
	HL Mando Co. Ltd.	1,689	41,982
*	Hotel Shilla Co. Ltd.	1,614	54,261
	HS Hyosung Advanced Materials Corp.	125	17,691
	Huons Global Co. Ltd.	302	9,462
	Hyosung Corp.	321	20,046
	Hyosung TNC Corp.	132	22,299
	Hyundai Department Store Co. Ltd.	367	18,625
	Hyundai Glovis Co. Ltd.	1,893	199,963
*	Hyundai Marine & Fire Insurance Co. Ltd.	2,654	50,092
	Hyundai Steel Co.	4,423	112,573
	iM Financial Group Co. Ltd.	5,545	55,170
	Innocean Worldwide, Inc.	737	10,443
	IS Dongseo Co. Ltd.	747	10,926
	JB Financial Group Co. Ltd.	3,825	63,484
*	Kakao Games Corp.	2,175	26,758
	KC Tech Co. Ltd.	526	11,346
	KCC Corp.	94	24,935
	KEPCO Plant Service & Engineering Co. Ltd.	1,137	42,548
	KIWOOM Securities Co. Ltd.	600	92,522
	Korea Investment Holdings Co. Ltd.	823	84,254
	Korea Petrochemical Ind Co. Ltd.	174	12,738
	Korean Air Lines Co. Ltd.	1,780	30,136
	Korean Reinsurance Co.	4,016	30,827
	Kumho Petrochemical Co. Ltd.	273	23,897
*	Kumho Tire Co., Inc.	5,081	16,943
	Kyung Dong Navien Co. Ltd.	419	25,862
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Innotek Co. Ltd.	637	$71,074
	LG Uplus Corp.	8,157	85,865
	Lotte Chilsung Beverage Co. Ltd.	214	19,969
	Lotte Corp.	797	16,070
*	Lotte Energy Materials Corp.	321	5,722
	LOTTE Fine Chemical Co. Ltd.	596	18,376
	Lotte Shopping Co. Ltd.	98	5,043
	LX Semicon Co. Ltd.	328	12,929
	Nexen Tire Corp.	2,413	10,333
	NH Investment & Securities Co. Ltd.	6,100	88,432
	NHN Corp.	686	14,157
	OCI Holdings Co. Ltd.	686	45,994
	Orion Holdings Corp.	1,280	20,501
	Otoki Corp.	47	13,459
	Pan Ocean Co. Ltd.	15,426	46,618
	People & Technology, Inc.	262	6,538
	PSK, Inc.	894	13,205
	S-1 Corp.	864	46,045
	Samsung Card Co. Ltd. (029780 KS)	1,290	46,182
	Samsung Engineering Co. Ltd.	7,913	150,048
	Samsung Securities Co. Ltd.	2,783	141,083
	SD Biosensor, Inc.	2,070	14,875
	SeAH Besteel Holdings Corp.	788	17,689
	SeAH Steel Holdings Corp.	82	11,864
	Sebang Global Battery Co. Ltd.	230	10,954
*	Seojin System Co. Ltd.	1,279	20,049
	Shinsegae, Inc.	321	39,660
	Shinyoung Securities Co. Ltd.	199	18,279
	SK Chemicals Co. Ltd.	216	10,535
	SK Discovery Co. Ltd.	469	18,430
* Ω	SK IE Technology Co. Ltd.	1,387	27,495
*	SK oceanplant Co. Ltd.	1,345	19,136
	SL Corp.	831	19,807
	SNT Dynamics Co. Ltd.	859	36,019
	SNT Holdings Co. Ltd.	412	16,532
	S-Oil Corp.	1,324	59,722
	Soulbrain Co. Ltd.	174	29,508
	Soulbrain Holdings Co. Ltd.	441	13,963
*	Studio Dragon Corp.	692	23,014

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Taekwang Industrial Co. Ltd.	7	$5,056
	TKG Huchems Co. Ltd.	931	11,808
	Unid Co. Ltd.	166	10,029
	Youngone Corp.	1,130	49,117
	Youngone Holdings Co. Ltd.	118	11,958
TOTAL SOUTH KOREA			3,907,054
SPAIN — (0.7%)
	Acciona SA	1,026	196,781
	Bankinter SA	5,974	85,274
	Enagas SA	9,735	145,806
*	Grifols SA	1,793	26,716
	Mapfre SA	34,440	140,260
Ω	Unicaja Banco SA	34,326	90,188
TOTAL SPAIN			685,025
SWEDEN — (2.2%)
	AFRY AB	4,119	63,756
Ω	Alimak Group AB	1,963	33,644
	Alleima AB	8,885	62,790
*	Asmodee Group AB, Class B	4,031	50,765
	Beijer Alma AB	1,957	52,652
	Betsson AB, Class B	5,550	93,975
	Bilia AB, Class A	3,140	36,893
	Billerud Aktiebolag	7,931	67,340
Ω	Bravida Holding AB	10,763	100,999
	Bure Equity AB	1,468	43,337
Ω	Dometic Group AB	17,294	87,359
*	Electrolux AB, Class B	12,068	73,501
	Electrolux Professional AB, Class B	4,996	33,946
	Elekta AB, Class B	17,391	85,757
*	Embracer Group AB	5,369	55,540
	Getinge AB, Class B	9,445	186,428
	Granges AB	5,872	78,738
	Husqvarna AB (HUSQB SS), Class B	16,611	89,967
	Inwido AB	1,666	30,976
	Lindab International AB	3,436	72,220
	Loomis AB	3,251	128,542
*	Modern Times Group MTG AB, Class B	4,543	46,705
	NCC AB, Class B	4,042	76,537
	New Wave Group AB, Class B	3,920	46,946
	Nolato AB, Class B	11,064	65,448
	Pandox AB	4,852	86,357
	Peab AB, Class B	9,301	69,949
	Ratos AB, Class B	8,336	29,510
* Ω	Sinch AB	23,671	81,262
	SkiStar AB	942	14,861
		Shares	Value»
SWEDEN — (Continued)
	Storskogen Group AB, Class B	37,528	$43,556
	Systemair AB	2,409	23,299
	Vitec Software Group AB, Class B	796	30,859
	Vitrolife AB	2,680	39,382
# *	Volvo Car AB, Class B	41,092	78,585
TOTAL SWEDEN			2,262,381
SWITZERLAND — (6.4%)
	Adecco Group AG	8,422	265,193
	Allreal Holding AG	696	157,424
	Baloise Holding AG	1,759	421,571
	Banque Cantonale Vaudoise	1,291	149,400
	Bucher Industries AG	359	169,537
	Cembra Money Bank AG	1,415	158,806
	Clariant AG	10,798	110,819
	DKSH Holding AG	1,350	93,353
	EFG International AG	5,169	102,453
	Emmi AG	119	108,320
	Flughafen Zurich AG	902	254,217
Ω	Galenica AG	4,117	436,936
	Helvetia Holding AG	1,619	389,340
	Julius Baer Group Ltd.	9,334	631,578
	Liechtensteinische Landesbank AG	181	19,348
	Logitech International SA (LOGN SW)	1,069	99,125
	Luzerner Kantonalbank AG	741	66,846
	Sandoz Group AG (SDZ SW)	10,201	583,384
	SFS Group AG	609	78,699
	Siegfried Holding AG	1,660	185,598
	SIG Group AG	15,305	247,616
	Sonova Holding AG	295	80,301
	St. Galler Kantonalbank AG	149	90,914
	Sulzer AG	922	177,403
	Swatch Group AG (UHR SW)	1,652	292,168
	Swatch Group AG (UHRN SW)	1,905	69,387
	Swiss Life Holding AG	103	106,687
	Swiss Prime Site AG	4,175	577,439
	Swissquote Group Holding SA	288	191,360
	Vontobel Holding AG	1,475	107,548
TOTAL SWITZERLAND			6,422,770
TAIWAN — (5.8%)
	AcBel Polytech, Inc.	12,000	11,023
	ADATA Technology Co. Ltd.	7,000	21,227
	AUO Corp. (2409 TT)	275,000	109,635

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bank of Kaohsiung Co. Ltd.	13,390	$5,236
	BES Engineering Corp.	55,000	20,364
	Brighton-Best International Taiwan, Inc.	5,000	5,833
	Capital Securities Corp.	59,000	39,896
	Catcher Technology Co. Ltd.	8,000	56,497
	Cathay Real Estate Development Co. Ltd.	22,000	13,681
	Central Reinsurance Co. Ltd.	11,000	8,504
	Chailease Holding Co. Ltd.	56,100	216,583
	Chang Hwa Commercial Bank Ltd.	234,150	144,627
	Chang Wah Electromaterials, Inc.	14,000	18,137
	Cheng Loong Corp.	21,000	12,803
	Cheng Shin Rubber Industry Co. Ltd.	40,000	53,507
	Cheng Uei Precision Industry Co. Ltd.	14,000	26,426
	China Airlines Ltd.	123,000	84,284
	China Motor Corp.	4,000	7,378
*	China Petrochemical Development Corp.	125,000	31,074
	Chipbond Technology Corp.	13,000	24,303
	ChipMOS Technologies, Inc. (8150 TT)	20,000	17,305
	Chong Hong Construction Co. Ltd.	8,000	21,858
	Clevo Co.	10,000	14,790
	Compal Electronics, Inc.	103,000	100,796
	Compeq Manufacturing Co. Ltd.	43,000	93,457
	Continental Holdings Corp.	6,000	4,418
	Coretronic Corp.	6,000	16,244
	CTCI Corp.	24,000	23,400
	Depo Auto Parts Ind Co. Ltd.	4,000	22,884
	Ennostar, Inc.	21,000	24,571
	Eternal Materials Co. Ltd.	17,000	15,754
	Eva Airways Corp.	114,000	143,743
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	20,000	$22,895
	EVERGREEN Steel Corp.	10,000	26,921
	Everlight Electronics Co. Ltd.	5,000	11,544
	Far Eastern Department Stores Ltd.	36,000	25,489
	Far Eastern International Bank	55,000	24,670
	Far Eastern New Century Corp.	91,000	87,218
	Farglory Land Development Co. Ltd.	12,000	24,794
	Feng Hsin Steel Co. Ltd.	14,000	31,635
	Fitipower Integrated Technology, Inc.	3,000	18,004
*	FLEXium Interconnect, Inc.	13,000	28,345
	Formosa Chemicals & Fibre Corp.	149,000	143,094
	Formosa Taffeta Co. Ltd.	15,000	8,206
	Foxsemicon Integrated Technology, Inc.	4,000	40,501
	Fulgent Sun International Holding Co. Ltd.	6,000	20,490
	Genius Electronic Optical Co. Ltd.	2,000	28,804
	Global Brands Manufacture Ltd.	12,000	45,922
	Globalwafers Co. Ltd.	11,000	124,861
	Gloria Material Technology Corp.	21,000	25,995
	Goldsun Building Materials Co. Ltd.	17,000	20,974
	Grape King Bio Ltd.	2,000	8,644
	Hannstar Board Corp.	10,000	24,279
*	HannStar Display Corp.	40,000	9,538
	Hotai Finance Co. Ltd.	6,000	12,876
	Huaku Development Co. Ltd.	11,550	36,742
	Huang Hsiang Construction Corp.	4,507	5,878
	IBF Financial Holdings Co. Ltd.	102,870	49,943
	Innolux Corp.	228,000	87,445
	ITEQ Corp.	9,000	30,236
	Kenda Rubber Industrial Co. Ltd.	19,000	14,357

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kindom Development Co. Ltd.	15,000	$25,004
	Kinpo Electronics	45,000	26,837
	Kinsus Interconnect Technology Corp.	13,000	44,173
*	Lung Yen Life Service Corp.	6,000	11,761
*	Macronix International Co. Ltd.	78,000	49,047
*	Mercuries Life Insurance Co. Ltd.	29,000	5,072
	Merida Industry Co. Ltd.	6,000	23,180
	Merry Electronics Co. Ltd.	7,000	26,548
*	Mitac Holdings Corp.	36,000	91,161
	Nan Ya Plastics Corp.	120,000	163,668
	Nan Ya Printed Circuit Board Corp.	7,000	41,007
*	Nanya Technology Corp.	52,000	76,553
	Nuvoton Technology Corp.	10,000	22,836
	O-Bank Co. Ltd.	35,000	10,601
	Orient Semiconductor Electronics Ltd.	16,000	20,624
	Pan German Universal Motors Ltd.	2,000	22,298
	Pan Jit International, Inc.	4,000	6,304
	Pan-International Industrial Corp.	17,000	24,356
	Parade Technologies Ltd.	2,000	38,064
	Pegatron Corp.	55,000	146,419
	Pou Chen Corp.	80,000	75,233
*	Powerchip Semiconductor Manufacturing Corp.	132,000	65,757
	Powertech Technology, Inc.	21,000	87,716
	President Securities Corp.	22,000	13,865
	Primax Electronics Ltd.	19,000	46,049
	Qisda Corp.	26,000	22,422
	Ruentex Development Co. Ltd.	65,000	64,885
	Ruentex Industries Ltd.	24,000	41,731
	Sanyang Motor Co. Ltd.	9,000	18,618
	Sercomm Corp.	12,000	40,027
	Shanghai Commercial & Savings Bank Ltd.	88,000	126,337
	Shinfox Energy Co. Ltd.	5,000	13,633
		Shares	Value»
TAIWAN — (Continued)
	Shinkong Insurance Co. Ltd.	4,000	$12,675
	Shinkong Synthetic Fibers Corp.	20,000	8,588
	Sigurd Microelectronics Corp.	19,000	49,146
	Simplo Technology Co. Ltd.	3,000	40,960
	Sino-American Silicon Products, Inc.	20,000	67,051
	Sports Gear Co. Ltd.	3,000	10,061
	Standard Foods Corp.	18,000	19,215
	Supreme Electronics Co. Ltd.	22,000	30,960
	Systex Corp.	5,000	18,223
	Ta Ya Electric Wire & Cable	23,345	27,065
	Tainan Spinning Co. Ltd.	11,000	4,724
	Taishin Financial Holding Co. Ltd.	345,000	188,296
	Taiwan Business Bank	165,000	88,654
	Taiwan Fertilizer Co. Ltd.	29,000	50,369
*	Taiwan Glass Industry Corp.	39,000	31,009
	Taiwan Surface Mounting Technology Corp.	11,000	38,774
	Tong Hsing Electronic Industries Ltd.	3,000	10,141
	Tong Yang Industry Co. Ltd.	7,000	24,448
	Tripod Technology Corp.	3,000	27,922
	Tung Ho Steel Enterprise Corp.	13,000	27,872
	TXC Corp.	4,000	11,186
	U-Ming Marine Transport Corp.	18,000	31,297
	Unimicron Technology Corp.	58,000	263,279
	Union Bank of Taiwan	18,190	10,110
*	Unitech Printed Circuit Board Corp.	12,000	11,134
	Via Technologies, Inc.	10,000	19,766
	Wah Lee Industrial Corp.	3,000	9,390
	Walsin Lihwa Corp.	87,429	65,338
	Walsin Technology Corp.	10,000	28,134
	Wan Hai Lines Ltd.	20,000	59,148
	Win Semiconductors Corp.	15,000	42,536
*	Winbond Electronics Corp.	133,000	76,332

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wisdom Marine Lines Co. Ltd.	17,000	$33,062
	WNC Corp.	15,000	58,799
	Yageo Corp.	5,000	87,858
	Yang Ming Marine Transport Corp.	44,000	89,263
	YFY, Inc.	31,000	25,185
*	Yieh Phui Enterprise Co. Ltd.	15,000	7,516
	Yuanta Futures Co. Ltd.	2,000	5,503
	Yulon Finance Corp.	10,000	33,492
	Yulon Motor Co. Ltd.	18,000	19,634
	Zhen Ding Technology Holding Ltd.	28,000	116,779
TOTAL TAIWAN			5,823,218
THAILAND — (0.4%)
	AEON Thana Sinsap Thailand PCL	3,400	10,274
	Amata Corp. PCL	40,100	19,633
	AP Thailand PCL	102,500	22,739
	Bangchak Corp. PCL	28,300	29,443
	Bangkok Commercial Asset Management PCL	140,700	35,950
	Berli Jucker PCL	32,100	18,859
	CH Karnchang PCL	64,800	26,769
*	Energy Absolute PCL	78,000	6,922
#	JMT Network Services PCL	31,800	10,801
	Ngern Tid Lor PCL	14,800	7,925
	Regional Container Lines PCL	18,600	17,359
	Sansiri PCL	937,300	42,448
	Sri Trang Agro-Industry PCL	42,100	18,164
	Sri Trang Gloves Thailand PCL	23,000	4,962
	Srisawad Corp. PCL	17,300	10,746
	Star Petroleum Refining PCL	69,000	12,035
	Supalai PCL	68,900	32,890
	Thai Oil PCL	60,700	64,081
	Thai Union Group PCL	120,700	40,997
TOTAL THAILAND			432,997
TURKEY — (0.2%)
	Alarko Holding AS	10,000	23,085
	Anadolu Anonim Turk Sigorta Sirketi	10,000	24,473
	Aygaz AS	7,000	28,146
	Enerya Enerji AS	108,379	22,851
	Global Yatirim Holding AS	84,971	18,658
	Sekerbank Turk AS	49,467	7,117
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Sinai Kalkinma Bankasi AS	34,486	$11,672
	Ulker Biskuvi Sanayi AS	9,118	24,577
TOTAL TURKEY			160,579
UNITED ARAB EMIRATES — (0.7%)
*	Abu Dhabi Ports Co. PJSC	44,362	50,239
	ADNOC Logistics & Services	30,264	38,367
	Dubai Financial Market PJSC	52,129	24,800
	Dubai Investments PJSC	126,791	101,905
	Dubai Islamic Bank PJSC	26,113	70,820
	Emaar Development PJSC	17,855	72,865
*	Modon Holding PSC	130,467	134,607
*	Multiply Group PJSC	101,095	75,528
	NMDC Group PJSC	8,113	55,087
	Sharjah Islamic Bank	45,955	37,753
TOTAL UNITED ARAB EMIRATES			661,971
UNITED KINGDOM — (9.0%)
	Aberdeen Group PLC	99,999	263,871
	Barratt Redrow PLC	18,383	90,526
	Beazley PLC	33,525	395,016
	Bellway PLC	6,787	222,125
	Berkeley Group Holdings PLC	4,579	220,212
	Burford Capital Ltd.	9,962	126,380
	Centrica PLC	273,712	594,982
	Croda International PLC	7,511	258,511
	DCC PLC	5,602	350,859
	Drax Group PLC	19,474	181,878
*	Frasers Group PLC	4,973	45,026
	Grafton Group PLC, CDI	9,580	112,310
	Hiscox Ltd.	16,686	284,084
	IG Group Holdings PLC	18,589	276,805
	Inchcape PLC	18,806	174,047
	Informa PLC	8,187	93,619
	Investec PLC	23,857	176,467
	ITV PLC	191,721	207,958
	J Sainsbury PLC	100,261	400,903
	JD Sports Fashion PLC	150,796	169,266
	Johnson Matthey PLC	7,248	168,884
	Kingfisher PLC	92,455	328,752
	Lion Finance Group PLC	1,890	189,480
	M&G PLC	112,005	385,509

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Man Group PLC	65,141	$141,470
	Marks & Spencer Group PLC	68,072	312,627
	Mondi PLC	25,176	340,335
*	Ocado Group PLC	7,284	30,189
	OSB Group PLC	14,843	108,573
	Persimmon PLC	18,262	275,368
Ω	Quilter PLC	69,768	155,894
	Rathbones Group PLC	2,443	61,588
	RS Group PLC	25,841	190,163
	Schroders PLC	41,656	214,118
	Spectris PLC	5,486	288,068
	Tate & Lyle PLC	19,642	138,687
	Taylor Wimpey PLC	201,931	271,695
	TBC Bank Group PLC	1,966	125,664
	TP ICAP Group PLC	40,613	163,946
*	Vistry Group PLC	26,996	206,898
	Whitbread PLC	8,221	330,244
TOTAL UNITED KINGDOM			9,072,997
TOTAL COMMON STOCKS			99,071,926
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.2%)
	Banco Pan SA, 3.100%	5,090	7,081
	Gerdau SA, 3.801%	40,000	120,295
	Raizen SA, 0.705%	43,400	11,006
TOTAL BRAZIL			138,382
COLOMBIA — (0.0%)
	Grupo Argos SA, 5.658%	1,239	3,464
	Grupo Aval Acciones y Valores SA, 4.066%	89,000	12,290
	Grupo de Inversiones Suramericana SA, 3.840%	1,713	15,453
TOTAL COLOMBIA			31,207
	Shares	Value»

GERMANY — (0.4%)
FUCHS SE, 2.921%	2,980	$136,365
Porsche Automobil Holding SE, 5.422%	5,688	228,283
Sixt SE, 4.466%	764	53,280
TOTAL GERMANY		417,928
TOTAL PREFERRED STOCKS		587,517
TOTAL INVESTMENT SECURITIES (Cost $92,694,637)		99,659,443

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	95,141	1,100,490
TOTAL INVESTMENTS — (100.0%)
(Cost $93,795,085)^^			$100,759,933

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has
been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of July 31, 2025, Dimensional World ex U.S. Sustainability Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	4	09/19/25	$1,276,667	$1,274,850	$(1,817)
Total Futures Contracts			$1,276,667	$1,274,850	$(1,817)

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
As of July 31, 2025, the value of Rule 144A securities amounted to $4,529,533 or 4.5% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$3,878,453	—	$3,878,453
Austria	—	260,231	—	260,231
Belgium	—	826,295	—	826,295
Brazil	$819,514	—	—	819,514
Canada	6,626,276	—	—	6,626,276
Chile	58,802	—	—	58,802
China	397,423	9,840,170	—	10,237,593
Colombia	15,667	—	—	15,667
Denmark	—	2,042,175	—	2,042,175
Finland	—	2,011,725	—	2,011,725
France	—	3,560,550	—	3,560,550
Germany	—	3,602,017	—	3,602,017
Greece	—	174,225	—	174,225
Hong Kong	—	993,031	—	993,031
India	—	5,757,105	—	5,757,105
Indonesia	—	162,843	—	162,843
Ireland	—	1,183,142	—	1,183,142
Israel	—	1,036,156	—	1,036,156
Italy	221,415	3,663,350	—	3,884,765
Japan	—	14,248,581	—	14,248,581
Kuwait	—	275,523	—	275,523
Malaysia	—	426,579	—	426,579
Mexico	251,628	—	—	251,628
Netherlands	—	3,030,599	—	3,030,599
New Zealand	—	120,837	—	120,837
Norway	22,886	407,253	—	430,139
Philippines	—	113,595	—	113,595
Poland	—	421,029	—	421,029
Portugal	—	385,264	—	385,264
Qatar	—	157,189	—	157,189
Saudi Arabia	—	806,859	—	806,859
Singapore	—	912,845	—	912,845
South Africa	—	931,702	—	931,702
South Korea	—	3,907,054	—	3,907,054
Spain	—	685,025	—	685,025
Sweden	—	2,262,381	—	2,262,381
Switzerland	—	6,422,770	—	6,422,770
Taiwan	—	5,823,218	—	5,823,218
Thailand	—	432,997	—	432,997
Turkey	—	160,579	—	160,579
United Arab Emirates	—	661,971	—	661,971
United Kingdom	—	9,072,997	—	9,072,997
Preferred Stocks
Brazil	138,382	—	—	138,382
Colombia	31,207	—	—	31,207
Germany	—	417,928	—	417,928
Securities Lending Collateral	—	1,100,490	—	1,100,490
Total Investments in Securities	$8,583,200	$92,176,733	—	$100,759,933

Dimensional World ex U.S. Sustainability Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Liabilities
Futures Contracts**	$(1,817)	—	—	$(1,817)
Total Financial Instruments	$(1,817)	—	—	$(1,817)
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2025, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio and Dimensional World

ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2025, the DFA Commodity Strategy Portfolio held $233,287,074 in the Subsidiary, representing 22.33% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$229,418
U.S. Large Cap Value Portfolio	15,880,654
U.S. Targeted Value Portfolio	11,135,624
U.S. Small Cap Value Portfolio	13,503,862
U.S. Core Equity 1 Portfolio	12,013,144
U.S. Core Equity 2 Portfolio	13,526,250
U.S. Vector Equity Portfolio	3,287,034
U.S. Small Cap Portfolio	11,991,209
U.S. Micro Cap Portfolio	5,032,497
DFA Real Estate Securities Portfolio	4,410,198
Large Cap International Portfolio	3,994,158
International Core Equity 2 Portfolio	23,608,841
International Small Company Portfolio	10,167,097
Global Small Company Portfolio	81,073
Japanese Small Company Portfolio	163,571
Asia Pacific Small Company Portfolio	151,468
United Kingdom Small Company Portfolio	19,769
Continental Small Company Portfolio	5,145
DFA International Real Estate Securities Portfolio	3,413,496
DFA Global Real Estate Securities Portfolio	6,535,454
DFA International Small Cap Value Portfolio	8,904,282
International Vector Equity Portfolio	2,536,833
World ex U.S. Value Portfolio	248,913
World ex U.S. Targeted Value Portfolio	565,690
World ex U.S. Core Equity Portfolio	2,983,137
Selectively Hedged Global Equity Portfolio	151,383
Emerging Markets Portfolio	2,688,937
Emerging Markets Small Cap Portfolio	2,389,907
Emerging Markets Value Portfolio	9,041,985
Emerging Markets Core Equity 2 Portfolio	19,816,098
U.S. Large Cap Equity Portfolio	1,117,206

Federal Tax Cost
DFA Commodity Strategy Portfolio	$2,806,684
DFA One-Year Fixed Income Portfolio	4,509,616
DFA Two-Year Global Fixed Income Portfolio	4,472,059
DFA Selectively Hedged Global Fixed Income Portfolio	993,051
DFA Short-Term Government Portfolio	1,880,180
DFA Five-Year Global Fixed Income Portfolio	9,111,182
DFA World ex U.S. Government Fixed Income Portfolio	1,037,607
DFA Intermediate Government Fixed Income Portfolio	6,095,966
DFA Short-Term Extended Quality Portfolio	5,610,078
DFA Intermediate-Term Extended Quality Portfolio	1,770,162
DFA Targeted Credit Portfolio	845,640
DFA Investment Grade Portfolio	12,859,802
DFA Inflation-Protected Securities Portfolio	5,442,060
DFA Short-Term Municipal Bond Portfolio	1,473,328
DFA Intermediate-Term Municipal Bond Portfolio	1,342,161
DFA Selective State Municipal Bond Portfolio	526,021
DFA Short-Term Selective State Municipal Bond Portfolio	200,088
DFA California Short-Term Municipal Bond Portfolio	814,857
DFA California Intermediate-Term Municipal Bond Portfolio	431,419
DFA NY Municipal Bond Portfolio	166,209
Dimensional Retirement Income Fund	60,682
Dimensional 2045 Target Date Retirement Income Fund	153,858
Dimensional 2050 Target Date Retirement Income Fund	130,746
Dimensional 2055 Target Date Retirement Income Fund	95,536
Dimensional 2060 Target Date Retirement Income Fund	79,028
Dimensional 2065 Target Date Retirement Income Fund	33,259
Dimensional 2070 Target Date Retirement Income Fund	18
Dimensional 2015 Target Date Retirement Income Fund	21,026
Dimensional 2020 Target Date Retirement Income Fund	62,016
Dimensional 2025 Target Date Retirement Income Fund	119,986
Dimensional 2030 Target Date Retirement Income Fund	162,660
Dimensional 2035 Target Date Retirement Income Fund	169,806
Dimensional 2040 Target Date Retirement Income Fund	154,904
DFA Short-Duration Real Return Portfolio	1,982,598
DFA Municipal Real Return Portfolio	1,724,835
DFA Municipal Bond Portfolio	469,560
World Core Equity Portfolio	598,295
DFA LTIP Portfolio	579,954
U.S. Social Core Equity 2 Portfolio	917,797
U.S. Sustainability Core 1 Portfolio	4,347,146
U.S. Sustainability Targeted Value Portfolio	429,014
International Sustainability Core 1 Portfolio	2,777,115
International Social Core Equity Portfolio	1,216,000
Global Social Core Equity Portfolio	54,102
Emerging Markets Social Core Equity Portfolio	1,180,061
Dimensional VA U.S. Targeted Value Portfolio	633,723
Dimensional VA U.S. Large Value Portfolio	440,743
Dimensional VA International Value Portfolio	484,750

Federal Tax Cost
Dimensional VA International Small Portfolio	$328,422
Dimensional VA Short-Term Fixed Portfolio	416,669
Dimensional VA Global Bond Portfolio	327,373
Dimensional VIT Inflation-Protected Securities Portfolio	227,070
Dimensional VA Global Moderate Allocation Portfolio	170,741
U.S. Large Cap Growth Portfolio	2,083,329
U.S. Small Cap Growth Portfolio	1,294,878
International Large Cap Growth Portfolio	767,256
International Small Cap Growth Portfolio	223,383
DFA Social Fixed Income Portfolio	687,766
DFA Diversified Fixed Income Portfolio	1,800,056
U.S. High Relative Profitability Portfolio	3,436,384
International High Relative Profitability Portfolio	1,242,227
Dimensional VA Equity Allocation Portfolio	173,295
DFA MN Municipal Bond Portfolio	27,973
DFA California Municipal Real Return Portfolio	352,135
DFA Global Core Plus Fixed Income Portfolio	2,754,641
Emerging Markets Sustainability Core 1 Portfolio	855,587
Emerging Markets Targeted Value Portfolio	217,696
DFA Global Sustainability Fixed Income Portfolio	702,079
DFA Oregon Municipal Bond Portfolio	90,851
DFA Global Core Plus Real Return Portfolio	269,357
Emerging Markets ex China Core Equity Portfolio	923,132
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	93,795
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.